UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES Investment Company Act file number 811-21779 --------

JOHN HANCOCK FUNDS II --------------------------------------------------------- (Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805 ------------------------------------------------------------- (Address of principal executive offices) (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805 ------------------------------------------------------------------------------------------ (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-3000
--------------

Date of fiscal year end: 8/31 ------ Date of reporting period: 2/28/06 ------- ITEM 1. REPORTS TO STOCKHOLDERS.
The Registrant prepared six semi annual reports to shareholders for the period ended February 28, 2006. The first report applies to 48 of the Registrant’s portfolios, the second report applies to Lifestyle Aggressive Portfolio, the third report applies to Lifestyle Balanced Portfolio, the fourth report applies to Lifestyle Conservative Portfolio, the fifth report applies to Lifestyle Growth Portfolio, and the sixth report applies to Lifestyle Moderate Portfolio.

JOHN HANCOCK

Funds II

2.28.2006 **Semiannual Report**

JOHN HANCOCK FUNDS

John Hancock Funds II President’s Message

February 28, 2006

To our shareholders:

After producing modest returns in 2005, the stock market started off strong in the first two months of 2006. The major indexes all advanced and produced two-month returns that were already half as much as the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 2.93% through February 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a slower-growing economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of their 18-month campaign of rising interest rates.

Although a solid yearly beginning has typically augured well for the rest of the year, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes —stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein President and Chief Executive Officer

John Hancock Funds II Semiannual Report — Table of Contents

Sector Weightings	4
Understanding Your Fund’s Expenses	10
Statements of Assets and Liabilities	27
Statements of Operations	39
Statements of Changes in Net Assets	51
Financial Highlights	59
Portfolio of Investments (See below for each Fund’s page #)	107
Notes to Financial Statements	317
Evaluation of Advisory and Subadivsory Agreements by the Board of Trustees	344
Appendix A	346

	Portfolio of		Portfolio of
Portfolio	Investments	Portfolio	Investments
500 Index Fund	107	Mid Cap Stock Fund	214
Active Bond Fund	113	Mid Cap Value Fund	216
All Cap Growth Fund	127	Natural Resources Fund	218
All Cap Value Fund	129	Quantitative Mid Cap Fund	219
Blue Chip Growth Fund	131	Quantitative Value Fund	220
Capital Appreciation Fund	134	Real Estate Securities Fund	222
Core Bond Fund	135	Real Return Bond Fund	223
Core Equity Fund	142	Small Cap Fund	224
Emerging Growth Fund	143	Small Cap Index Fund	225
Emerging Small Company Fund	145	Small Cap Opportunities Fund	245
Equity-Income Fund	147	Small Company Fund	247
Fundamental Value Fund	150	Small Company Growth Fund	251
Global Bond Fund	151	Small Company Value Fund	254
High Yield Fund	156	Special Value Fund	256
International Equity Index Fund	168	Spectrum Income Fund	259
International Opportunities Fund	183	Strategic Bond Fund	285
International Small Cap Fund	184	Strategic Value Fund	295
International Stock Fund	186	Total Return Fund	296
International Value Fund	191	U.S. Global Leaders Growth Fund	299
Investment Quality Bond Fund	192	U.S. Government Securities Fund	300
Large Cap Fund	204	U.S. High Yield Bond Fund	301
Large Cap Value Fund	205	U.S. Multi Sector Fund	306
Mid Cap Core Fund	207	Value & Restructuring Fund	312
Mid Cap Index Fund	209	Vista Fund	314

John Hancock Funds II Sector Weightings

500 Index Fund

Sector Weighting	% of Total
Basic Materials	2.65
Communications	9.77
Consumer, Cyclical	7.94
Consumer, Non-cyclical	19.69
Energy	8.74
Finance and Insurance	2.82
Financial	19.07
Government	4.83
Industrial	10.53
Mortgage Securities	0.42
Technology	10.30
Utilities	3.11
Other Assets & Liabilities	0.13
Total	100.00

Active Bond Fund

Sector Weighting	% of Total
Asset Backed Securities	1.91
Basic Materials	0.45
Communications	3.35
Consumer, Cyclical	1.34
Consumer, Non-cyclical	1.86
Diversified	0.21
Energy	1.99
Financial	8.48
Government	30.49
Industrial	1.07
Mortgage Securities	44.85
Other Services (except
Public Administration)*	16.97
Short-Term Securities	21.39
Technology	0.02
Utilities	2.67
Other Assets & Liabilities	–37.05
Total	100.00

All Cap Growth Fund

Sector Weighting	% of Total
Basic Materials	3.26
Communications	13.15
Consumer, Cyclical	10.60
Consumer, Non-cyclical	21.00
Energy	6.94
Financial	11.60
Industrial	13.13
Other Services (except
Public Administration)*	2.96
Short-Term Securities	2.35
Technology	18.14
Other Assets & Liabilities	–3.13
Total	100.00

All Cap Value Fund

Sector Weighting	% of Total
Basic Materials	8.05
Communications	8.74
Consumer, Cyclical	10.77
Consumer, Non-cyclical	16.28
Energy	6.10
Financial	10.40
Industrial	27.52
Other Services (except
Public Administration)*	10.77
Short-Term Securities	3.34
Technology	6.01
Utilities	2.59
Other Assets & Liabilities	–10.57
Total	100.00

Blue Chip Growth Fund

Sector Weighting	% of Total
Basic Materials	1.80
Communications	12.30
Consumer, Cyclical	10.78
Consumer, Non-cyclical	21.99
Energy	6.51
Financial	21.24
Industrial	9.14
Other Services (except
Public Administration)*	5.93
Short-Term Securities	0.88
Technology	15.17
Other Assets & Liabilities	–5.74
Total	100.00

Capital Appreciation Fund

Sector Weighting	% of Total
Communications	16.95
Consumer, Cyclical	13.06
Consumer, Non-cyclical	26.33
Energy	5.33
Financial	14.06
Industrial	3.50
Other Services (except
Public Administration)*	0.78
Short-Term Securities	1.63
Technology	19.60
Other Assets & Liabilities	–1.24
Total	100.00

Core Bond Fund

Sector Weighting	% of Total
Asset Backed Securities	12.14
Basic Materials	0.23
Communications	3.31
Consumer, Cyclical	0.31
Consumer, Non-cyclical	0.97
Energy	1.61
Financial	7.78
Government	24.47
Industrial	0.22
Mortgage Securities	57.74
Short-Term Securities	4.54
Technology	0.15
Utilities	1.22
Other Assets & Liabilities	–14.69
Total	100.00

Core Equity Fund

Sector Weighting	% of Total
Communications	35.15
Consumer, Cyclical	9.84
Consumer, Non-cyclical	15.22
Financial	14.17
Industrial	10.28
Short-Term Securities	0.96
Technology	9.59
Utilities	4.45
Other Assets & Liabilities	0.34
Total	100.00

Emerging Growth Fund

Sector Weighting	% of Total
Basic Materials	0.73
Communications	10.09
Consumer, Cyclical	17.36
Consumer, Non-cyclical	19.65
Energy	9.66
Finance and Insurance	3.44
Financial	8.11
Government	1.76
Industrial	12.64
Other Services (except
Public Administration)*	41.30
Technology	16.10
Utilities	0.78
Other Assets & Liabilities	–41.62
Total	100.00

John Hancock Funds II Sector Weightings

Emerging Small Company Fund

Sector Weighting	% of Total
Basic Materials	3.44
Communications	8.08
Consumer, Cyclical	11.75
Consumer, Non-cyclical	20.77
Energy	8.20
Financial	12.16
Industrial	17.07
Short-Term Securities	1.54
Technology	15.76
Other Assets & Liabilities	1.23
Total	100.00

Equity-Income Fund

Sector Weighting	% of Total
Basic Materials	4.62
Communications	16.84
Consumer, Cyclical	5.80
Consumer, Non-cyclical	18.48
Energy	8.50
Financial	17.88
Industrial	13.71
Mortgage Securities	0.48
Other Services (except
Public Administration)*	10.52
Short-Term Securities	4.82
Technology	4.95
Utilities	4.20
Other Assets & Liabilities	–10.80
Total	100.00

Fundamental Value Fund

Sector Weighting	% of Total
Asset Backed Securities	1.52
Basic Materials	0.43
Communications	6.58
Consumer, Cyclical	8.05
Consumer, Non-cyclical	16.21
Diversified	0.41
Energy	10.71
Financial	43.71
Industrial	8.64
Other Services (except
Public Administration)*	11.95
Technology	3.66
Other Assets & Liabilities	–11.87
Total	100.00

Global Bond Fund

Sector Weighting	% of Total
Asset Backed Securities	18.87
Basic Materials	0.19
Communications	0.60
Consumer, Cyclical	7.92
Consumer, Non-cyclical	0.22
Energy	0.02
Financial	13.42
Government	33.02
Industrial	1.75
Mortgage Securities	32.05
Other Services (except
Public Administration)*	2.76
Short-Term Securities	6.59
Technology	2.96
Utilities	0.78
Other Assets & Liabilities	–21.15
Total	100.00

High Yield Fund

Sector Weighting	% of Total
Asset Backed Securities	0.00
Basic Materials	7.47
Communications	15.61
Consumer, Cyclical	15.56
Consumer, Non-cyclical	12.66
Diversified	0.62
Energy	8.94
Finance and Insurance	0.02
Financial	14.08
Government	10.35
Industrial	7.89
Other Services (except
Public Administration)*	22.92
Retail Trade	0.17
Technology	1.41
Utilities	4.43
Other Assets & Liabilities	–22.13
Total	100.00

International Equity Index Fund

Sector Weighting	% of Total
Basic Materials	8.03
Communications	9.95
Consumer, Cyclical	9.34
Consumer, Non-cyclical	13.15
Diversified	0.71
Energy	9.44
Financial	27.31
Funds	0.35
Industrial	10.22
Other Services (except
Public Administration)*	12.84
Short-Term Securities	3.56
Technology	2.46
Utilities	4.93
Other Assets & Liabilities	–12.29
Total	100.00

International Opportunities Fund

Sector Weighting	% of Total
Basic Materials	4.90
Communications	10.62
Consumer, Cyclical	20.34
Consumer, Non-cyclical	10.36
Diversified	1.50
Energy	7.24
Financial	21.26
Industrial	17.73
Other Services (except
Public Administration)*	11.06
Short-Term Securities	2.33
Technology	2.02
Utilities	2.59
Other Assets & Liabilities	–11.95
Total	100.00

International Small Cap Fund

Sector Weighting	% of Total
Basic Materials	6.01
Communications	4.26
Consumer, Cyclical	16.80
Consumer, Non-cyclical	17.74
Diversified	2.64
Energy	3.56
Financial	9.00
Industrial	23.42
Other Services (except
Public Administration)*	4.29
Short-Term Securities	7.09
Technology	4.37
Utilities	2.38
Other Assets & Liabilities	–1.56
Total	100.00

John Hancock Funds II Sector Weightings

International Stock Fund

Sector Weighting	% of Total
Basic Materials	6.71
Communications	4.52
Consumer, Cyclical	15.96
Consumer, Non-cyclical	16.31
Diversified	0.49
Energy	11.15
Financial	25.01
Government	0.44
Industrial	8.39
Other Services (except
Public Administration)*	16.79
Short-Term Securities	4.37
Technology	0.88
Utilities	5.47
Other Assets & Liabilities	–16.49
Total	100.00

International Value Fund

Sector Weighting	% of Total
Basic Materials	6.84
Communications	20.70
Consumer, Cyclical	6.99
Consumer, Non-cyclical	11.80
Diversified	1.16
Energy	6.72
Financial	19.07
Government	0.07
Industrial	13.94
Other Services (except
Public Administration)*	15.74
Short-Term Securities	5.02
Technology	4.49
Utilities	2.34
Other Assets & Liabilities	–14.88
Total	100.00

Investment Quality Bond Fund

Sector Weighting	% of Total
Asset Backed Securities	7.82
Basic Materials	1.75
Communications	5.69
Consumer, Cyclical	3.26
Consumer, Non-cyclical	15.80
Diversified	0.16
Energy	1.96
Financial	19.63
Government	19.70
Industrial	1.24
Mortgage Securities	18.90
Technology	0.12
Utilities	3.12
Other Assets & Liabilities	0.85
Total	100.00

Large Cap Fund

Sector Weighting	% of Total
Communications	10.60
Consumer, Cyclical	7.75
Consumer, Non-cyclical	21.94
Energy	4.34
Financial	24.68
Government	0.19
Industrial	11.71
Other Services (except
Public Administration)*	1.25
Short-Term Securities	2.87
Technology	10.01
Utilities	5.85
Other Assets & Liabilities	–1.19
Total	100.00

Large Cap Value Fund

Sector Weighting	% of Total
Basic Materials	3.46
Communications	5.13
Consumer, Cyclical	6.07
Consumer, Non-cyclical	13.34
Energy	23.27
Financial	28.05
Industrial	9.97
Other Services (except
Public Administration)*	3.84
Short-Term Securities	0.18
Technology	8.98
Utilities	1.44
Other Assets & Liabilities	–3.73
Total	100.00

Mid Cap Core Fund

Sector Weighting	% of Total
Basic Materials	7.04
Communications	3.79
Consumer, Cyclical	8.57
Consumer, Non-cyclical	19.12
Diversified	1.00
Energy	4.91
Financial	10.17
Industrial	14.66
Other Services (except
Public Administration)*	14.50
Short-Term Securities	19.12
Technology	10.27
Utilities	1.48
Other Assets & Liabilities	–14.63
Total	100.00

Mid Cap Index Fund

Sector Weighting	% of Total
Basic Materials	3.19
Communications	4.43
Consumer, Cyclical	13.69
Consumer, Non-cyclical	16.44
Diversified	0.37
Energy	9.58
Financial	20.08
Government	3.51
Industrial	12.82
Technology	9.98
Utilities	5.84
Other Assets & Liabilities	0.07
Total	100.00

Mid Cap Stock Fund

Sector Weighting	% of Total
Basic Materials	1.08
Communications	8.69
Consumer, Cyclical	22.18
Consumer, Non-cyclical	22.34
Diversified	2.22
Energy	5.90
Financial	15.59
Industrial	7.27
Other Services (except
Public Administration)*	30.80
Technology	14.89
Other Assets & Liabilities	–30.96
Total	100.00

Mid Cap Value Fund

Sector Weighting	% of Total
Basic Materials	11.41
Communications	16.90
Consumer, Cyclical	14.08
Consumer, Non-cyclical	12.48
Energy	5.40
Financial	12.38
Industrial	11.68
Other Services (except
Public Administration)*	30.21
Short-Term Securities	5.08
Technology	3.04
Utilities	7.57
Other Assets & Liabilities	–30.23
Total	100.00

John Hancock Funds II Sector Weightings

Natural Resources Fund

Sector Weighting	% of Total
Basic Materials	33.20
Energy	63.54
Financial	3.10
Other Services (except
Public Administration)*	12.20
Other Assets & Liabilities	–12.04
Total	100.00

Quantitative Mid Cap Fund

Sector Weighting	% of Total
Basic Materials	2.71
Communications	7.85
Consumer, Cyclical	15.09
Consumer, Non-cyclical	17.63
Energy	9.78
Finance and Insurance	2.26
Financial	14.91
Funds	2.27
Industrial	15.58
Other Services (except
Public Administration)*	20.23
Technology	8.82
Utilities	3.34
Other Assets & Liabilities	–20.47
Total	100.00

Quantitative Value Fund

Sector Weighting	% of Total
Basic Materials	2.01
Communications	7.54
Consumer, Cyclical	6.74
Consumer, Non-cyclical	12.83
Energy	15.88
Finance and Insurance	0.90
Financial	35.60
Government	0.87
Industrial	5.86
Mortgage Securities	1.54
Other Services (except
Public Administration)*	16.05
Technology	6.18
Utilities	4.64
Other Assets & Liabilities	–16.64
Total	100.00

Real Estate Securities Fund

Sector Weighting	% of Total
Consumer, Cyclical	3.80
Financial	95.06
Other Services (except
Public Administration)*	6.90
Short-Term Securities	1.07
Other Assets & Liabilities	–6.83
Total	100.00

Real Return Bond Fund

Sector Weighting	% of Total
Asset Backed Securities	0.11
Basic Materials	0.16
Consumer, Cyclical	0.02
Energy	0.09
Financial	1.12
Government	100.27
Mortgage Securities	4.43
Other Services (except
Public Administration)*	50.74
Short-Term Securities	2.09
Other Assets & Liabilities	–59.03
Total	100.00

Small Cap Fund

Sector Weighting	% of Total
Basic Materials	4.23
Communications	11.09
Consumer, Cyclical	14.46
Consumer, Non-cyclical	17.99
Energy	7.71
Financial	14.33
Industrial	16.31
Other Services (except
Public Administration)*	44.04
Short-Term Securities	3.02
Technology	9.16
Utilities	1.64
Other Assets & Liabilities	–43.98
Total	100.00

Small Cap Index Fund

Sector Weighting	% of Total
Basic Materials	3.63
Communications	8.79
Consumer, Cyclical	12.05
Consumer, Non-cyclical	18.03
Diversified	0.19
Energy	5.75
Finance and Insurance	3.11
Financial	19.32
Government	2.52
Industrial	13.94
Mortgage Securities	0.02
Retail Trade	0.04
Technology	10.22
Utilities	2.34
Other Assets & Liabilities	0.05
Total	100.00

Small Cap Opportunities Fund

Sector Weighting	% of Total
Basic Materials	2.99
Communications	2.26
Consumer, Cyclical	21.64
Consumer, Non-cyclical	6.84
Energy	8.64
Financial	25.32
Industrial	19.98
Other Services (except
Public Administration)*	50.80
Short-Term Securities	5.10
Technology	5.64
Utilities	0.98
Other Assets & Liabilities	–50.19
Total	100.00

Small Company Fund

Sector Weighting	% of Total
Basic Materials	5.18
Communications	4.66
Consumer, Cyclical	18.97
Consumer, Non-cyclical	17.70
Energy	5.29
Financial	13.78
Industrial	23.05
Manufacturing	0.23
Other Services (except
Public Administration)*	40.79
Short-Term Securities	0.44
Technology	7.41
Utilities	3.49
Other Assets & Liabilities	–40.99
Total	100.00

Small Company Growth Fund

Sector Weighting	% of Total
Basic Materials	1.71
Communications	8.23
Consumer, Cyclical	15.69
Consumer, Non-cyclical	25.23
Energy	8.70
Financial	6.86
Industrial	16.77
Short-Term Securities	1.52
Technology	15.30
Utilities	0.24
Other Assets & Liabilities	–0.25
Total	100.00

John Hancock Funds II
Sector Weightings

Small Company Value Fund

Sector Weighting	% of Total
Basic Materials	7.46
Communications	3.50
Consumer, Cyclical	10.43
Consumer, Non-cyclical	12.84
Energy	8.76
Financial	19.56
Funds	0.85
Industrial	24.95
Other Services (except
Public Administration)*	35.86
Short-Term Securities	3.91
Technology	4.52
Utilities	3.14
Other Assets & Liabilities	–35.78
Total	100.00

Special Value Fund

Sector Weighting	% of Total
Basic Materials	5.07
Communications	1.22
Consumer, Cyclical	11.11
Consumer, Non-cyclical	10.77
Energy	4.25
Financial	24.20
Funds	6.07
Industrial	22.88
Other Services (except
Public Administration)*	35.73
Short-Term Securities	10.01
Technology	7.96
Utilities	1.10
Other Assets & Liabilities	–40.37
Total	100.00

Spectrum Income Fund

Sector Weighting	% of Total
Asset Backed Securities	1.35
Basic Materials	1.96
Communications	7.93
Consumer, Cyclical	4.61
Consumer, Non-cyclical	6.66
Diversified	0.28
Energy	4.84
Financial	8.97
Government	19.53
Industrial	5.21
Mortgage Securities	23.94
Short-Term Securities	9.67
Technology	1.85
Utilities	3.09
Other Assets & Liabilities	0.11
Total	100.00

Strategic Bond Fund

Sector Weighting	% of Total
Asset Backed Securities	4.29
Basic Materials	1.22
Communications	5.97
Consumer, Cyclical	3.07
Consumer, Non-cyclical	3.52
Diversified	0.46
Energy	2.85
Financial	48.32
Government	20.82
Industrial	2.34
Mortgage Securities	37.72
Other Services (except
Public Administration)*	19.73
Retail Trade	0.04
Short-Term Securities	2.67
Technology	0.35
Utilities	1.67
Other Assets & Liabilities	–55.04
Total	100.00

Strategic Value Fund

Sector Weighting	% of Total
Basic Materials	3.99
Communications	24.90
Consumer, Cyclical	10.33
Consumer, Non-cyclical	12.62
Energy	9.69
Financial	23.54
Industrial	9.21
Other Services (except
Public Administration)*	4.68
Technology	6.50
Other Assets & Liabilities	–5.46
Total	100.00

Total Return Fund

Sector Weighting	% of Total
Asset Backed Securities	9.49
Basic Materials	2.72
Communications	0.15
Consumer, Cyclical	5.86
Consumer, Non-cyclical	0.41
Energy	0.08
Financial	12.18
Funds	2.69
Government	16.34
Industrial	3.56
Mortgage Securities	67.80
Other Services (except
Public Administration)*	0.02
Short-Term Securities	12.35
Technology	0.24
Utilities	0.71
Other Assets & Liabilities	–34.60
Total	100.00

U.S. Global Leaders Growth Fund

Sector Weighting	% of Total
Communications	3.89
Consumer, Cyclical	19.61
Consumer, Non-cyclical	41.41
Financial	7.36
Industrial	8.15
Short-Term Securities	3.05
Technology	18.66
Other Assets & Liabilities	–2.13
Total	100.00

U.S. Government Securities Fund

Sector Weighting	% of Total
Financial	15.67
Government	61.98
Mortgage Securities	76.11
Short-Term Securities	12.96
Other Assets & Liabilities	–66.72
Total	100.00

U.S. High Yield Bond Fund

Sector Weighting	% of Total
Basic Materials	2.53
Communications	21.91
Consumer, Cyclical	16.94
Consumer, Non-cyclical	11.99
Energy	9.98
Financial	18.97
Government	0.28
Industrial	7.92
Other Services (except
Public Administration)*	13.01
Short-Term Securities	6.62
Technology	2.56
Utilities	1.11
Other Assets & Liabilities	–13.82
Total	100.00

U.S. Multi Sector Fund

Sector Weighting	% of Total
Basic Materials	0.17
Communications	7.39
Consumer, Cyclical	22.29
Consumer, Non-cyclical	30.20
Energy	4.44
Financial	11.72
Government	0.26
Industrial	5.50
Mortgage Securities	2.07
Short-Term Securities	4.96
Technology	9.88
Utilities	0.98
Other Assets & Liabilities	0.14
Total	100.00

John Hancock Funds II Sector Weightings

Value & Restructuring Fund

Sector Weighting	% of Total
Basic Materials	5.46
Communications	13.76
Consumer, Cyclical	10.70
Consumer, Non-cyclical	13.33
Energy	17.95
Finance and Insurance	0.19
Financial	20.79
Industrial	13.95
Short-Term Securities	0.95
Technology	0.49
Utilities	2.34
Other Assets & Liabilities	0.09
Total	100.00

Vista Fund

Sector Weighting	% of Total
Basic Materials	5.53
Communications	15.81
Consumer, Cyclical	6.23
Consumer, Non-cyclical	14.47
Energy	9.78
Financial	11.52
Industrial	25.10
Other Services (except
Public Administration)*	21.96
Short-Term Securities	2.89
Technology	10.34
Other Assets & Liabilities	–23.63
Total	100.00

*Includes investment in the Navigator Securities Lending Prime Portfolio using cash held as collateral for the Securities Lending program.
Percentages are based on net assets as of 2-28-06.

John Hancock Funds II Understanding Your Fund’s Expenses

As a John Hancock Funds II mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1) and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first table for each Fund shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund held from inception through Feburary 28, 2006. It also shows how much a $1,000 investment would be at the close of the period, assuming actual Fund returns and expenses. To estimate the expenses that you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the “Expenses Paid During Period” row as shown below for your Classes.

Hypothetical Example for Comparison Purposes

The second table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table for each Fund is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

500 Index

Actual Fund Return		Class NAV
Beginning Account Value 10/29/2005		$1,000.00
Ending Account Value 2/28/2006		1,074.10
Expenses Paid During Period*		1.76

Hypothetical 5% Fund Return		Class NAV
Beginning Account Value 10/29/2005		$1,000.00
Ending Account Value 2/28/2006		1,015.10
Expenses Paid During Period*		1.71

Annualized Expense Ratios		Class NAV
		0.50%
Active Bond

Actual Fund Return	Class 1#	Class NAV#
Beginning Account Value 10/15/2005 and 10/27/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,012.40	1,015.00
Expenses Paid During Period*	2.82	2.42

Hypothetical 5% Fund Return	Class 1#	Class NAV#
Beginning Account Value 10/15/2005 and 10/27/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,016.00	1,014.60
Expenses Paid During Period*	2.82	2.42

Annualized Expense Ratios	Class 1#	Class NAV#
	0.75%	0.70%
# Class 1 and Class NAV shares began operations on 10/15/2005 and 10/27/2005, respectively.

John Hancock Funds II Understanding Your Fund’s Expenses

All Cap Growth

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,111.50	1,112.10
Expenses Paid During Period*	4.01	3.80

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.00	1,015.20
Expenses Paid During Period*	3.83	3.63

Annualized Expense Ratios	Class 1	Class NAV
	1.01%	0.96%
All Cap Value

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,118.10	1,118.60
Expenses Paid During Period*	3.71	3.50

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.30	1,015.50
Expenses Paid During Period*	3.53	3.33

Annualized Expense Ratios	Class 1	Class NAV
	0.94%	0.89%
Blue Chip Growth

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,095.80	1,096.00
Expenses Paid During Period*	3.46	3.35

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.50	1,015.60
Expenses Paid During Period*	3.33	3.22

Annualized Expense Ratios	Class 1	Class NAV
	0.89%	0.84%

John Hancock Funds II Understanding Your Fund’s Expenses

Capital Appreciation

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,102.20	1,103.30
Expenses Paid During Period*	3.68	3.47

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.30	1,015.50
Expenses Paid During Period*	3.53	3.33

Annualized Expense Ratios	Class 1	Class NAV
	0.93%	0.88%
Core Bond

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,012.60	1,012.80
Expenses Paid During Period*	3.22	3.12

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.50	1,015.70
Expenses Paid During Period*	3.33	3.12

Annualized Expense Ratios	Class 1	Class NAV
	0.88%	0.83%
Core Equity

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,084.30	1,085.00
Expenses Paid During Period*	3.44	3.23

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.50	1,015.70
Expenses Paid During Period*	3.33	3.12

Annualized Expense Ratios	Class 1	Class NAV
	0.88%	0.83%

John Hancock Funds II Understanding Your Fund’s Expenses

Emerging Growth

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,174.90	1,174.90
Expenses Paid During Period*	3.81	3.59

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.30	1,015.50
Expenses Paid During Period*	3.53	3.33

Annualized Expense Ratios	Class 1	Class NAV
	0.92%	0.87%
Emerging Small Company

Actual Fund Return	Class 1
Beginning Account Value 10/15/2005	$1,000.00
Ending Account Value 2/28/2006	1,168.60
Expenses Paid During Period*	4.77

Hypothetical 5% Fund Return	Class 1
Beginning Account Value 10/15/2005	$1,000.00
Ending Account Value 2/28/2006	1,014.40
Expenses Paid During Period*	4.43

Annualized Expense Ratios	Class 1
	1.18%
Equity-Income

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,090.70	1,090.90
Expenses Paid During Period*	3.45	3.35

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.50	1,015.60
Expenses Paid During Period*	3.33	3.22

Annualized Expense Ratios	Class 1	Class NAV
	0.89%	0.84%

John Hancock Funds II Understanding Your Fund’s Expenses

Fundamental Value

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,071.30	1,071.60
Expenses Paid During Period*	3.42	3.21

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.50	1,015.70
Expenses Paid During Period*	3.33	3.12

Annualized Expense Ratios	Class 1	Class NAV
	0.87%	0.82%
Global Bond

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	992.80	993.60
Expenses Paid During Period*	3.19	2.99

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.60	1,015.80
Expenses Paid During Period*	3.22	3.02

Annualized Expense Ratios	Class 1	Class NAV
	0.85%	0.80%
High Yield

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,045.70	1,045.00
Expenses Paid During Period*	2.97	2.76

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.90	1,016.10
Expenses Paid During Period*	2.92	2.72

Annualized Expense Ratios	Class 1	Class NAV
	0.78%	0.73%

John Hancock Funds II Understanding Your Fund’s Expenses

International Equity Index

Actual Fund Return		Class NAV
Beginning Account Value 10/29/2005		$1,000.00
Ending Account Value 2/28/2006		1,145.90
Expenses Paid During Period*		2.15

Hypothetical 5% Fund Return		Class NAV
Beginning Account Value 10/29/2005		$1,000.00
Ending Account Value 2/28/2006		1,014.80
Expenses Paid During Period*		2.01

Annualized Expense Ratios		Class NAV
		0.59%
International Opportunities

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,193.10	1,193.90
Expenses Paid During Period*	4.61	4.39

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,014.60	1,014.80
Expenses Paid During Period*	4.23	4.03

Annualized Expense Ratios	Class 1	Class NAV
	1.11%	1.06%
International Small Cap

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,107.60	1,109.20
Expenses Paid During Period*	4.64	4.43

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,014.40	1,014.60
Expenses Paid During Period*	4.43	4.23

Annualized Expense Ratios	Class 1	Class NAV
	1.17%	1.12%

John Hancock Funds II Understanding Your Fund’s Expenses

International Stock

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,132.30	1,133.80
Expenses Paid During Period*	4.37	4.16

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,014.70	1,014.90
Expenses Paid During Period*	4.13	3.93

Annualized Expense Ratios	Class 1	Class NAV
	1.09%	1.04%
International Value

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,091.10	1,091.50
Expenses Paid During Period*	3.97	3.76

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.00	1,015.20
Expenses Paid During Period*	3.83	3.63

Annualized Expense Ratios	Class 1	Class NAV
	1.00%	0.95%
Investment Quality Bond

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,013.70	1,013.80
Expenses Paid During Period*	3.12	2.92

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.70	1,015.90
Expenses Paid During Period*	3.12	2.92

Annualized Expense Ratios	Class 1	Class NAV
	0.83%	0.78%

John Hancock Funds II Understanding Your Fund’s Expenses

Large Cap

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,091.50	1,091.20
Expenses Paid During Period*	3.76	3.56

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.20	1,015.40
Expenses Paid During Period*	3.63	3.43

Annualized Expense Ratios	Class 1	Class NAV
	0.95%	0.90%
Large Cap Value

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,103.70	1,104.20
Expenses Paid During Period*	3.79	3.58

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.20	1,015.40
Expenses Paid During Period*	3.63	3.43

Annualized Expense Ratios	Class 1	Class NAV
	0.96%	0.91%
Mid Cap Core

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,104.90	1,105.10
Expenses Paid During Period*	3.89	3.68

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.10	1,015.30
Expenses Paid During Period*	3.73	3.53

Annualized Expense Ratios	Class 1	Class NAV
	0.99%	0.94%

John Hancock Funds II Understanding Your Fund’s Expenses

Mid Cap Index

Actual Fund Return		Class NAV
Beginning Account Value 10/29/2005		$1,000.00
Ending Account Value 2/28/2006		1,123.50
Expenses Paid During Period*		2.02

Hypothetical 5% Fund Return		Class NAV
Beginning Account Value 10/29/2005		$1,000.00
Ending Account Value 2/28/2006		1,014.90
Expenses Paid During Period*		1.91

Annualized Expense Ratios		Class NAV
		0.55%
Mid Cap Stock

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,181.00	1,181.70
Expenses Paid During Period*	3.93	3.71

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.20	1,015.40
Expenses Paid During Period*	3.63	3.43

Annualized Expense Ratios	Class 1	Class NAV
	0.95%	0.90%
Mid Cap Value

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,086.40	1,086.60
Expenses Paid During Period*	3.76	3.65

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.20	1,015.30
Expenses Paid During Period*	3.63	3.53

Annualized Expense Ratios	Class 1	Class NAV
	0.97%	0.92%

John Hancock Funds II Understanding Your Fund’s Expenses

Natural Resources

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,160.10	1,160.40
Expenses Paid During Period*	4.54	4.43

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,014.60	1,014.70
Expenses Paid During Period*	4.23	4.13

Annualized Expense Ratios	Class 1	Class NAV
	1.13%	1.08%
Quantitative Mid Cap

Actual Fund Return	Class 1#	Class NAV#
Beginning Account Value 10/15/2005 and 10/27/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,140.80	1,143.50
Expenses Paid During Period*	3.43	2.89

Hypothetical 5% Fund Return	Class 1#	Class NAV#
Beginning Account Value 10/15/2005 and 10/27/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.60	1,014.30
Expenses Paid During Period*	3.22	2.72

Annualized Expense Ratios	Class 1#	Class NAV#
	0.84%	0.79%
# Class 1 and Class NAV shares began operations on 10/15/2005 and 10/27/2005, respectively.
Quantitative Value

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,122.80	1,122.80
Expenses Paid During Period*	3.18	2.97

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.80	1,016.00
Expenses Paid During Period*	3.02	2.82

Annualized Expense Ratios	Class 1	Class NAV
	0.80%	0.75%

John Hancock Funds II Understanding Your Fund’s Expenses

Real Estate Securities

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,172.30	1,172.70
Expenses Paid During Period*	3.26	3.04

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.80	1,016.00
Expenses Paid During Period*	3.02	2.82

Annualized Expense Ratios	Class 1	Class NAV
	0.79%	0.74%
Real Return Bond

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,008.70	1,008.80
Expenses Paid During Period*	3.01	2.81

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.80	1,016.00
Expenses Paid During Period*	3.02	2.82

Annualized Expense Ratios	Class 1	Class NAV
	0.80%	0.75%
Small Cap

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,122.80	1,123.40
Expenses Paid During Period*	3.82	3.61

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.20	1,015.40
Expenses Paid During Period*	3.63	3.43

Annualized Expense Ratios	Class 1	Class NAV
	0.95%	0.90%

John Hancock Funds II Understanding Your Fund’s Expenses

Small Cap Index

Actual Fund Return		Class NAV
Beginning Account Value 10/29/2005		$1,000.00
Ending Account Value 2/28/2006		1,149.70
Expenses Paid During Period*		2.04

Hypothetical 5% Fund Return		Class NAV
Beginning Account Value 10/29/2005		$1,000.00
Ending Account Value 2/28/2006		1,014.90
Expenses Paid During Period*		1.91

Annualized Expense Ratios		Class NAV
		0.55%
Small Cap Opportunities

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,132.10	1,132.40
Expenses Paid During Period*	4.37	4.16

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,014.70	1,014.90
Expenses Paid During Period*	4.13	3.93

Annualized Expense Ratios	Class 1	Class NAV
	1.09%	1.04%
Small Company

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,123.40	1,124.00
Expenses Paid During Period*	5.41	5.20

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,013.70	1,013.90
Expenses Paid During Period*	5.13	4.93

Annualized Expense Ratios	Class 1	Class NAV
	1.36%	1.31%

John Hancock Funds II Understanding Your Fund’s Expenses

Small Company Growth

Actual Fund Return		Class NAV
Beginning Account Value 10/29/2005		$1,000.00
Ending Account Value 2/28/2006		1,140.00
Expenses Paid During Period*		4.07

Hypothetical 5% Fund Return		Class NAV
Beginning Account Value 10/29/2005		$1,000.00
Ending Account Value 2/28/2006		1,013.60
Expenses Paid During Period*		3.83

Annualized Expense Ratios		Class NAV
		1.09%
Small Company Value

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,148.80	1,149.10
Expenses Paid During Period*	4.41	4.19

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,014.70	1,014.90
Expenses Paid During Period*	4.13	3.93

Annualized Expense Ratios	Class 1	Class NAV
	1.10%	1.05%
Special Value

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,112.50	1,113.40
Expenses Paid During Period*	4.44	4.23

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,014.60	1,014.80
Expenses Paid During Period*	4.23	4.03

Annualized Expense Ratios	Class 1	Class NAV
	1.12%	1.07%

John Hancock Funds II Understanding Your Fund’s Expenses

Spectrum Income

Actual Fund Return		Class NAV
Beginning Account Value 10/29/2005		$1,000.00
Ending Account Value 2/28/2006		1,031.90
Expenses Paid During Period*		3.25

Hypothetical 5% Fund Return		Class NAV
Beginning Account Value 10/29/2005		$1,000.00
Ending Account Value 2/28/2006		1,014.20
Expenses Paid During Period*		3.22

Annualized Expense Ratios		Class NAV
		0.93%
Strategic Bond

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,023.30	1,023.40
Expenses Paid During Period*	3.03	2.93

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.80	1,015.90
Expenses Paid During Period*	3.02	2.92

Annualized Expense Ratios	Class 1	Class NAV
	0.81%	0.76%
Strategic Value

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,062.80	1,063.20
Expenses Paid During Period*	3.71	3.51

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.20	1,015.40
Expenses Paid During Period*	3.63	3.43

Annualized Expense Ratios	Class 1	Class NAV
	0.96%	0.91%

John Hancock Funds II Understanding Your Fund’s Expenses

Total Return

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,014.00	1,014.10
Expenses Paid During Period*	3.12	2.92

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.70	1,015.90
Expenses Paid During Period*	3.12	2.92

Annualized Expense Ratios	Class 1	Class NAV
	0.83%	0.78%
U.S. Global Leaders Growth

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,045.00	1,045.10
Expenses Paid During Period*	3.07	2.86

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.80	1,016.00
Expenses Paid During Period*	3.02	2.82

Annualized Expense Ratios	Class 1	Class NAV
	0.79%	0.74%
U.S. Government Securities

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,013.70	1,013.80
Expenses Paid During Period*	2.92	2.72

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.90	1,016.10
Expenses Paid During Period*	2.92	2.72

Annualized Expense Ratios	Class 1	Class NAV
	0.77%	0.72%

John Hancock Funds II Understanding Your Fund’s Expenses

U.S. High Yield Bond

Actual Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,041.40	1,041.50
Expenses Paid During Period*	3.27	3.06

Hypothetical 5% Fund Return	Class 1	Class NAV
Beginning Account Value 10/15/2005	$1,000.00	$1,000.00
Ending Account Value 2/28/2006	1,015.60	1,015.80
Expenses Paid During Period*	3.22	3.02

Annualized Expense Ratios	Class 1	Class NAV
	0.86%	0.81%
U.S. Multi Sector

Actual Fund Return		Class NAV
Beginning Account Value 10/29/2005		$1,000.00
Ending Account Value 2/28/2006		1,065.50
Expenses Paid During Period*		2.99

Hypothetical 5% Fund Return		Class NAV
Beginning Account Value 10/29/2005		$1,000.00
Ending Account Value 2/28/2006		1,014.50
Expenses Paid During Period*		2.92

Annualized Expense Ratios		Class NAV
		0.82%
Value & Restructuring

Actual Fund Return		Class NAV
Beginning Account Value 10/29/2005		$1,000.00
Ending Account Value 2/28/2006		1,120.70
Expenses Paid During Period*		3.29

Hypothetical 5% Fund Return		Class NAV
Beginning Account Value 10/29/2005		$1,000.00
Ending Account Value 2/28/2006		1,014.30
Expenses Paid During Period*		3.12

Annualized Expense Ratios		Class NAV
		0.90%

John Hancock Funds II Understanding Your Fund’s Expenses

Vista

Actual Fund Return	Class NAV
Beginning Account Value 10/29/2005	$1,000.00
Ending Account Value 2/28/2006	1,128.00
Expenses Paid During Period*	3.62

Hypothetical 5% Fund Return	Class NAV
Beginning Account Value 10/29/2005	$1,000.00
Ending Account Value 2/28/2006	1,014.00
Expenses Paid During Period*	3.42

Annualized Expense Ratios	Class NAV
0.99%

* Expenses are equal to the Fund’s annualized expenses ratio for each respective class, multiplied by the average account value over the period, multiplied by [number of days since inception/365] (to reflect the one-half year period).

John Hancock Funds II Statements of Assets and Liabilities — February 28, 2006 (Unaudited)

Assets	500 Index	Active Bond	All Cap Growth	All Cap Value

Investments, at value	$283,237,231	$394,960,261	$140,548,992	$184,535,246
Securities loaned, at value (Note 2)	—	62,669,745	4,153,432	20,071,291
Repurchase agreements, at value	—	84,637,000	3,367,000	6,367,000
Cash	13,672	—	47	260
Foreign currency, at value	—	482	—	—
Receivable for investments sold	—	20,245,463	—	629,366
Receivable for shares sold	59,080	68,849	191,685	377,805
Dividends and interest receivable	517,663	2,971,898	122,916	372,764
Other assets	1,138	1,063	566	655
Total assets	283,828,784	565,554,761	148,384,638	212,354,387

Liabilities

Due to custodian	—	889,202	—	—
Payable for investments purchased	—	19,375,260	518,445	969,774
Payable for delayed delivery securities purchased	—	85,534,399	—	—
Payable upon return of securities loaned	—	63,952,895	4,252,196	20,547,958
Payable for futures variation margin	197,200	—	—	—
Payable to affiliates
Fund administration expenses	5,114	7,662	2,683	3,461
Other payables and accrued expenses	24,106	118,259	37,476	34,417
Total liabilities	226,420	169,877,677	4,810,800	21,555,610

Net assets

Capital paid-in	266,118,200	392,669,241	130,103,194	172,228,738
Accumulated undistributed net realized gain (loss) on investments,
futures contracts, and foreign currency transactions	116,173	208,280	1,133,999	3,138,085
Unrealized appreciation (depreciation) on investments, futures contracts,
and translation of assets and liabilities in foreign currencies	16,613,450	101,564	12,347,248	15,138,950
Undistributed net investment income (loss)	754,541	2,697,999	(10,603)	293,004
Net assets	$283,602,364	$395,677,084	$143,573,838	$190,798,777
Investments, including repurchase agreements, at cost	$266,735,054	$542,165,602	$135,722,316	$195,834,587
Foreign currency, at cost	—	$484	—	—

Net asset value per share

Based on net asset values and shares outstanding — The Funds have an unlimited number of shares authorized with no par value.
500 Index		NAV per share
Class NAV ($283,602,364 ÷ 25,628,350 shares)		$11.07
Active Bond
Class 1 ($35,844,798 ÷ 3,705,596 shares)		$9.67
Class NAV ($359,832,286 ÷ 37,215,779 shares)		$9.67
All Cap Growth
Class 1 ($35,465,188 ÷ 2,059,341 shares)		$17.22
Class NAV ($108,108,650 ÷ 6,272,289 shares)		$17.24
All Cap Value
Class 1 ($18,176,375 ÷ 1,176,664 shares)		$15.45
Class NAV ($172,622,402 ÷ 11,205,142 shares)		$15.41

The accompanying notes are an integral part of the financial statements. 27

John Hancock Funds II Statements of Assets and Liabilities — February 28, 2006 (Unaudited)

	Blue Chip	Capital
Assets	Growth	Appreciation	Core Bond	Core Equity

Investments, at value	$1,151,559,769	$301,240,926	$194,678,426	$495,017,768
Securities loaned, at value (Note 2)	67,063,189	2,293,149	—	—
Repurchase agreements, at value	3,996,000	—	8,031,000	4,831,000
Cash	179	541	215,362	1,746
Receivable for investments sold	6,802,008	19,190	8,496,407	763,624
Receivable for delayed delivery securities sold	—	—	46,858,322	—
Receivable for shares sold	1,905,141	569,100	92,027	1,841,722
Dividends and interest receivable	1,305,806	269,510	1,252,788	215,791
Other assets	3,721	898	551	1,589
Total assets	1,232,635,813	304,393,314	259,624,883	502,673,240

Liabilities

Payable for investments purchased	7,642,045	2,176,751	4,534,497	1,033,135
Payable for delayed delivery securities purchased	—	—	78,255,607	—
Payable upon return of securities loaned	68,562,354	2,341,825	—	—
Payable to affiliates
Fund administration expenses	17,777	5,305	3,220	8,604
Other payables and accrued expenses	152,242	41,124	80,928	64,149
Total liabilities	76,374,418	4,565,005	82,874,252	1,105,888

Net assets

Capital paid-in	1,071,569,311	277,993,252	175,673,149	467,673,907
Accumulated undistributed net realized gain (loss) on investments, futures contracts, and foreign currency transactions and
forward foreign currency contracts	(227,356)	2,183,406	258,429	913,764
Unrealized appreciation (depreciation) on investments,
and translation of assets and liabilities in foreign currencies	82,211,943	19,512,575	(222,228)	33,181,404
Undistributed net investment income (loss)	2,707,497	139,076	1,041,281	(201,723)
Net assets	$1,156,261,395	$299,828,309	$176,750,631	$501,567,352
Investments, including repurchase agreements, at cost	$1,140,407,448	$284,021,500	$202,931,654	$466,667,364

Net asset value per share

Based on net asset values and shares outstanding — The Funds have an unlimited number of shares authorized with no par value.
Blue Chip Growth		NAV per share
Class 1 ($127,446,679 ÷ 7,041,011 shares)		$18.10
Class NAV ($1,028,814,716 ÷ 56,903,484 shares)		$18.08
Capital Appreciation
Class 1 ($18,047,338 ÷ 1,779,677 shares)		$10.14
Class NAV ($281,780,971 ÷ 27,770,920 shares)		$10.15
Core Bond
Class 1 ($385,766 ÷ 30,674 shares)		$12.58
Class NAV ($176,364,865 ÷ 14,031,755 shares)		$12.57
Core Equity
Class 1 ($8,413,077 ÷ 563,701 shares)		$14.92
Class NAV ($493,154,275 ÷ 33,013,765 shares)		$14.94

The accompanying notes are an integral part of the financial statements. 28

John Hancock Funds II Statements of Assets and Liabilities — February 28, 2006 (Unaudited)

		Emerging
Assets	Emerging Growth	Small Company	Equity-Income	Fundamental Value

Investments, at value	$165,751,480	$55,701,238	$854,292,124	$657,755,603
Securities loaned, at value (Note 2)	65,899,564	—	87,442,964	76,724,965
Repurchase agreements, at value	—	883,000	2,499,000	—
Cash	9,014	665	111	336
Foreign currency, at value	—	—	53,958	58
Receivable for investments sold	563,835	938,883	717,991	—
Receivable for shares sold	26,978	35,482	773,248	509,365
Dividends and interest receivable	10,246	10,830	2,107,312	627,283
Other assets	869	216	2,901	2,032
Total assets	232,261,986	57,570,314	947,889,609	735,619,642

Liabilities

Payable for investments purchased	1,084,536	236,146	5,966,084	430,168
Payable for shares repurchased	—	—	—	60,727
Payable upon return of securities loaned	67,564,512	—	89,633,044	78,446,424
Payable to affiliates
Fund administration expenses	3,202	1,935	13,567	11,517
Other payables and accrued expenses	27,631	40,487	112,301	97,124
Total liabilities	68,679,881	278,568	95,724,996	79,045,960

Net assets

Capital paid-in	139,455,661	49,097,929	791,112,683	625,561,970
Accumulated undistributed net realized gain (loss) on investments,
futures contracts, and foreign currency transactions	2,946,777	1,258,520	2,426,949	(159,033)
Unrealized appreciation (depreciation) on investments,
and translation of assets and liabilities in foreign currencies	21,450,303	7,044,365	56,199,803	30,556,095
Undistributed net investment income (loss)	(270,636)	(109,068)	2,425,178	614,650
Net assets	$163,582,105	$57,291,746	$852,164,613	$656,573,682
Investments, including repurchase agreements, at cost	$210,200,741	$49,539,873	$888,032,892	$703,924,829
Foreign currency, at cost	—	—	$55,266	$58

Net asset value per share

Based on net asset values and shares outstanding — The Funds have an unlimited number of shares authorized with no par value.
Emerging Growth		NAV per share
Class 1 ($119,259,657 ÷ 6,208,013 shares)		$19.21
Class NAV ($44,322,448 ÷ 2,307,728 shares)		$19.21
Emerging Small Company
Class 1 ($57,291,746 ÷ 1,740,320 shares)		$32.92
Equity-Income
Class 1 ($167,690,257 ÷ 9,627,011 shares)		$17.42
Class NAV ($684,474,356 ÷ 39,346,126 shares)		$17.40
Fundamental Value
Class 1 ($55,955,844 ÷ 3,650,258 shares)		$15.33
Class NAV ($600,617,838 ÷ 39,259,530 shares)		$15.30

The accompanying notes are an integral part of the financial statements. 29

John Hancock Funds II Statements of Assets and Liabilities — February 28, 2006 (Unaudited)

			International	International
Assets	Global Bond	High Yield	Equity Index	Opportunities

Investments, at value	$623,847,794	$1,340,839,226	$187,680,280	$428,407,918
Securities loaned, at value (Note 2)	13,513,896	331,498,919	22,972,433	46,210,367
Repurchase agreements, at value	13,069,000	130,892,000	—	10,088,000
Cash	—	—	—	116
Foreign currency, at value	4,151,774	7,544	174,837	—
Receivable for investments sold	—	2,793,034	—	890,302
Receivable for delayed delivery securities sold	5,313,328	—	—	—
Receivable for shares sold	76,246	197,265	28,151	90,724
Receivable for forward foreign currency exchange contracts (Note 2)	4,343,776	—	82,306	—
Dividends and interest receivable	4,281,005	27,636,748	303,082	115,156
Receivable for swap contracts	121,449	—	—	—
Unrealized appreciation of swap contracts (Note 2)	3,045,458	—	—	—
Receivable for futures variation margin	999,498	—	462,457	—
Other assets	1,696	4,221	735	1,406
Total assets	672,764,920	1,833,868,957	211,704,281	485,803,989

Liabilities

Due to custodian	2,600,923	45,902	—	430,336
Payable for investments purchased	8,697,688	16,085,215	—	4,366,474
Payable for delayed delivery securities purchased	107,837,918	2,462,625	—	—
Payable upon return of securities loaned	13,793,450	338,457,704	24,089,643	47,889,360
Payable for options written, at value (Note 2)	511,694	—	—	—
Payable for swap contracts	2,243,302	—	—	—
Payable for forward foreign currency exchange contracts (Note 2)	68,633	—	2,091	—
Payable to affiliates
Fund administration expenses	10,050	26,567	3,312	3,067
Other payables and accrued expenses	132,526	256,606	18,849	163,135
Total liabilities	135,896,184	357,334,619	24,113,895	52,852,372

Net assets

Capital paid-in	540,772,677	1,435,091,397	166,171,938	378,264,610
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options written, interest rate swaps, and foreign
currency transactions	(12,090,900)	1,795,339	1,131,931	15,584,004
Unrealized appreciation (depreciation) on investments, futures contracts, options written, interest rate swaps and translation of assets and
liabilities in foreign currencies	5,290,779	21,239,899	21,710,430	58,177,071
Undistributed net investment income (loss)	2,896,180	18,407,703	(1,423,913)	(19,074,068)
Net assets	$536,868,736	$1,476,534,338	$187,590,386	$432,951,617
Investments, including repurchase agreements, at cost	$652,316,059	$1,781,989,097	$189,181,011	$426,522,691
Foreign currency, at cost	$4,106,069	$7,533	$173,689	—
Premiums received on written options	$1,302,370	—	—	—

Net asset value per share

Based on net asset values and shares outstanding — The Funds have an unlimited number of shares authorized with no par value.
Global Bond		NAV per share
Class 1 ($37,574,683 ÷ 2,614,095 shares)		$14.37
Class NAV ($499,294,053 ÷ 34,827,460 shares)		$14.34
High Yield
Class 1 ($39,091,458 ÷ 3,749,766 shares)		$10.43
Class NAV ($1,437,442,880 ÷ 138,430,687 shares)		$10.38
International Equity Index
Class NAV ($187,590,386 ÷ 10,626,160 shares)		$17.65
International Opportunities
Class 1 ($2,718,686 ÷ 174,320 shares)		$15.60
Class NAV ($430,232,931 ÷ 27,536,796 shares)		$15.62

The accompanying notes are an integral part of the financial statements. 30

John Hancock Funds II Statements of Assets and Liabilities — February 28, 2006 (Unaudited)

	International	International	International	Investment
Assets	Small Cap	Stock	Value	Quality Bond

Investments, at value	$502,774,040	$920,479,300	$954,021,650	$103,054,191
Securities loaned, at value (Note 2)	22,735,901	152,846,814	150,628,179	—
Repurchase agreements, at value	39,435,000	41,880,000	50,495,000	13,918,000
Cash	635	966	60,620	—
Foreign currency, at value	9,749,371	1,435,737	8,546,516	—
Receivable for investments sold	5,522,725	38,073	633,103	—
Receivable for shares sold	123,557	221,510	441,526	70,709
Receivable for forward foreign currency exchange contracts (Note 2)	—	1,157,591	—	—
Dividends and interest receivable	594,754	1,752,751	1,539,162	1,256,666
Receivable due from adviser	—	—	26,157	—
Other assets	40,663	2,952	3,182	429
Total assets	580,976,646	1,119,815,694	1,166,395,095	118,299,995

Liabilities

Due to custodian	—	—	—	50,552
Capital gains withholding tax	146,381	—	—	—
Payable for investments purchased	363,774	—	2,092,958	133,844
Payable for delayed delivery securities purchased	—	—	—	4,975
Payable for shares repurchased	—	—	—	54,295
Payable upon return of securities loaned	23,860,955	160,743,448	158,239,011	—
Payable for futures variation margin	—	402,898	—	16,500
Payable for forward foreign currency exchange contracts (Note 2)	—	873,501	—	—
Payable to affiliates
Fund administration expenses	6,466	17,347	15,926	2,418
Other payables and accrued expenses	332,302	448,461	486,507	68,372
Total liabilities	24,709,878	162,485,655	160,834,402	330,956

Net assets

Capital paid-in	496,473,014	859,121,360	913,732,348	117,274,724
Accumulated undistributed net realized gain (loss) on investments,
futures contracts, and foreign currency transactions	7,184,561	14,491,615	14,317,672	(64,993)
Unrealized appreciation (depreciation) on investments,[a] futures contracts,
and translation of assets and liabilities in foreign currencies	53,770,097	101,191,689	74,584,385	(22,193)
Undistributed net investment income (loss)	(1,160,904)	(17,474,625)	2,926,288	781,501
Net assets	$556,266,768	$957,330,039	$1,005,560,693	$117,969,039
Investments, including repurchase agreements, at cost	$510,897,239	$1,016,535,465	$1,080,520,847	$116,976,376
Foreign currency, at cost	$9,907,340	$1,426,390	$8,587,630	—

Net asset value per share

Based on net asset values and shares outstanding — The Funds have an unlimited number of shares authorized with no par value.
International Small Cap		NAV per share
Class 1 ($33,527,066 ÷ 1,640,718 shares)		$20.43
Class NAV ($522,739,702 ÷ 25,599,083 shares)		$20.42
International Stock
Class 1 ($31,333,022 ÷ 2,369,108 shares)		$13.23
Class NAV ($925,997,017 ÷ 70,081,495 shares)		$13.21
International Value
Class 1 ($113,767,464 ÷ 6,883,851 shares)		$16.53
Class NAV ($891,793,229 ÷ 54,070,694 shares)		$16.49
Investment Quality Bond
Class 1 ($33,212,149 ÷ 2,791,259 shares)		$11.90
Class NAV ($84,756,890 ÷ 7,128,815 shares)		$11.89

a Net of deferred foreign withholding taxes of $146,381 for International Small Cap.

The accompanying notes are an integral part of the financial statements. 31

John Hancock Funds II Statements of Assets and Liabilities — February 28, 2006 (Unaudited)

Assets	Large Cap	Large Cap Value	Mid Cap Core	Mid Cap Index

Investments, at value	$165,134,837	$159,169,924	$289,207,575	$63,725,509
Securities loaned, at value (Note 2)	2,080,777	5,984,498	50,440,068	—
Repurchase agreements, at value	4,876,000	280,000	68,025,000	—
Cash	172	414	911	9,058
Foreign currency, at value	—	—	231	—
Receivable for investments sold	193,151	3,186,377	189,693	—
Receivable for shares sold	63,427	103,600	59,448	12,630
Dividends and interest receivable	254,340	238,731	306,257	73,343
Other assets	477	500	957	258
Total assets	172,603,181	168,964,044	408,230,140	63,820,798

Liabilities

Payable for investments purchased	345,583	3,329,370	937,172	—
Payable upon return of securities loaned	2,128,439	6,127,940	51,567,685	—
Payable for futures variation margin	29,000	—	—	39,600
Payable to affiliates
Fund administration expenses	3,021	2,816	6,334	1,146
Other payables and accrued expenses	26,258	25,174	68,516	12,766
Total liabilities	2,532,301	9,485,300	52,579,707	53,512

Net assets

Capital paid-in	158,913,270	145,947,350	325,329,292	57,027,105
Accumulated undistributed net realized gain (loss) on investments,
futures contracts, and foreign currency transactions	1,072,261	2,147,928	11,778,838	233,010
Unrealized appreciation (depreciation) on investments, futures contracts,
and translation of assets and liabilities in foreign currencies	9,776,342	11,215,178	18,167,851	6,393,553
Undistributed net investment income (loss)	309,007	168,288	374,452	113,618
Net assets	$170,070,880	$159,478,744	$355,650,433	$63,767,286
Investments, including repurchase agreements, at cost	$162,310,497	$154,219,244	$389,504,792	$57,400,829
Foreign currency, at cost	—	—	$231	—

Net asset value per share

Based on net asset values and shares outstanding — The Funds have an unlimited number of shares authorized with no par value.
Large Cap		NAV per share
Class 1 ($1,522,094 ÷ 105,252 shares)		$14.46
Class NAV ($168,548,786 ÷ 11,660,890 shares)		$14.45
Large Cap Value
Class 1 ($13,010,303 ÷ 581,529 shares)		$22.37
Class NAV ($146,468,441 ÷ 6,538,350 shares)		$22.40
Mid Cap Core
Class 1 ($8,485,561 ÷ 483,441 shares)		$17.55
Class NAV ($347,164,872 ÷ 19,779,081 shares)		$17.55
Mid Cap Index
Class NAV ($63,767,286 ÷ 3,373,518 shares)		$18.90

The accompanying notes are an integral part of the financial statements. 32

John Hancock Funds II Statements of Assets and Liabilities — February 28, 2006 (Unaudited)

				Quantitative
Assets	Mid Cap Stock	Mid Cap Value	Natural Resources	Mid Cap

Investments, at value	$267,883,741	$207,921,013	$653,713,329	$189,413,858
Securities loaned, at value (Note 2)	83,159,941	63,810,791	80,304,638	37,219,029
Repurchase agreements, at value	11,179,000	11,032,000	20,420,000	—
Cash	227	240	730	2,105
Receivable for investments sold	1,566,778	74,343	—	12,032,180
Receivable for shares sold	160,106	267,993	261,107	480,885
Dividends and interest receivable	76,646	246,358	1,048,715	94,043
Other assets	980	779	2,250	712
Total assets	364,027,419	283,353,517	755,750,769	239,242,812

Liabilities

Payable for investments purchased	2,192,282	583,095	—	13,022,452
Payable upon return of securities loaned	85,194,265	65,600,494	82,182,802	38,058,720
Payable to affiliates
Fund administration expenses	3,785	4,030	14,120	3,468
Other payables and accrued expenses	44,034	42,918	160,799	28,740
Total liabilities	87,434,366	66,230,537	82,357,721	51,113,380

Net assets

Capital paid-in	236,883,495	201,796,465	575,534,016	166,439,231
Accumulated undistributed net realized gain (loss) on investments,
futures contracts, and foreign currency transactions	11,807,231	3,115,924	10,722,016	1,892,168
Unrealized appreciation (depreciation) on investments,
and translation of assets and liabilities in foreign currencies	28,089,100	12,083,701	86,457,565	19,787,865
Undistributed net investment income (loss)	(186,773)	126,890	679,451	10,168
Net assets	$276,593,053	$217,122,980	$673,393,048	$188,129,432
Investments, including repurchase agreements, at cost	$334,133,582	$270,680,103	$667,980,608	$206,845,022

Net asset value per share

Based on net asset values and shares outstanding — The Funds have an unlimited number of shares authorized with no par value.
Mid Cap Stock		NAV per share
Class 1 ($105,252,598 ÷ 6,436,389 shares)		$16.35
Class NAV ($171,340,455 ÷ 10,468,423 shares)		$16.37
Mid Cap Value
Class 1 ($87,001,095 ÷ 4,545,945 shares)		$19.14
Class NAV ($130,121,885 ÷ 6,807,250 shares)		$19.12
Natural Resources
Class 1 ($58,231,459 ÷ 1,750,647 shares)		$33.26
Class NAV ($615,161,589 ÷ 18,558,040 shares)		$33.15
Quantitative Mid Cap
Class 1 ($143,917,802 ÷ 9,316,595 shares)		$15.45
Class NAV ($44,211,630 ÷ 2,862,961 shares)		$15.44

The accompanying notes are an integral part of the financial statements. 33

John Hancock Funds II Statements of Assets and Liabilities — February 28, 2006 (Unaudited)

	Quantitative	Real Estate
Assets	Value	Securities	Real Return Bond	Small Cap

Investments, at value	$348,453,886	$695,974,010	$675,758,438	$205,174,257
Securities loaned, at value (Note 2)	54,005,024	47,412,541	312,130,477	89,987,734
Repurchase agreements, at value	—	7,519,000	10,340,000	6,329,000
Cash	9,985	30	2,041	72
Foreign currency, at value	—	—	9,314	—
Receivable for investments sold	—	5,543,966	—	389,364
Receivable for delayed delivery securities sold	—	—	3,262,230	—
Receivable for shares sold	615,396	450,255	192,975	51,170
Dividends and interest receivable	848,426	661,904	2,955,689	93,349
Unrealized appreciation of swap contracts (Note 2)	—	—	37,833	—
Other assets	1,312	2,239	1,741	661
Total assets	403,934,029	757,563,945	1,004,690,738	302,025,607

Liabilities

Payable for investments purchased	3,343,584	6,070,061	296,580	383,411
Payable for delayed delivery securities purchased	—	—	58,022,989	—
Payable for shares repurchased	109,214	—	—	—
Payable upon return of securities loaned	55,387,811	48,505,156	318,498,126	92,214,294
Payable for options written, at value (Note 2)	—	—	10,281	—
Payable for futures variation margin	—	—	55,144	—
Payable for forward foreign currency exchange contracts (Note 2)	—	—	6,948	—
Payable to affiliates
Fund administration expenses	6,326	12,891	12,433	2,957
Other payables and accrued expenses	44,949	84,011	84,866	27,771
Total liabilities	58,891,884	54,672,119	376,987,367	92,628,433

Net assets

Capital paid-in	310,673,494	613,099,974	625,086,493	185,093,365
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options written, interest rate swaps, and foreign
currency transactions	13,549,665	3,259,539	(543,978)	297,643
Unrealized appreciation (depreciation) on investments, futures contracts, options written, interest rate swaps and translation of assets and
liabilities in foreign currencies	19,752,467	82,187,933	4,877,831	24,278,473
Undistributed net investment income (loss)	1,066,519	4,344,380	(1,716,975)	(272,307)
Net assets	$345,042,145	$702,891,826	$627,703,371	$209,397,174
Investments, including repurchase agreements, at cost	$382,706,443	$668,717,618	$992,609,664	$277,212,518
Foreign currency, at cost	—	—	$9,244	—
Premiums received on written options	—	—	$47,522	—

Net asset value per share

Based on net asset values and shares outstanding — The Funds have an unlimited number of shares authorized with no par value.
Quantitative Value		NAV per share
Class 1 ($85,442,178 ÷ 5,422,900 shares)		$15.76
Class NAV ($259,599,967 ÷ 16,475,680 shares)		$15.76
Real Estate Securities
Class 1 ($143,356,545 ÷ 5,349,278 shares)		$26.80
Class NAV ($559,535,281 ÷ 20,910,733 shares)		$26.76
Real Return Bond
Class 1 ($15,245,756 ÷ 1,128,144 shares)		$13.51
Class NAV ($612,457,615 ÷ 45,625,259 shares)		$13.42
Small Cap
Class 1 ($408,820 ÷ 26,770 shares)		$15.27
Class NAV ($208,988,354 ÷ 13,667,379 shares)		$15.29

The accompanying notes are an integral part of the financial statements. 34

John Hancock Funds II Statements of Assets and Liabilities — February 28, 2006 (Unaudited)

		Small Cap		Small
Assets	Small Cap Index	Opportunities	Small Company	Company Growth

Investments, at value	$64,207,526	$250,487,302	$85,426,727	$63,483,773
Securities loaned, at value (Note 2)	—	130,104,006	33,784,081	—
Repurchase agreements, at value	—	13,380,000	375,000	980,000
Cash	14,738	983	451	235
Receivable for investments sold	—	1,933,864	1,824,303	268,151
Receivable for shares sold	14,092	99,035	176,372	12,693
Dividends and interest receivable	55,907	108,685	41,319	3,669
Other assets	259	806	243	231
Total assets	64,292,522	396,114,681	121,628,496	64,748,752

Liabilities

Payable for investments purchased	—	496,904	2,151,432	425,879
Payable upon return of securities loaned	—	133,253,392	34,585,798	—
Payable for futures variation margin	39,600	—	—	—
Payable to affiliates
Fund administration expenses	1,146	4,644	1,483	1,006
Other payables and accrued expenses	12,744	35,750	69,958	16,085
Total liabilities	53,490	133,790,690	36,808,671	442,970

Net assets

Capital paid-in	56,037,681	233,346,987	75,562,848	56,548,324
Accumulated undistributed net realized gain (loss) on investments,
and foreign currency transactions	58,754	1,380,665	1,465,036	766,095
Unrealized appreciation (depreciation) on investments,
and futures contracts	8,043,393	27,180,837	7,889,829	7,151,980
Undistributed net investment income (loss)	99,204	415,502	(97,888)	(160,617)
Net assets	$64,239,032	$262,323,991	$84,819,825	$64,305,782
Investments, including repurchase agreements, at cost	$56,308,945	$366,790,471	$111,695,979	$57,311,793

Net asset value per share

Based on net asset values and shares outstanding — The Funds have an unlimited number of shares authorized with no par value.
Small Cap Index		NAV per share
Class NAV ($64,239,032 ÷ 3,982,225 shares)		$16.13
Small Cap Opportunities
Class 1 ($27,076,668 ÷ 1,121,995 shares)		$24.13
Class NAV ($235,247,323 ÷ 9,793,524 shares)		$24.02
Small Company
Class 1 ($6,535,654 ÷ 383,901 shares)		$17.02
Class NAV ($78,284,171 ÷ 4,593,434 shares)		$17.04
Small Company Growth
Class NAV ($64,305,782 ÷ 5,640,644 shares)		$11.40

The accompanying notes are an integral part of the financial statements. 35

John Hancock Funds II Statements of Assets and Liabilities — February 28, 2006 (Unaudited)

Assets	Small Company Value	Special Value	Spectrum Income	Strategic Bond

Investments, at value	$353,757,281	$106,429,577	$612,840,366	$547,952,204
Securities loaned, at value (Note 2)	124,033,044	38,867,372	—	98,455,905
Repurchase agreements, at value	3,178,000	11,157,000	33,553,000	143,073,000
Cash	522	436	—	—
Foreign currency, at value	—	—	3,079,179	—
Receivable for investments sold	416,287	124,965	5,196,471	516,247
Receivable for delayed delivery securities sold	—	—	2,967,003	—
Receivable for shares sold	203,904	22,632	337,039	72,524
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	296,628	—
Dividends and interest receivable	219,199	75,487	5,997,108	4,521,325
Receivable for futures variation margin	—	—	8,517	10,938
Other assets	1,240	295	2,265	133,140
Total assets	481,809,477	156,677,764	664,277,576	794,735,283

Liabilities

Due to custodian	—	—	160,619	19,848
Payable for investments purchased	493,358	5,363,120	10,094,860	1,412,781
Payable for delayed delivery securities purchased	—	—	6,402,979	183,483,647
Payable upon return of securities loaned	127,033,163	39,827,991	—	100,471,016
Payable for forward foreign currency exchange contracts (Note 2)	—	—	131,851	—
Payable to affiliates
Fund administration expenses	6,130	1,973	10,294	9,427
Other payables and accrued expenses	46,910	23,879	385,031	111,476
Total liabilities	127,579,561	45,216,963	17,185,634	285,508,195

Net assets

Capital paid-in	310,563,234	101,525,199	632,202,851	502,011,613
Accumulated undistributed net realized gain (loss) on investments,
futures contracts, and foreign currency transactions	1,194,462	86,092	237,527	718,226
Unrealized appreciation (depreciation) on investments, futures contracts, and translation of assets and liabilities
in foreign currencies	42,397,287	9,815,284	10,861,028	2,769,539
Undistributed net investment income (loss)	74,933	34,226	3,790,536	3,727,710
Net assets	$354,229,916	$111,460,801	$647,091,942	$509,227,088
Investments, including repurchase agreements, at cost	$438,571,038	$146,638,665	$635,696,586	$786,693,645
Foreign currency, at cost	—	—	$3,077,169	—

Net asset value per share

Based on net asset values and shares outstanding — The Funds have an unlimited number of shares authorized with no par value.
Small Company Value		NAV per share
Class 1 ($144,060,322 ÷ 5,957,108 shares)		$24.18
Class NAV ($210,169,594 ÷ 8,702,757 shares)		$24.15
Special Value
Class 1 ($2,967,473 ÷ 143,042 shares)		$20.75
Class NAV ($108,493,328 ÷ 5,226,560 shares)		$20.76
Spectrum Income
Class NAV ($647,091,942 ÷ 63,126,657 shares)		$10.25
Strategic Bond
Class 1 ($39,297,009 ÷ 3,269,381 shares)		$12.02
Class NAV ($469,930,079 ÷ 39,151,205 shares)		$12.00

The accompanying notes are an integral part of the financial statements. 36

John Hancock Funds II Statements of Assets and Liabilities — February 28, 2006 (Unaudited)

			U.S. Global	U.S. Government
Assets	Strategic Value	Total Return	Leaders Growth	Securities

Investments, at value	$136,646,100	$1,375,806,776	$420,562,252	$291,086,313
Securities loaned, at value (Note 2)	6,056,133	—	—	—
Repurchase agreements, at value	—	33,543,000	12,926,000	30,188,000
Cash	650	79,396	445	—
Foreign currency, at value	—	14,912,957	—	—
Receivable for investments sold	1,600,268	—	3,106,617	—
Receivable for delayed delivery securities sold	—	22,652,781	—	—
Receivable for shares sold	45,531	161,984	61,929	88,198
Receivable for forward foreign currency exchange contracts (Note 2)	—	721,014	—	—
Dividends and interest receivable	52,106	3,658,939	392,632	713,207
Receivable for futures variation margin	—	737,284	—	—
Other assets	409	3,162	1,037	766
Total assets	144,401,197	1,452,277,293	437,050,912	322,076,484

Liabilities

Due to custodian	—	—	—	118,227
Payable for investments purchased	2,725,264	15,899,359	12,561,459	—
Payable for delayed delivery securities purchased	—	387,640,469	—	129,162,573
Payable for shares repurchased	—	—	5,285	18,230
Payable upon return of securities loaned	6,331,582	—	—	—
Payable for options written, at value (Note 2)	—	1,174,331	—	—
Unrealized depreciation of swap contracts (Note 2)	—	190,777	—	—
Payable for futures variation margin	—	—	—	19,281
Payable for forward foreign currency exchange contracts (Note 2)	—	99,472	—	—
Payable to affiliates
Fund administration expenses	2,447	18,466	5,005	4,010
Other payables and accrued expenses	23,116	173,785	46,420	56,429
Total liabilities	9,082,409	405,196,659	12,618,169	129,378,750

Net assets

Capital paid-in	128,219,920	1,037,780,356	420,300,310	191,273,101
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options written, interest rate swaps, and foreign
currency transactions	16,043	3,367,238	267,667	(129,163)
Unrealized appreciation (depreciation) on investments, futures contracts, options written, interest rate swaps and translation of assets and
liabilities in foreign currencies	6,957,003	(341,539)	3,541,736	213,177
Undistributed net investment income (loss)	125,822	6,274,579	323,030	1,340,619
Net assets	$135,318,788	$1,047,080,634	$424,432,743	$192,697,734
Investments, including repurchase agreements, at cost	$135,745,230	$1,407,936,256	$429,946,516	$321,061,591
Foreign currency, at cost	—	$14,912,957	—	—
Premiums received on written options	—	$1,121,248	—	—

Net asset value per share

Based on net asset values and shares outstanding — The Funds have an unlimited number of shares authorized with no par value.
Strategic Value		NAV per share
Class 1 ($13,184,733 ÷ 1,207,746 shares)		$10.92
Class NAV ($122,134,055 ÷ 11,227,968 shares)		$10.88
Total Return
Class 1 ($112,052,323 ÷ 8,123,665 shares)		$13.79
Class NAV ($935,028,311 ÷ 67,930,903 shares)		$13.76
U.S. Global Leaders Growth
Class 1 ($23,400,443 ÷ 1,752,057 shares)		$13.36
Class NAV ($401,032,300 ÷ 30,001,576 shares)		$13.37
U.S. Government Securities
Class 1 ($46,536,876 ÷ 3,414,462 shares)		$13.63
Class NAV ($146,160,858 ÷ 10,747,111 shares)		$13.60

The accompanying notes are an integral part of the financial statements. 37

John Hancock Funds II Statements of Assets and Liabilities — February 28, 2006 (Unaudited)

	U.S. High		Value &
Assets	Yield Bond	U.S. Multi Sector	Restructuring	Vista

Investments, at value	$157,455,065	$1,030,400,448	$174,630,565	$108,394,353
Securities loaned, at value (Note 2)	21,245,630	—	—	23,446,851
Repurchase agreements, at value	11,028,000	53,815,000	1,678,000	3,159,000
Cash	697	721	489	721
Foreign currency, at value	—	—	23,884	—
Receivable for investments sold	1,666,460	—	29	3,003,822
Receivable for shares sold	115,146	578,587	110,288	22,362
Dividends and interest receivable	2,923,488	1,384,850	330,176	59,875
Other assets	518	3,784	636	380
Total assets	194,435,004	1,086,183,390	176,774,067	138,087,364

Liabilities

Due to custodian	—	—	—	859,543
Payable for investments purchased	3,774,872	—	275,911	4,008,673
Payable for delayed delivery securities purchased	2,240,324	—	—	—
Payable upon return of securities loaned	21,693,548	—	—	23,978,603
Payable for options written, at value (Note 2)	—	—	3,730	—
Payable for futures variation margin	—	287,100	—	—
Payable for forward foreign currency exchange contracts (Note 2)	—	—	—	14,074
Payable to affiliates
Fund administration expenses	3,014	17,230	2,805	1,686
Other payables and accrued expenses	35,549	175,927	26,198	26,942
Total liabilities	27,747,307	480,257	308,644	28,889,521

Net assets

Capital paid-in	162,724,079	1,024,502,348	158,095,661	97,277,527
Accumulated undistributed net realized gain (loss) on investments,
futures contracts, options written, and foreign currency transactions	72,199	10,439,313	597,630	(1,702,489)
Unrealized appreciation (depreciation) on investments, futures contracts, options written, and translation of assets and
liabilities in foreign currencies	2,168,739	49,217,740	17,370,405	13,439,726
Undistributed net investment income (loss)	1,722,680	1,543,732	401,727	183,079
Net assets	$166,687,697	$1,085,703,133	$176,465,423	$109,197,843
Investments, including repurchase agreements, at cost	$187,559,956	$1,035,294,786	$159,007,699	$121,547,295
Foreign currency, at cost	—	—	$23,927	—
Premiums received on written options	—	—	$73,250	—

Net asset value per share

Based on net asset values and shares outstanding — The Funds have an unlimited number of shares authorized with no par value.
U.S. High Yield Bond		NAV per share
Class 1 ($590,906 ÷ 45,139 shares)		$13.09
Class NAV ($166,096,791 ÷ 12,690,588 shares)		$13.09
U.S. Multi Sector
Class NAV ($1,085,703,133 ÷ 102,021,815 shares)		$10.64
Value & Restructuring
Class NAV ($176,465,423 ÷ 15,781,505 shares)		$11.18
Vista
Class NAV ($109,197,843 ÷ 9,679,275 shares)		$11.28

The accompanying notes are an integral part of the financial statements. 38

John Hancock Funds II Statements of Operations — for the period ended February 28, 2006 (Unaudited)

Investment income	500 Index[b]	Active Bond[a]	All Cap Growth[a]	All Cap Value[a]

Dividends	$1,872,244	—	$480,757	$1,107,495
Interest	169,564	$6,015,657	58,100	59,535
Less foreign taxes withheld	—	(864)	(1,352)	(11,104)
Total investment income	2,041,808	6,014,793	537,505	1,155,926

Expenses

Investment management fees (Note 3)	405,329	751,333	434,298	522,175
Class 1 distribution and service fees (Note 3)	—	6,833	6,616	3,370
Fund administration fees (Note 3)	5,119	7,671	2,696	3,474
Audit and legal fees	7,015	9,669	6,514	6,784
Custodian fees	4,268	84,634	23,368	17,018
Trustees’ fees (Note 3)	1,102	1,647	578	746
Registration and filing fees	14,818	22,205	7,806	10,058
Miscellaneous	1,896	6,460	1,008	1,217
Total expenses	439,547	890,452	482,884	564,842
Net investment income (loss)	1,602,261	5,124,341	54,621	591,084

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments (Note 5)	198,150	208,469	1,135,418	3,138,085
Futures contracts	(81,977)	—	—	—
Foreign currency transactions	—	(189)	(1,419)	—
Change in net unrealized appreciation (depreciation) of
Investments	16,502,177	101,404	12,347,108	15,138,950
Futures contracts	111,273	—	—	—
Translation of assets and liabilities in foreign currencies	—	160	140	—
Net realized and unrealized gain (loss)	16,729,623	309,844	13,481,247	18,277,035

Increase (decrease) in net assets from operations	$18,331,884	$5,434,185	$13,535,868	$18,868,119

a Period from 10-15-05 (commencement of operations) to 2-28-06.
b Period from 10-29-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 39

John Hancock Funds II Statements of Operations — for the period ended February 28, 2006 (Unaudited)

Investment income	Blue Chip Growth[a]	Capital Appreciation[a]	Core Bond[a]	Core Equity[a]

Dividends	$6,608,959	$884,279	—	$1,105,694
Interest	185,698	122,541	$2,659,392	52,203
Less foreign taxes withheld	(19,324)	(26,565)	(228)	—
Total investment income	6,775,333	980,255	2,659,164	1,157,897

Expenses

Investment management fees (Note 3)	3,025,819	789,347	382,400	1,281,495
Class 1 distribution and service fees (Note 3)	23,675	3,005	29	1,466
Fund administration fees (Note 3)	17,829	5,317	3,229	8,627
Audit and legal fees	11,775	7,425	8,125	8,576
Custodian fees	74,250	17,254	58,042	28,984
Trustees’ fees (Note 3)	3,828	1,141	693	1,852
Registration and filing fees	63,049	15,392	9,349	24,972
Miscellaneous	10,263	2,298	12,599	3,648
Total expenses	3,230,488	841,179	474,466	1,359,620
Less expense reductions (Note 3)	(57,625)	—	—	—
Net expenses	3,172,863	841,179	474,466	1,359,620
Net investment income (loss)	3,602,470	139,076	2,184,698	(201,723)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(366,521)	2,146,283	258,429	902,392
Foreign currency transactions	139,165	37,123	—	11,372
Change in net unrealized appreciation (depreciation) of
Investments	82,211,510	19,512,575	(222,228)	33,181,404
Translation of assets and liabilities in foreign currencies	433	—	—	—
Net realized and unrealized gain (loss)	81,984,587	21,695,981	36,201	34,095,168

Increase (decrease) in net assets from operations	$85,587,057	$21,835,057	$2,220,899	$33,893,445

a Period from 10-15-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 40

John Hancock Funds II Statements of Operations — for the period ended February 28, 2006 (Unaudited)

		Emerging
Investment income	Emerging Growth[a]	Small Company[a]	Equity-Income[a]	Fundamental Value[a]

Dividends	$178,972	$124,640	$7,235,816	$2,556,478
Interest	106,225	9,717	592,276	1,155,411
Less foreign taxes withheld	—	(284)	(36,128)	(17,910)
Total investment income	285,197	134,073	7,791,964	3,693,979

Expenses

Investment management fees (Note 3)	490,881	219,584	2,263,552	1,620,307
Class 1 distribution and service fees (Note 3)	23,735	10,262	30,667	9,794
Fund administration fees (Note 3)	3,229	1,945	13,616	11,548
Audit and legal fees	7,060	6,253	10,310	9,590
Custodian fees	11,147	8,255	52,652	51,941
Trustees’ fees (Note 3)	693	417	2,924	2,479
Registration and filing fees	9,347	5,632	47,258	33,429
Miscellaneous	9,741	764	8,318	3,928
Total expenses	555,833	253,112	2,429,297	1,743,016
Less expense reductions (Note 3)	—	(9,971)	(46,376)	—
Net expenses	555,833	243,141	2,382,921	1,743,016
Net investment income (loss)	(270,636)	(109,068)	5,409,043	1,950,963

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	3,589,393	1,258,520	2,414,784	(87,831)
Futures contracts	(642,616)	—	—	—
Foreign currency transactions	—	—	12,165	(71,202)
Change in net unrealized appreciation (depreciation) of
Investments	21,450,303	7,044,365	56,201,196	30,555,739
Translation of assets and liabilities in foreign currencies	—	—	(1,393)	356
Net realized and unrealized gain (loss)	24,397,080	8,302,885	58,626,752	30,397,062

Increase (decrease) in net assets from operations	$24,126,444	$8,193,817	$64,035,795	$32,348,025

a Period from 10-15-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 41

John Hancock Funds II Statements of Operations — for the period ended February 28, 2006 (Unaudited)

			International	International
Investment income	Global Bond[a]	High Yield[a]	Equity Index[b]	Opportunities[a]

Dividends	—	$44,364	$941,148	$899,604
Interest	$7,326,092	38,788,890	102,609	155,500
Securities lending	—	118,424	—	—
Less foreign taxes withheld	(518)	(34,336)	(50,817)	(65,874)
Total investment income	7,325,574	38,917,342	992,940	989,230

Expenses

Investment management fees (Note 3)	1,219,505	3,097,348	307,956	1,267,294
Class 1 distribution and service fees (Note 3)	7,233	7,180	—	238
Fund administration fees (Note 3)	10,079	26,620	3,315	3,083
Audit and legal fees	12,295	16,727	6,387	7,010
Custodian fees	89,194	157,327	4,268	134,672
Trustees’ fees (Note 3)	2,164	5,715	713	662
Registration and filing fees	29,177	77,061	9,596	22,852
Miscellaneous	31,555	8,733	3,937	3,187
Total expenses	1,401,202	3,396,711	336,172	1,438,998
Net investment income (loss)	5,924,372	35,520,631	656,768	(449,768)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments (Note 5)	1,367,801	1,786,719	375,892	15,730,799
Futures contracts	(921,484)	—	612,895	—
Options written	(37,969)	—	—	—
Interest rate swap contracts	(3,140,233)	—	—	—
Foreign currency transactions	(9,359,015)	8,620	143,144	(146,795)
Change in net unrealized appreciation (depreciation) of
Investments	(1,885,369)	21,241,048	21,471,702	58,183,594
Futures contracts	(1,138,927)	—	156,209	—
Options written	790,676	—	—	—
Interest rate swap contracts	3,045,458	—	—	—
Translation of assets and liabilities in foreign currencies	4,478,941	(1,149)	82,519	(6,523)
Net realized and unrealized gain (loss)	(6,800,121)	23,035,238	22,842,361	73,761,075

Increase (decrease) in net assets from operations	($875,749)	$58,555,869	$23,499,129	$73,311,307

a Period from 10-15-05 (commencement of operations) to 2-28-06.
b Period from 10-29-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 42

John Hancock Funds II Statements of Operations — for the period ended February 28, 2006 (Unaudited)

	International	International	International	Investment
Investment income	Small Cap[a]	Stock[a]	Value[a]	Quality Bond[a]

Dividends	$1,716,951	$5,534,898	$8,935,204	—
Interest	333,390	355,292	560,846	$2,065,617
Less foreign taxes withheld	(160,754)	(238,104)	(213,973)	(2,229)
Total investment income	1,889,587	5,652,086	9,282,077	2,063,388

Expenses

Investment management fees (Note 3)	1,598,544	2,681,259	2,652,098	241,393
Class 1 distribution and service fees (Note 3)	5,974	5,235	20,125	6,070
Fund administration fees (Note 3)	6,487	17,378	15,974	2,427
Audit and legal fees	8,193	9,397	11,647	8,098
Custodian fees	293,992	387,160	419,869	52,857
Trustees’ fees (Note 3)	1,394	2,137	3,431	520
Registration and filing fees	29,061	50,307	54,500	7,024
Miscellaneous	24,419	4,617	5,996	1,660
Total expenses	1,968,064	3,157,490	3,183,640	320,049
Less expense reductions (Note 3)	—	—	(56,339)	—
Net expenses	1,968,064	3,157,490	3,127,301	320,049
Net investment income (loss)	(78,477)	2,494,596	6,154,776	1,743,339

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	7,036,304	11,672,906	13,440,226	(17,195)
Futures contracts	—	2,285,067	—	(47,798)
Foreign currency transactions	148,257	715,261	877,446	—
Change in net unrealized appreciation (depreciation) of
Investments[c]	53,901,321	98,670,649	74,623,982	(4,185)
Futures contracts	—	2,181,263	—	(18,008)
Translation of assets and liabilities in foreign currencies	(131,224)	339,777	(39,597)	—
Net realized and unrealized gain (loss)	60,954,658	115,864,923	88,902,057	(87,186)

Increase (decrease) in net assets from operations	$60,876,181	$118,359,519	$95,056,833	$1,656,153

a Period from 10-15-05 (commencement of operations) to 2-28-06.
c Net of $146,381 in deferred foreign withholding taxes for International Small Cap.

The accompanying notes are an integral part of the financial statements. 43

John Hancock Funds II Statements of Operations — for the period ended February 28, 2006 (Unaudited)

Investment income	Large Cap[a]	Large Cap Value[a]	Mid Cap Core[a]	Mid Cap Index[b]

Dividends	$950,874	$940,999	$1,177,722	$281,210
Interest	52,623	15,817	625,203	39,900
Less foreign taxes withheld	—	—	(1,358)	—
Total investment income	1,003,497	956,816	1,801,567	321,110

Expenses

Investment management fees (Note 3)	450,418	433,985	965,849	96,393
Class 1 distribution and service fees (Note 3)	170	2,192	1,488	—
Fund administration fees (Note 3)	3,027	2,824	6,344	1,147
Audit and legal fees	6,628	6,558	7,782	5,634
Custodian fees	10,232	9,923	40,980	4,268
Trustees’ fees (Note 3)	651	606	1,361	248
Registration and filing fees	8,764	8,175	18,364	3,323
Miscellaneous	1,161	7,023	2,433	427
Total expenses	481,051	471,286	1,044,601	111,440
Less expense reductions (Note 3)	—	—	—	(2,885)
Net expenses	481,051	471,286	1,044,601	108,555
Net investment income (loss)	522,446	485,530	756,966	212,555

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	1,015,106	2,147,928	11,747,318	233,010
Futures contracts	57,155	—	—	—
Foreign currency transactions	—	—	31,520	—
Change in net unrealized appreciation (depreciation) of
Investments	9,781,117	11,215,178	18,167,851	6,324,680
Futures contracts	(4,775)	—	—	68,873
Net realized and unrealized gain (loss)	10,848,603	13,363,106	29,946,689	6,626,563

Increase (decrease) in net assets from operations	$11,371,049	$13,848,636	$30,703,655	$6,839,118

a Period from 10-15-05 (commencement of operations) to 2-28-06.
b Period from 10-29-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 44

John Hancock Funds II Statements of Operations — for the period ended February 28, 2006 (Unaudited)

				Quantitative
Investment income	Mid Cap Stock[a]	Mid Cap Value[a]	Natural Resources[a]	Mid Cap[a]

Dividends	$426,782	$1,052,025	$3,472,981	$506,562
Interest	224,425	85,663	546,880	61,085
Securities lending	—	—	2,412	—
Less foreign taxes withheld	(500)	(1,161)	(131,635)	—
Total investment income	650,707	1,136,527	3,890,638	567,647

Expenses

Investment management fees (Note 3)	760,684	621,545	2,278,055	470,526
Class 1 distribution and service fees (Note 3)	17,806	15,666	9,395	25,046
Fund administration fees (Note 3)	3,803	4,046	14,150	3,484
Audit and legal fees	6,898	6,983	10,496	6,787
Custodian fees	25,645	23,602	106,454	11,403
Trustees’ fees (Note 3)	818	869	3,036	748
Registration and filing fees	11,009	11,713	40,962	10,088
Miscellaneous	2,262	1,695	6,460	1,753
Total expenses	828,925	686,119	2,469,008	529,835
Net investment income (loss)	(178,218)	450,408	1,421,630	37,812

Realized and unrealized gain (loss) on

Net realized gain (loss)
Investments (Note 5)	12,102,077	3,179,407	6,310,056	1,954,122
Futures contracts	—	—	4,274,760	—
Foreign currency transactions	2,439	—	137,200	—
Change in net unrealized appreciation (depreciation) of
Investments	28,089,100	12,083,701	86,457,359	19,787,865
Translation of assets and liabilities in foreign currencies	—	—	206	—
Net realized and unrealized gain (loss)	40,193,616	15,263,108	97,179,581	21,741,987

Increase (decrease) in net assets from operations	$40,015,398	$15,713,516	$98,601,211	$21,779,799

a Period from 10-15-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 45

John Hancock Funds II Statements of Operations — for the period ended February 28, 2006 (Unaudited)

	Quantitative	Real Estate
Investment income	Value[a]	Securities[a]	Real Return Bond[a]	Small Cap[a]

Dividends	$3,083,007	$10,036,882	—	$278,514
Interest	67,483	108,830	$5,085,428	52,686
Total investment income	3,150,490	10,145,712	5,085,428	331,200

Expenses

Investment management fees (Note 3)	818,835	1,599,892	1,388,218	571,205
Class 1 distribution and service fees (Note 3)	17,419	25,266	2,807	35
Fund administration fees (Note 3)	6,355	12,927	12,456	2,965
Audit and legal fees	7,785	10,070	12,583	6,607
Custodian fees	17,915	34,132	33,584	12,065
Trustees’ fees (Note 3)	1,365	2,776	2,673	637
Registration and filing fees	18,398	37,420	36,059	8,586
Miscellaneous	6,280	4,319	9,980	1,407
Total expenses	894,352	1,726,802	1,498,360	603,507
Net investment income (loss)	2,256,138	8,418,910	3,587,068	(272,307)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	13,594,334	4,015,011	(879,736)	297,643
Futures contracts	—	—	348,609	—
Options written	—	—	161,688	—
Interest rate swap contracts	—	—	(2,630)	—
Foreign currency transactions	—	—	(27,565)	—
Change in net unrealized appreciation (depreciation) of
Investments	19,752,467	82,187,933	5,619,251	24,278,473
Futures contracts	—	—	(809,597)	—
Options written	—	—	37,241	—
Interest rate swap contracts	—	—	37,833	—
Translation of assets and liabilities in foreign currencies	—	—	(6,897)	—
Net realized and unrealized gain (loss)	33,346,801	86,202,944	4,478,197	24,576,116

Increase (decrease) in net assets from operations	$35,602,939	$94,621,854	$8,065,265	$24,303,809

a Period from 10-15-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 46

John Hancock Funds II Statements of Operations — for the period ended February 28, 2006 (Unaudited)

		Small Cap		Small Company
Investment income	Small Cap Index[b]	Opportunities[a]	Small Company[a]	Growth[b]

Dividends	$253,817	$1,722,831	$245,252	$36,119
Interest	41,304	85,751	9,448	19,686
Less foreign taxes withheld	(159)	(3,229)	(215)	—
Total investment income	294,962	1,805,353	254,485	55,805

Expenses

Investment management fees (Note 3)	96,838	830,976	279,094	198,962
Class 1 distribution and service fees (Note 3)	—	4,570	975	—
Fund administration fees (Note 3)	1,147	4,657	1,486	1,006
Audit and legal fees	5,634	7,195	6,093	5,197
Custodian fees	4,268	14,206	59,263	7,746
Trustees’ fees (Note 3)	248	1,000	319	216
Registration and filing fees	3,323	13,480	4,301	2,912
Miscellaneous	479	1,931	842	383
Total expenses	111,937	878,015	352,373	216,422
Less expense reductions (Note 3)	(2,851)	—	—	—
Net expenses	109,086	878,015	352,373	216,422
Net investment income (loss)	185,876	927,338	(97,888)	(160,617)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	58,754	1,417,733	1,465,036	766,095
Foreign currency transactions	—	(119)	—	—
Change in net unrealized appreciation (depreciation) of
Investments	7,898,581	27,180,837	7,889,829	7,151,980
Futures contracts	144,812	—	—	—
Net realized and unrealized gain (loss)	8,102,147	28,598,451	9,354,865	7,918,075

Increase (decrease) in net assets from operations	$8,288,023	$29,525,789	$9,256,977	$7,757,458

a Period from 10-15-05 (commencement of operations) to 2-28-06.
b Period from 10-29-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 47

John Hancock Funds II Statements of Operations — for the period ended February 28, 2006 (Unaudited)

Investment income	Small Company Value[a]	Special Value[a]	Spectrum Income[b]	Strategic Bond[a]

Dividends	$1,820,741	$412,351	$1,063,702	$1,805
Interest	178,697	76,408	8,586,494	9,024,805
Securities lending	—	—	—	17,106
Less foreign taxes withheld	—	—	(19,003)	(5,412)
Total investment income	1,999,438	488,759	9,631,193	9,038,304

Expenses

Investment management fees (Note 3)	1,200,993	345,944	1,476,455	1,138,634
Class 1 distribution and service fees (Note 3)	25,353	475	—	7,176
Fund administration fees (Note 3)	6,153	1,976	10,315	9,458
Audit and legal fees	7,715	6,262	9,893	10,542
Custodian fees	20,434	11,460	335,115	71,938
Trustees’ fees (Note 3)	1,322	424	2,214	2,030
Registration and filing fees	17,810	5,720	37,649	27,378
Miscellaneous	4,539	612	5,027	3,357
Total expenses	1,284,319	372,873	1,876,668	1,270,513
Less expense reductions (Note 3)	(34,174)	—	(25,222)	—
Net expenses	1,250,145	372,873	1,851,446	1,270,513
Net investment income (loss)	749,293	115,886	7,779,747	7,767,791

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	1,194,462	86,092	343,392	774,073
Futures contracts	—	—	(8,612)	62,895
Foreign currency transactions	—	—	(97,253)	6,091
Change in net unrealized appreciation (depreciation) of
Investments	42,397,287	9,815,284	10,696,780	2,787,464
Futures contracts	—	—	9,917	(17,905)
Translation of assets and liabilities in foreign currencies	—	—	154,331	(20)
Net realized and unrealized gain (loss)	43,591,749	9,901,376	11,098,555	3,612,598

Increase (decrease) in net assets from operations	$44,341,042	$10,017,262	$18,878,302	$11,380,389

a Period from 10-15-05 (commencement of operations) to 2-28-06.
b Period from 10-29-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 48

John Hancock Funds II Statements of Operations — for the period ended February 28, 2006 (Unaudited)

			U.S. Global	U.S. Government
Investment income	Strategic Value[a]	Total Return[a]	Leaders Growth[a]	Securities[a]

Dividends	$676,775	—	$1,399,943	—
Interest	48,048	$15,392,051	80,188	$3,081,881
Total investment income	724,823	15,392,051	1,480,131	3,081,881

Expenses

Investment management fees (Note 3)	368,671	2,355,692	889,697	427,700
Class 1 distribution and service fees (Note 3)	2,395	20,715	4,459	8,846
Fund administration fees (Note 3)	2,453	18,509	5,021	4,028
Audit and legal fees	6,428	14,759	7,322	6,976
Custodian fees	9,104	101,801	17,341	37,315
Trustees’ fees (Note 3)	527	3,974	1,078	864
Registration and filing fees	7,102	53,582	20,927	11,658
Miscellaneous	803	66,514	1,850	1,213
Total expenses	397,483	2,635,546	947,695	498,600
Net investment income (loss)	327,340	12,756,505	532,436	2,583,281

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	16,043	2,787,116	267,667	(79,290)
Futures contracts	—	(885,326)	—	10,152
Options written	—	281,388	—	—
Interest rate swap contracts	—	66,937	—	—
Foreign currency transactions	—	1,117,123	—	—
Change in net unrealized appreciation (depreciation) of
Investments	6,957,003	1,413,520	3,541,736	212,722
Futures contracts	—	(2,132,741)	—	455
Options written	—	(53,083)	—	—
Interest rate swap contracts	—	(190,777)	—	—
Translation of assets and liabilities in foreign currencies	—	621,542	—	—
Net realized and unrealized gain (loss)	6,973,046	3,025,699	3,809,403	144,039

Increase (decrease) in net assets from operations	$7,300,386	$15,782,204	$4,341,839	$2,727,320

a Period from 10-15-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 49

John Hancock Funds II Statements of Operations — for the period ended February 28, 2006 (Unaudited)

	U.S. High		Value &
Investment income	Yield Bond[a]	U.S. Multi Sector[b]	Restructuring[b]	Vista[b]

Dividends	—	$5,246,483	$1,288,525	$494,496
Interest	$4,212,838	454,152	32,963	19,815
Less foreign taxes withheld	(6,286)	—	(15,308)	(347)
Total investment income	4,206,552	5,700,635	1,306,180	513,964

Expenses

Investment management fees (Note 3)	396,824	2,536,446	468,299	301,353
Class 1 distribution and service fees (Note 3)	48	—	—	—
Fund administration fees (Note 3)	3,022	17,266	2,811	1,689
Audit and legal fees	8,053	12,309	5,824	5,434
Custodian fees	18,188	96,777	11,591	16,230
Trustees’ fees (Note 3)	648	3,708	604	362
Registration and filing fees	8,749	62,863	8,139	4,891
Miscellaneous	1,037	6,407	1,067	926
Total expenses	436,569	2,735,776	498,335	330,885
Net investment income (loss)	3,769,983	2,964,859	807,845	183,079

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	72,199	9,028,067	508,353	(1,667,564)
Futures contracts	—	1,427,988	—	—
Options written	—	—	71,901	—
Foreign currency transactions	—	(16,742)	17,376	(34,925)
Change in net unrealized appreciation (depreciation) of
Investments	2,168,739	48,920,662	17,300,866	13,452,909
Futures contracts	—	297,078	—	—
Options written	—	—	69,520	—
Translation of assets and liabilities in foreign currencies	—	—	19	(13,183)
Net realized and unrealized gain (loss)	2,240,938	59,657,053	17,968,035	11,737,237

Increase (decrease) in net assets from operations	$6,010,921	$62,621,912	$18,775,880	$11,920,316

a Period from 10-15-05 (commencement of operations) to 2-28-06.
b Period from 10-29-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 50

John Hancock Funds II Statements of Changes in Net Assets

	500 Index	Active Bond	All Cap Growth
	Period ended	Period ended	Period ended
	2-28-06[b]	2-28-06[a]	2-28-06[a]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	$1,602,261	$5,124,341	$54,621
Net realized gain (loss)	116,173	208,280	1,133,999
Change in net unrealized appreciation (depreciation)	16,613,450	101,564	12,347,248
Increase (decrease) in net assets resulting from operations	18,331,884	5,434,185	13,535,868
Distributions to shareholders
From net investment income
Class 1	—	(223,338)	(15,666)
Class NAV	(847,720)	(2,203,004)	(49,558)
	(847,720)	(2,426,342)	(65,224)
From Fund share transactions	266,118,200	392,669,241	130,103,194

Net assets

Beginning of period	—	—	—
End of period	$283,602,364	$395,677,084	$143,573,838
Undistributed net investment income (loss)	$754,541	$2,697,999	($10,603)

	All Cap Value	Blue Chip Growth	Capital Appreciation
	Period ended	Period ended	Period ended
	2-28-06[a]	2-28-06[a]	2-28-06[a]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	$591,084	$3,602,470	$139,076
Net realized gain (loss)	3,138,085	(227,356)	2,183,406
Change in net unrealized appreciation (depreciation)	15,138,950	82,211,943	19,512,575
Increase (decrease) in net assets resulting from operations	18,868,119	85,587,057	21,835,057
Distributions to shareholders
From net investment income
Class 1	(29,388)	(96,099)	—
Class NAV	(268,692)	(798,874)	—
	(298,080)	(894,973)	—
From Fund share transactions	172,228,738	1,071,569,311	277,993,252

Net assets

Beginning of period	—	—	—
End of period	$190,798,777	$1,156,261,395	$299,828,309
Undistributed net investment income (loss)	$293,004	$2,707,497	$139,076

a Period from 10-15-05 (commencement of operations) to 2-28-06.
b Period from 10-29-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 51

John Hancock Funds II Statements of Changes in Net Assets

	Core Bond	Core Equity	Emerging Growth
	Period ended	Period ended	Period ended
	2-28-06[a]	2-28-06[a]	2-28-06[a]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	$2,184,698	($201,723)	($270,636)
Net realized gain (loss)	258,429	913,764	2,946,777
Change in net unrealized appreciation (depreciation)	(222,228)	33,181,404	21,450,303
Increase (decrease) in net assets resulting from operations	2,220,899	33,893,445	24,126,444
Distributions to shareholders
From net investment income
Class 1	(911)	—	—
Class NAV	(1,142,506)	—	—
	(1,143,417)	—	—
From Fund share transactions	175,673,149	467,673,907	139,455,661

Net assets

Beginning of period	—	—	—
End of period	$176,750,631	$501,567,352	$163,582,105
Undistributed net investment income (loss)	$1,041,281	($201,723)	($270,636)

	Emerging Small Company	Equity-Income	Fundamental Value
	Period ended	Period ended	Period ended
	2-28-06[a]	2-28-06[a]	2-28-06[a]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	($109,068)	$5,409,043	$1,950,963
Net realized gain (loss)	1,258,520	2,426,949	(159,033)
Change in net unrealized appreciation (depreciation)	7,044,365	56,199,803	30,556,095
Increase (decrease) in net assets resulting from operations	8,193,817	64,035,795	32,348,025
Distributions to shareholders
From net investment income
Class 1	—	(612,671)	(109,544)
Class NAV	—	(2,371,194)	(1,226,769)
	—	(2,983,865)	(1,336,313)
From Fund share transactions	49,097,929	791,112,683	625,561,970

Net assets

Beginning of period	—	—	—
End of period	$57,291,746	$852,164,613	$656,573,682
Undistributed net investment income (loss)	($109,068)	$2,425,178	$614,650

a Period from 10-15-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 52

John Hancock Funds II Statements of Changes in Net Assets

	Global Bond	High Yield	International Equity Index
	Period ended	Period ended	Period ended
	2-28-06[a]	2-28-06[a]	2-28-06[b]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	$5,924,372	$35,520,631	$656,768
Net realized gain (loss)	(12,090,900)	1,795,339	1,131,931
Change in net unrealized appreciation (depreciation)	5,290,779	21,239,899	21,710,430
Increase (decrease) in net assets resulting from operations	(875,749)	58,555,869	23,499,129
Distributions to shareholders
From net investment income
Class 1	(227,540)	(473,790)	—
Class NAV	(2,800,652)	(16,639,138)	(2,080,681)
	(3,028,192)	(17,112,928)	(2,080,681)
From Fund share transactions	540,772,677	1,435,091,397	166,171,938

Net assets

Beginning of period	—	—	—
End of period	$536,868,736	$1,476,534,338	$187,590,386
Undistributed net investment income (loss)	$2,896,180	$18,407,703	($1,423,913)

International Opportunities		International Small Cap	International Stock
	Period ended	Period ended	Period ended
	2-28-06[a]	2-28-06[a]	2-28-06[a]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	($449,768)	($78,477)	$2,494,596
Net realized gain (loss)	15,584,004	7,184,561	14,673,234
Change in net unrealized appreciation (depreciation)	58,177,071	53,770,097	101,191,689
Increase (decrease) in net assets resulting from operations	73,311,307	60,876,181	118,359,519
Distributions to shareholders
From net investment income
Class 1	(42,136)	(59,757)	(619,551)
Class NAV	(18,582,164)	(1,022,670)	(19,349,670)
From net realized gain
Class 1	—	—	(5,707)
Class NAV	—	—	(175,912)
	(18,624,300)	(1,082,427)	(20,150,840)
From Fund share transactions	378,264,610	496,473,014	859,121,360

Net assets

Beginning of period	—	—	—
End of period	$432,951,617	$556,266,768	$957,330,039
Undistributed net investment income (loss)	($19,074,068)	($1,160,904)	($17,474,625)

a Period from 10-15-05 (commencement of operations) to 2-28-06.
b Period from 10-29-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 53

John Hancock Funds II Statements of Changes in Net Assets

	International Value	Investment Quality Bond	Large Cap
	Period ended	Period ended	Period ended
	2-28-06[a]	2-28-06[a]	2-28-06[a]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	$6,154,776	$1,743,339	$522,446
Net realized gain (loss)	14,317,672	(64,993)	1,072,261
Change in net unrealized appreciation (depreciation)	74,584,385	(22,193)	9,776,342
Increase (decrease) in net assets resulting from operations	95,056,833	1,656,153	11,371,049
Distributions to shareholders
From net investment income
Class 1	(353,039)	(272,643)	(1,427)
Class NAV	(2,875,449)	(689,195)	(212,012)
	(3,228,488)	(961,838)	(213,439)
From Fund share transactions	913,732,348	117,274,724	158,913,270

Net assets

Beginning of period	—	—	—
End of period	$1,005,560,693	$117,969,039	$170,070,880
Undistributed net investment income (loss)	$2,926,288	$781,501	$309,007

	Large Cap Value	Mid Cap Core	Mid Cap Index
	Period ended	Period ended	Period ended
	2-28-06[a]	2-28-06[a]	2-28-06[b]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	$485,530	$756,966	$212,555
Net realized gain (loss)	2,147,928	11,778,838	233,010
Change in net unrealized appreciation (depreciation)	11,215,178	18,167,851	6,393,553
Increase (decrease) in net assets resulting from operations	13,848,636	30,703,655	6,839,118
Distributions to shareholders
From net investment income
Class 1	(24,236)	(8,276)	—
Class NAV	(293,006)	(374,238)	(98,937)
	(317,242)	(382,514)	(98,937)
From Fund share transactions	145,947,350	325,329,292	57,027,105

Net assets

Beginning of period	—	—	—
End of period	$159,478,744	$355,650,433	$63,767,286
Undistributed net investment income (loss)	$168,288	$374,452	$113,618
a Period from 10-15-05 (commencement of operations) to 2-28-06.
b Period from 10-29-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 54

John Hancock Funds II Statements of Changes in Net Assets

	Mid Cap Stock	Mid Cap Value	Natural Resources
	Period ended	Period ended	Period ended
	2-28-06[a]	2-28-06[a]	2-28-06[a]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	($178,218)	$450,408	$1,421,630
Net realized gain (loss)	12,104,516	3,179,407	10,722,016
Change in net unrealized appreciation (depreciation)	28,089,100	12,083,701	86,457,565
Increase (decrease) in net assets resulting from operations	40,015,398	15,713,516	98,601,211
Distributions to shareholders
From net investment income
Class 1	—	(129,841)	(51,094)
Class NAV	(8,555)	(193,677)	(691,085)
From net realized gain
Class 1	(110,835)	(26,179)	—
Class NAV	(186,450)	(37,304)	—
	(305,840)	(387,001)	(742,179)
From Fund share transactions	236,883,495	201,796,465	575,534,016

Net assets

Beginning of period	—	—	—
End of period	$276,593,053	$217,122,980	$673,393,048
Undistributed net investment income (loss)	($186,773)	$126,890	$679,451

	Quantitative Mid Cap	Quantitative Value	Real Estate Securities
	Period ended	Period ended	Period ended
	2-28-06[a]	2-28-06[a]	2-28-06[a]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	$37,812	$2,256,138	$8,418,910
Net realized gain (loss)	1,954,122	13,594,334	4,015,011
Change in net unrealized appreciation (depreciation)	19,787,865	19,752,467	82,187,933
Increase (decrease) in net assets resulting from operations	21,779,799	35,602,939	94,621,854
Distributions to shareholders
From net investment income
Class 1	(19,537)	(305,249)	(836,666)
Class NAV	(8,107)	(884,369)	(3,237,863)
From net realized gain
Class 1	(47,665)	(11,547)	(156,926)
Class NAV	(14,289)	(33,123)	(598,547)
	(89,598)	(1,234,288)	(4,830,002)
From Fund share transactions	166,439,231	310,673,494	613,099,974

Net assets

Beginning of period	—	—	—
End of period	$188,129,432	$345,042,145	$702,891,826
Undistributed net investment income (loss)	$10,168	$1,066,519	$4,344,380

a Period from 10-15-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 55

John Hancock Funds II Statements of Changes in Net Assets

	Real Return Bond	Small Cap	Small Cap Index
	Period ended	Period ended	Period ended
	2-28-06[a]	2-28-06[a]	2-28-06[b]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	$3,587,068	($272,307)	$185,876
Net realized gain (loss)	(399,634)	297,643	58,754
Change in net unrealized appreciation (depreciation)	4,877,831	24,278,473	8,043,393
Increase (decrease) in net assets resulting from operations	8,065,265	24,303,809	8,288,023
Distributions to shareholders
From net investment income
Class 1	(136,421)	—	—
Class NAV	(5,167,622)	—	(86,672)
From net realized gain
Class 1	(3,746)	—	—
Class NAV	(140,598)	—	—
	(5,448,387)	—	(86,672)
From Fund share transactions	625,086,493	185,093,365	56,037,681

Net assets

Beginning of period	—	—	—
End of period	$627,703,371	$209,397,174	$64,239,032
Undistributed net investment income (loss)	($1,716,975)	($272,307)	$99,204

	Small Cap Opportunities	Small Company	Small Company Growth
	Period ended	Period ended	Period ended
	2-28-06[a]	2-28-06[a]	2-28-06[b]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	$927,338	($97,888)	($160,617)
Net realized gain (loss)	1,417,614	1,465,036	766,095
Change in net unrealized appreciation (depreciation)	27,180,837	7,889,829	7,151,980
Increase (decrease) in net assets resulting from operations	29,525,789	9,256,977	7,757,458
Distributions to shareholders
From net investment income
Class 1	(48,845)	—	—
Class NAV	(462,991)	—	—
From net realized gain
Class 1	(3,697)	—	—
Class NAV	(33,252)	—	—
	(548,785)	—	—
From Fund share transactions	233,346,987	75,562,848	56,548,324

Net assets

Beginning of period	—	—	—
End of period	$262,323,991	$84,819,825	$64,305,782
Undistributed net investment income (loss)	$415,502	($97,888)	($160,617)

a Period from 10-15-05 (commencement of operations) to 2-28-06.
b Period from 10-29-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 56

John Hancock Funds II Statements of Changes in Net Assets

	Small Company Value	Special Value	Spectrum Income
	Period ended	Period ended	Period ended
	2-28-06[a]	2-28-06[a]	2-28-06[b]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	$749,293	$115,886	$7,779,747
Net realized gain (loss)	1,194,462	86,092	237,527
Change in net unrealized appreciation (depreciation)	42,397,287	9,815,284	10,861,028
Increase (decrease) in net assets resulting from operations	44,341,042	10,017,262	18,878,302
Distributions to shareholders
From net investment income
Class 1	(272,671)	(1,203)	—
Class NAV	(401,689)	(80,457)	(3,989,211)
	(674,360)	(81,660)	(3,989,211)
From Fund share transactions	310,563,234	101,525,199	632,202,851

Net assets

Beginning of period	—	—	—
End of period	$354,229,916	$111,460,801	$647,091,942
Undistributed net investment income (loss)	$74,933	$34,226	$3,790,536

	Strategic Bond	Strategic Value	Total Return
	Period ended	Period ended	Period ended
	2-28-06[a]	2-28-06[a]	2-28-06[a]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	$7,767,791	$327,340	$12,756,505
Net realized gain (loss)	843,059	16,043	3,367,238
Change in net unrealized appreciation (depreciation)	2,769,539	6,957,003	(341,539)
Increase (decrease) in net assets resulting from operations	11,380,389	7,300,386	15,782,204
Distributions to shareholders
From net investment income
Class 1	(322,248)	(18,908)	(721,705)
Class NAV	(3,717,833)	(182,610)	(5,760,221)
From net realized gain
Class 1	(10,065)	—	—
Class NAV	(114,768)	—	—
	(4,164,914)	(201,518)	(6,481,926)
From Fund share transactions	502,011,613	128,219,920	1,037,780,356

Net assets

Beginning of period	—	—	—
End of period	$509,227,088	$135,318,788	$1,047,080,634
Undistributed net investment income (loss)	$3,727,710	$125,822	$6,274,579

a Period from 10-15-05 (commencement of operations) to 2-28-06.
b Period from 10-29-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 57

John Hancock Funds II Statements of Changes in Net Assets

U.S. Global Leaders Growth		U.S. Government Securities	U.S. High Yield Bond
	Period ended	Period ended	Period ended
	2-28-06[a]	2-28-06[a]	2-28-06[a]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	$532,436	$2,583,281	$3,769,983
Net realized gain (loss)	267,667	(69,138)	72,199
Change in net unrealized appreciation (depreciation)	3,541,736	213,177	2,168,739
Increase (decrease) in net assets resulting from operations	4,341,839	2,727,320	6,010,921
Distributions to shareholders
From net investment income
Class 1	(10,881)	(313,345)	(1,743)
Class NAV	(198,525)	(929,318)	(2,045,560)
From net realized gain
Class 1	—	(15,290)	—
Class NAV	—	(44,734)	—
	(209,406)	(1,302,687)	(2,047,303)
From Fund share transactions	420,300,310	191,273,101	162,724,079

Net assets

Beginning of period	—	—	—
End of period	$424,432,743	$192,697,734	$166,687,697
Undistributed net investment income (loss)	$323,030	$1,340,619	$1,722,680

	U.S. Multi Sector	Value & Restructuring	Vista
	Period ended	Period ended	Period ended
	2-28-06[b]	2-28-06[b]	2-28-06[b]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)

From operations
Net investment income (loss)	$2,964,859	$807,845	$183,079
Net realized gain (loss)	10,439,313	597,630	(1,702,489)
Change in net unrealized appreciation (depreciation)	49,217,740	17,370,405	13,439,726
Increase (decrease) in net assets resulting from operations	62,621,912	18,775,880	11,920,316
Distributions to shareholders
From net investment income
Class 1	—	—	—
Class NAV	(1,421,127)	(406,118)	—
	(1,421,127)	(406,118)	—
From Fund share transactions	1,024,502,348	158,095,661	97,277,527

Net assets

Beginning of period	—	—	—
End of period	$1,085,703,133	$176,465,423	$109,197,843
Undistributed net investment income (loss)	$1,543,732	$401,727	$183,079

a Period from 10-15-05 (commencement of operations) to 2-28-06.
b Period from 10-29-05 (commencement of operations) to 2-28-06.

The accompanying notes are an integral part of the financial statements. 58

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

500 Index

	Class NAV
Period ended		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$10.34
Net investment income (loss)[h]		0.07
Net realized and unrealized gain (loss) on investments		0.70
Total from investment operations		0.77
Less distributions
From net investment income		(0.04)
		(0.04)
Net asset value, end of period		$11.07
Total return (%)[k]		7.41[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$284
Ratio of net expenses to average net assets (%)		0.50[r]
Ratio of net investment income (loss) to
average net assets (%)		1.83[r]
Portfolio turnover (%)		1[m]

a Class NAV shares began operations on 10-29-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 59

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Active Bond

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$9.61		$9.59
Net investment income (loss)[h]		0.15		0.13
Net realized and unrealized gain (loss) on investments		(0.03)		0.01
Total from investment operations		0.12		0.14
Less distributions
From net investment income		(0.06)		(0.06)
		(0.06)		(0.06)
Net asset value, end of period		$9.67		$9.67
Total return (%)[k]		1.24[m]		1.50[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$36		$360
Ratio of net expenses to average net assets (%)		0.75[r]		0.70[r]
Ratio of net investment income (loss) to
average net assets (%)		4.05[r]		4.09[r]
Portfolio turnover (%)		179[m]		179[m]

a Class 1 and Class NAV shares began operations on 10-15-05 and 10-27-05, respectively.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
m Not annualized.
r Annualized.

The accompanying notes are an integral part of the financial statements. 60

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

All Cap Growth

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$15.50		$15.51
Net investment income (loss)[h]		—[j]		0.01
Net realized and unrealized gain (loss) on investments		1.73		1.73
Total from investment operations		1.73		1.74
Less distributions
From net investment income		(0.01)		(0.01)
		(0.01)		(0.01)
Net asset value, end of period		$17.22		$17.24
Total return (%)[k]		11.15[m]		11.21[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$35		$108
Ratio of net expenses to average net assets (%)		1.01[r]		0.96[r]
Ratio of net investment income (loss) to
average net assets (%)		0.07[r]		0.12[r]
Portfolio turnover (%)		44[m]		44[m]

a Class 1 and Class NAV shares began operations on 10-15-05
b Unaudited.
h Based on the average of the shares outstanding.
j Less than $0.01 per share.
k Assumes dividend reinvestment.
m Not annualized.
r Annualized.

The accompanying notes are an integral part of the financial statements. 61

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

All Cap Value

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$13.84		$13.80
Net investment income (loss)[h]		0.05		0.05
Net realized and unrealized gain (loss) on investments		1.58		1.59
Total from investment operations		1.63		1.64
Less distributions
From net investment income		(0.02)		(0.03)
		(0.02)		(0.03)
Net asset value, end of period		$15.45		$15.41
Total return (%)[k]		11.81[l,m]		11.86[l,m]
Ratios and supplemental data

Net assets, end of period (in millions)		$18		$173
Ratio of net expenses to average net assets (%)		0.94[r]		0.89[r]
Ratio of net investment income (loss) to
average net assets (%)		0.82[r]		0.95[r]
Portfolio turnover (%)		19[m]		19[m]

a Class 1 and Class NAV shares began operations on 10-15-05.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l The Adviser/Subadviser voluntarily reimbursed Class 1 and Class NAV $46,991 and $410,290, respectively, for a potential lost investment opportunity. Excluding these reimbursements, the total return would have been 11.52% for Class 1 and 11.57% for Class NAV.
m Not annualized.
r Annualized.

The accompanying notes are an integral part of the financial statements. 62

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Blue Chip Growth

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$16.53		$16.51
Net investment income (loss)[h]		0.05		0.07
Net realized and unrealized gain (loss) on investments		1.53		1.52
Total from investment operations		1.58		1.59
Less distributions
From net investment income		(0.01)		(0.02)
		(0.01)		(0.02)
Net asset value, end of period		$18.10		$18.08
Total return (%)[k,l]		9.58[m]		9.60[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$127		$1,029
Ratio of net expenses to average net assets (%)		0.89[r]		0.84[r]
Ratio of gross expenses to average net assets (%)[p]		0.91[r]		0.86[r]
Ratio of net investment income (loss) to
average net assets (%)		0.80[r]		0.98[r]
Portfolio turnover (%)		10[m]		10[m]

a Class 1 and Class NAV shares began operations on 10-15-05.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

The accompanying notes are an integral part of the financial statements. 63

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Capital Appreciation

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$9.20		$9.20
Net investment income (loss)[h]		—[j]		0.01
Net realized and unrealized gain (loss) on investments		0.94		0.94
Total from investment operations		0.94		0.95
Net asset value, end of period		$10.14		$10.15
Total return (%)		10.22[m]		10.33[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$18		$282
Ratio of net expenses to average net assets (%)		0.93[r]		0.88[r]
Ratio of net investment income (loss) to
average net assets (%)		0.06[r]		0.15[r]
Portfolio turnover (%)		22[m]		22[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. j Less than $0.01 per share. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 64

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Core Bond

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$12.51		$12.50
Net investment income (loss)[h]		0.18		0.18
Net realized and unrealized gain (loss) on investments		(0.02)		(0.02)
Total from investment operations		0.16		0.16
Less distributions
From net investment income		(0.09)		(0.09)
		(0.09)		(0.09)
Net asset value, end of period		$12.58		$12.57
Total return (%)[k]		1.26[m]		1.28[m]
Ratios and supplemental data

Net assets, end of period (in millions)		—[g]		$176
Ratio of net expenses to average net assets (%)		0.88[r]		0.83[r]
Ratio of net investment income (loss) to
average net assets (%)		3.90[r]		3.84[r]
Portfolio turnover (%)		247[m]		247[m]

a Class 1 and Class NAV shares began operations on 10-15-05.
b Unaudited.
g Less than $500,000.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
m Not annualized.
r Annualized.

The accompanying notes are an integral part of the financial statements. 65

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Core Equity

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$13.76		$13.77
Net investment income (loss)[h]		(0.01)		(0.01)
Net realized and unrealized gain (loss) on investments		1.17		1.18
Total from investment operations		1.16		1.17
Net asset value, end of period		$14.92		$14.94
Total return (%)		8.43[m]		8.50[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$8		$493
Ratio of net expenses to average net assets (%)		0.88[r]		0.83[r]
Ratio of net investment income (loss) to
average net assets (%)		(0.12)[r]		(0.12)[r]
Portfolio turnover (%)		4[m]		4[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 66

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Emerging Growth

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$16.35		$16.35
Net investment income (loss)[h]		(0.03)		(0.03)
Net realized and unrealized gain (loss) on investments		2.89		2.89
Total from investment operations		2.86		2.86
Net asset value, end of period		$19.21		$19.21
Total return (%)		17.49[m]		17.49[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$119		$44
Ratio of net expenses to average net assets (%)		0.92[r]		0.87[r]
Ratio of net investment income (loss) to
average net assets (%)		(0.45)[r]		(0.41)[r]
Portfolio turnover (%)		82[m]		82[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 67

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Emerging Small Company

	Class 1
Period ended		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$28.17
Net investment income (loss)[h]		(0.06)
Net realized and unrealized gain (loss) on investments		4.81
Total from investment operations		4.75
Net asset value, end of period		$32.92
Total return (%)[l]		16.86[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$57
Ratio of net expenses to average net assets (%)		1.18[r]
Ratio of gross expenses to average net assets (%)[p]		1.23[r]
Ratio of net investment income (loss) to
average net assets (%)		(0.53)[r]
Portfolio turnover (%)		80[m]

a Class 1 shares began operations on 10-15-05.
b Unaudited.
h Based on the average of the shares outstanding.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

The accompanying notes are an integral part of the financial statements. 68

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Equity-Income

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$16.03		$16.01
Net investment income (loss)[h]		0.11		0.12
Net realized and unrealized gain (loss) on investments		1.34		1.33
Total from investment operations		1.45		1.45
Less distributions
From net investment income		(0.06)		(0.06)
		(0.06)		(0.06)
Net asset value, end of period		$17.42		$17.40
Total return (%)[k,l]		9.07[m]		9.09[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$168		$684
Ratio of net expenses to average net assets (%)		0.89[r]		0.84[r]
Ratio of gross expenses to average net assets (%)[p]		0.91[r]		0.86[r]
Ratio of net investment income (loss) to
average net assets (%)		1.79[r]		1.97[r]
Portfolio turnover (%)		5[m]		5[m]

a Class 1 and Class NAV shares began operations on 10-15-05.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

The accompanying notes are an integral part of the financial statements. 69

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Fundamental Value

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$14.34		$14.31
Net investment income (loss)[h]		0.05		0.05
Net realized and unrealized gain (loss) on investments		0.97		0.97
Total from investment operations		1.02		1.02
Less distributions
From net investment income		(0.03)		(0.03)
		(0.03)		(0.03)
Net asset value, end of period		$15.33		$15.30
Total return (%)[k]		7.13[m]		7.16[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$56		$601
Ratio of net expenses to average net assets (%)		0.87[r]		0.82[r]
Ratio of net investment income (loss) to
average net assets (%)		0.83[r]		0.93[r]
Portfolio turnover (%)		1[m]		1[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 70

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Global Bond

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$14.56		$14.52
Net investment income (loss)[h]		0.17		0.18
Net realized and unrealized gain (loss) on investments		(0.27)		(0.27)
Total from investment operations		(0.10)		(0.09)
Less distributions
From net investment income		(0.09)		(0.09)
		(0.09)		(0.09)
Net asset value, end of period		$14.37		$14.34
Total return (%)[k]		(0.72)[m]		(0.64)[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$38		$499
Ratio of net expenses to average net assets (%)		0.85[r]		0.80[r]
Ratio of net investment income (loss) to
average net assets (%)		3.21[r]		3.42[r]
Portfolio turnover (%)		245[m]		245[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 71

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

High Yield

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$10.10		$10.06
Net investment income (loss)[h]		0.28		0.29
Net realized and unrealized gain (loss) on investments		0.18		0.16
Total from investment operations		0.46		0.45
Less distributions
From net investment income		(0.13)		(0.13)
		(0.13)		(0.13)
Net asset value, end of period		$10.43		$10.38
Total return (%)[k]		4.57[m]		4.50[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$39		$1,437
Ratio of net expenses to average net assets (%)		0.78[r]		0.73[r]
Ratio of net investment income (loss) to
average net assets (%)		7.31[r]		7.61[r]
Portfolio turnover (%)		19[m]		19[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 72

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

International Equity Index

	Class NAV
Period ended		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$15.59
Net investment income (loss)[h]		0.06
Net realized and unrealized gain (loss) on investments		2.20
Total from investment operations		2.26
Less distributions
From net investment income		(0.20)
		(0.20)
Net asset value, end of period		$17.65
Total return (%)[k]		14.59[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$188
Ratio of net expenses to average net assets (%)		0.59[r]
Ratio of net investment income (loss) to
average net assets (%)		1.14[r]
Portfolio turnover (%)		1[m]

a Class NAV shares began operations on 10-29-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 73

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

International Opportunities

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$13.71		$13.72
Net investment income (loss)[h]		(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments		2.62		2.62
Total from investment operations		2.59		2.60
Less distributions
From net investment income		(0.70)		(0.70)
		(0.70)		(0.70)
Net asset value, end of period		$15.60		$15.62
Total return (%)[k]		19.31[l,m]		19.39[l,m]
Ratios and supplemental data

Net assets, end of period (in millions)		$3		$430
Ratio of net expenses to average net assets (%)		1.11[r]		1.06[r]
Ratio of net investment income (loss) to
average net assets (%)		(0.57)[r]		(0.33)[r]
Portfolio turnover (%)		50[m]		50[m]

a Class 1 and Class NAV shares began operations on 10-15-05.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l The Adviser/Subadviser voluntarily reimbursed Class 1 and Class NAV $11,316 and $3,937,220, respectively, for a potential lost investment opportunity. Excluding these reimbursements, the total return would have been 18.24% for Class 1 and 18.32% for Class NAV.
m Not annualized.
r Annualized.

The accompanying notes are an integral part of the financial statements. 74

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

International Small Cap

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$18.48		$18.45
Net investment income (loss)[h]		(0.01)		-[j]
Net realized and unrealized gain (loss) on investments		2.00		2.01
Total from investment operations		1.99		2.01
Less distributions
From net investment income		(0.04)		(0.04)
		(0.04)		(0.04)
Net asset value, end of period		$20.43		$20.42
Total return (%)[k]		10.76[m]		10.92[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$34		$523
Ratio of net expenses to average net assets (%)		1.17[r]		1.12[r]
Ratio of net investment income (loss) to
average net assets (%)		(0.19)[r]		(0.03)[r]
Portfolio turnover (%)		32[m]		32[m]

a Class 1 and Class NAV shares began operations on 10-15-05.
b Unaudited.
h Based on the average of the shares outstanding.
j Less than $0.01 per share.
k Assumes dividend reinvestment.
m Not annualized.
r Annualized.

The accompanying notes are an integral part of the financial statements. 75

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

International Stock

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$11.95		$11.92
Net investment income (loss)[h]		0.03		0.04
Net realized and unrealized gain (loss) on investments		1.53		1.54
Total from investment operations		1.56		1.58
Less distributions
From net investment income		(0.28)		(0.29)
From net realized gain		—[j]		—[j]
		(0.28)		(0.29)
Net asset value, end of period		$13.23		$13.21
Total return (%)[k]		13.23[m]		13.38[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$31		$926
Ratio of net expenses to average net assets (%)		1.09[r]		1.04[r]
Ratio of net investment income (loss) to
average net assets (%)		0.69[r]		0.83[r]
Portfolio turnover (%)		67[m]		67[m]

a Class 1 and Class NAV shares began operations on 10-15-05.
b Unaudited.
h Based on the average of the shares outstanding.
j Less than $0.01 per share.
k Assumes dividend reinvestment.
m Not annualized.
r Annualized.

The accompanying notes are an integral part of the financial statements. 76

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

International Value

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$15.20		$15.16
Net investment income (loss)[h]		0.10		0.11
Net realized and unrealized gain (loss) on investments		1.28		1.27
Total from investment operations		1.38		1.38
Less distributions
From net investment income		(0.05)		(0.05)
		(0.05)		(0.05)
Net asset value, end of period		$16.53		$16.49
Total return (%)[k,l]		9.11[m]		9.15[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$114		$892
Ratio of net expenses to average net assets (%)		1.00[r]		0.95[r]
Ratio of gross expenses to average net assets (%)[p]		1.02[r]		0.97[r]
Ratio of net investment income (loss) to
average net assets (%)		1.75[r]		1.92[r]
Portfolio turnover (%)		33[m]		33[m]

a Class 1 and Class NAV shares began operations on 10-15-05.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

The accompanying notes are an integral part of the financial statements. 77

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Investment Quality Bond

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$11.84		$11.83
Net investment income (loss)[h]		0.19		0.19
Net realized and unrealized gain (loss) on investments		(0.03)		(0.03)
Total from investment operations		0.16		0.16
Less distributions
From net investment income		(0.10)		(0.10)
		(0.10)		(0.10)
Net asset value, end of period		$11.90		$11.89
Total return (%)[k]		1.37[m]		1.38[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$33		$85
Ratio of net expenses to average net assets (%)		0.83[r]		0.78[r]
Ratio of net investment income (loss) to
average net assets (%)		4.23[r]		4.38[r]
Portfolio turnover (%)		19[m]		19[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 78

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Large Cap

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$13.26		$13.26
Net investment income (loss)[h]		0.05		0.05
Net realized and unrealized gain (loss) on investments		1.16		1.16
Total from investment operations		1.21		1.21
Less distributions
From net investment income		(0.01)		(0.02)
		(0.01)		(0.02)
Net asset value, end of period		$14.46		$14.45
Total return (%)[k]		9.15[m]		9.12[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$2		$169
Ratio of net expenses to average net assets (%)		0.95[r]		0.90[r]
Ratio of net investment income (loss) to
average net assets (%)		0.85[r]		0.98[r]
Portfolio turnover (%)		11[m]		11[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 79

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Large Cap Value

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$20.31		$20.33
Net investment income (loss)[h]		0.07		0.08
Net realized and unrealized gain (loss) on investments		2.04		2.04
Total from investment operations		2.11		2.12
Less distributions
From net investment income		(0.05)		(0.05)
		(0.05)		(0.05)
Net asset value, end of period		$22.37		$22.40
Total return (%)[k]		10.37[m]		10.42[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$13		$146
Ratio of net expenses to average net assets (%)		0.96[r]		0.91[r]
Ratio of net investment income (loss) to
average net assets (%)		0.82[r]		0.96[r]
Portfolio turnover (%)		24[m]		24[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 80

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Mid Cap Core

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$15.90		$15.90
Net investment income (loss)[h]		0.04		0.04
Net realized and unrealized gain (loss) on investments		1.63		1.63
Total from investment operations		1.67		1.67
Less distributions
From net investment income		(0.02)		(0.02)
		(0.02)		(0.02)
Net asset value, end of period		$17.55		$17.55
Total return (%)[k]		10.49[m]		10.51[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$8		$347
Ratio of net expenses to average net assets (%)		0.99[r]		0.94[r]
Ratio of net investment income (loss) to
average net assets (%)		0.55[r]		0.69[r]
Portfolio turnover (%)		50[m]		50[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 81

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Mid Cap Index

	Class NAV
Period ended		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$16.85
Net investment income (loss)[h]		0.07
Net realized and unrealized gain (loss) on investments		2.01
Total from investment operations		2.08
Less distributions
From net investment income		(0.03)
		(0.03)
Net asset value, end of period		$18.90
Total return (%)[k,l]		12.35[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$64
Ratio of net expenses to average net assets (%)		0.55[r]
Ratio of gross expenses to average net assets (%)[p]		0.56[r]
Ratio of net investment income (loss) to
average net assets (%)		1.07[r]
Portfolio turnover (%)		5[m]

a Class NAV shares began operations on 10-29-05.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

The accompanying notes are an integral part of the financial statements. 82

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Mid Cap Stock

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$13.86		$13.87
Net investment income (loss)[h]		(0.01)		(0.01)
Net realized and unrealized gain (loss) on investments		2.52		2.53
Total from investment operations		2.51		2.52
Less distributions
From net investment income		—		—[j]
From net realized gain		(0.02)		(0.02)
		(0.02)		(0.02)
Net asset value, end of period		$16.35		$16.37
Total return (%)[k]		18.10[l,m]		18.17[l,m]
Ratios and supplemental data

Net assets, end of period (in millions)		$105		$171
Ratio of net expenses to average net assets (%)		0.95[r]		0.90[r]
Ratio of net investment income (loss) to
average net assets (%)		(0.22)[r]		(0.18)[r]
Portfolio turnover (%)		56[m]		56[m]

a Class 1 and Class NAV shares began operations on 10-15-05.
b Unaudited.
h Based on the average of the shares outstanding.
j Less than $0.01 per share.
k Assumes dividend reinvestment.
l The Adviser/Subadviser voluntarily reimbursed Class 1 and Class NAV $510,149 and $847,342, respectively, for a potential lost investment opportunity. Excluding these reimbursements, the total return would have been 17.53% for Class 1 and 17.59% for Class NAV.
m Not annualized.
r Annualized.

The accompanying notes are an integral part of the financial statements. 83

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Mid Cap Value

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$17.65		$17.63
Net investment income (loss)[h]		0.04		0.05
Net realized and unrealized gain (loss) on investments		1.49		1.48
Total from investment operations		1.53		1.53
Less distributions
From net investment income		(0.03)		(0.03)
From net realized gain		(0.01)		(0.01)
		(0.04)		(0.04)
Net asset value, end of period		$19.14		$19.12
Total return (%)[k]		8.64[m]		8.66[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$87		$130
Ratio of net expenses to average net assets (%)		0.97[r]		0.92[r]
Ratio of net investment income (loss) to
average net assets (%)		0.55[r]		0.67[r]
Portfolio turnover (%)		13[m]		13[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 84

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Natural Resources

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$28.70		$28.60
Net investment income (loss)[h]		0.08		0.07
Net realized and unrealized gain (loss) on investments		4.51		4.52
Total from investment operations		4.59		4.59
Less distributions
From net investment income		(0.03)		(0.04)
		(0.03)		(0.04)
Net asset value, end of period		$33.26		$33.15
Total return (%)[k]		16.01[m]		16.04[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$58		$615
Ratio of net expenses to average net assets (%)		1.13[r]		1.08[r]
Ratio of net investment income (loss) to
average net assets (%)		0.64[r]		0.62[r]
Portfolio turnover (%)		64[m]		64[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 85

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Quantitative Mid Cap

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$13.55		$13.51
Net investment income (loss)[h]		—[j]		0.01
Net realized and unrealized gain (loss) on investments		1.91		1.93
Total from investment operations		1.91		1.94
Less distributions
From net investment income		—[j]		—[j]
From net realized gain		(0.01)		(0.01)
		(0.01)		(0.01)
Net asset value, end of period		$15.45		$15.44
Total return (%)[k]		14.08[m]		14.35[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$144		$44
Ratio of net expenses to average net assets (%)		0.84[r]		0.79[r]
Ratio of net investment income (loss) to
average net assets (%)		0.03[r]		0.16[r]
Portfolio turnover (%)		39[m]		39[m]

a Class 1 and Class NAV shares began operations on 10-15-05 and 10-27-05, respectively.
b Unaudited.
h Based on the average of the shares outstanding.
j Less than $0.01 per share.
k Assumes dividend reinvestment.
m Not annualized.
r Annualized.

The accompanying notes are an integral part of the financial statements. 86

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Quantitative Value

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$14.09		$14.09
Net investment income (loss)[h]		0.10		0.11
Net realized and unrealized gain (loss) on investments		1.63		1.62
Total from investment operations		1.73		1.73
Less distributions
From net investment income		(0.06)		(0.06)
From net realized gain		—[j]		—[j]
		(0.06)		(0.06)
Net asset value, end of period		$15.76		$15.76
Total return (%)[k]		12.28[m]		12.28[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$85		$260
Ratio of net expenses to average net assets (%)		0.80[r]		0.75[r]
Ratio of net investment income (loss) to
average net assets (%)		1.75[r]		2.00[r]
Portfolio turnover (%)		52[m]		52[m]

a Class 1 and Class NAV shares began operations on 10-15-05.
b Unaudited.
h Based on the average of the shares outstanding.
j Less than $0.01 per share.
k Assumes dividend reinvestment.
m Not annualized.
r Annualized.

The accompanying notes are an integral part of the financial statements. 87

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Real Estate Securities

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$23.03		$22.99
Net investment income (loss)[h]		0.32		0.35
Net realized and unrealized gain (loss) on investments		3.64		3.61
Total from investment operations		3.96		3.96
Less distributions
From net investment income		(0.16)		(0.16)
From net realized gain		(0.03)		(0.03)
		(0.19)		(0.19)
Net asset value, end of period		$26.80		$26.76
Total return (%)[k]		17.23[m]		17.27[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$143		$560
Ratio of net expenses to average net assets (%)		0.79[r]		0.74[r]
Ratio of net investment income (loss) to
average net assets (%)		3.45[r]		3.75[r]
Portfolio turnover (%)		24[m]		24[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 88

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Real Return Bond

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$13.52		$13.43
Net investment income (loss)[h]		0.09		0.09
Net realized and unrealized gain (loss) on investments		0.02		0.02
Total from investment operations		0.11		0.11
Less distributions
From net investment income		(0.12)		(0.12)
From net realized gain		—[j]		—[j]
		(0.12)		(0.12)
Net asset value, end of period		$13.51		$13.42
Total return (%)[k]		0.87[m]		0.88[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$15		$612
Ratio of net expenses to average net assets (%)		0.80[r]		0.75[r]
Ratio of net investment income (loss) to
average net assets (%)		1.80[r]		1.81[r]
Portfolio turnover (%)		51[m]		51[m]

a Class 1 and Class NAV shares began operations on 10-15-05.
b Unaudited.
h Based on the average of the shares outstanding.
j Less than $0.01 per share.
k Assumes dividend reinvestment.
m Not annualized.
r Annualized.

The accompanying notes are an integral part of the financial statements. 89

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Small Cap

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$13.60		$13.61
Net investment income (loss)[h]		(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments		1.69		1.70
Total from investment operations		1.67		1.68
Net asset value, end of period		$15.27		$15.29
Total return (%)		12.28[m]		12.34[m]
Ratios and supplemental data

Net assets, end of period (in millions)		—[g]		$209
Ratio of net expenses to average net assets (%)		0.95[r]		0.90[r]
Ratio of net investment income (loss) to
average net assets (%)		(0.38)[r]		(0.41)[r]
Portfolio turnover (%)		22[m]		22[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. g Less than $500,000. h Based on the average of the shares outstanding. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 90

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Small Cap Index

	Class NAV
Period ended		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$14.05
Net investment income (loss)[h]		0.05
Net realized and unrealized gain (loss) on investments		2.05
Total from investment operations		2.10
Less distributions
From net investment income		(0.02)
		(0.02)
Net asset value, end of period		$16.13
Total return (%)[k,l]		14.97[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$64
Ratio of net expenses to average net assets (%)		0.55[r]
Ratio of gross expenses to average net assets (%)[p]		0.56[r]
Ratio of net investment income (loss) to
average net assets (%)		0.93[r]
Portfolio turnover (%)		3[m]

a Class NAV shares began operations on 10-29-05.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

The accompanying notes are an integral part of the financial statements. 91

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Small Cap Opportunities

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$21.36		$21.26
Net investment income (loss)[h]		0.10		0.09
Net realized and unrealized gain (loss) on investments		2.72		2.72
Total from investment operations		2.82		2.81
Less distributions
From net investment income		(0.05)		(0.05)
From net realized gain		—[j]		—[j]
		(0.05)		(0.05)
Net asset value, end of period		$24.13		$24.02
Total return (%)[k]		13.21[m]		13.24[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$27		$235
Ratio of net expenses to average net assets (%)		1.09[r]		1.04[r]
Ratio of net investment income (loss) to
average net assets (%)		1.11[r]		1.10[r]
Portfolio turnover (%)		19[m]		19[m]

a Class 1 and Class NAV shares began operations on 10-15-05.
b Unaudited.
h Based on the average of the shares outstanding.
j Less than $0.01 per share.
k Assumes dividend reinvestment.
m Not annualized.
r Annualized.

The accompanying notes are an integral part of the financial statements. 92

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Small Company

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$15.15		$15.16
Net investment income (loss)[h]		(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments		1.90		1.90
Total from investment operations		1.87		1.88
Net asset value, end of period		$17.02		$17.04
Total return (%)		12.34[m]		12.40[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$7		$78
Ratio of net expenses to average net assets (%)		1.36[r]		1.31[r]
Ratio of net investment income (loss) to
average net assets (%)		(0.50)[r]		(0.36)[r]
Portfolio turnover (%)		45[m]		45[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 93

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Small Company Growth

	Class NAV
Period ended		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$10.00
Net investment income (loss)[h]		(0.03)
Net realized and unrealized gain (loss) on investments		1.43
Total from investment operations		1.40
Net asset value, end of period		$11.40
Total return (%)		14.00[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$64
Ratio of net expenses to average net assets (%)		1.09[r]
Ratio of net investment income (loss) to
average net assets (%)		(0.81)[r]
Portfolio turnover (%)		18[m]

a Class NAV shares began operations on 10-29-05. b Unaudited. h Based on the average of the shares outstanding. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 94

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Small Company Value

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$21.09		$21.06
Net investment income (loss)[h]		0.05		0.06
Net realized and unrealized gain (loss) on investments		3.09		3.08
Total from investment operations		3.14		3.14
Less distributions
From net investment income		(0.05)		(0.05)
		(0.05)		(0.05)
Net asset value, end of period		$24.18		$24.15
Total return (%)[k,l]		14.88[m]		14.91[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$144		$210
Ratio of net expenses to average net assets (%)		1.10[r]		1.05[r]
Ratio of gross expenses to average net assets (%)[p]		1.13[r]		1.08[r]
Ratio of net investment income (loss) to
average net assets (%)		0.57[r]		0.69[r]
Portfolio turnover (%)		8[m]		8[m]

a Class 1 and Class NAV shares began operations on 10-15-05.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

The accompanying notes are an integral part of the financial statements. 95

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Special Value

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$18.66		$18.66
Net investment income (loss)[h]		0.01		0.03
Net realized and unrealized gain (loss) on investments		2.09		2.09
Total from investment operations		2.10		2.12
Less distributions
From net investment income		(0.01)		(0.02)
		(0.01)		(0.02)
Net asset value, end of period		$20.75		$20.76
Total return (%)[k]		11.25[m]		11.34[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$3		$108
Ratio of net expenses to average net assets (%)		1.12[r]		1.07[r]
Ratio of net investment income (loss) to
average net assets (%)		0.17[r]		0.34[r]
Portfolio turnover (%)		6[m]		6[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 96

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Spectrum Income

	Class NAV
Period ended		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$10.00
Net investment income (loss)[h]		0.13
Net realized and unrealized gain (loss) on investments		0.19
Total from investment operations		0.32
Less distributions
From net investment income		(0.07)
		(0.07)
Net asset value, end of period		$10.25
Total return (%)[k,l]		3.19[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$647
Ratio of net expenses to average net assets (%)		0.93[r]
Ratio of gross expenses to average net assets (%)[p]		0.94[r]
Ratio of net investment income (loss) to
average net assets (%)		3.91[r]
Portfolio turnover (%)		59[m]

a Class NAV shares began operations on 10-29-05.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

The accompanying notes are an integral part of the financial statements. 97

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Strategic Bond

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$11.85		$11.83
Net investment income (loss)[h]		0.20		0.21
Net realized and unrealized gain (loss) on investments		0.07		0.06
Total from investment operations		0.27		0.27
Less distributions
From net investment income		(0.10)		(0.10)
From net realized gain		—[j]		—[j]
		(0.10)		(0.10)
Net asset value, end of period		$12.02		$12.00
Total return (%)[k]		2.33[m]		2.34[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$39		$470
Ratio of net expenses to average net assets (%)		0.81[r]		0.76[r]
Ratio of net investment income (loss) to
average net assets (%)		4.53[r]		4.66[r]
Portfolio turnover (%)		46[m]		46[m]

a Class 1 and Class NAV shares began operations on 10-15-05.
b Unaudited.
h Based on the average of the shares outstanding.
j Less than $0.01 per share.
k Assumes dividend reinvestment.
m Not annualized.
r Annualized.

The accompanying notes are an integral part of the financial statements. 98

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Strategic Value

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$10.29		$10.25
Net investment income (loss)[h]		0.02		0.03
Net realized and unrealized gain (loss) on investments		0.63		0.62
Total from investment operations		0.65		0.65
Less distributions
From net investment income		(0.02)		(0.02)
		(0.02)		(0.02)
Net asset value, end of period		$10.92		$10.88
Total return (%)[k]		6.28[m]		6.32[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$13		$122
Ratio of net expenses to average net assets (%)		0.96[r]		0.91[r]
Ratio of net investment income (loss) to
average net assets (%)		0.61[r]		0.77[r]
Portfolio turnover (%)		15[m]		15[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 99

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Total Return

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$13.70		$13.67
Net investment income (loss)[h]		0.19		0.19
Net realized and unrealized gain (loss) on investments		(0.01)		(0.01)
Total from investment operations		0.18		0.18
Less distributions
From net investment income		(0.09)		(0.09)
		(0.09)		(0.09)
Net asset value, end of period		$13.79		$13.76
Total return (%)[k]		1.32[m]		1.33[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$112		$935
Ratio of net expenses to average net assets (%)		0.83[r]		0.78[r]
Ratio of net investment income (loss) to
average net assets (%)		3.66[r]		3.81[r]
Portfolio turnover (%)		237[m]		237[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 100

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

U.S. Global Leaders Growth

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$12.79		$12.80
Net investment income (loss)[h]		0.02		0.02
Net realized and unrealized gain (loss) on investments		0.56		0.56
Total from investment operations		0.58		0.58
Less distributions
From net investment income		(0.01)		(0.01)
		(0.01)		(0.01)
Net asset value, end of period		$13.36		$13.37
Total return (%)[k]		4.50[m]		4.51[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$23		$401
Ratio of net expenses to average net assets (%)		0.79[r]		0.74[r]
Ratio of net investment income (loss) to
average net assets (%)		0.35[r]		0.42[r]
Portfolio turnover (%)		3[m]		3[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 101

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

U.S. Government Securities

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$13.54		$13.51
Net investment income (loss)[h]		0.19		0.19
Net realized and unrealized gain (loss) on investments		(0.01)		(0.01)
Total from investment operations		0.18		0.18
Less distributions
From net investment income		(0.09)		(0.09)
From net realized gain		—[j]		—[j]
		(0.09)		(0.09)
Net asset value, end of period		$13.63		$13.60
Total return (%)[k]		1.37[m]		1.38[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$47		$146
Ratio of net expenses to average net assets (%)		0.77[r]		0.72[r]
Ratio of net investment income (loss) to
average net assets (%)		3.75[r]		3.84[r]
Portfolio turnover (%)		74[m]		74[m]

a Class 1 and Class NAV shares began operations on 10-15-05.
b Unaudited.
h Based on the average of the shares outstanding.
j Less than $0.01 per share.
k Assumes dividend reinvestment.
m Not annualized.
r Annualized.

The accompanying notes are an integral part of the financial statements. 102

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

U.S. High Yield Bond

	Class 1		Class NAV
Period ended		2-28-06[a,b]		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$12.74		$12.74
Net investment income (loss)[h]		0.35		0.34
Net realized and unrealized gain (loss) on investments		0.17		0.18
Total from investment operations		0.52		0.52
Less distributions
From net investment income		(0.17)		(0.17)
		(0.17)		(0.17)
Net asset value, end of period		$13.09		$13.09
Total return (%)[k]		4.14[m]		4.15[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$1		$166
Ratio of net expenses to average net assets (%)		0.86[r]		0.81[r]
Ratio of net investment income (loss) to
average net assets (%)		7.26[r]		7.03[r]
Portfolio turnover (%)		24[m]		24[m]

a Class 1 and Class NAV shares began operations on 10-15-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 103

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

U.S. Multi Sector

	Class NAV
Period ended		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$10.00
Net investment income (loss)[h]		0.03
Net realized and unrealized gain (loss) on investments		0.62
Total from investment operations		0.65
Less distributions
From net investment income		(0.01)
		(0.01)
Net asset value, end of period		$10.64
Total return (%)[k]		6.55[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$1,086
Ratio of net expenses to average net assets (%)		0.82[r]
Ratio of net investment income (loss) to
average net assets (%)		0.89[r]
Portfolio turnover (%)		87[m]

a Class NAV shares began operations on 10-29-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 104

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Value & Restructuring

	Class NAV
Period ended		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$10.00
Net investment income (loss)[h]		0.05
Net realized and unrealized gain (loss) on investments		1.16
Total from investment operations		1.21
Less distributions
From net investment income		(0.03)
		(0.03)
Net asset value, end of period		$11.18
Total return (%)[k]		12.07[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$176
Ratio of net expenses to average net assets (%)		0.90[r]
Ratio of net investment income (loss) to
average net assets (%)		1.47[r]
Portfolio turnover (%)		6[m]

a Class NAV shares began operations on 10-29-05. b Unaudited. h Based on the average of the shares outstanding. k Assumes dividend reinvestment. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 105

John Hancock Funds II Financial Highlights (For a share outstanding throughout the period)

Vista

	Class NAV
Period ended		2-28-06[a,b]

Per share operating performance

Net asset value, beginning of period		$10.00
Net investment income (loss)[h]		0.02
Net realized and unrealized gain (loss) on investments		1.26
Total from investment operations		1.28
Net asset value, end of period		$11.28
Total return (%)		12.80[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$109
Ratio of net expenses to average net assets (%)		0.99[r]
Ratio of net investment income (loss) to
average net assets (%)		0.55[r]
Portfolio turnover (%)		79[m]

a Class NAV shares began operations on 10-29-05. b Unaudited. h Based on the average of the shares outstanding. m Not annualized. r Annualized.

The accompanying notes are an integral part of the financial statements. 106

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

500 Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.22%
Advertising - 0.20%
Monster Worldwide, Inc. *	2,785	$136,354
Omnicom Group, Inc.	4,079	325,586
The Interpublic Group of Companies, Inc. *	9,740	100,906

		562,846
Aerospace - 1.89%
Boeing Company	18,262	1,327,465
General Dynamics Corp.	4,554	561,372
Goodrich Corp.	2,781	116,357
Lockheed Martin Corp.	8,089	589,445
Northrop Grumman Corp.	8,038	515,236
Raytheon Company	10,106	438,600
Rockwell Collins, Inc.	3,908	207,710
Textron, Inc.	2,995	263,890
United Technologies Corp.	23,044	1,348,074

		5,368,149
Agriculture - 0.35%
Archer-Daniels-Midland Company	14,776	468,695
Monsanto Company	6,074	509,487

		978,182
Air Travel - 0.09%
Southwest Airlines Company	15,781	264,647
Aluminum - 0.20%
Alcoa, Inc.	19,686	577,194
Apparel & Textiles - 0.38%
Cintas Corp.	3,116	128,036
Coach, Inc. *	8,598	307,121
Jones Apparel Group, Inc.	2,643	76,436
Liz Claiborne, Inc.	2,413	86,940
NIKE, Inc., Class B	4,300	373,154
VF Corp.	2,012	110,258

		1,081,945
Auto Parts - 0.22%
AutoZone, Inc. *	1,249	120,753
Dana Corp.	3,402	5,988
Genuine Parts Company	3,925	174,741
Johnson Controls, Inc.	4,366	311,165

		612,647
Auto Services - 0.03%
AutoNation, Inc. *	4,096	85,647
Automobiles - 0.30%
Ford Motor Company	42,024	334,931
General Motors Corp.	12,793	259,826
PACCAR, Inc.	3,830	267,602

		862,359
Banking - 5.74%
AmSouth Bancorp.	7,885	218,809
Bank of America Corp.	105,075	4,817,689
Bank of New York Company, Inc.	17,424	596,598
BB&T Corp.	12,268	484,954

500 Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Comerica, Inc.	3,739	$214,319
Compass Bancshares, Inc.	2,817	141,639
Fifth Third Bancorp.	12,552	485,135
First Horizon National Corp.	2,850	111,463
Golden West Financial Corp.	5,765	409,488
Huntington Bancshares, Inc.	5,162	124,146
KeyCorp	9,225	343,816
M&T Bank Corp.	1,805	202,882
Marshall & Ilsley Corp.	4,732	208,208
National City Corp.	12,468	433,886
North Fork Bancorporation, Inc.	10,761	274,836
Northern Trust Corp.	4,197	221,266
Regions Financial Corp.	10,359	360,286
Sovereign Bancorp, Inc.	8,080	168,306
SunTrust Banks, Inc.	8,176	591,697
US Bancorp	41,090	1,270,092
Wachovia Corp.	35,143	1,970,468
Wells Fargo Company	37,830	2,428,686
Zions Bancorp.	2,362	194,912

		16,273,581
Biotechnology - 1.20%
Amgen, Inc. *	27,923	2,107,907
Applera Corp.	4,251	120,176
Biogen Idec, Inc. *	7,678	362,785
Chiron Corp. *	2,474	112,988
Genzyme Corp. *	5,842	405,084
MedImmune, Inc. *	5,566	203,103
Millipore Corp. *	1,178	81,671

		3,393,714
Broadcasting - 0.65%
CBS Corp., Class B	17,480	427,561
Clear Channel Communications, Inc.	12,228	346,052
News Corp.	55,047	896,165
Univision Communications, Inc., Class A *	5,058	169,190

		1,838,968
Building Materials & Construction - 0.16%
American Standard Companies, Inc.	4,136	163,703
Masco Corp.	9,587	299,018

		462,721
Business Services - 1.55%
Affiliated Computer Services, Inc., Class A *	2,812	176,931
Automatic Data Processing, Inc.	13,044	602,502
Cendant Corp.	23,174	385,152
Computer Sciences Corp. *	4,185	227,413
Convergys Corp. *	3,167	55,011
Electronic Data Systems Corp.	11,798	315,007
Equifax, Inc.	2,938	107,648
First Data Corp.	17,285	780,072
Fluor Corp.	1,964	169,493
H & R Block, Inc.	7,412	165,288
Moody's Corp.	5,613	376,071

The accompanying notes are an integral part of the financial statements. 107

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

500 Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
NCR Corp. *	4,153	$166,494
Paychex, Inc.	7,545	302,177
Pitney Bowes, Inc.	5,161	220,581
R.R. Donnelley & Sons Company	4,916	165,472
Robert Half International, Inc.	3,853	138,400
Unisys Corp. *	7,720	51,570

		4,405,282
Cable and Television - 1.35%
Comcast Corp., Class A *	49,124	1,317,997
Time Warner, Inc.	105,479	1,825,841
Viacom, Inc. *	17,480	698,501

		3,842,339
Cellular Communications - 0.43%
Motorola, Inc.	56,348	1,205,847
Chemicals - 1.17%
Air Products & Chemicals, Inc.	5,020	322,083
Ashland, Inc.	1,624	105,998
Dow Chemical Company	21,833	939,474
E.I. Du Pont De Nemours & Company	20,798	836,912
Eastman Chemical Company	1,843	90,915
Engelhard Corp.	2,713	107,842
Hercules, Inc. *	2,551	30,229
PPG Industries, Inc.	3,779	229,121
Praxair, Inc.	7,291	393,568
Rohm & Haas Company	3,258	162,086
Sigma-Aldrich Corp.	1,521	97,968

		3,316,196
Colleges & Universities - 0.06%
Apollo Group, Inc., Class A *	3,292	162,559
Commercial Services - 0.01%
Live Nation, Inc. *	1,528	27,275
Computers & Business Equipment - 4.41%
Apple Computer, Inc. *	19,065	1,306,715
Cisco Systems, Inc. *	138,959	2,812,530
Dell, Inc. *	53,242	1,544,018
EMC Corp. *	54,083	758,244
Gateway, Inc. *	5,993	14,144
Hewlett-Packard Company	64,813	2,126,515
International Business Machines Corp.	35,732	2,867,136
Lexmark International, Inc. *	2,625	123,611
Network Appliance, Inc. *	8,418	279,141
Parametric Technology Corp. *	2,464	37,502
Sun Microsystems, Inc. *	77,238	322,082
Xerox Corp. *	21,727	323,732

		12,515,370
Construction & Mining Equipment - 0.12%
National Oilwell, Inc. *	3,943	240,050
Rowan Companies, Inc. *	2,473	99,538

		339,588

500 Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.13%
Louisiana-Pacific Corp.	2,393	$68,033
Sherwin-Williams Company	2,540	115,697
Vulcan Materials Company	2,304	182,016

		365,746
Containers & Glass - 0.12%
Ball Corp.	2,354	100,281
Bemis Company, Inc.	2,382	71,412
Pactiv Corp. *	3,241	74,316
Sealed Air Corp. *	1,841	104,716

		350,725
Cosmetics & Toiletries - 2.24%
Alberto Culver Company, Class B	1,708	78,004
Avon Products, Inc.	10,370	299,174
Colgate-Palmolive Company	11,720	638,506
Estee Lauder Companies, Inc., Class A	2,725	101,970
International Flavors & Fragrances, Inc.	1,828	63,304
Kimberly-Clark Corp.	10,569	625,473
Procter & Gamble Company	75,825	4,544,192

		6,350,623
Crude Petroleum & Natural Gas - 2.59%
Amerada Hess Corp.	1,810	250,341
Apache Corp.	7,449	498,487
Burlington Resources, Inc.	8,552	771,219
ChevronTexaco Corp.	50,787	2,868,450
Devon Energy Corp.	10,051	589,290
EOG Resources, Inc.	5,465	368,341
Marathon Oil Corp.	8,291	585,345
Occidental Petroleum Corp.	9,094	832,465
Sunoco, Inc.	3,079	228,154
XTO Energy, Inc.	8,216	344,168

		7,336,260
Domestic Oil - 0.06%
Murphy Oil Corp.	3,735	175,059
Drugs & Health Care - 0.53%
Wyeth	30,365	1,512,177
Electrical Equipment - 3.21%
American Power Conversion Corp.	3,888	79,432
Cooper Industries, Ltd., Class A	2,073	173,510
Emerson Electric Company	9,294	760,342
General Electric Company	239,032	7,856,982
Molex, Inc.	3,247	103,352
Symbol Technologies, Inc.	5,678	65,978
Tektronix, Inc.	1,886	58,089

		9,097,685
Electrical Utilities - 2.51%
Allegheny Energy, Inc. *	3,684	131,740
Ameren Corp.	4,621	234,146
American Electric Power Company, Inc.	8,906	325,069
CenterPoint Energy, Inc.	7,015	90,985
Cinergy Corp.	4,512	198,889

The accompanying notes are an integral part of the financial statements. 108

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

500 Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
CMS Energy Corp. *	4,979	$70,104
Consolidated Edison, Inc.	5,542	254,211
Constellation Energy Group, Inc.	4,038	237,192
Dominion Resources, Inc.	7,856	589,986
DTE Energy Company	4,023	174,196
Edison International	7,371	326,978
Entergy Corp.	4,694	340,362
Exelon Corp.	15,094	862,018
FirstEnergy Corp.	7,462	381,159
FPL Group, Inc.	8,933	374,561
PG&E Corp.	7,762	295,344
Pinnacle West Capital Corp.	2,240	91,952
PPL Corp.	8,600	273,480
Public Service Enterprise Group, Inc.	5,671	393,511
TECO Energy, Inc.	4,708	80,318
The AES Corp. *	14,776	255,625
The Southern Company	16,774	570,819
TXU Corp.	10,923	572,256

		7,124,901
Electronics - 0.40%
Agilent Technologies, Inc. *	9,300	334,800
Harman International Industries, Inc.	1,490	164,422
Jabil Circuit, Inc. *	3,936	148,978
L-3 Communications Holdings, Inc.	2,718	225,893
Sanmina-SCI Corp. *	11,891	45,899
Solectron Corp. *	20,668	74,611
Thermo Electron Corp. *	3,669	127,021

		1,121,624
Energy - 0.46%
Duke Energy Corp.	20,984	595,946
Progress Energy, Inc.	5,693	252,655
Sempra Energy	5,816	278,237
Xcel Energy, Inc.	9,114	169,156

		1,295,994
Financial Services - 7.97%
Ameriprise Financial, Inc.	5,565	253,096
Bear Stearns Companies, Inc.	2,563	344,570
Capital One Financial Corp.	6,776	593,578
Charles Schwab Corp.	23,337	378,293
CIT Group, Inc.	4,519	242,987
Citigroup, Inc.	114,446	5,306,861
Countrywide Financial Corp.	13,510	465,825
E*TRADE Financial Corp. *	9,254	236,717
Federal Home Loan Mortgage Corp.	15,632	1,053,441
Federal National Mortgage Association	21,896	1,197,273
Federated Investors, Inc., Class B	1,916	74,513
Fiserv, Inc. *	4,174	173,221
Franklin Resources, Inc.	3,358	344,799
Goldman Sachs Group, Inc.	10,198	1,440,875
Janus Capital Group, Inc.	4,880	107,018
JPMorgan Chase & Company	79,157	3,256,519

500 Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Lehman Brothers Holdings, Inc.	6,061	$884,603
Mellon Financial Corp.	9,459	341,375
Merrill Lynch & Company, Inc.	20,789	1,605,119
Morgan Stanley	24,385	1,454,809
PNC Financial Services Group, Inc.	6,611	465,084
SLM Corp.	9,441	532,567
State Street Corp. (c)	7,418	463,477
Synovus Financial Corp.	7,065	200,293
T. Rowe Price Group, Inc.	2,957	227,038
Washington Mutual, Inc.	22,322	953,149

		22,597,100
Food & Beverages - 2.62%
Campbell Soup Company	4,210	131,057
Coca-Cola Enterprises, Inc.	6,856	134,720
ConAgra Foods, Inc.	11,739	246,871
Constellation Brands, Inc., Class A *	4,451	117,239
General Mills, Inc.	8,037	395,822
H.J. Heinz Company	7,571	286,714
Hershey Foods Corp.	4,097	209,562
Kellogg Company	5,810	257,441
McCormick & Company, Inc.	3,028	99,409
Pepsi Bottling Group, Inc.	3,102	91,075
PepsiCo, Inc.	37,535	2,218,694
Sara Lee Corp.	17,183	303,624
Starbucks Corp. *	17,385	631,423
The Coca-Cola Company	46,826	1,965,287
Tyson Foods, Inc., Class A	5,694	77,040
William Wrigley Jr. Company	4,059	257,909

		7,423,887
Forest Products - 0.13%
Weyerhaeuser Company	5,503	375,800
Furniture & Fixtures - 0.03%
Leggett & Platt, Inc.	4,162	97,724
Gas & Pipeline Utilities - 0.39%
Dynegy, Inc., Class A *	6,816	36,875
El Paso Corp.	14,916	195,101
KeySpan Corp.	3,944	160,718
Kinder Morgan, Inc.	2,381	220,909
Nicor, Inc.	999	42,887
NiSource, Inc.	6,167	126,608
Peoples Energy Corp.	863	31,681
Williams Companies, Inc.	12,963	279,612

		1,094,391
Healthcare Products - 3.16%
Bausch & Lomb, Inc.	1,216	84,159
Baxter International, Inc.	14,108	533,988
Becton, Dickinson & Company	5,702	364,073
Biomet, Inc.	5,635	205,114
Boston Scientific Corp. *	13,348	325,958
C.R. Bard, Inc.	2,372	155,342

The accompanying notes are an integral part of the financial statements. 109

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

500 Index Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Fisher Scientific International, Inc. *	2,774	$189,076
Guidant Corp.	7,506	576,160
Johnson & Johnson	67,300	3,879,845
Medtronic, Inc.	27,364	1,476,288
Patterson Companies, Inc. *	3,128	112,733
St. Jude Medical, Inc. *	8,293	378,161
Stryker Corp.	6,596	304,867
Zimmer Holdings, Inc. *	5,605	387,754

		8,973,518
Healthcare Services - 2.14%
Cardinal Health, Inc.	9,688	703,349
Coventry Health Care, Inc. *	3,675	219,103
Express Scripts, Inc. *	3,295	287,555
HCA, Inc.	9,590	459,361
Humana, Inc. *	3,683	190,300
IMS Health, Inc.	5,242	126,332
Laboratory Corp. of America Holdings *	3,007	174,737
McKesson Corp.	6,960	376,745
Medco Health Solutions, Inc. *	6,958	387,700
Quest Diagnostics, Inc.	3,749	198,210
UnitedHealth Group, Inc.	30,885	1,798,433
Wellpoint, Inc. *	14,918	1,145,553

		6,067,378
Holdings Companies/Conglomerates - 0.10%
Loews Corp.	3,067	282,961
Homebuilders - 0.32%
Centex Corp.	2,890	195,393
D.R. Horton, Inc.	6,158	210,049
KB Home	1,771	118,710
Lennar Corp., Class A	3,107	185,985
Pulte Homes, Inc.	4,853	186,404

		896,541
Hotels & Restaurants - 0.93%
Darden Restaurants, Inc.	2,962	124,226
Harrah's Entertainment, Inc.	4,158	299,043
Hilton Hotels Corp.	7,421	179,588
Marriott International, Inc., Class A	3,724	254,722
McDonald's Corp.	28,472	993,958
Starwood Hotels & Resorts Worldwide, Inc.	4,960	314,960
Wendy's International, Inc.	2,630	152,277
Yum! Brands, Inc.	6,404	305,471

		2,624,245
Household Appliances - 0.11%
Black & Decker Corp.	1,774	151,819
Maytag Corp.	1,813	31,184
Whirlpool Corp.	1,526	137,019

		320,022
Household Products - 0.22%
Fortune Brands, Inc.	3,305	256,303
Newell Rubbermaid, Inc.	6,232	154,990

500 Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
The Clorox Company	3,409	$207,778

		619,071
Industrial Machinery - 1.00%
Caterpillar, Inc.	15,388	1,124,555
Cummins, Inc.	1,059	114,668
Deere & Company	5,456	416,129
Dover Corp.	4,585	219,805
Ingersoll-Rand Company, Class A	7,484	307,068
ITT Industries, Inc.	4,178	219,345
Pall Corp.	2,818	82,906
Parker-Hannifin Corp.	2,709	211,763
W.W. Grainger, Inc.	1,720	127,349

		2,823,588
Insurance - 4.77%
ACE, Ltd.	7,292	406,383
Aetna, Inc.	12,940	659,940
AFLAC, Inc.	11,320	523,550
Allstate Corp.	14,674	803,842
Ambac Financial Group, Inc.	2,380	178,857
American International Group, Inc.	58,719	3,896,593
Aon Corp.	7,239	286,737
Chubb Corp.	4,522	432,981
CIGNA Corp.	2,845	349,224
Cincinnati Financial Corp.	3,952	175,311
Genworth Financial, Inc.	8,520	271,106
Hartford Financial Services Group, Inc.	6,795	559,772
Jefferson-Pilot Corp.	3,032	182,678
Lincoln National Corp.	3,919	222,482
Marsh & McLennan Companies, Inc.	12,322	380,873
MBIA, Inc.	3,033	178,158
MetLife, Inc.	17,131	858,606
MGIC Investment Corp.	2,053	130,879
Principal Financial Group, Inc.	6,338	308,787
Progressive Corp.	4,462	479,442
Prudential Financial, Inc.	11,424	880,105
SAFECO Corp.	2,795	143,970
St. Paul Travelers Companies, Inc.	15,665	673,282
Torchmark, Inc.	2,348	128,365
UnumProvident Corp.	6,742	139,492
XL Capital, Ltd., Class A	3,945	266,485

		13,517,900
International Oil - 1.24%
Anadarko Petroleum Corp.	5,366	532,093
ConocoPhillips	31,390	1,913,534
Kerr-McGee Corp.	2,624	256,365
Nabors Industries, Ltd. *	3,575	235,771
Noble Corp.	3,097	228,899
Weatherford International, Ltd. *	7,864	339,096

		3,505,758
Internet Retail - 0.46%
Amazon.com, Inc. *	6,939	260,143

The accompanying notes are an integral part of the financial statements. 110

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

500 Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Retail (continued)
eBay, Inc. *	25,855	$1,035,751

		1,295,894
Internet Service Provider - 0.32%
Yahoo!, Inc. *	28,565	915,794
Internet Software - 0.19%
Symantec Corp. *	24,466	413,231
VeriSign, Inc. *	5,800	137,228

		550,459
Leisure Time - 0.86%
Brunswick Corp.	2,182	85,600
Carnival Corp.	9,801	506,221
Electronic Arts, Inc. *	6,800	353,396
International Game Technology, Inc.	7,623	272,675
Walt Disney Company	43,517	1,218,041

		2,435,933
Life Sciences - 0.06%
PerkinElmer, Inc.	2,959	70,395
Waters Corp. *	2,504	106,996

		177,391
Liquor - 0.33%
Anheuser-Busch Companies, Inc.	17,563	729,567
Brown Forman Corp., Class B	1,879	132,206
Molson Coors Brewing Company, Class B	1,277	80,132

		941,905
Manufacturing - 1.73%
3M Company	17,191	1,265,086
Danaher Corp.	5,367	325,133
Eaton Corp.	3,348	233,255
Harley-Davidson, Inc.	6,212	326,192
Honeywell International, Inc.	19,065	780,712
Illinois Tool Works, Inc.	4,632	397,611
Rockwell Automation, Inc.	4,052	276,225
Snap-on, Inc.	1,311	51,024
Stanley Works	1,646	82,530
Tyco International, Ltd.	45,540	1,174,476

		4,912,244
Medical-Hospitals - 0.10%
Health Management Associates, Inc., Class A	5,592	119,054
Manor Care, Inc.	1,790	74,016
Tenet Healthcare Corp. *	10,619	83,784

		276,854
Mining - 0.37%
Freeport-McMoran Copper & Gold, Inc.,
Class B	4,164	210,823
Newmont Mining Corp.	10,107	534,863
Phelps Dodge Corp.	2,297	316,986

		1,062,672
Newspapers - 0.09%
Dow Jones & Company, Inc.	1,335	54,268

500 Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Newspapers (continued)
E.W. Scripps Company, Class A	1,925	$92,554
Knight-Ridder, Inc.	1,570	94,231

		241,053
Office Furnishings & Supplies - 0.16%
Avery Dennison Corp.	2,499	149,940
Office Depot, Inc. *	6,987	249,296
OfficeMax, Inc.	1,602	46,987

		446,223
Paper - 0.26%
International Paper Company	11,096	363,616
MeadWestvaco Corp.	4,105	114,201
Plum Creek Timber Company, Inc.	4,164	154,693
Temple-Inland, Inc.	2,539	108,339

		740,849
Petroleum Services - 4.49%
Baker Hughes, Inc.	7,733	525,612
BJ Services Company	7,292	228,313
Exxon Mobil Corp.	140,765	8,357,218
Halliburton Company	11,602	788,936
Schlumberger, Ltd.	13,327	1,532,605
Transocean, Inc. *	7,467	553,902
Valero Energy Corp.	13,950	750,370

		12,736,956
Pharmaceuticals - 4.64%
Abbott Laboratories	35,092	1,550,365
Allergan, Inc.	2,977	322,290
AmerisourceBergen Corp.	4,718	216,981
Bristol-Myers Squibb Company	44,261	1,022,429
Caremark Rx, Inc. *	10,175	506,206
Eli Lilly & Company	25,713	1,430,157
Forest Laboratories, Inc. *	7,642	350,768
Gilead Sciences, Inc. *	10,359	645,055
Hospira, Inc. *	3,639	144,468
King Pharmaceuticals, Inc. *	5,470	88,887
Merck & Company, Inc.	49,467	1,724,420
Mylan Laboratories, Inc.	4,945	113,735
Pfizer, Inc.	166,758	4,367,392
Schering-Plough Corp.	33,433	618,511
Watson Pharmaceuticals, Inc. *	2,294	68,774

		13,170,438
Photography - 0.06%
Eastman Kodak Company	6,497	182,241
Publishing - 0.39%
Gannett Company, Inc.	5,427	337,343
McGraw-Hill Companies, Inc.	8,481	450,256
Meredith Corp.	948	52,225
The New York Times Company, Class A	3,282	92,618
Tribune Company	5,923	181,244

		1,113,686

The accompanying notes are an integral part of the financial statements. 111

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

500 Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Railroads & Equipment - 0.68%
Burlington Northern Santa Fe Corp.	8,448	$664,351
CSX Corp.	4,914	272,137
Norfolk Southern Corp.	9,194	470,549
Union Pacific Corp.	5,994	530,769

		1,937,806
Real Estate - 0.68%
Apartment Investment & Management
Company, Class A, REIT	2,165	95,931
Archstone-Smith Trust, REIT	4,796	227,330
Equity Office Properties Trust, REIT	9,189	288,994
Equity Residential, REIT	6,519	295,180
ProLogis, REIT	5,508	289,280
Public Storage, Inc., REIT	1,870	145,898
Simon Property Group, Inc., REIT	4,218	349,968
Vornado Realty Trust, REIT	2,671	237,692

		1,930,273
Retail Grocery - 0.53%
Albertsons, Inc.	8,343	212,246
Safeway, Inc.	10,164	247,087
SUPERVALU, Inc.	3,081	97,359
Sysco Corp.	14,033	422,253
The Kroger Company *	16,398	328,616
Whole Foods Market, Inc.	3,102	198,156

		1,505,717
Retail Trade - 4.56%
Bed Bath & Beyond, Inc. *	6,716	242,045
Best Buy Company, Inc.	9,246	497,990
Big Lots, Inc. *	2,578	32,766
Circuit City Stores, Inc.	3,543	85,138
Costco Wholesale Corp.	10,680	547,670
CVS Corp.	18,419	521,810
Dillard's, Inc., Class A	1,394	34,390
Dollar General Corp.	7,163	124,780
Family Dollar Stores, Inc.	3,512	90,329
Federated Department Stores, Inc.	6,158	437,464
Gap, Inc.	12,984	240,723
Home Depot, Inc.	48,056	2,025,560
J.C. Penney Company, Inc.	5,254	308,095
Kohl's Corp. *	7,799	375,210
Limited Brands, Inc.	7,878	186,472
Lowe's Companies, Inc.	17,689	1,206,036
Nordstrom, Inc.	4,945	187,910
RadioShack Corp.	3,046	59,549
Sears Holdings Corp. *	2,258	271,976
Staples, Inc.	16,546	406,039
Target Corp.	19,889	1,081,962
The TJX Companies, Inc.	10,422	255,235
Tiffany & Co.	3,218	119,484
Walgreen Company	22,896	1,027,115
Wal-Mart Stores, Inc.	56,513	2,563,430

		12,929,178

500 Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sanitary Services - 0.22%
Allied Waste Industries, Inc. *	4,938	$52,886
Ecolab, Inc.	4,170	150,912
Waste Management, Inc.	12,484	415,218

		619,016
Semiconductors - 2.85%
Advanced Micro Devices, Inc. *	9,141	353,483
Altera Corp. *	8,200	164,328
Analog Devices, Inc.	8,299	316,524
Applied Materials, Inc.	36,705	673,170
Applied Micro Circuits Corp. *	6,759	24,400
Broadcom Corp., Class A *	9,813	442,468
Freescale Semiconductor, Inc., Class B *	9,284	251,039
Intel Corp.	136,390	2,809,634
KLA-Tencor Corp.	4,466	233,259
Linear Technology Corp.	6,895	254,150
LSI Logic Corp. *	8,861	86,395
Maxim Integrated Products, Inc.	7,416	289,891
Micron Technology, Inc. *	13,980	216,830
National Semiconductor Corp.	7,775	218,089
Novellus Systems, Inc. *	3,017	80,644
NVIDIA Corp. *	3,872	182,487
PMC-Sierra, Inc. *	4,145	42,320
QLogic Corp. *	1,820	74,875
Teradyne, Inc. *	4,454	74,783
Texas Instruments, Inc.	36,604	1,092,629
Xilinx, Inc.	7,884	215,076

		8,096,474
Software - 2.90%
Adobe Systems, Inc.	13,601	525,271
Autodesk, Inc. *	5,221	196,571
BMC Software, Inc. *	4,893	107,010
CA, Inc.	10,381	281,948
Citrix Systems, Inc. *	3,989	129,084
Compuware Corp. *	8,765	71,961
Intuit, Inc. *	4,003	194,466
Microsoft Corp.	207,095	5,570,855
Novell, Inc. *	8,642	82,185
Oracle Corp. *	85,079	1,056,681

		8,216,032
Steel - 0.19%
Allegheny Technologies, Inc.	1,924	97,181
Nucor Corp.	3,520	302,896
United States Steel Corp.	2,565	139,793

		539,870
Telecommunications Equipment &
Services - 1.29%
ADC Telecommunications, Inc. *	2,636	66,744
Andrew Corp. *	3,675	49,833
Avaya, Inc. *	9,474	105,351
Ciena Corp. *	13,075	52,562
Citizens Communications Company	7,554	100,846

The accompanying notes are an integral part of the financial statements. 112

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

500 Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Comverse Technology, Inc. *	4,570	$131,433
Corning, Inc. *	34,476	841,559
JDS Uniphase Corp. *	37,381	113,638
Lucent Technologies, Inc. *	100,553	281,548
QUALCOMM, Inc.	37,195	1,755,976
Tellabs, Inc. *	10,145	149,030

		3,648,520
Telephone - 2.98%
ALLTEL Corp.	8,662	547,005
AT&T Corp.	88,372	2,438,183
BellSouth Corp.	41,368	1,306,401
CenturyTel, Inc.	2,963	106,609
Qwest Communications International, Inc. *	34,924	220,720
Sprint Corp.	66,837	1,606,093
Verizon Communications, Inc.	66,115	2,228,076

		8,453,087
Tires & Rubber - 0.03%
Cooper Tire & Rubber Company	1,387	20,666
Goodyear Tire & Rubber Company *	3,991	57,191

		77,857
Tobacco - 1.32%
Altria Group, Inc.	47,108	3,387,065
Reynolds American, Inc.	1,934	205,294
UST, Inc.	3,700	143,856

		3,736,215
Toys, Amusements & Sporting Goods - 0.08%
Hasbro, Inc.	4,035	81,870
Mattel, Inc.	9,135	153,925

		235,795
Travel Services - 0.56%
American Express Company	28,090	1,513,489
Sabre Holdings Corp.	2,969	71,642

		1,585,131
Trucking & Freight - 0.95%
Fedex Corp.	6,855	735,130
Navistar International Corp. *	1,396	40,973
Ryder Systems, Inc.	1,452	64,382
United Parcel Service, Inc., Class B	24,965	1,865,135

		2,705,620

TOTAL COMMON STOCKS (Cost $245,042,740)		$261,544,917

SHORT TERM INVESTMENTS - 7.65%
Federal Home Loan Bank Discount Note
zero coupon due 03/15/2006	$4,000,000	$3,993,156
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 03/07/2006 to
03/21/2006	7,240,000	7,225,735
Federal National Mortgage Association Discount
Notes
zero coupon due 03/01/2006	1,380,000	1,380,000

500 Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Rabobank USA Finance Corp.
4.56% due 03/01/2006	$8,000,000	$8,000,000
United States Treasury Bills
4.31% due 04/20/2006 ****	300,000	298,204
4.335% due 04/20/2006 ****	400,000	397,650
4.375% due 04/20/2006 ****	400,000	397,569

TOTAL SHORT TERM INVESTMENTS
(Cost $21,692,314)		$21,692,314

Total Investments (500 Index Fund)
(Cost $266,735,054) - 99.87%		$283,237,231
Other Assets in Excess of Liabilities - 0.13%		365,133

TOTAL NET ASSETS - 100.00%		$283,602,364

Active Bond Fund
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.07%
Agriculture - 0.07%
Ocean Spray Cranberries, Inc. *	3,200	$263,800

TOTAL PREFERRED STOCKS (Cost $262,400)		$263,800

U.S. TREASURY OBLIGATIONS - 23.29%
Treasury Inflation Protected
Securities (d) - 0.46%
3.50% due 01/15/2011	$1,634,396	1,755,124
3.875% due 04/15/2029 (a)	39,517	53,990

		1,809,114
U.S. Treasury Bonds - 2.34%
4.50% due 02/15/2036	1,410,000	1,410,000
5.375% due 02/15/2031	191,000	212,614
5.375% due 02/15/2031 (a)	1,175,000	1,307,968
6.875% due 08/15/2025	1,595,000	2,035,245
8.75% due 08/15/2020 (a)	3,040,000	4,316,919

		9,282,746
U.S. Treasury Notes - 20.49%
3.25% due 08/15/2007 (a)	12,588,000	12,330,336
4.25% due 10/15/2010 to 11/15/2013	6,230,000	6,096,718
4.375% due 01/31/2008 (a)	14,520,000	14,436,060
4.50% due 02/28/2011 to 02/15/2016	30,479,000	30,306,433
4.50% due 02/15/2009 to 02/15/2016 (a)	17,985,000	17,905,183

		81,074,730

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $92,179,503)		$92,166,590

U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.65%
Federal Home Loan Bank - 0.50%
2.50% due 04/11/2006	135,000	134,654
3.75% due 08/15/2007	75,000	73,768
5.00% due 05/03/2010	35,000	34,642
5.02% due 11/07/2008	1,590,000	1,583,869

The accompanying notes are an integral part of the financial statements. 113

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Bank (continued)
5.80% due 09/02/2008	$135,000	$137,383

		1,964,316
Federal Home Loan Mortgage Corp. - 2.17%
3.625% due 09/15/2008	118,000	114,393
3.952% due 06/01/2034	167,840	163,238
4.75% due 10/17/2008	2,875,000	2,847,187
4.90% due 11/03/2008	105,000	104,273
5.00% due 10/18/2010 to 03/01/2018	1,358,130	1,345,581
5.10% due 11/14/2008	440,000	438,967
5.168% due 11/01/2035	1,163,055	1,146,299
5.287% due 12/01/2035	1,110,000	1,092,181
5.30% due 11/17/2010	90,000	89,627
5.50% due 07/15/2006 to 01/01/2034	88,078	87,548
5.875% due 03/21/2011	81,000	83,650
6.00% due 04/01/2016 to 12/01/2035	1,086,970	1,098,303

		8,611,247
Federal National Mortgage
Association - 36.86%
2.50% due 06/15/2008	3,039,000	2,882,027
3.25% due 08/15/2008	39,000	37,511
3.765% due 07/01/2033 (b)	8,002	7,839
4.25% due 09/15/2007	5,600,000	5,545,081
4.25% due 07/15/2007 (a)	43,000	42,615
4.375% due 03/15/2013 (a)	20,000	19,347
4.50% due 08/01/2020 to 10/01/2035	4,564,562	4,403,084
4.50% TBA **	6,000,000	5,827,500
4.75% due 08/25/2008 to 08/02/2010	2,110,000	2,090,828
5.00% due 11/14/2008 to 10/01/2035	12,924,948	12,686,992
5.00% TBA **	30,000,000	29,214,060
5.125% due 12/15/2008	195,000	194,450
5.50% due 03/15/2011 to 01/01/2036	22,611,807	22,598,938
5.50% TBA **	30,000,000	29,718,750
6.00% due 05/15/2008 to 10/01/2035	13,448,564	13,625,328
6.00% TBA **	11,000,000	11,099,682
6.25% due 05/15/2029	157,000	185,062
6.50% due 06/01/2031 to 01/01/2034	155,292	159,518
6.625% due 09/15/2009	5,046,000	5,319,145
7.00% due 09/01/2010 to 10/25/2041	160,945	166,206
7.50% due 09/01/2029 to 08/01/2031	10,610	11,111

		145,835,074
Government National Mortgage
Association - 0.09%
5.00% due 04/15/2035	138,495	136,385
5.50% due 03/15/2035	147,003	147,444
6.00% due 03/15/2033 to 06/15/2033	67,798	69,248
6.50% due 09/15/2028 to 08/15/2031	11,953	12,478
7.00% due 04/15/2029	3,727	3,895
8.00% due 10/15/2026	3,543	3,798

		373,248

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
The Financing Corp. - 0.03%
10.35% due 08/03/2018		$75,000	$111,637

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $156,584,390)			$156,895,522

FOREIGN GOVERNMENT OBLIGATIONS - 0.21%
Argentina - 0.02%
Republic of Argentina
0.63%, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	177,218	31,363
.34% due 12/15/2035 (b)		393,449	7,993
5.83% due 12/31/2033 (b)		77,403	33,075

			72,431
Canada - 0.03%
Government of Canada
5.50% due 06/01/2010	CAD	5,000	4,637
Province of Ontario
4.50% due 03/08/2015		125,000	110,573

			115,210
Chile - 0.06%
Republic of Chile
5.06% due 01/28/2008 (b)		$223,000	224,115
Colombia - 0.01%
Republic of Colombia
10.00% due 01/23/2012		20,000	24,350
11.75% due 03/01/2010	COP	16,000,000	8,239

			32,589
Hungary - 0.00%
Republic of Hungary
6.50% due 08/24/2006	HUF	590,000	2,779
Japan - 0.01%
Government of Japan
0.90% due 12/22/2008	JPY	550,000	4,779
1.50% due 09/20/2014		1,350,000	11,643
1.80% due 03/22/2010		2,650,000	23,642

			40,064
Mexico - 0.07%
Government of Mexico
8.00% due 12/07/2023	MXN	238,900	22,611
8.00% due 12/19/2013		167,800	16,184
9.875% due 02/01/2010		$205,000	238,005

			276,800
Panama - 0.00%
Republic of Panama
8.875% due 09/30/2027		6,000	7,515
9.375% due 07/23/2012		2,000	2,360

			9,875
Peru - 0.00%
Republic of Peru
9.125% due 02/21/2012		3,000	3,465
9.875% due 02/06/2015		2,000	2,490

			5,955

The accompanying notes are an integral part of the financial statements. 114

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Philippines - 0.00%
Republic of Philippines
9.125% due 02/22/2010	EUR	2,000	$2,730
10.625% due 03/16/2025		$1,000	1,297

			4,027
Sweden - 0.00%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	30,000	4,007
5.25% due 03/15/2011		30,000	4,152

			8,159
Turkey - 0.01%
Republic of Turkey
20.00% due 10/17/2007	TRY	23,700	21,106

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $794,963)			$813,110

COMMON STOCKS - 0.16%
Domestic Oil - 0.16%
Enterprise Products Operating LP
6.375% due 02/01/2013		$595,000	618,992

TOTAL COMMON STOCKS (Cost $617,521)			$618,992

CORPORATE BONDS - 21.10%
Aerospace - 0.01%
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		45,333	48,086
Air Travel - 0.00%
Delta Air Lines, Inc.
3.312% due 01/25/2008 (b)		2,384	2,387
8.00% due 12/15/2007		4,000	890

			3,277
Apparel & Textiles - 0.22%
Mohawk Industries, Inc.
6.125% due 01/15/2016		850,000	858,387
Auto Parts - 0.00%
Delphi Trust II
6.197% due 11/15/2033 (b)		2,000	510
Auto Services - 0.13%
Erac USA Finance Company
5.90% due 11/15/2015		250,000	253,645
6.70% due 06/01/2034		205,000	216,078
7.95% due 12/15/2009		40,000	43,353

			513,076
Automobiles - 0.06%
DaimlerChrysler NA Holding Corp.
4.05% due 06/04/2008		234,000	227,175
DaimlerChrysler North America Holding
5.38% due 05/24/2006 (b)		26,000	26,022

			253,197
Banking - 1.12%
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	1,000	1,389

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Banco Santander Chile
4.81% due 12/09/2009 (b)		$18,000	$18,022
5.375% due 12/09/2014		5,000	4,930
Bank of Ireland
6.45% due 02/10/2010	EUR	1,000	1,322
Capital One Financial Corp.
7.25% due 05/01/2006		$13,000	13,049
Chuo Mitsui Trust & Banking Company
5.506% due 04/15/2049 (b)		350,000	339,245
Colonial Bank NA
6.375% due 12/01/2015		356,000	363,718
HBOS PLC
3.125% due 01/12/2007		17,000	16,726
5.375% due 11/29/2049 (b)		22,000	21,725
6.413% due 09/29/2049 (b)		450,000	451,516
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		5,000	4,766
NB Capital Trust IV
8.25% due 04/15/2027		50,000	53,307
Rabobank Capital Funding II
5.26% due 12/29/2049 (b)		520,000	509,347
RBS Capital Trust IV
5.327% due 09/29/2049 (b)		18,000	18,180
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)		550,000	658,975
Sovereign Capital Trust I
9.00% due 04/01/2027		370,000	396,282
TuranAlem Finance BV
7.875% due 06/02/2010		12,000	12,550
Wachovia Capital Trust II
5.10% due 01/15/2027 (b)		385,000	370,296
Wachovia Capital Trust III
5.80% due 08/29/2049 (b)		700,000	696,041
Washington Mutual, Inc.
4.20% due 01/15/2010		222,000	213,698
4.801% due 03/22/2012 (b)		7,000	6,980
5.625% due 01/15/2007		32,000	32,095
Wells Fargo Company
3.50% due 04/04/2008 (a)		219,000	212,287

			4,416,446
Broadcasting - 0.28%
Clear Channel Communications, Inc.
5.50% due 09/15/2014		245,000	231,482
6.00% due 11/01/2006		9,000	9,036
7.65% due 09/15/2010		214,000	227,123
Liberty Media Corp.
5.991% due 09/17/2006 (b)		32,000	32,145
8.25% due 02/01/2030 (a)		32,000	32,139
News America Holdings, Inc.
6.75% due 01/09/2038		2,000	2,117
7.75% due 12/01/2045		9,000	10,437
8.25% due 08/10/2018		325,000	385,825
XM Satellite Radio Holdings, Inc.
12.00% due 06/15/2010		150,000	167,625

			1,097,929

The accompanying notes are an integral part of the financial statements. 115

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Building Materials & Construction - 0.21%
Hughes Supply, Inc.
5.50% due 10/15/2014	$600,000	$606,935
Votorantim Overseas IV
7.75% due 06/24/2020	200,000	220,000
WCI Communities, Inc.
6.625% due 03/15/2015	8,000	7,020

		833,955
Business Services - 0.00%
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,000	2,116
Cable and Television - 0.70%
BSKYB Finance UK PLC
6.50% due 10/15/2035	260,000	260,078
Comcast Corp.
5.90% due 03/15/2016	240,000	239,669
6.45% due 03/15/2037	240,000	238,558
6.50% due 11/15/2035	530,000	537,153
Comcast Corp., Class A
5.30% due 01/15/2014	219,000	212,993
7.05% due 03/15/2033	11,000	11,843
Cox Communications, Inc.
4.625% due 01/15/2010	22,000	21,192
5.039% due 12/14/2007 (b)	160,000	161,049
5.45% due 12/15/2014	218,000	211,474
6.75% due 03/15/2011	209,000	216,626
7.75% due 11/01/2010	207,000	222,819
Quebecor Media Inc.
7.75% due 03/15/2016	50,000	51,250
TCI Communications, Inc.
9.80% due 02/01/2012	255,000	304,086
Time Warner Companies, Inc.
7.57% due 02/01/2024	34,000	38,058
Time Warner, Inc.
6.15% due 05/01/2007	13,000	13,134
7.625% due 04/15/2031	9,000	10,236

		2,750,218
Cellular Communications - 0.35%
America Movil S.A. de CV
5.75% due 01/15/2015	245,000	245,537
American Tower Corp.
7.50% due 05/01/2012	12,000	12,660
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	211,000	233,974
8.75% due 03/01/2031	209,000	277,355
Cingular Wireless Services, Inc.
8.125% due 05/01/2012	200,000	229,155
Nextel Communications, Inc.
7.375% due 08/01/2015	2,000	2,115
Nextel Communications, Inc., Series F
5.95% due 03/15/2014	345,000	346,776
Rogers Wireless, Inc.
9.625% due 05/01/2011	8,000	9,260

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
Verizon Wireless Capital LLC
5.375% due 12/15/2006	$22,000	$22,042

		1,378,874
Chemicals - 0.22%
Cytec Industries, Inc.
6.00% due 10/01/2015 (a)	450,000	437,231
6.75% due 03/15/2008	13,000	13,248
ICI Wilmington, Inc.
4.375% due 12/01/2008	218,000	210,986
Lyondell Chemical Company
10.875% due 05/01/2009	25,000	25,500
Nova Chemicals Ltd.
7.875% due 09/15/2025	195,000	194,513

		881,478
Commercial Services - 0.02%
Cendant Corp.
6.25% due 01/15/2008 (a)	34,000	34,424
6.25% due 03/15/2010	9,000	9,231
6.875% due 08/15/2006	11,000	11,071
7.375% due 01/15/2013	2,000	2,201

		56,927
Computers & Business Equipment - 0.02%
Agilysys, Inc.
9.50% due 08/01/2006	85,000	85,786
Construction & Mining Equipment - 0.10%
Kennametal, Inc.
7.20% due 06/15/2012	365,000	393,591
Containers & Glass - 0.11%
BWAY Corp.
10.00% due 10/15/2010	195,000	205,725
Stone Container Corp.
9.75% due 02/01/2011	215,000	220,106

		425,831
Crude Petroleum & Natural Gas - 0.01%
Chesapeake Energy Corp.
7.00% due 08/15/2014	18,000	18,675
Premcor Refining Group, Inc.
7.50% due 06/15/2015	4,000	4,266

		22,941
Domestic Oil - 0.12%
Amerada Hess Corp.
7.30% due 08/15/2031	212,000	248,961
Devon Financing Corp., ULC
6.875% due 09/30/2011	205,000	220,381
Union Oil Company of California
7.50% due 02/15/2029	7,000	8,876

		478,218
Drugs & Health Care - 0.20%
Allegiance Corp.
7.00% due 10/15/2026	205,000	225,696
Wyeth
4.375% due 03/01/2008	210,000	206,718
The accompanying notes are an integral part of the financial statements. 116

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Drugs & Health Care (continued)
Wyeth (continued)
5.50% due 02/15/2016	$340,000	$342,060

		774,474
Electrical Equipment - 0.28%
Ametek, Inc.
7.20% due 07/15/2008	90,000	93,080
General Electric Company
5.00% due 02/01/2013	1,037,000	1,026,310

		1,119,390
Electrical Utilities - 2.29%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017	408,979	462,146
AES Gener SA
7.50% due 03/25/2014	218,000	226,283
American Electric Power Company, Inc.
5.25% due 06/01/2015	210,000	206,261
Appalachian Power Company
5.80% due 10/01/2035	39,000	38,151
Arizona Public Service Company
5.50% due 09/01/2035	222,000	205,956
5.80% due 06/30/2014	140,000	141,117
Beaver Valley Funding Corp.
9.00% due 06/01/2017	395,000	455,008
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	10,000	11,474
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	235,000	266,798
CSFB (Empresa Electrica Guacolda SA)
8.625% due 04/30/2013	202,500	224,994
Dominion Resources, Inc.
5.70% due 09/17/2012 (a)	207,000	208,711
Empresa Nacional De Electricidad
8.35% due 08/01/2013	220,000	249,325
8.50% due 04/01/2009	8,000	8,644
Enersis SA
7.375% due 01/15/2014	12,000	12,830
Entergy (Waterford 3 Funding)
8.09% due 01/02/2017	59,950	63,092
Entergy Gulf States, Inc.
5.70% due 06/01/2015	175,000	170,725
FirstEnergy Corp.
6.45% due 11/15/2011	209,000	218,571
7.375% due 11/15/2031	226,000	263,550
HQI Transelec Chile SA
7.875% due 04/15/2011	325,000	355,043
Indiantown Cogeneration LP, Series A-9
9.26% due 12/15/2010	110,322	118,058
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	285,000	315,638
Kansas Gas & Electric
5.647% due 03/29/2021	230,000	225,786
Nevada Power Company
5.95% due 03/15/2016	160,000	160,751
Pacific Gas & Electric Company
4.20% due 03/01/2011	246,000	233,939

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Pacific Gas & Electric Company (continued)
4.80% due 03/01/2014	$212,000	$204,669
6.05% due 03/01/2034	834,000	863,044
Pepco Holdings, Inc.
6.45% due 08/15/2012	290,000	304,027
PPL Energy Supply LLC, Series A
6.40% due 11/01/2011	365,000	381,103
PSEG Power LLC
5.00% due 04/01/2014	214,000	205,913
6.875% due 04/15/2006	16,000	16,032
8.625% due 04/15/2031	214,000	284,435
Scottish Power PLC
4.91% due 03/15/2010	225,000	221,438
System Energy Resources, Inc.
5.129% due 01/15/2014	302,721	289,402
Texas-New Mexico Power Company
6.125% due 06/01/2008	440,000	444,711
TransAlta Corp.
5.75% due 12/15/2013	355,000	357,465
TXU Corp., Series R
6.55% due 11/15/2034 (a)	678,000	643,012
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011	6,000	5,853

		9,063,955
Electronics - 0.00%
Jabil Circuit, Inc.
5.875% due 07/15/2010	17,000	17,158
Energy - 1.01%
Duke Capital LLC
6.75% due 02/15/2032	511,000	557,537
Enterprise Products Operating LP
4.95% due 06/01/2010	210,000	205,352
Enterprise Products Operating LP, Series B
5.00% due 03/01/2015	211,000	200,290
6.875% due 03/01/2033	209,000	224,215
Kansas City Power & Light Company, Series B
6.00% due 03/15/2007	11,000	11,086
KN Capital Trust I, Series B
8.56% due 04/15/2027	125,000	133,031
Nexen, Inc.
5.875% due 03/10/2035	212,000	209,610
Northern Border Pipeline Company
6.25% due 05/01/2007	12,000	12,113
NRG Energy, Inc.
7.25% due 02/01/2014	230,000	235,750
Pioneer Natural Resources Company
5.875% due 07/15/2016	207,000	199,338
Progress Energy, Inc.
5.625% due 01/15/2016	110,000	109,810
6.75% due 03/01/2006	15,000	15,000
7.00% due 10/30/2031	826,000	926,688
Salton Sea Funding Corp.
7.84% due 05/30/2010	176,816	182,458
Salton Sea Funding Corp., Series E
8.30% due 05/30/2011	182,860	195,480

The accompanying notes are an integral part of the financial statements. 117

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Sempra Energy
4.75% due 05/15/2009	$208,000	$204,107
Talisman Energy, Inc.
5.85% due 02/01/2037	160,000	159,604
TXU Energy Company, LLC
7.00% due 03/15/2013	217,000	230,612

		4,012,081
Financial Services - 3.53%
American General Finance Corp., Series MTNI
4.875% due 07/15/2012	535,000	518,182
Astoria Depositor Corp.
8.144% due 05/01/2021	500,000	529,625
AXA Financial, Inc.
7.75% due 08/01/2010	210,000	230,042
Bank of New York Institutional Capital Trust A
7.78% due 12/01/2026	60,000	63,263
Bear Stearns Companies, Inc.
5.70% due 11/15/2014 (a)	219,000	223,192
Bosphorus Financial Services Ltd
6.549% due 02/15/2012 (b)	275,000	276,477
Caterpillar Financial Services Corp.
4.50% due 06/15/2009 (a)	210,000	206,041
CIT Group, Inc., Series MTN
4.99% due 05/18/2007 (b)	8,000	8,022
Citigroup, Inc.
5.00% due 09/15/2014	218,000	213,328
5.625% due 08/27/2012	219,000	223,579
CNOOC Finance 2003 Ltd.
5.50% due 05/21/2033	10,000	9,400
Corporacion Andina de Fomento
6.875% due 03/15/2012	20,000	21,575
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008 (a)	208,000	206,337
6.50% due 01/15/2012	209,000	220,986
Dresdner Bank-New York
7.25% due 09/15/2015	211,000	238,458
ERP Operating LP
4.75% due 06/15/2009	13,000	12,779
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	415,000	434,022
FleetBoston Financial Corp.
4.875% due 12/01/2006	14,000	13,972
Ford Motor Credit Company
5.70% due 11/16/2006 (b)	695,000	688,070
Fund American Companies, Inc.
5.875% due 05/15/2013	214,000	213,317
General Electric Capital Corp.
5.45% due 01/15/2013	261,000	264,596
General Motors Acceptance Corp.
6.75% due 12/01/2014	155,000	136,933
6.875% due 09/15/2011	232,000	207,727
7.75% due 01/19/2010 (a)	42,000	39,583
8.00% due 11/01/2031 (a)	504,000	460,272
General Motors Acceptance Corp., Series MTN
5.52% due 04/13/2006 (b)	70,000	69,790

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
General Motors Acceptance Corp., Series MTN
(continued)
5.645% due 05/18/2006 (b)	$45,000	$44,760
Glencore Funding LLC
6.00% due 04/15/2014	170,000	162,166
Household Finance Corp.
6.375% due 10/15/2011	200,000	209,322
6.40% due 06/17/2008	237,000	243,214
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	300,000	301,600
HSBC Finance Corp.
4.625% due 01/15/2008	213,000	211,226
6.75% due 05/15/2011	520,000	552,619
HVB Funding Trust III
9.00% due 10/22/2031	10,000	13,447
International Lease Finance Corp.
3.50% due 04/01/2009	213,000	201,763
4.55% due 10/15/2009	7,000	6,839
4.75% due 07/01/2009	30,000	29,450
5.00% due 04/15/2010	211,000	208,451
5.875% due 05/01/2013	215,000	219,511
International Lease Finance Corp., Series MTNP
5.00% due 01/15/2010 (b)	13,000	13,066
Jefferies Group, Inc.
6.25% due 01/15/2036	300,000	297,977
John Deere Capital Corp., Series MTND
4.125% due 01/15/2010	39,000	37,554
JP Morgan Chase & Company
6.75% due 02/01/2011 (a)	218,000	231,580
JPMorgan Chase & Company
5.35% due 03/01/2007	9,000	9,017
Lehman Brothers Holdings, Inc., Series MTN
4.25% due 01/27/2010	285,000	275,355
MBNA Capital, Series B
5.48% due 02/01/2027 (b)	23,000	22,632
Metallurg Holdings, Inc.
10.50% due 10/01/2010	150,000	148,500
Midland Funding II, Series B
13.25% due 07/23/2006	509,438	521,727
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049	420,000	451,500
Morgan Stanley
4.25% due 05/15/2010 (a)	232,000	222,877
NiSource Finance Corp.
6.15% due 03/01/2013 (a)	219,000	226,661
7.875% due 11/15/2010	216,000	236,859
Noble Group Ltd.
6.625% due 03/17/2015	250,000	228,811
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015	29,000	28,328
Popular North America, Inc.
4.70% due 06/30/2009	12,000	11,726
Popular North America, Inc., Series MTNE
6.125% due 10/15/2006	14,000	14,070
Reliastar Financial Corp.
6.50% due 11/15/2008	14,000	14,408

The accompanying notes are an integral part of the financial statements. 118

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Residential Capital Corp.
6.875% due 06/30/2015 (a)	$241,000	$252,883
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)	400,000	391,726
SLM Corp., Series MTNA
5.00% due 04/15/2015	27,000	26,073
St. George Funding Company LLC
zero coupon, Step up to 8.985% on
06/30/2017 due 12/31/2049	270,000	289,797
State Street Institutional Capital A
7.94% due 12/30/2026 (c)	160,000	168,834
The Goldman Sachs Group, Inc.
5.125% due 01/15/2015	247,000	241,290
5.25% due 04/01/2013	224,000	222,443
5.35% due 01/15/2016	335,000	331,466
Trinity Industries Leasing Companies
7.755% due 02/15/2009	310,089	316,290
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	400,000	396,560
Westfield Capital Corp, Ltd.
4.375% due 11/15/2010	214,000	205,235

		13,969,181

Food & Beverages - 0.58%
Ahold Lease USA, Inc., Series A-1
7.82% due 01/02/2020	465,809	498,415
American Seafoods Group LLC
10.125% due 04/15/2010	315,000	333,113
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.5% on
11/01/2008 due 11/01/2011	45,000	36,112
Corn Products International, Inc.
8.45% due 08/15/2009	350,000	381,105
Kellogg Company, Series B
6.60% due 04/01/2011	209,000	220,740
Kraft Foods, Inc.
5.625% due 11/01/2011	219,000	221,747
Nabisco, Inc.
7.05% due 07/15/2007	8,000	8,172
7.55% due 06/15/2015 (a)	229,000	264,550
Panamerican Beverages, Inc.
7.25% due 07/01/2009	95,000	99,750
Smithfield Foods., Inc.
7.00% due 08/01/2011	18,000	18,225
Tate & Lyle International Finance PLC
5.00% due 11/15/2014	208,000	195,425

		2,277,354

Forest Products - 0.00%
Weyerhaeuser Company
6.125% due 03/15/2007	5,000	5,029
Gas & Pipeline Utilities - 0.62%
Atlas Pipeline Partners LP
8.125% due 12/15/2015	75,000	78,000
Dynegy-Roseton Danskammer
7.67% due 11/08/2016	225,000	231,029

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Energy Transfer Partners LP
5.95% due 02/01/2015	$365,000	$366,479
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035	208,000	198,737
7.30% due 08/15/2033	212,000	242,256
Kinder Morgan Finance Company ULC
6.40% due 01/05/2036	965,000	995,404
Magellan Midstream Partners LP
6.45% due 06/01/2014	305,000	321,899
Michigan Consolidated Gas Company
5.70% due 03/15/2033	14,000	13,796

		2,447,600

Healthcare Services - 0.30%
Coventry Health Care, Inc.
5.875% due 01/15/2012	225,000	224,719
UnitedHealth Group, Inc.
5.375% due 03/15/2016	240,000	240,271
5.80% due 03/15/2036	160,000	160,450
WellPoint, Inc.
3.50% due 09/01/2007	14,000	13,625
3.75% due 12/14/2007	10,000	9,752
5.00% due 12/15/2014	208,000	202,225
5.25% due 01/15/2016	320,000	315,618

		1,166,660

Holdings Companies/Conglomerates - 0.00%
SPI Electricity & Gas Australia Holdings Party Ltd.
6.15% due 11/15/2013	16,000	16,760
Homebuilders - 0.05%
Pulte Homes, Inc.
6.25% due 02/15/2013	210,000	213,079
Hotels & Restaurants - 0.19%
Hilton Hotels Corp.
8.25% due 02/15/2011	9,000	9,815
Hyatt Equities LLC
6.875% due 06/15/2007	360,000	364,587
Majestic Star LLC
9.75% due 01/15/2011	125,000	128,438
Marriott International, Inc.
4.625% due 06/15/2012	26,000	24,791
MTR Gaming Group, Inc., Series B
9.75% due 04/01/2010	220,000	235,675

		763,306

Household Products - 0.01%
RPM International, Inc.
6.25% due 12/15/2013	45,000	45,430
Industrial Machinery - 0.06%
Caterpillar, Inc.
7.25% due 09/15/2009	213,000	226,891
Industrials - 0.28%
Tyco International Group SA
6.875% due 01/15/2029	1,000,000	1,089,577

The accompanying notes are an integral part of the financial statements. 119

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance - 2.33%
ACE INA Holdings, Inc.
5.875% due 06/15/2014	$303,000	$310,236
Aetna, Inc.
7.375% due 03/01/2006	4,000	4,000
Allstate Corp.
5.55% due 05/09/2035	72,000	71,013
American International Group, Inc.
5.05% due 10/01/2015	350,000	339,243
AON Capital Trust A
8.205% due 01/01/2027	820,000	975,363
Assurant, Inc.
5.625% due 02/15/2014	209,000	209,064
6.75% due 02/15/2034	550,000	599,220
Cincinnati Financial Corp.
6.92% due 05/15/2028	960,000	1,077,101
CNA Financial Corp.
5.85% due 12/15/2014	333,000	329,113
Endurance Specialty Holdings Ltd.
7.00% due 07/15/2034 (a)	73,000	77,594
First American Corp.
7.55% due 04/01/2028	290,000	325,411
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	8,000	7,547
Liberty Mutual Group, Inc.
6.50% due 03/15/2035	683,000	678,567
Liberty Mutual Insurance Company
7.697% due 10/15/2097	300,000	324,691
Markel Corp.
6.80% due 02/15/2013	325,000	338,146
7.35% due 08/15/2034	300,000	324,745
Marsh & McLennan Companies, Inc.
5.375% due 03/15/2007	16,000	15,980
5.375% due 07/15/2014 (a)	206,000	201,311
5.75% due 09/15/2015	238,000	238,340
Metlife, Inc.
5.70% due 06/15/2035	255,000	254,658
New York Life Insurance Company
5.875% due 05/15/2033	300,000	310,728
Odyssey Re Holdings Corp.
7.65% due 11/01/2013	15,000	15,802
Ohio Casualty Corp.
7.30% due 06/15/2014	215,000	228,397
Phoenix Life Insurance Company
7.15% due 12/15/2034	265,000	282,211
Provident Financing Trust I
7.405% due 03/15/2038	300,000	297,373
Prudential Financial, Inc.
4.75% due 04/01/2014	227,000	218,089
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	400,000	411,662
The Phoenix Companies, Inc.
6.675% due 02/16/2008	230,000	231,386
Travelers Property Casualty Corp.
6.375% due 03/15/2033	21,000	22,385
URC Holdings Corp.
7.875% due 06/30/2006	23,000	23,146

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
W.R. Berkley Corp.
6.15% due 08/15/2019	$14,000	$13,890
XL Capital, Ltd.
5.25% due 09/15/2014	214,000	205,882
Zurich Capital Trust I
8.376% due 06/01/2037	245,000	263,085

		9,225,379
International Oil - 0.27%
Delek & Avner-Yam Tethys Ltd.
5.326% due 08/01/2013	22,485	21,857
Newfield Exploration Company
8.375% due 08/15/2012	3,000	3,218
Pemex Project Funding Master Trust
5.791% due 06/15/2010 (b)	18,000	18,540
6.125% due 08/15/2008	13,000	13,234
9.125% due 10/13/2010	280,000	322,000
Ras Laffan Liquefied Natural Gas
3.437% due 09/15/2009	20,115	19,338
Ras Laffan LNG III
5.838% due 09/30/2027	250,000	248,177
Vintage Petroleum, Inc.
8.25% due 05/01/2012	400,000	428,000

		1,074,364
Internet Content - 0.13%
Cisco Systems, Inc.
5.50% due 02/22/2016	510,000	513,490
Leisure Time - 0.69%
AMC Entertainment, Inc.
9.50% due 02/01/2011	170,000	160,863
Boyd Gaming Corp.
7.125% due 02/01/2016	500,000	506,250
Caesars Entertainment, Inc.
7.00% due 04/15/2013	294,000	311,107
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	210,000	207,375
MGM Mirage, Inc.
6.00% due 10/01/2009	16,000	15,920
6.375% due 12/15/2011	212,000	212,530
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	208,000	209,300
Time Warner, Inc.
7.70% due 05/01/2032	864,000	995,033
Waterford Gaming, LLC
8.625% due 09/15/2012	105,000	111,169

		2,729,547
Liquor - 0.00%
Anheuser-Busch Companies, Inc.
6.50% due 02/01/2043	10,000	11,260
Medical-Hospitals - 0.17%
HCA, Inc.
6.375% due 01/15/2015	226,000	225,645
6.50% due 02/15/2016	200,000	199,311
7.875% due 02/01/2011	208,000	222,260

The accompanying notes are an integral part of the financial statements. 120

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals (continued)
Manor Care, Inc.
6.25% due 05/01/2013	$25,000	$25,271

		672,487

Metal & Metal Products - 0.11%
Alcan, Inc.
5.00% due 06/01/2015	6,000	5,797
Inco Ltd.
7.75% due 05/15/2012	234,000	259,788
Vedanta Resources PLC
6.625% due 02/22/2010	160,000	156,485

		422,070

Mining - 0.05%
Corporacion Nacional del Cobre
5.50% due 10/15/2013	209,000	211,096
Paper - 0.05%
Norske Skogindustrier ASA
7.625% due 10/15/2011	34,000	35,696
Plum Creek Timberlands LP
5.875% due 11/15/2015	165,000	165,285

		200,981

Petroleum Services - 0.18%
Noram Energy Corp.
6.50% due 02/01/2008	280,000	285,484
Premcor Refining Group, Inc.
9.50% due 02/01/2013	150,000	167,002
Valero Logistics Operations LP
6.05% due 03/15/2013	248,000	254,445

		706,931

Pharmaceuticals - 0.29%
AmerisourceBergen Corp.
5.875% due 09/15/2015	39,000	39,248
Caremark Rx, Inc.
7.375% due 10/01/2006	255,000	257,954
Hospira, Inc.
5.90% due 06/15/2014	8,000	8,178
Medco Health Solutions, Inc.
7.25% due 08/15/2013	270,000	294,382
Schering Plough Corp.
5.55% due 12/01/2013 (b)	218,000	219,794
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016 (a)	170,000	168,752
6.15% due 02/01/2036	170,000	170,754

		1,159,062

Photography - 0.05%
Sotheby's Holdings, Inc.
6.875% due 02/01/2009	200,000	200,000
Real Estate - 1.79%
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	215,000	224,186
Camden Property Trust, REIT
5.00% due 06/15/2015	216,000	206,247
Colonial Properties Trust, REIT
6.25% due 06/15/2014	211,000	216,048

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Colonial Realty LP
5.50% due 10/01/2015	$231,000	$224,223
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	22,000	21,166
Duke Realty Corp., REIT
4.761% due 12/22/2006 (b)	368,000	368,395
Health Care Property Investors, Inc., REIT
7.50% due 01/15/2007	275,000	280,450
Health Care Property Investors, Inc., Series MTN,
REIT
4.875% due 09/15/2010 (a)	229,000	222,924
5.625% due 02/28/2013	520,000	518,371
Health Care REIT, Inc.
6.20% due 06/01/2016	520,000	519,921
Health Care, Inc., REIT
6.00% due 11/15/2013	215,000	212,669
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	330,000	362,780
Hospitality Properties Trust, REIT
6.75% due 02/15/2013	612,000	644,906
iStar Financial, Inc., REIT
6.05% due 04/15/2015	20,000	20,320
iStar Financial, Inc., Series 1, REIT
5.875% due 03/15/2016	730,000	730,757
Price, Inc., REIT
7.50% due 11/05/2006	9,000	9,140
Prologis, REIT
7.05% due 07/15/2006	25,000	25,127
Residential Capital Corp.
6.00% due 02/22/2011 (a)	630,000	625,978
Rouse Company
3.625% due 03/15/2009	645,000	601,088
Rouse Company, REIT
5.375% due 11/26/2013	209,000	198,143
Simon Property Group LP, REIT
5.75% due 12/01/2015	530,000	535,126
Socgen Real Estate Company LLC
7.64% due 12/29/2049 (b)	264,000	272,679
Spieker Properties LP, REIT
7.125% due 12/01/2006	35,000	35,417

		7,076,061

Retail - 0.03%
JC Penney Corp., Inc.
8.125% due 04/01/2027	110,000	115,225
Retail Grocery - 0.06%
Delhaize America, Inc.
9.00% due 04/15/2031	200,000	238,670
The Kroger Company
7.50% due 04/01/2031	10,000	11,323

		249,993

Retail Trade - 0.07%
J.C. Penney Company, Inc.
7.95% due 04/01/2017	235,000	275,497

The accompanying notes are an integral part of the financial statements. 121

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services - 0.62%
Citizens Communications Company
9.00% due 08/15/2031		$61,000	$64,812
Corning, Inc.
6.05% due 06/15/2015		210,000	206,415
Corning, Inc., Series MTN
8.30% due 04/04/2025		520,000	539,348
Deutsche Telekom International Finance BV
6.625% due 07/11/2011	EUR	1,000	1,348
8.00% due 06/15/2010		$222,000	244,040
8.25% due 06/15/2030		227,000	285,420
France Telecom SA
8.00% due 03/01/2011		20,000	22,051
8.50% due 03/01/2031 (b)		220,000	288,763
Innova S de R.L.
9.375% due 09/19/2013		215,000	238,650
Intelsat, Ltd.
9.614% due 01/15/2012 (b)		100,000	102,000
SBC Communications, Inc.
4.125% due 09/15/2009		207,000	199,375
5.10% due 09/15/2014		16,000	15,540
5.625% due 06/15/2016		12,000	11,997
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011		9,000	9,472
Verizon Global Funding Corp.
5.85% due 09/15/2035		230,000	217,163

			2,446,394
Telephone - 1.03%
AT&T Corp.
9.75%, Step down to 8.0% on 05/15/2006
due 11/15/2031 (b)		435,000	544,283
BellSouth Corp.
4.20% due 09/15/2009		212,000	205,028
6.00% due 11/15/2034		820,000	809,193
Sprint Capital Corp.
6.125% due 11/15/2008		216,000	220,778
6.375% due 05/01/2009		212,000	218,150
6.875% due 11/15/2028		242,000	263,693
8.375% due 03/15/2012		207,000	237,806
8.75% due 03/15/2032		632,000	830,150
Telecom Italia Capital SA
4.00% due 01/15/2010		215,000	203,383
4.00% due 11/15/2008		169,000	163,192
Telecomunicaciones de Puerto Rico, Inc.
6.65% due 05/15/2006		75,000	75,182
Verizon Communications, Inc.
5.55% due 02/15/2016		300,000	297,798
Verizon, New York, Inc.
6.875% due 04/01/2012		15,000	15,700

			4,084,336
Tobacco - 0.00%
Altria Group, Inc.
7.00% due 11/04/2013		6,000	6,518

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Transportation - 0.10%
CMA CGM SA
7.25% due 02/01/2013	$355,000	$359,824
CSX Corp.
4.99% due 08/03/2006 (b)	17,000	17,018
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	2,000	2,132

		378,974

Utility Service - 0.00%
Public Service Company of New Mexico
4.40% due 09/15/2008	13,000	12,659

TOTAL CORPORATE BONDS (Cost $83,215,775)		$83,481,092

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.94%
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
5.66% due 09/25/2045	4,209	4,223
American Home Mortgage Investment Trust,
Series 2005-4, Class 5A
5.35% due 11/25/2045	834,611	827,067
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	32,284	31,227
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2043 (b)	50,846	49,232
Banc of America Commercial Mortgage, Inc.,
Series 2005-4, Class A5A
4.933% due 07/10/2045	245,000	238,569
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.182% due 09/10/2047 (b)	470,000	468,230
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class H
5.182% due 09/10/2047 (b)	350,000	331,882
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class AM
5.421% due 09/10/2045	1,600,000	1,608,079
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class XC
5.421% IO due 09/10/2045	52,842,323	359,309
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.904% due 03/20/2036 (b)	615,000	617,282
Banc of America Large Loan,
Series 2005-MIB1, Class B
4.83% due 03/15/2022 (b)	895,000	894,719
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	14,936	14,853
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-12, Class 2A1
4.499% due 02/25/2035 (b)	1,989	1,945
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-12, Class 22A1
5.759% due 02/25/2036 (b)	572,978	576,716

The accompanying notes are an integral part of the financial statements. 122

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Alt-A Trust, Series 2006-1,
Class 23A1
5.695% due 02/25/2036 (b)	$590,000	$592,489
Bear Stearns Asset Backed Securities, Inc.,
Series 2003-AC4, Class A
5.00% due 09/25/2033	15,210	14,773
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR5, Class X1
0.076% IO due 07/11/2042	493,831	10,206
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class X1
0.087% IO due 02/13/2046 (b)	592,703	11,533
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	47,292	44,944
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A4A
5.156% due 10/12/2042 (b)	260,000	258,759
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	29,619	32,538
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 05/25/2020	388,216	381,222
Citicorp Mortgage Securities, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2020	757,398	741,885
Citigroup Mortgage Loan Trust Inc.,
Series 2005-10, Class 1A5A
5.911% due 12/25/2035 (b)	568,203	570,070
Citigroup Mortgage Loan Trust, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2035	373,785	368,310
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class C
5.225% due 09/15/2020	145,000	143,621
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class J
5.224% due 09/15/2020	74,000	67,617
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class A4
5.224% due 09/15/2020	360,000	360,273
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AM
5.592% due 01/15/2046	1,000,000	1,004,926
Commercial Mortgage Acceptance Corp.,
Series 1999-C1, Class A1
6.79% due 06/15/2031	177	176
Commercial Mortgage Pass Through Certificates,
Series 2006-CN2A, Class H
5.57% due 02/05/2019 (b)	380,000	377,610
Commercial Mortgage Pass-Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	49,859	46,268
Commercial Mortgage Pass-Through Certificates,
Series 2005-C6, Class B
5.226% due 06/10/2044 (b)	49,365	48,780

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial Mortgage Pass-Through Certificates,
Series 2005-C6, Class G
5.459% due 06/10/2044	$25,000	$23,764
Commercial Mortgage Pass-Through Certificates,
Series 2005-C6, Class XC1
0.04% IO due 06/10/2044	6,844,271	46,314
Commercial Mortgage Pass-Through Certificates,
Series 2005-FL11, Class AJ
4.77% due 11/15/2017 (b)	595,000	594,670
Countrywide Alternative Loan Trust,
Series 2004-24CB, Class 1A1
6.00% due 11/25/2034	29,229	29,302
Countrywide Alternative Loan Trust,
Series 2005-J1, Class 3A1
6.50% due 08/25/2032	168,411	171,095
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB2, Class 4A
4.555% due 07/20/2034 (b)	1,993,057	1,959,618
Countrywide Home Loans, Series 2005-6,
Class 2A1
5.50% due 04/25/2035	322,686	316,087
Crown Castle Towers LLC,
Series 2005-1A, Class AFX
4.643% due 06/15/2035	305,000	296,713
Crown Castle Towers LLC,
Series 2005-1A, Class D
5.612% due 06/15/2035	220,000	214,336
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	19,811	20,108
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	34,555	34,851
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	32,087	33,404
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	19,746	20,589
CS First Boston Mortgage Securities Corp.,
Series 2003-25, Class 2A1
4.50% due 10/25/2018	282,247	271,924
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	10,860	10,353
CS First Boston Mortgage Securities Corp.,
Series 2005-5, Class 1A1
5.00% due 07/25/2020	355,199	345,100
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.047% IO due 02/15/2038 (b)	1,192,260	14,179
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class F
4.821% due 02/15/2038	20,000	18,473
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037 (b)	58,053	56,019

The accompanying notes are an integral part of the financial statements. 123

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2005-C4, Class F
5.392% due 08/15/2038 (b)	$50,000	$48,162
CS First Boston Mortgage Securities Corp.,
Series 2005-C4, Class G
5.392% due 08/15/2038 (b)	40,000	38,257
Federal Home Loan Mortgage Corp.,
Series 2003-2640, Class WA
3.50% due 03/15/2033	9,618	9,221
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031	2,771,255	2,730,235
Federal Home Loan Mortgage Corp.,
Series 2005-3033, Class JH
5.00% due 06/15/2032	99,234	97,650
Federal Home Loan Mortgage Corp.,
Series 2005-3046, Class BC
5.00% due 08/15/2023	2,905,536	2,869,151
Federal Home Loan Mortgage Corp., Series MTN
4.875% due 10/04/2010	90,000	89,368
Federal National Mortgage Association Whole
Loan, Series 2002-W3, Class A5
7.50% due 01/25/2028	12,521	13,025
Federal National Mortgage Association,
Series 2003-18, Class EX
4.00% due 06/25/2017	2,318,323	2,239,114
Federal National Mortgage Association,
Series 2003-33, Class AC
4.25% due 03/25/2033	7,747	7,442
Federal National Mortgage Association,
Series 2003-49, Class JE
3.00% due 04/25/2033	53,151	47,609
Federal National Mortgage Association,
Series 2003-58, Class AD
3.25% due 07/25/2033	25,321	23,240
Federal National Mortgage Association,
Series 2003-63, Class PE
3.50% due 07/25/2033	19,100	17,512
FHLMC Structured Pass Through Securities,
Series T-41, Class 3A
7.50% due 07/25/2032	6,428	6,679
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	33,971	34,473
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	13,136	13,248
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	22,214	23,104
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	14,809	14,899
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.041% IO due 06/10/2048 (b)	1,735,796	21,895

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	$43,737	$42,765
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class H
5.334% due 11/10/2045 (b)	450,000	428,644
Global Signal Trust, Series 2004-1A, Class D
5.098% due 01/15/2034	450,000	450,000
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014	180,000	175,570
Global Signal Trust, Series 2006-1, Class E
6.495% due 02/15/2036	210,000	210,000
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C1, Class A1
5.988% due 04/15/2034	56,839	56,818
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C1, Class A1
5.785% due 11/15/2039	279,958	282,857
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class AJ
5.349% due 11/10/2045 (b)	945,000	941,751
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.667% due 04/19/2036 (b)	605,000	605,000
Government National Mortgage Association,
Series 2003-42, Class XA
3.75% due 05/16/2033	5,976	5,611
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	45,126	43,827
Greenwich Capital Commercial Funding Corp.,
Series 2003-C2, Class A2
4.022% due 01/05/2036	50,000	48,309
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A2
5.117% due 04/10/2037	705,000	702,073
GS Mortgage Securities Corp II, Series 2005-GG4,
Class E
5.078% due 07/10/2039 (b)	52,919	50,834
GS Mortgage Securities Corp II, Series 2005-GG4,
Class XC
0.105% IO due 07/10/2039 (b)	2,095,108	40,999
GSR Mortgage Loan Trust, Series 2004-9, Class B1
4.518% due 08/25/2034 (b)	376,056	370,706
GSR Mortgage Loan Trust, Series 2005-5F,
Class 6A1
5.00% due 05/25/2020	376,260	366,937
GSR Mortgage Loan Trust, Series 2005-8F,
Class 6A1
4.50% due 10/25/2020	404,004	391,244
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 3A1
5.436% due 01/25/2036 (b)	940,000	938,617
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
5.431% due 05/25/2035 (b)	134,499	135,314

The accompanying notes are an integral part of the financial statements. 124

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JP Morgan Alternative Loan Trust
6.09% due 02/01/2036	$740,000	$746,157
JP Morgan Alternative Loan Trust, Series 2006-A1,
Class 4A1
6.092% due 03/25/2036 (b)	740,000	746,157
JP Morgan Mortgage Trust, Series 2005-S3,
Class 2A2
5.50% due 01/25/2021	576,740	572,484
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	51,734	52,068
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	14,809	14,357
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP2, Class E
4.981% due 07/15/2042 (b)	30,705	29,464
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	515,000	501,846
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	145,000	141,214
JPMorgan Mortgage Trust, Series 2005-A2,
Class 1A1
4.768% due 04/25/2035 (b)	4,987	4,932
JPMorgan Mortgage Trust, Series 2005-S2,
Class 2A16
6.50% due 09/25/2035	316,667	325,097
LB-UBS Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.462% due 03/15/2031	29,619	31,495
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.148% IO due 02/15/2040 (b)	746,315	15,903
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class AJ
4.843% due 07/15/2040	40,874	39,163
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 07/15/2040 (b)	25,472	24,418
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	58,053	57,292
Lehman Mortgage Trust, Series 2005-1, Class 6A1
5.00% due 11/25/2020	527,737	516,585
Merrill Lynch Mortgage Trust, Series 2004-BPB1,
Class XC
0.058% IO due 09/12/2041	500,000	9,811
Merrill Lynch Mortgage Trust, Series 2004-KEY2,
Class A4
4.864% due 08/12/2039 (b)	31,988	30,976
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.041% IO due 07/12/2038	5,600,000	36,113

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.245% due 11/12/2037 (b)	$435,000	$435,370
Merrill Lynch Mortgage Trust, Series 2005-LC1,
Class G
5.377% due 01/12/2044	450,000	427,102
MLCC Mortgage Investors, Inc., Series 2004-1,
Class 2A1
4.737% due 12/25/2034 (b)	1,201	1,183
Morgan Stanley Capital I
0.05% IO due 07/15/2056 (b)	700,000	19,758
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	27,150	25,913
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.205% due 11/14/2042 (b)	415,000	414,142
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.205% due 11/14/2042 (b)	415,000	414,495
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	675,000	670,871
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.069% IO due 12/13/2041 (b)	1,488,345	22,257
Morgan Stanley Capital I, Series 2006-T21, Class X
0.153% IO due 10/12/2052 (b)	20,543,000	318,634
Morgan Stanley Mortgage Loan Trust,
Series 2006-3AR, Class 3A1
6.119% due 03/25/2036 (b)	820,000	826,630
Prime Mortgage Trust, Series 2005-2, Class 1A2
5.00% due 07/25/2020	893,526	877,099
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
6.020% due 12/25/2035 (b)	573,790	579,259
Residential Accredit Loans, Inc., Series 2006-QA1,
Class A31
6.305% due 01/25/2036 (b)	799,456	808,075
Residential Accredit Loans, Inc., Series 2006-QO2,
Class A2
4.875% due 02/25/2046 (b)	1,500,000	1,500,000
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	12,045	12,608
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2
6.226% due 12/18/2035	21,439	21,632
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	24,682	25,792
SBA CMBS Trust, Series 2005-1A, Class A
5.369% due 11/15/2035	200,000	199,422
SBA CMBS Trust, Series 2005-1A, Class B
5.565% due 11/15/2035	200,000	199,743
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035	397,000	396,790
Sequoia Mortgage Trust, Series 2005-3, Class A1
4.77% due 05/20/2035 (b)	18,774	18,770

The accompanying notes are an integral part of the financial statements. 125

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Class A3
4.39% due 02/15/2041	$39,492	$37,758
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.041% IO due 03/15/2042 (b)	1,003,060	9,033
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class A5
4.661% due 05/15/2044	66,742	64,212
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	37,517	35,790
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-6,
Class 1CB
6.50% due 08/25/2035	255,143	259,130
Washington Mutual, Inc., Series 2005-1, Class 6A1
6.50% due 03/25/2035	24,947	25,197
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-7, Class 2A2
5.00% due 07/25/2019	373,873	367,330
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.945% due 10/25/2035 (b)	4,131,679	4,100,339
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1
4.947% due 03/25/2035 (b)	38,933	38,800

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $47,723,327)		$47,257,058

ASSET BACKED SECURITIES - 2.21%
Amresco Residential Securities Mortgage Loan
Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	3,921	3,910
Argent Securities, Inc., Series 2004-W1, Class M3
6.031% due 03/25/2034 (b)	31,593	31,905
Bank One Issuance Trust, Series 2003-C1,
Class C1
4.54% due 09/15/2010	10,000	9,873
California Infrastructure Development PG&E-1,
Series 1997-1, Class A7
6.42% due 09/25/2008	4,994	5,017
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
5.04% due 03/20/2050 (b)	400,000	400,406
Citibank Credit Card Issuance Trust,
Series 2003-C3, Class C3
4.45% due 04/07/2010	11,000	10,826
Continental Airlines Inc., Series 00-2
7.707% due 04/02/2021	297,092	307,664
Continental Airlines Inc., Series 991A
6.545% due 02/02/2019	176,635	178,064
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF3
3.842% due 10/25/2030 (b)	37,231	37,006
Countrywide Asset-Backed Certificates,
Series 2004-12, Class 2AV2
4.861% due 09/25/2033 (b)	21,490	21,507

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	$1,000,000	$995,313
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	1,250,000	1,249,963
Equity One ABS, Inc., Series 2004-2, Class AV2
4.831% due 07/25/2034 (b)	5,102	5,108
Home Equity Mortgage Trust,
Series 2005-3, Class A1
4.821% due 11/25/2035 (b)	54,212	54,210
LNR CDO Ltd., Series 2006-1A, Class 3C7
4.96% due 05/25/2043	700,000	700,000
Morgan Stanley ABS Capital I,
Series 2004-OP1, Class A2B
4.871% due 11/25/2034 (b)	29,619	29,648
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
4.72% due 12/25/2050	570,000	570,000
Onyx Acceptance Auto Trust,
Series 2002-C, Class A4
4.07% due 04/15/2009	5,493	5,493
Ownit Mortgage Loan Asset Backed Certificates,
Series 2006-1, Class AF2
5.29 due 12/25/2036	1,050,000	1,044,586
Peco Energy Transition Trust,
Series 1999-A, Class A7
6.13% due 03/01/2009	28,000	28,530
PG&E Energy Recovery Funding LLC,
Series 2005-1, Class A3
4.14% due 09/25/2012	22,000	21,404
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.982% due 09/25/2035 (b)	65,162	64,262
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.349% due 01/25/2036 (b)	900,000	896,934
Renaissance Home Equity Loan Trust,
Series 2004-4, Class AF2
3.856% due 02/25/2035	45,000	44,617
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 08/25/2035	210,000	205,541
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 08/25/2035	230,000	222,991
Renaissance Home Equity Loan Trust,
Series 2005-4, Class A2
5.399% due 02/25/2036	1,000,000	997,212
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	32,276	31,995
Residential Asset Mortgage Products, Inc.,
Series 2003-RS10, Class AI5
4.91% due 01/25/2031	30,000	29,813
Sail Net Interest Margin Notes, Series 2005-6A,
Class A
4.75% due 07/27/2035	344,384	342,205

The accompanying notes are an integral part of the financial statements. 126

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Specialty Underwriting & Residential Finance,
Series 2003-BC4, Class A3B
4.788% due 11/25/2034	$28,504	$28,201
Specialty Underwriting & Residential Finance,
Series 2004-BC4, Class A2B
4.891% due 10/25/2035 (b)	34,555	34,625
Structured Asset Investment Loan Trust,
Series 2004-8, Class A13
4.881% due 09/25/2034 (b)	46,106	46,135
Structured Asset Investment Loan Trust,
Series 2004-8, Class A7
4.881% due 09/25/2034 (b)	29,619	29,643
USAA Auto Owner Trust, Series 2004-3, Class A3
3.16% due 02/17/2009	28,000	27,652
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 11/25/2028 (b)	49,000	47,900

TOTAL ASSET BACKED SECURITIES
(Cost $8,773,420)		$8,760,159

SUPRANATIONAL OBLIGATIONS - 0.06%
Honduras - 0.00%
Central American Bank for Economic Integration
6.75% due 04/15/2013	12,000	12,658
Venezuela - 0.06%
Corporacion Andina de Fomento
5.20% due 05/21/2013	214,000	211,238

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $227,516)		$223,896

SHORT TERM INVESTMENTS - 16.97%
State Street Global Advisers Funds (c)	$3,196,892	$3,196,892
State Street Navigator Securities Lending
Prime Portfolio (c)	63,952,895	63,952,895

TOTAL SHORT TERM INVESTMENTS
(Cost $67,149,787)		$67,149,787

REPURCHASE AGREEMENTS - 21.39%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$84,644,523 on 03/01/2006,
collateralized by $81,430,000
Federal Home Loan Mortgage
Corporation (valued at
$81,430,681, including interest)
and by $545,000 Federal Home
Loan Bank (valued at $543,725,
including interest) and by
4,620,000 Federal National
Mortgage Association (valued at
4,359,539, including interest). (c)	$84,637,000	$84,637,000

TOTAL REPURCHASE AGREEMENTS
(Cost $84,637,000)		$84,637,000

Total Investments (Active Bond Fund)
(Cost $542,165,602) - 137.05%		$542,267,006
Liabilities in Excess of Other Assets - (37.05)%		(146,589,922)

TOTAL NET ASSETS - 100.00%		$395,677,084

All Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.82%
Aerospace - 3.62%
Boeing Company	21,661	$1,574,538
General Dynamics Corp.	9,190	1,132,851
Textron, Inc.	28,273	2,491,134

		5,198,523
Agriculture - 0.77%
Monsanto Company	13,200	1,107,216
Banking - 0.61%
Kookmin Bank, ADR	11,510	871,882
Biotechnology - 1.57%
Amgen, Inc. *	9,670	729,988
Cephalon, Inc. * (a)	10,500	834,540
Genentech, Inc. *	8,113	695,203

		2,259,731
Business Services - 1.44%
Electronic Data Systems Corp.	26,256	701,035
Robert Half International, Inc.	38,071	1,367,511

		2,068,546
Computers & Business Equipment - 6.74%
Apple Computer, Inc. *	52,512	3,599,172
Cisco Systems, Inc. *	138,501	2,803,260
Dell, Inc. *	36,759	1,066,011
EMC Corp. *	157,537	2,208,669

		9,677,112
Construction & Mining Equipment - 1.07%
National Oilwell, Inc. *	25,273	1,538,620
Cosmetics & Toiletries - 1.01%
Procter & Gamble Company	24,287	1,455,520
Crude Petroleum & Natural Gas - 3.06%
Apache Corp.	14,618	978,237
Devon Energy Corp.	19,491	1,142,757
Newfield Exploration Company *	14,618	564,986
Occidental Petroleum Corp.	18,700	1,711,798

		4,397,778
Drugs & Health Care - 0.59%
Wyeth	16,877	840,475
Electrical Equipment - 1.55%
Emerson Electric Company	19,692	1,611,003
Wesco International, Inc. *	10,785	618,196

		2,229,199
Electronics - 2.87%
Agilent Technologies, Inc. *	26,256	945,216
Garmin, Ltd. (a)	13,128	903,469
Harman International Industries, Inc.	13,128	1,448,675
Matsushita Electric Industrial Co., Ltd., ADR	4,034	85,158

The accompanying notes are an integral part of the financial statements. 127

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Matsushita Electric Industrial Company, Ltd.	34,419	$736,902

		4,119,420
Financial Services - 6.16%
Charles Schwab Corp.	116,840	1,893,977
Chicago Merchantile Exchange Holdings, Inc.	1,382	588,179
Franklin Resources, Inc.	7,309	750,488
Goldman Sachs Group, Inc.	14,441	2,040,369
Janus Capital Group, Inc.	25,000	548,250
Merrill Lynch & Company, Inc.	20,349	1,571,146
SLM Corp.	25,600	1,444,096

		8,836,505
Food & Beverages - 1.12%
Kellogg Company	15,155	671,518
PepsiCo, Inc.	15,754	931,219

		1,602,737
Healthcare Products - 4.72%
Alcon, Inc.	17,786	2,048,236
Johnson & Johnson	18,000	1,037,700
Medtronic, Inc.	18,000	971,100
St. Jude Medical, Inc. *	26,256	1,197,274
Varian Medical Systems, Inc. *	26,256	1,519,697

		6,774,007
Healthcare Services - 2.58%
Omnicare, Inc.	22,318	1,358,050
UnitedHealth Group, Inc.	12,000	698,760
Wellpoint, Inc. *	21,500	1,650,985

		3,707,795
Industrial Machinery - 1.84%
Caterpillar, Inc.	7,220	527,638
Komatsu, Ltd.	49,230	886,127
Parker-Hannifin Corp.	15,754	1,231,490

		2,645,255
Industrials - 1.80%
ABB, Ltd. *	134,000	1,604,423
Mitsui O.S.K. Lines, Ltd.	131,440	972,453

		2,576,876
Insurance - 6.65%
Aetna, Inc.	65,640	3,347,640
Allstate Corp.	26,256	1,438,304
Assurant, Inc.	22,974	1,043,020
CIGNA Corp.	18,816	2,309,664
Millea Holdings, Inc.	47	969,741
Mitsui Sumitomo Insurance Company, Ltd.	32,900	440,238

		9,548,607
Internet Retail - 1.48%
eBay, Inc. *	53,169	2,129,950
Internet Service Provider - 3.36%
Google, Inc., Class A *	7,250	2,628,995
Redback Networks, Inc. * (a)	28,448	539,090

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Service Provider
(continued)
Yahoo!, Inc. *	51,586	$1,653,847

		4,821,932
Leisure Time - 0.86%
Electronic Arts, Inc. *	23,631	1,228,103
Manufacturing - 0.66%
Rockwell Automation, Inc.	13,784	939,655
Metal & Metal Products - 1.33%
Companhia Vale Do Rio Doce, ADR	23,200	1,077,176
Precision Castparts Corp.	15,754	835,592

		1,912,768
Mining - 2.49%
BHP Billiton, Ltd. (a)	20,000	721,800
Joy Global, Inc.	21,005	1,083,018
Phelps Dodge Corp.	7,877	1,087,026
Rio Tinto PLC	14,500	681,565

		3,573,409
Office Furnishings & Supplies - 1.76%
Office Depot, Inc. *	70,892	2,529,427
Petroleum Services - 2.80%
Baker Hughes, Inc.	18,000	1,223,460
ENSCO International, Inc.	25,500	1,139,595
GlobalSantaFe Corp.	16,400	907,576
Valero Energy Corp.	14,000	753,060

		4,023,691
Pharmaceuticals - 6.13%
Allergan, Inc.	7,220	781,638
Caremark Rx, Inc. *	36,759	1,828,760
Gilead Sciences, Inc. *	32,311	2,012,006
Medicis Pharmaceutical Corp., Class A	19,849	564,506
PDL BioPharma, Inc. * (a)	26,256	822,075
Roche Holdings AG - CHF	11,089	1,639,777
Teva Pharmaceutical Industries, Ltd., SADR	27,288	1,145,823

		8,794,585
Railroads & Equipment - 1.47%
Burlington Northern Santa Fe Corp.	26,913	2,116,438
Retail Trade - 6.31%
AnnTaylor Stores Corp. *	23,631	857,805
Best Buy Company, Inc.	15,000	807,900
Chico's FAS, Inc. *	17,723	833,867
Federated Department Stores, Inc.	21,661	1,538,798
Home Depot, Inc.	34,133	1,438,706
J.C. Penney Company, Inc.	15,097	885,288
Target Corp.	24,943	1,356,899
Tiffany & Co.	36,234	1,345,369

		9,064,632
Semiconductors - 9.75%
Analog Devices, Inc.	72,204	2,753,861
ASML Holding NV *	53,169	1,099,535

The accompanying notes are an integral part of the financial statements. 128

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Freescale Semiconductor, Inc., Class B *	82,707	$2,236,397
Integrated Device Technology, Inc. *	41,905	622,289
KLA-Tencor Corp.	17,067	891,409
Marvell Technology Group, Ltd. *	30,090	1,842,110
Microchip Technology, Inc.	78,770	2,772,704
NVIDIA Corp. *	17,723	835,285
PMC-Sierra, Inc. * (a)	93,089	950,439

		14,004,029
Software - 2.26%
BEA Systems, Inc. *	45,000	516,150
Hyperion Solutions Corp. *	17,723	594,607
Microsoft Corp.	40,697	1,094,749
Red Hat, Inc. *	38,500	1,034,495

		3,240,001
Telecommunications Equipment &
Services - 5.84%
Amdocs, Ltd. *	76,000	2,517,120
Nokia Oyj, SADR	105,025	1,951,364
QUALCOMM, Inc.	60,389	2,850,965
Tellabs, Inc. *	72,224	1,060,971

		8,380,420
Telephone - 0.52%
Harris Corp.	16,410	749,609
Travel Services - 0.52%
American Express Company	13,888	748,285
Trucking & Freight - 0.51%
Oshkosh Truck Corp.	13,000	737,490

TOTAL COMMON STOCKS (Cost $128,103,120)		$140,450,228

SHORT TERM INVESTMENTS - 2.96%
State Street Navigator Securities
Lending Prime Portfolio (c)	$4,252,196	$4,252,196

TOTAL SHORT TERM INVESTMENTS
(Cost $4,252,196)		$4,252,196

REPURCHASE AGREEMENTS - 2.35%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
4.250% to be repurchased at
$3,367,397 on 03/01/2006,
collateralized by $3,595,000
Federal National Mortgage
Association, 3.25% due 2/15/2009
(valued at $3,435,759, including
interest) (c)	$3,367,000	$3,367,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,367,000)		$3,367,000

Total Investments (All Cap Growth Fund)
(Cost $135,722,316) - 103.13%		$148,069,424
Liabilities in Excess of Other Assets - (3.13)%		(4,495,586)

TOTAL NET ASSETS - 100.00%		$143,573,838

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.47%
Advertising - 0.11%
The Interpublic Group of Companies, Inc. *	21,120	$218,803
Aerospace - 0.38%
Moog, Inc., Class A * (a)	12,487	419,064
Woodward Governor Company	9,333	300,056

		719,120
Agriculture - 1.53%
Archer-Daniels-Midland Company	91,803	2,911,991
Air Travel - 0.15%
Frontier Airlines, Inc. * (a)	40,052	288,374
Apparel & Textiles - 0.93%
Timberland Company, Class A *	10,800	378,540
VF Corp.	25,581	1,401,839

		1,780,379
Auto Parts - 1.10%
American Axle & Manufacturing Holdings, Inc. (a)	6,600	107,052
Autoliv, Inc.	24,800	1,328,040
Genuine Parts Company	14,913	663,927

		2,099,019
Automobiles - 0.10%
Tenneco, Inc. * (a)	8,300	187,995
Banking - 4.76%
Bank of America Corp.	20,557	942,539
Bank of New York Company, Inc.	57,509	1,969,108
Cullen Frost Bankers, Inc. (a)	55,135	3,039,041
Marshall & Ilsley Corp.	44,164	1,943,216
Webster Financial Corp.	25,335	1,194,545

		9,088,449
Building Materials & Construction - 1.26%
American Standard Companies, Inc.	11,400	451,212
Hughes Supply, Inc. (a)	42,299	1,956,329

		2,407,541
Business Services - 5.80%
Automatic Data Processing, Inc.	82,600	3,815,294
Cadence Design Systems, Inc. *	229,730	4,077,708
Jacobs Engineering Group, Inc. * (a)	7,479	641,249
R.R. Donnelley & Sons Company	75,515	2,541,835

		11,076,086
Cable and Television - 0.58%
Comcast Corp.-Special Class A *	41,337	1,105,765
Cellular Communications - 0.89%
Motorola, Inc.	79,493	1,701,150
Chemicals - 2.45%
Eastman Chemical Company	30,770	1,517,884
Praxair, Inc.	58,618	3,164,200

		4,682,084
Commercial Services - 0.19%
Shaw Group, Inc. * (a)	10,779	359,480

The accompanying notes are an integral part of the financial statements. 129

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment - 0.43%
Sun Microsystems, Inc. *	195,900	$816,903
Construction Materials - 2.16%
JLG Industries, Inc.	4,859	286,632
Simpson Manufacturing, Inc. (a)	16,819	657,455
Trinity Industries, Inc. (a)	60,110	3,185,830

		4,129,917
Containers & Glass - 2.01%
Ball Corp.	46,331	1,973,701
Pactiv Corp. *	24,695	566,256
Sonoco Products Company (a)	39,300	1,285,896

		3,825,853
Cosmetics & Toiletries - 0.77%
Procter & Gamble Company	24,594	1,473,918
Drugs & Health Care - 2.24%
Wyeth	85,791	4,272,392
Electrical Equipment - 7.28%
AMETEK, Inc.	1,211	51,879
Anixter International, Inc. * (a)	29,689	1,358,272
Cooper Industries, Ltd., Class A	29,400	2,460,780
Emerson Electric Company	34,599	2,830,544
General Electric Company	169,979	5,587,210
Hubbell, Inc., Class B	34,562	1,606,096

		13,894,781
Electrical Utilities - 1.57%
Ameren Corp. (a)	25,840	1,309,313
CMS Energy Corp. *	119,860	1,687,629

		2,996,942
Electronics - 2.49%
AVX Corp. (a)	117,374	1,943,713
Rogers Corp. * (a)	8,476	415,663
Vishay Intertechnology, Inc. *	164,378	2,386,769

		4,746,145
Financial Services - 0.87%
Citigroup, Inc.	35,878	1,663,663
Food & Beverages - 3.34%
Campbell Soup Company	20,314	632,375
Diageo PLC, SADR (a)	26,700	1,647,390
PepsiCo, Inc.	69,179	4,089,170

		6,368,935
Furniture & Fixtures - 0.91%
Ethan Allen Interiors, Inc. (a)	42,591	1,733,880
Gas & Pipeline Utilities - 1.02%
AGL Resources, Inc.	13,400	481,060
Nicor, Inc. (a)	13,758	590,631
NiSource, Inc.	42,681	876,241

		1,947,932
Gold - 1.02%
Barrick Gold Corp.	71,197	1,948,662

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants - 1.17%
Brinker International, Inc.	53,437	$2,225,651
Industrial Machinery - 4.60%
Deere & Company	8,845	674,608
Dover Corp.	41,000	1,965,540
IDEX Corp.	16,078	759,685
Parker-Hannifin Corp.	46,404	3,627,401
W.W. Grainger, Inc.	23,540	1,742,902

		8,770,136
Insurance - 3.67%
ACE, Ltd.	17,524	976,613
AFLAC, Inc.	27,662	1,279,367
Cincinnati Financial Corp.	11,900	527,884
Everest Re Group, Ltd.	6,700	663,568
Genworth Financial, Inc.	61,696	1,963,167
Markel Corp. *	3,400	1,117,070
SAFECO Corp.	9,118	469,668

		6,997,337
Internet Software - 1.16%
McAfee, Inc. *	94,799	2,205,025
Life Sciences - 0.20%
Waters Corp. *	8,800	376,024
Manufacturing - 3.30%
Carlisle Companies, Inc.	33,477	2,631,292
Eaton Corp.	38,990	2,716,433
Hexcel Corp. * (a)	19,200	413,184
Honeywell International, Inc.	13,212	541,032

		6,301,941
Metal & Metal Products - 3.27%
Crown Holdings, Inc. *	100,929	1,847,001
Quanex Corp.	43,257	2,684,962
Timken Company	59,213	1,698,229

		6,230,192
Mining - 3.14%
Newmont Mining Corp.	113,071	5,983,717
Paper - 0.35%
MeadWestvaco Corp.	24,072	669,683
Petroleum Services - 6.10%
BP PLC, SADR	5,200	345,384
Exxon Mobil Corp.	142,091	8,435,942
Halliburton Company	16,629	1,130,772
Key Energy Services, Inc. * (a)	15,205	227,315
Schlumberger, Ltd.	7,418	853,070
Superior Energy Services, Inc. * (a)	24,800	644,800

		11,637,283
Pharmaceuticals - 5.70%
GlaxoSmithKline PLC, ADR	44,052	2,238,723
Mylan Laboratories, Inc.	126,598	2,911,754
Novartis AG, ADR	75,070	3,997,477
Pfizer, Inc.	32,544	852,327

The accompanying notes are an integral part of the financial statements. 130

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Schering-Plough Corp.	47,104	$871,424

		10,871,705
Railroads & Equipment - 0.96%
GATX Corp. (a)	14,200	563,740
Union Pacific Corp.	14,324	1,268,390

		1,832,130
Real Estate - 1.10%
Host Marriott Corp., REIT	108,002	2,098,479
Retail Grocery - 1.38%
The Kroger Company *	131,734	2,639,949
Retail Trade - 3.59%
Federated Department Stores, Inc.	47,957	3,406,865
Foot Locker, Inc.	53,659	1,240,060
Pacific Sunwear of California, Inc. *	23,800	566,678
Wal-Mart Stores, Inc.	35,917	1,629,195

		6,842,798
Software - 1.45%
Microsoft Corp.	102,576	2,759,294
Steel - 1.08%
Steel Dynamics, Inc. (a)	44,927	2,066,642
Telecommunications Equipment &
Services - 1.99%
ADC Telecommunications, Inc. *	21,528	545,089
Avaya, Inc. *	89,153	991,381
Tellabs, Inc. *	154,402	2,268,166

		3,804,636
Telephone - 3.29%
AT&T Corp.	58,000	1,600,220
BellSouth Corp.	30,700	969,506
Qwest Communications International, Inc. * (a)	109,800	693,936
Sprint Corp.	43,368	1,042,133
Verizon Communications, Inc.	58,506	1,971,652

		6,277,447
Travel Services - 0.88%
Sabre Holdings Corp.	69,855	1,685,601
Trucking & Freight - 1.75%
Heartland Express, Inc.	47,167	1,090,973
Werner Enterprises, Inc. (a)	115,583	2,245,777

		3,336,750

TOTAL COMMON STOCKS (Cost $168,919,629)		$184,058,579

SHORT TERM INVESTMENTS - 10.77%
State Street Navigator Securities
Lending Prime Portfolio (c)	$20,547,958	$20,547,958

TOTAL SHORT TERM INVESTMENTS
(Cost $20,547,958)		$20,547,958

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.33%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$6,367,566 on 03/01/2006,
collateralized by $6,367,000
Federal National Mortgage
Association, 5.55% due
07/10/2028 (valued at $6,498,007,
including interest) (c)	$6,367,000 $	6,367,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,367,000)		$6,367,000

Total Investments (All Cap Value Fund)
(Cost $195,834,587) - 110.57%		$210,973,537
Liabilities in Excess of Other Assets - (10.57)%		(20,174,760)

TOTAL NET ASSETS - 100.00%		$190,798,777

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.93%
Advertising - 0.45%
Monster Worldwide, Inc. *	26,400 $	1,292,544
Omnicom Group, Inc. (a)	49,036	3,914,054

		5,206,598
Aerospace - 1.07%
General Dynamics Corp.	63,613	7,841,575
Lockheed Martin Corp.	8,727	635,936
Rockwell Collins, Inc.	58,801	3,125,273
United Technologies Corp.	13,600	795,600

		12,398,384
Agriculture - 1.10%
Monsanto Company	152,148	12,762,174
Apparel & Textiles - 0.20%
Cintas Corp. (a)	56,001	2,301,081
Banking - 2.69%
Northern Trust Corp. (a)	192,711	10,159,724
UBS AG - CHF	107,600	11,430,833
Wells Fargo Company	147,854	9,492,227

		31,082,784
Biotechnology - 2.72%
Amgen, Inc. *	242,855	18,333,124
Genentech, Inc. *	153,778	13,177,237

		31,510,361
Broadcasting - 0.15%
Grupo Televisa SA, SADR (a)	21,800	1,710,428
Business Services - 2.96%
Accenture, Ltd., Class A	236,564	7,726,180
Automatic Data Processing, Inc.	274,819	12,693,890
ChoicePoint, Inc. *	35,088	1,557,907

The accompanying notes are an integral part of the financial statements. 131

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
First Data Corp.	205,636	$9,280,353
Paychex, Inc.	73,657	2,949,963

		34,208,293
Cable and Television - 1.78%
Rogers Communications, Inc.	128,916	5,160,507
Time Warner, Inc.	475,986	8,239,318
Viacom, Inc. *	179,381	7,168,065

		20,567,890
Cellular Communications - 1.16%
America Movil S.A. de C.V., Series L	217,049	7,538,112
American Tower Corp., Class A *	181,762	5,785,484
NII Holdings, Inc., Class B *	2,200	112,684

		13,436,280
Colleges & Universities - 0.11%
Apollo Group, Inc., Class A *	25,903	1,279,090
Computers & Business Equipment - 3.51%
Cisco Systems, Inc. *	696,482	14,096,796
Dell, Inc. *	582,627	16,896,183
EMC Corp. *	681,948	9,560,911

		40,553,890
Cosmetics & Toiletries - 1.51%
Procter & Gamble Company	292,268	17,515,621
Domestic Oil - 0.28%
Murphy Oil Corp. (a)	68,842	3,226,625
Drugs & Health Care - 0.95%
Novartis AG - CHF	89,500	4,818,837
Wyeth	123,946	6,172,511

		10,991,348
Electrical Equipment - 3.39%
General Electric Company	1,191,699	39,171,146
Electronics - 1.22%
Garmin, Ltd. (a)	85,000	5,849,700
Harman International Industries, Inc.	59,840	6,603,344
Samsung Electronics Company, Ltd. - KRW	2,400	1,698,043

		14,151,087
Financial Services - 13.24%
Ameriprise Financial, Inc.	73,589	3,346,828
Charles Schwab Corp.	555,714	9,008,124
Chicago Merchantile Exchange Holdings, Inc. (a)	3,500	1,489,600
Citigroup, Inc.	516,479	23,949,131
E*TRADE Financial Corp. *	324,171	8,292,294
Fiserv, Inc. * (a)	34,281	1,422,662
Franklin Resources, Inc.	154,035	15,816,314
Goldman Sachs Group, Inc.	83,524	11,801,106
Legg Mason, Inc.	118,880	15,524,539
Mellon Financial Corp.	116,539	4,205,893
Merrill Lynch & Company, Inc.	191,810	14,809,650
Morgan Stanley	12,800	763,648
SLM Corp.	230,608	13,008,597

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
State Street Corp. (a)(c)	357,365	$22,328,165
TD Ameritrade Holding Corp. * (a)	335,226	7,294,518

		153,061,069
Food & Beverages - 1.23%
PepsiCo, Inc.	197,366	11,666,304
The Coca-Cola Company	60,109	2,522,775

		14,189,079
Healthcare Products - 3.27%
Alcon, Inc.	13,200	1,520,112
Johnson & Johnson	150,101	8,653,323
Medtronic, Inc.	265,864	14,343,363
St. Jude Medical, Inc. * (a)	163,364	7,449,398
Stryker Corp.	126,521	5,847,800

		37,813,996
Healthcare Services - 6.00%
Cardinal Health, Inc.	81,705	5,931,783
Humana, Inc. *	39,100	2,020,297
Quest Diagnostics, Inc.	158,078	8,357,584
UnitedHealth Group, Inc.	670,941	39,068,894
Wellpoint, Inc. *	181,728	13,954,893

		69,333,451
Hotels & Restaurants - 2.17%
Harrah's Entertainment, Inc.	87,848	6,318,028
Marriott International, Inc., Class A	87,456	5,981,991
McDonald's Corp.	88,485	3,089,011
Wynn Resorts, Ltd. * (a)	146,173	9,713,196

		25,102,226
Household Products - 0.17%
Fortune Brands, Inc. (a)	25,862	2,005,598
Industrial Machinery - 0.52%
Deere & Company	79,013	6,026,322
Insurance - 4.32%
Aetna, Inc.	65,952	3,363,552
AFLAC, Inc.	44,289	2,048,366
American International Group, Inc.	343,653	22,804,813
Hartford Financial Services Group, Inc.	123,716	10,191,724
Marsh & McLennan Companies, Inc. (a)	254,802	7,875,930
Prudential Financial, Inc. (a)	47,400	3,651,696

		49,936,081
Internet Retail - 0.93%
Amazon.com, Inc. *	38,311	1,436,279
eBay, Inc. *	178,465	7,149,308
IAC/InterActiveCorp * (a)	74,327	2,173,322

		10,758,909
Internet Service Provider - 2.43%
Google, Inc., Class A *	46,034	16,692,849
Yahoo!, Inc. *	356,368	11,425,158

		28,118,007

The accompanying notes are an integral part of the financial statements. 132

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software - 0.43%
Juniper Networks, Inc. *	269,379	$4,953,880
Leisure Time - 1.86%
Carnival Corp. (a)	247,249	12,770,411
International Game Technology, Inc.	243,098	8,695,615

		21,466,026
Manufacturing - 3.32%
Danaher Corp. (a)	420,537	25,476,132
Honeywell International, Inc.	209,595	8,582,915
Illinois Tool Works, Inc.	50,513	4,336,036

		38,395,083
Mining - 0.41%
BHP Billiton, Ltd. - AUD	260,100	4,685,787
Newspapers - 0.43%
E.W. Scripps Company, Class A (a)	104,450	5,021,956
Petroleum Services - 6.23%
Baker Hughes, Inc. (a)	174,041	11,829,567
Exxon Mobil Corp.	208,162	12,358,578
Schlumberger, Ltd. (a)	195,354	22,465,710
Smith International, Inc. (a)	342,428	13,262,236
Total SA, SADR	49,546	6,249,237
Transocean, Inc. *	79,588	5,903,838

		72,069,166
Pharmaceuticals - 4.19%
Caremark Rx, Inc. *	243,697	12,123,926
Gilead Sciences, Inc. *	237,519	14,790,308
Pfizer, Inc.	365,796	9,580,197
Roche Holdings AG - CHF	21,000	3,105,358
Sepracor, Inc. *	105,688	6,056,979
Teva Pharmaceutical Industries, Ltd., SADR (a)	66,728	2,801,909

		48,458,677
Publishing - 0.38%
McGraw-Hill Companies, Inc. (a)	82,448	4,377,164
Railroads & Equipment - 0.02%
Union Pacific Corp.	2,806	248,471
Retail Grocery - 0.48%
Sysco Corp.	183,005	5,506,620
Retail Trade - 5.98%
Best Buy Company, Inc. (a)	90,310	4,864,097
CVS Corp.	151,298	4,286,272
Home Depot, Inc.	394,252	16,617,722
Kohl's Corp. *	257,570	12,391,693
Target Corp.	262,878	14,300,563
Wal-Mart Stores, Inc.	367,836	16,685,041

		69,145,388
Semiconductors - 5.91%
Analog Devices, Inc. (a)	253,357	9,663,036
Applied Materials, Inc.	163,500	2,998,590
Intel Corp.	378,708	7,801,385
Linear Technology Corp.	180,910	6,668,342

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Marvell Technology Group, Ltd. * (a)	131,695	$8,062,368
Maxim Integrated Products, Inc.	374,228	14,628,572
Texas Instruments, Inc.	255,082	7,614,198
Xilinx, Inc.	397,775	10,851,302

		68,287,793
Software - 4.81%
Adobe Systems, Inc.	154,125	5,952,307
Intuit, Inc. * (a)	89,289	4,337,660
Microsoft Corp.	1,339,360	36,028,784
Oracle Corp. *	745,838	9,263,308

		55,582,059
Steel - 0.29%
Nucor Corp.	39,510	3,399,836
Telecommunications Equipment &
Services - 2.94%
Corning, Inc. *	356,085	8,692,035
Nokia Oyj, SADR	504,172	9,367,516
QUALCOMM, Inc.	193,323	9,126,779
Telefonaktiebolaget LM Ericsson, SADR	26,800	913,880
Telus Corp., Non Voting Shares	151,482	5,886,590

		33,986,800
Travel Services - 1.41%
American Express Company	302,648	16,306,674
Trucking & Freight - 0.31%
United Parcel Service, Inc., Class B	47,478	3,547,081

TOTAL COMMON STOCKS (Cost $1,061,644,768)		$ 1,143,856,279

SHORT TERM INVESTMENTS - 6.47%
State Street Navigator Securities
Lending Prime Portfolio (c)	$68,562,353	$68,562,353
T. Rowe Price Reserve Investment Fund (c)	6,204,326	6,204,326

TOTAL SHORT TERM INVESTMENTS
(Cost $74,766,680)		$74,766,679

REPURCHASE AGREEMENTS - 0.34%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$3,996,355 on 03/01/2006,
collateralized by $4,100,000 U.S.
Treasury Bond, 4.50% due
02/15/2036 (valued at
$4,079,500, including interest) (c)	$3,996,000	$3,996,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,996,000)		$3,996,000

Total Investments (Blue Chip Growth Fund)
(Cost $1,140,407,448) - 105.74%		$ 1,222,618,958
Liabilities in Excess of Other Assets - (5.74)%		(66,357,563)

TOTAL NET ASSETS - 100.00%		$ 1,156,261,395

The accompanying notes are an integral part of the financial statements. 133

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.83%
Advertising - 0.81%
Getty Images, Inc. * (a)	29,900	$2,422,797
Apparel & Textiles - 3.11%
Coach, Inc. *	126,156	4,506,292
NIKE, Inc., Class B	55,646	4,828,960

		9,335,252
Banking - 1.82%
UBS AG	51,300	5,449,599
Biotechnology - 4.72%
Amgen, Inc. *	108,225	8,169,905
Genentech, Inc. *	69,831	5,983,819

		14,153,724
Computers & Business Equipment - 3.23%
Apple Computer, Inc. *	64,256	4,404,106
Cisco Systems, Inc. *	260,830	5,279,199

		9,683,305
Cosmetics & Toiletries - 3.07%
Procter & Gamble Company	153,784	9,216,275
Crude Petroleum & Natural Gas - 1.18%
Occidental Petroleum Corp.	38,700	3,542,598
Electrical Equipment - 2.23%
General Electric Company	203,588	6,691,938
Electronics - 1.27%
Agilent Technologies, Inc. *	105,559	3,800,124
Financial Services - 6.56%
Charles Schwab Corp.	353,331	5,727,495
Goldman Sachs Group, Inc.	30,510	4,310,758
JPMorgan Chase & Company	77,370	3,183,002
Legg Mason, Inc.	3,800	496,242
Merrill Lynch & Company, Inc.	76,982	5,943,780

		19,661,277
Food & Beverages - 1.66%
PepsiCo, Inc.	84,335	4,985,042
Healthcare Products - 3.60%
Alcon, Inc.	54,419	6,266,892
St. Jude Medical, Inc. *	99,474	4,536,015

		10,802,907
Healthcare Services - 2.94%
UnitedHealth Group, Inc.	85,130	4,957,120
Wellpoint, Inc. *	50,208	3,855,472

		8,812,592
Hotels & Restaurants - 2.24%
Marriott International, Inc., Class A	65,900	4,507,560
The Cheesecake Factory, Inc. *	61,200	2,212,992

		6,720,552
Insurance - 3.15%
American International Group, Inc.	106,208	7,047,963
CIGNA Corp.	19,600	2,405,900

		9,453,863

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Retail - 3.28%
eBay, Inc. *	245,135	$9,820,108
Internet Service Provider - 6.33%
Google, Inc., Class A *	33,793	12,254,018
Yahoo!, Inc. *	209,692	6,722,725

		18,976,743
Leisure Time - 3.42%
Electronic Arts, Inc. *	91,908	4,776,459
Walt Disney Company	195,100	5,460,849

		10,237,308
Petroleum Services - 4.15%
Schlumberger, Ltd.	75,297	8,659,155
Suncor Energy, Inc.	50,752	3,793,712

		12,452,867
Pharmaceuticals - 8.66%
Caremark Rx, Inc. *	89,689	4,462,028
Gilead Sciences, Inc. *	100,386	6,251,036
Novartis AG, ADR	106,976	5,696,472
Roche Holdings, Ltd., SADR	81,911	6,054,411
Sanofi-Aventis, ADR	82,173	3,503,035

		25,966,982
Retail Grocery - 1.67%
Whole Foods Market, Inc.	78,334	5,003,976
Retail Trade - 7.70%
Chico's FAS, Inc. *	113,851	5,356,689
Federated Department Stores, Inc.	63,845	4,535,549
Lowe's Companies, Inc.	64,476	4,395,974
Target Corp.	96,593	5,254,659
Urban Outfitters, Inc. *	39,400	1,107,140
Williams-Sonoma, Inc. *	60,380	2,444,786

		23,094,797
Semiconductors - 9.33%
Broadcom Corp., Class A *	164,650	7,424,068
Marvell Technology Group, Ltd. *	123,025	7,531,590
Maxim Integrated Products, Inc.	176,119	6,884,492
Texas Instruments, Inc.	205,050	6,120,743

		27,960,893
Software - 7.21%
Adobe Systems, Inc.	195,515	7,550,789
Microsoft Corp.	269,441	7,247,963
NAVTEQ Corp. *	33,900	1,569,909
SAP AG, SADR	102,688	5,247,357

		21,616,018
Telecommunications Equipment &
Services - 2.95%
Nokia Oyj, SADR	204,931	3,807,618
QUALCOMM, Inc.	106,800	5,042,028

		8,849,646

The accompanying notes are an integral part of the financial statements. 134

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Travel Services - 2.54%
American Express Company	141,074	$7,601,067

TOTAL COMMON STOCKS (Cost $276,799,675)		$296,312,250

SHORT TERM INVESTMENTS - 2.41%
Citigroup Funding, Inc.
4.46% due 03/01/2006	$4,880,000	$4,880,000
State Street Navigator Securities Lending
Prime Portfolio (c)	2,341,825	2,341,825

TOTAL SHORT TERM INVESTMENTS
(Cost $7,221,825)		$7,221,825

Total Investments (Capital Appreciation Fund)
(Cost $284,021,500) - 101.24%		$303,534,075
Liabilities in Excess of Other Assets - (1.24)%		(3,705,766)

TOTAL NET ASSETS - 100.00%		$299,828,309

Core Bond Fund
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.12%
Banking - 0.12%
UOB Cayman Ltd. * (b)	200,000	$202,761

TOTAL PREFERRED STOCKS (Cost $201,748)		$202,761

U.S. TREASURY OBLIGATIONS - 17.45%
U.S. Treasury Bonds - 7.04%
4.125% due 08/15/2010 ***	$1,714,000	1,679,653
5.375% due 02/15/2031	277,000	308,347
6.00% due 02/15/2026 ***	3,248,000	3,796,353
6.25% due 08/15/2023 to 05/15/2030 ***	5,586,000	6,660,007

		12,444,360
U.S. Treasury Notes - 10.41%
4.00% due 02/15/2015 ***	1,955,000	1,870,079
4.125% due 05/15/2015	913,000	881,366
4.25% due 01/15/2011	2,284,000	2,249,027
4.25% due 08/15/2015 ***	1,093,000	1,064,736
4.375% due 12/31/2007 to 01/31/2008	2,303,000	2,289,743
4.50% due 02/15/2009 to 02/15/2016	1,627,000	1,620,223
4.50% due 11/15/2010 to 11/15/2015 ***	8,467,000	8,399,315
4.625% due 02/29/2008	18,000	17,982

		18,392,471

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,881,590)		$30,836,831

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.92%
Federal Home Loan Bank - 1.88%
5.46% due 11/30/2015	3,325,324	3,319,568
Federal Home Loan Mortgage Corp. - 35.01%
0.99% due 07/01/2034	1,025,000	1,048,873
3.50% due 05/15/2026	229,898	223,790

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
3.57% due 06/15/2029	$961,963	$931,034
3.90% due 01/15/2023	2,188,582	2,116,671
4.00% due 09/15/2017 to 04/15/2025	1,246,796	1,211,399
4.125% due 07/12/2010	1,574,000	1,524,713
4.50% due 05/15/2024 to 12/01/2099	8,482,589	8,111,727
4.933% due 11/01/2035	659,000	650,052
5.00% due 05/15/2022 to 12/01/2035	3,806,038	3,710,879
5.00% TBA **	3,836,000	3,713,727
5.50% due 04/01/2017 to 03/15/2035	6,362,473	6,370,190
6.00% due 03/01/2025 to 03/01/2036	6,018,058	6,096,832
6.50% due 01/01/2036	2,347,710	2,402,390
6.50% TBA **	18,306,000	18,706,444
6.625% due 09/15/2009 ***	4,801,000	5,059,294

		61,878,015
Federal National Mortgage
Association - 6.15%
4.50% due 08/01/2033 to 09/01/2035	2,578,700	2,433,156
5.004% due 12/01/2035	388,823	385,505
5.035% due 12/01/2035	264,260	262,120
5.09% due 11/30/2035	108,000	106,958
5.21% due 11/30/2035	99,000	99,514
5.327% due 12/01/2035	263,428	262,058
5.67% due 03/01/2009	433,973	438,185
6.00% due 05/15/2011 ***	2,715,000	2,841,383
6.00% TBA **	3,973,000	4,041,520

		10,870,399
Government National Mortgage
Association - 0.88%
4.07% due 01/15/2021	195,000	189,150
6.00% due 12/01/2099	1,357,000	1,377,461

		1,566,611

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $77,691,122)		$77,634,593

FOREIGN GOVERNMENT OBLIGATIONS - 0.53%
Mexico - 0.34%
Government of Mexico
5.875% due 01/15/2014	314,000	321,850
6.75% due 09/27/2034	250,000	279,375

		601,225
Russia - 0.19%
Russian Federation
5.00% due 03/31/2030	295,000	332,613

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $923,807)		$933,838

CORPORATE BONDS - 15.68%
Automobiles - 0.23%
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013	195,000	201,560

The accompanying notes are an integral part of the financial statements. 135

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Automobiles (continued)
DaimlerChrysler NA Holding Corp. (continued)
8.50% due 01/18/2031	$171,000	$208,480

		410,040

Banking - 0.49%
BAC Capital Trust VI
5.625% due 03/08/2035	234,000	230,107
PNC Funding Corp.
5.25% due 11/15/2015	259,000	255,554
Wachovia Capital Trust III
5.80% due 08/29/2049 (b)	265,000	263,501
Wachovia Corp.
5.50% due 08/01/2035	123,000	118,655

		867,817

Broadcasting - 0.31%
CBS Corp.
5.625% due 08/15/2012	145,000	145,177
Clear Channel Communications, Inc.
5.50% due 09/15/2014	135,000	127,551
News America, Inc.
6.40% due 12/15/2035	275,000	276,726

		549,454

Cable and Television - 0.23%
Comcast Corp.
5.65% due 06/15/2035	166,000	151,908
5.90% due 03/15/2016	110,000	109,848
Cox Communications, Inc.
7.125% due 10/01/2012	130,000	138,759

		400,515

Cellular Communications - 0.55%
America Movil SA de CV
6.375% due 03/01/2035	244,000	246,846
AT&T Broadband Corp.
8.375% due 03/15/2013	217,000	248,796
Cingular Wireless Services, Inc.
8.125% due 05/01/2012	130,000	148,951
Verizon Wireless Capital LLC
5.375% due 12/15/2006	330,000	330,626

		975,219

Crude Petroleum & Natural Gas - 0.11%
Canadian Natural Resources, Ltd.
5.85% due 02/01/2035	78,000	78,572
EnCana Corp.
6.50% due 08/15/2034	106,000	118,399

		196,971

Domestic Oil - 0.16%
Amerada Hess Corp.
7.125% due 03/15/2033	94,000	108,336
ConocoPhillips
5.90% due 10/15/2032	160,000	169,808

		278,144

Drugs & Health Care - 0.27%
Wyeth
5.50% due 02/15/2016	475,000	477,878

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities - 1.22%
American Electric Power Company, Inc., Series C
5.375% due 03/15/2010	$185,000	$184,956
Dominion Resources, Inc.
5.95% due 06/15/2035	121,000	117,607
Empresa Nacional de Electricidad S.A.
8.625% due 08/01/2015	130,000	152,547
FirstEnergy Corp.
7.375% due 11/15/2031	95,000	110,784
Kansas Gas & Electric
5.647% due 03/29/2021	264,000	259,164
Nevada Power Company
5.95% due 03/15/2016	180,000	180,845
Pacific Gas & Electric Company
6.05% due 03/01/2034	67,000	69,333
Progress Energy, Inc.
6.85% due 04/15/2012	510,000	544,576
PSEG Power LLC
8.625% due 04/15/2031	173,000	229,941
Public Service Company of Colorado
7.875% due 10/01/2012	262,000	301,440

		2,151,193
Financial Services - 4.86%
AMBAC Financial Group, Inc.
5.95% due 12/05/2035	80,000	81,340
American General Finance Corp.
3.875% due 10/01/2009	360,000	343,552
Capital One Bank
4.875% due 05/15/2008	245,000	242,936
Capital One Financial Corp.
8.75% due 02/01/2007	400,000	412,150
CIT Group, Inc., Series MTN
4.75% due 08/15/2008	219,000	216,914
Citigroup, Inc.
5.00% due 09/15/2014	467,000	456,991
5.125% due 02/14/2011	395,000	394,020
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010	290,000	286,137
General Electric Capital Corp.
4.875% due 03/04/2015	168,000	163,993
General Electric Capital Corp., Series MTNA
3.75% due 12/15/2009	406,000	386,798
General Electric Capital Corp., Series A, MTN
6.00% due 06/15/2012	383,000	398,879
HSBC Finance Corp.
4.75% due 04/15/2010	972,000	953,013
5.00% due 06/30/2015	200,000	192,671
JP Morgan Chase & Company
6.75% due 02/01/2011	339,000	360,118
JP Morgan Chase Capital XV
5.875% due 03/15/2035	154,000	152,262
Lazard Group, LLC
7.125% due 05/15/2015	615,000	647,746
Merrill Lynch & Company, Inc., Series MTNC
4.25% due 02/08/2010	530,000	513,084
Morgan Stanley
4.00% due 01/15/2010	737,000	704,924
The accompanying notes are an integral part of the financial statements. 136

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Morgan Stanley (continued)
5.375% due 10/15/2015	$325,000	$322,782
Residential Capital Corp.
6.125% due 11/21/2008	450,000	449,329
The Goldman Sachs Group, Inc.
5.125% due 01/15/2015	438,000	427,874
6.125% due 02/15/2033	90,000	94,216
Washington Mutual Bank
5.125% due 01/15/2015	250,000	242,492
Washington Mutual, Inc.
4.00% due 01/15/2009	147,000	142,282

		8,586,503
Food & Beverages - 0.17%
Kraft Foods, Inc.
5.625% due 11/01/2011	183,000	185,295
6.50% due 11/01/2031	108,000	118,325

		303,620
Gas & Pipeline Utilities - 0.90%
Duke Capital LLC
7.50% due 10/01/2009	306,000	325,060
8.00% due 10/01/2019	200,000	236,353
Energy Transfer Partners LP
5.65% due 08/01/2012	491,000	487,442
Kinder Morgan Finance Company ULC
5.35% due 01/05/2011	135,000	134,134
6.40% due 01/05/2036	140,000	144,411
Kinder Morgan, Inc.
6.50% due 09/01/2012	95,000	99,944
Magellan Midstream Partners LP
5.65% due 10/15/2016	169,000	168,322

		1,595,666
Healthcare Services - 0.19%
WellPoint, Inc.
5.00% due 01/15/2011	65,000	64,168
5.25% due 01/15/2016	195,000	192,330
5.85% due 01/15/2036	80,000	79,992

		336,490
Insurance - 1.15%
Aegon Funding Corp.
5.75% due 12/15/2020	100,000	100,844
American International Group, Inc.
4.70% due 10/01/2010	568,000	554,654
5.05% due 10/01/2015	155,000	150,236
CNA Financial Corp.
5.85% due 12/15/2014	200,000	197,666
6.95% due 01/15/2018	65,000	68,548
Coventry Health Care, Inc.
6.125% due 01/15/2015	190,000	191,900
GE Global Insurance Holding Corp.
7.00% due 02/15/2026	80,000	91,890
Liberty Mutual Insurance Company
7.875% due 10/15/2026	85,000	99,669
Marsh & McLennan Companies, Inc.
5.15% due 09/15/2010	109,000	107,489

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Metlife, Inc.
5.70% due 06/15/2035	$170,000 $	169,772
UnumProvident Finance Company, PLC
6.85% due 11/15/2015	125,000	129,946
XL Capital Ltd.
6.375% due 11/15/2024	170,000	175,345

		2,037,959

International Oil - 0.16%
Pemex Project Funding Master Trust
6.625% due 06/15/2035	70,000	73,045
7.375% due 12/15/2014	74,000	82,325
Petro-Canada
5.95% due 05/15/2035	130,000	131,668

		287,038

Internet Content - 0.15%
Cisco Systems, Inc.
5.50% due 02/22/2016	270,000	271,848
Leisure Time - 0.27%
Time Warner Entertainment Company, LP
8.375% due 07/15/2033	91,000	109,243
Time Warner, Inc.
7.70% due 05/01/2032	325,000	374,289

		483,532

Manufacturing - 0.10%
Tyco International Group SA
6.375% due 10/15/2011	169,000	175,122
Metal & Metal Products - 0.10%
CODELCO, Inc.
5.625% due 09/21/2035	182,000	181,941
Mining - 0.04%
Vale Overseas Ltd.
8.25% due 01/17/2034	55,000	66,963
Paper - 0.09%
Celulosa Arauco y Constitucion SA
5.625% due 04/20/2015	155,000	152,473
Petroleum Services - 0.27%
Halliburton Company
5.50% due 10/15/2010	147,000	148,720
8.75% due 02/15/2021	258,000	334,917

		483,637

Pharmaceuticals - 0.17%
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	95,000	94,302
6.15% due 02/01/2036	200,000	200,888

		295,190

Real Estate - 1.28%
Developers Diversified Realty Corp., REIT
5.375% due 10/15/2012	291,000	286,782
Health Care REIT, Inc.
6.20% due 06/01/2016	310,000	309,953
ProLogis REIT
5.25% due 11/15/2010	205,000	203,780

The accompanying notes are an integral part of the financial statements. 137

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Residential Capital Corp.
6.00% due 02/22/2011	$915,000	$909,158
Simon Property Group LP, REIT
4.60% due 06/15/2010	147,000	142,759
5.375% due 06/01/2011	405,000	403,004

		2,255,436

Retail Grocery - 0.06%
Delhaize America, Inc.
9.00% due 04/15/2031	90,000	107,401
Retail Trade - 0.08%
Wal-Mart Stores, Inc.
5.25% due 09/01/2035	144,000	138,775
Software - 0.15%
Oracle Corp.
5.00% due 01/15/2011	270,000	266,546
Telecommunications Equipment &
Services - 0.49%
France Telecom SA
7.20% due 03/01/2006	382,000	382,000
SBC Communications, Inc.
6.15% due 09/15/2034	265,000	264,038
Verizon Global Funding Corp.
5.85% due 09/15/2035	224,000	211,498

		857,536

Telephone - 1.31%
AT&T Corp.
9.05%, Step down to 7.3% on 05/15/2006
due 11/15/2011 (b)	110,000	120,496
British Telecommunications PLC
8.875% due 12/15/2030	154,000	203,459
Sprint Capital Corp.
6.00% due 01/15/2007	509,000	512,481
6.125% due 11/15/2008	291,000	297,437
7.625% due 01/30/2011	147,000	160,723
8.75% due 03/15/2032 ***	150,000	197,030
Telecom Italia Capital
4.875% due 10/01/2010	218,000	211,591
Telecom Italia Capital SA
5.25% due 11/15/2013	281,000	271,367
Telefonos de Mexico SA de CV
5.50% due 01/27/2015	139,000	136,910
Verizon Communications, Inc.
5.35% due 02/15/2011	200,000	199,899

		2,311,393

Transportation - 0.12%
Norfolk Southern Corp.
7.05% due 05/01/2037	183,000	217,675

TOTAL CORPORATE BONDS (Cost $27,687,416)		$27,719,975

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS - 0.19%
Texas - 0.19%
Brazos Texas Higher Education Authority, Inc.
5.03% due 12/01/2041	$331,000	$331,000

TOTAL MUNICIPAL BONDS (Cost $330,933)		$331,000

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.51%
Bear Stearns Commercial Mortgage Securities Inc.,
Series 2005-PW10, Class AAB
5.382% due 12/11/2040	323,000	324,169
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AAB
4.581% due 06/11/2041	610,000	585,018
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AAB
5.575% due 01/15/2046	667,000	670,307
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class E
7.0932% due 05/15/2032 (b)	274,000	285,824
Commercial Mortgage Pass Through Certificates,
Series 2000-C1, Class C
7.706% due 08/15/2033	74,000	80,389
Countrywide Alternative Loan Trust, Series
2005-J4, Class 2A1B
4.7006% due 07/25/2035 (b)	176,251	176,178
Credit Suisse First Boston Mortgage Securities
Corp., Series 2005-C6, Class B
5.23% due 12/15/2040 (b)	259,000	254,100
CS First Boston Mortgage Securities Corp., Series
2002-CKS4, Class A2
5.183% due 11/15/2036	431,000	429,067
CS First Boston Mortgage Securities Corp., Series
2003-C4, Class A4
5.14% due 08/15/2036 (b)	589,000	582,610
CS First Boston Mortgage Securities Corp., Series
2004-C2, Class A2
5.416% due 05/15/2036 (b)	856,000	857,641
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	393,000	409,125
Federal National Mortgage Association,
Series 2002-M3, Class B
4.37% due 09/25/2010	163,108	158,788
Federal National Mortgage Association,
Series 2003-63, Class QP
3.50% due 10/25/2031	1,052,009	977,934
Federal National Mortgage Association,
Series 2003-76, Class DE
4.00% due 09/25/2031 ***	1,409,634	1,330,901
Federal National Mortgage Association,
Series 2003-81, Class NX
3.50% due 10/25/2013	631,594	616,768
Federal National Mortgage Association,
Series 2003-84, Class PG
5.00% due 03/25/2032	358,000	346,807
Federal National Mortgage Association,
Series 2003-92, Class KQ
3.50% due 06/25/2023	679,000	662,616

The accompanying notes are an integral part of the financial statements. 138

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2004-7, Class JK
4.00% due 02/25/2019	$159,000	$144,034
Federal National Mortgage Association,
Series 2005-45, Class BA
4.50% due 11/25/2014	1,607,000	1,592,514
Federal National Mortgage Association,
Series 2005-51, Class KC
4.50% due 01/25/2025	1,472,052	1,449,400
Federal National Mortgage Association,
Series 2005-65, Class WG
4.50% due 08/25/2026	1,138,374	1,123,174
Federal National Mortgage Association,
Series 2005-69, Class JM
4.50% due 08/25/2025	562,000	518,237
Federal National Mortgage Association,
Series 2005-77, Class BX
4.50% due 07/25/2028	3,256,784	3,208,155
First Union National Bank Commercial Mortgage,
Series 2001-C3, Class A3
6.423% due 08/15/2033	214,000	224,750
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	188,000	198,560
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	393,000	408,755
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	391,000	393,383
General Electric Capital Commercial Mortgage
Corp., Series 2005-C3, Class A2
4.853% due 07/10/2045	347,000	342,407
GMAC Commercial Mortgage Securities Inc., Series
2006-C1, Class B
5.429% due 11/10/2045 (b)	264,000	263,123
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C2, Class A3
5.713% due 10/15/2038	132,000	135,407
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023% due 04/10/2040	741,000	727,187
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C1, Class A1
3.118% due 03/10/2038	299,392	289,842
Government National Mortgage Association,
Series 2006-3, Class A
4.212% due 01/16/2028	123,000	119,471
Greenwich Capital Commercial Funding Corp,
Series 2005-GG5, Class AAB
5.19% due 04/10/2037 (b)	118,000	117,167
GS Mortgage Securities Corp II, Series 1998-GLII,
Class A2
6.562% due 04/13/2031	728,000	745,578
GS Mortgage Securities Corp. II, Series 1998-C1,
Class B
6.97% due 10/18/2030	109,000	113,343

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB11, Class A4
5.335% due 08/12/2037 (b)	$674,000	$673,655
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB11, Class ASB
5.201% due 08/12/2037 (b)	79,000	78,703
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.1793% due 12/15/2044 (b)	136,000	135,682
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class B
5.3343% due 12/15/2044 (b)	90,000	89,812
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	1,052,191	1,024,206
LB Commercial Conduit Mortgage Trust, Series
1999-C2, Class A1
7.105% due 10/15/2032	242,092	244,056
LB-UBS Commercial Mortgage Trust, Series
2003-C7, Class A4
4.931% due 09/15/2035 (b)	801,000	783,731
LB-UBS Commercial Mortgage Trust, Series
2005-C3, Class A2
4.553% due 07/15/2030	683,000	666,897
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class ASB
5.2446% due 11/12/2037 (b)	334,000	334,194
Merrill Lynch Mortgage Trust, Series 2005-LC1,
Class A4
5.291% due 01/12/2044 (b)	258,000	257,738
Morgan Stanley Capital I, Series 2004-HQ4, Class
A2
3.92% due 04/14/2040	284,000	276,940
Morgan Stanley Capital I, Series 2006-T21, Class A2
5.09% due 10/12/2052	264,000	262,804
Specialty Underwriting & Residential Finance,
Series 2005-BC4, Class A2A
4.6906% due 09/25/2036 (b)	318,275	318,324
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4
5.1949% due 10/15/2044 (b)	196,814	196,406
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.437% due 01/15/2045	1,360,000	1,366,790
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	248,000	244,299
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	186,000	179,769
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.083% due 03/15/2042 (b)	356,000	349,978
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class APB
4.621% due 05/15/2044	301,000	288,902

The accompanying notes are an integral part of the financial statements. 139

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7
5.118% due 07/15/2042 (b)	$278,000	$273,823
Washington Mutual Asset Securities Corp., Series
2005-C1A, Class AJ
5.19% due 05/25/2036 (b)	269,000	267,195

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $29,304,846)		$29,176,633

ASSET BACKED SECURITIES - 12.02%
Advanta Business Card Master Trust,
Series 2005-A4, Class A4
4.75% due 01/20/2011	128,000	127,347
AmeriCredit Automobile Receivables Trust, Series
2005-DA, Class A2
4.747% due 11/06/2008	218,000	217,811
AmeriCredit Automobile Receivables Trust, Series
2006-1, Class A3
5.11% due 10/06/2010	231,000	230,985
AmeriCredit Automobile Receivables Trust,
Series 2003-DM, Class A4
2.84% due 08/06/2010	536,000	527,820
Ameriquest Mortgage Securities Inc., Series
2004-R12, Class A3
4.6588% due 01/25/2035	362,335	362,671
Atlantic City Electric Transition Funding LLC, Series
2003-1, Class A1
2.89% due 07/20/2011	396,001	381,960
BMW Vehicle Owner Trust,
Series 2003-A, Class A4
2.53% due 02/25/2008	972,297	965,441
Cabela's Master Credit Card Trust, Series
2005-1A, Class A1
4.97% due 10/15/2013	350,000	349,752
Capital Auto Receivables Asset Trust, Series
2004-1, Class A3
2.00% due 11/15/2007	222,684	220,227
Capital Auto Receivables Asset Trust, Series
2006-1, Class A3
5.03% due 10/15/2009	265,000	265,083
Capital One Master Trust, Series 2001-3A, Class A
5.45% due 03/16/2009	604,000	605,166
Capital One Multi-Asset Execution Trust, Series
2005-A3, Class A3
4.05% due 03/15/2013	116,000	111,875
Capital One Prime Auto Receivables Trust, Series
2006-1, Class A3
5.04% due 09/15/2010	342,000	341,945
Carrington Mortgage Loan Trust, Series 2005-NC3,
Class A1B
4.7406% due 06/25/2035 (b)	325,000	325,029
Chase Manhattan Auto Owner
Trust, Series 2003-A, Class A4
2.06% due 12/15/2009	610,814	597,220
Citibank Credit Card Issuance Trust, Series
2000-A3, Class A3
6.875% due 11/16/2009	380,000	391,505

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Citibank Credit Card Issuance Trust, Series
2004-A1, Class A1
2.55% due 01/20/2009	$264,000	$258,336
Citibank Credit Card Issuance Trust, Series
2005-B1, Class B1
4.40% due 09/15/2010	256,000	251,184
Comed Transitional Funding Trust, Series 1998-1,
Class A6
5.63% due 06/25/2009	300,713	301,887
Comed Transitional Funding Trust, Series 1998-1,
Class A7
5.74% due 12/25/2010	62,000	62,845
Countrywide Asset-Backed Certificates, Series
2005-17, Class 1AF2
5.363% due 05/25/2036 (b)	130,000	129,492
Countrywide Asset-Backed Certificates, Series
2005-12, Class 1A1
4.7306% due 02/25/2036 (b)	201,861	201,864
Countrywide Asset-Backed Certificates, Series
2005-BC4, Class 2A1
4.7006% due 08/25/2035 (b)	148,622	148,639
Encore Credit Receivables Trust, Series 2005-3,
Class 2A1
4.7006% due 10/25/2035 (b)	347,405	316,575
Ford Credit Auto Owner Trust,
Series 2005-A, Class A2
3.08% due 07/15/2007	141,856	141,568
Ford Credit Auto Owner Trust,
Series 2005-A, Class A3
3.48% due 11/15/2008	446,000	440,633
Ford Credit Auto Owner Trust,
Series 2005-B, Class A3
4.17% due 01/15/2009	333,000	330,075
Ford Credit Auto Owner Trust, Series 2006-A,
Class A4
5.08% due 12/15/2010	558,000	558,872
Franklin Auto Trust, Series 2005-1, Class A2
4.84% due 09/22/2008	90,000	89,845
Harley-Davidson Motorcycle Trust, Series 2003-1,
Class A2
2.63% due 11/15/2010	147,593	144,285
Honda Auto Receivables Owner Trust, Series
2004-2, Class A3
3.30% due 06/16/2008	727,000	720,430
Household Automotive Trust,
Series 2005-3, Class A2
4.70% due 01/27/2009	191,000	190,719
Hyundai Auto Receivables Trust, Series 2005-A,
Class A4
4.18% due 02/15/2012	275,000	267,138
Illinois Power Special Purpose Trust, Series
1998-1, Class A6
5.54% due 06/25/2009	116,079	116,482
JP Morgan Mortgage Acquisition Corp, Series
2005-OPT2, Class A3
4.8206% due 12/25/2035 (b)	325,000	325,251

The accompanying notes are an integral part of the financial statements. 140

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
M.A.S.Transactions Asset Backed Securities
Trust, Series 2004-FRE1, Class A2
4.9206% due 07/25/2034 (b)	$195,074	$195,458
M.A.S.Transactions Asset Backed Securities
Trust, Series 2004-OPT2, Class A2
4.9306% due 09/25/2034 (b)	77,121	77,257
M.A.S.Transactions Asset Backed Securities
Trust, Series 2005-AB1, Class A1B
5.143% due 11/25/2035 (b)	263,477	261,913
MBNA Credit Card Master Note Trust, Series
2005-A1, Class A1
4.20% due 09/15/2010	380,000	374,242
MBNA Credit Card Master Note Trust, Series
2006-A1, Class A1
4.90% due 07/15/2011	398,000	397,130
MBNA Credit Card Master Note Trust,
Series 2001-A1, Class A
5.75% due 10/15/2008	413,000	414,060
Merrill Lynch Mortgage Investors Inc., Series
2005-SD1, Class A1
4.7606% due 05/25/2046 (b)	270,620	270,632
Morgan Stanley ABS Capital I, Series 2005-HE2,
Class A3B
4.8006% due 01/25/2035 (b)	651,000	651,434
Morgan Stanley ABS Capital I, Series 2006-NC1,
Class A1
4.6606% due 12/25/2035 (b)	259,174	259,174
Morgan Stanley ABS Capital I,
Series 2004-WMC2, Class A2
4.9406% due 07/25/2034 (b)	358,592	358,578
Nissan Auto Lease Trust, Series 2005-A, Class A2
4.61% due 01/15/2008	191,000	190,314
Nissan Auto Receivables Owner Trust, Series
2006-A, Class A4
4.73% due 07/15/2011	132,000	131,002
Nissan Auto Receivables Owner Trust,
Series 2005-B, Class A2
3.75% due 09/17/2007	146,936	146,573
Northstar Education Finance, Inc.,
Series 2005-1, Class A5
3.98% due 10/28/2045	207,000	207,000
Novastar Home Equity Loan,
Series 2005-2, Class A2B
4.7306% due 10/25/2035 (b)	348,000	348,024
Option One Mortgage Loan Trust, Series 2006-1,
Class 2A1
4.6506% due 01/25/2036 (b)	320,098	320,048
Ownit Mortgage Loan Asset-Backed Certificates,
Series 2006-1, Class AF1
5.424% due 12/25/2036	170,185	169,281
Peco Energy Transition Trust,
Series 1999-A, Class A6
6.05% due 03/01/2009	292,195	293,829
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	168,000	177,162

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
PG&E Energy Recovery Funding LLC, Series
2005-1, Class A4
4.37% due 06/25/2014	$132,000	$127,809
PG&E Energy Recovery Funding LLC, Series
2005-2, Class A1
4.85% due 06/25/2011	484,000	482,536
PG&E Energy Recovery Funding LLC, Series
2005-2, Class A3
5.12% due 12/25/2014	233,000	233,566
PG&E Energy Recovery Funding LLC,
Series 2005-1, Class A2
3.87% due 06/25/2011	293,000	287,016
SLM Student Loan Trust, Series 2003-11, Class A5
2.99% due 12/15/2022	432,000	425,459
SLM Student Loan Trust, Series 2004-1, Class A2
4.7629% due 07/25/2018 (b)	282,000	283,004
SLM Student Loan Trust, Series 2005-7, Class A3
4.41% due 12/31/2010	219,000	216,319
SLM Student Loan Trust, Series 2005-8, Class A4
4.25% due 01/25/2028	630,000	618,269
Specialty Underwriting & Residential Finance,
Series 2005-BC1, Class A1B
4.8106% due 12/25/2035 (b)	353,000	353,138
Structured Asset Investment Loan Trust, Series
2005-11, Class A4
4.6706% due 01/25/2036 (b)	333,302	333,302
Structured Asset Investment Loan Trust, Series
2005-11, Class A6
4.8006% due 01/25/2036 (b)	285,000	285,134
Structured Asset Investment Loan Trust,
Series 2005-5, Class A2
4.6706% due 06/25/2035 (b)	163,952	163,960
Triad Auto Receivables Owner Trust, Series
2006-A, Class A3
4.77% due 01/12/2011	330,000	327,473
USAA Auto Owner Trust, Series 2005-3, Class A2
4.52% due 06/16/2008	184,000	183,253
Wachovia Auto Owner Trust,
Series 2005-B, Class A2
4.82% due 02/20/2009	321,000	320,398
WFS Financial Owner Trust,
Series 2005-3, Class A4
4.39% due 05/17/2013	358,000	351,771

TOTAL ASSET BACKED SECURITIES
(Cost $21,289,872)		$21,253,475

SHORT TERM INVESTMENTS - 3.73%
Federal Home Loan Mortgage Corp. Discount Notes
4.74% due 01/18/2007	$6,882,000	$6,589,320

TOTAL SHORT TERM INVESTMENTS
(Cost $6,589,320)		$6,589,320

The accompanying notes are an integral part of the financial statements. 141

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 4.54%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$8,031,714 on 03/01/2006,
collateralized by $8,665,000
Federal National Mortgage
Association 5.57% due
06/30/2028 (valued at $8,196,327,
including interest) (c)***	$8,031,000	$8,031,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,031,000)		$8,031,000

Total Investments (Core Bond Fund)
(Cost $202,931,654) - 114.69%		$202,709,426
Liabilities in Excess of Other Assets - (14.69)%		(25,958,795)

TOTAL NET ASSETS - 100.00%		$176,750,631

Core Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.70%
Advertising - 1.85%
WPP Group PLC	797,800	$9,270,106
Building Materials & Construction - 0.58%
Masco Corp.	93,214	2,907,345
Cable and Television - 4.07%
DIRECTV Group, Inc. *	716,802	11,296,799
Time Warner, Inc.	525,600	9,098,136

		20,394,935
Computers & Business Equipment - 6.84%
Cisco Systems, Inc. *	298,400	6,039,616
Dell, Inc. *	267,700	7,763,300
Hewlett-Packard Company	192,600	6,319,206
International Business Machines Corp.	74,900	6,009,976
Seagate Technology, Inc. *	307,426	8,168,309

		34,300,407
Electrical Utilities - 4.45%
The AES Corp. *	1,289,100	22,301,430
Financial Services - 10.75%
Capital One Financial Corp.	111,000	9,723,600
Citigroup, Inc.	261,500	12,125,755
Countrywide Financial Corp.	368,100	12,692,088
JPMorgan Chase & Company	470,600	19,360,484

		53,901,927
Healthcare Services - 10.26%
Health Net, Inc. *	250,344	12,003,995
McKesson Corp.	245,600	13,294,328
UnitedHealth Group, Inc.	449,200	26,156,916

		51,455,239

Core Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Homebuilders - 4.93%
Beazer Homes USA, Inc.	50,108	$3,179,353
Centex Corp.	129,410	8,749,410
Pulte Homes, Inc.	242,600	9,318,266
Ryland Group, Inc.	49,908	3,481,083

		24,728,112
Insurance - 6.89%
Aetna, Inc.	341,300	17,406,300
MGIC Investment Corp.	127,900	8,153,625
St. Paul Travelers Companies, Inc.	209,900	9,021,502

		34,581,427
Internet Retail - 11.87%
Amazon.com, Inc. *	581,400	21,796,686
eBay, Inc. *	387,900	15,539,274
Expedia, Inc. *	480,000	9,105,600
IAC/InterActiveCorp *	448,100	13,102,444

		59,544,004
Internet Service Provider - 6.17%
Google, Inc., Class A *	51,800	18,783,716
Yahoo!, Inc. *	379,500	12,166,770

		30,950,486
Leisure Time - 2.08%
Electronic Arts, Inc. *	200,700	10,430,379
Manufacturing - 4.63%
Tyco International, Ltd.	900,400	23,221,316
Pharmaceuticals - 1.49%
Pfizer, Inc.	285,785	7,484,709
Photography - 3.21%
Eastman Kodak Company	573,848	16,096,436
Retail Trade - 4.91%
Home Depot, Inc.	248,300	10,465,845
Sears Holdings Corp. *	117,700	14,176,965

		24,642,810
Sanitary Services - 1.87%
Waste Management, Inc.	281,400	9,359,364
Software - 1.87%
CA, Inc.	139,300	3,783,388
Intuit, Inc. *	115,500	5,610,990

		9,394,378
Telephone - 9.98%
Qwest Communications International, Inc. *	2,784,500	17,598,040
Sprint Corp.	1,350,600	32,454,918

		50,052,958

TOTAL COMMON STOCKS (Cost $461,836,364)		$495,017,768

The accompanying notes are an integral part of the financial statements. 142

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Core Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.96%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$4,831,429 on 03/01/2006,
collateralized by $5,005,000
Federal Home Loan Bank, 6.00%
due 11/15/2024 (valued at
$4,929,925 including interest) (c)	$4,831,000	$4,831,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,831,000)		$4,831,000

Total Investments (Core Equity Fund)
(Cost $466,667,364) - 99.66%		$499,848,768
Other Assets in Excess of Liabilities - 0.34%		1,718,584

TOTAL NET ASSETS - 100.00%		$501,567,352

Emerging Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.11%
Advertising - 2.33%
ValueClick, Inc. * (a)	100,484	$1,759,475
Ventiv Health, Inc. *	73,781	2,055,539

		3,815,014
Aerospace - 0.95%
Teledyne Technologies, Inc. *	46,883	1,553,234
Apparel & Textiles - 3.35%
Guess, Inc. * (a)	56,215	2,034,421
Phillips - Van Heusen Corp. (a)	56,008	1,988,284
The Gymboree Corp. * (a)	63,500	1,451,610

		5,474,315
Banking - 3.36%
BankAtlantic Bancorp, Inc., Class A (a)	90,225	1,231,571
First Community Bancorp.	25,665	1,532,714
First Midwest Bancorp, Inc. (a)	32,598	1,096,271
Republic Bancorp, Inc. (a)	86,422	1,048,299
Wintrust Financial Corp. (a)	11,115	585,538

		5,494,393
Biotechnology - 4.79%
Applera Corp. - Celera Genomics Group * (a)	94,307	1,083,587
Arena Pharmaceuticals, Inc. * (a)	19,531	345,894
Cephalon, Inc. * (a)	10,740	853,615
Charles River Laboratories International, Inc. *	23,479	1,135,210
deCODE genetics, Inc. * (a)	96,663	910,566
Intermune, Inc. * (a)	53,151	1,013,058
Myriad Genetics, Inc. * (a)	55,706	1,430,530
Neurocrine Biosciences, Inc. * (a)	16,165	1,060,586

		7,833,046
Business Services - 4.27%
Euronet Worldwide, Inc. * (a)	33,404	1,171,144
Labor Ready, Inc. *	84,491	2,075,944

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Navigant Consulting Company * (a)	62,704	$1,222,101
TALX Corp. (a)	48,804	1,559,776
West Corp. *	21,855	951,348

		6,980,313
Cellular Communications - 2.85%
Brightpoint, Inc. *	58,575	1,657,087
Leap Wireless International, Inc. * (a)	33,838	1,424,918
UbiquiTel, Inc. * (a)	161,405	1,576,927

		4,658,932
Chemicals - 0.73%
Cytec Industries, Inc. (a)	22,375	1,193,483
Commercial Services - 1.48%
Chemed Corp. (a)	27,297	1,513,345
TNS, Inc. * (a)	56,268	905,915

		2,419,260
Computers & Business Equipment - 3.45%
Blue Coat Systems, Inc. * (a)	59,210	1,257,028
FileNET Corp. * (a)	55,360	1,424,966
Komag, Inc. * (a)	33,621	1,574,808
Parametric Technology Corp. *	91,457	1,391,979

		5,648,781
Construction Materials - 1.24%
Applied Industrial Technologies, Inc. (a)	47,522	2,032,991
Crude Petroleum & Natural Gas - 1.05%
Swift Energy Company * (a)	44,410	1,721,332
Domestic Oil - 3.62%
Berry Petroleum Company, Class A (a)	22,820	1,541,491
Giant Industries, Inc. * (a)	21,770	1,267,014
KCS Energy, Inc. * (a)	73,951	1,745,244
Oil States International, Inc. * (a)	39,665	1,369,632

		5,923,381
Drugs & Health Care - 0.79%
Cell Genesys, Inc. *	87,169	613,670
DOV Pharmaceutical, Inc. * (a)	35,520	683,760

		1,297,430
Educational Services - 0.63%
Education Management Corp. *	27,228	1,023,773
Electrical Equipment - 4.40%
Encore Wire Corp. * (a)	64,050	1,997,719
Greatbatch, Inc. * (a)	43,581	963,576
Watsco, Inc. (a)	24,184	1,683,690
Wesco International, Inc. * (a)	44,418	2,546,040

		7,191,025
Electrical Utilities - 0.77%
Pike Electric Corp. *	66,600	1,268,730
Electronics - 1.60%
Thomas & Betts Corp. * (a)	41,751	2,054,149
TTM Technologies, Inc. *	43,420	560,552

		2,614,701

The accompanying notes are an integral part of the financial statements. 143

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services - 0.88%
Raymond James Financial, Inc. (a)	33,682	$1,447,652
Healthcare Products - 3.00%
DJ Orthopedics, Inc. * (a)	50,037	1,745,291
Haemonetics Corp. *	29,716	1,539,289
ICU Medical, Inc. *	8,911	312,776
Respironics, Inc. *	36,009	1,309,287

		4,906,643
Healthcare Services - 2.58%
American Retirement Corp. * (a)	84,910	2,285,777
Sierra Health Services, Inc. *	46,264	1,928,746

		4,214,523
Hotels & Restaurants - 1.18%
Choice Hotels, Inc. (a)	18,332	816,324
Sonic Corp. *	35,418	1,119,563

		1,935,887
Household Products - 1.13%
Central Garden & Pet Company * (a)	19,329	1,050,724
Tempur-Pedic International, Inc. * (a)	67,975	802,105

		1,852,829
Industrial Machinery - 1.68%
Ceradyne, Inc. * (a)	18,985	1,155,807
NATCO Group, Inc. * (a)	64,140	1,589,389

		2,745,196
Insurance - 2.54%
American Physicians Capital, Inc. * (a)	35,139	1,732,001
HCC Insurance Holdings, Inc.	38,966	1,254,316
Scottish Re Group, Ltd. (a)	47,100	1,177,500

		4,163,817
Internet Content - 0.80%
Jupitermedia Corp. * (a)	88,748	1,317,020
Internet Service Provider - 0.82%
Avocent Corp. *	40,003	1,336,500
Internet Software - 1.52%
F5 Networks, Inc. *	21,945	1,488,310
WebEx Communications, Inc. * (a)	35,635	993,504

		2,481,814
Leisure Time - 2.53%
Penn National Gaming, Inc. *	38,773	1,344,648
SCP Pool Corp. (a)	29,513	1,282,930
Shuffle Master, Inc. * (a)	57,754	1,509,112

		4,136,690
Life Sciences - 1.05%
PerkinElmer, Inc.	72,513	1,725,084
Medical-Hospitals - 1.13%
Cepheid, Inc. * (a)	97,586	893,888
Lifepoint Hospitals, Inc. *	30,801	956,679

		1,850,567

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products - 2.64%
Commercial Metals Company (a)	30,863	$1,397,785
Crown Holdings, Inc. *	75,742	1,386,079
Matthews International Corp., Class A	41,156	1,528,534

		4,312,398
Petroleum Services - 4.61%
Core Laboratories NV * (a)	38,557	1,767,839
Grey Wolf, Inc. * (a)	238,347	1,654,128
McDermott International, Inc. * (a)	40,097	2,067,000
W-H Energy Services, Inc. *	52,132	2,059,214

		7,548,181
Pharmaceuticals - 1.88%
First Horizon Pharmaceutical Corp. * (a)	56,051	1,150,166
Medicis Pharmaceutical Corp., Class A	23,814	677,270
PDL BioPharma, Inc. * (a)	13,410	419,867
Salix Pharmaceuticals, Ltd. * (a)	52,585	828,740

		3,076,043
Railroads & Equipment - 0.65%
Genesee & Wyoming, Inc., Class A *	23,107	1,057,145
Real Estate - 1.32%
Equity Inns, Inc., REIT (a)	139,363	2,157,339
Retail Trade - 6.22%
AnnTaylor Stores Corp. *	21,260	771,738
Coldwater Creek, Inc. * (a)	67,642	1,519,916
Hibbett Sporting Goods, Inc. *	44,588	1,430,383
Pantry, Inc. * (a)	38,827	2,297,393
Payless ShoeSource, Inc. * (a)	54,966	1,302,694
Stein Mart, Inc.	64,528	1,076,327
The Men's Wearhouse, Inc. * (a)	56,562	1,771,522

		10,169,973
Semiconductors - 7.85%
ATMI, Inc. * (a)	42,605	1,279,428
Brooks Automation, Inc. *	49,068	769,877
Emulex Corp. * (a)	79,527	1,415,581
LSI Logic Corp. *	153,958	1,501,091
Microsemi Corp. * (a)	49,244	1,514,253
MIPS Technologies, Inc., Class A *	102,221	858,656
MKS Instruments, Inc. * (a)	87,665	1,960,189
ON Semiconductor Corp. * (a)	355,399	2,342,080
Semtech Corp. *	34,940	656,173
Skyworks Solutions, Inc. * (a)	102,342	538,319

		12,835,647
Software - 4.61%
Advent Software, Inc. * (a)	44,050	1,224,590
ANSYS, Inc. * (a)	36,533	1,732,395
Hyperion Solutions Corp. *	29,878	1,002,407
Progress Software Corp. *	62,824	1,834,460
Transaction Systems Architects, Inc., Class A *	52,533	1,752,501

		7,546,353

The accompanying notes are an integral part of the financial statements. 144

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services - 1.43%
ADTRAN, Inc. (a)	47,970	$1,320,134
ECI Telecom, Ltd. ADR *	117,394	1,023,676

		2,343,810
Trucking & Freight - 1.40%
Old Dominion Freight Lines, Inc. * (a)	45,246	1,192,685
Plains All American Pipeline LP (a)	24,408	1,093,722

		2,286,407

TOTAL COMMON STOCKS (Cost $134,141,349)		$155,591,652

SHORT TERM INVESTMENTS - 46.50%
Federal Home Loan Bank Discount Notes
zero coupon due 03/17/2006	$1,500,000	$1,497,070
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 03/14/2006	1,380,000	1,377,810
Rabobank USA Finance Corp.
4.56% due 03/01/2006	5,620,000	5,620,000
State Street Navigator Securities Lending
Prime Portfolio (c)	67,564,512	67,564,512

TOTAL SHORT TERM INVESTMENTS
(Cost $76,059,392)		$76,059,392

Total Investments (Emerging Growth Fund)
(Cost $210,200,741) - 141.61%		$231,651,044
Liabilities in Excess of Other Assets - (41.61)%		(68,068,939)

TOTAL NET ASSETS - 100.00%		$163,582,105

Emerging Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.23%
Advertising - 1.73%
Marchex, Inc., Class B *	27,135	$595,342
ValueClick, Inc. *	22,725	397,915

		993,257
Aerospace - 2.05%
ARGON ST, Inc. *	19,700	585,287
K&F Industries Holdings, Inc. *	17,000	263,160
Orbital Sciences Corp., Class A *	21,228	323,302

		1,171,749
Air Travel - 1.16%
JetBlue Airways Corp. *	26,300	299,820
Republic Airways Holdings, Inc. *	25,851	362,431

		662,251
Automobiles - 0.38%
Tenneco, Inc. *	9,700	219,705
Banking - 3.75%
Doral Financial Corp.	13,201	147,323
East West Bancorp, Inc.	9,516	358,658

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
First State Bancorporation	16,733	$432,046
Franklin Bank Corp. *	9,487	161,849
Greater Bay Bancorp	9,610	258,509
Hancock Holding Company	6,068	270,936
Signature Bank *	6,825	221,130
UCBH Holdings, Inc.	16,500	295,350

		2,145,801
Biotechnology - 4.12%
Coley Pharmaceutical Group, Inc. *	32,467	487,005
Digene Corp. *	11,484	476,127
Panacos Pharmaceuticals, Inc. *	12,901	93,919
Serologicals Corp. *	18,085	437,476
Telik, Inc. *	24,113	533,379
Trimeris, Inc. *	26,455	331,746

		2,359,652
Broadcasting - 0.06%
Entravision Communications Corp., Class A *	4,835	35,924
Building Materials & Construction - 0.78%
Beacon Roofing Supply, Inc. *	11,400	447,564
Business Services - 5.76%
BearingPoint, Inc. *	50,790	452,539
CDI Corp.	23,604	578,062
Global Cash Access, Inc. *	15,286	258,333
Global Payments, Inc.	11,918	620,451
Jackson Hewitt Tax Service, Inc.	9,976	283,318
LECG Corp. *	14,923	241,305
MAXIMUS, Inc.	9,274	338,594
Optimal Group, Inc. *	1,200	22,152
Quest Software, Inc. *	34,668	505,113

		3,299,867
Chemicals - 3.44%
Cabot Corp.	13,826	511,838
FMC Corp. *	10,270	624,519
Minerals Technologies, Inc.	8,294	443,978
Westlake Chemical Corp.	11,459	393,273

		1,973,608
Commercial Services - 0.36%
TNS, Inc. *	12,747	205,227
Computers & Business Equipment - 4.77%
FileNET Corp. *	20,998	540,488
Ixia *	25,400	306,324
Micros Systems, Inc. *	10,287	445,324
National Instruments Corp.	16,919	549,022
Trident Microsystems, Inc. *	16,200	452,628
Witness Systems, Inc. *	18,800	440,484

		2,734,270
Construction Materials - 0.28%
Clarcor, Inc.	4,728	160,043

The accompanying notes are an integral part of the financial statements. 145

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas - 0.61%
Western Refining, Inc. *	21,400	$347,536
Domestic Oil - 2.43%
Denbury Resources, Inc. *	22,958	650,859
Oil States International, Inc. *	21,487	741,946

		1,392,805
Drugs & Health Care - 1.82%
DOV Pharmaceutical, Inc. *	14,600	281,050
Impax Laboratories, Inc. *	26,121	292,555
Parexel International Corp. *	18,364	470,486

		1,044,091
Educational Services - 0.96%
Lincoln Educational Services Corp. *	14,484	239,565
Strayer Education, Inc.	3,200	308,256

		547,821
Electrical Equipment - 5.11%
FLIR Systems, Inc. *	32,627	843,082
Greatbatch, Inc. *	21,354	472,137
Sirf Technology Holdings, Inc. *	14,000	524,020
Tektronix, Inc.	19,114	588,711
Varian, Inc. *	12,470	497,553

		2,925,503
Electronics - 1.91%
Electro Scientific Industries, Inc. *	17,426	434,953
Trimble Navigation, Ltd. *	16,079	657,792

		1,092,745
Energy - 0.96%
Headwaters, Inc. *	14,759	547,854
Financial Services - 4.29%
Advance America Cash Advance Centers,
Inc.	18,274	254,191
Capitalsource, Inc. *	28,529	702,099
Financial Federal Corp.	18,179	507,726
GFI Group, Inc. *	6,439	386,726
National Financial Partners Corp.	10,352	609,215

		2,459,957
Gas & Pipeline Utilities - 0.27%
Bill Barrett Corp. *	4,610	152,683
Healthcare Products - 3.60%
American Medical Systems Holdings, Inc. *	21,630	468,722
Merit Medical Systems, Inc. *	22,754	324,244
Molecular Devices Corp. *	11,694	372,220
STERIS Corp.	14,567	360,825
Symmetry Medical, Inc. *	3,948	81,802
The Medicines Company *	22,307	454,840

		2,062,653
Healthcare Services - 2.23%
Sierra Health Services, Inc. *	13,148	548,140
Symbion, Inc. *	10,731	253,037

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
United Surgical Partners International, Inc. *	13,604 $	478,181

		1,279,358
Hotels & Restaurants - 3.12%
BJ's Restaurants, Inc. *	8,915	226,352
Four Seasons Hotels, Inc.	3,863	218,878
Orient Express Hotels, Ltd.	16,931	590,553
P.F. Chang's China Bistro, Inc. *	6,835	330,404
Panera Bread Company, Class A *	5,963	422,538

		1,788,725
Industrial Machinery - 2.81%
Flowserve Corp. *	16,367	841,264
FMC Technologies, Inc. *	5,580	261,814
Manitowoc, Inc.	6,605	509,047

		1,612,125
Insurance - 0.54%
Aspen Insurance Holdings, Ltd.	1,805	41,894
Max Re Capital, Ltd.	10,989	268,242

		310,136
Internet Content - 0.63%
RightNow Technologies, Inc. *	21,733	358,377
Internet Retail - 0.41%
Ariba, Inc. *	23,000	234,600
Internet Service Provider - 1.36%
Avocent Corp. *	10,498	350,738
Entrust, Inc. *	115,293	426,584

		777,322
Internet Software - 0.76%
Sapient Corp. *	58,144	436,080
Investment Companies - 0.59%
Ares Cap Corp.	19,637	340,506
Leisure Time - 1.93%
Gaylord Entertainment Company *	8,953	399,751
Penn National Gaming, Inc. *	20,372	706,501

		1,106,252
Manufacturing - 1.17%
Coherent, Inc. *	11,839	384,294
Mettler-Toledo International, Inc. *	4,709	285,177

		669,471
Medical-Hospitals - 2.43%
Psychiatric Solutions, Inc. *	16,812	555,301
RehabCare Group, Inc. *	11,057	223,130
VCA Antech, Inc. *	21,882	611,602

		1,390,033
Mining - 0.46%
Alpha Natural Resources, Inc. *	12,390	264,774
Mobile Homes - 0.65%
Winnebago Industries, Inc.	11,606	372,785

The accompanying notes are an integral part of the financial statements. 146

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services - 3.02%
Cal Dive International, Inc. *	25,012	$880,672
Superior Energy Services, Inc. *	32,659	849,134

		1,729,806
Pharmaceuticals - 1.70%
Adams Respiratory Therapeutics, Inc. *	10,000	375,100
Angiotech Pharmaceuticals, Inc. *	30,410	472,267
Penwest Pharmaceuticals Company *	5,400	125,550

		972,917
Real Estate - 3.42%
Felcor Lodging Trust, Inc., REIT	14,700	291,795
Innkeepers USA Trust, REIT	24,119	422,806
Jones Lang Lasalle, Inc.	7,584	513,285
LaSalle Hotel Properties, REIT	8,400	335,580
MeriStar Hospitality Corp., REIT *	38,647	398,451

		1,961,917
Retail Trade - 2.72%
Cost Plus, Inc. *	14,458	277,449
Hot Topic, Inc. *	20,818	274,381
Regis Corp.	6,458	247,212
Tractor Supply Company *	8,033	507,525
Tuesday Morning Corp.	11,325	249,264

		1,555,831
Sanitary Services - 0.56%
Waste Connections, Inc. *	8,706	318,988
Semiconductors - 8.92%
Actel Corp. *	25,648	374,204
FormFactor, Inc. *	14,422	531,306
Microsemi Corp. *	21,777	669,643
Microtune, Inc. *	47,952	258,941
Netlogic Microsystems, Inc *	5,100	180,285
Power Integrations, Inc. *	24,469	607,565
Semtech Corp. *	30,951	581,260
Silicon Laboratories, Inc. *	20,498	983,494
Varian Semiconductor Equipment
Associates, Inc. *	19,229	906,840
ZILOG, Inc. *	8,197	18,525

		5,112,063
Software - 0.64%
THQ, Inc. *	15,287	366,888
Telecommunications Equipment &
Services - 2.60%
Arris Group, Inc. *	29,559	375,104
Essex Corp. *	20,253	455,693
Viasat, Inc. *	24,544	659,006

		1,489,803
Trucking & Freight - 3.96%
Forward Air Corp.	19,054	676,036
Knight Transportation, Inc.	33,681	666,547
Landstar Systems, Inc.	7,430	346,164
Oshkosh Truck Corp.	5,105	289,606

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight (continued)
Wabash National Corp.	14,600	$291,562

		2,269,915

TOTAL COMMON STOCKS (Cost $48,656,873)		$55,701,238

REPURCHASE AGREEMENTS - 1.54%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$883,079 on 3/01/2006,
collateralized by $915,000 Federal
Home Loan Bank, 6.00% due
11/15/2024 (valued at $901,275,
including interest) (c)	$883,000	$883,000

TOTAL REPURCHASE AGREEMENTS
(Cost $883,000)		$883,000

Total Investments (Emerging Small Company Fund)
(Cost $49,539,873) - 98.77%		$56,584,238
Other Assets in Excess of Liabilities - 1.23%		707,508

TOTAL NET ASSETS - 100.00%		$57,291,746

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.18%
Aerospace - 1.76%
Lockheed Martin Corp.	104,300	$7,600,341
Raytheon Company	171,500	7,443,100

		15,043,441
Aluminum - 0.64%
Alcoa, Inc.	187,100	5,485,772
Auto Parts - 0.62%
Genuine Parts Company (a)	119,750	5,331,270
Automobiles - 0.18%
Ford Motor Company (a)	194,500	1,550,165
Banking - 4.47%
Bank of America Corp.	143,146	6,563,244
Bank of Ireland	195,100	3,477,196
Fifth Third Bancorp. (a)	241,462	9,332,506
Mercantile Bankshares Corp.	75,225	2,873,595
National City Corp. (a)	94,300	3,281,640
Northern Trust Corp.	54,900	2,894,328
SunTrust Banks, Inc.	88,000	6,368,560
Wells Fargo Company	51,200	3,287,040

		38,078,109
Biotechnology - 0.60%
MedImmune, Inc. *	139,700	5,097,653
Broadcasting - 0.61%
CBS Corp., Class B	211,200	5,165,952

The accompanying notes are an integral part of the financial statements. 147

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services - 0.26%
Cendant Corp.	132,200	$2,197,164
Cable and Television - 3.55%
Cablevision Systems New York Group,
Class A * (a)	76,700	2,013,375
Comcast Corp., Class A *	295,061	7,916,487
EchoStar Communications Corp., Class A * (a)	105,300	3,092,661
Time Warner, Inc. (a)	611,900	10,591,989
Viacom, Inc. *	166,300	6,645,348

		30,259,860
Cellular Communications - 0.63%
Motorola, Inc.	251,800	5,388,520
Chemicals - 1.32%
Chemtura Corp.	149,624	1,657,834
E.I. Du Pont De Nemours & Company	196,000	7,887,040
Hercules, Inc. * (a)	146,700	1,738,395

		11,283,269
Computers & Business Equipment - 2.84%
Cisco Systems, Inc. *	306,000	6,193,440
Hewlett-Packard Company	237,299	7,785,780
International Business Machines Corp.	128,000	10,270,720

		24,249,940
Construction Materials - 0.63%
Vulcan Materials Company (a)	68,100	5,379,900
Cosmetics & Toiletries - 3.31%
Avon Products, Inc. (a)	224,100	6,465,285
Colgate-Palmolive Company	192,000	10,460,160
International Flavors & Fragrances, Inc. (a)	171,700	5,945,971
Kimberly-Clark Corp.	89,700	5,308,446

		28,179,862
Crude Petroleum & Natural Gas - 2.76%
Amerada Hess Corp.	67,600	9,349,756
ChevronTexaco Corp.	250,360	14,140,333

		23,490,089
Domestic Oil - 0.27%
Murphy Oil Corp.	49,600	2,324,752
Drugs & Health Care - 1.15%
Wyeth	197,200	9,820,560
Electrical Equipment - 3.48%
Cooper Industries, Ltd., Class A (a)	81,900	6,855,030
General Electric Company	693,900	22,808,493

		29,663,523
Electrical Utilities - 1.07%
FirstEnergy Corp. (a)	99,175	5,065,859
Pinnacle West Capital Corp.	60,300	2,475,315
TECO Energy, Inc.	94,900	1,618,994

		9,160,168
Electronics - 0.70%
Sony Corp.	124,200	5,929,348

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 2.27%
Duke Energy Corp. (a)	287,100	$8,153,640
Progress Energy, Inc.	142,600	6,328,588
Xcel Energy, Inc. (a)	260,700	4,838,592

		19,320,820
Financial Services - 7.96%
Charles Schwab Corp.	540,400	8,759,884
Citigroup, Inc.	96,996	4,497,704
Federal National Mortgage Association	75,000	4,101,000
Janus Capital Group, Inc.	28,500	625,005
JPMorgan Chase & Company	483,914	19,908,222
Mellon Financial Corp.	256,000	9,239,040
Morgan Stanley	196,100	11,699,326
State Street Corp. (a)(c)	143,900	8,990,872

		67,821,053
Food & Beverages - 3.49%
Campbell Soup Company	196,000	6,101,480
General Mills, Inc. (a)	150,300	7,402,275
H.J. Heinz Company	69,600	2,635,752
McCormick & Company, Inc. (a)	106,200	3,486,546
The Coca-Cola Company	240,800	10,106,376

		29,732,429
Gas & Pipeline Utilities - 0.86%
NiSource, Inc. (a)	358,000	7,349,740
Healthcare Products - 2.04%
Baxter International, Inc.	122,300	4,629,055
Boston Scientific Corp. *	179,300	4,378,506
Johnson & Johnson	145,100	8,365,015

		17,372,576
Hotels & Restaurants - 0.54%
McDonald's Corp.	131,200	4,580,192
Household Products - 1.50%
Fortune Brands, Inc.	63,900	4,955,445
Newell Rubbermaid, Inc. (a)	314,200	7,814,154

		12,769,599
Industrial Machinery - 1.84%
Deere & Company	137,100	10,456,617
Pall Corp. (a)	177,000	5,207,340

		15,663,957
Insurance - 5.52%
American International Group, Inc.	102,365	6,792,941
Chubb Corp.	42,700	4,088,525
Lincoln National Corp. (a)	128,098	7,272,124
Marsh & McLennan Companies, Inc.	444,200	13,730,222
SAFECO Corp.	53,800	2,771,238
St. Paul Travelers Companies, Inc.	154,049	6,621,026
UnumProvident Corp. (a)	276,900	5,729,061

		47,005,137
International Oil - 2.20%
Anadarko Petroleum Corp.	69,500	6,891,620

The accompanying notes are an integral part of the financial statements. 148

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil (continued)
Royal Dutch Shell PLC, ADR	196,100	$11,860,128

		18,751,748
Leisure Time - 0.91%
Walt Disney Company	276,700	7,744,833
Liquor - 1.21%
Anheuser-Busch Companies, Inc.	247,600	10,285,304
Manufacturing - 2.11%
Eaton Corp.	46,700	3,253,589
Honeywell International, Inc. (a)	283,700	11,617,515
Tyco International, Ltd.	120,700	3,112,853

		17,983,957
Newspapers - 1.37%
Dow Jones & Company, Inc. (a)	170,000	6,910,500
Knight-Ridder, Inc. (a)	79,500	4,771,590

		11,682,090
Office Furnishings & Supplies - 0.84%
Avery Dennison Corp.	119,500	7,170,000
Paper - 1.95%
International Paper Company	395,925	12,974,462
MeadWestvaco Corp. (a)	131,200	3,649,984

		16,624,446
Petroleum Services - 3.27%
BP PLC, SADR (a)	112,192	7,451,793
Exxon Mobil Corp.	248,224	14,737,059
Schlumberger, Ltd.	49,100	5,646,500

		27,835,352
Pharmaceuticals - 5.05%
Abbott Laboratories	147,400	6,512,132
Bristol-Myers Squibb Company	239,400	5,530,140
Eli Lilly & Company (a)	76,100	4,232,682
Merck & Company, Inc.	348,900	12,162,654
Pfizer, Inc.	392,800	10,287,432
Schering-Plough Corp.	232,900	4,308,650

		43,033,690
Photography - 0.75%
Eastman Kodak Company (a)	229,100	6,426,255
Publishing - 2.08%
The New York Times Company, Class A (a)	315,100	8,892,122
Tribune Company (a)	289,300	8,852,580

		17,744,702
Railroads & Equipment - 2.32%
Norfolk Southern Corp.	117,400	6,008,532
Union Pacific Corp.	155,000	13,725,250

		19,733,782
Real Estate - 0.42%
Simon Property Group, Inc., REIT (a)	43,200	3,584,304
Retail Grocery - 0.26%
Sysco Corp.	73,000	2,196,570

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade - 2.03%
Home Depot, Inc.	106,700	$4,497,405
RadioShack Corp.	153,500	3,000,925
Wal-Mart Stores, Inc.	215,300	9,766,008

		17,264,338
Sanitary Services - 0.82%
Waste Management, Inc.	209,722	6,975,354
Semiconductors - 1.56%
Analog Devices, Inc.	147,100	5,610,394
Intel Corp.	191,500	3,944,900
Texas Instruments, Inc.	125,000	3,731,250

		13,286,544
Software - 1.27%
Microsoft Corp.	403,100	10,843,390
Telecommunications Equipment &
Services - 1.35%
Lucent Technologies, Inc. * (a)	595,500	1,667,400
Nokia Oyj, SADR	352,500	6,549,450
Telus Corp., Non Voting Shares	51,200	1,989,632
Telus Corp.	33,000	1,296,511

		11,502,993
Telephone - 5.33%
ALLTEL Corp.	132,700	8,380,005
AT&T Corp.	470,773	12,988,627
Qwest Communications International, Inc. * (a)	1,240,800	7,841,856
Sprint Corp.	353,300	8,489,799
Verizon Communications, Inc.	228,252	7,692,092

		45,392,379
Tobacco - 0.39%
UST, Inc. (a)	86,700	3,370,896
Toys, Amusements & Sporting Goods - 0.82%
Mattel, Inc.	414,000	6,975,900

TOTAL COMMON STOCKS (Cost $754,856,822)		$811,103,647

CORPORATE BONDS - 0.28%
Telecommunications Equipment &
Services - 0.28%
Lucent Technologies, Inc.
8.00% due 08/01/2031 (a)	$2,366,000	2,398,864

TOTAL CORPORATE BONDS (Cost $2,444,494)		$2,398,864

SHORT TERM INVESTMENTS - 15.05%
State Street Navigator Securities
Lending Prime Portfolio (c)	$89,633,044	$89,633,044
T. Rowe Price Reserve Investment Fund (c)	38,599,533	38,599,533

TOTAL SHORT TERM INVESTMENTS
(Cost $128,232,576)		$128,232,577

The accompanying notes are an integral part of the financial statements. 149

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.29%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$2,499,222 on 03/01/2006,
collateralized by $2,575,000
Federal National Mortgage
Association, 5.7% due 03/27/2023
(valued at $2,549,250, including
interest) (c)	$2,499,000	$2,499,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,499,000)		$2,499,000

Total Investments (Equity-Income Fund)
(Cost $888,032,892) - 110.80%		$944,234,088
Liabilities in Excess of Other Assets - (10.80)%		(92,069,475)

TOTAL NET ASSETS - 100.00%		$852,164,613

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.75%
Advertising - 0.25%
WPP Group PLC-Sponsored ADR (a)	28,451	$1,649,873
Banking - 7.68%
Commerce Bancorp, Inc. (a)	104,800	3,476,216
Fifth Third Bancorp. (a)	119,929	4,635,256
Golden West Financial Corp. (a)	312,999	22,232,319
Lloyds TSB Group PLC-Sponsored ADR (a)	119,881	4,693,341
Wells Fargo Company	240,133	15,416,539

		50,453,671
Broadcasting - 0.96%
Liberty Media Corp., Series A *	391,700	3,227,608
News Corp. (a)	186,900	3,042,732

		6,270,340
Business Services - 4.35%
Dun & Bradstreet Corp. *	17,095	1,243,490
H & R Block, Inc. (a)	332,323	7,410,803
Iron Mountain, Inc. * (a)	228,742	9,996,026
Moody's Corp.	147,801	9,902,667

		28,552,986
Cable and Television - 2.54%
Comcast Corp.-Special Class A * (a)	622,557	16,653,400
Computers & Business Equipment - 2.03%
Dell, Inc. *	193,900	5,623,100
Hewlett-Packard Company	119,384	3,916,989
Lexmark International, Inc. * (a)	80,957	3,812,265

		13,352,354
Construction Materials - 1.59%
Martin Marietta Materials, Inc. (a)	59,479	5,799,203
Vulcan Materials Company (a)	58,670	4,634,930

		10,434,133

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Glass - 2.21%
Sealed Air Corp. * (a)	254,904	$14,498,940
Cosmetics & Toiletries - 0.80%
Avon Products, Inc.	181,912	5,248,161
Crude Petroleum & Natural Gas - 6.54%
Devon Energy Corp.	241,409	14,153,810
EOG Resources, Inc. (a)	205,788	13,870,111
Occidental Petroleum Corp.	163,091	14,929,350

		42,953,271
Financial Services - 10.83%
Ameriprise Financial, Inc.	159,913	7,272,843
Citigroup, Inc.	304,319	14,111,272
HSBC Holdings PLC	1,040,772	17,779,490
JPMorgan Chase & Company	647,682	26,645,637
Morgan Stanley	66,975	3,995,729
State Street Corp. (c)	20,775	1,298,022

		71,102,993
Food & Beverages - 1.77%
Diageo PLC, SADR (a)	117,581	7,254,748
Hershey Foods Corp. (a)	84,883	4,341,765

		11,596,513
Healthcare Services - 2.89%
Cardinal Health, Inc. (a)	103,152	7,488,835
HCA, Inc. (a)	239,851	11,488,863

		18,977,698
Holdings Companies/Conglomerates - 5.24%
Berkshire Hathaway, Inc., Class A *	232	20,137,600
China Merchants Holdings
International Company, Ltd.	949,253	2,703,867
Loews Corp.	125,637	11,591,269

		34,432,736
Household Products - 0.17%
Hunter Douglas NV	18,840	1,134,235
Industrials - 0.27%
Cosco Pacific, Ltd.	825,415	1,739,407
Insurance - 10.62%
American International Group, Inc.	449,143	29,805,129
Aon Corp. (a)	136,908	5,422,926
Chubb Corp.	18,352	1,757,204
Markel Corp. *	1,247	409,702
Marsh & McLennan Companies, Inc.	149,348	4,616,347
Principal Financial Group, Inc.	41,542	2,023,926
Progressive Corp. (a)	165,699	17,804,357
Sun Life Financial, Inc.	26,071	1,137,217
Transatlantic Holdings, Inc. (a)	110,012	6,726,134

		69,702,942
International Oil - 3.30%
ConocoPhillips	355,850	21,692,616
Internet Retail - 0.35%
Expedia, Inc. * (a)	47,077	893,051

The accompanying notes are an integral part of the financial statements. 150

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Retail (continued)
IAC/InterActiveCorp * (a)	47,077	$1,376,531

		2,269,582
Liquor - 0.73%
Heineken Holding NV	138,125	4,808,237
Manufacturing - 5.72%
Harley-Davidson, Inc. (a)	217,732	11,433,107
Tyco International, Ltd.	1,013,988	26,150,751

		37,583,858
Mining - 0.44%
BHP Billiton PLC	85,117	1,433,152
Rio Tinto PLC	30,200	1,419,537

		2,852,689
Petroleum Services - 0.87%
Transocean, Inc. *	76,575	5,680,334
Pharmaceuticals - 1.11%
Caremark Rx, Inc. *	147,071	7,316,782
Publishing - 1.24%
Gannett Company, Inc.	31,418	1,952,943
Lagardere S.C.A.	80,087	6,196,371

		8,149,314
Real Estate - 1.40%
CenterPoint Properties Corp., REIT (a)	184,098	9,177,285
Retail Trade - 6.13%
Costco Wholesale Corp.	533,248	27,344,958
Wal-Mart Stores, Inc.	284,595	12,909,229

		40,254,187
Software - 1.43%
Microsoft Corp.	350,026	9,415,699
Telecommunications Equipment &
Services - 1.25%
Nokia Oyj, SADR	85,286	1,584,614
NTL, Inc. *	20,490	1,349,266
SK Telecom Company, Ltd., ADR	116,639	2,816,832
Telewest Global, Inc. * (a)	102,966	2,455,739

		8,206,451
Tobacco - 4.48%
Altria Group, Inc.	409,203	29,421,696
Travel Services - 4.70%
American Express Company	572,165	30,828,250
Trucking & Freight - 0.86%
Kuehne & Nagel International AG	6,550	1,978,112
United Parcel Service, Inc., Class B	49,142	3,671,399

		5,649,511

TOTAL COMMON STOCKS (Cost $591,504,405)		$622,060,144

Fundamental Value Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES - 1.52%
GCO Education Loan Funding Trust, Series
2005-1, Class A6AR
zero coupon due 03/25/2042 (b)		$10,000,000	$10,000,000

TOTAL ASSET BACKED SECURITIES
(Cost $10,000,000)			$10,000,000

SHORT TERM INVESTMENTS - 15.60%
Rabobank USA Financial Corp.
4.56% due 03/01/2006		$23,974,000	$23,974,000
State Street Navigator Securities Lending
Prime Portfolio (c)		78,446,424	78,446,424

TOTAL SHORT TERM INVESTMENTS
(Cost $102,420,424)			$102,420,424

Total Investments (Fundamental Value Fund)
(Cost $703,924,829) - 111.87%			$734,480,568
Liabilities in Excess of Other Assets - (11.87)%			(77,906,886)

TOTAL NET ASSETS - 100.00%			$656,573,682

Global Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 1.57%
Treasury Inflation Protected
Securities (d) - 0.07%
2.00% due 01/15/2026 (a)***		$396,676	$399,000
U.S. Treasury Bonds - 1.37%
7.875% due 02/15/2021 (a)***		5,500,000	7,351,526
U.S. Treasury Notes - 0.13%
4.25% due 08/15/2013 to
11/15/2014 (a)***		700,000	682,570

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,415,899)			$8,433,096

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.96%
Federal National Mortgage
Association - 13.96%
4.678% due 10/01/2044 (b)***		2,497,692	2,510,341
5.020% due 11/01/2035 (b)***		1,960,962	2,019,416
5.50% due 04/01/2034 to 02/01/2036 ***		47,213,637	46,861,923
5.50% TBA **		23,800,000	23,577,408

			74,969,088

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $74,876,610)			$74,969,088

FOREIGN GOVERNMENT OBLIGATIONS - 27.28%
France - 3.33%
Government of France
5.50% due 04/25/2010	EUR	13,800,000	17,884,504
Germany - 14.47%
Federal Republic of Germany
4.25% due 01/04/2014 ***		4,800,000	6,038,058

The accompanying notes are an integral part of the financial statements. 151

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Germany (continued)
Federal Republic of Germany (continued)
5.00% due 01/04/2012 ***	EUR	5,100,000	$6,609,490
5.25% due 07/04/2010 ***		13,400,000	17,248,985
5.50% due 01/04/2031		18,200,000	27,850,835
6.50% due 07/04/2027 ***		11,900,000	19,921,418

			77,668,786

Netherlands - 4.26%
Kingdom of Netherlands
zero coupon due 04/28/2006 ***		16,000,000	18,999,047
3.75% due 07/15/2014 ***		3,200,000	3,894,892

			22,893,939

United Kingdom - 5.22%
Government of United Kingdom
4.75% due 06/07/2010	GBP	15,700,000	28,011,117

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $147,778,790)			$146,458,346

CORPORATE BONDS - 6.48%
Japan - 0.13%
Bank of Tokyo-Mitsubishi UFJ Ltd., Series EMTN
3.50% due 12/16/2015 (b)***	EUR	600,000	705,680
Luxembourg - 0.11%
VTB Capital SA for Vneshtorgbank, Series 144A
5.25% due 09/21/2007 (b)***		$600,000	600,150
Netherlands - 0.46%
Rabobank Nederland
4.64% due 01/15/2009 (b)***		2,500,000	2,498,900
Spain - 0.47%
Santander US Debt SA Unipersonal, Series 144A
4.77% due 02/06/2009 (b)		2,500,000	2,499,090
United Kingdom - 0.22%
Royal Bank of Scotland Group PLC, Series 144A
4.50% due 12/21/2007 (b)***		1,200,000	1,199,944
United States - 5.09%
Atlantic & Western Re, Ltd., Series A
10.5194% due 01/09/2007 (b)		1,200,000	1,200,000
Bear Stearns Company, Inc.
4.8975% due 01/31/2011 (b)***		2,800,000	2,800,848
BellSouth Corp.
4.258% due 04/26/2006 (b)***		400,000	399,577
Cisco Systems, Inc.
4.85% due 02/20/2009 (a)(b)***		2,600,000	2,601,973
CIT Group, Inc., Series MTN
4.84% due 02/21/2008 (b)***		1,100,000	1,099,723
Citigroup, Inc.
4.5594% due 12/26/2008 (b)***		1,500,000	1,499,488
4.7075% due 01/30/2009 (b)***		3,000,000	2,998,581
CMS Energy Corp.
7.50% due 01/15/2009 (a)***		800,000	826,000
8.90% due 07/15/2008 ***		400,000	427,000
9.875% due 10/15/2007 ***		1,340,000	1,433,800

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
DaimlerChrysler NA Holding Corp., Series D, MTN
4.96% due 09/10/2007 (b)***		$1,500,000	$1,504,480
Dominion Resources, Inc., Series D
4.819% due 09/28/2007 (b)***		1,500,000	1,500,860
El Paso Corp.
7.625% due 08/16/2007 ***		100,000	102,125
General Electric Capital Corp., Series MTN
4.671% due 01/20/2010 (b)***		2,600,000	2,598,638
Genworth Global Funding Trusts
4.641% due 02/10/2009 (b)***		2,600,000	2,599,405
HCA, Inc.
7.125% due 06/01/2006 ***		1,200,000	1,205,239
Koch Forest Products, Inc.
6.88% due 12/20/2012		1,000,000	1,000,000
MCI, Inc.
7.688% due 05/01/2009 ***		200,000	206,000
Oracle Corp and Ozark Holding, Inc.
4.81% due 01/13/2009 (b)***		1,300,000	1,299,870

			27,303,607

TOTAL CORPORATE BONDS (Cost $34,825,045)			$34,807,371

COLLATERALIZED MORTGAGE
OBLIGATIONS - 18.08%
Ireland - 0.28%
Paris Residential Funding PLC, Series 1X, Class A
2.51% due 07/25/2011 (b)***	EUR	1,254,163	1,497,542
Netherlands - 1.40%
Atomium Mortgage Finance BV,
Series 2003-I , Class A
2.314% due 07/01/2034 (b)***		1,328,575	1,587,344
Delphinus BV, Series 2001-II, Class A1
2.74% due 11/28/2031 (b)***		2,000,000	2,400,989
Delphinus BV, Series 2003-I, Class A1
2.41% due 04/25/2093 (b)***		1,000,000	1,199,302
Dutch Mortgage Portfolio Loans, BV,
Series III, Class A
2.854% due 11/20/2035 (b)***		1,932,249	2,317,351

			7,504,986

United States - 16.40%
American Home Mortgage Investment Trust,
Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)***		$1,024,520	1,000,334
Banc of America Commercial Mortgage, Inc.,
Series 2002-2 , Class A2
4.772% due 07/11/2043 ***		2,500,000	2,469,565
Banc of America Funding Corp.,
Series 2006-A, Class 1A1
4.6271% due 02/20/2036 (b)***		2,500,000	2,458,484
Banc of America Mortgage Securities,
Series 2004-4, Class 1A9
5.00% due 05/25/2034 ***		2,202,688	2,143,404
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1
4.625% due 10/25/2035 (b)***		4,355,711	4,252,311

The accompanying notes are an integral part of the financial statements. 152

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
4.82% due 05/20/2045 (b)***	$2,732,934	$2,753,058
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class 1A1
4.90% due 12/25/2035 (b)***	883,558	883,971
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A2A
4.70% due 12/25/2035 ***	3,032,863	3,006,903
Commercial Mortgage Pass Through
Certificates, Series 2006-CN2A, Class A2FL
1.00% due 02/05/2019 (b)***	2,600,000	2,600,000
Countrywide Alternative Loan Trust,
Series 2005-11CB, Class 2A8
4.50% due 06/25/2035 ***	2,562,828	2,523,452
Countrywide Alternative Loan Trust,
Series 2005-81, Class A1
4.8606% due 02/25/2037 (b)***	6,284,677	5,943,848
Countrywide Alternative Loan Trust,
Series 2006-OA1, Class 2A1
4.80% due 02/25/2036 (b)***	2,600,000	2,600,000
Countrywide Home Loan Mortgage
Pass Through Trust, Series 2005-HYB9 , Class 5A1
5.25% due 02/20/2036 (b)***	1,084,456	1,074,535
Countrywide Home Loan Mortgage
Pass Through Trust, Series 2005-R2, Class 1AF1
4.9206% due 06/25/2035 (b)***	257,016	257,950
Countrywide Home Loans,
Series 2004-12, Class 14A2
4.8606% due 08/25/2034 (b)***	634,777	635,320
Countrywide Home Loans,
Series 2004-25, Class 1A1
4.9106% due 02/25/2035 (b)***	954,522	957,294
Countrywide Home Loans,
Series 2004-25, Class 2A1
4.9206% due 02/25/2035 (b)***	1,051,813	1,053,736
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 02/20/2036 ***	1,076,937	1,066,874
CS First Boston Mortgage Securities Corp.,
Series 2005-CN2A, Class A1S
4.79% due 11/15/2019 (b)***	649,989	649,943
Federal Home Loan Mortgage Corp., Series
2004-2770, Class YW
4.00% due 06/15/2022	2,612,158	2,575,056
Federal Home Loan Mortgage Corp., Series
2004-2895, Class F
4.92% due 06/15/2031 (b)***	975,484	974,478
Federal Home Loan Mortgage Corp., Series 2844,
Class PR
5.00% due 09/15/2017 ***	673,428	671,559
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
4.678% due 02/25/2045 (b)***	938,914	947,521

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Federal National Mortgage Association
Grantor Trust, Series 2005-T3, Class A1A
4.6206% due 07/25/2035 (b)***	$796,063	$796,143
Federal National Mortgage Association
Grantor Trust, Series 2005-T4, Class A1B
4.6706% due 09/25/2035 (b)***	1,200,000	1,200,473
Federal National Mortgage Association,
Series 2003-W6, Class F
4.9306% due 09/25/2042 (b)***	1,251,250	1,258,477
Federal National Mortgage Association,
Series 2004-W2, Class 5AF
4.9306% due 03/25/2044 (b)***	1,118,395	1,119,681
Federal National Mortgage Association,
Series 2005-120, Class NF
4.6806% due 01/25/2021 (b)***	1,387,658	1,382,707
Federal National Mortgage Association,
Series 2006-15, Class FC
4.567% due 03/25/2036 (b)***	2,600,000	2,600,000
Federal National Mortgage Association,
Series 2006-5, Class 3A2
4.6893% due 05/25/2035 (b)***	1,200,000	1,180,875
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
4.92% due 11/15/2031 (b)***	884,828	888,070
GMAC Mortgage Corp Loan Trust,
Series 2004-J4, Class A1
5.50% due 09/25/2034 ***	1,435,438	1,423,199
GS Mortgage Securities Corp.,
Series 2003-1, Class A2
5.2806% due 01/25/2032 (b)***	1,128,363	1,139,537
Harborview Mortgage Loan Trust,
Series 2006-1, Class 2A1A
4.81% due 03/19/2037 (b)***	2,500,000	2,500,000
LB-UBS Commercial Mortgage Trust,
Series 2003-C1, Class A2
3.323% due 03/15/2027 ***	4,420,000	4,270,852
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
5.01% due 12/15/2030 (b)***	2,040,272	2,040,815
Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A1
3.585% due 09/12/2041 ***	1,145,492	1,115,047
MLCC Mortgage Investors, Inc.,
Series 2003-C, Class A1
4.9106% due 06/25/2028 (b)***	2,283,591	2,291,074
Sequoia Mortgage Trust, Series 5, Class A
4.92% due 10/19/2026 (b)***	719,977	721,993
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A2
4.58% due 02/25/2034 (b)***	2,021,814	1,998,761
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-19, Class 2A1
5.288% due 01/25/2035 (b)***	3,352,276	3,356,466
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C16, Class A1
4.061% due 10/15/2041 ***	2,404,472	2,355,033

The accompanying notes are an integral part of the financial statements. 153

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Washington Mutual Mortgage Securities Corp.,
Series 2003-R1, Class A1
4.8506% due 12/25/2027 (b)***	$1,882,507	$1,881,881
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR13, Class A1A1
4.8706% due 10/25/2045 (b)***	580,462	583,140
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR2, Class 2A1A
4.8906% due 01/25/2045 (b)***	1,185,726	1,190,887
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR6, Class 2A1A
4.8106% due 04/25/2045 (b)***	2,002,729	2,006,079
Washington Mutual Mortgage Securities Corp.,
Series 2006-AR3, Class A1A
4.618% due 02/25/2046 (b)***	2,600,000	2,600,000
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)***	2,700,000	2,673,633

		88,074,419

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $97,592,424)		$97,076,947

ASSET BACKED SECURITIES - 18.87%
United States - 18.87%
AAA Trust, Series 2005-2, Class A1
4.705% due 11/26/2035 (b)***	2,417,033	2,420,231
ACE Securities Corp., Series 2006-HE1, Class A2A
4.64% due 02/25/2036 (b)***	2,600,000	2,600,000
ACE Securities Corp., Series 2006-NC1, Class A2A
4.6506% due 12/25/2035 (b)***	2,500,000	2,499,610
ACE Securities Corp., Series 2006-NC1, Class A2B
4.7306% due 12/25/2035 (b)***	2,500,000	2,500,390
Argent Securities, Inc., Series 2005-W4, Class A2A
4.7206% due 02/25/2036 (b)***	3,200,909	3,202,411
Carrington Mortgage Loan Trust,
Series 2005-NC3, Class A1A
4.6606% due 06/25/2035 (b)***	1,352,866	1,352,816
Countrywide Asset-Backed Certificates,
Series 2005-4, Class 3AV1
4.6606% due 10/25/2035 (b)***	1,356,746	1,356,898
Countrywide Asset-Backed Certificates,
Series 2006-1, Class AF1
4.71% due 02/25/2036 (b)***	2,700,000	2,700,845
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A1
4.64% due 02/25/2036 (b)***	2,800,000	2,800,000
FBR Securitization Trust,
Series 2005-5, Class AV21
4.7006% due 11/25/2035 (b)***	1,017,489	1,017,531
First NLC Trust, Series 2005-3, Class AV1
4.6906% due 12/25/2035 (b)***	836,814	836,831
First NLC Trust, Series 2005-4, Class A1
4.7006% due 02/25/2036 (b)***	494,732	494,887

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
United States (continued)
GE-WMC Mortgage Securities LLC,
Series 2005-2, Class A2A
4.6806% due 12/25/2035 (b)***	$373,991	$373,582
GSAMP Trust, Series 2006-NC1, Class A1
4.641% due 02/25/2036 (b)***	2,600,000	2,600,000
GSAMP Trust, Series 2006-S1, Class A2A
4.6706% due 11/25/2035 (b)***	2,800,000	2,800,437
GSAMP Trust, Series 2006-SD1, Class A1
4.7006% due 12/25/2035 (b)***	2,556,956	2,557,355
GSR Mortgage Loan Trust,
Series 2005-HEL1, Class A2A
4.6806% due 11/25/2030 (b)***	2,426,656	2,426,656
Home Equity Asset Trust, Series 2005-8, Class 2A1
4.6906% due 02/25/2036 (b)***	1,028,857	1,029,061
Home Equity Mortgage Trust,
Series 2006-1, Class A1A1
4.661% due 04/25/2036 (b)***	2,600,000	2,600,000
JP Morgan Mortgage Acquisition Corp.,
Series 2006-FRE1, Class A2
4.6506% due 05/25/2035 (b)***	2,500,000	2,499,610
Long Beach Mortgage Loan Trust,
Series 2005-3, Class 2A1
4.7006% due 09/25/2035 (b)***	159,243	159,267
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 2A1
4.64% due 03/25/2036 (b)	2,700,000	2,700,000
Long Beach Mortgage Loan Trust,
Series 2006-WL1, Class 2A1
4.67% due 01/25/2036 (b)***	4,100,000	4,102,056
Mastr Asset Backed Securities Trust,
Series 2005-NC2, Class A1
4.69% due 11/25/2035 (b)***	2,595,242	2,595,348
Mastr Asset Backed Securities Trust,
Series 2006-HE1, Class A1
4.66% due 01/25/2036 (b)***	2,700,000	2,700,000
Mastr Asset Backed Securities Trust,
Series 2006-NC1, Class A1
4.65125% due 01/25/2036 (b)***	2,700,000	2,700,000
MBNA Credit Card Master Note Trust,
Series 2001-A1, Class A
5.75% due 10/15/2008 ***	1,950,000	1,955,007
Metris Master Trust, Series 2001-2, Class A
4.89% due 11/20/2009 (b)***	4,100,000	4,102,362
Morgan Stanley Capital I,
Series 2004-HE9, Class A3A
2.24% due 11/25/2034 (b)	5,300,000	5,300,000
Nelnet Student Loan Trust, Series 2006-1, Class A1
4.75% due 08/23/2011 (b)***	2,600,000	2,599,594
New Century Home Equity Loan Trust,
Series 2005-B, Class A2A
4.7006% due 10/25/2035 (b)***	1,424,019	1,424,239
Nomura Asset Acceptance Corp.,
Series 2006-S1, Class A1
4.72% due 01/25/2036 (b)***	900,000	900,000

The accompanying notes are an integral part of the financial statements. 154

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
United States (continued)
Park Place Securities, Inc.,
Series 2004-WWF1, Class A1A
4.7506% due 02/25/2035 (b)***	$1,008,426	$1,008,487
Park Place Securities, Inc.,
Series 2005-WHQ4, Class A2A
4.6906% due 09/25/2035 (b)***	1,514,400	1,514,614
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AV1
4.6906% due 09/25/2035 (b)***	1,330,841	1,330,632
Residential Asset Mortgage Products, Inc.,
Series 2006-NC1, Class A1
4.6606% due 01/25/2036 (b)***	2,500,000	2,499,220
Residential Asset Mortgage Products, Inc.,
Series 2006-NC2, Class A1
4.64% due 02/25/2036 (b)	5,300,000	5,300,000
Residential Asset Securities Corp.,
Series 2005-EMX1, Class AI1
4.6806% due 03/25/2035 (b)***	1,392,467	1,392,629
Residential Asset Securities Corp.,
Series 2005-KS12, Class A1
4.6706% due 01/25/2036 (b)***	693,372	693,480
Residential Asset Securities Corp.,
Series 2006-EMX1, Class A1
4.6606% due 01/25/2036 (b)***	2,500,000	2,500,000
Residential Asset Securities Corp.,
Series 2006-KS2, Class A1
4.64% due 03/25/2036 (b)***	1,100,000	1,099,828
Securitized Asset Backed Receivables LLC Trust,
Series 2005-FR4, Class A2A
4.7006% due 01/25/2036 (b)***	1,562,751	1,562,920
SLM Student Loan Trust, Series 2003-11, Class A2
4.5413% due 03/15/2013 (b)***	1,940,572	1,940,370
Soundview Home Equity Loan Trust,
Series 2005-A, Class A
4.7506% due 04/25/2035 (b)***	759,764	759,917
Soundview Home Equity Loan Trust,
Series 2005-B, Class A1
4.6906% due 05/25/2035 (b)***	352,425	352,397
Specialty Underwriting & Residential Finance,
Series 2006-BC1, Class A2A
4.65% due 12/25/2036 (b)***	2,700,000	2,701,557
Structured Asset Investment Loan Trust,
Series 2005-6, Class A7
4.6706% due 07/25/2035 (b)***	1,271,270	1,271,461
Structured Asset Securities Corp.,
Series 2005-S7, Class A1
4.7106% due 12/25/2035 (b)***	3,308,591	3,308,468
Structured Asset Securities Corp.,
Series 2005-WF1, Class A1
4.6706% due 02/25/2035 (b)***	172,166	172,171

		101,315,175

TOTAL ASSET BACKED SECURITIES
(Cost $101,310,934)		$101,315,175

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS - 0.19%
United States - 0.19%
Chicago Mercantile Exchange American Purchase
Call on Eurodollar
Expiration 03/13/2006 at $95.25 *	1,225,000	$3,062
Chicago Mercantile Exchange American Purchase
Put on Eurodollar
Expiration 12/18/2006 at $92.50 *	137,500	344
Chicago Mercantile Exchange American Purchase
Put on Eurodollar Futures
Expiration 09/18/2006 at $92.75 *	812,500	2,031
Chicago Mercentile Exchange American Purchase
Put on Eurodollar
Expiration 03/13/2006 at $95.125 *	500,000	10,000
Eurodollar Futures
Expiration 06/19/2006 at $0.00 *	1,290,000	77,400
Expiration 06/19/2006 at $0.00 *	1,042,500	135,525
Interest Rate Swap
Expiration 06/16/2006 at $3.45 *	3,000,000	25,511
Expiration 06/12/2006 at $4.10 *	4,900,000	152,296
Expiration 04/28/2006 at $5.50 *	10,000,000	0
Over The Counter European Style Call
Expiration 08/08/2006 at $4.75 *	143,300,000	427,894
Expiration 12/22/2006 at $4.80 *	18,200,000	126,126
Over The Counter European Style Put
Expiration 03/06/2006 at $5.50 *	97,000,000	0
Expiration 04/05/2006 at $5.50 *	22,000,000	0
Expiration 05/26/2006 at $115.00 *	1,000,000	20,217
United States Treasury Notes 10yrs Futures
Expiration 05/26/2006 at $101.00 *	718,000	11,219
United States Treasury Notes 5yrs Futures
Expiration 05/26/2006 at $101.00 *	1,850,000	28,906

		1,020,531

TOTAL OPTIONS (Cost $1,346,383)		$1,020,531

SHORT TERM INVESTMENTS - 32.28%
Bank of Ireland
4.605% due 05/09/2006 ***	$14,200,000	$14,074,667
Barclays U.S. Funding LLC
4.675% due 05/22/2006 ***	2,900,000	2,869,119
CBA (Delaware) Finance, Inc.
4.50% due 03/14/2006 ***	14,600,000	14,576,275
Danske Corp.
4.49% due 04/24/2006 ***	11,500,000	11,422,547
4.51% due 04/26/2006 ***	1,900,000	1,886,670
Dexia Delaware LLC
4.50% due 03/10/2006 ***	9,000,000	8,989,875
Federal National Mortgage Association
Discount Notes
zero coupon due 03/15/2006 ***	2,900,000	2,895,134
HBOS PLC Treasury
4.67% due 05/23/2006 ***	5,100,000	5,045,089
ING US Funding LLC
4.50% due 03/16/2006 ***	14,600,000	14,572,625
Ixis Corp.
4.60% due 05/04/2006 ***	14,200,000	14,083,875
National Australia Funding (Delaware), Inc.
4.50% due 03/16/2006 ***	14,600,000	14,572,625

The accompanying notes are an integral part of the financial statements. 155

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Societe Generale North America, Inc.
4.34% due 03/06/2006	$1,700,000	$1,698,975
4.34% due 03/06/2006 ***	7,700,000	7,695,359
4.43% due 04/20/2006 ***	700,000	695,693
State Street Navigator Securities Lending
Prime Portfolio (c)	13,793,450	13,793,450
Swedbank (Foreningssparbanken AB)
4.405% due 03/28/2006 ***	600,000	598,018
4.605% due 05/09/2006 ***	14,200,000	14,074,667
UBS Finance (Delaware) LLC
4.22% due 03/02/2006 ***	8,500,000	8,499,004
4.48% due 04/20/2006 ***	1,400,000	1,391,289
4.66% due 05/22/2006 ***	500,000	494,693
United States Treasury Bills
zero coupon due 03/16/2006 *** ****	4,915,000	4,906,458
Westpac Trust Securities NZ, Ltd.
4.66% due 05/22/2006 ***	14,600,000	14,445,029

TOTAL SHORT TERM INVESTMENTS
(Cost $173,100,974)		$173,281,136

REPURCHASE AGREEMENTS - 2.44%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$13,070,162 on 03/01/2006,
collateralized by $13,520,000
Federal Home Loan Bank, 4.25%
due 03/17/2010 (valued at
$13,334,100, including interest) (c)***	$13,069,000	$13,069,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,069,000)		$13,069,000

Total Investments (Global Bond Fund)
(Cost $652,316,059) - 121.15%		$650,430,690
Liabilities in Excess of Other Assets - (21.15)%		(113,561,954)

TOTAL NET ASSETS - 100.00%		$536,868,736

High Yield Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 1.03%
Broadcasting - 0.17%
Liberty Global, Inc., Class A *	62,079	$1,260,824
Liberty Global, Inc., Series C * (a)	62,079	1,204,333

		2,465,157
Cellular Communications - 0.32%
American Tower Corp., Class A * (a)	148,992	4,742,415
Electrical Utilities - 0.01%
Mirant Corp. *	4,534	111,537
Household Products - 0.17%
Home Interiors *	9,260,656	2,500,377

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
Internet Content - 0.00%
Globix Corp. * (a)		15,039	$27,822
Telecommunications Equipment &
Services - 0.36%
NTL, Inc. * (a)		42,175	2,777,224
Telewest Global, Inc. * (a)		105,478	2,515,650

			5,292,874
Telephone - 0.00%
XO Communications, Inc. * (a)		821	1,872

TOTAL COMMON STOCKS (Cost $13,945,938)			$15,142,054

PREFERRED STOCKS - 0.09%
Auto Parts - 0.02%
Delphi Trust I * (a)		54,282	314,835
Broadcasting - 0.07%
Spanish Broadcasting System, Series B *		1,000	1,080,000
Telecommunications Equipment &
Services - 0.00%
McLeodUSA, Inc., Class A *		2,985	30
Song Networks Holding AB *		4,951	0

			30

TOTAL PREFERRED STOCKS (Cost $1,488,911)			$1,394,865

WARRANTS - 0.04%
Cellular Communications - 0.02%
American Tower Escrow Corp.
(Expiration date 08/01/2008; strike
price 0.01) *		537	240,700
Government of Mexico - 0.02%
Government of Mexico
(Expiration Date 10/10/2006; strike
price $25.00) *		22,500	101,250
(Expiration date 09/01/2006; strike
price $35.00) *		17,400	125,280
(Expiration date 11/09/2006; strike
price $22.50) *		28,000	92,400

			318,930

TOTAL WARRANTS (Cost $387,910)			$559,630

FOREIGN GOVERNMENT OBLIGATIONS - 10.33%
Argentina - 0.60%
Republic of Argentina
zero coupon, Step up to 2.5% on
03/31/2009 due 12/31/2038 (a)		$575,000	230,575
zero coupon due 12/15/2035 (b)	EUR	1,225,000	108,799
.34% due 12/15/2035 (b)	ARS	12,240,355	248,673
4.50% due 12/15/2035 (a)(b)		$575,000	43,700
4.889% due 08/03/2012 (b)		1,984,238	1,628,067
5.83% due 12/31/2033 (b)	ARS	5,868,661	2,507,770
7.00% due 03/18/2049	EUR	6,100,000,000	1,179,682
7.00% due 03/18/2004 ^		625,000	240,293
7.50% due 05/23/2049		935,172	412,045

The accompanying notes are an integral part of the financial statements. 156

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Argentina (continued)
Republic of Argentina (continued)
7.625 due 08/11/2007	EUR	505,000,000	$96,777
8.00% due 02/26/2008		304,137	118,055
8.00% due 10/30/2009		175,000,000	32,938
8.125% due 04/21/2008		625,000	239,547
8.125% due 10/04/2049		375,000	139,079
8.50% due 02/23/2049		425,000	85,099
9.00% due 05/26/2009		100,000	37,374
9.00% due 06/20/2049		600,000	228,070
9.25% due 10/21/2049		225,000	83,233
9.50% due 03/04/2049		456,000	180,264
9.75% due 11/26/2049		425,000	156,306
11.75% due 05/20/2011		2,425,000	473,739
11.75% due 11/13/2026		1,800,000	341,767

			8,811,852
Brazil - 2.43%
Federative Republic of Brazil
5.1875% due 04/15/2009 (a)(b)		$1,507,692	1,503,923
5.1875% due 04/15/2009 (b)		3,402,000	3,402,000
5.25% due 04/15/2009 (b)		1,853,100	1,851,988
5.25% due 04/15/2012 (b)		4,453,729	4,453,729
7.875% due 03/07/2015 (a)		2,685,000	3,001,830
8.00% due 01/15/2018 (a)		8,610,000	9,638,895
8.25% due 01/20/2034 (a)		5,850,000	6,961,500
8.75% due 02/04/2025		1,395,000	1,684,463
10.50% due 07/14/2014 (a)		225,000	289,687
12.25% due 03/06/2030		1,875,000	3,046,875

			35,834,890
Bulgaria - 0.16%
Republic of Bulgaria
8.25% due 01/15/2015 (a)		1,925,000	2,311,733
China - 0.03%
People's Republic of China
4.75% due 10/29/2013		525,000	513,863
Colombia - 0.45%
Republic of Colombia
8.125% due 05/21/2024 (a)		500,000	584,500
10.375% due 01/28/2033 (a)		2,030,000	2,958,725
10.75% due 01/15/2013 (a)		1,700,000	2,176,000
11.75% due 02/25/2020		575,000	861,062

			6,580,287
Costa Rica - 0.01%
Republic of Costa Rica
6.548% due 03/20/2014		25,000	25,337
8.05% due 01/31/2013		175,000	191,713

			217,050
Ecuador - 0.15%
Republic of Ecuador
zero coupon, Step up to 10% on
08/15/2006 due 08/15/2030 (b)		1,675,000	1,658,250

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Ecuador (continued)
Republic of Ecuador, Series REGS (continued)
9.375% due 12/15/2015	$600,000	$628,998

		2,287,248
El Salvador - 0.11%
Republic of El Salvador
7.75% due 01/24/2023	975,000	1,101,750
8.25% due 04/10/2032	390,000	457,275

		1,559,025
Mexico - 1.89%
Government of Mexico
5.875% due 01/15/2014	4,900,000	5,022,500
6.375% due 01/16/2013	7,465,000	7,860,645
6.625% due 03/03/2015	3,375,000	3,653,438
8.00% due 09/24/2022	3,925,000	4,857,187
8.125% due 12/30/2019	800,000	990,000
8.30% due 08/15/2031	525,000	687,750
8.375% due 01/14/2011	500,000	564,500
10.375% due 02/17/2009	1,075,000	1,225,500
11.375% due 09/15/2016	2,075,000	3,046,100

		27,907,620
Panama - 0.20%
Republic of Panama
9.375% due 04/01/2029	2,150,000	2,816,500
9.625% due 02/08/2011	150,000	175,500

		2,992,000
Peru - 0.60%
Republic of Peru
5.00% Step up to 6.89% on 03/07/2007
due 03/07/2017 (b)	3,300,500	3,242,741
5.00% Step up to 6.94% on 03/07/2007
due 03/07/2017 (b)	465,500	455,026
7.35% due 07/21/2025	1,053,000	1,113,548
8.375% due 05/03/2016 (a)	290,000	336,400
8.75% due 11/21/2033 (a)	2,300,000	2,817,500
9.125% due 02/21/2012	425,000	490,875
9.875% due 02/06/2015	275,000	342,375

		8,798,465
Philippines - 0.58%
Republic of Philippines
8.00% due 01/15/2016 (a)	750,000	805,313
8.25% due 01/15/2014 (a)	700,000	757,750
8.875% due 03/17/2015	375,000	424,687
9.375% due 01/18/2017	300,000	349,125
9.50% due 02/02/2030 (a)	1,900,000	2,275,250
10.625% due 03/16/2025 (a)	3,050,000	3,957,375

		8,569,500
Poland - 0.12%
Republic of Poland
5.25% due 01/15/2014 (a)	1,775,000	1,785,650
The accompanying notes are an integral part of the financial statements. 157

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Russia - 1.31%
Russian Federation
5.00% due 03/31/2030	$10,550,000	$11,915,170
8.25% due 03/31/2010	1,045,000	1,105,296
11.00% due 07/24/2018	2,150,000	3,184,365
12.75% due 06/24/2028	1,680,000	3,110,016

		19,314,847
South Africa - 0.13%
Republic of South Africa
6.50% due 06/02/2014	1,075,000	1,159,656
9.125% due 05/19/2009	675,000	750,938

		1,910,594
Turkey - 0.90%
Republic of Turkey
7.00% due 06/05/2020 (a)	1,750,000	1,817,813
7.25% due 03/15/2015	2,400,000	2,565,000
7.375% due 02/05/2025	3,350,000	3,576,125
9.50% due 01/15/2014 (a)	2,025,000	2,435,063
11.00% due 01/14/2013	300,000	384,375
11.75% due 06/15/2010	450,000	549,000
11.875% due 01/15/2030 (a)	1,225,000	1,938,562

		13,265,938
Ukraine - 0.09%
Republic of Ukraine
7.65% due 06/11/2013 (a)	1,306,000	1,404,995
Uruguay - 0.07%
Republic of Uruguay
7.25% due 02/15/2011	650,000	682,500
7.50% due 03/15/2015	325,000	344,500

		1,027,000
Venezuela - 0.50%
Republic of Venezuela
zero coupon due 04/15/2020	305,000	96,075
5.375% due 08/07/2010	375,000	366,562
6.75% due 03/31/2020	250,000	250,313
7.65% due 04/21/2025 (a)	2,675,000	2,915,750
10.75% due 09/19/2013	3,000,000	3,780,000

		7,408,700

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $144,856,731)		$152,501,257

CORPORATE BONDS - 78.85%
Advertising - 1.57%
Lamar Media Corp.
6.625% due 08/15/2015	3,375,000	3,412,969
R H Donnelley Finance Corp.
8.875% due 01/15/2016	7,900,000	8,235,750
RH Donnelley Corp.
6.875% due 01/15/2013	1,650,000	1,551,000
6.875% due 01/15/2013	3,200,000	3,008,000
RH Donnelley Finance Corp., Series I
10.875% due 12/15/2012	2,300,000	2,587,500

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Advertising (continued)
Vertis, Inc.
9.75% due 04/01/2009	$4,225,000	$4,372,875

		23,168,094
Aerospace - 1.04%
Alliant Techsystems, Inc.
8.50% due 05/15/2011	1,850,000	1,935,562
Argo-Tech Corp.
9.25% due 06/01/2011	1,625,000	1,722,500
DRS Technologies, Inc.
6.875% due 11/01/2013 (a)	4,925,000	4,912,687
Sequa Corp.
9.00% due 08/01/2009 (a)	2,800,000	3,017,000
Sequa Corp., Series B
8.875% due 04/01/2008	3,575,000	3,744,813

		15,332,562
Agriculture - 0.89%
Case New Holland, Inc.
7.125% due 03/01/2014	4,575,000	4,586,437
9.25% due 08/01/2011	1,825,000	1,957,312
Hines Nurseries, Inc.
10.25% due 10/01/2011	450,000	449,438
IOWA Select Farms, LP
6.50% due 12/01/2012	1,550,000	1,550,000
UAP Holding Corp.
zero coupon, Step up to 10.75% on
01/15/2008 due 07/15/2012	4,575,000	4,083,188
United Agri Products, Inc.
8.25% due 12/15/2011	525,000	553,875

		13,180,250
Air Travel - 0.07%
Continental Airlines, Inc.
6.541% due 09/15/2008	620,945	583,840
6.80% due 07/02/2007	557,573	524,693

		1,108,533
Aluminum - 0.27%
IMCO Recycling, Inc.
10.375% due 10/15/2010	3,575,000	3,932,500
Amusement & Theme Parks - 0.30%
Six Flags, Inc.
9.625% due 06/01/2014	3,325,000	3,374,875
9.75% due 04/15/2013	1,000,000	1,022,500

		4,397,375
Apparel & Textiles - 1.15%
Collins & Aikman Floorcoverings, Inc.
9.75% due 02/15/2010	3,225,000	3,047,625
Levi Strauss & Company
7.73% due 04/01/2012	1,075,000	1,109,937
9.75% due 01/15/2015	3,650,000	3,887,250
12.25% due 12/15/2012	2,550,000	2,913,375
Oxford Industries, Inc.
8.875% due 06/01/2011	1,925,000	1,982,750
Quiksilver, Inc.
6.875% due 04/15/2015 (a)	2,743,000	2,646,995

The accompanying notes are an integral part of the financial statements. 158

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Apparel & Textiles (continued)
Tommy Hilfiger USA, Inc.
6.85% due 06/01/2008	$1,300,000	$1,339,000

		16,926,932
Auto Parts - 1.00%
CSK Auto, Inc.
7.00% due 01/15/2014	3,825,000	3,595,500
Keystone Automotive Operations
9.75% due 11/01/2013	3,400,000	2,966,500
Rexnord Corp.
10.125% due 12/15/2012	750,000	825,000
Tenneco Automotive, Inc.
8.625% due 11/15/2014 (a)	3,300,000	3,283,500
10.25% due 07/15/2013	1,100,000	1,218,250
TRW Automotive, Inc.
9.375% due 02/15/2013	2,575,000	2,793,875
11.00% due 02/15/2013 (a)	125,000	140,312

		14,822,937
Automobiles - 2.94%
Ford Motor Company
6.625% due 10/01/2028	1,050,000	703,500
7.45% due 07/16/2031 (a)	36,325,000	25,790,750
8.90% due 01/15/2032	1,425,000	1,097,250
General Motors Corp.
8.25% due 07/15/2023 (a)	2,425,000	1,667,188
8.375% due 07/15/2033 (a)	17,475,000	12,319,875
Hertz Corp., Class A
8.875% due 01/01/2014	1,700,000	1,776,500

		43,355,063
Broadcasting - 2.22%
CanWest Media, Inc.
8.00% due 09/15/2012	6,054,009	6,205,359
Charter Communications Holdings
zero coupon, Step up to 11.75% on
05/15/2006 due 05/15/2014	5,900,000	3,068,000
zero coupon, Step up to 12.125% on
01/15/2007 due 01/15/2015 (a)	525,000	241,500
9.92% due 04/01/2014	175,000	91,000
11.00% due 10/01/2015	13,975,000	11,756,469
Charter Communications Operating LLC
8.00% due 04/30/2012	75,000	75,562
8.375% due 04/30/2014	1,525,000	1,536,438
CSC Holdings, Inc.
7.00% due 04/15/2012	2,550,000	2,467,125
7.25% due 07/15/2008	550,000	556,875
7.625% due 07/15/2018	300,000	292,125
8.125% due 08/15/2009 (a)	2,575,000	2,655,469
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	700,000	705,250
8.125% due 07/15/2009	50,000	51,562
Emmis Communications Corp.
10.3663% due 06/15/2012 (a)(b)	848,571	848,571
Liberty Media Corp.
5.70% due 05/15/2013 (a)	50,000	46,831
7.875% due 07/15/2009 (a)	25,000	26,313

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Broadcasting (continued)
Liberty Media Corp. (continued)
8.25% due 02/01/2030	$25,000	$25,109
Radio One, Inc.
6.375% due 02/15/2013 (a)	843,000	809,280
8.875% due 07/01/2011	900,000	945,000
Salem Communications Holding Corp.
9.00% due 07/01/2011	350,000	367,500

		32,771,338
Building Materials & Construction - 0.46%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014 (a)	2,525,000	1,338,250
Brand Services, Inc.
12.00% due 10/15/2012	1,175,000	1,248,437
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
03/01/14 due 03/01/2014	2,725,000	1,907,500
Texas Industries, Inc.
7.25% due 07/15/2013	2,175,000	2,251,125

		6,745,312
Business Services - 2.09%
Allied Security Escrow Corp.
11.375% due 07/15/2011	375,000	352,500
Buhrmann US, Inc.
7.875% due 03/01/2015	2,625,000	2,618,437
Cardtronics, Inc.
9.25% due 08/15/2013	575,000	572,125
CB Richard Ellis Services, Inc.
11.25% due 06/15/2011	500,000	533,750
Conveo Corp.
7.875% due 12/01/2013 (a)	3,325,000	3,291,750
Interep National Radio Sales, Inc., Series B, Class A
10.00% due 07/01/2008 (a)	1,475,000	1,255,594
Invensys PLC
9.875% due 03/15/2011 (a)	3,600,000	3,726,000
Iron Mountain, Inc.
6.625% due 01/01/2016	100,000	94,250
7.75% due 01/15/2015	7,350,000	7,441,875
8.625% due 04/01/2013	2,275,000	2,371,688
SunGard Data Systems, Inc.
9.125% due 08/15/2013 (a)	1,600,000	1,702,000
Universal Compression, Inc.
7.25% due 05/15/2010 (a)	775,000	802,125
Xerox Capital Trust I
8.00% due 02/01/2027	5,690,000	5,889,150
Xerox Corp.
7.20% due 04/01/2016 (a)	50,000	53,250
9.75% due 01/15/2009	100,000	109,750

		30,814,244
Cable and Television - 3.35%
Atlantic Broadband Finance LLC
9.375% due 01/15/2014	2,700,000	2,511,000
CCO Holdings LLC
8.75% due 11/15/2013	575,000	560,625

The accompanying notes are an integral part of the financial statements. 159

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
DirecTV Holdings LLC
6.375% due 06/15/2015	$7,850,000	$7,820,562
8.375% due 03/15/2013	1,625,000	1,742,812
Echostar DBS Corp.
6.375% due 10/01/2011	100,000	97,750
6.625% due 10/01/2014	10,075,000	9,797,937
7.125% due 02/01/2016	2,525,000	2,499,750
Insight Communications, Inc.
zero coupon, Step up to 12.25% on
02/15/2006 due 02/15/2011 (a)	100,000	106,250
Lodgenet Entertainment Corp.
9.50% due 06/15/2013	2,625,000	2,835,000
Mediacom Broadband LLC
8.50% due 10/15/2015	375,000	360,000
11.00% due 07/15/2013 (a)	1,575,000	1,685,250
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013	2,925,000	2,925,000
Rainbow National Services LLC
8.75% due 09/01/2012	1,375,000	1,481,562
10.375% due 09/01/2014 (a)	3,000,000	3,393,750
Renaissance Media Group, LLC
10.00% due 04/15/2008	50,000	50,063
Rogers Cable, Inc.
6.25% due 06/15/2013	225,000	223,594
8.75% due 05/01/2032	750,000	890,625
Shaw Communications, Inc.
8.25% due 04/11/2010 (a)	25,000	26,813
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	4,700,000	4,799,875
8.75% due 12/15/2011	550,000	578,188
Videotron Ltee
6.375% due 12/15/2015	1,375,000	1,361,250
Young Broadcasting, Inc.
8.75% due 01/15/2014 (a)	50,000	42,000
10.00% due 03/01/2011 (a)	4,125,000	3,686,719

		49,476,375
Cellular Communications - 2.69%
American Tower Corp.
5.00% due 02/15/2010	600,000	593,250
7.25% due 12/01/2011	75,000	78,750
7.50% due 05/01/2012	3,400,000	3,587,000
Centennial Communications Corp.
8.125% due 02/01/2014 (a)	1,525,000	1,555,500
10.125% due 06/15/2013	3,950,000	4,325,250
10.25% due 01/01/2013 (b)	1,200,000	1,239,000
10.75% due 12/15/2008	125,000	127,656
Dobson Cellular Systems, Inc.
8.375% due 11/01/2011 (a)	600,000	636,000
Nextel Communications, Inc.
6.875% due 10/31/2013	900,000	942,210
7.375% due 08/01/2015	13,500,000	14,277,249
Rogers Wireless, Inc.
7.50% due 03/15/2015	2,725,000	2,956,625
9.625% due 05/01/2011	100,000	115,750

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
SBA Communications Corp.
8.50% due 12/01/2012		$1,600,000	$1,760,000
SBA Telecommunication /
SBA Communications Corp.
zero coupon, Step up to 9.75% on
12/15/2007 due 12/15/2011		2,475,000	2,345,063
UbiquiTel Operating Company
9.875% due 03/01/2011		4,025,000	4,427,500
US Unwired, Inc., Series B
10.00% due 06/15/2012 (a)		700,000	791,000

			39,757,803
Chemicals - 3.89%
Airgas, Inc.
9.125% due 10/01/2011 (a)		1,075,000	1,143,531
Equistar Chemicals LP
10.125% due 09/01/2008 (a)		500,000	537,500
10.625% due 05/01/2011		3,300,000	3,588,750
Ethyl Corp.
8.875% due 05/01/2010		3,325,000	3,474,625
FMC Corp.
7.00% due 05/15/2008		575,000	590,304
7.75% due 07/01/2011		1,225,000	1,292,484
Hercules, Inc.
6.75% due 10/15/2029		2,775,000	2,719,500
Huntsman ICI Chemicals
10.125% due 07/01/2009 (a)		2,275,000	2,331,875
10.125% due 07/01/2009	EUR	125,000	154,979
Huntsman International LLC
7.375% due 01/01/2015 (a)		$1,325,000	1,344,875
9.875% due 03/01/2009		1,050,000	1,099,875
IMC Global, Inc.
7.30% due 01/15/2028		25,000	24,000
10.875% due 08/01/2013 (a)		875,000	1,006,250
Innophos, Inc.
8.875% due 08/15/2014		3,475,000	3,579,250
JohnsonDiversey, Inc., Series B
9.625% due 05/15/2012		25,000	25,625
Lyondell Chemical Company
9.50% due 12/15/2008 (a)		839,000	876,755
11.125% due 07/15/2012		375,000	414,375
Lyondell Chemical Company, Series A
9.625% due 05/01/2007		425,000	439,875
Methanex Corp.
8.75% due 08/15/2012 (a)		1,200,000	1,323,000
Millennium America, Inc.
9.25% due 06/15/2008		4,325,000	4,443,937
Nalco Company
7.75% due 11/15/2011		50,000	50,875
8.875% due 11/15/2013 (a)		5,800,000	6,075,500
Nova Chemicals Corp
6.50% due 01/15/2012 (a)		9,315,000	8,965,688
OM Group, Inc.
9.25% due 12/15/2011		1,550,000	1,550,000
PQ Corp.
7.50% due 02/15/2013		1,200,000	1,152,000

The accompanying notes are an integral part of the financial statements. 160

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Rhodia SA
7.625% due 06/01/2010	$725,000	$737,688
8.875% due 06/01/2011 (a)	4,150,000	4,305,625
10.25% due 06/01/2010	875,000	984,375
Westlake Chemical Corp.
6.625% due 01/15/2016 (a)	3,150,000	3,146,063

		57,379,179
Coal - 0.28%
Massey Energy Company
6.625% due 11/15/2010 (a)	2,925,000	2,990,813
6.875% due 12/15/2013 (a)	1,200,000	1,197,000

		4,187,813
Commercial Services - 0.36%
DynCorp International LLC, Series B
9.50% due 02/15/2013	5,100,000	5,278,500
Computers & Business Equipment - 0.33%
Seagate Technology Holdings
8.00% due 05/15/2009	3,825,000	3,978,000
Unisys Corp.
8.00% due 10/15/2012	875,000	853,125

		4,831,125
Construction & Mining Equipment - 0.23%
Terex Corp.
7.375% due 01/15/2014	1,100,000	1,133,000
10.375% due 04/01/2011	2,100,000	2,215,500

		3,348,500
Construction Materials - 0.17%
Nortek, Inc.
8.50% due 09/01/2014	2,575,000	2,568,563
Containers & Glass - 1.62%
Graphic Packaging International Corp.
8.50% due 08/15/2011 (a)	2,550,000	2,562,750
9.50% due 08/15/2013 (a)	3,450,000	3,277,500
Owens-Brockway Glass Container, Inc.
6.75% due 12/01/2014 (a)	1,053,000	1,031,940
7.75% due 05/15/2011	3,350,000	3,517,500
8.25% due 05/15/2013	550,000	573,375
8.75% due 11/15/2012	250,000	268,750
Owens-Illinois, Inc., Series 2008
7.35% due 05/15/2008 (a)	200,000	202,500
Owens-Illinois, Inc., Series 2010
7.50% due 05/15/2010 (a)	850,000	860,625
Pliant Corp.
11.125% due 09/01/2009 ^	750,000	690,000
11.625% due 06/15/2009 ^	978,765	1,066,854
12.75% due 06/15/2010 ^	1,000,000	245,000
13.00% due 06/01/2010 ^	125,000	30,625
Radnor Holdings Corp.
11.00% due 03/15/2010	2,350,000	1,786,000
Stone Container Corp.
8.375% due 07/01/2012 (a)	3,675,000	3,601,500
9.75% due 02/01/2011	1,925,000	1,970,719

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Containers & Glass (continued)
Stone Container Finance
7.375% due 07/15/2014 (a)	$25,000	$23,187
Tekni Plex, Inc., Series B
12.75% due 06/15/2010	2,650,000	1,550,250
Tekni-Plex, Inc.
8.75% due 11/15/2013	725,000	665,188

		23,924,263
Correctional Facilities - 0.43%
Corrections Corporation of America
6.25% due 03/15/2013	5,575,000	5,533,187
6.75% due 01/31/2014	750,000	763,125

		6,296,312
Cosmetics & Toiletries - 0.70%
Del Laboratories, Inc.
8.00% due 02/01/2012 (a)	2,125,000	1,750,469
9.68% due 11/01/2011 (b)	1,625,000	1,657,500
Jafra Cosmetics International, Inc.
10.75% due 05/15/2011	1,800,000	1,959,750
Playtex Products, Inc.
9.375% due 06/01/2011	4,600,000	4,818,500
Spectrum Brands, Inc.
7.375% due 02/01/2015	257,000	221,662

		10,407,881
Crude Petroleum & Natural Gas - 0.63%
Chesapeake Energy Corp.
6.25% due 01/15/2018	3,225,000	3,220,969
6.625% due 01/15/2016	1,375,000	1,395,625
6.875% due 01/15/2016	1,400,000	1,435,000
7.00% due 08/15/2014	425,000	440,937
Kerr-McGee Corp.
6.875% due 09/15/2011	1,200,000	1,266,604
Plains Exploration & Production Company
8.75% due 07/01/2012	1,500,000	1,612,500

		9,371,635
Domestic Oil - 2.15%
Amerada Hess Corp.
7.30% due 08/15/2031	50,000	58,717
Exco Resources, Inc.
7.25% due 01/15/2011	5,650,000	5,763,000
Forest Oil Corp.
8.00% due 06/15/2008	550,000	574,062
8.00% due 12/15/2011	2,800,000	3,052,000
Magnum Hunter Resources, Inc.
9.60% due 03/15/2012	4,800,000	5,184,000
Stone Energy Corp.
6.75% due 12/15/2014	4,075,000	3,891,625
8.25% due 12/15/2011 (a)	1,725,000	1,750,875
Swift Energy Company
7.625% due 07/15/2011	1,550,000	1,596,500
9.375% due 05/01/2012	3,175,000	3,413,125
Whiting Petroleum Corp.
7.00% due 02/01/2014	1,165,000	1,167,913
7.25% due 05/01/2012	5,185,000	5,249,813

		31,701,630

The accompanying notes are an integral part of the financial statements. 161

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Drugs & Health Care - 1.00%
General Nutrition Centers, Inc.
8.50% due 12/01/2010	$1,125,000	$1,054,687
Rite Aid Corp.
6.125% due 12/15/2008 (a)	1,500,000	1,443,750
7.125% due 01/15/2007	525,000	528,938
7.50% due 01/15/2015	625,000	602,344
8.125% due 05/01/2010 (a)	2,375,000	2,422,500
9.50% due 02/15/2011	75,000	78,750
The Jean Coutu Group (PJC), Inc.
8.50% due 08/01/2014 (a)	4,925,000	4,703,375
Warner Chilcott Corp.
8.75% due 02/01/2015	3,550,000	3,487,875
WH Holdings/WH Capital Corp.
9.50% due 04/01/2011	425,000	459,000

		14,781,219
Electrical Utilities - 3.34%
AES Corp.
7.75% due 03/01/2014	2,750,000	2,904,688
8.75% due 06/15/2008 (a)	850,000	889,312
8.75% due 05/15/2013	100,000	108,375
8.875% due 02/15/2011 (a)	1,675,000	1,813,187
9.00% due 05/15/2015	125,000	136,250
9.375% due 09/15/2010	5,000,000	5,487,500
9.50% due 06/01/2009 (a)	1,175,000	1,276,344
Allegheny Energy Supply Company LLC
8.25 due 04/15/2012	1,950,000	2,142,563
Calpine Corp.
8.50% due 07/15/2010 (a)	2,950,000	2,743,500
8.75% due 07/15/2013 (a)	1,850,000	1,720,500
Calpine Generating Company LLC
13.2163% due 04/01/2011 (b)	3,050,000	3,324,500
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	50,000	56,766
CMS Energy Corp.
8.50% due 04/15/2011 (a)	50,000	54,500
Edison Mission Energy
7.73% due 06/15/2009	2,700,000	2,787,750
9.875% due 04/15/2011	3,729,000	4,297,673
10.00% due 08/15/2008	2,024,000	2,206,160
FirstEnergy Corp.
7.375% due 11/15/2031	25,000	29,154
Mirant Americas Generation LLC
8.30% due 05/01/2011 ^	6,204,000	6,490,935
8.50% due 10/01/2021 ^	407,000	418,701
Nevada Power Company
5.875% due 01/15/2015	25,000	25,046
9.00% due 08/15/2013	25,000	27,644
Reliant Energy, Inc.
6.75% due 12/15/2014	2,075,000	1,875,281
9.25% due 07/15/2010	2,425,000	2,464,406
9.50% due 07/15/2013 (a)	5,800,000	5,916,000
TXU Corp., Series P
5.55% due 11/15/2014	50,000	47,618
TXU Corp., Series Q
6.50% due 11/15/2024	50,000	47,673

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
TXU Corp., Series R
6.55% due 11/15/2034 (a)	$25,000	$23,710

		49,315,736
Electronics - 1.07%
L-3 Communications Corp.
6.125% due 07/15/2013	25,000	24,625
7.625% due 06/15/2012	2,575,000	2,697,312
L-3 Communications Corp., Series B
6.375% due 10/15/2015	8,173,000	8,152,568
Motors & Gears, Inc., Series D
10.75% due 11/15/2006	1,650,000	1,612,875
Muzak, LLC/Muzak Finance Corp.
9.875% due 03/15/2009	1,250,000	731,250
10.00% due 02/15/2009 (a)	2,950,000	2,570,188

		15,788,818
Energy - 1.48%
Chesapeake Energy Corp.
7.50% due 06/15/2014 (a)	5,125,000	5,458,125
El Paso Energy
7.375% due 12/15/2012 (a)	225,000	233,437
Inergy, L.P.
6.875% due 12/15/2014	3,150,000	3,000,375
NRG Energy, Inc.
7.25% due 02/01/2014	2,350,000	2,408,750
7.375% due 02/01/2016	10,300,000	10,609,000
Peabody Energy Corp.
6.875% due 03/15/2013 (a)	50,000	51,375
TECO Energy, Inc.
7.20% due 05/01/2011 (a)	50,000	52,875

		21,813,937
Financial Services - 6.27%
Alamosa Delaware, Inc.
8.50% due 01/31/2012	450,000	486,000
11.00% due 07/31/2010 (a)	1,575,000	1,756,125
12.00% due 07/31/2009 (a)	1,400,000	1,515,500
Arch Western Finance LLC
6.75% due 07/01/2013	75,000	75,187
BCP Crystal Holdings Corp.
9.625% due 06/15/2014	3,850,000	4,307,187
CB Richard Ellis Services, Inc.
9.75% due 05/15/2010	675,000	732,375
Chukchansi Economic Development Authority
8.00% due 11/15/2013	3,075,000	3,167,250
Ford Motor Credit Company
4.95% due 01/15/2008	1,350,000	1,243,660
6.625% due 06/16/2008 (a)	14,600,000	13,592,571
7.875% due 06/15/2010	925,000	855,502
General Motors Acceptance Corp.
8.00% due 11/01/2031 (a)	23,750,000	21,689,402
Global Cash Access LLC
8.75% due 03/15/2012	4,250,000	4,563,438
Hexion US Finance Corp/Hexion Nova Scotia
Finance ULC
9.00% due 07/15/2014	6,175,000	6,352,531

The accompanying notes are an integral part of the financial statements. 162

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
iPCS, Inc.
11.50% due 05/01/2012		$1,275,000	$1,463,063
JSG Funding PLC
9.625% due 10/01/2012		2,925,000	3,063,938
10.125% due 10/01/2012	EUR	475,000	622,898
Nell AF SARL
8.375% due 08/15/2015 (a)		$2,925,000	2,939,625
Nexstar Finance Holdings LLC
zero coupon, Step up to 11.375% on
04/01/2008 due 04/01/2013		1,525,000	1,210,469
Nexstar Finance, Inc.
7.00% due 01/15/2014 (a)		300,000	281,250
Sensus Metering Systems, Inc.
8.625% due 12/15/2013		2,050,000	1,962,875
TRAINS HY-2005-1
7.651% due 06/15/2015 (b)		17,996,829	18,469,246
Ucar Finance, Inc.
10.25% due 02/15/2012 (a)		600,000	639,000
Yell Finance BV
zero coupon, Step up to 13.5% on
08/01/2006 due 08/01/2011		1,500,000	1,550,625

			92,539,717
Food & Beverages - 1.38%
Ahold Finance USA, Inc.
6.875% due 05/01/2029		25,000	23,062
8.25% due 07/15/2010		1,400,000	1,498,000
Ahold Lease USA, Inc., Series A-1
7.82% due 01/02/2020		1,142,127	1,222,076
Ahold Lease USA, Inc., Series A-2
8.62% due 01/02/2025		250,000	275,947
Constellation Brands, Inc.
8.125% due 01/15/2012 (a)		75,000	78,562
Del Monte Corp.
8.625% due 12/15/2012 (a)		3,075,000	3,274,875
Doane Pet Care Company
10.625% due 11/15/2015		1,400,000	1,480,500
10.75% due 03/01/2010		1,100,000	1,183,875
Dole Food, Inc.
7.25% due 06/15/2010		3,175,000	3,055,938
8.625% due 05/01/2009		1,700,000	1,721,250
8.75% due 07/15/2013		425,000	425,000
8.875% due 03/15/2011		1,050,000	1,059,188
Pinnacle Foods Holding Corp.
8.25% due 12/01/2013 (a)		4,100,000	4,018,000
Swift & Company
10.125% due 10/01/2009 (a)		1,050,000	1,077,563

			20,393,836
Furniture & Fixtures - 0.49%
Norcraft Companies LP
9.00% due 11/01/2011		2,025,000	2,093,344
Norcraft Holdings LP
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012		250,000	179,375

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Furniture & Fixtures (continued)
Sealy Mattress Company
8.25% due 06/15/2014 (a)	$4,775,000	$4,989,875

		7,262,594
Gas & Pipeline Utilities - 3.47%
Atlas Pipeline Partners LP
8.125% due 12/15/2015	2,950,000	3,068,000
Dynegy Holdings, Inc.
6.875% due 04/01/2011 (a)	925,000	922,687
7.625% due 10/15/2026	2,700,000	2,632,500
9.875% due 07/15/2010	3,350,000	3,659,875
10.125% due 07/15/2013	2,000,000	2,250,000
El Paso Corp.
7.75% due 01/15/2032 (a)	3,725,000	3,957,813
7.80% due 08/01/2031	5,825,000	6,174,500
7.875% due 06/15/2012	5,675,000	6,015,500
El Paso Natural Gas Company, Series A
7.625% due 08/01/2010	25,000	26,307
El Paso Production Holding Company
7.75% due 06/01/2013	125,000	131,875
Holly Energy Partners LP
6.25% due 03/01/2015	3,225,000	3,104,063
Northwest Pipeline Corp.
8.125% due 03/01/2010	75,000	79,406
Targa Resources, Inc.
8.50% due 11/01/2013	4,175,000	4,425,500
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	150,000	172,875
Williams Companies, Inc.
7.125% due 09/01/2011	50,000	52,375
7.625% due 07/15/2019 (a)	3,050,000	3,355,000
7.875% due 09/01/2021 (a)	4,500,000	5,028,750
8.125% due 03/15/2012 (a)	125,000	136,875
8.75% due 03/15/2032	4,975,000	6,019,750

		51,213,651
Healthcare Products - 0.42%
Accellent, Inc.
10.50% due 12/01/2013	4,910,000	5,155,500
Riddell Bell Holdings, Inc.
8.375% due 10/01/2012 (a)	525,000	506,625
Sybron Dental Specialties, Inc.
8.125% due 06/15/2012	575,000	606,625

		6,268,750
Healthcare Services - 2.36%
Ameripath, Inc.
10.50% due 04/01/2013	4,100,000	4,325,500
DaVita, Inc.
7.25% due 03/15/2015 (a)	6,125,000	6,247,500
Extendicare Health Services, Inc.
6.875% due 05/01/2014 (a)	3,200,000	3,320,000
9.50% due 07/01/2010	1,575,000	1,663,594
Insight Health Services Corp.
9.875% due 11/01/2011 (a)	550,000	305,250
National Mentor, Inc.
9.625% due 12/01/2012	1,975,000	2,103,375

The accompanying notes are an integral part of the financial statements. 163

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
Psychiatric Solutions, Inc.
7.75% due 07/15/2015	$4,225,000	$4,362,312
10.625% due 06/15/2013	1,275,000	1,432,781
Tenet Healthcare Corp.
9.25% due 02/01/2015	1,200,000	1,203,000
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014 (a)	7,275,000	7,584,188
Vanguard Health Holding Company, Inc. LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015 (a)	3,175,000	2,349,500

		34,897,000
Homebuilders - 0.02%
Beazer Homes USA, Inc.
8.625% due 05/15/2011 (a)	50,000	52,375
D.R. Horton, Inc.
5.625% due 01/15/2016	50,000	47,554
KB Home
8.625% due 12/15/2008	25,000	26,431
Meritage Homes Corp.
7.00% due 05/01/2014	25,000	23,594
Ryland Group, Inc.
9.125% due 06/15/2011	25,000	26,316
Schuler Homes, Inc.
10.50% due 07/15/2011	25,000	26,719
Standard Pacific Corp.
6.50% due 10/01/2008	50,000	49,562
Toll Brothers, Inc.
8.25% due 02/01/2011	25,000	26,049

		278,600
Hotels & Restaurants - 2.19%
Buffets, Inc.
11.25% due 07/15/2010	625,000	650,000
CCM Merger, Inc.
8.00% due 08/01/2013	2,750,000	2,736,250
Chumash Casino & Resort Enterprise
9.26% due 07/15/2010	925,000	975,875
Friendly Ice Cream Corp.
8.375% due 06/15/2012 (a)	1,650,000	1,542,750
Gaylord Entertainment Company
6.75% due 11/15/2014	3,800,000	3,752,500
Hilton Hotels Corp.
7.625% due 12/01/2012 (a)	5,350,000	5,782,622
HMH Properties, Inc., Series B
7.875% due 08/01/2008	250,000	251,562
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010 (a)	2,725,000	2,878,281
Park Place Entertainment Corp.
7.875% due 03/15/2010	525,000	559,781
8.125% due 05/15/2011 (a)	2,250,000	2,469,375
8.875% due 09/15/2008	2,525,000	2,723,844
9.375% due 02/15/2007	700,000	725,375
Sbarro, Inc.
11.00% due 09/15/2009 (a)	2,825,000	2,888,563
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	175,000	178,500

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants (continued)
Starwood Hotels & Resorts Worldwide, Inc.
(continued)
7.875% due 05/01/2012	$1,625,000	$1,783,438
Turning Stone Casino Resort
9.125% due 12/15/2010	2,125,000	2,210,000
Vicorp Restaurants, Inc.
10.50% due 04/15/2011 (a)	300,000	282,000

		32,390,716
Household Appliances - 0.02%
Applica, Inc.
10.00% due 07/31/2008	385,000	373,450
Household Products - 0.46%
Resolution Performance Products, Inc.
8.00% due 12/15/2009	1,375,000	1,416,250
9.50% due 04/15/2010 (a)	1,125,000	1,164,375
13.50% due 11/15/2010 (a)	3,450,000	3,691,500
Simmons Bedding Company
7.875% due 01/15/2014 (a)	400,000	384,000
10.00% due 12/15/2014 (a)	225,000	135,000

		6,791,125
Industrial Machinery - 0.44%
Dresser Rand Group, Inc.
7.375% due 11/01/2014	4,375,000	4,550,000
Grant Prideco, Inc.
6.125% due 08/15/2015 (a)	1,250,000	1,259,375
NMHG Holding Company
10.00% due 05/15/2009	700,000	738,500

		6,547,875
Industrials - 0.44%
Dynegy Holdings, Inc.
7.125% due 05/15/2018	6,650,000	6,483,750
International Oil - 0.49%
Newfield Exploration Company
6.625% due 09/01/2014 (a)	25,000	25,812
8.375% due 08/15/2012	25,000	26,812
Pemex Project Funding Master Trust
9.125% due 10/13/2010	250,000	287,500
Pogo Producing Co.
6.875% due 10/01/2017	1,725,000	1,737,938
8.25% due 04/15/2011 (a)	925,000	964,313
Vintage Petroleum, Inc.
7.875% due 05/15/2011	3,325,000	3,469,568
8.25% due 05/01/2012	700,000	749,000

		7,260,943
Internet Content - 0.00%
PSINet, Inc.
11.00% due 08/01/2009 ^	193,291	121
PSINet, Inc., Series B
10.00% due 02/15/2005 ^	494,555	309

		430
Leisure Time - 5.29%
AMC Entertainment, Inc.
11.00% due 02/01/2016	3,900,000	3,924,375

The accompanying notes are an integral part of the financial statements. 164

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	$25,000	$26,062
AMF Bowling Worldwide, Inc.
10.00% due 03/01/2010	625,000	639,062
Boyd Gaming Corp.
6.75% due 04/15/2014 (a)	5,900,000	5,885,250
7.75% due 12/15/2012 (a)	25,000	26,156
Caesars Entertainment, Inc.
7.00% due 04/15/2013	2,475,000	2,619,015
Choctaw Resort Development Enterprise
7.25% due 11/15/2019	675,000	688,500
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	7,350,000	5,475,750
Herbst Gaming, Inc.
7.00% due 11/15/2014	3,750,000	3,750,000
8.125% due 06/01/2012	800,000	834,000
Isle Capri Casinos, Inc.
7.00% due 03/01/2014 (a)	3,925,000	3,925,000
Kerzner International Ltd.
6.75% due 10/01/2015	4,625,000	4,590,312
Las Vegas Sands Corp.
6.375% due 02/15/2015 (a)	4,050,000	3,928,500
Mandalay Resort Group
9.375% due 02/15/2010 (a)	125,000	137,188
MGM Mirage, Inc.
5.875% due 02/27/2014 (a)	1,100,000	1,060,125
6.625% due 07/15/2015 (a)	1,550,000	1,555,813
6.75% due 09/01/2012 (a)	4,100,000	4,166,625
7.25% due 08/01/2017	825,000	860,063
8.375% due 02/01/2011 (a)	2,800,000	3,003,000
9.75% due 06/01/2007	1,500,000	1,571,250
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	2,625,000	2,654,531
7.125% due 08/15/2014	3,300,000	3,399,000
Penn National Gaming, Inc.
6.75% due 03/01/2015 (a)	5,200,000	5,226,000
6.875% due 12/01/2011	825,000	841,500
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	2,550,000	2,652,000
8.75% due 10/01/2013 (a)	3,050,000	3,263,500
Seneca Gaming Corp.
7.25% due 05/01/2012	1,825,000	1,852,375
Station Casinos, Inc.
6.50% due 02/01/2014 (a)	500,000	500,000
6.625% due 03/15/2018	2,475,000	2,468,813
6.875% due 03/01/2016 (a)	6,450,000	6,562,875

		78,086,640
Manufacturing - 0.49%
Blount, Inc.
8.875% due 08/01/2012 (a)	350,000	367,500
KI Holdings, Inc.
zero coupon, Step up to 9.875% on
11/15/2009 due 11/15/2014	725,000	514,750

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Manufacturing (continued)
Koppers, Inc.
9.875% due 10/15/2013	$3,750,000	$4,050,000
Park-Ohio Industries, Inc.
8.375% due 11/15/2014	1,750,000	1,575,000
Trinity Industries, Inc.
6.50% due 03/15/2014	800,000	802,000

		7,309,250
Medical-Hospitals - 2.11%
Genesis Healthcare Corp.
8.00% due 10/15/2013	2,400,000	2,526,000
HCA, Inc.
5.50% due 12/01/2009 (a)	25,000	24,599
6.30% due 10/01/2012 (a)	150,000	149,457
6.375% due 01/15/2015	3,875,000	3,868,920
7.05% due 12/01/2027	2,350,000	2,247,462
7.50% due 12/15/2023	3,050,000	3,092,374
7.69% due 06/15/2025	925,000	956,316
8.36% due 04/15/2024	150,000	162,071
8.75% due 09/01/2010	600,000	659,933
IASIS Healthcare LLC
8.75% due 06/15/2014	5,500,000	5,582,500
Tenet Healthcare Corp.
6.875% due 11/15/2031	1,400,000	1,141,000
7.375% due 02/01/2013 (a)	5,125,000	4,702,187
9.875% due 07/01/2014 (a)	2,600,000	2,645,500
Triad Hospitals, Inc.
7.00% due 05/15/2012 (a)	75,000	76,500
7.00% due 11/15/2013 (a)	3,250,000	3,278,438

		31,113,257
Metal & Metal Products - 0.81%
Codelco, Inc.
5.50% due 10/15/2013	575,000	581,469
Mueller Group, Inc.
10.00% due 05/01/2012	2,350,000	2,573,250
Mueller Holdings, Inc.
zero coupon, Step up to 14.75% on
04/15/2009 due 04/15/2014	1,825,000	1,478,250
Novelis, Inc.
7.25% due 02/15/2015 (a)	6,275,000	6,086,750
Wolverine Tube, Inc.
7.375% due 08/01/2008	1,600,000	1,248,000

		11,967,719
Office Furnishings & Supplies - 0.48%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	2,100,000	2,121,000
Interface, Inc.
9.50% due 02/01/2014	3,075,000	3,151,875
10.375% due 02/01/2010	1,075,000	1,174,438
Tempur-Pedic/Tempur Products
10.25% due 08/15/2010	600,000	642,000

		7,089,313
Paper - 2.26%
Abitibi-Consolidated, Inc.
7.50% due 04/01/2028	25,000	20,375

The accompanying notes are an integral part of the financial statements. 165

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Paper (continued)
Abitibi-Consolidated, Inc. (continued)
7.75% due 06/15/2011	$1,150,000	$1,085,312
8.375% due 04/01/2015 (a)	4,280,000	4,044,600
8.55% due 08/01/2010	450,000	444,375
8.85% due 08/01/2030 (a)	4,070,000	3,576,512
Appleton Papers, Inc.
8.125% due 06/15/2011	1,525,000	1,528,813
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	2,700,000	2,598,750
Boise Cascade LLC
7.125% due 10/15/2014 (a)	3,825,000	3,633,750
Bowater Canada Finance Corp.
7.95% due 11/15/2011	75,000	73,500
Bowater, Inc.
6.50% due 06/15/2013 (a)	1,275,000	1,160,250
9.50% due 10/15/2012	1,725,000	1,794,000
Buckeye Technologies, Inc.
8.00% due 10/15/2010	1,200,000	1,173,000
8.50% due 10/01/2013	1,270,000	1,292,225
9.25% due 09/15/2008	1,400,000	1,400,000
Jefferson Smurfit Corp.
8.25% due 10/01/2012 (a)	3,578,000	3,497,495
Newark Group, Inc.
9.75% due 03/15/2014	2,150,000	1,870,500
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	600,000	552,000
8.625% due 06/15/2011 (a)	2,975,000	2,945,250
Smurfit Capital Funding PLC
7.50% due 11/20/2025	750,000	690,000

		33,380,707
Petroleum Services - 0.63%
Chaparral Energy, Inc.
8.50% due 12/01/2015 (a)	5,150,000	5,446,125
Hanover Compressor Company
zero coupon due 03/31/2007	675,000	621,000
8.625% due 12/15/2010	1,150,000	1,214,688
9.00% due 06/01/2014	1,225,000	1,335,250
Hanover Equipment Trust
8.75% due 09/01/2011	525,000	553,875
Premcor Refining Group, Inc.
6.75% due 02/01/2011	25,000	26,269
9.50% due 02/01/2013	50,000	55,667
Pride International, Inc.
7.375% due 07/15/2014	75,000	80,063

		9,332,937
Pharmaceuticals - 0.57%
Omnicare, Inc.
6.875% due 12/15/2015	2,900,000	2,958,000
Valeant Pharmaceuticals International
7.00% due 12/15/2011	5,525,000	5,414,500

		8,372,500
Plastics - 0.24%
Berry Plastics Corp.
10.75% due 07/15/2012	3,325,000	3,615,937

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Publishing - 1.76%
Block Communications, Inc.
8.25% due 12/15/2015	$3,050,000	$3,019,500
Cadmus Communications Corp.
8.375% due 06/15/2014	1,850,000	1,877,750
CBD Media Holdings, LLC
9.25% due 07/15/2012	2,625,000	2,674,219
CBD Media, Inc.
8.625% due 06/01/2011	1,750,000	1,778,437
Dex Media East LLC
9.875% due 11/15/2009	900,000	965,250
12.125% due 11/15/2012	575,000	663,406
Dex Media West LLC
8.50% due 08/15/2010 (a)	50,000	53,000
9.875% due 08/15/2013	1,700,000	1,882,750
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013 (a)	4,975,000	4,179,000
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013 (a)	3,425,000	2,877,000
8.00% due 11/15/2013	25,000	25,875
Houghton Mifflin Company
zero coupon, Step up to 11.50% on
10/15/2008 due 10/15/2013 (a)	2,900,000	2,407,000
8.25% due 02/01/2011	50,000	52,250
Mail-Well I Corp.
9.625% due 03/15/2012	2,100,000	2,257,500
Yell Finance BV
10.75% due 08/01/2011	1,125,000	1,231,875

		25,944,812
Real Estate - 1.73%
Felcor Lodging LP, REIT
9.00% due 06/01/2011	3,925,000	4,337,125
Host Marriott LP, REIT
6.375% due 03/15/2015	2,125,000	2,119,687
7.125% due 11/01/2013 (a)	5,550,000	5,730,375
9.50% due 01/15/2007	1,475,000	1,521,094
Meristar Hospitality Corp., REIT
9.00% due 01/15/2008 (a)	1,050,000	1,113,000
9.125% due 01/15/2011	3,625,000	4,205,000
Meristar Hospitality Operating Partnership LP, REIT
10.50% due 06/15/2009 (a)	425,000	452,094
Omega Healthcare Investors, Inc., REIT
7.00% due 01/15/2016	5,600,000	5,614,000
7.00% due 04/01/2014	500,000	506,875

		25,599,250
Retail - 0.46%
Carrols Corp.
9.00% due 01/15/2013 (a)	700,000	708,750
Eye Care Centers of America
10.75% due 02/15/2015	2,100,000	2,052,750
Harry & David Operations, Inc.
9.00% due 03/01/2013	2,225,000	2,158,250
Leslie's Poolmart
7.75% due 02/01/2013	1,850,000	1,877,750

		6,797,500

The accompanying notes are an integral part of the financial statements. 166

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail Grocery - 0.03%
CA FM Lease Trust
8.50% due 07/15/2017	$377,277	$409,086
Retail Trade - 0.56%
Finlay Fine Jewelry Corp.
8.375% due 06/01/2012	1,775,000	1,579,750
FTD, Inc.
7.75% due 02/15/2014 (a)	1,425,000	1,403,625
Jean Coutu Group, Inc.
7.625% due 08/01/2012	925,000	925,000
Jo-Ann Stores, Inc.
7.50% due 03/01/2012 (a)	750,000	630,000
Neiman Marcus Group, Inc.
10.375% due 10/15/2015 (a)	1,950,000	2,052,375
PETCO Animal Supplies, Inc.
10.75% due 11/01/2011	100,000	107,750
Saks, Inc.
9.875% due 10/01/2011	1,375,000	1,512,500

		8,211,000
Sanitary Services - 0.78%
Allied Waste North America, Inc.
7.25% due 03/15/2015	3,000,000	3,045,000
7.875% due 04/15/2013 (a)	325,000	338,000
8.50% due 12/01/2008	950,000	1,001,063
Allied Waste North America, Inc., Series B
7.375% due 04/15/2014 (a)	2,700,000	2,652,750
8.875% due 04/01/2008	50,000	52,562
9.25% due 09/01/2012	4,025,000	4,367,125

		11,456,500
Semiconductors - 0.41%
Amkor Technology, Inc.
7.125% due 03/15/2011	2,125,000	1,997,500
7.75% due 05/15/2013 (a)	75,000	71,062
9.25% due 02/15/2008	1,900,000	1,928,500
10.50% due 05/01/2009 (a)	2,100,000	2,089,500

		6,086,562
Steel - 0.41%
IPSCO, Inc.
8.75% due 06/01/2013	2,500,000	2,731,250
RathGibson, Inc.
11.25% due 02/15/2014	3,200,000	3,240,000
United States Steel LLC
10.75% due 08/01/2008	25,000	27,625

		5,998,875
Telecommunications Equipment &
Services - 2.39%
Citizens Communications Company
9.25% due 05/15/2011	100,000	110,750
Insight Midwest LP
9.75% due 10/01/2009	1,400,000	1,445,500
10.50% due 11/01/2010	2,650,000	2,792,438
Intelsat, Ltd.
9.614% due 01/15/2012 (b)	1,625,000	1,657,500
Lucent Technologies, Inc.
6.45% due 03/15/2029 (a)	12,975,000	10,947,656

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
Panamsat Corp.
9.00% due 08/15/2014 (a)		$1,425,000	$1,503,375
United States West Communications, Inc.
6.875% due 09/15/2033		15,086,000	14,482,560
World Access, Inc.
13.25% due 01/15/2049 ^		1,500,000	75,000
Zeus Special Subsidiary, Ltd.
zero coupon, Step up to 9.25% on
02/01/2010 due 02/01/2015 (a)		3,275,000	2,243,375

			35,258,154

Telephone - 1.00%
NTL Cable PLC
8.75% due 04/15/2014		2,725,000	2,779,500
Qwest Communications International, Inc.
7.25% due 02/15/2011		25,000	25,531
7.50% due 02/15/2014 (a)		1,196,000	1,228,890
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014 (a)		4,333,000	4,452,157
Qwest Corp.
7.50% due 06/15/2023 (a)		1,885,000	1,913,275
8.875% due 03/15/2012 (a)		3,150,000	3,528,000
Telefonos de Mexico SA de CV
8.75% due 01/31/2016	MXN	9,000,000	860,349

			14,787,702

Transportation - 0.27%
OMI Corp.
7.625% due 12/01/2013 (a)		$3,850,000	3,946,250

TOTAL CORPORATE BONDS (Cost $1,151,928,226)			$1,164,250,817

ASSET BACKED SECURITIES - 0.00%
First Consumers Master Trust,
Series 2001-A, Class A
4.88% due 09/15/2008 (b)		31,858	31,818

TOTAL ASSET BACKED SECURITIES
(Cost $31,677)			$31,818

SHORT TERM INVESTMENTS - 22.92%
State Street Navigator Securities
Lending Prime Portfolio (c)		$338,457,704	$338,457,704

TOTAL SHORT TERM INVESTMENTS
(Cost $338,457,704)			$338,457,704

REPURCHASE AGREEMENTS - 8.87%
Bank of America Repurchase
Agreement dated 02/28/2006 at
4.47% to be repurchased at
$50,006,208 on 03/01/2006,
collateralized by $51,065,000
FHLMC, 5.395% due 02/28/2011
(valued at $52,021,192, including
interest)		$50,000,000	$50,000,000

The accompanying notes are an integral part of the financial statements. 167

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS (continued)
Greenwich Capital Repurchase
Agreement dated 02/28/2006 at
4.55% to be repurchased at
$80,902,224 on 03/01/2006,
collateralized by $6,310,000
FNMAs 6.21% due 08/06/2038
(valued at $7,548,338 including
interest) and 75,000,000 FNMAs
5% due 07/25/2008 (valued at
$75,000,000 including interest)	$80,892,000	$80,892,000

TOTAL REPURCHASE AGREEMENTS
(Cost $130,892,000)		$130,892,000

Total Investments (High Yield Fund)
(Cost $1,781,989,097) - 122.13%		$1,803,230,145
Liabilities in Excess of Other Assets - (22.13)%		(326,695,807)

TOTAL NET ASSETS - 100.00%		$1,476,534,338

International Equity Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.73%
Argentina - 0.02%
Petrobras Energia
Participaciones SA, ADR, B Shares * (a)	1,508	$18,171
Siderar SA, Class A Shares, ADR	173	11,874
Telecom Argentina SA, ADR, B Shares * (a)	1,322	16,644

		46,689
Australia - 4.18%
Alinta, Ltd. (a)	3,321	27,435
Alumina, Ltd.	16,468	84,904
Amcor, Ltd. (a)	12,358	68,305
AMP, Ltd.	25,934	165,691
Ansell, Ltd. (a)	1,910	15,608
APN News & Media, Ltd. (a)	3,859	13,618
Aristocrat Leisure, Ltd. (a)	4,090	36,613
Australia and New Zealand Bank Group, Ltd.	25,591	488,977
Australia Gas & Light Company, Ltd. (a)	6,456	91,847
Australian Stock Exchange, Ltd. (a)	1,358	32,748
Axa Asia Pacific Holdings, Ltd. (a)	12,726	55,307
Babcock & Brown, Ltd.	1,984	25,543
BHP Billiton, Ltd. - AUD (a)	50,149	903,451
Billabong International, Ltd. (a)	1,774	20,454
Bluescope Steel, Ltd. (a)	10,432	51,150
Boral, Ltd.	8,438	55,101
Brambles Industries, Ltd. (a)	13,639	101,831
Caltex Australia, Ltd.	1,785	22,808
Centro Properties Group, Ltd.	11,714	59,176
CFS Gandel Retail Trust, New Shares *	571	810
CFS Gandel Retail Trust	19,973	28,934
Challenger Financial Services Group, Ltd. (a)	5,297	15,308
Coca-Cola Amatil, Ltd.	6,892	36,096

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Cochlear, Ltd.	718	$26,137
Coles Myer, Ltd.	16,708	121,890
Commonwealth Bank of Australia, Ltd. (a)	17,932	597,478
Commonwealth Property Office Fund, Ltd.	20,278	20,337
Computershare, Ltd. (a)	5,108	25,690
CSL, Ltd. (a)	2,676	104,768
CSR, Ltd.	12,034	34,151
DB RREEF Trust	35,689	37,384
DCA Group, Ltd. (a)	5,313	13,854
Downer EDI, Ltd. (a)	3,649	21,280
Foster's Group, Ltd.	27,979	113,074
Futuris Corp., Ltd.	7,014	12,297
General Property Trust	25,657	79,101
Harvey Norman Holding, Ltd.	6,991	18,178
Iluka Resources, Ltd. (a)	3,079	16,332
ING Industrial Fund	9,945	16,919
Investa Property Group, Ltd.	22,834	34,096
James Hardie Industries, Ltd.	6,806	44,899
John Fairfax Holdings, Ltd.	12,219	36,038
Leighton Holdings, Ltd.	1,802	24,391
Lend Lease Corp.	5,221	51,703
Lion Nathan, Ltd.	3,884	23,083
Macquarie Airports, Ltd. (a)	8,499	20,394
Macquarie Bank, Ltd.	3,262	155,651
Macquarie Communications
Infrastructure Group, Ltd.	4,557	19,195
Macquarie Goodman Group, Ltd.	17,441	65,433
Macquarie Infrastructure Group, Ltd.	34,164	88,831
Mayne Nickless, Ltd.	8,434	20,990
Mayne Pharma, Ltd. * (a)	8,434	17,356
Mirvac Group, Ltd.	11,503	35,977
Multiplex Group, Ltd. (a)	8,302	19,489
National Australia Bank, Ltd.	22,056	601,017
Newcrest Mining, Ltd.	4,647	73,188
NRMA Insurance Group, Ltd. (a)	22,436	89,839
OneSteel, Ltd. (a)	7,453	21,372
Orica, Ltd.	4,489	76,669
Origin Energy, Ltd. (a)	11,149	57,150
Pacific Brands, Ltd.	6,649	11,213
PaperlinX, Ltd.	5,898	14,898
Patrick Corp., Ltd.	8,634	43,937
Perpetual Trust of Australia, Ltd. (a)	606	30,613
Publishing & Broadcasting, Ltd.	1,779	22,520
Qantas Airways, Ltd., ADR	12,292	37,440
QBE Insurance Group, Ltd. (a)	10,752	165,345
Rinker Group, Ltd.	13,114	174,291
Rio Tinto, Ltd. (a)	3,952	209,039
Santos, Ltd.	8,360	70,304
SFE Corporation, Ltd. (a)	1,772	16,837
Sonic Healthcare, Ltd. (a)	3,462	39,942
Stockland Company, Ltd.	18,236	91,175
Stockland Trust Group, Ltd.	580	2,777

The accompanying notes are an integral part of the financial statements. 168

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Suncorp-Metway, Ltd. (a)	7,642	$116,156
TABCORP Holdings, Ltd. (a)	7,371	83,179
Telstra Corp., Ltd. (a)	29,718	84,998
Toll Holdings, Ltd. (a)	3,273	28,400
Transurban Group, Ltd.	11,519	61,102
UNiTAB, Ltd. (a)	1,586	16,224
Wesfarmers, Ltd. (a)	5,248	142,694
Westfield Group *	656	8,306
Westfield Group	20,804	275,104
Westpac Banking Corp., Ltd.	25,443	446,267
Woodside Petroleum, Ltd.	6,498	195,460
Woolworths, Ltd.	15,850	216,659

		7,842,226
Austria - 0.37%
Andritz AG	133	17,205
Bohler Uddeholm AG	149	27,959
Erste Bank der Oesterreichischen
Sparkassen AG	2,424	147,378
Flughafen Wien AG	153	12,341
Immofinanz Immobiien Anlage AG *	4,905	50,055
Mayr-Melnhof Karton AG	61	8,977
Meinl European Land, Ltd. *	1,403	25,841
Oesterreichische Elektrizitaets AG, Class A	113	52,538
OMV AG	2,411	149,606
RHI AG *	302	8,616
Telekom Austria AG	5,114	116,812
Voestalpine AG	289	33,699
Wienerberger Baustoffindustrie AG	921	42,700

		693,727
Belgium - 0.98%
Agfa Gevaert NV	1,277	25,454
Barco NV	148	12,421
Bekaert SA	190	19,514
Belgacom SA	2,298	69,146
Cofinimmo SA	78	12,358
Colruyt SA	226	32,574
Compagnie Maritime Belge SA	231	7,485
Delhaize Group	998	66,627
Dexia	7,691	191,078
Euronav NV	243	7,060
Fortis Group SA	16,444	586,151
Groupe Bruxelles Lambert SA	975	107,110
Interbrew	2,563	118,522
KBC Bancassurance Holding NV	2,576	269,018
Mobistar SA	404	28,392
Omega Pharma SA	261	14,129
SA D'Ieteren Trading NV	37	11,107
Solvay SA	894	98,958
Suez SA	1,452	53,188
UCB SA	1,238	58,666

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Union Miniere SA	344	$48,925

		1,837,883
Bermuda - 0.24%
Brilliance China Automotive Holdings, Ltd. *	32,000	5,568
Cheung Kong Infrastructure Holdings, Ltd.	6,000	18,830
Cosco Pacific, Ltd.	16,000	33,717
Credicorp Ltd, ADR	967	28,942
Digital China Holdings, Ltd.	5,000	1,772
Esprit Holdings, Ltd.	13,500	103,790
Frontline, Ltd.	750	28,780
Giordano International, Ltd.	20,000	10,633
Johnson Electronic Holdings, Ltd.	19,000	18,489
Kerry Properties, Ltd.	6,500	20,944
Li & Fung, Ltd.	24,000	48,720
Noble Group, Ltd. (a)	12,000	9,030
Orient Overseas International, Ltd.	3,000	11,136
Shangri-La Asia, Ltd.	14,000	22,465
Smartone Telecommunications Holdings, Ltd.	4,000	4,511
South China Morning Post, Ltd.	12,000	4,485
Texwinca Holdings, Ltd.	8,000	6,290
TPV Technology, Ltd.	16,000	17,632
Weatherford International, Ltd. *	710	30,615
Yue Yuen Industrial Holdings, Ltd.	6,500	20,232

		446,581
Brazil - 1.57%
Aracruz Celulose SA, ADR (a)	845	41,532
Brasil Telecom Participacoes SA, ADR (a)	905	35,974
Centrais Eletricas Brasileiras SA, ADR, B
Shares (a)	2,071	22,621
Centrais Eletricas Brasileiras SA, ADR	3,447	36,310
CIA Brasileira De Distribuicao Grupo Pao de
Acucar, ADR (a)	436	18,530
CIA de Bebidas das Americas, ADR, PFD
Shares	4,766	202,269
CIA de Bebidas das Americas, ADR	900	32,130
CIA Energetica De Minas Gerais, ADR (a)	1,976	102,673
Companhia Siderurgica Nacional SA, ADR (a)	3,126	92,123
Companhia Vale Do Rio Doce, ADR	6,194	287,588
Companhia Vale Do Rio Doce, SADR	8,786	357,590
Contax Participacoes SA, ADR *	4,934	6,885
Empresa Brasileira de Aeronautica SA, ADR	1,575	62,606
Gerdau SA, ADR (a)	4,161	94,912
Petroleo Brasileiro SA, ADR, Petro	8,318	665,191
Petroleo Brasileiro SA, ADR *	5,997	524,977
Tele Centro Oeste Celular Participacoes SA,
ADR (a)	1,166	17,152
Tele Norte Leste Participacoes SA, ADR	5,457	101,118
Telesp Celular Participacoes SA, ADR * (a)	4,580	22,671
Unibanco - Uniao De Bancos Brasileiros SA,
ADR	1,717	151,010
Usinas Siderurgicas de Minas Gerais SA, ADR (a)	1,567	51,365

The accompanying notes are an integral part of the financial statements. 169

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Votorantim Celulose e Papel SA, SADR	1,189	$17,550

		2,944,777
Canada - 6.07%
Aber Diamond Corp.	700	26,388
Abitibi Consolidated, Inc.	5,300	18,443
Agnico-Eagle Mines, Ltd.	1,300	33,163
Agrium, Inc.	1,800	44,763
Alcan Aluminum, Ltd. USD	5,200	226,643
Algoma Steel, Inc. *	500	13,225
Aliant, Inc.	600	14,483
Angiotech Pharmaceuticals, Inc. *	1,100	17,022
ATI Technologies, Inc. *	3,400	54,047
Bank Nova Scotia Halifax	13,900	582,627
Bank of Montreal	6,900	418,184
Barrick Gold Corp.	11,908	324,906
BCE, Inc.	4,100	99,510
Biovail Corp. *	1,800	45,237
Bombardier, Inc. *	19,100	49,009
Brookfield Asset Management, Inc.	3,300	180,804
Brookfield Properties Corp.	1,800	52,877
CAE, Inc.	3,300	27,374
Cameco Corp.	4,800	178,207
Canadian Imperial Bank of Commerce	4,700	330,198
Canadian National Railway Company	7,800	364,640
Canadian Natural Resources, Ltd.	7,400	403,749
Canadian Pacific Railway, Ltd.	2,300	117,627
Canadian Tire Corp., Ltd.	1,100	64,279
Canfor Corp. *	1,200	14,236
Celestica, Inc. *	2,500	27,065
CGI Group, Inc. *	3,800	28,483
CI Financial Inc., ADR	2,100	51,670
Cognos, Inc. *	1,200	46,049
Cott Corp. *	800	9,772
Domtar, Inc.	2,600	14,051
Enbridge, Inc.	4,700	147,856
EnCana Corp. - CAD	12,200	503,866
Fairfax Financial Holdings, Ltd.	300	43,036
Fairmont Hotels & Resorts, Inc.	1,000	44,218
Falconbridge, Ltd.	4,200	135,633
Finning International, Inc.	1,200	39,554
Four Seasons Hotels, Inc.	300	16,982
George Weston, Ltd.	700	53,607
Gildan Activewear, Inc. *	800	39,895
Glamis Gold, Ltd. *	1,700	46,220
Goldcorp, Inc. - New	4,500	114,477
Great-West Lifeco, Inc.	3,600	92,373
Hudson's Bay Company	800	10,685
Husky Energy, Inc.	1,700	103,912
IGM Financial, Inc.	1,600	65,097
Imperial Oil, Ltd.	1,700	163,726
Inco, Ltd.	2,700	130,634

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Intrawest Corp.	600	$19,081
Ipsco, Inc.	700	67,355
Ivanhoe Mines, Ltd. *	2,900	23,190
Jean Coutu Group, Inc.	1,900	22,172
Kinross Gold Corp. *	4,600	42,402
Loblaw Companies, Ltd.	1,500	75,923
Magna International, Inc.	1,500	111,709
Manulife Financial Corp.	11,100	708,040
MDS, Inc.	1,900	38,401
Meridian Gold, Inc. *	1,300	32,786
Methanex Corp.	1,600	31,719
MI Developments, Inc.	600	20,399
National Bank of Canada	2,400	136,661
Nexen, Inc.	3,700	193,193
Nortel Networks Corp. *	59,400	171,728
Nova Chemicals Corp.	1,100	35,774
Novelis, Inc.	1,000	18,251
Onex Corp.	1,600	28,344
Open Text Corp. *	600	10,450
Petro-Canada	7,200	329,378
Potash Corp. of Saskatchewan, Inc.	1,500	143,660
Power Corporation Of Canada	4,300	118,647
Power Financial Corp.	3,300	96,709
Precision Drilling Trust, ADR	1,700	53,076
QLT, Inc. *	1,300	9,253
Quebecor World, Inc.	1,200	12,179
Research In Motion, Ltd. *	2,200	155,469
Rogers Communications, Inc.	2,800	111,951
RONA, Inc. *	1,500	28,286
Royal Bank of Canada	9,000	751,002
Saputo, Inc.	600	17,626
Shaw Communications, Inc.	2,600	67,970
Shell Canada, Ltd.	2,800	93,989
Shoppers Drug Mart Corp.	2,600	101,350
SNC-Lavalin Group, Inc.	700	58,208
Sun Life Financial, Inc.	8,200	358,480
Suncor Energy, Inc.	6,400	478,032
Talisman Energy, Inc.	5,100	267,593
Teck Cominco, Ltd.	2,800	174,815
Telus Corp. - Non Voting Shares	2,300	89,332
Telus Corp.	800	31,431
Thomson Corp.	3,100	118,443
TransAlta Corp.	2,600	54,993
Trans-Canada Corp.	6,800	209,079
TSX Group, Inc.	900	38,120

		11,387,151
Cayman Islands - 0.05%
ASM Pacific Technology, Ltd.	2,500	14,000
China Resources Land, Ltd.	10,000	5,381
Hutchison Telecommunications
International, Ltd. *	19,000	29,386
Kingboard Chemical Holdings, Ltd.	8,000	25,314

The accompanying notes are an integral part of the financial statements. 170

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cayman Islands (continued)
Solomon Systech International, Ltd.	24,000	$11,291

		85,372
Chile - 0.23%
Banco Santander Chile SA, ADR	1,528	72,565
CIA Cervecerias Unidas SA, ADR	257	6,990
Compania de Telecomunicaciones de Chile
SA, ADR (a)	4,429	38,089
Distribucion y Servicio D&S SA, ADR (a)	553	11,364
Embotelladora Andina SA, ADR, Series A	516	7,032
Embotelladora Andina SA, ADR, Series B	582	8,614
Empresa Nacional de Electricidad SA, ADR	3,697	116,825
Enersis SA, ADR	8,835	108,406
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares (a)	410	50,102
Vina Concha Y Toro S.A., ADR (a)	514	14,649

		434,636
China - 0.70%
Air China, Ltd. *	38,000	13,714
Aluminum Corp. of China, Ltd.	38,000	38,937
Angang New Steel Co., Ltd. Class H	12,000	9,744
AviChina Industry & Technology Co., Ltd. *	20,000	1,547
Bank of Communications Co., Ltd., H Shares *	88,000	53,591
Beijing Capital International Airport Co., Ltd.,
Class H	16,000	9,074
Beijing Datang Power Generation Company,
Ltd., Class H	22,000	15,737
BYD Company, Ltd., H Shares	2,000	3,995
Chaoda Modern Agriculture Holdings, Ltd.	22,000	13,185
China Construction Bank *	374,500	174,973
China Life Insurance Company, Ltd. *	102,000	115,689
China Mengniu Dairy Co., Ltd.	14,000	14,435
China Overseas Land & Investment, Ltd.	50,000	27,227
China Petroleum & Chemical Corp., Class H	254,000	153,048
China Shipping Container Lines Co., Ltd.	33,000	11,590
China Shipping Development Company, Ltd.,
Class H	20,000	16,111
China Telecom Corp., Ltd.	200,000	73,466
China Travel International Investment Hong
Kong, Ltd.	34,000	9,312
COSCO Holdings *	25,000	12,244
Guangdong Investment, Ltd.	36,000	16,472
Guangshen Railway Company, Ltd., Class H	18,000	6,728
Huadian Power International Corp., Ltd.,
Class H *	18,000	4,872
Huaneng Power International, Inc., Class H	46,000	30,830
Jiangsu Expressway, Ltd.	20,000	12,889
Jiangxi Copper Co., Ltd., Class H	22,000	13,043
Lenovo Group, Ltd.	52,000	21,447
Maanshan Iron & Steel Co., Ltd., Class H	28,000	9,834
PetroChina Company, Ltd., Class H	288,000	282,109
PICC Property & Casualty Co., Ltd., Class H	38,000	12,979
Qingling Motors Co.	10,000	1,663

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Shanghai Electric Group Co., Ltd. *	44,000	$19,565
Shanghai Forte Land Co.	12,000	5,181
Shenzhen Expressway Co. Ltd.	10,000	3,931
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	36,000	20,416
Sinopec Yizheng Chemical Fibre Co., Ltd.	18,000	4,814
Sinotrans, Ltd., Class H	20,000	8,507
Tsingtao Brewery Company, Ltd., Series H	4,000	5,259
Weichai Power Co., Ltd.	2,000	3,261
Yanzhou Coal Mining Company, Ltd., Class H	30,000	24,553
Zhejiang Expressway Company, Ltd., Class H	20,000	14,178
Zijin Mining Group, Ltd.	20,000	11,922
ZTE Corp., Class H	2,200	8,223

		1,310,295
Colombia - 0.04%
BanColombia SA, ADR (a)	2,203	72,280
Denmark - 0.54%
A P Moller- Maersk AS	17	155,938
AS Det Ostasiatiske Kompagni	275	27,511
Bang & Olufsen AS - B Series (a)	150	17,858
Carlsberg AS, B Shares	500	31,322
Coloplast AS	352	23,513
Dampskibsselskabet Torm AS (a)	200	9,732
Danisco AS	700	51,346
Danske Bank AS	6,200	221,195
DSV AS	300	40,319
FLS Industries AS, B Shares	400	12,561
GN Store Nord AS	3,000	40,031
H. Lundbeck AS	800	16,492
NKT Holdings AS	300	15,197
Novo Nordisk AS	3,400	199,949
Novozymes AS, B Shares	750	44,945
Topdanmark AS *	300	30,395
Vestas Wind Systems AS	2,400	50,339
William Demant Holdings AS *	400	23,300

		1,011,943
Finland - 1.18%
Amer Group Oyj	950	19,876
Asko Oyj (a)	800	20,934
Cargotec Corp. Oyj * (a)	507	20,550
Elisa Oyj, A Shares	2,250	45,439
Fortum Corp. Oyj	6,200	150,044
KCI Konecranes Oyj	200	12,589
Kesko Oyj	900	28,293
Kone Corp. Oyj (a)	1,012	41,864
Metra Oyj, B Shares	800	29,184
Metso Oyj	1,500	55,256
Neste Oil Oyj *	1,712	52,432
Nokia AB - Oyj	61,950	1,159,502
Nokian Renkaat Oyj	1,360	21,645
Orion Oyj, Series B (a)	1,000	21,554

The accompanying notes are an integral part of the financial statements. 171

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Outokumpu Oyj	1,400	$25,419
Rautaruukki Oyj	1,200	40,471
Sampo Oyj, A Shares	5,600	112,291
Stora Enso Oyj, R Shares	8,500	121,397
TietoEnator Oyj (a)	1,060	38,138
UPM-Kymmene Oyj	7,300	154,908
YIT-Yhtyma Oyj	900	45,707

		2,217,493
France - 7.32%
Accor SA (a)	2,747	165,036
Air France KLM (a)	1,603	37,072
Alcatel SA * (a)	17,316	233,016
Alstom RGPT *	1,563	133,642
Atos Origin SA *	888	61,863
Autoroutes du Sud de la France	764	46,128
AXA Group	20,919	738,378
BNP Paribas SA	10,967	1,014,118
Bouygues SA (a)	2,794	146,599
Business Objects SA *	891	32,935
Caisse Nationale du Credit Agricole	8,204	299,542
Cap Gemini SA *	1,800	88,850
Carrefour SA	7,814	387,661
Casino Guich Perrachon SA (a)	494	30,767
CNP Assurances SA	458	43,851
Compagnie De Saint Gobain SA	4,365	291,093
Compagnie Generale des Etablissements
Michelin, Class B	2,040	124,383
Dassault Systemes SA	750	41,799
Essilor International SA	1,403	120,797
European Aeronautic Defence &
Space Company	3,410	125,046
France Telecom SA	23,637	513,706
Gecina SA	123	15,365
Groupe Danone SA	3,296	380,731
Hermes International SA	317	79,200
Imerys SA	420	35,836
Klepierre SA	305	35,159
Lafarge SA	2,469	258,005
Lagardere S.C.A. (a)	1,709	132,083
L'Air Liquide SA	1,513	298,372
L'Oreal SA	4,113	363,676
LVMH Moet Hennessy SA	3,403	309,002
Neopost SA	421	42,088
PagesJaunes Groupe SA	1,659	44,353
Pernod-Ricard SA (a)	986	168,613
Peugeot SA	2,214	129,007
Pinault-Printemps-Redoute SA	946	108,937
Publicis Groupe SA	1,809	69,001
Renault Regie Nationale SA (a)	2,581	247,886
Safran SA	2,206	56,113
Sanofi-Aventis (a)	14,554	1,237,485
Schneider Electric SA	3,145	321,155

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
SCOR	10,889	$26,194
Societe BIC SA	412	25,096
Societe des Autoroutes du Nord et
de l'Est de la France *	303	20,928
Societe Des Autoroutes Paris-Rhin-Rhone	448	5,927
Societe Generale	4,924	697,203
Societe Television Francaise 1	1,562	47,024
Sodexho Alliance (a)	1,262	53,697
STMicroelectronics NV	8,852	150,379
Suez SA Strip VVPR *	1,452	17
Suez SA	12,469	458,679
Technip SA	1,146	68,850
Thales SA	1,023	46,574
Thomson SA (a)	3,434	58,969
Total SA (a)	7,847	1,971,721
Unibail	651	106,596
Valeo SA	922	36,881
Veolia Environnement SA	4,817	251,310
Vinci SA	2,337	215,685
Vivendi Universal SA	15,034	455,640
Zodiac SA	504	31,600

		13,737,319
Germany - 5.43%
Adidas-Salomon AG	630	122,965
Allianz AG	5,306	854,928
Altana AG	951	51,005
BASF AG	7,586	571,065
Bayer AG	9,318	374,675
Beiersdorf AG	228	30,933
Celesio AG	518	48,013
Commerzbank AG	6,826	248,073
Continental AG	1,875	191,574
DaimlerChrysler AG (a)	12,868	712,045
Deutsche Bank AG	6,965	766,252
Deutsche Boerse AG	1,443	181,297
Deutsche Lufthansa AG	3,101	51,146
Deutsche Post AG	8,725	227,484
Deutsche Post AG-Reg *	1,000	25,508
Deutsche Telekom AG	38,508	606,712
Douglas Holding AG	450	20,638
E.ON AG	8,785	971,078
Epcos AG *	663	8,994
Fresenius Medical Care AG	829	88,982
Heidelberger Druckmaschinen AG	698	29,952
Hochtief AG	806	43,219
Hypo Real Estate Holding AG	1,767	116,070
Infineon Technologies AG *	8,606	79,266
IVG Immobilien AG	943	24,385
Karstadt Quelle AG	857	20,947
Linde AG	1,131	89,434
MAN AG	1,909	120,127
Merck & Company AG	657	65,673

The accompanying notes are an integral part of the financial statements. 172

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Metro AG	1,975	$104,844
MLP AG	822	18,487
Muenchener Rueckversicherungs-
Gesellschaft AG	2,605	352,617
Premiere AG *	611	10,208
ProSieben Sat.1 Media AG	1,111	26,111
Puma AG	224	80,447
Qiagen AG *	1,899	28,706
RWE AG	5,928	506,919
SAP AG	3,119	634,866
Schering AG	2,364	169,688
Siemens AG	11,310	1,036,327
Suedzucker AG	898	23,734
Thyssen Krupp AG	5,196	131,393
Tui AG	3,051	60,124
Volkswagen AG	3,201	223,445
Wincor Nixdorf AG	213	27,121

		10,177,477
Greece - 0.55%
Alpha Bank SA	3,940	150,118
Athens Stock Exchange S.A. (ASE)	610	9,119
Bank of Piraeus SA	2,450	74,071
Coca Cola Hell Bottling	1,530	45,600
Commercial Bank of Greece SA *	1,140	40,554
Cosmote Mobile Communications SA	1,900	40,817
Duty Free Shops	240	4,486
EFG Eurobank Ergas SA	2,680	106,712
Folli-Follie SA	220	6,494
Germanos SA	750	15,683
Greek Organization of Football Prognostics	3,180	120,858
Hellenic Petroleum SA	1,410	19,667
Hellenic Technodomiki Tev SA	1,270	10,992
Hellenic Telecommunications Organization SA *	3,500	74,688
Hyatt Regency Hotel SA	550	7,317
Intracom SA	1,130	8,325
National Bank Of Greece SA	3,775	195,046
Public Power Corp.	1,490	33,323
Techniki Olympiaki SA	1,050	6,609
Titan Cement Company SA	820	39,103
Viohalco SA	1,450	16,042

		1,025,624
Hong Kong - 1.57%
Anhui Conch Cement Company, Ltd., Series H	6,000	8,623
Bank of East Asia, Ltd.	20,200	69,644
Beijing Enterprises Holdings, Ltd.	4,000	7,965
BOC Hong Kong Holdings, Ltd.	52,000	104,889
Cathay Pacific Airways, Ltd.	15,000	27,840
Cheung Kong Holdings, Ltd.	21,000	221,944
China Eastern Airlines Corp., Ltd.	20,000	3,351
China Everbright, Ltd. *	10,000	5,349

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Merchants Holdings
International Company, Ltd.	16,000	$45,575
China Mobile, Ltd.	74,500	364,401
China Pharmaceutical Group, Ltd. *	10,000	1,843
China Resource Power Holdings, Ltd.	16,000	10,620
China Resources Enterprises, Ltd.	16,000	35,367
China Southern Airlines Co., Ltd. *	16,000	4,743
Citic Pacific, Ltd.	17,000	50,833
CLP Holdings, Ltd.	25,500	145,926
CNOOC, Ltd.	187,000	157,868
Cofco International, Ltd.	8,000	4,253
Denway Motors, Ltd.	76,000	30,121
Global Bio-Chem Technology Group Company	20,000	11,342
Gome Electrical Appliances Holdings, Ltd.	8,000	7,630
Guangzhou Investment Company, Ltd.	42,000	7,254
Hang Lung Properties, Ltd.	26,000	46,915
Hang Seng Bank, Ltd.	10,700	143,288
Henderson Land Development Company, Ltd.	10,000	53,682
Hong Kong & China Gas Company, Ltd.	51,000	122,263
Hong Kong Electric Holdings, Ltd.	19,500	89,851
Hong Kong Exchange & Clearing, Ltd.	14,000	71,997
Hopewell Holdings, Ltd.	9,000	25,288
Hutchison Whampoa, Ltd.	30,000	286,517
Hysan Development Company, Ltd.	8,000	19,539
Li Ning Co., Ltd.	7,000	6,000
Link, REIT *	29,500	64,447
MTR Corp.	19,000	43,345
New World Development Company, Ltd.	32,575	52,481
PCCW, Ltd.	53,000	36,546
Ping An Insurance Group Company of China,
Ltd.	16,000	37,223
Semiconductor Manufacturing
International Corp. *	114,000	16,750
Shanghai Industrial Holdings, Ltd.	6,000	12,914
Shenzhen Investment, Ltd.	14,000	2,400
Sino Land Company, Ltd.	20,276	30,576
Sun Hung Kai Properties, Ltd.	18,000	188,266
Swire Pacific, Ltd., Class A	13,000	124,744
TCL International Holdings, Ltd.	18,000	2,668
Techtronic Industries Company, Ltd.	15,500	26,970
Television Broadcasting Company, Ltd.	4,000	22,504
Travelsky Technology, Ltd.	4,000	3,918
Weiqiao Textile Company, Ltd.	4,500	7,250
Wharf Holdings, Ltd.	17,000	63,103
Wing Hang Bank, Ltd.	2,500	19,285

		2,948,111
India - 0.78%
Bajaj Auto, Ltd., ADR	717	42,088
Dr Reddy's Laboratories, Ltd., ADR	1,473	42,378
Grasim Industries, Ltd., ADR	999	38,961
ICICI Bank, Ltd., SADR	7,679	235,822
Infosys Technologies, Ltd., ADR	5,107	361,575

The accompanying notes are an integral part of the financial statements. 173

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Larsen & Toubro, Ltd., ADR	394	$21,285
Ranbaxy Laboratories, Ltd., ADR	4,173	39,769
Reliance Industries, Ltd., GDR	9,876	315,044
Satyam Computer Services, Ltd., ADR	3,622	149,045
State Bank of India, Ltd., ADR (a)	640	30,720
Tata Motors, Ltd., ADR (a)	5,069	92,915
Videsh Sanchar Nigam, Ltd., ADR (a)	698	11,280
Wipro, Ltd., ADR (a)	5,847	81,215

		1,462,097
Indonesia - 0.19%
PT Telekomunikiasi Indonesia, ADR	13,500	351,675
Ireland - 0.70%
Allied Irish Banks PLC - Dublin	12,402	296,144
Bank of Ireland	13,768	245,382
C&C Group PLC	3,967	26,484
CRH PLC	7,606	248,993
DCC PLC	1,159	26,391
Depfa Bank PLC	4,781	79,396
Eircom Group PLC - Dublin	11,472	30,225
Elan Corp. - Dublin *	5,676	75,719
Fyffes PLC - Dublin	4,132	10,345
Grafton Group PLC	3,146	38,630
Greencore Group PLC - Dublin	2,050	8,407
Iaws Group PLC, ADR	1,528	25,502
Independent News & Media PLC - Dublin	8,061	25,658
Irish Life & Permanent PLC - Dublin	3,852	84,909
Kerry Group PLC	1,876	41,509
Kingspan Group PLC - Dublin	1,550	22,396
Paddy Power PLC	593	9,367
Ryanair Holdings PLC, SADR * (a)	420	22,298

		1,317,755
Israel - 0.43%
Aladdin Knowledge Systems ADR * (a)	979	19,844
Alvarion, Ltd., ADR * (a)	10,017	93,559
Audio Codes, Ltd., ADR * (a)	2,831	32,500
Check Point Software Technologies, Ltd., ADR *	15,898	337,991
ECI Telecom, Ltd. ADR *	3,196	27,869
Given Imaging Corp. ADR *	2,814	64,835
Lipman Electronic Engineering, Ltd. ADR *	1,761	43,197
M-Systems Flash Disk Pioneers, Ltd. ADR * (a)	2,758	74,466
Orbotech, Ltd. ADR *	2,403	57,263
RADWARE, Ltd. ADR * (a)	962	19,173
Syneron Medical, Ltd. ADR * (a)	1,159	31,757

		802,454
Italy - 3.06%
Alleanza Assicuraz SpA	5,893	72,993
Assicurazioni Generali SpA	13,419	481,363
Autogrill SpA	1,430	20,986
Autostrade SpA	3,966	101,275
Banca Fideuram SpA	3,673	22,288
Banca Intesa SpA - Non convertible	13,022	71,683

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Banca Intesa SpA	46,280	$273,656
Banca Monte dei Paschi Siena SpA	15,334	79,337
Banca Naz Del Lavoro SpA * (a)	14,806	51,453
Banca Popolare di Milano SpA	5,514	69,745
Banche Popolari Unite SpA	4,763	119,697
Banco Popolare Di Verona e Novara SpA	5,137	123,278
BCA Antonveneta SpA	1,219	38,409
Benetton Group SpA	794	10,128
Bulgari SpA	1,857	22,050
Capitalia SpA	23,243	175,676
Enel SpA	60,342	501,399
Eni SpA	36,425	1,040,440
Fiat SpA * (a)	6,708	72,612
Finmeccanica SpA	4,105	89,899
Gruppo Editoriale L'Espresso SpA	2,164	11,112
Italcementi SpA	885	18,126
Lottomatica SpA * (a)	389	15,535
Luxottica Group SpA	1,919	53,968
Mediaset SpA	11,436	134,698
Mediobanca SpA	6,765	141,539
Mediolanum SpA (a)	3,782	31,245
Mondadori (Arnoldo) Editore SpA	1,458	13,792
Pirelli & Company SpA	41,559	39,289
San Paolo-IMI SpA	15,626	275,888
Seat Pagine Gialle SpA *	60,043	29,491
Snam Rete Gas SpA	14,057	61,753
T.E.R.N.A SpA	16,879	44,420
Telecom Italia Media SpA *	14,331	7,278
Telecom Italia SpA	150,037	402,897
Telecom Italia SpA-RNC	84,903	195,248
Tiscali SpA *	2,947	8,687
UniCredito Italiano SpA (a)	112,666	819,991

		5,743,324
Japan - 20.22%
Acom Company, Ltd. (a)	960	58,580
Aderans Company, Ltd. (a)	800	22,015
Advantest Corp.	1,000	113,922
AEON Company, Ltd.	9,300	221,750
AEON Credit Service Company, Ltd.	1,200	34,151
Aiful Corp.	850	56,589
Aisin Seiki Company	2,500	88,668
Ajinomoto Company, Inc.	8,000	84,779
Alfresa Holdings Corp. (a)	300	17,357
All Nippon Airways Company, Ltd.	8,000	29,126
Alps Electric Company (a)	2,300	35,971
Amada Company, Ltd.	5,000	47,261
Amano Corp.	1,400	25,186
Anritsu Corp.	2,000	11,469
Aoyama Trading Company, Ltd.	800	24,613
Ariake Japan Company, Ltd.	400	11,144
Asahi Breweries, Ltd.	5,100	68,561

The accompanying notes are an integral part of the financial statements. 174

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Asahi Glass Company, Ltd. (a)	15,000	$211,520
Asahi Kasei Corp.	18,000	118,913
ASATSU-DK, Inc.	500	17,819
Astellas Pharmaceuticals, Inc.	7,700	296,128
Autobacs Seven Company, Ltd.	400	20,101
Bank of Fukuoka, Ltd. (a)	7,000	59,345
Bank of Kyoto, Ltd. (a)	3,000	35,023
Bank of Yokohama, Ltd. *	16,000	129,630
Benesse Corp.	900	30,843
Bridgestone Corp.	9,000	175,369
Canon Sales Company, Inc.	1,000	21,323
Canon, Inc.	10,500	656,866
Casio Computer Company, Ltd. (a)	2,900	46,842
Central Glass Company, Ltd. (a)	4,000	22,391
Central Japan Railway Company, Ltd.	22	214,340
Chiba Bank, Ltd.	10,000	84,095
Chiyoda Corp. * (a)	2,000	48,372
Chubu Electric Power Company, Inc.	8,300	218,477
Chugai Pharmaceutical Company, Ltd.	3,700	67,511
Circle K Sunkus Company, Ltd. (a)	600	13,871
Citizen Watch Company, Ltd. (a)	4,800	42,745
Coca-Cola West Japan Company, Ltd. (a)	1,000	23,759
COMSYS Holdings Corp.	2,000	27,844
Credit Saison Company, Ltd.	2,100	99,068
CSK Corp.	900	41,073
Dai Nippon Printing Company, Ltd.	9,000	158,448
Daicel Chemical Industries, Ltd.	4,000	32,237
Daido Steel Company, Ltd.	5,000	43,971
Daiichi Sankyo Company, Ltd. * (a)	9,300	189,958
Daikin Industries, Ltd.	3,200	106,110
Daimaru, Inc.	3,000	40,407
Dainippon Ink & Chemicals, Inc.	9,000	36,535
Dainippon Screen
Manufacturing Company, Ltd.	3,000	27,921
Daito Trust Construction Company, Ltd.	1,000	46,577
Daiwa House Industry Company, Ltd.	7,000	112,050
Daiwa Securities Group, Inc.	18,000	215,366
Denki Kagaku Kogyo Kabushiki Kaisha	6,000	25,229
Denso Corp.	7,500	274,335
Dentsu, Inc.	24	80,198
Dowa Mining Company, Ltd.	4,000	44,270
E Trade Securities Corp. (a)	18	41,689
E-Access, Ltd. *	32	24,039
East Japan Railway Company, Ltd.	48	339,663
Ebara Corp.	4,000	24,921
Eisai Company, Ltd.	3,600	166,447
Electric Power Development Company, Ltd.	2,160	68,671
Elpida Memory, Inc. *	500	18,246
Familymart Company, Ltd. (a)	900	28,074
Fanuc, Ltd.	2,500	211,520
Fast Retailing Company, Ltd.	700	60,781
Fuji Electric Holdings	7,000	32,843

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fuji Photo Film Company, Ltd. (a)	6,800	$217,930
Fuji Software ABC, Inc.	800	22,631
Fuji Television Network, Inc.	7	16,870
Fujikura, Ltd.	4,000	44,714
Fujitsu, Ltd.	25,000	200,196
Furukawa Electric Company, Ltd.	8,000	62,969
Glory, Ltd.	800	17,845
Goodwill Group, Inc.	33	23,634
Gunma Bank	5,000	37,262
Gunze, Ltd.	3,000	19,127
Hakuhodo DY Holdings, Inc. (a)	300	24,177
Hankyu Department Stores (a)	2,000	17,605
Hikari Tsushin, Inc. *	300	20,767
Hino Motors, Ltd. (a)	4,000	25,263
Hirose Electric Company, Ltd.	400	54,081
Hitachi Cable, Ltd. (a)	5,000	28,160
Hitachi Capital Corp.	700	13,311
Hitachi Chemical, Ltd.	1,400	38,886
Hitachi Construction Machinery Co., Ltd. (a)	1,300	32,219
Hitachi Software Engineering Co., Ltd.	600	11,076
Hitachi, Ltd. (a)	45,000	315,742
Hokkaido Electric Power Company, Inc.	2,300	53,564
Hokugin Financial Group, Inc. (a)	15,000	64,738
Honda Motor Company, Ltd.	11,000	648,662
House Food Corp.	1,000	15,349
Hoya Corp.	6,100	241,894
Ibiden Company, Ltd. (a)	1,900	89,633
Index Corp. (a)	20	36,407
Inpex Corp.	5	47,859
Isetan Company, Ltd.	2,400	43,586
Ishihara Sangyo	6,000	11,845
Ishikawajima Harima Heavy Industries
Company, Ltd. *	15,000	45,893
ITO EN, Ltd. (a)	800	24,682
Itochu Corp.	22,000	183,693
Itochu Techno-Science Corp.	400	15,452
JAFCO Company, Ltd.	400	27,485
Japan Airlines System Corp.	9,000	23,921
Japan Prime Realty Investment Corp.	6	18,357
Japan Real Estate Investment Corp.	4	35,552
Japan Retail Fund	3	23,331
Japan Tobacco, Inc.	13	222,203
JFE Holdings, Inc (a)	7,900	291,667
JGC Corp. (a)	3,000	64,097
Joyo Bank, Ltd.	9,000	57,610
JS Group Corporation	3,900	75,993
JSR Corp.	2,400	70,763
Kajima Corp. (a)	12,000	70,353
Kaken Pharmaceutical Company, Ltd.	2,000	16,409
Kamigumi Company, Ltd.	3,000	22,870
Kaneka Corp.	4,000	52,406
Kansai Electric Power Company, Ltd.	10,900	251,982

The accompanying notes are an integral part of the financial statements. 175

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kansai Paint Company, Ltd.	3,000	$25,664
Kao Corp.	7,000	189,043
Katokichi Company, Ltd.	3,100	21,168
Kawasaki Heavy Industries, Ltd. (a)	16,000	55,106
Kawasaki Kisen Kaisha, Ltd. (a)	6,000	37,433
KDDI Corp.	36	184,292
Keihin Electric Express Railway Company, Ltd.	6,000	49,739
(a)
Keio Electric Railway Company, Ltd.	7,000	43,013
Keisei Electric Railway Company, Ltd. (a)	3,000	19,332
Keyence Corp.	500	136,954
Kikkoman Corp.	2,000	19,520
Kinden Corp.	2,000	18,768
Kintetsu Corp. (a)	20,000	77,087
Kirin Brewery Company, Ltd.	12,000	157,730
Kobe Steel Company, Ltd. (a)	38,000	144,842
Kokuyo Company, Ltd.	1,100	16,329
Komatsu, Ltd.	13,000	231,647
Komori Corp.	1,000	20,981
Konami Corp.	1,200	29,587
Konica Minolta Holdings, Inc.	6,000	74,865
Kose Corp.	400	16,306
Koyo Seiko Company, Ltd.	2,800	53,124
Kubota Corp.	14,000	137,595
Kuraray Company, Ltd.	5,000	59,824
Kurita Water Industries, Ltd. (a)	1,500	32,049
Kyocera Corp.	2,300	204,427
Kyowa Hakko Kogyo Company, Ltd.	4,000	30,220
Kyushu Electric Power	5,500	131,613
Lawson, Inc. (a)	800	29,741
LeoPalace21 Corp.	1,600	57,568
Mabuchi Motor Company, Ltd.	400	20,408
Makita Corp.	1,500	43,586
Marubeni Corp.	18,000	89,377
Marui Company, Ltd.	4,200	79,685
Matsui Securities Company, Ltd.	1,500	20,716
Matsumotokiyoshi Company, Ltd. (a)	500	13,759
Matsushita Electric Industrial Company, Ltd. (a)	29,000	614,648
Matsushita Electric Works, Ltd.	4,000	46,594
Mediceo Holdings Company, Ltd. (a)	2,000	32,630
Meiji Dairies Corp.	3,000	16,152
Meiji Seika Kaisha, Ltd.	4,000	20,374
Meitec Corp.	500	17,093
Millea Holdings, Inc.	21	428,937
Minebea Company, Ltd. (a)	5,000	30,126
Mitsubishi Chemical Holdings Corp, ADR *	15,500	93,787
Mitsubishi Corp.	16,600	385,881
Mitsubishi Electric Corp.	27,000	215,751
Mitsubishi Estate Company, Ltd.	16,000	337,065
Mitsubishi Gas & Chemicals Company, Inc.	5,000	59,012
Mitsubishi Heavy Industries, Ltd.	43,000	202,119
Mitsubishi Logistc Corp. (a)	2,000	31,245

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Materials Corp.	13,000	$67,661
Mitsubishi Rayon Company, Ltd.	7,000	56,414
Mitsubishi Securities Company, Ltd. (a)	4,000	58,627
Mitsubishi UFJ Financial Group, Inc.	102	1,525,509
Mitsui & Company, Ltd. (a)	20,000	273,481
Mitsui Chemicals, Inc. (a)	8,000	63,858
Mitsui Engineering & Shipbuilding
Company, Ltd. (a)	10,000	31,450
Mitsui Fudosan Company, Ltd.	11,000	228,442
Mitsui Mining & Smelting Company, Ltd.	8,000	54,354
Mitsui O.S.K. Lines, Ltd.	16,000	117,186
Mitsui Sumitomo Insurance Company, Ltd.	17,000	225,194
Mitsui Trust Holdings, Inc.	7,000	102,777
Mitsukoshi, Ltd. (a)	6,000	34,100
Mitsumi Electric Company, Ltd.	1,900	23,464
Mizuho Financial Group, Inc.	135	1,079,906
Murata Manufacturing Company, Ltd.	2,900	180,429
Namco Bandai Holdings, Inc. *	2,800	34,411
NEC Corp.	27,000	166,370
NEC Electronics Corp.	500	16,708
Net One Systems Company, Ltd.	7	14,059
NGK Insulators, Ltd.	4,000	54,081
NGK Spark Plug Company, Ltd.	3,000	68,327
NHK Spring Company, Ltd. (a)	2,000	23,742
Nichii Gakkan Company, Ltd.	400	8,615
Nichirei Corp.	3,000	13,717
Nidec Corp. (a)	1,500	119,220
Nikko Cordial Corp.	11,500	183,001
Nikon Corp. (a)	4,000	68,199
Nintendo Company, Ltd.	1,400	206,512
Nippon Building Fund, Inc. (a)	5	47,859
Nippon Electric Glass Company, Ltd.	3,000	72,686
Nippon Express Company, Ltd.	11,000	58,380
Nippon Kayaku Company, Ltd. (a)	2,000	16,631
Nippon Light Metal Company, Ltd. (a)	6,000	16,870
Nippon Meat Packers, Inc.	2,000	19,742
Nippon Mining Holdings, Inc.	10,000	74,438
Nippon Oil Corp.	18,000	135,834
Nippon Paper Group, Inc.	13	59,773
Nippon Sheet Glass Company, Ltd. (a)	5,000	21,024
Nippon Shokubai Company, Ltd.	2,000	22,733
Nippon Steel Corp. (a)	86,000	343,235
Nippon Telegraph & Telephone Corp.	73	315,682
Nippon Yusen Kabushiki Kaisha (a)	14,000	91,172
Nippon Zeon Company	2,000	25,177
Nishimatsu Construction Company, Ltd. (a)	3,000	12,691
Nishi-Nippon City Bank, Ltd. * (a)	6,000	30,767
Nissan Chemical Industries, Ltd.	2,000	32,972
Nissan Motor Company, Ltd.	31,800	364,174
Nisshin Seifun Group, Inc.	2,500	25,297
Nisshin Steel Company	11,000	36,852
Nisshinbo Industries, Inc.	2,000	20,904

The accompanying notes are an integral part of the financial statements. 176

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nissin Food Products Company, Ltd.	1,200	$36,407
Nitori Company, Ltd.	500	24,442
Nitto Denko Corp.	2,300	197,744
NOK Corp.	1,400	40,920
Nomura Real Estate Office Fund, Inc.	3	24,100
Nomura Research Institute, Ltd.	300	34,151
Nomura Securities Company, Ltd.	24,800	475,822
NSK, Ltd.	6,000	45,996
NTN Corp.	5,000	37,005
NTT Data Corp.	17	78,891
NTT DoCoMo, Inc.	239	355,405
NTT Urban Development Corp.	3	23,818
Obayashi Corp.	8,000	59,619
OBIC Co., Ltd.	100	19,742
Odakyu Electric Railway Company (a)	8,000	48,885
Oji Paper Company, Ltd.	11,000	75,771
Oki Electric Industry Company, Ltd. (a)	7,000	22,434
Okumura Corp.	3,000	16,101
Olympus Optical Company, Ltd. (a)	3,000	86,403
Omron Corp.	2,800	77,532
Onward Kashiyama Company, Ltd. (a)	2,000	33,860
Oracle Corp. - Japan	400	18,562
Oriental Land Company, Ltd.	700	40,920
Orix Corp.	1,200	318,947
Osaka Gas Company, Ltd.	27,000	102,683
Pioneer Electronic Corp.	2,100	32,897
Promise Company, Ltd. (a)	1,150	69,092
Q.P. Corp.	2,400	22,767
Rakuten, Inc. (a)	55	47,475
Resona Holdings, Inc. * (a)	65	230,536
Ricoh Company, Ltd.	10,000	185,027
Rinnai Corp.	900	26,075
Rohm Company, Ltd.	1,500	144,090
Ryohin Keikaku Company, Ltd. (a)	300	22,537
Sanken Electric Company	2,000	29,980
SANKYO Co., Ltd.	700	42,654
Santen Pharmaceutical Co., Ltd.	1,000	23,075
Sanwa Shutter Corp. (a)	2,000	13,213
Sanyo Electric Company, Ltd. * (a)	21,000	50,790
Sapporo Holdings (a)	4,000	20,682
SBI Holdings, Inc. (a)	73	38,805
Secom Company, Ltd.	3,000	148,705
Sega Sammy Holdings, Inc.	1,900	77,617
Seiko Epson Corp.	1,400	33,262
Seino Transportation Co., Ltd. (a)	2,000	19,434
Sekisui Chemical Company, Ltd.	6,000	48,252
Sekisui House, Ltd.	7,000	106,187
Seven & I Holdings Co., Ltd.	11,300	461,618
SFCG Company, Ltd.	80	16,675
Sharp Corp.	14,000	247,671
Shimachu Company, Ltd.	600	17,588
Shimamura Company, Ltd.	300	33,997

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shimano, Inc.	1,000	$28,630
Shimizu Corp.	8,000	56,200
Shin-Etsu Chemical Company, Ltd.	5,500	292,838
Shinko Securities Company, Ltd. * (a)	7,000	36,313
Shinsei Bank, Ltd.	13,000	87,215
Shionogi & Co., Ltd.	4,000	54,901
Shiseido Company, Ltd. (a)	5,000	87,813
Shizuoka Bank, Ltd.	8,000	78,284
Showa Denko K.K.	14,000	60,183
Showa Shell Sekiyu K.K.	2,300	25,966
Skylark Company, Ltd. (a)	1,100	17,100
SMC Corp.	700	99,009
SOFTBANK Corp. (a)	10,200	313,819
Sojitz Holdings Corp. * (a)	5,200	28,620
Sompo Japan Insurance, Inc.	12,000	174,241
Sony Corp.	13,900	656,926
Stanley Electric Corp.	2,000	38,458
Sumitomo Bakelite Company, Ltd.	2,000	17,075
Sumitomo Chemical Company, Ltd.	20,000	155,542
Sumitomo Corp.	15,000	203,828
Sumitomo Electric Industries, Ltd. (a)	10,200	153,597
Sumitomo Heavy Industries, Ltd.	7,000	62,815
Sumitomo Light Metal Industries, Ltd.	57,000	253,799
Sumitomo Metal Mining Co., Ltd. (a)	7,000	93,265
Sumitomo Mitsui Financial Group, Inc.	82	897,016
Sumitomo Osaka Cement Company, Ltd.	5,000	15,640
Sumitomo Realty &
Development Company, Ltd.	5,000	116,657
Sumitomo Rubber Industries, Inc.	2,000	24,169
Sumitomo Trust & Banking Company, Ltd.	17,000	173,327
Suruga Bank, Ltd.	3,000	38,843
Suzuken Company, Ltd.	800	23,656
T&D Holdings, Inc.	3,250	243,590
Taiheiyo Cement Corp. (a)	11,000	47,381
Taisei Corp.	12,000	58,046
Taisho Pharmaceuticals Company, Ltd.	2,000	42,219
Taiyo Nippon Sanso Corp.	4,000	27,861
Taiyo Yuden Company, Ltd.	2,000	30,459
Takara Holdings (a)	2,000	11,999
Takashimaya Company, Ltd. (a)	4,000	58,115
Takeda Pharmaceutical Company, Ltd.	12,500	694,384
Takefuji Corp. (a)	1,460	93,332
Tanabe Seiyaku Co., Ltd.	3,000	32,972
TDK Corp.	1,600	111,580
Teijin, Ltd. (a)	11,000	74,173
Teikoku Oil Company, Ltd. (a)	3,000	40,535
Terumo Corp.	2,200	66,934
The 77th Bank, Ltd.	4,000	30,083
THK Company, Ltd.	1,400	39,484
TIS, Inc.	900	23,921
Tobu Railway Company, Ltd. (a)	10,000	50,167
Toda Corp.	3,000	15,306

The accompanying notes are an integral part of the financial statements. 177

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toho Company, Ltd. (a)	1,900	$35,480
Tohoku Electric Power Company, Ltd.	5,700	128,117
Tokuyama Corp.	3,000	44,765
Tokyo Broadcasting Company, Ltd.	500	14,785
Tokyo Electric Power Company, Ltd.	16,100	432,048
Tokyo Electron, Ltd.	2,200	147,218
Tokyo Gas Company, Ltd.	30,000	136,655
Tokyo Steel Manufacturing Co., Ltd.	1,500	28,908
Tokyo Style Company, Ltd.	2,000	22,716
Tokyo Tatemono Company, Ltd.	3,000	29,074
Tokyu Corp.	12,000	74,968
Tokyu Land Corp. (a)	5,000	43,885
TonenGeneral Sekiyu K.K.	4,000	39,586
Toppan Printing Company, Ltd.	8,000	101,735
Toray Industries, Inc.	18,000	138,603
Toshiba Corp.	41,000	233,364
Tosoh Corp.	6,000	31,587
Toto, Ltd. (a)	4,000	33,706
Toyo Seikan Kaisha, Ltd.	2,200	37,792
Toyo Suisan Kaisha, Ltd. *	1,000	14,486
Toyobo Company, Ltd.	9,000	27,921
Toyoda Gosei Co., Ltd.	900	19,152
Toyota Industries Corp. (a)	2,600	103,991
Toyota Motor Corp.	40,400	2,157,933
Toyota Tsusho Corp. (a)	2,000	46,321
Trend Micro, Inc. (a)	1,500	46,150
Ube Industries, Ltd. (a)	11,000	32,433
UNI Charm Corp.	600	29,690
Uniden Corp.	1,000	15,041
UNY Company, Ltd.	2,000	30,339
Ushio, Inc.	1,500	36,663
USS Company., Ltd.	320	20,976
Wacoal Corp.	1,000	13,665
West Japan Railway Company, Ltd.	23	92,778
Yahoo Japan Corp.	100	117,938
Yakult Honsha Company, Ltd. (a)	1,400	32,185
Yamada Denki Company, Ltd.	1,000	107,341
Yamaha Corp.	2,300	39,411
Yamaha Motor Company, Ltd.	2,500	57,474
Yamato Transport Company, Ltd. (a)	5,000	95,291
Yamazaki Baking Company, Ltd.	3,000	24,075
Yaskawa Electric Corp. *	3,000	32,818
Yokogawa Electric Corp. (a)	2,700	49,611

		37,930,678
Korea - 0.03%
LG.Philips LCD Co Ltd, ADR * (a)	2,320	51,458
Luxembourg - 0.20%
Arcelor SA (a)	7,171	262,109
Tenaris SA, ADR	700	112,105

		374,214

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico - 0.80%
America Movil S.A. de C.V., Series L	20,600	$715,438
Cemex SA de C.V., SADR	4,979	307,503
Grupo Televisa SA, SADR	2,100	164,766
Telefonos de Mexico SA de CV, Class L,
SADR	14,000	313,460

		1,501,167
Netherlands - 4.37%
ABN AMRO Holdings NV	25,024	729,401
Aegon NV	19,937	329,185
Akzo Nobel NV	3,776	191,766
ASML Holding NV *	6,744	139,974
Buhrmann NV	1,539	25,851
Corio NV	533	35,043
DSM NV	2,154	89,619
Euronext NV	1,116	69,981
Getronics NV (a)	1,602	21,772
Hagemeyer NV * (a)	6,817	27,469
Heineken NV	3,417	128,725
IHC Caland NV	495	48,803
ING Groep NV	26,236	986,171
Koninklijke (Royal) KPN NV	29,494	305,200
Koninklijke (Royal) Philips Electronics NV	18,442	600,647
Koninklijke Ahold NV *	21,603	176,157
Oce-Van Der Grinten NV	1,037	17,951
Randstad Holdings NV	611	34,220
Reed Elsevier NV	9,792	132,378
Rodamco Europe NV	644	59,040
Royal Dutch Shell PLC, A Shares	56,716	1,711,465
Royal Dutch Shell PLC, B Shares	38,614	1,218,151
Royal Numico NV *	2,423	104,942
TNT Post Group NV	5,828	189,746
Unilever NV	8,011	556,306
Vedior NV	2,201	41,589
VNU NV	3,363	108,970
Wereldhave NV	274	29,202
Wolters Kluwer NV	4,113	90,319

		8,200,043
New Zealand - 0.15%
Auckland International Airport, Ltd.	15,760	19,550
Contact Energy, Ltd.	4,646	22,159
Fisher & Paykel Appliances Holdings, Ltd.	4,059	10,555
Fisher & Paykel Healthcare Corp.	7,769	19,481
Fletcher Building, Ltd.	7,464	39,016
Kiwi Income Property Trust	11,787	9,930
Sky City Entertainment Group, Ltd.	6,728	22,315
Sky Network Television, Ltd. *	3,143	13,177
Telecom Corp. of New Zealand, Ltd. (a)	31,895	111,923
Tower, Ltd. *	4,007	5,688
Vector, Ltd. *	3,493	5,978
Warehouse Group, Ltd.	1,921	4,893
The accompanying notes are an integral part of the financial statements. 178

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
New Zealand (continued)
Waste Management Corp.	1,401	$5,994

		290,659
Norway - 0.61%
Den Norske Bank ASA	9,600	116,631
Norsk Hydro ASA	2,040	238,320
Norske Skogindustrier ASA	2,300	34,417
Orkla ASA (a)	2,750	119,990
Petroleum Geo-Services ASA *	753	29,564
Prosafe ASA (a)	450	22,335
Schibsted ASA	700	19,290
Smedvig ASA, A shares	600	18,179
Statoil ASA	9,400	239,544
Stolt Offshore SA *	2,756	36,852
Stolt-Nielsen SA	600	18,757
Storebrand ASA	3,200	35,440
Tandberg ASA (a)	1,800	13,934
Tandberg Television ASA *	1,000	17,779
Telenor ASA	11,200	121,135
Tomra Systems ASA (a)	2,400	19,113
Yara International ASA (a)	3,000	45,670

		1,146,950
Peru - 0.02%
Compania de Minas Buenaventura SA, ADR	1,366	35,817
Portugal - 0.22%
Banco BPI, SA	3,999	21,596
Banco Comercial dos Acores, SA	25,707	76,310
Banco Espirito Santo, SA	1,381	22,753
Brisa Auto Estrada, SA	4,341	38,244
Cimpor-Cimentos De Portugal, SA	2,652	16,219
Electricidade De Portugal, SA	24,048	84,000
Jeronimo Martins, SGPS, SA	497	8,088
Portugal Telecom, SGPS, SA	9,973	115,326
PT Multimedia.com, SGPS, SA	1,032	12,512
Sonae Industria SGPS SA/New *	802	7,056
Sonae, SGPS, SA	11,838	18,346

		420,450
Russia - 0.85%
Gazprom, ADR (a)	1,110	93,906
JSC MMC Norilsk Nickel, ADR	1,170	104,130
Lukoil Oil Company, ADR	8,012	640,159
Mechel Steel Group, ADR (a)	433	12,206
Mobile Telesystems, ADR	1,565	56,450
RAO Unified Energy System, ADR	1,290	89,010
Rostelecom, ADR (a)	981	19,728
Sberbank of Russian Federation, ADR	600	92,700
Sibirtelecom, ADR (a)	71	5,055
Surgutneftegaz, ADR for PFD Shares (a)	1,096	126,588
Surgutneftegaz, ADR	2,239	163,223
Tatneft, ADR (a)	1,020	116,025
UralsvyAzinform, ADR	669	5,499
VolgaTelecom, ADR (a)	612	5,337

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
Vympel Communicatii, ADR * (a)	1,449	$63,756
Wimm-Bill-Dann Foods OJSC, ADR *	211	4,937

		1,598,709
Singapore - 0.69%
Allgreen Properties, Ltd.	6,000	5,070
Ascendas Real Estate	12,000	15,987
CapitaLand, Ltd.	15,000	38,856
CapitaMall Trust	12,000	17,245
Chartered Semiconductor Manufacturing, Ltd. *	13,000	10,824
(a)
City Developments, Ltd.	7,000	41,015
ComfortDelGro Corp., Ltd.	25,000	25,442
Cosco Corp. Singapore, Ltd.	10,000	7,339
Creative Technology, Ltd. (a)	700	5,483
Datacraft Asia, Ltd. *	3,000	3,480
DBS Group Holdings, Ltd.	16,000	161,840
Fraser & Neave, Ltd. (a)	3,000	35,341
Haw Par Corp., Ltd.	1,000	3,516
Jardine Cycle and Carriage, Ltd.	2,000	12,705
Keppel Corp., Ltd. (a)	8,000	69,078
Keppel Land, Ltd.	5,000	13,631
Neptune Orient Lines, Ltd.	7,000	10,880
Olam International, Ltd.	8,000	9,079
Oversea-Chinese Banking Corp., Ltd.	36,000	150,985
OverSeas Union Enterprises, Ltd.	1,000	7,340
Parkway Holdings, Ltd.	8,000	12,089
SembCorp Industries, Ltd. *	12,000	23,092
SembCorp Logistics, Ltd.	4,000	4,268
SembCorp Marine, Ltd. (a)	7,000	12,650
Singapore Airlines, Ltd.	8,000	73,026
Singapore Exchange, Ltd. (a)	10,000	23,561
Singapore Land, Ltd.	2,000	7,525
Singapore Petroleum Co., Ltd.	2,000	6,229
Singapore Post, Ltd.	18,000	13,433
Singapore Press Holdings, Ltd.	22,000	60,246
Singapore Technologies Engineering, Ltd.	19,000	35,625
Singapore Telecommunications, Ltd.	95,000	152,928
SMRT Corporation, Ltd.	8,000	5,428
ST Assembly Test Services, Ltd. *	17,000	11,953
Suntec Real Estate Investment Trust *	11,000	8,073
United Overseas Bank, Ltd.	16,000	148,025
United Overseas Land, Ltd.	7,000	11,527
Venture Corp., Ltd.	3,000	24,239
Want Want Holdings ADR	5,000	6,300
Wing Tai Holdings, Ltd.	6,000	5,551

		1,290,904
South Korea - 2.53%
Kookmin Bank, ADR	23,304	1,765,278
Korea Electric Power Corp., ADR	34,936	775,929
KT Corp., Sponsored ADR	19,441	396,985
POSCO, ADR	20,857	1,218,883

The accompanying notes are an integral part of the financial statements. 179

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
SK Telecom Company, Ltd., ADR	24,387	$588,946

		4,746,021
Spain - 3.09%
Abertis Infrastructuras SA (a)	3,030	78,529
Acciona SA (a)	412	57,466
Acerinox SA	2,436	37,375
ACS Actividades SA	3,453	128,846
Aguas De Barcelona SA-Class A	770	21,297
Altadis SA, Series A	3,934	165,085
Antena 3 de Television SA	1,028	27,292
Banco Bilbao Vizcaya Argentaria SA	47,461	966,397
Banco Popular Espanol SA	11,836	158,741
Banco Santander Central Hispano SA	83,131	1,214,031
Cintra Concesiones de Infraestructuras de
Transporte SA (a)	2,598	34,503
Corporacion Mapfre SA	1,421	27,393
Ebro Puleva SA (a)	1,119	20,384
Endesa SA	13,371	448,239
Fomento de Construcciones SA	663	45,092
Gamesa Corporation Tecno SA	2,482	42,993
Gas Natural SDG SA (a)	2,522	76,819
Grupo Ferrovial SA	904	67,734
Iberdrola SA	11,393	359,520
Iberia Lineas Aereas de Espana SA	6,235	17,765
Indra Sistemas SA	1,809	36,015
Industria de Diseno Textil SA	3,055	109,734
Inmobiliaria Colonial SA	407	26,152
Metrovacesa SA	806	60,054
NH Hoteles SA	1,027	16,590
Promotora de Informaciones SA (a)	1,013	18,767
Repsol SA	12,854	359,192
Sacyr Vallehermoso SA (a)	1,452	40,852
Sociedad General de Aguas de Barcelona SA *	7	186
Sogecable SA * (a)	530	21,312
Telefonica Publicidad e Informacion SA (a)	2,148	22,637
Telefonica SA	62,426	963,009
Union Fenosa SA	2,982	111,982
Zeltia SA *	2,097	14,550

		5,796,533
Sweden - 1.87%
Alfa Laval AB	1,300	32,829
Assa Abloy AB, Series B	4,200	71,328
Atlas Copco AB, Series A *	4,700	115,724
Atlas Copco AB, Series B *	3,000	68,184
Axfood AB	400	10,329
Billerud Aktibolag AB (a)	700	9,988
Capio AB *	1,000	17,299
Castellum AB	500	20,929
D. Carnegie & Company AB	600	10,152
Electrolux AB, Series B	4,000	110,610
Elekta AB, Series B	1,144	16,901

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Eniro AB	2,500	$27,700
Ericsson LM, Series B	208,000	709,118
Fabege AB	1,000	19,824
Gambro AB- A shares *	2,500	25,490
Gambro AB- B shares *	1,500	15,436
Getinge AB, Series B	2,400	34,698
Hennes & Mauritz AB, Series B	6,700	244,069
Hoganas AG, B Shares (a)	400	8,460
Holmen AB, Series B	700	27,135
Kungsleden AB	670	23,434
Lundin Petroleum AB, Series A *	2,190	24,196
Modern Time Group AB, Series B *	750	34,755
Nordea Bank AB	30,500	344,678
OMX AB *	1,000	17,046
Oriflame Cosmetics AB	400	13,006
Sandvik AB	2,800	150,612
SAS AB * (a)	1,000	13,195
Scania AB, Series B	1,300	54,333
Securitas AB, B Shares	4,200	77,162
Skandinaviska Enskilda Banken AB, Series A	6,600	145,839
Skanska AB, Series B	5,500	88,545
SKF AB, Series B *	5,600	81,316
SSAB Svenskt Stal AB, Series A	800	35,961
SSAB Svenskt Stal AB, Series B	400	16,895
Svenska Cellulosa AB, Series B	2,700	113,186
Svenska Handelsbanken AB, Series A	7,300	189,881
Swedish Match AB	4,500	60,230
Tele2 AB, Series B *	4,540	49,013
Telelogic AB *	3,000	7,311
Teliasonera AB	26,000	138,541
Trelleborg AB, Series B	1,000	20,834
Volvo AB, Series A	1,300	55,071
Volvo AB, Series B	3,100	135,239
Wihlborgs Fastigheter AB *	218	6,014
WM Data AB, Series B	4,000	11,768

		3,504,264
Switzerland - 5.48%
ABB, Ltd. *	27,342	326,729
Adecco SA	1,845	101,108
Ciba Specialty Chemicals Holding AG (a)	969	59,888
Clariant AG * (a)	3,042	46,423
Compagnie Financiere
Richemont AG, Series A	6,875	299,052
Credit Suisse Group AG (a)	16,940	937,359
Geberit AG	52	47,138
Givaudan AG (a)	96	68,648
Holcim, Ltd. (a)	2,568	202,104
Kudelski SA (a)	465	13,095
Kuehne & Nagel International AG	158	47,622
Kuoni Reisen Holding AG, Series B *	38	16,226
Logitech International SA, REG *	1,076	43,406
Lonza Group AG	500	32,405

The accompanying notes are an integral part of the financial statements. 180

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Micronas Semiconductor Holding AG *	429	$13,796
Nestle SA (a)	5,626	1,651,825
Nobel Biocare Holding AG, Series BR	327	72,925
Novartis AG - CHF (a)	32,516	1,747,271
Phonak Holding AG	562	27,120
PSP Swiss Property AG *	496	23,406
Rieter Holdings AG	59	22,857
Roche Holdings AG - CHF	9,797	1,445,870
Schindler Holding AG	68	32,193
Serono AG, Series B (a)	71	49,987
SIG Holding AG, REG	82	18,162
Societe Generale de Surveillance Holdings AG	57	52,582
Straumann Holding AG	103	24,244
Sulzer AG	48	29,976
Swatch Group AG, BR shares (a)	474	76,845
Swatch Group AG (a)	725	23,839
Swiss Reinsurance Company AG	4,459	317,158
Swisscom AG (a)	302	90,623
Syngenta AG *	1,493	210,455
Synthes AG	650	71,035
UBS AG - CHF	14,412	1,528,036
Unaxis Holding AG *	75	15,713
Valora Holding AG *	47	9,542
Zurich Financial Services AG *	2,014	475,203

		10,271,866
Turkey - 0.28%
Turkcell Iletisim Hizmetleri AS - ADR	29,553	531,658
United Kingdom - 17.73%
3I Group PLC	7,645	126,164
Aegis Group PLC	14,805	34,411
Aggreko PLC	3,369	17,600
Alliance Unichem PLC	3,342	51,452
AMEC PLC	4,399	30,693
Amvescap PLC	10,579	100,167
Anglo American PLC	19,747	738,177
ARM Holdings PLC	17,849	43,133
Arriva PLC	2,581	27,375
Associated British Ports Holdings PLC	4,010	43,554
AstraZeneca Group PLC	22,364	1,035,672
Aviva PLC	33,216	460,592
BAA PLC	15,417	216,761
BAE Systems PLC	45,600	336,594
Barclays PLC	90,482	1,063,055
Barratt Developments PLC	3,191	57,932
BBA Group PLC	5,996	28,215
Bellway PLC	1,491	30,711
Berkeley Group Holdings PLC *	1,438	28,154
BG Group PLC	49,545	581,223
BHP Billiton PLC	34,436	581,000
BICC PLC	5,613	36,968
BOC Group PLC	7,101	188,447

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Boots Group PLC *	6,420	$80,053
Bovis Homes Group PLC	1,572	22,075
BP PLC	292,405	3,237,556
Brambles Industries, Ltd.	9,578	69,395
Britannic Group PLC	2,625	30,771
British Airways PLC *	7,158	41,357
British American Tobacco Australasia, Ltd.	22,256	531,568
British Land Company PLC	7,369	156,706
British Sky Broadcasting Group PLC	17,580	156,028
Brixton PLC	3,378	27,636
BT Group PLC	118,879	429,870
Bunzl PLC	4,661	52,345
Burberry Group PLC	6,126	49,364
Cable & Wireless PLC	31,660	59,398
Cadbury Schweppes PLC	29,471	300,410
Capita Group PLC	8,776	73,263
Carnival PLC	2,431	133,642
Cattles PLC	4,346	26,504
Centrica PLC	53,064	270,918
Close Brothers Group PLC	1,721	31,290
Cobham PLC	14,816	44,266
Compass Group PLC	31,035	118,496
Cookson Group PLC *	2,504	20,816
Corus Group PLC	58,766	74,362
Daily Mail and General Trust PLC	3,979	45,455
Davis Service Group PLC	2,234	19,356
De La Rue PLC	2,192	21,419
Diageo PLC	41,342	636,484
Dixons Group PLC	24,881	75,212
E D & F Manitoba Treasury Management PLC	4,266	173,266
Electrocomponents PLC	5,754	29,175
EMAP PLC	3,405	56,880
EMI Group PLC	10,439	45,040
Enterprise Inns PLC	4,620	72,792
First Choice Holidays PLC	5,931	23,531
FirstGroup PLC	5,205	38,398
FKI PLC	7,697	16,436
Friends Provident Ethical Investment Trust PLC	27,325	99,288
Gallaher Group PLC	9,323	144,844
George Wimpey PLC	5,191	50,451
GKN PLC	9,488	56,653
GlaxoSmithKline PLC	81,556	2,072,603
Great Portland Estates PLC	2,148	17,479
Group 4 Securicor PLC	15,050	47,081
GUS PLC	12,316	227,275
Hammerson PLC	4,139	82,926
Hanson PLC	10,421	127,562
Hays PLC	21,760	56,600
HBOS PLC	54,545	1,018,056
Hilton Group PLC	22,761	147,608
HMV Group PLC	5,340	17,386
HSBC Holdings PLC	157,881	2,702,594

The accompanying notes are an integral part of the financial statements. 181

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
ICAP PLC	6,396	$49,966
IMI PLC	4,614	42,410
Imperial Chemical Industries PLC	17,227	101,501
Imperial Tobacco Group PLC	10,252	309,004
Inchcape PLC	980	41,526
InterContinental Hotels Group PLC	5,849	90,152
International Power PLC	21,315	107,044
Intertek Group PLC	2,049	27,008
Invensys PLC *	75,187	27,749
iSOFT Group PLC	2,867	9,372
ITV PLC	58,700	111,933
J Sainsbury PLC	19,655	110,625
Johnson Matthey PLC	2,901	72,908
Kesa Electricals PLC	7,001	32,729
Kingfisher PLC	33,493	134,356
Land Securities Group PLC	6,682	216,198
Legal & General Group PLC	92,885	212,626
Liberty International PLC	3,190	62,175
Lloyds TSB Group PLC	78,529	764,251
Logicacmg PLC	14,891	52,603
London Stock Exchange PLC	3,365	50,564
Marconi Corp. *	2,760	19,136
Marks & Spencer Group, PLC	23,635	215,376
Meggitt PLC	5,685	37,293
MFI Furniture Group PLC	7,862	12,677
Misys PLC	6,402	26,441
Mitchells & Butler PLC	6,744	46,966
National Express Group PLC	1,814	28,326
National Grid PLC ADR	38,173	402,531
Next Group PLC	3,422	99,233
Old Mutual PLC	76,838	253,542
Pearson PLC	11,419	142,287
Persimmon PLC	4,027	98,801
Pilkington PLC	13,822	39,353
Premier Farnell PLC	4,798	17,265
Provident Financial PLC	3,375	35,708
Prudential Corp. PLC	33,785	358,041
Punch Taverns PLC	3,342	50,248
Rank Group PLC	8,254	37,789
Reckitt Benckiser PLC	8,839	315,349
Reed Elsevier PLC	18,301	165,643
Rentokil Initial PLC	23,930	66,134
Reuters Group PLC	20,273	135,392
Rexam PLC	7,295	65,002
Rio Tinto PLC	14,886	701,140
Rolls-Royce Group PLC *	22,421	172,888
Royal & Sun Alliance PLC	38,574	88,131
Royal Bank of Scotland Group PLC	44,527	1,493,899
SAB Miller PLC	12,805	255,202
Schroders PLC	1,643	33,221
Scottish & Newcastle PLC	10,050	90,477
Scottish & Southern Energy PLC	12,317	248,724

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Scottish Power PLC	26,531	$272,307
Serco Group PLC	6,126	37,386
Severn Trent PLC	5,031	102,036
Signet Group PLC	22,947	41,640
Slough Estates PLC	5,590	59,879
Smith & Nephew PLC	13,427	119,877
Smiths Group PLC	8,043	132,732
SSL International PLC	2,505	14,385
Stagecoach Group PLC	11,308	22,308
Tate & Lyle PLC	6,435	67,630
Taylor Woodrow PLC	7,526	55,024
Tesco PLC	110,102	654,039
The Peninsular & Oriental Steam
Navigation Company, PLC	9,920	89,917
The Sage Group PLC	16,972	82,698
Tomkins PLC	10,221	59,818
Travis Perkins PLC	1,535	40,035
Trinity Mirror PLC	3,850	39,076
Unilever PLC	38,810	400,722
United Business Media PLC	3,661	43,205
United Utilities PLC	12,405	148,905
Vodafone Group PLC	883,149	1,691,813
Whitbread PLC	3,381	62,956
William Hill PLC	5,213	53,276
Wolseley PLC	8,448	210,237
WPP Group PLC	17,084	198,915
Yell Group PLC	10,205	99,585
Yorkshire Water PLC	4,966	69,516

		33,266,821
United States - 0.38%
iShares MSCI Malaysia Index Fund (a)	89,109	654,060
Southern Copper Corp. (a)	700	55,755

		709,815
Venezuela - 0.01%
CIA Anonima Nacional Telefonos de
Venezuela, ADR	1,107	19,173

TOTAL COMMON STOCKS (Cost $158,174,081)		$179,584,089

PREFERRED STOCKS - 0.16%
Germany - 0.16%
Henkel KGaA-Vorzug, Non-Voting (a)	804	88,432
Porsche AG, Non Voting	107	89,953
RWE AG, Non Voting	528	41,469
Volkswagen AG, Non-Voting	1,425	73,324

		293,178

TOTAL PREFERRED STOCKS (Cost $232,191)		$293,178

The accompanying notes are an integral part of the financial statements. 182

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS - 0.00%
Austria - 0.00%
Meinl European Land, Ltd.	1,403	$83

TOTAL RIGHTS (Cost $0)		$83

OPTIONS - 0.00%
Switzerland - 0.00%
Syngenta AG
Expiration 05/23/2006 at $178.43	1,493	1,841

TOTAL OPTIONS (Cost $1,217)		$1,841

SHORT TERM INVESTMENTS - 16.40%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, Institutional Class
4.48% due 01/01/2050	$6,683,879	$6,683,879
State Street Navigator Securities Lending
Prime Portfolio	24,089,643	24,089,643

TOTAL SHORT TERM INVESTMENTS
(Cost $30,773,522)		$30,773,522

Total Investments (International Equity Index Fund)
(Cost $189,181,011) - 112.29%		$210,652,713
Liabilities in Excess of Other Assets - (12.29)%		(23,062,327)

TOTAL NET ASSETS - 100.00%		$187,590,386

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.56%
Australia - 1.54%
CSL, Ltd. (a)	170,815	$6,687,550
Austria - 2.14%
Erste Bank der Oesterreichischen
Sparkassen AG - New *	37,287	2,228,807
Erste Bank der Oesterreichischen
Sparkassen AG	115,492	7,021,870

		9,250,677
Bermuda - 2.73%
Esprit Holdings, Ltd.	770,000	5,919,870
Shangri-La Asia, Ltd.	3,673,778	5,895,129

		11,814,999
Brazil - 5.23%
Companhia Vale Do Rio Doce, ADR	97,834	4,542,433
Gafisa SA *	118,483	1,375,174
Petroleo Brasileiro SA, ADR *	101,297	8,867,540
Unibanco - Uniao De Bancos Brasileiros SA,
ADR	89,453	7,867,391

		22,652,538
Canada - 9.10%
Canadian National Railway Company	139,045	13,118,896
Shoppers Drug Mart Corp.	335,430	13,075,286

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Talisman Energy, Inc.	251,550	$13,198,638

		39,392,820
China - 1.06%
CNOOC, Ltd., SADR (a)	51,734	4,287,714
Shanghai Electric Group Co., Ltd. *	661,523	294,154

		4,581,868
France - 8.70%
JC Decaux SA *	173,790	4,356,486
LVMH Moet Hennessy SA	71,398	6,483,139
Vallourec	11,565	9,041,485
Veolia Environnement SA	214,643	11,198,230
Vinci SA	71,468	6,595,880

		37,675,220
Germany - 8.34%
Continental AG	171,898	17,563,267
Hypo Real Estate Holding AG	195,541	12,844,597
Metro AG (a)	107,371	5,699,842

		36,107,706
India - 1.78%
ICICI Bank, Ltd., SADR (a)	250,700	7,698,997
Ireland - 1.05%
Anglo Irish Bank Corp. PLC	9,507	155,839
Anglo Irish Bank Corp. PLC	267,597	4,389,652

		4,545,491
Japan - 18.27%
Advantest Corp.	45,300	5,160,656
Credit Saison Company, Ltd.	85,676	4,041,800
Fanuc, Ltd.	50,838	4,301,304
LeoPalace21 Corp.	164,850	5,931,268
Misawa Homes Holdings, Inc. *	75,500	3,910,174
Mitsubishi UFJ Financial Group, Inc.	707	10,573,870
Murata Manufacturing Company, Ltd.	66,469	4,135,491
Nippon Electric Glass Company, Ltd. (a)	295,305	7,154,847
Sega Sammy Holdings, Inc.	172,318	7,039,390
Seiyu, Ltd. * (a)	1,816,000	3,895,526
Sumitomo Realty &
Development Company, Ltd. (a)	275,958	6,438,462
Toyota Motor Corp.	206,135	11,010,531
Yamada Denki Company, Ltd.	51,228	5,498,871

		79,092,190
Mexico - 9.72%
America Movil S.A. de C.V., Series L	531,840	18,470,803
Cemex SA de C.V., SADR (a)	284,056	17,543,299
Grupo Televisa SA, SADR	77,206	6,057,583

		42,071,685
Norway - 1.15%
Stolt Offshore SA * (a)	374,491	5,007,454
Singapore - 1.50%
CapitaLand, Ltd.	2,502,587	6,482,786

The accompanying notes are an integral part of the financial statements. 183

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea - 2.02%
Samsung Electronics Company, Ltd., GDR	24,686	$8,732,672
Sweden - 3.95%
Telefonaktiebolaget LM Ericsson, SADR (a)	501,725	17,108,822
Switzerland - 12.52%
ABB, Ltd.	788,469	9,421,989
Lonza Group AG	171,521	11,116,300
Roche Holdings AG - CHF (a)	88,951	13,127,649
Syngenta AG *	39,198	5,525,720
UBS AG - CHF	141,539	15,006,713

		54,198,371
United Kingdom - 7.76%
Carphone Warehouse	946,838	4,509,589
Diageo PLC	538,152	8,283,412
Enterprise Inns PLC	618,624	9,746,957
Reckitt Benckiser PLC	310,176	11,066,142

		33,606,100

TOTAL COMMON STOCKS (Cost $368,526,517)		$426,707,946

OPTIONS - 0.00%
Switzerland - 0.00%
Syngenta AG
Expiration 05/23/2006 at $178.43	17,014	20,979

TOTAL OPTIONS (Cost $18,814)		$20,979

SHORT TERM INVESTMENTS - 11.06%
State Street Navigator Securities
Lending Prime Portfolio (c)	$47,889,360	$47,889,360

TOTAL SHORT TERM INVESTMENTS
(Cost $47,889,360)		$47,889,360

REPURCHASE AGREEMENTS - 2.33%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$10,088,897 on 03/01/2006,
collateralized by $10,395,000
Federal National Mortgage
Association, 5.70% due
03/27/2023 (valued at
$10,291,050, including interest) (c)	$10,088,000	$10,088,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,088,000)		$10,088,000

Total Investments (International Opportunities Fund)
(Cost $426,522,691) - 111.95%		$484,706,285
Liabilities in Excess of Other Assets - (11.95)%		(51,754,668)

TOTAL NET ASSETS - 100.00%		$432,951,617

The portfolio had the following five top industry concentrations as of
February 28, 2006 (as a percentage of total net assets):
Banking	12.69%
Real Estate	7.64%
International Oil	6.09%
Electronics	5.67%
Construction Materials	4.96%

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.59%
Australia - 3.84%
Billabong International, Ltd. (a)	475,751	$5,485,318
Downer EDI, Ltd. (a)	1,462,885	8,531,203
PaperlinX, Ltd. (a)	2,903,662	7,334,245

		21,350,766
Austria - 0.70%
Wienerberger Baustoffindustrie AG	84,077	3,898,036
Belgium - 0.98%
Barco NV	64,930	5,449,401
Bermuda - 4.71%
Axis Capital Holdings, Ltd.	16,740	518,270
Giordano International, Ltd.	10,964,073	5,829,173
Ngai Lik Industrial Holding, Ltd.	18,284,513	2,757,276
People's Food Holdings, Ltd.	12,758,529	9,049,439
Texwinca Holdings, Ltd.	6,320,868	4,969,556
Yue Yuen Industrial Holdings, Ltd.	980,955	3,053,355

		26,177,069
Brazil - 1.34%
Aracruz Celulose SA, ADR (a)	92,153	4,529,320
Companhia de Saneamento de Minas Gerais *	244,500	2,907,006

		7,436,326
Canada - 10.24%
CAE, Inc.	1,165,926	9,671,653
Domtar, Inc.	812,410	4,390,441
Dorel Industries, Inc. *	59,900	1,771,735
Legacy Hotels Real Estate Investment, REIT	853,311	6,171,133
Linamar Corp.	440,974	5,134,363
MDS, Inc.	442,022	8,933,661
North West Company	304,894	9,913,074
Open Text Corp. *	429,942	7,488,093
Quebecor World, Inc.	340,891	3,459,834

		56,933,987
Cayman Islands - 0.17%
TCL Communication Technology Holdings, Ltd. *	25,070,192	967,919
China - 0.50%
BYD Company, Ltd., H Shares	1,398,825	2,794,513
Denmark - 1.97%
Vestas Wind Systems AS	522,919	10,967,962
Finland - 4.29%
Amer Group Oyj (a)	395,207	8,268,609
Huhtamaki Oyj	363,043	6,730,064

The accompanying notes are an integral part of the financial statements. 184

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
KCI Konecranes Oyj	22,121	$1,392,417
Metso Oyj	202,807	7,470,886

		23,861,976
Germany - 2.28%
Jenoptik AG * (a)	605,913	5,143,053
Vossloh AG	145,284	7,561,922

		12,704,975
Hong Kong - 7.61%
Asia Satellite Telecom Holdings	1,208,720	2,068,866
China Oilfield Services Ltd., H shares	10,929,059	5,634,480
China Pharmaceutical Group, Ltd. *	8,402,384	1,546,299
China Resource Power Holdings, Ltd.	7,210,558	4,778,935
Chitaly Holdings, Ltd.	3,608,729	1,837,225
Dah Sing Financial Group	658,659	4,602,730
Fountain Set Holdings, Ltd.	11,063,436	4,912,065
Hopewell Holdings, Ltd.	1,046,357	2,935,563
Hung Hing Printing	1,740,216	1,153,361
Lerado Group Holdings	12,649,682	929,320
TCL International Holdings, Ltd.	21,841,942	3,237,428
Techtronic Industries Company, Ltd.	1,041,707	1,809,816
Travelsky Technology, Ltd.	3,576,058	3,497,624
Weiqiao Textile Company, Ltd.	2,111,723	3,402,186

		42,345,898
Indonesia - 0.74%
Astra International Tbk PT	2,406,756	2,568,604
PT Indonesian Satellite Corp.	2,656,868	1,519,037

		4,087,641
Israel - 0.28%
Orbotech, Ltd. ADR *	64,956	1,547,902
Japan - 4.87%
Japan Airport Terminal Company, Ltd.	67,951	612,668
Meitec Corp.	233,693	7,988,812
Nichii Gakkan Company, Ltd.	204,600	4,406,387
Sohgo Security Services Company, Ltd.	636,913	10,309,476
Tokyo Individualized Educational Institute, Inc.	312,520	3,797,991

		27,115,334
Luxembourg - 0.53%
Thiel Logistik AG *	718,107	2,962,075
Netherlands - 8.45%
Aalberts Industries NV	115,902	8,267,237
Draka Holdings *	465,354	8,299,761
IHC Caland NV	45,789	4,520,622
Imtech NV	105,688	4,427,317
Oce-Van Der Grinten NV	154,668	2,681,011
OPG Groep NV	117,546	10,243,827
Pyaterochka Holding NV, GDR-USD *	31,845	507,674
Pyaterochka Holding NV-GBP *	108,308	1,727,735
Vedior NV	334,878	6,336,470

		47,011,654

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway - 0.85%
Prosafe ASA (a)	95,777	$4,753,729
Singapore - 2.69%
Bio-Treat Technology, Ltd.	3,535,000	2,507,324
Huan Hsin Holdings, Ltd.	3,335,298	1,100,555
Osim International	3,166,116	3,534,505
Venture Corp., Ltd.	897,138	7,248,594
Want Want Holdings ADR	456,000	574,560

		14,965,538
South Korea - 4.56%
Daeduck Electronics Company, Ltd.	260,000	2,254,583
Daegu Bank	497,100	7,781,586
Halla Climate Control	693,940	6,610,654
Pusan Bank	599,610	7,996,858
Sindo Ricoh Co., Ltd.	16,400	747,374

		25,391,055
Spain - 0.33%
Sol Melia SA (a)	121,394	1,806,103
Sweden - 1.58%
D. Carnegie & Company AB	520,855	8,812,780
Switzerland - 4.27%
Gurit Heberlein	4,599	4,787,520
Kuoni Reisen Holding AG, Series B *	7,529	3,221,177
SIG Holding AG, REG	20,270	4,498,433
Verwaltungs-und Privat-Bank AG	44,784	8,299,342
Vontobel Holdings AG	74,285	2,940,241

		23,746,713
Taiwan - 5.31%
Acbel Polytech, Inc.	5,000,000	2,291,273
D-Link Corp.	7,571,000	8,604,223
Fu Sheng Industrial Company, Ltd.	4,733,000	5,740,405
Giant Manufacturing Company, Ltd.	850,000	1,584,033
KYE System Corp.	2,993,000	2,432,226
Taiwan Fu Hsing	2,680,000	2,881,993
Taiwan Green Point Enterprises Company,
Ltd.	2,330,000	6,007,778

		29,541,931
Thailand - 2.90%
BEC World, Public Company, Ltd.	8,847,832	2,918,732
Glow Energy PCL	8,275,316	5,554,969
Total Access Communication PCL *	2,184,570	7,645,995

		16,119,696
United Kingdom - 10.86%
Bodycote International	2,235,233	10,233,461
Burberry Group PLC	590,028	4,754,490
Cambridge Antibody Technology Group PLC *	470,950	6,393,892
DS Smith PLC	1,768,810	5,533,414
DX Services PLC	1,640,500	8,764,796
Electrocomponents PLC	121,262	614,841
Game Group PLC	7,375,357	10,369,672
Homeserve PLC	73,642	2,030,676

The accompanying notes are an integral part of the financial statements. 185

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
John Wood Group PLC	1,167,204	$4,871,945
Yule Catto & Company PLC	1,440,948	6,837,606

		60,404,793
United States - 2.74%
CAE, Inc.	95,766	797,731
GSI Group, Inc. *	564,982	7,446,463
Quebecor World, Inc.	146,526	1,485,773
Steiner Leisure, Ltd. *	129,086	5,502,936

		15,232,903

TOTAL COMMON STOCKS (Cost $444,845,212)		$498,388,675

PREFERRED STOCKS - 0.59%
Germany - 0.59%
Hugo Boss AG	82,176	3,260,311

TOTAL PREFERRED STOCKS (Cost $2,756,072)		$3,260,311

SHORT TERM INVESTMENTS - 4.29%
State Street Navigator Securities
Lending Prime Portfolio (c)	$23,860,955	$23,860,955

TOTAL SHORT TERM INVESTMENTS
(Cost $23,860,955)		$23,860,955

REPURCHASE AGREEMENTS - 7.09%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$39,438,505 on 03/01/2006,
collateralized by $40,225,000
Federal Home Loan Bank, 5.125%
due 08/15/2019 (valued at
$40,225,000 including interest) (c)	$39,435,000	$39,435,000

TOTAL REPURCHASE AGREEMENTS
(Cost $39,435,000)		$39,435,000

Total Investments (International Small Cap Fund)
(Cost $510,897,239) - 101.56%		$564,944,941
Liabilities in Excess of Other Assets - (1.56)%		(8,678,173)

TOTAL NET ASSETS - 100.00%		$556,266,768

The portfolio had the following five top industry concentrations as of February 28, 2006 (as a percentage of total net assets):

Electrical Equipment	5.82%
Apparel & Textiles	4.81%
Business Services	4.43%
Banking	4.33%
Paper	4.12%

International Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.42%
Australia - 2.50%
Amcor, Ltd. (a)	194,168	$1,073,201
Australia and New Zealand Bank Group, Ltd.	137,169	2,620,942
BHP Billiton, Ltd. - AUD (a)	84,814	1,527,952
Commonwealth Bank of Australia, Ltd. (a)	76,718	2,556,172
Foster's Group, Ltd. (a)	195,843	791,475
Investa Property Group, Ltd.	450,500	672,700
Macquarie Bank, Ltd.	32,286	1,540,574
Mirvac Group, Ltd.	313,474	980,424
National Australia Bank, Ltd. (a)	105,072	2,863,167
Qantas Airways, Ltd., ADR	300,772	916,119
Rinker Group, Ltd.	95,241	1,265,799
Santos, Ltd.	156,693	1,317,730
Stockland Company, Ltd. (a)	134,706	673,492
Telstra Corp., Ltd. (a)	837,186	2,394,490
Woodside Petroleum, Ltd.	42,669	1,283,485
Woolworths, Ltd.	109,048	1,490,617

		23,968,339
Austria - 0.75%
Bohler Uddeholm AG	3,561	668,201
Oesterreichische Elektrizitaets AG, Class A	1,300	604,420
OMV AG	48,930	3,036,174
Telekom Austria AG	62,855	1,435,708
Voestalpine AG	11,972	1,395,985

		7,140,488
Belgium - 0.90%
Colruyt SA	2,958	426,339
Delhaize Group	14,345	957,677
Dexia	92,571	2,299,870
Fortis Group SA	100,973	3,599,210
UCB SA	28,326	1,342,311

		8,625,407
Bermuda - 0.10%
Frontline, Ltd.	7,613	292,135
Noble Group, Ltd. (a)	41,361	31,123
Yue Yuen Industrial Holdings, Ltd.	197,718	615,424

		938,682
Canada - 2.70%
BCE, Inc.	47,091	1,142,929
Canadian Imperial Bank of Commerce	40,870	2,871,315
Canadian Natural Resources, Ltd.	137,437	7,498,650
EnCana Corp. - CAD	42,397	1,751,018
Magna International, Inc.	11,800	878,779
National Bank of Canada	30,965	1,763,209
Nexen, Inc.	35,339	1,845,205
Petro-Canada	103,967	4,756,171
Royal Bank of Canada	39,837	3,324,184

		25,831,460
Denmark - 0.46%
A P Moller- Maersk AS	121	1,090,578
A P Moller- Maersk AS	189	1,733,668

The accompanying notes are an integral part of the financial statements. 186

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Danske Bank AS	25,519	$910,431
DSV AS	5,378	722,785

		4,457,462
Finland - 3.43%
Amer Group Oyj	24,700	516,779
Elcoteq SE	14,700	324,556
Fortum Corp. Oyj	150,889	3,651,609
Kesko Oyj	39,767	1,250,154
Metra Oyj, B Shares	17,037	621,506
Metso Oyj	56,817	2,092,992
Neste Oil Oyj *	30,400	931,040
Nokia AB - Oyj	666,785	12,480,046
OKO Bank - A	33,400	563,024
Orion Oyj, Series B (a)	17,900	385,818
Outokumpu Oyj	91,904	1,668,649
Rautaruukki Oyj	80,009	2,698,376
Sampo Oyj, A Shares	205,358	4,117,829
YIT-Yhtyma Oyj	30,758	1,562,062

		32,864,440
France - 8.18%
Alstom RGPT *	23,378	1,998,901
Assurances Generales de France (a)	6,994	725,859
AXA Group	61,285	2,163,176
BNP Paribas SA (a)	142,012	13,131,850
Business Objects SA *	26,000	961,069
Cap Gemini SA *	20,252	999,659
Carrefour SA (a)	34,688	1,720,909
Casino Guich Perrachon SA (a)	15,471	963,562
Christian Dior SA	6,300	583,686
Compagnie De Saint Gobain SA	37,387	2,493,263
Compagnie Generale des Etablissements
Michelin, Class B (a)	20,853	1,271,446
L'Oreal SA (a)	25,951	2,294,616
LVMH Moet Hennessy SA	27,910	2,534,306
Peugeot SA (a)	78,172	4,554,974
Pinault-Printemps-Redoute SA	6,543	753,465
Publicis Groupe SA	31,267	1,192,621
Renault Regie Nationale SA (a)	57,732	5,544,730
Sanofi-Aventis (a)	53,495	4,548,527
Schneider Electric SA	14,096	1,439,426
Societe Generale	30,923	4,378,475
Total SA (a)	87,936	22,095,741
Vallourec (a)	1,800	1,407,235
Zodiac SA	9,454	592,752

		78,350,248
Germany - 7.61%
Adidas-Salomon AG	3,091	603,308
Allianz AG	36,074	5,812,414
Altana AG (a)	29,210	1,566,617
Bayer AG	14,513	583,565
Bayerische Motoren Werke (BMW) AG	87,703	4,210,115

International Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Commerzbank AG	94,221	$3,424,210
DaimlerChrysler AG (a)	87,303	4,830,874
Deutsche Bank AG	41,333	4,547,235
Deutsche Boerse AG	23,493	2,951,642
Deutsche Post AG	17,500	456,272
Deutsche Postbank AG	11,678	824,492
E.ON AG	79,021	8,734,842
Fresenius AG	7,981	1,276,249
Henkel KGaA	5,400	551,025
Hochtief AG (a)	25,863	1,386,799
Karstadt Quelle AG (a)	24,188	591,213
MAN AG	34,858	2,193,499
Merck & Company AG	8,230	822,664
Muenchener Rueckversicherungs-
Gesellschaft AG	45,893	6,212,143
RWE AG	14,385	1,230,101
Salzgitter AG	26,553	1,816,875
Schering AG	36,545	2,623,209
Suedzucker AG	41,389	1,093,899
Thyssen Krupp AG	193,019	4,880,930
Tui AG	91,763	1,808,304
Volkswagen AG (a)	112,530	7,855,141

		72,887,637
Hong Kong - 0.50%
Cheung Kong Holdings, Ltd.	165,011	1,743,965
CLP Holdings, Ltd.	224,904	1,287,037
Hong Kong Electric Holdings, Ltd.	254,854	1,174,299
MTR Corp.	203,500	464,246
Sino Land Company, Ltd.	58,029	87,507

		4,757,054
Ireland - 0.73%
Bank of Ireland	34,623	617,073
CRH PLC	90,356	2,957,933
DCC PLC	30,072	684,741
Depfa Bank PLC	116,677	1,937,613
Kerry Group PLC	34,358	760,215

		6,957,575
Italy - 2.95%
Banca Monte dei Paschi Siena SpA	359,993	1,862,578
Benetton Group SpA	48,523	618,959
Capitalia SpA	150,741	1,139,335
Eni SpA	635,534	18,153,330
ERG SpA	35,600	837,776
Fiat SpA - RNC *	39,512	376,363
Fiat SpA * (a)	171,000	1,851,027
Fondiaria-Sai SpA	20,600	613,957
Impregilo SpA * (a)	173,107	741,898
Italcementi SpA	36,738	523,814
San Paolo-IMI SpA	83,869	1,480,769

		28,199,806

The accompanying notes are an integral part of the financial statements. 187

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan - 25.39%
Aderans Company, Ltd. (a)	12,565	$345,776
AEON Company, Ltd.	75,989	1,811,888
Aioi Insurance Company, Ltd. * (a)	45,076	332,455
Alps Electric Company (a)	42,346	662,277
Amada Company, Ltd.	100,487	949,820
Asics Corp.	54,000	514,109
Chiyoda Corp. * (a)	49,992	1,209,103
Chubu Electric Power Company, Inc.	159,999	4,211,575
Chugoku Electric Power Company, Inc. *	26,600	571,737
Cosmo Oil Company Ltd. * (a)	141,000	712,169
Daido Steel Company, Ltd.	135,040	1,187,557
Daiei Inc. * (a)	60,858	1,685,152
Daiichi Sankyo Company, Ltd. * (a)	50,631	1,034,168
Daikyo, Inc. * (a)	244,888	1,299,678
Dainippon Screen
Manufacturing Company, Ltd. (a)	28,603	266,205
Daito Trust Construction Company, Ltd.	18,615	867,034
Daiwa Securities Group, Inc.	136,000	1,627,209
Eisai Company, Ltd.	55,380	2,560,512
Fanuc, Ltd.	24,814	2,099,464
Fuji Electric Holdings	153,000	717,861
Fuji Heavy Industries Ltd. * (a)	333,116	1,793,546
Haseko Corp. * (a)	764,847	2,673,464
Hirose Electric Company, Ltd.	4,222	570,823
Hitachi Chemical, Ltd.	6,337	176,013
Hokkaido Electric Power Company, Inc.	39,499	919,876
Honda Motor Company, Ltd.	232,506	13,710,704
Hoya Corp.	73,224	2,903,675
Ibiden Company, Ltd. (a)	42,436	2,001,935
Inpex Corp.	115	1,100,759
Isetan Company, Ltd. (a)	48,403	879,038
Ishikawajima Harima Heavy Industries
Company, Ltd. * (a)	462,769	1,415,871
Isuzu Motors, Ltd. * (a)	432,542	1,497,131
Itochu Corp.	572,047	4,776,423
JAFCO Company, Ltd.	13,100	900,127
Japan Tobacco, Inc.	79	1,350,310
JGC Corp. (a)	40,375	862,639
JSR Corp.	28,939	853,256
Kansai Electric Power Company, Ltd.	106,500	2,462,030
Kao Corp.	93,050	2,512,928
Kawasaki Heavy Industries, Ltd. (a)	439,438	1,513,489
Kawasaki Kisen Kaisha, Ltd. (a)	83,000	517,818
Keisei Electric Railway Company, Ltd. (a)	99,458	640,896
Kenedix, Inc.	224	1,049,072
Kobe Steel Company, Ltd. (a)	592,744	2,259,324
Komatsu, Ltd.	176,949	3,153,049
Konami Corp. (a)	50,223	1,238,297
Kubota Corp. (a)	71,000	697,803
Kyushu Electric Power	85,880	2,055,070
LeoPalace21 Corp.	21,790	784,000
Marubeni Corp.	525,824	2,610,917

International Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Marui Company, Ltd.	58,510	$1,110,094
Matsushita Electric Industrial Company, Ltd. (a)	77,021	1,632,440
Matsushita Electric Works, Ltd.	52,000	605,725
Mazda Motor Corp. * (a)	395,488	2,251,044
Mediceo Holdings Company, Ltd. (a)	34,700	566,124
Mitsubishi Corp.	384,595	8,940,237
Mitsubishi Estate Company, Ltd.	80,404	1,693,835
Mitsubishi Heavy Industries, Ltd.	194,000	911,887
Mitsubishi Materials Corp.	265,130	1,379,916
Mitsubishi Motors Corp. * (a)	984,188	2,035,495
Mitsubishi Rayon Company, Ltd.	171,920	1,385,526
Mitsubishi UFJ Financial Group, Inc.	294	4,397,055
Mitsui & Company, Ltd. (a)	158,560	2,168,154
Mitsui Sumitomo Insurance Company, Ltd.	42,050	557,024
Mitsui Trust Holdings, Inc.	309,553	4,545,008
Mizuho Financial Group, Inc.	635	5,079,560
NGK Insulators, Ltd. (a)	25,169	340,290
NGK Spark Plug Company, Ltd.	52,000	1,184,342
Nikko Cordial Corp.	54,000	859,310
Nikon Corp. (a)	68,227	1,163,257
Nintendo Company, Ltd.	9,500	1,401,332
Nippon Electric Glass Company, Ltd. (a)	31,231	756,686
Nippon Mining Holdings, Inc. (a)	75,868	564,746
Nippon Steel Corp. (a)	373,831	1,492,000
Nippon Telegraph & Telephone Corp.	960	4,151,435
Nippon Yusen Kabushiki Kaisha (a)	61,000	397,248
Nippon Zeon Company	16,462	207,234
Nissan Chemical Industries, Ltd.	66,992	1,104,413
Nissan Motor Company, Ltd.	835,400	9,567,000
Nitto Denko Corp.	27,199	2,338,446
Nomura Research Institute, Ltd. (a)	8,634	982,863
Nomura Securities Company, Ltd.	72,600	1,392,931
NTT Data Corp.	172	798,187
NTT DoCoMo, Inc.	1,438	2,138,379
Orient Corp. * (a)	230,000	817,707
Orix Corp.	13,927	3,701,643
Osaka Gas Company, Ltd. (a)	598,120	2,274,704
Resona Holdings, Inc. * (a)	1,462	5,185,277
Ricoh Company, Ltd.	84,000	1,554,224
Sanken Electric Company (a)	4,732	70,933
Sapporo Hokuyo Holdings, Inc. *	4	43,073
Secom Company, Ltd. (a)	20,202	1,001,380
Seven & I Holdings Co., Ltd.	30,000	1,225,535
Shimamura Company, Ltd. (a)	4,400	498,623
Shimizu Corp. (a)	147,715	1,037,703
Shinko Electric Industries Company, Ltd. *	13,289	978,985
Shinko Securities Company, Ltd. * (a)	196,000	1,016,767
Showa Shell Sekiyu K.K.	52,000	587,060
SMC Corp.	9,996	1,413,842
SOFTBANK Corp. (a)	45,300	1,393,725
Sompo Japan Insurance, Inc.	42,140	611,877
Sumitomo Corp.	181,596	2,467,629

The accompanying notes are an integral part of the financial statements. 188

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sumitomo Heavy Industries, Ltd.	69,686	$625,333
Sumitomo Light Metal Industries, Ltd.	217,000	548,944
Sumitomo Light Metal Industries, Ltd.	1,219,334	5,429,213
Sumitomo Trust & Banking Company, Ltd. (a)	121,448	1,238,247
Taiheiyo Cement Corp. (a)	236,097	1,016,945
Taisho Pharmaceuticals Company, Ltd.	43,790	924,375
Takashimaya Company, Ltd. (a)	57,436	834,468
Takeda Pharmaceutical Company, Ltd.	357,789	19,875,445
THK Company, Ltd.	29,308	826,564
Tohoku Electric Power Company, Ltd.	76,800	1,726,209
Tokuyama Corp.	17,079	254,849
Tokyo Electric Power Company, Ltd.	50,039	1,342,811
Tokyo Gas Company, Ltd. (a)	466,397	2,124,513
Tokyo Seimitsu Company, Ltd. (a)	14,401	844,293
Tokyu Land Corp. (a)	158,516	1,391,298
TonenGeneral Sekiyu K.K. (a)	118,133	1,169,113
Toyo Tire & Rubber Company, Ltd. *	53,812	252,941
Toyota Industries Corp. (a)	17,900	715,938
Toyota Motor Corp.	214,800	11,473,365
Ube Industries, Ltd. (a)	440,282	1,298,155
UFJ NICOS Company, Ltd. * (a)	121,548	1,171,746
UNI Charm Corp. (a)	4,495	222,426
Urban Corp. * (a)	109,955	1,616,292
Yakult Honsha Company, Ltd. (a)	35,744	821,735
Yamada Denki Company, Ltd.	20,720	2,224,108
Yamaha Corp. (a)	50,310	862,075
Yamaha Motor Company, Ltd.	29,800	685,086
Yaskawa Electric Corp. * (a)	94,696	1,035,901

		243,078,330
Luxembourg - 0.48%
Arcelor SA (a)	125,961	4,604,039
Netherlands - 8.59%
ABN AMRO Holdings NV	633,196	18,481,983
Aegon NV	467,066	7,722,529
Akzo Nobel NV	38,171	1,941,220
Buhrmann NV	66,030	1,110,667
Corio NV	2,469	162,554
CSM NV	31,180	932,800
DSM NV	34,013	1,417,105
Heineken Holding NV	27,851	970,857
Heineken NV	76,772	2,896,153
ING Groep NV	605,796	22,802,470
Koninklijke Ahold NV *	145,136	1,185,121
Oce-Van Der Grinten NV	37,046	642,154
Reed Elsevier NV	48,651	658,622
Royal Dutch Shell PLC, A Shares	477,295	14,442,421
Royal Dutch Shell PLC, B Shares	112,603	3,552,274
Stork N.V.	12,001	685,394
TNT Post Group NV	31,505	1,027,147
Unilever NV	13,374	930,012

International Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Wereldhave NV	6,158	$657,217

		82,218,700
Norway - 0.74%
Norsk Hydro ASA (a)	29,931	3,496,643
Orkla ASA (a)	16,785	732,378
Statoil ASA	93,518	2,383,154
Stolt Offshore SA *	38,600	516,134

		7,128,309
Singapore - 1.19%
Ascendas Real Estate	333,000	443,630
CapitaLand, Ltd.	242,203	627,411
Cosco Corp. Singapore, Ltd.	908,600	666,873
DBS Group Holdings, Ltd.	325,231	3,289,720
Keppel Corp., Ltd. (a)	108,072	933,178
Keppel Land, Ltd.	234,538	639,379
Neptune Orient Lines, Ltd.	389,488	605,366
SembCorp Industries, Ltd. *	396,802	763,575
SembCorp Marine, Ltd. (a)	111,267	201,074
Singapore Technologies Engineering, Ltd.	189,683	355,652
Singapore Telecommunications, Ltd.	824,578	1,327,381
StarHub Ltd.	533,290	720,329
United Overseas Bank, Ltd.	87,668	811,065

		11,384,633
Spain - 1.73%
Acciona SA (a)	7,860	1,096,324
ACS Actividades SA	26,705	996,478
Fomento de Construcciones SA	14,015	953,190
Gas Natural SDG SA (a)	39,326	1,197,847
Iberdrola SA (a)	166,046	5,239,780
Metrovacesa SA	11,300	841,956
Repsol SA	210,295	5,876,480
Sacyr Vallehermoso SA (a)	12,378	348,252

		16,550,307
Sweden - 0.88%
Atlas Copco AB, Series A *	30,800	758,362
Electrolux AB, Series B	85,873	2,374,608
Hennes & Mauritz AB, Series B	47,562	1,732,596
Old Mutual PLC *	31,958	104,727
Svenska Cellulosa AB, Series B	34,994	1,466,976
Tele2 AB, Series B * (a)	184,420	1,990,973

		8,428,242
Switzerland - 4.44%
ABB, Ltd. *	242,202	2,899,959
Compagnie Financiere
Richemont AG, Series A	14,816	645,746
Credit Suisse Group AG (a)	58,075	3,219,869
Nestle SA (a)	23,642	6,955,120
Roche Holdings AG - CHF (a)	95,792	14,165,162
Serono AG, Series B (a)	1,449	1,022,174
Swiss Life Holding * (a)	1,440	267,299

The accompanying notes are an integral part of the financial statements. 189

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Swiss Reinsurance Company AG	23,511	$1,675,579
Zurich Financial Services AG *	49,142	11,617,937

		42,468,845
United Kingdom - 20.17%
Alliance & Leicester PLC	94,733	1,779,799
Anglo American PLC	99,354	3,714,025
Arriva PLC	69,991	742,355
AstraZeneca Group PLC	393,959	18,244,150
Aviva PLC	235,548	3,266,242
BAE Systems PLC	197,831	1,460,278
Barclays PLC	155,290	1,824,471
Barratt Developments PLC	160,270	2,909,676
BBA Group PLC	189,201	890,317
Berkeley Group Holdings PLC *	22,065	431,997
BG Group PLC	210,098	2,464,706
BHP Billiton PLC	94,336	1,591,625
Boots Group PLC (a)	166,799	2,079,878
BP PLC	500,418	5,540,711
British American Tobacco Australasia, Ltd.	179,441	4,285,812
BT Group PLC	2,144,056	7,752,968
Cable & Wireless PLC	695,286	1,304,438
Cadbury Schweppes PLC	299,513	3,053,062
Cairn Energy PLC *	24,900	844,595
Centrica PLC	979,323	4,999,932
Cobham PLC	440,656	1,316,560
Compass Group PLC	383,363	1,463,733
Dixons Group PLC	775,589	2,344,510
E D & F Manitoba Treasury Management PLC	17,860	725,393
Gallaher Group PLC	134,071	2,082,951
George Wimpey PLC	286,428	2,783,765
GlaxoSmithKline PLC	1,162,151	29,534,040
GUS PLC	181,289	3,345,436
Hanson PLC	136,952	1,676,415
HBOS PLC	632,505	11,805,394
Hilton Group PLC	124,262	805,855
IMI PLC	106,304	977,110
Imperial Chemical Industries PLC	170,725	1,005,907
Imperial Tobacco Group PLC	224,085	6,754,122
J Sainsbury PLC	371,910	2,093,240
Johnson Matthey PLC	33,103	831,946
Kingfisher PLC	502,919	2,017,441
Lloyds TSB Group PLC	633,100	6,161,381
Next Group PLC	100,613	2,917,629
Northern Rock	40,447	801,129
Rank Group PLC	149,952	686,518
Rio Tinto PLC	295,930	13,938,492
Rolls-Royce Group PLC *	143,100	1,103,440
Royal & Sun Alliance PLC	1,150,888	2,629,471
Royal Bank of Scotland Group PLC	256,774	8,614,875
Scottish & Newcastle PLC	129,258	1,163,674
Scottish & Southern Energy PLC	123,886	2,501,694

International Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Scottish Power PLC	286,650	$2,942,096
Taylor Woodrow PLC	377,312	2,758,582
The Sage Group PLC	212,533	1,035,595
Unilever PLC	107,625	1,111,253
United Utilities PLC	91,326	1,096,244
Vodafone Group PLC	1,080,516	2,069,902
Wolseley PLC	32,268	803,022

		193,079,852

TOTAL COMMON STOCKS (Cost $806,052,008)		$903,919,855

PREFERRED STOCKS - 0.47%
Germany - 0.30%
Bayerische Motoren Werke (BMW) AG	10,400	447,513
Fresenius Medical Care AG, Non-Voting (a)	7,600	761,770
Henkel KGaA-Vorzug, Non-Voting (a)	8,530	938,222
Volkswagen AG, Non-Voting	13,410	690,014

		2,837,519
Italy - 0.17%
IFI-Istituto Finanziario Industriale SPA *	24,500	460,021
Unipol SpA	452,055	1,184,270

		1,644,291

TOTAL PREFERRED STOCKS (Cost $3,679,494)		$4,481,810

SHORT TERM INVESTMENTS - 17.23%
State Street Navigator Securities
Lending Prime Portfolio (c)	$160,743,448	$160,743,448
United States Treasury Bills
zero coupon due 08/24/2006	4,275,000	4,181,001

TOTAL SHORT TERM INVESTMENTS
(Cost $164,923,963)		$164,924,449

REPURCHASE AGREEMENTS - 4.37%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$41,883,723 on 03/01/2006,
collateralized by $42,615,000
Federal Home Loan Mortgage,
5.25% due 10/19/2015 (valued at
$42,721,538, including interest) (c)	$41,880,000	$41,880,000

TOTAL REPURCHASE AGREEMENTS
(Cost $41,880,000)		$41,880,000

Total Investments (International Stock Fund)
(Cost $1,016,535,465) - 116.49%		$1,115,206,114
Liabilities in Excess of Other Assets - (16.49)%		(157,876,075)

TOTAL NET ASSETS - 100.00%		$957,330,039

The accompanying notes are an integral part of the financial statements. 190

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

The portfolio had the following five top industry concentrations as of February 28, 2006 (as a percentage of total net assets):

Banking	10.67%
Pharmaceuticals	7.79%
Automobiles	7.59%
Insurance	7.47%
International Oil	5.52%

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.05%
Australia - 2.26%
National Australia Bank, Ltd. (a)	593,674 $	16,177,364
Qantas Airways, Ltd., ADR	2,155,521	6,565,481

		22,742,845
Belgium - 1.36%
Agfa Gevaert NV (a)	686,120	13,676,251
Bermuda - 0.90%
ACE, Ltd.	162,056	9,031,381
Brazil - 0.33%
Tele Norte Leste Participacoes SA, ADR	176,579	3,272,009
Canada - 1.13%
Domtar, Inc.	1,139,444	6,157,804
Quebecor World, Inc.	512,900	5,205,619

		11,363,423
Cayman Islands - 0.39%
XL Capital, Ltd., Class A	58,833	3,974,169
China - 1.26%
China Telecom Corp., Ltd.	34,394,086	12,633,965
Denmark - 1.97%
Vestas Wind Systems AS (a)	944,327	19,806,782
Finland - 2.49%
Stora Enso Oyj, R Shares - EUR	761,820	10,880,275
UPM-Kymmene Oyj	668,231	14,180,036

		25,060,311
France - 6.02%
AXA Group (a)	390,996	13,800,980
France Telecom SA	766,171	16,651,294
Sanofi-Aventis (a)	193,869	16,484,129
Total SA (a)	53,933	13,551,783

		60,488,186
Germany - 6.64%
BASF AG	42,673	3,212,373
Bayerische Motoren Werke (BMW) AG	191,764	9,205,482
Deutsche Post AG	580,171	15,126,623
E.ON AG	70,929	7,840,367
Muenchener Rueckversicherungs-
Gesellschaft AG	111,316	15,067,895
Siemens AG	178,399	16,346,573

		66,799,313

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong - 2.11%
Cheung Kong Holdings, Ltd.	902,444	$9,537,733
Hutchison Whampoa, Ltd.	1,224,620	11,695,818

		21,233,551
Israel - 1.14%
Check Point Software Technologies, Ltd., ADR *	540,250	11,485,715
Italy - 2.22%
Eni SpA	413,067	11,798,805
UniCredito Italiano SpA (a)	1,447,644	10,536,058

		22,334,863
Japan - 5.91%
Hitachi, Ltd. (a)	1,066,353	7,482,051
KDDI Corp.	1,924	9,849,369
Konica Minolta Holdings, Inc.	909,462	11,347,859
Nippon Telegraph & Telephone Corp.	1,005	4,346,033
Sony Corp.	364,814	17,241,424
Takeda Pharmaceutical Company, Ltd.	165,186	9,176,205

		59,442,941
Mexico - 0.88%
Telefonos de Mexico SA de CV, Class L, ADR	395,305	8,850,879
Netherlands - 7.76%
Akzo Nobel NV	241,946	12,304,376
ING Groep NV	415,722	15,647,988
Koninklijke (Royal) Philips Electronics NV	485,036	15,819,261
Reed Elsevier NV	1,227,665	16,619,749
Royal Dutch Shell PLC, B Shares	352,313	11,114,377
VNU NV	200,651	6,510,619

		78,016,370
Norway - 3.13%
Norske Skogindustrier ASA (a)	767,124	11,479,298
Telenor ASA (a)	1,847,081	19,977,319

		31,456,617
Portugal - 1.50%
Portugal Telecom, SGPS, SA	1,304,106	15,080,486
Singapore - 1.40%
Venture Corp., Ltd.	1,742,840	14,081,601
South Africa - 0.59%
Sappi, Ltd.	466,015	5,905,337
South Korea - 4.54%
Kookmin Bank, ADR	101,261	7,670,521
KT Corp., Sponsored ADR	181,994	3,716,318
POSCO, ADR	71,643	4,186,817
Samsung Electronics Company, Ltd., GDR	57,800	20,446,750
Samsung Electronics Company, Ltd.-London,
GDR	64	22,640
SK Telecom Company, Ltd., ADR	399,323	9,643,650

		45,686,696
Spain - 5.05%
Banco Santander Central Hispano SA (a)	353,905	5,167,070
Gamesa Corporation Tecno SA (a)	994,280	17,218,522

The accompanying notes are an integral part of the financial statements. 191

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Iberdrola SA (a)	140,164	$4,421,931
Repsol SA (a)	529,894	14,803,628
Telefonica SA - EUR	594,085	9,162,298
Telefonica SA - USD (a)	113	5,221

		50,778,670
Sweden - 1.71%
Nordea Bank AB	546,686	6,178,062
Nordic Baltic Holding AB-EUR	168,311	1,902,180
Nordic Baltic Holding-DKK	71,187	804,858
Securitas AB, B Shares	424,458	7,798,103
Stora Enso Oyj, R Shares - SEK	33,746	479,365

		17,162,568
Switzerland - 3.07%
Nestle SA (a)	41,277	12,143,072
Swiss Reinsurance Company AG	171,853	12,247,598
UBS AG - CHF (a)	60,694	6,447,797

		30,838,467
Taiwan - 5.70%
Chunghwa Telecom Company, Ltd., ADR (a)	478,379	8,963,359
Compal Electronics, Inc., GDR	550,762	2,626,310
Compal Electronics, Inc.	6,134,000	5,696,825
Lite-On Technology Corp.	1,214,240	16,321,959
Mega Financial Holding Company, Ltd.	31,432,000	23,718,349

		57,326,802
United Kingdom - 22.59%
Amvescap PLC	382,002	3,616,970
BAE Systems PLC	610,443	4,505,950
Boots Group PLC (a)	907,312	11,313,606
BP PLC	1,468,532	16,259,829
British Sky Broadcasting Group PLC	1,900,376	16,866,420
Cadbury Schweppes PLC	592,160	6,036,137
Centrica PLC	2,211,102	11,288,777
Compass Group PLC	6,806,407	25,987,811
GlaxoSmithKline PLC	482,985	12,274,221
Group 4 Securicor PLC	2,184,000	6,831,051
Morrison W Supermarket	3,649,277	13,676,906
Old Mutual PLC	1,987,022	6,556,539
Pearson PLC	1,154,676	14,387,932
Reed Elsevier PLC	89,874	813,455
Rentokil Initial PLC	3,336,007	9,219,547
Royal Bank of Scotland Group PLC	706,882	23,716,186
Shire PLC	518,674	8,122,022
Smiths Group PLC	291,113	4,804,179
Unilever PLC	1,135,670	11,726,058
Vodafone Group PLC	10,012,007	19,179,604

		227,183,200

TOTAL COMMON STOCKS (Cost $871,082,503)		$945,713,398

International Value Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 0.07%
Australia - 0.07%
New South Wales Treasury Corp.
6.50% due 05/01/2006	AUD	937,000	$697,420

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $704,333)			$697,420

SHORT TERM INVESTMENTS - 15.74%
State Street Navigator Securities
Lending Prime Portfolio (c)		$158,239,011	$158,239,011

TOTAL SHORT TERM INVESTMENTS
(Cost $158,239,011)			$158,239,011

REPURCHASE AGREEMENTS - 5.02%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$50,499,488 on 03/01/2006,
collateralized by $51,445,000
Federal Home Loan Mortgage
Company, 5.625% due 02/22/2016
(valued at $51,509,306, including
interest) (c)		$50,495,000	$50,495,000

TOTAL REPURCHASE AGREEMENTS
(Cost $50,495,000)			$50,495,000

Total Investments (International Value Fund)
(Cost $1,080,520,847) - 114.88%			$ 1,155,144,829
Liabilities in Excess of Other Assets - (14.88)%			(149,584,136)

TOTAL NET ASSETS - 100.00%			$ 1,005,560,693

The portfolio had the following five top industry concentrations as of February 28, 2006 (as a percentage of total net assets):

Telecommunications Equipment & Services	10.29%
Electronics	7.70%
Banking	7.63%
Insurance	7.59%
Food & Beverages	5.56%

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 15.51%
Treasury Inflation Protected
Securities (d) - 4.18%
1.875% due 07/15/2013	$3,858,012	$3,833,448
2.00% due 07/15/2014	1,097,454	1,098,869

		4,932,317
U.S. Treasury Bonds - 9.45%
6.25% due 08/15/2023	2,000,000	2,364,844
7.875% due 02/15/2021	2,339,000	3,126,403
8.125% due 08/15/2019 ****	885,000	1,184,310
8.75% due 08/15/2020	1,535,000	2,179,760

The accompanying notes are an integral part of the financial statements. 192

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Bonds (continued)
8.875% due 08/15/2017 to 02/15/2019	$1,655,000	$2,288,581

		11,143,898
U.S. Treasury Notes - 1.88%
3.375% due 02/28/2007	2,250,000	2,220,293

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,152,406)		$18,296,508

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.57%
Federal Home Loan Bank - 1.82%
5.80% due 09/02/2008	2,105,000	2,142,164
Federal Home Loan Mortgage Corp. - 2.80%
4.00% due 11/15/2019	135,265	123,573
5.00% due 03/01/2019 to 12/01/2019	975,898	963,875
6.30% due 03/15/2023	9,824	9,875
6.50% due 04/01/2029 to 08/01/2034	41,958	42,945
6.625% due 09/15/2009	2,030,000	2,139,214
7.50% due 06/01/2010 to 05/01/2028	16,026	16,768

		3,296,250
Federal National Mortgage
Association - 9.42%
3.125% due 12/15/2007	541,000	524,643
4.682% due 05/01/2013	217,701	211,500
4.874% due 02/01/2013	389,399	382,038
5.00% due 03/01/2019 to 06/01/2019	1,908,754	1,885,228
5.25% due 04/15/2007	676,000	678,148
5.393% due 09/01/2014	2,950,414	2,981,083
5.50% due 08/01/2035 to 11/01/2035	1,480,894	1,467,678
5.636% due 12/01/2011	227,773	231,218
5.885% due 11/01/2011	240,066	245,865
6.051% due 03/01/2012 to 05/01/2012	323,482	334,433
6.085% due 10/01/2011	158,543	163,402
6.27% due 11/01/2007	201,903	203,416
6.28% due 04/01/2011	135,265	140,807
6.34% due 01/01/2008	33,604	33,934
6.43% due 01/01/2008	38,731	39,162
6.44% due 02/01/2011	474,621	497,806
6.46% due 06/01/2009	186,837	191,733
6.50% due 09/01/2031	177	182
6.625% due 09/15/2009	850,000	896,011
6.80% due 10/01/2007	5,303	5,363
7.00% due 06/01/2029	631	654

		11,114,304
Government National Mortgage
Association - 0.46%
6.00% due 08/15/2008 to 04/15/2035	141,231	144,212
6.50% due 06/15/2028 to 08/15/2034	86,744	90,522
7.00% due 04/15/2023 to 03/15/2029	292,494	305,505
8.00% due 07/15/2030 to 10/15/2030	4,258	4,561

		544,800

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Housing & Urban Development - 0.07%
7.498% due 08/01/2011	$81,000	$87,270

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,297,681)		$17,184,788

FOREIGN GOVERNMENT OBLIGATIONS - 0.32%
Argentina - 0.05%
Republic of Argentina
4.889% due 08/03/2012 (b)	71,000	58,255
South Africa - 0.13%
Republic of South Africa
7.375% due 04/25/2012	143,000	158,194
Trinidad and Tobago - 0.14%
Republic of Trinidad & Tobago
9.75% due 07/01/2020	117,000	163,299

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $375,015)		$379,748

CORPORATE BONDS - 40.93%
Aerospace - 0.21%
Argo-Tech Corp.
9.25% due 06/01/2011	5,000	5,300
DRS Technologies, Inc.
6.625% due 02/01/2016	5,000	5,025
7.625% due 02/01/2018	5,000	5,137
Moog, Inc.
6.25% due 01/15/2015	1,000	990
Northrop Grumman Corp.
7.875% due 03/01/2026	15,000	18,821
Raytheon Company
4.85% due 01/15/2011	208,000	203,886
Sequa Corp.
9.00% due 08/01/2009	6,000	6,465

		245,624

Agriculture - 0.42%
Archer-Daniels-Midland Company
6.75% due 12/15/2027	135,000	153,275
Bunge Limited Finance Corp.
5.10% due 07/15/2015	79,000	75,315
Case New Holland, Inc.
7.125% due 03/01/2014	10,000	10,025
9.25% due 08/01/2011	12,000	12,870
Monsanto Company
5.50% due 08/15/2025	135,000	129,095
5.50% due 07/30/2035	125,000	118,769

		499,349

Air Travel - 0.57%
American Airlines
3.857% due 07/09/2010	26,148	25,004
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	136,549	137,956
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	310,429	309,270

The accompanying notes are an integral part of the financial statements. 193

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Air Travel (continued)
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021	$14,764	$14,985
Delta Air Lines, Inc., Series 2002-1
6.718% due 07/02/2024	104,487	106,497
Southwest Airlines Company
5.25% due 10/01/2014	84,000	81,212

		674,924
Aluminum - 0.37%
Alcan Aluminum, Ltd.
6.125% due 12/15/2033	27,000	27,822
6.45% due 03/15/2011	159,000	166,405
Alcoa, Inc.
6.75% due 01/15/2028	208,000	237,071

		431,298
Auto Parts - 0.02%
ArvinMeritor, Inc.
8.75% due 03/01/2012	8,000	7,840
Tenneco Automotive, Inc.
10.25% due 07/15/2013	1,000	1,107
TRW Automotive, Inc.
11.00% due 02/15/2013	2,000	2,245
United Rentals North America, Inc.
6.50% due 02/15/2012	10,000	9,987
Visteon Corp.
7.00% due 03/10/2014	3,000	2,228

		23,407
Automobiles - 0.55%
Chrysler Corp.
7.45% due 02/01/2097	135,000	141,233
DaimlerChrysler NA Holding Corp.
4.75% due 01/15/2008	305,000	301,282
8.50% due 01/18/2031	150,000	182,877
Ford Motor Company
7.45% due 07/16/2031	10,000	7,100
General Motors Corp.
8.375% due 07/15/2033	4,000	2,820
Hertz Corp., Class A
8.875% due 01/01/2014	5,000	5,225
10.50% due 01/01/2016	5,000	5,388

		645,925
Banking - 4.50%
American Express Centurion Bank
4.375% due 07/30/2009	250,000	243,990
Bank of America Corp.
4.375% due 12/01/2010	436,000	421,660
7.40% due 01/15/2011	402,000	438,442
Bayerische Landesbank Girozentrale
5.65% due 02/01/2009	27,000	27,458
BB & T Corp.
4.90% due 06/30/2017	192,000	184,296
Chase Manhattan Corp.
7.00% due 11/15/2009	135,000	142,777
Chevy Chase Bank
6.875% due 12/01/2013	5,000	5,150

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
China Development Bank
5.00% due 10/15/2015	$175,000	$170,470
Citicorp
6.375% due 11/15/2008	231,000	238,404
First Republic Bank of San Francisco
7.75% due 09/15/2012	111,000	122,100
First Union National Bank
7.80% due 08/18/2010	350,000	385,376
Frost National Bank
6.875% due 08/01/2011	135,000	144,207
HBOS PLC, MTN
6.00% due 11/01/2033	210,000	222,431
Huntington National Bank
4.90% due 01/15/2014	250,000	240,959
National Australia Bank Ltd.
8.60% due 05/19/2010	23,000	25,808
National City Corp.
6.875% due 05/15/2019	260,000	291,791
NBD Bancorp
8.25% due 11/01/2024	270,000	340,921
Regions Financial Corp.
7.00% due 03/01/2011	12,000	12,972
Republic New York Corp.
9.50% due 04/15/2014	135,000	169,427
Royal Bank of Scotland Group PLC
6.40% due 04/01/2009	696,000	722,982
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	30,000	29,138
VTB Capital SA
6.25% due 07/02/2035	150,000	154,875
Wachovia Corp.
5.50% due 08/01/2035	250,000	241,168
Wells Fargo Bank NA
7.55% due 06/21/2010	300,000	328,021

		5,304,823
Broadcasting - 1.03%
CanWest Media, Inc.
8.00% due 09/15/2012	10,000	10,250
Chancellor Media Corp.
8.00% due 11/01/2008	54,000	57,099
Clear Channel Communications, Inc.
7.65% due 09/15/2010	216,000	229,246
Comcast Cable Communications
8.50% due 05/01/2027	189,000	230,678
CSC Holdings, Inc.
7.625% due 07/15/2018	11,000	10,711
Emmis Communications Corp.
10.3663% due 06/15/2012 (b)	2,057	2,057
Liberty Media Corp.
5.70% due 05/15/2013	4,000	3,747
7.875% due 07/15/2009	9,000	9,473
8.25% due 02/01/2030	2,000	2,009
News America Holdings, Inc.
7.75% due 01/20/2024	328,000	368,500

The accompanying notes are an integral part of the financial statements. 194

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Broadcasting (continued)
Viacom, Inc.
7.875% due 07/30/2030	$250,000	$287,702

		1,211,472
Building Materials & Construction - 0.60%
American Standard, Inc.
7.375% due 02/01/2008	135,000	139,530
Lowe's Companies, Inc.
6.50% due 03/15/2029	273,000	307,969
Masco Corp.
5.75% due 10/15/2008	94,000	94,840
SCL Terminal Aereo Santiago SA
6.95% due 07/01/2012	156,946	159,976

		702,315
Business Services - 0.22%
FedEx Corp., Series 981A
6.72% due 01/15/2022	158,971	171,657
GTECH Holdings Corp.
4.75% due 10/15/2010	45,000	44,448
Invensys PLC
9.875% due 03/15/2011	9,000	9,315
SunGard Data Systems, Inc.
9.125% due 08/15/2013	13,000	13,829
10.25% due 08/15/2015	4,000	4,195
Xerox Corp.
7.20% due 04/01/2016	15,000	15,975

		259,419
Cable and Television - 0.99%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	13,000	12,772
Comcast Corp.
5.85% due 11/15/2015	350,000	351,326
6.50% due 11/15/2035	175,000	177,362
Cox Communications, Inc.
7.125% due 10/01/2012	208,000	222,014
Cox Enterprises, Inc.
4.375% due 05/01/2008	64,000	62,256
Echostar DBS Corp.
6.375% due 10/01/2011	6,000	5,865
LIN Television Corp.
6.50% due 05/15/2013	5,000	4,744
LIN Television Corp., Series B
6.50% due 05/15/2013	2,000	1,897
Mediacom Broadband LLC
8.50% due 10/15/2015	2,000	1,920
11.00% due 07/15/2013	4,000	4,280
Mediacom LLC/Mediacom Capital Corp.
7.875% due 02/15/2011	5,000	4,769
9.50% due 01/15/2013	4,000	4,000
Quebecor Media Inc.
7.75% due 03/15/2016	10,000	10,250
Rogers Cable, Inc.
6.25% due 06/15/2013	10,000	9,938
Shaw Communications, Inc.
8.25% due 04/11/2010	4,000	4,290

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	$6,000	$6,128
TCI Communications, Inc.
8.75% due 08/01/2015	183,000	218,505
Time Warner, Inc.
7.25% due 10/15/2017	60,000	65,588

		1,167,904
Cellular Communications - 0.70%
American Cellular Corp.
10.00% due 08/01/2011	6,000	6,525
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	94,000	104,235
8.75% due 03/01/2031	217,000	287,971
Cingular Wireless LLC
7.125% due 12/15/2031	67,000	76,365
Cingular Wireless Services, Inc.
8.125% due 05/01/2012	56,000	64,163
Dobson Cellular Systems, Inc.
8.375% due 11/01/2011	15,000	15,900
Nextel Communications, Inc.
7.375% due 08/01/2015	7,000	7,403
Rogers Wireless, Inc.
9.625% due 05/01/2011	27,000	31,253
Vodafone Group PLC
7.75% due 02/15/2010	211,000	228,878

		822,693
Chemicals - 0.36%
Cytec Industries, Inc.
4.60% due 07/01/2013	135,000	122,128
Dow Chemical Company
5.75% due 12/15/2008	54,000	54,869
6.00% due 10/01/2012	154,000	160,398
Equistar Chemicals LP
10.625% due 05/01/2011	8,000	8,700
IMC Global, Inc.
7.30% due 01/15/2028	3,000	2,880
IMC Global, Inc., Series B
10.875% due 06/01/2008	43,000	47,623
11.25% due 06/01/2011	4,000	4,290
Lyondell Chemical Company, Series A
9.625% due 05/01/2007	9,000	9,315
Methanex Corp.
8.75% due 08/15/2012	4,000	4,410
Millennium America, Inc.
9.25% due 06/15/2008	4,000	4,110
Nalco Company
7.75% due 11/15/2011	4,000	4,070

		422,793
Coal - 0.00%
Massey Energy Company
6.625% due 11/15/2010	2,000	2,045
Computers & Business Equipment - 0.07%
Computer Sciences Corp.
7.375% due 06/15/2011	19,000	20,046

The accompanying notes are an integral part of the financial statements. 195

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Computers & Business Equipment
(continued)
Hewlett Packard Company
6.50% due 07/01/2012	$54,000	$57,690

		77,736

Containers & Glass - 0.03%
Crown Holdings, Inc.
7.625% due 11/15/2013	5,000	5,212
7.75% due 11/15/2015	5,000	5,212
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	16,000	16,680
Stone Container Corp.
9.25% due 02/01/2008	10,000	10,413

		37,517

Correctional Facilities - 0.00%
Corrections Corporation of America
6.25% due 03/15/2013	2,000	1,985
Cosmetics & Toiletries - 0.01%
Spectrum Brands, Inc.
7.375% due 02/01/2015	10,000	8,625
Crude Petroleum & Natural Gas - 0.19%
Burlington Resources Finance Company
7.40% due 12/01/2031	159,000	199,545
Chesapeake Energy Corp.
6.50% due 08/15/2017	10,000	10,063
6.625% due 01/15/2016	12,000	12,180
7.50% due 09/15/2013	3,000	3,191
Premcor Refining Group, Inc.
6.75% due 05/01/2014	4,000	4,197

		229,176

Domestic Oil - 0.55%
Amerada Hess Corp.
7.30% due 08/15/2031	2,000	2,349
Delta Petroleum Corp.
7.00% due 04/01/2015	10,000	9,650
Devon Financing Corp., ULC
6.875% due 09/30/2011	305,000	327,884
Exco Resources, Inc.
7.25% due 01/15/2011	4,000	4,080
Magnum Hunter Resources, Inc.
9.60% due 03/15/2012	2,000	2,160
Motiva Enterprises LLC
5.20% due 09/15/2012	148,000	147,585
Valero Energy Corp.
8.75% due 06/15/2030	112,000	149,856
Whiting Petroleum Corp.
7.00% due 02/01/2014	3,000	3,007
7.25% due 05/01/2013	3,000	3,037

		649,608

Drugs & Health Care - 0.04%
Allegiance Corp.
7.00% due 10/15/2026	13,000	14,312
Biovail Corp.
7.875% due 04/01/2010	10,000	10,300

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Drugs & Health Care (continued)
Rite Aid Corp.
8.125% due 05/01/2010	$18,000	$18,360

		42,972

Electrical Equipment - 0.29%
Exelon Generation Company LLC
5.35% due 01/15/2014	187,000	185,015
Nisource Finance Corp.
3.20% due 11/01/2006	81,000	79,925
Northern States Power-Minnesota
6.50% due 03/01/2028	67,000	74,964

		339,904

Electrical Utilities - 2.66%
AES Corp.
9.00% due 05/15/2015	14,000	15,260
Alabama Power Company
5.875% due 12/01/2022	63,000	65,508
American Electric Power, Inc., Series A
6.125% due 05/15/2006	113,000	113,217
Arizona Public Service Company
6.375% due 10/15/2011	135,000	139,966
Avista Corp.
9.75% due 06/01/2008	17,000	18,351
Carolina Power & Light Company
6.50% due 07/15/2012	371,000	392,772
CMS Energy Corp.
8.50% due 04/15/2011	4,000	4,360
Commonwealth Edison Company
6.15% due 03/15/2012	92,000	95,286
Duke Energy Corp.
5.375% due 01/01/2009	135,000	134,685
Florida Power & Light Company
5.85% due 02/01/2033	31,000	32,038
Georgia Power Company
5.25% due 12/15/2015	150,000	149,115
Midwest Generation LLC
8.75% due 05/01/2034	6,000	6,555
Nevada Power Company
9.00% due 08/15/2013	3,000	3,317
10.875% due 10/15/2009	9,000	9,745
New York State Electric & Gas Corp.
5.75% due 05/01/2023	74,000	73,143
NSTAR
8.00% due 02/15/2010	270,000	295,654
Ohio Edison Company
4.00% due 05/01/2008	312,000	303,715
Old Dominion Electric Coop.
6.25% due 06/01/2011	141,000	147,672
Oncor Electric Delivery Company
6.375% due 05/01/2012	158,000	165,153
Pacificorp Australia LLC
6.15% due 01/15/2008	111,000	112,862
Pacificorp Secured MTN
6.375% due 05/15/2008	135,000	138,195
PSEG Power LLC
8.625% due 04/15/2031	154,000	204,687

The accompanying notes are an integral part of the financial statements. 196

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Puget Sound Energy, Inc.
7.00% due 03/09/2029	$54,000	$62,763
Reliant Energy, Inc.
6.75% due 12/15/2014	15,000	13,556
Southern California Edison Company
6.00% due 01/15/2034	201,000	210,596
TXU Corp., Series O
4.80% due 11/15/2009	74,000	71,105
TXU Corp., Series P
5.55% due 11/15/2014	21,000	20,000
Wisconsin Electric Power Company
6.50% due 06/01/2028	94,000	103,947
Wisconsin Energy Corp.
6.20% due 04/01/2033	33,000	34,526

		3,137,749

Electronics - 0.00%
Sanmina-SCI Corp.
6.75% due 03/01/2013	1,000	965
Energy - 0.34%
Alliant Energy Resources, Inc.
9.75% due 01/15/2013	60,000	73,408
Aquila, Inc.
9.95 due 02/01/2011	10,000	11,125
Midamerican Funding LLC
6.75% due 03/01/2011	260,000	275,650
Mirant North America LLC
7.375% due 12/31/2013	10,000	10,262
NRG Energy, Inc.
7.25% due 02/01/2014	5,000	5,125
7.375% due 02/01/2016	15,000	15,450
Peabody Energy Corp.
6.875% due 03/15/2013	11,000	11,303
TECO Energy, Inc.
6.75% due 05/01/2015	2,000	2,100

		404,423

Financial Services - 7.81%
Aiful Corp.
5.00% due 08/10/2010	100,000	97,741
AMBAC Financial Group, Inc.
5.95% due 12/05/2035	185,000	188,099
American Financial Group, Inc.
7.125% due 04/15/2009	245,000	257,382
American General Finance Corp.
5.375% due 10/01/2012	154,000	153,247
Amerus Capital I
8.85% due 02/01/2027	101,000	106,385
Arch Western Finance LLC
6.75% due 07/01/2013	16,000	16,040
Associates Corp. of North America
8.55% due 07/15/2009	81,000	89,271
Beneficial Corp.
8.40% due 05/15/2008	47,000	50,052
CB Richard Ellis Services, Inc.
9.75% due 05/15/2010	1,000	1,085

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
CIT Group, Inc.
5.00% due 02/01/2015	$175,000	$168,951
Citigroup, Inc.
4.875% due 05/07/2015	586,000	566,112
Credit Suisse First Boston USA, Inc.
6.125% due 11/15/2011	325,000	337,555
E*TRADE Financial Corp.
7.375% due 09/15/2013	2,000	2,065
8.00% due 06/15/2011	3,000	3,157
Equitable Companies, Inc.
7.00% due 04/01/2028	235,000	272,729
Erac USA Finance Company
8.00% due 01/15/2011	534,000	589,394
Farmers Exchange Capital
7.05% due 07/15/2028	250,000	262,619
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	81,000	83,825
Ford Motor Credit Company
7.00% due 10/01/2013	6,000	5,273
General Electric Capital Corp.
6.125% due 02/22/2011	67,000	69,663
General Electric Capital Corp., MTN
6.75% due 03/15/2032	634,000	742,001
General Motors Acceptance Corp.
6.875% due 09/15/2011	135,000	120,875
8.00% due 11/01/2031	20,000	18,265
Goldman Sachs Group, Inc.
6.875% due 01/15/2011	108,000	115,227
Hartford Financial Services Group, Inc.
7.90% due 06/15/2010	27,000	29,665
Household Finance Corp.
6.375% due 11/27/2012	410,000	431,445
7.00% due 05/15/2012	283,000	306,314
International Lease Finance Corp.
5.75% due 10/15/2006	94,000	94,252
5.875% due 05/01/2013	150,000	153,147
John Deere Capital Corp.
7.00% due 03/15/2012	104,000	113,352
JP Morgan Chase Capital XV
5.875% due 03/15/2035	467,000	461,729
JSG Funding PLC
9.625% due 10/01/2012	2,000	2,095
Lehman Brothers Holdings, Inc.
4.375% due 11/30/2010	117,000	113,192
Mizuho Financial Group Cayma
5.79% due 04/15/2014	246,000	251,249
Morgan Stanley
4.75% due 04/01/2014	401,000	382,409
6.75% due 04/15/2011	106,000	112,898
Morgan Stanley Dean Witter
6.60% due 04/01/2012	135,000	143,353
Nationwide Financial Services, Inc.
6.25% due 11/15/2011	196,000	203,776
Pemex Finance, Ltd.
8.875% due 11/15/2010	162,000	178,343

The accompanying notes are an integral part of the financial statements. 197

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Sun Canada Financial Company
7.25% due 12/15/2015	$229,000	$251,567
Sunamerica, Inc.
8.125% due 04/28/2023	135,000	172,398
The Goldman Sachs Group, Inc.
6.125% due 02/15/2033	304,000	318,241
TIAA Global Markets
4.125% due 11/15/2007	200,000	196,526
UFJ Finance Aruba AEC
6.75% due 07/15/2013	111,000	119,546
United States Bancorp Oregon
7.50% due 06/01/2026	700,000	854,244
Western Financial Bank
9.625% due 05/15/2012	8,000	8,980

		9,215,734
Food & Beverages - 1.49%
Ameriqual Group LLC
9.00% due 04/01/2012	2,000	2,100
Cia Brasileira de Bebidas
8.75% due 09/15/2013	371,000	434,626
General Mills, Inc.
6.00% due 02/15/2012	86,000	88,861
Kraft Foods, Inc.
5.625% due 11/01/2011	160,000	162,007
6.50% due 11/01/2031	266,000	291,430
Molson Coors Capital Financial
4.85% due 09/22/2010	117,000	114,568
Pepsi Bottling Group, Inc., Series B
7.00% due 03/01/2029	142,000	168,562
Tricon Global Restaurants, Inc.
7.65% due 05/15/2008	147,000	153,975
Tyson Foods, Inc.
8.25% due 10/01/2011	312,000	342,519

		1,758,648
Forest Products - 0.31%
Weyerhaeuser Company
6.75% due 03/15/2012	308,000	325,538
7.95% due 03/15/2025	40,000	46,137

		371,675
Gas & Pipeline Utilities - 0.65%
Duke Energy Field Services
5.75% due 11/15/2006	33,000	33,106
El Paso Production Holding Company
7.75% due 06/01/2013	10,000	10,550
Kinder Morgan Energy Partners
7.125% due 03/15/2012	208,000	225,487
National Gas Company
6.05% due 01/15/2036	250,000	248,712
Northern Border Partners, LP
7.10% due 03/15/2011	135,000	144,437
Praxair, Inc.
6.50% due 03/01/2008	81,000	82,937
Tennessee Gas Pipeline Company
8.375% due 06/15/2032	5,000	6,023

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Williams Companies, Inc.
7.125% due 09/01/2011	$13,000	$13,618
7.875% due 09/01/2021	1,000	1,118
8.125% due 03/15/2012	1,000	1,095

		767,083
Healthcare Products - 0.01%
CDRV Investors, Inc.
zero coupon, Step up to 9.625% on
01/01/2010 due 01/01/2015	13,000	8,905
Healthcare Services - 0.28%
DaVita, Inc.
6.625% due 03/15/2013	2,000	2,030
7.25% due 03/15/2015	2,000	2,040
Healthsouth Corp.
7.625% due 06/01/2012	2,000	2,195
8.375% due 10/01/2011	13,000	14,625
Quest Diagnostics, Inc.
5.45% due 11/01/2015	125,000	124,526
WellPoint, Inc.
5.00% due 01/15/2011	185,000	182,632

		328,048
Homebuilders - 0.61%
Beazer Homes USA, Inc.
8.625% due 05/15/2011	12,000	12,570
Centex Corp.
7.875% due 02/01/2011	260,000	282,289
D.R. Horton, Inc.
7.875% due 08/15/2011	150,000	162,723
9.75% due 09/15/2010	14,000	15,925
KB Home
6.25% due 06/15/2015	5,000	4,747
Pulte Homes, Inc.
7.875% due 08/01/2011	100,000	108,866
8.125% due 03/01/2011	125,000	136,429

		723,549
Hotels & Restaurants - 0.26%
Aztar Corp.
9.00% due 08/15/2011	4,000	4,225
CCM Merger, Inc.
8.00% due 08/01/2013	6,000	5,970
Majestic Star LLC
9.75% due 01/15/2011	15,000	15,413
Marriott International, Inc.
4.625% due 06/15/2012	228,000	217,401
Park Place Entertainment Corp.
8.125% due 05/15/2011	24,000	26,340
Riviera Holdings Corp.
11.00% due 06/15/2010	10,000	10,750
Wendy's International, Inc.
7.00% due 12/15/2025	24,000	24,176

		304,275
Household Products - 0.33%
Procter & Gamble, Series A
9.36% due 01/01/2021	300,000	387,171

The accompanying notes are an integral part of the financial statements. 198

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial Machinery - 0.01%
The Manitowoc Company, Inc.
10.50% due 08/01/2012	$7,000	$7,753
Industrials - 0.02%
Dynegy Holdings, Inc.
7.125% due 05/15/2018	15,000	14,625
Goodman Global Holding Company, Inc.
7.875% due 12/15/2012	10,000	9,775

		24,400

Insurance - 4.69%
AAG Holding Company, Inc.
6.875% due 06/01/2008	231,000	237,541
ACE Capital Trust II
9.70% due 04/01/2030	198,000	274,964
AIG SunAmerica Global Financing X
6.90% due 03/15/2032	100,000	115,725
Allstate Corp.
5.55% due 05/09/2035	294,000	289,970
Cigna Corp.
7.875% due 05/15/2027	11,000	13,286
Dai Ichi Mutual Life Insurance Company
5.73% due 03/17/2014	200,000	201,183
Equitable Life Assurance Society
7.70% due 12/01/2015	250,000	290,272
Everest Reinsurance Holdings, Inc.
8.75% due 03/15/2010	394,000	440,607
Florida Windstorm Underwriting Association,
Series 1999
7.125% due 02/25/2019	503,000	568,623
Jackson National Life Insurance Company
8.15% due 03/15/2027	377,000	472,749
Liberty Mutual Insurance Company
7.697% due 10/15/2097	429,000	464,308
Metlife, Inc.
5.375% due 12/15/2012	150,000	151,092
5.70% due 06/15/2035	208,000	207,722
Nationwide Mutual Insurance Company
8.25% due 12/01/2031	260,000	323,746
New York Life Insurance Company
5.875% due 05/15/2033	100,000	103,576
Ohio National Life Insurance Company
8.50% due 05/15/2026	155,000	187,438
Premium Asset Trust
4.125% due 03/12/2009	87,000	83,261
Principal Life Global Funding I
6.125% due 10/15/2033	108,000	115,438
Prudential Financial
7.65% due 07/01/2007	200,000	206,337
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	135,000	142,014
Safeco Corp.
4.875% due 02/01/2010	132,000	129,959
7.25% due 09/01/2012	18,000	19,777
The St. Paul Companies, Inc.
5.50% due 12/01/2015	55,000	54,983

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
The St. Paul Companies, Inc.
5.75% due 03/15/2007	$127,000	$126,917
WR Berkley Corp.
5.125% due 09/30/2010	54,000	53,180
5.60% due 05/15/2015	263,000	259,081

		5,533,749
International Oil - 0.30%
Canadian Natural Resources, Ltd.
6.45% due 06/30/2033	37,000	39,968
Kerr-McGee Corp.
7.125% due 10/15/2027	15,000	15,976
Pemex Project Funding Master Trust
9.125% due 10/13/2010	260,000	299,000

		354,944
Internet Retail - 0.23%
InterActive Corp.
7.00% due 01/15/2013	260,000	268,514
Investment Companies - 0.14%
Canadian Oil Sands
7.90% due 09/01/2021	135,000	163,926
Leisure Time - 0.47%
AMC Entertainment, Inc.
11.00% due 02/01/2016	15,000	15,094
Mandalay Resort Group
10.25% due 08/01/2007	7,000	7,429
MGM Mirage, Inc.
6.00% due 10/01/2009	20,000	19,900
Movie Gallery, Inc.
11.00% due 05/01/2012	2,000	1,315
Seneca Gaming Corp.
7.25% due 05/01/2012	1,000	1,015
Station Casinos, Inc.
6.00% due 04/01/2012	5,000	5,000
6.625% due 03/15/2018	5,000	4,988
6.875% due 03/01/2016	1,000	1,017
Time Warner, Inc.
7.70% due 05/01/2032	427,000	491,758
Wynn Las Vegas LLC
6.625% due 12/01/2014	9,000	8,865

		556,381
Life Sciences - 0.00%
Fisher Scientific International, Inc.
6.125% due 07/01/2015	4,000	4,005
6.75% due 08/15/2014	1,000	1,043

		5,048
Manufacturing - 0.29%
Clarke American Corp.
11.75% due 12/15/2013	5,000	5,012
Koppers, Inc.
9.875% due 10/15/2013	2,000	2,160
Tyco International Group SA
6.75% due 02/15/2011	325,000	340,951

		348,123

The accompanying notes are an integral part of the financial statements. 199

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals - 0.20%
HCA, Inc.
6.375% due 01/15/2015	$5,000	$4,992
7.875% due 02/01/2011	20,000	21,371
Laboratory Corp. of America Holdings
5.625% due 12/15/2015	200,000	201,102
Triad Hospitals, Inc.
7.00% due 05/15/2012	4,000	4,080

		231,545

Metal & Metal Products - 0.16%
Hawk Corp.
8.75% due 11/01/2014	2,000	2,020
Inco, Ltd.
5.70% due 10/15/2015	33,000	32,518
Novelis, Inc.
7.25% due 02/15/2015	3,000	2,910
Vale Overseas, Ltd.
6.25% due 01/11/2016	150,000	153,600

		191,048

Mining - 0.18%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.375% due 11/30/2012	200,000	212,488
Newspapers - 0.11%
News America Holdings, Inc.
9.25% due 02/01/2013	109,000	130,188
Office Furnishings & Supplies - 0.00%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	5,000	5,050
Paper - 0.18%
Abitibi-Consolidated, Inc.
8.55% due 08/01/2010	9,000	8,887
Bowater Canada Finance Corp.
7.95% due 11/15/2011	16,000	15,680
Georgia-Pacific Corp.
8.00% due 01/15/2024	7,000	7,000
Longview Fibre Company
10.00% due 01/15/2009	2,000	2,100
Norske Skog Canada, Ltd.
8.625% due 06/15/2011	5,000	4,950
Temple-Inland, Inc.
6.625% due 01/15/2018	125,000	130,081
Willamette Industries, Inc.
7.00% due 02/01/2018	40,000	42,044

		210,742

Petroleum Services - 0.52%
Baker Hughes, Inc.
6.875% due 01/15/2029	27,000	31,756
Halliburton Company
5.50% due 10/15/2010	192,000	194,247
Hornbeck Offshore Services, Inc.
6.125% due 12/01/2014	3,000	2,977
Noram Energy Corp.
6.50% due 02/01/2008	263,000	268,151

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services (continued)
Petroleum Export, Ltd.
5.265% due 06/15/2011	$119,000	$116,915
Pride International, Inc.
7.375% due 07/15/2014	5,000	5,338

		619,384
Pharmaceuticals - 0.42%
AmerisourceBergen Corp.
5.625% due 09/15/2012	3,000	2,984
5.875% due 09/15/2015	3,000	3,019
Athena Neurosciences, Inc.
7.25% due 02/21/2008	3,000	2,917
Mylan Laboratories Inc.
6.375% due 08/15/2015	4,000	4,045
Omnicare, Inc.
6.75% due 12/15/2013	5,000	5,088
6.875% due 12/15/2015	5,000	5,100
Schering Plough Corp.
5.55% due 12/01/2013 (b)	85,000	85,700
6.75% due 12/01/2033 (b)	344,000	388,408

		497,261
Publishing - 0.11%
Dex Media East LLC
12.125% due 11/15/2012	4,000	4,615
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	7,000	5,880
8.00% due 11/15/2013	15,000	15,525
E.W. Scripps Company
6.625% due 10/15/2007	67,000	68,066
Scholastic Corp.
5.00% due 04/15/2013	35,000	31,448

		125,534
Railroads & Equipment - 0.15%
Canadian National Railway Company
7.375% due 10/15/2031	142,000	178,177
Greenbrier Companies, Inc.
8.375% due 05/15/2015	2,000	2,100

		180,277
Real Estate - 2.78%
AMB Property LP, REIT
5.45% due 12/01/2010	80,000	79,914
7.50% due 06/30/2018	106,000	119,205
Developers Diversified Realty Corp., REIT
5.375% due 10/15/2012	228,000	224,695
Duke Realty Corp. LP, REIT
5.25% due 01/15/2010	275,000	272,814
EOP Operating LP, REIT
4.65% due 10/01/2010	50,000	48,196
ERP Operating LP, REIT
5.125% due 03/15/2016	201,000	194,989
5.375% due 08/01/2016	125,000	123,785
Federal Realty Investment Trust, REIT
5.65% due 06/01/2016	55,000	54,867
The accompanying notes are an integral part of the financial statements. 200

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Health Care Property Investors, Inc., REIT
6.00% due 03/01/2015	$75,000	$75,827
7.072 due 06/08/2015 (b)	67,000	72,599
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	377,000	414,449
Host Marriott LP, REIT
9.50% due 01/15/2007	16,000	16,500
Kimco Realty Corp. - REIT
5.584% due 11/23/2015	125,000	124,356
Liberty Property LP, REIT
7.25% due 03/15/2011	377,000	405,168
Prologis, REIT
5.625% due 11/15/2015	175,000	174,973
Realty Income Corp., REIT
5.375% due 09/15/2017	135,000	130,001
Regency Centers LP, REIT
7.95% due 01/15/2011	169,000	186,223
Simon Property Group LP, REIT
5.10% due 06/15/2015	129,000	124,583
5.75% due 12/01/2015	225,000	227,176
Spieker Properties LP, REIT
7.25% due 05/01/2009	60,000	63,608
United Dominion Realty Trust, Inc., REIT
5.25% due 01/15/2016	142,000	136,016
Ventas Realty LP, REIT
6.75% due 06/01/2010	2,000	2,043
7.125% due 06/01/2015	3,000	3,142

		3,275,129
Retail - 0.31%
CVS Lease Pass Through
5.88% due 01/10/2028	364,524	362,355
Retail Grocery - 0.17%
Delhaize America, Inc.
9.00% due 04/15/2031	2,000	2,386
Kroger Co.
6.75% due 04/15/2012	179,000	188,401
Pathmark Stores, Inc.
8.75% due 02/01/2012	8,000	7,600

		198,387
Retail Trade - 0.61%
Federated Department Stores, Inc.
6.90% due 04/01/2029	156,000	170,312
Fortune Brands, Inc.
5.125% due 01/15/2011	170,000	167,939
GSC Holdings Corp.
8.00% due 10/01/2012	8,000	7,980
Lazy Days RV Center, Inc.
11.75% due 05/15/2012	9,000	9,180
Neff Corp.
11.25% due 06/15/2012	5,000	5,425
Target Corp.
6.35% due 01/15/2011	142,000	149,463
Wal-Mart Stores, Inc.
4.125% due 02/15/2011	218,000	208,828

		719,127

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Sanitary Services - 0.02%
Allied Waste North America, Inc.
8.50% due 12/01/2008	$22,000	$23,182
Semiconductors - 0.01%
Amkor Technology, Inc.
7.125% due 03/15/2011	6,000	5,640
7.75% due 05/15/2013	5,000	4,737
MagnaChip Semiconductor SA
6.875% due 12/15/2011	2,000	1,973
8.00% due 12/15/2014	3,000	2,895

		15,245

Software - 0.00%
Activant Solutions, Inc.
10.53% due 04/01/2010 (b)	5,000	5,125
Steel - 0.01%
United States Steel LLC
10.75% due 08/01/2008	9,000	9,945
Telecommunications Equipment &
Services - 0.78%
Bellsouth Corp.
4.75% due 11/15/2012	302,000	292,266
Citizens Communications Company
9.25% due 05/15/2011	12,000	13,290
France Telecom SA
8.00% due 03/01/2011	267,000	294,381
GCI, Inc.
7.25% due 02/15/2014	15,000	14,737
Insight Midwest LP
10.50% due 11/01/2010	12,000	12,645
Insight Midwest LP/ Insight Capital, Inc.
9.75% due 10/01/2009	4,000	4,130
Intelsat Bermuda, Ltd.
8.625% due 01/15/2015	2,000	2,075
Intelsat, Ltd.
8.25% due 01/15/2013	17,000	17,382
Lucent Technologies, Inc.
6.45% due 03/15/2029	2,000	1,688
Panamsat Corp.
9.00% due 08/15/2014	1,000	1,055
Singapore Telecommunications, Ltd.
7.375% due 12/01/2031	208,000	254,487
Syniverse Technologies Inc., Series B
7.75% due 08/15/2013	6,000	6,015
United States West Communications, Inc.
6.875% due 09/15/2033	3,000	2,880

		917,031

Telephone - 1.34%
Alltel Corp.
7.875% due 07/01/2032	40,000	50,002
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	148,000	149,872
AT&T Corp.
9.05%, Step down to 7.3% on 05/15/2006
due 11/15/2011 (b)	9,000	9,859

The accompanying notes are an integral part of the financial statements. 201

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
AT&T Corp. (continued)
9.75%, Step down to 8.0% on
05/15/2006 due 11/15/2031 (b)	$2,000	$2,502
British Telecommunications PLC
8.375% due 12/15/2010	156,000	175,448
Qwest Capital Funding, Inc.
7.25% due 02/15/2011	5,000	5,088
Qwest Communications International, Inc.
7.25% due 02/15/2011	13,000	13,276
Sprint Capital Corp.
6.875% due 11/15/2028	402,000	438,035
Telecom Italia Capital SA
6.00% due 09/30/2034	409,000	386,769
Verizon Communications, Inc.
8.75% due 11/01/2021	285,000	349,397

		1,580,248

Tobacco - 0.25%
Alliance One International, Inc.
11.00% due 05/15/2012	2,000	1,875
Altria Group, Inc.
7.00% due 11/04/2013	269,000	292,201
RJ Reynolds Tobacco Holdings, Inc.
7.30% due 07/15/2015	6,000	6,217

		300,293

Trucking & Freight - 0.00%
Navistar International Corp.
6.25% due 03/01/2012	2,000	2,015

TOTAL CORPORATE BONDS (Cost $48,241,849)		$48,284,176

MUNICIPAL BONDS - 0.97%
Arizona - 0.12%
Phoenix Arizona Civic Improvement Corp.
6.30% due 07/01/2008	135,000	138,582
California - 0.44%
Los Angeles County California Pension, Series A
8.62% due 06/30/2006	200,000	202,408
San Bernardino County California, Series A
5.15% due 08/01/2011	120,000	119,771
Southern California Public Power Authority Project,
Series B
6.93% due 05/15/2017	175,000	201,591

		523,770

Florida - 0.14%
Miami Beach Florida Redevelopment Agency Tax
Increment Revenue
8.95% due 12/01/2022	135,000	160,932
Indiana - 0.01%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	15,000	14,770
Maryland - 0.03%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	40,000	41,441

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Michigan - 0.16%
Detroit Michigan Downtown Development Authority
6.20% due 07/01/2008	$180,000	$184,383
New Jersey - 0.02%
Jersey City New Jersey Municipal Utilities Authority
4.55% due 05/15/2012	20,000	19,348
New York - 0.05%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	65,000	62,206

TOTAL MUNICIPAL BONDS (Cost $1,161,312)		$1,145,432

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.24%
Asset Securitization Corp.,
Series 1997-D5, Class A1B
6.66% due 02/14/2043	98,820	99,663
Asset Securitization Corp.,
Series 1997-D5, Class A1D
6.85% due 02/14/2043	500,000	528,897
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 Class A4
6.186% due 06/11/2035	405,797	423,798
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039	405,797	390,315
Chase Commercial Mortgage Securities Corp.,
Series 1998-1, Class A2
6.56% due 05/18/2030	438,210	447,681
Chase Commercial Mortgage Securities Corp.,
Series 1998-2, Class A2
6.39% due 11/18/2030	322,685	331,460
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class A4
5.224% due 09/15/2020	500,000	500,380
Commercial Mortgage Asset Trust, Series
1999-C1, Class A3
6.64% due 01/17/2032	405,797	421,131
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class A5A
5.116% due 06/10/2044 (b)	500,000	493,471
CS First Boston Mortgage Securities Corp, Series
2003-C3, Class A5
3.936% due 05/15/2038	500,000	460,334
First Union - Chase Commercial Mortgage,
Series 1999-C2, Class A2
6.645% due 06/15/2031	384,658	397,952
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.7426% due 05/12/2035	89,275	92,368
Government National Mortgage Association,
Series 2005-74, Class HA
7.50% due 09/16/2035	58,235	61,183
Government National Mortgage Association,
Series 2005-74, Class HB
7.50% due 09/16/2035	40,222	41,956

The accompanying notes are an integral part of the financial statements. 202

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association,
Series 2005-74, Class HC
7.50% due 09/16/2035	$28,577	$30,024
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5
5.224% due 04/10/2037 (b)	500,000	497,386
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4, Class A4
4.918% due 10/15/2042 (b)	500,000	485,737
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642% due 12/15/2025	349,312	352,577
LB-UBS Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.462% due 03/15/2031	202,898	215,746
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class A4
5.047% due 07/12/2038 (b)	500,000	490,801
Morgan Stanley Capital I, Inc., Series 1998-WF2,
Class A2
6.54% due 07/15/2030	148,953	152,394
Morgan Stanley Capital I, Inc., Series 1999-WF1,
Class A2
6.21% due 11/15/2031	390,298	397,958
Morgan Stanley Dean Witter Capital I, Series
2001-TOP5, Class A4
6.39% due 10/15/2035	270,531	284,502
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 07/15/2033	113,623	119,210
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	40,579	42,105
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	385,507	396,044
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	405,797	387,467

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,579,035)		$8,542,540

ASSET BACKED SECURITIES - 7.81%
Advanta Business Card Master Trust,
Series 2005-A4, Class A4
4.75% due 01/20/2011	370,000	368,112
AESOP Funding II LLC, Series 2003-4, Class A
2.86% due 08/20/2009	235,000	223,715
AmeriCredit Automobile Receivables Trust,
Series 2005-AX, Class A4
3.93% due 10/06/2011	700,000	685,235
Bank One Auto Securitization Trust,
Series 2003-1, Class A4
2.43% due 03/22/2010	602,000	587,982
Capital One Multi-Asset Execution Trust,
Series 2003-A4, Class A4
3.65% due 07/15/2011	415,000	401,766

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Carmax Auto Owner Trust,
Series 2004-2, Class A4
3.46% due 09/15/2011	$405,000	$392,571
Chase Manhattan Auto Owner Trust,
Series 2005-B, Class A4
4.88% due 06/15/2012	700,000	697,624
Ford Credit Auto Owner Trust, Series 2005-C,
Class A4
4.36% due 06/15/2010	279,000	273,740
Harley-Davidson Motorcycle Trust,
Series 2005-1, Class A2
3.76% due 12/17/2012	405,000	396,258
Honda Auto Receivables Owner Trust,
Series 2005-1, Class A4
3.82% due 05/21/2010	606,000	590,142
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	700,000	696,711
Massachusetts RRB Special Purpose Trust,
Series 1999-1, Class A5
7.03% due 03/15/2012	600,000	632,480
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2015	97,156	102,120
MBNA Credit Card Master Note Trust,
Series 2001-A1, Class A
5.75% due 10/15/2008	270,000	270,693
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	33,000	34,800
Providian Gateway Master Trust,
Series 2004-DA, Class A
3.35% due 09/15/2011	405,000	394,071
USAA Auto Owner Trust, Series 2004-1, Class A4
2.67% due 10/15/2010	112,000	108,960
USAA Auto Owner Trust, Series 2005-4, Class A4
4.89% due 08/15/2012	700,000	697,589
Wachovia Auto Owner Trust,
Series 2005-B, Class A5
4.93% due 11/20/2012	700,000	698,688
WFS Financial Owner Trust,
Series 2005-2, Class A4
4.39% due 11/19/2012	290,000	286,577
World Omni Auto Receivables Trust,
Series 2005-A, Class A4
3.82% due 11/12/2011	700,000	681,165

TOTAL ASSET BACKED SECURITIES
(Cost $9,251,078)		$9,220,999

The accompanying notes are an integral part of the financial statements. 203

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 11.80%
Bank of America Repurchase
Agreement dated 02/28/2006 at
4.50% to be repurchased at
$13,919,740 on 03/01/2006,
collaterized by $14,395,000
U.S.Treasury Bills, 0% due
06/15/2006 (valued at
$14,202,039 including interest) (c)	$13,918,000	$13,918,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,918,000)		$13,918,000

Total Investments (Investment Quality Bond Fund)
(Cost $116,976,376) - 99.15%		$116,972,191
Other Assets in Excess of Liabilities - 0.85%		996,848

TOTAL NET ASSETS - 100.00%		$117,969,039

Large Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.88%
Advertising - 1.96%
Omnicom Group, Inc.	41,775 $	3,334,481
Aerospace - 2.80%
Lockheed Martin Corp.	36,488	2,658,881
Northrop Grumman Corp.	32,865	2,106,646

		4,765,527
Auto Parts - 2.18%
BorgWarner, Inc.	17,569	979,823
Johnson Controls, Inc.	38,227	2,724,438

		3,704,261
Banking - 4.75%
Fifth Third Bancorp.	79,195	3,060,887
Wells Fargo Company	78,239	5,022,944

		8,083,831
Biotechnology - 2.40%
Cephalon, Inc. * (a)	19,003	1,510,358
Genzyme Corp. *	37,102	2,572,653

		4,083,011
Broadcasting - 0.74%
Clear Channel Communications, Inc.	16,358	462,931
Univision Communications, Inc., Class A *	23,755	794,605

		1,257,536
Building Materials & Construction - 1.96%
Masco Corp.	106,578	3,324,168
Business Services - 2.15%
Accenture, Ltd., Class A	47,870	1,563,434
Cendant Corp.	69,914	1,161,971
R.H. Donnelley Corp. *	15,324	934,764

		3,660,169

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cable and Television - 1.02%
DIRECTV Group, Inc. *	109,609	$1,727,438
Computers & Business Equipment - 1.11%
Dell, Inc. *	65,000	1,885,000
Crude Petroleum & Natural Gas - 1.70%
Marathon Oil Corp.	40,869	2,885,351
Drugs & Health Care - 3.42%
Wyeth	116,818	5,817,536
Electrical Utilities - 4.22%
American Electric Power Company, Inc.	39,643	1,446,970
Exelon Corp.	80,413	4,592,386
Northeast Utilities	20,600	404,172
Pepco Holdings, Inc.	30,981	736,418

		7,179,946
Energy - 1.06%
Sempra Energy	37,614	1,799,454
Financial Services - 15.61%
Citigroup, Inc.	156,034	7,235,297
Federal Home Loan Mortgage Corp.	53,545	3,608,397
JPMorgan Chase & Company	99,699	4,101,617
Mellon Financial Corp.	99,432	3,588,501
Morgan Stanley	93,713	5,590,918
PNC Financial Services Group, Inc.	34,504	2,427,356

		26,552,086
Gas & Pipeline Utilities - 0.57%
NiSource, Inc.	47,298	971,028
Healthcare Products - 3.38%
Johnson & Johnson	61,608	3,551,701
Medtronic, Inc.	20,334	1,097,020
Zimmer Holdings, Inc. *	15,784	1,091,937

		5,740,658
Healthcare Services - 5.40%
Healthsouth Corp. * (a)	116,889	570,418
Medco Health Solutions, Inc. *	38,250	2,131,290
UnitedHealth Group, Inc.	69,543	4,049,489
Wellpoint, Inc. *	31,739	2,437,238

		9,188,435
Insurance - 4.31%
Allstate Corp.	25,600	1,402,368
American International Group, Inc.	62,768	4,165,285
Hartford Financial Services Group, Inc.	21,438	1,766,062

		7,333,715
Internet Retail - 1.21%
Expedia, Inc. *	108,601	2,060,161
Internet Software - 0.97%
Symantec Corp. *	97,588	1,648,261
Leisure Time - 1.30%
Carnival Corp.	42,899	2,215,733

The accompanying notes are an integral part of the financial statements. 204

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences - 0.89%
Waters Corp. *	35,445	$1,514,565
Liquor - 0.68%
Anheuser-Busch Companies, Inc.	27,800	1,154,812
Manufacturing - 3.44%
Harley-Davidson, Inc.	28,700	1,507,037
Illinois Tool Works, Inc.	37,124	3,186,724
Mettler-Toledo International, Inc. *	19,055	1,153,971

		5,847,732
Petroleum Services - 2.64%
Baker Hughes, Inc.	15,428	1,048,641
Exxon Mobil Corp.	26,169	1,553,654
GlobalSantaFe Corp.	34,200	1,892,628

		4,494,923
Pharmaceuticals - 3.74%
Allergan, Inc.	34,063	3,687,660
Bristol-Myers Squibb Company	49,899	1,152,667
Caremark Rx, Inc. *	30,413	1,513,047

		6,353,374
Railroads & Equipment - 1.93%
Burlington Northern Santa Fe Corp.	41,750	3,283,220
Retail Grocery - 1.33%
The Kroger Company *	112,598	2,256,464
Retail Trade - 3.38%
Costco Wholesale Corp.	73,290	3,758,311
Kohl's Corp. *	41,405	1,991,995

		5,750,306
Semiconductors - 2.67%
Analog Devices, Inc.	43,300	1,651,462
Intel Corp.	90,900	1,872,540
Xilinx, Inc.	37,491	1,022,754

		4,546,756
Software - 6.22%
Mercury Interactive Corp. *	37,024	1,314,352
Microsoft Corp.	237,289	6,383,074
Oracle Corp. *	232,585	2,888,706

		10,586,132
Telephone - 4.16%
AT&T Corp.	78,974	2,178,892
Sprint Corp.	203,627	4,893,157

		7,072,049
Trucking & Freight - 1.58%
Fedex Corp.	24,983	2,679,177

TOTAL COMMON STOCKS (Cost $154,976,179)		$164,757,296

SHORT TERM INVESTMENTS - 1.44%
State Street Navigator Securities
Lending Prime Portfolio (c)	$2,128,439	$2,128,439
United States Treasury Bill
4.245% due 07/06/2006	175,000	172,379

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
United States Treasury Bill (continued)
4.43% due 07/06/2006 ****	$160,000	$157,500

TOTAL SHORT TERM INVESTMENTS
(Cost $2,458,318)		$2,458,318

REPURCHASE AGREEMENTS - 2.87%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$4,876433 on 03/01/2006,
collateralized by $4,965,000
Federal Home Loan Mortgage
Corp., 5.25% due 10/19/2015
(valued at $4,977,413, including
interest) (c)	$4,876,000	$4,876,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,876,000)		$4,876,000

Total Investments (Large Cap Fund)
(Cost $162,310,497) - 101.19%		$172,091,614
Liabilities in Excess of Other Assets - (1.19)%		(2,020,734)

TOTAL NET ASSETS - 100.00%		$170,070,880

Large Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.72%
Aerospace - 2.92%
Lockheed Martin Corp.	6,520 $	475,112
Northrop Grumman Corp.	34,000	2,179,400
Raytheon Company	46,000	1,996,400

		4,650,912
Agriculture - 0.82%
Archer-Daniels-Midland Company	41,000	1,300,520
Apparel & Textiles - 0.44%
Polo Ralph Lauren Corp., Class A	12,000	695,520
Auto Services - 0.35%
AutoNation, Inc. *	27,000	564,570
Automobiles - 0.16%
Ford Motor Company (a)	31,720	252,808
Banking - 2.30%
Bank of America Corp.	45,000	2,063,250
Comerica, Inc.	28,000	1,604,960

		3,668,210
Business Services - 1.98%
Cadence Design Systems, Inc. *	51,000	905,250
Computer Sciences Corp. *	33,000	1,793,220
NCR Corp. *	11,454	459,191

		3,157,661
Cellular Communications - 1.15%
Motorola, Inc.	86,000	1,840,400

The accompanying notes are an integral part of the financial statements. 205

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals - 0.31%
Eastman Chemical Company	9,868	$486,788
Computers & Business Equipment - 2.97%
Apple Computer, Inc. *	8,282	567,648
Hewlett-Packard Company	122,000	4,002,820
Sybase, Inc. *	7,577	161,618

		4,732,086
Crude Petroleum & Natural Gas - 9.29%
Amerada Hess Corp.	13,000	1,798,030
Apache Corp.	30,000	2,007,600
Burlington Resources, Inc.	12,000	1,082,160
ChevronTexaco Corp.	23,000	1,299,040
Devon Energy Corp.	37,000	2,169,310
Marathon Oil Corp.	32,000	2,259,200
Occidental Petroleum Corp.	28,000	2,563,120
Sunoco, Inc.	22,000	1,630,200

		14,808,660
Electrical Utilities - 1.44%
Edison International	41,000	1,818,760
TXU Corp.	9,162	479,997

		2,298,757
Electronics - 4.23%
Agilent Technologies, Inc. *	25,000	900,000
Sanmina-SCI Corp. *	380,000	1,466,800
Solectron Corp. *	437,000	1,577,570
Synopsys, Inc. *	72,000	1,574,640
Teleflex, Inc.	19,000	1,228,350

		6,747,360
Financial Services - 13.23%
CIT Group, Inc.	33,000	1,774,410
Citigroup, Inc.	62,000	2,874,940
Countrywide Financial Corp.	54,000	1,861,920
E*TRADE Financial Corp. *	53,000	1,355,740
Goldman Sachs Group, Inc.	20,000	2,825,800
JPMorgan Chase & Company	115,000	4,731,100
Lehman Brothers Holdings, Inc.	18,000	2,627,100
Morgan Stanley	51,000	3,042,660

		21,093,670
Funeral Services - 0.47%
Service Corp. International	94,000	747,300
Healthcare Products - 0.15%
Becton, Dickinson & Company	3,876	247,483
Healthcare Services - 4.12%
Cardinal Health, Inc.	26,000	1,887,600
HCA, Inc.	7,225	346,078
Humana, Inc. *	31,000	1,601,770
McKesson Corp.	10,926	591,424
Wellpoint, Inc. *	28,000	2,150,120

		6,576,992

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Homebuilders - 0.76%
Beazer Homes USA, Inc. (a)	13,000	$824,850
Ryland Group, Inc.	5,639	393,320

		1,218,170
Industrial Machinery - 1.02%
Cummins, Inc. (a)	15,000	1,624,200
Insurance - 13.68%
Aetna, Inc.	36,000	1,836,000
American Financial Group, Inc.	1,586	65,661
Aon Corp.	7,000	277,270
Chubb Corp.	6,520	624,290
CIGNA Corp.	16,000	1,964,000
Hartford Financial Services Group, Inc.	23,000	1,894,740
Lincoln National Corp.	32,000	1,816,640
MetLife, Inc.	13,569	680,078
MGIC Investment Corp.	28,000	1,785,000
PMI Group, Inc.	39,000	1,688,700
Principal Financial Group, Inc.	36,000	1,753,920
Prudential Financial, Inc.	33,000	2,542,320
SAFECO Corp.	28,000	1,442,280
St. Paul Travelers Companies, Inc.	46,000	1,977,080
UnumProvident Corp.	71,000	1,468,990

		21,816,969
International Oil - 4.71%
Anadarko Petroleum Corp.	22,000	2,181,520
ConocoPhillips	57,000	3,474,720
Kerr-McGee Corp.	19,000	1,856,300

		7,512,540
Internet Software - 1.16%
Checkfree Corp. *	30,000	1,483,800
McAfee, Inc. *	15,507	360,693

		1,844,493
Leisure Time - 1.67%
Walt Disney Company	95,000	2,659,050
Manufacturing - 1.40%
Rockwell Automation, Inc.	8,282	564,584
SPX Corp.	34,000	1,674,500

		2,239,084
Metal & Metal Products - 0.07%
Precision Castparts Corp.	2,114	112,127
Mining - 0.95%
Phelps Dodge Corp.	11,000	1,518,000
Paper - 0.96%
MeadWestvaco Corp.	55,000	1,530,100
Petroleum Services - 9.28%
Exxon Mobil Corp.	184,000	10,924,080
Tesoro Petroleum Corp. (a)	24,000	1,449,840
Valero Energy Corp.	45,000	2,420,550

		14,794,470

The accompanying notes are an integral part of the financial statements. 206

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 5.04%
AmerisourceBergen Corp.	14,450	$664,555
Caremark Rx, Inc. *	10,926	543,569
Merck & Company, Inc.	88,000	3,067,680
Pfizer, Inc.	85,469	2,238,433
Watson Pharmaceuticals, Inc. *	51,000	1,528,980

		8,043,217
Publishing - 0.51%
American Greetings Corp., Class A	39,000	818,220
Railroads & Equipment - 1.32%
Norfolk Southern Corp.	41,000	2,098,380
Retail Grocery - 1.07%
Safeway, Inc.	70,000	1,701,700
Retail Trade - 2.44%
Circuit City Stores, Inc.	67,000	1,610,010
J.C. Penney Company, Inc.	31,000	1,817,840
Nordstrom, Inc.	12,159	462,042

		3,889,892
Semiconductors - 0.44%
Advanced Micro Devices, Inc. *	16,000	618,720
Intersil Corp., Class A	3,172	89,894

		708,614
Software - 2.60%
Autodesk, Inc. *	7,930	298,565
BMC Software, Inc. *	12,335	269,766
CA, Inc.	16,000	434,560
Compuware Corp. *	175,000	1,436,750
Novell, Inc. *	179,800	1,709,898

		4,149,539
Steel - 1.24%
Nucor Corp.	23,000	1,979,150
Telephone - 1.15%
Qwest Communications International, Inc. * (a)	290,000	1,832,800
Toys, Amusements & Sporting Goods - 0.95%
Hasbro, Inc.	75,000	1,521,750
Travel Services - 0.97%
Sabre Holdings Corp.	64,000	1,544,320

TOTAL COMMON STOCKS (Cost $147,811,304)		$159,026,482

SHORT TERM INVESTMENTS - 3.84%
State Street Navigator Securities
Lending Prime Portfolio (c)	$6,127,940	$6,127,940

TOTAL SHORT TERM INVESTMENTS
(Cost $6,127,940)		$6,127,940

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.17%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$280,025 on 03/01/2006,
collateralized by $305,000 Federal
National Mortgage Association,
5.5% due 7/14/2028 (valued at
$286,362 including interest) (c)	$280,000	$280,000

TOTAL REPURCHASE AGREEMENTS
(Cost $280,000)		$280,000

Total Investments (Large Cap Value Fund)
(Cost $154,219,244) - 103.73%		$165,434,422
Liabilities in Excess of Other Assets - (3.73)%		(5,955,678)

TOTAL NET ASSETS - 100.00%		$159,478,744

Mid Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 81.00%
Auto Parts - 1.04%
Genuine Parts Company	82,707	$3,682,116
Banking - 3.29%
Investors Financial Services Corp. (a)	78,136	3,524,715
Marshall & Ilsley Corp. (a)	68,681	3,021,964
North Fork Bancorporation, Inc. (a)	131,555	3,359,915
SVB Financial Group *	35,039	1,786,638

		11,693,232
Broadcasting - 1.46%
Belo Corp., Class A	245,283	5,209,811
Building Materials & Construction - 1.56%
Masco Corp.	178,058	5,553,629
Business Services - 8.12%
Cadence Design Systems, Inc. *	210,012	3,727,713
Fair Isaac Corp. (a)	76,716	3,269,636
H & R Block, Inc.	288,879	6,442,001
Pitney Bowes, Inc.	79,631	3,403,429
Rentokil Initial PLC	1,796,420	4,954,540
Reynolds & Reynolds Company, Class A	141,484	3,919,107
The ServiceMaster Company (a)	252,342	3,159,322

		28,875,748
Chemicals - 4.38%
Rohm & Haas Company (a)	95,171	4,734,757
Sigma-Aldrich Corp. (a)	111,583	7,187,061
Techne Corp. * (a)	61,726	3,670,845

		15,592,663
Coal - 0.68%
Massey Energy Company (a)	65,496	2,436,451
Colleges & Universities - 0.41%
Apollo Group, Inc., Class A *	29,600	1,461,648

The accompanying notes are an integral part of the financial statements. 207

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment - 3.50%
GTECH Holdings Corp.	129,430	$4,320,373
Xerox Corp. *	545,549	8,128,680

		12,449,053
Construction Materials - 1.07%
Sherwin-Williams Company (a)	83,224	3,790,853
Containers & Glass - 2.08%
Ball Corp.	85,085	3,624,621
Pactiv Corp. *	164,238	3,765,977

		7,390,598
Cosmetics & Toiletries - 5.16%
Avon Products, Inc.	190,349	5,491,568
Estee Lauder Companies, Inc., Class A (a)	191,588	7,169,223
International Flavors & Fragrances, Inc.	164,457	5,695,146

		18,355,937
Crude Petroleum & Natural Gas - 1.05%
Newfield Exploration Company *	51,109	1,975,363
Sunoco, Inc.	23,864	1,768,322

		3,743,685
Drugs & Health Care - 0.51%
ImClone Systems, Inc. * (a)	47,600	1,827,364
Electrical Utilities - 1.18%
Wisconsin Energy Corp.	102,932	4,206,831
Food & Beverages - 1.94%
Cadbury Schweppes PLC	676,967	6,886,528
Funeral Services - 1.51%
Service Corp. International	676,660	5,379,447
Gas & Pipeline Utilities - 0.97%
UGI Corp.	47,674	1,070,281
Williams Companies, Inc.	110,036	2,373,477

		3,443,758
Healthcare Products - 1.01%
Biomet, Inc.	98,489	3,585,000
Holdings Companies/Conglomerates - 1.00%
Groupe Bruxelles Lambert SA	32,356	3,554,519
Hotels & Restaurants - 0.97%
Outback Steakhouse, Inc. (a)	82,697	3,457,562
Industrial Machinery - 5.86%
Briggs & Stratton Corp. (a)	157,926	5,603,214
Dover Corp.	94,320	4,521,701
FMC Technologies, Inc. *	69,743	3,272,342
Pall Corp.	182,386	5,365,796
Parker-Hannifin Corp. (a)	26,760	2,091,829

		20,854,882
Insurance - 6.88%
ACE, Ltd.	95,258	5,308,728
Axis Capital Holdings, Ltd. (a)	142,168	4,401,521
Genworth Financial, Inc.	108,547	3,453,966
Marsh & McLennan Companies, Inc.	155,015	4,791,514

Mid Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Montpelier Re Holdings, Ltd. (a)	90,088 $	1,553,117
XL Capital, Ltd., Class A (a)	73,285	4,950,402

		24,459,248
International Oil - 0.71%
Noble Corp.	33,932	2,507,914
Life Sciences - 3.29%
PerkinElmer, Inc.	254,103	6,045,110
Waters Corp. *	132,516	5,662,409

		11,707,519
Liquor - 2.08%
Heineken NV	196,635	7,407,619
Manufacturing - 1.64%
Mettler-Toledo International, Inc. *	96,428	5,839,680
Petroleum Services - 0.88%
Smith International, Inc.	80,585	3,121,057
Pharmaceuticals - 1.64%
Forest Laboratories, Inc. *	127,190	5,838,021
Pollution Control - 1.14%
Republic Services, Inc.	104,117	4,047,028
Publishing - 1.20%
McGraw-Hill Companies, Inc.	80,328	4,264,613
Retail Grocery - 1.33%
The Kroger Company *	236,864	4,746,755
Retail Trade - 3.47%
99 Cents Only Stores * (a)	180,363	2,052,531
Bed Bath & Beyond, Inc. *	99,324	3,579,637
Gap, Inc.	103,719	1,922,950
Kohl's Corp. *	58,061	2,793,315
Tuesday Morning Corp. (a)	90,288	1,987,239

		12,335,672
Semiconductors - 2.99%
Analog Devices, Inc.	136,952	5,223,349
Microchip Technology, Inc. (a)	56,135	1,975,952
Xilinx, Inc.	125,380	3,420,367

		10,619,668
Software - 0.97%
CA, Inc. (a)	127,649	3,466,947
Steel - 1.02%
Tenaris SA, ADR (a)	22,578	3,615,867
Telecommunications Equipment &
Services - 1.13%
SK Telecom Company, Ltd., ADR	165,705	4,001,776
Toys, Amusements & Sporting Goods - 0.65%
Nintendo Company, Ltd.	15,487	2,307,641
Travel Services - 1.23%
Sabre Holdings Corp.	180,755	4,361,618

TOTAL COMMON STOCKS (Cost $269,912,107)		$288,079,958

The accompanying notes are an integral part of the financial statements. 208

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 14.50%
State Street Navigator Securities
Lending Prime Portfolio (c)	$51,567,685	$51,567,685

TOTAL SHORT TERM INVESTMENTS
(Cost $51,567,685)		$51,567,685

REPURCHASE AGREEMENTS - 19.13%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
4.25% to be repurchased at
$68,033,031 on 03/01/2006,
collateralized by $42,060,000
Federal Home Loan Bank, zero
coupon due 9/17/2010 and
$27,725,000 Federal National
Mortgage Association, 4.25% due
5/15/2009 (valued at $69,389,554,
including interest) (c)	$68,025,000	$68,025,000

TOTAL REPURCHASE AGREEMENTS
(Cost $68,025,000)		$68,025,000

Total Investments (Mid Cap Core Fund)
(Cost $389,504,792) - 114.63%		$407,672,643
Liabilities in Excess of Other Assets - (14.63)%		(52,022,210)

TOTAL NET ASSETS - 100.00%		$355,650,433

Mid Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.29%
Aerospace - 0.44%
Alliant Techsystems, Inc. *	1,916	$146,421
DRS Technologies, Inc.	2,035	107,387
Sequa Corp., Class A *	335	28,445

		282,253
Air Travel - 0.34%
Airtran Holdings, Inc. *	4,590	81,610
Alaska Air Group, Inc. *	1,443	46,248
JetBlue Airways Corp. *	7,885	89,889

		217,747
Apparel & Textiles - 0.82%
Mohawk Industries, Inc. *	2,762	238,941
Polo Ralph Lauren Corp., Class A	3,178	184,197
Timberland Company, Class A *	2,868	100,523

		523,661
Auto Parts - 1.13%
Arvinmeritor, Inc.	3,675	61,519
BorgWarner, Inc.	2,980	166,195
Federal Signal Corp.	2,514	45,026
Gentex Corp.	8,122	135,313
Lear Corp.	3,511	73,239
Modine Manufacturing Company	1,801	50,518

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts (continued)
O'Reilly Automotive, Inc. *	5,858	$191,674

		723,484
Auto Services - 0.33%
ADESA, Inc.	4,682	117,050
Copart, Inc. *	3,642	94,109

		211,159
Banking - 4.95%
Associated Banc-Corp.	7,133	245,875
Astoria Financial Corp.	4,617	132,369
Bank of Hawaii Corp.	2,682	143,219
Cathay General Bancorp, Inc.	2,622	93,422
City National Corp.	2,173	165,061
Colonial Bancgroup, Inc.	8,060	202,387
Commerce Bancorp, Inc.	9,077	301,084
Cullen Frost Bankers, Inc.	2,467	135,981
FirstMerit Corp.	4,345	107,495
Greater Bay Bancorp	2,638	70,962
Independence Community Bank Corp.	3,858	158,101
Investors Financial Services Corp.	3,397	153,239
Mercantile Bankshares Corp.	6,435	245,817
New York Community Bancorp, Inc.	12,379	208,834
SVB Financial Group *	1,855	94,586
TCF Financial Corp.	5,942	150,689
Texas Regional Bancshares, Inc., Class A	2,156	66,577
Washington Federal, Inc.	4,545	107,535
Webster Financial Corp.	2,813	132,633
Westamerica Bancorporation	1,678	91,015
Wilmington Trust Corp.	3,545	151,761

		3,158,642
Biotechnology - 1.52%
Affymetrix, Inc. *	3,468	123,149
Cephalon, Inc. *	3,036	241,301
Charles River Laboratories International, Inc. *	3,780	182,763
Invitrogen Corp. *	2,763	195,979
Martek Biosciences Corp. *	1,658	56,505
Millennium Pharmaceuticals, Inc. *	16,227	170,059

		969,756
Broadcasting - 0.36%
Belo Corp., Class A	4,948	105,096
Emmis Communications Corp., Class A *	1,927	31,545
Entercom Communications Corp. *	1,993	56,143
Westwood One, Inc.	3,429	38,233

		231,017
Building Materials & Construction - 0.24%
Dycom Industries, Inc. *	2,099	44,814
RPM International, Inc.	6,154	111,018

		155,832
Business Services - 5.37%
Acxiom Corp.	3,959	102,459
Alliance Data Systems Corp. *	3,583	155,001

The accompanying notes are an integral part of the financial statements. 209

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Banta Corp.	1,253	$61,034
Brinks Company	3,070	150,338
Cadence Design Systems, Inc. *	14,829	263,215
Catalina Marketing Corp.	2,058	45,646
Ceridian Corp. *	7,593	196,355
ChoicePoint, Inc. *	4,688	208,147
Corporate Executive Board Company	2,066	206,600
CSG Systems International, Inc. *	2,541	55,851
Deluxe Corp.	2,650	65,640
DST Systems, Inc. *	3,294	185,222
Dun & Bradstreet Corp. *	3,470	252,408
Fair Isaac Corp.	3,417	145,632
Gartner Group, Inc., Class A *	3,026	42,606
Harte-Hanks, Inc.	2,968	83,134
Jacobs Engineering Group, Inc. *	3,041	260,735
Kelly Services, Inc., Class A	1,010	27,260
Korn/Ferry International *	2,203	46,373
Manpower, Inc.	4,565	244,867
MPS Group, Inc. *	5,287	80,045
Navigant Consulting Company *	2,640	51,454
Reynolds & Reynolds Company, Class A	2,673	74,042
Rollins, Inc.	1,535	29,733
Sotheby's Holdings, Inc., Class A *	2,343	49,484
SRA International, Inc., Class A *	1,943	67,072
Tech Data Corp. *	2,951	122,555
The BISYS Group, Inc. *	6,315	89,105
Wind River Systems, Inc. *	3,907	60,441

		3,422,454
Cellular Communications - 0.42%
RF Micro Devices, Inc. *	9,882	66,506
Telephone & Data Systems, Inc.	5,364	200,614

		267,120
Chemicals - 2.63%
Airgas, Inc.	3,502	127,438
Albemarle Corp.	1,998	84,815
Cabot Corp.	3,242	120,019
Cabot Microelectronics Corp. *	1,270	43,332
Chemtura Corp.	12,539	138,932
Cytec Industries, Inc.	2,073	110,574
Ferro Corp.	2,190	43,975
FMC Corp. *	1,985	120,708
Lubrizol Corp.	3,555	153,789
Lyondell Chemical Company	10,712	224,095
Minerals Technologies, Inc.	1,050	56,207
Olin Corp.	3,749	78,766
Techne Corp. *	2,032	120,843
The Scotts Company, Class A	2,359	112,973
Valspar Corp.	5,293	139,894

		1,676,360
Coal - 1.47%
Arch Coal, Inc.	3,722	272,115

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Coal (continued)
Peabody Energy Corp.	13,746	$663,520

		935,635
Colleges & Universities - 0.67%
Career Education Corp. *	5,121	168,173
Corinthian Colleges, Inc. *	4,778	61,923
DeVry, Inc. *	3,060	71,849
ITT Educational Services, Inc. *	1,985	123,070

		425,015
Computers & Business Equipment - 3.86%
3Com Corp. *	20,227	94,056
Anteon International Corp. *	1,710	94,546
CDW Corp.	3,282	186,615
Cognizant Technology Solutions Corp.,
Class A *	7,223	416,117
Diebold, Inc.	3,624	144,960
GTECH Holdings Corp.	6,538	218,238
Henry, Jack & Associates, Inc.	3,911	86,081
Ingram Micro, Inc., Class A *	6,059	119,847
National Instruments Corp.	2,896	93,975
Plexus Corp. *	2,277	76,416
Sandisk Corp. *	9,624	580,712
Sybase, Inc. *	4,762	101,573
Western Digital Corp. *	11,275	250,869

		2,464,005
Construction Materials - 0.68%
Granite Construction, Inc.	1,722	79,815
Martin Marietta Materials, Inc.	2,423	236,242
Trinity Industries, Inc.	2,279	120,787

		436,844
Containers & Glass - 0.46%
Longview Fibre Company	2,670	50,249
Packaging Corp. of America	3,278	74,771
Sonoco Products Company	5,180	169,490

		294,510
Crude Petroleum & Natural Gas - 2.22%
Helmerich & Payne, Inc.	2,719	178,829
Newfield Exploration Company *	6,651	257,061
Patterson-UTI Energy, Inc.	9,032	248,831
Pioneer Natural Resources Company	6,718	282,761
Plains Exploration & Production Company *	4,098	166,993
Pogo Producing Company	3,131	156,112
Quicksilver Resources, Inc. *	3,494	126,902

		1,417,489
Domestic Oil - 1.09%
Denbury Resources, Inc. *	5,988	169,760
Forest Oil Corp. *	2,856	141,800
Noble Energy, Inc.	9,144	384,414

		695,974
Drugs & Health Care - 0.63%
Hillenbrand Industries, Inc.	3,194	162,383

The accompanying notes are an integral part of the financial statements. 210

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
Intuitive Surgical, Inc. *	1,854	$167,231
Perrigo Company	4,346	69,058

		398,672
Educational Services - 0.42%
Education Management Corp. *	3,496	131,449
Laureate Education, Inc. *	2,601	134,680

		266,129
Electrical Equipment - 0.58%
AMETEK, Inc.	3,669	157,180
Hubbell, Inc., Class B	3,172	147,403
Varian, Inc. *	1,627	64,917

		369,500
Electrical Utilities - 3.76%
Alliant Corp.	6,107	202,142
Black Hills Corp.	1,732	59,875
DPL, Inc.	6,666	179,449
Duquesne Light Holdings, Inc.	4,076	70,719
Great Plains Energy, Inc.	3,904	110,874
Hawaiian Electric Industries, Inc.	4,232	113,121
IDACORP, Inc.	2,212	72,863
Northeast Utilities	7,844	153,899
NSTAR	5,583	163,917
OGE Energy Corp.	4,734	136,102
Pepco Holdings, Inc.	9,887	235,014
PNM Resources, Inc.	3,594	88,951
Puget Energy, Inc.	6,035	130,115
Quanta Services, Inc. *	6,168	84,440
Sierra Pacific Resources *	9,588	136,533
Westar Energy, Inc.	4,534	97,572
Wisconsin Energy Corp.	6,115	249,920
WPS Resources Corp.	2,091	109,882

		2,395,388
Electronics - 2.43%
Amphenol Corp., Class A	4,646	233,369
Arrow Electronics, Inc. *	6,250	217,437
Avnet, Inc. *	7,627	191,667
Imation Corp.	1,793	78,623
Kemet Corp. *	4,532	40,380
Mentor Graphics Corp. *	4,139	46,481
Synopsys, Inc. *	7,543	164,965
Teleflex, Inc.	2,117	136,864
Thomas & Betts Corp. *	2,768	136,186
Vishay Intertechnology, Inc. *	9,624	139,740
Zebra Technologies Corp., Class A *	3,677	162,303

		1,548,015
Energy - 1.59%
Energy East Corp.	7,720	193,463
Hanover Compressor Company *	4,800	73,344
MDU Resources Group, Inc.	6,265	220,841
SCANA Corp.	5,984	244,028

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Southwestern Energy Company *	8,713	$279,600

		1,011,276
Financial Services - 4.00%
A.G. Edwards, Inc.	4,009	179,202
Americredit Corp. *	7,204	212,518
Eaton Vance Corp.	6,823	192,272
Fidelity National Information Services Inc *	3,247	128,744
IndyMac Bancorp, Inc.	3,355	130,241
Jefferies Group, Inc.	2,581	147,220
Legg Mason, Inc.	6,368	831,597
Leucadia National Corp.	4,294	232,949
Moneygram International, Inc.	4,452	127,639
Raymond James Financial, Inc.	2,974	127,823
SEI Investment Company	3,320	138,743
Waddell & Reed Financial, Inc., Class A	4,377	101,940

		2,550,888
Food & Beverages - 1.36%
Bob Evans Farms, Inc.	1,872	54,606
Dean Foods Company *	7,036	263,639
Hormel Foods Corp.	3,815	131,350
PepsiAmericas, Inc.	3,213	76,855
Sensient Technologies Corp.	2,460	44,083
Smithfield Foods, Inc. *	5,168	136,590
The J.M. Smucker Company	3,051	120,576
Tootsie Roll Industries, Inc.	1,315	37,162

		864,861
Forest Products - 0.27%
Rayonier, Inc.	3,965	170,892
Furniture & Fixtures - 0.10%
Furniture Brands International, Inc.	2,658	65,706
Gas & Pipeline Utilities - 2.20%
AGL Resources, Inc.	4,059	145,718
Aquila, Inc. *	19,518	76,120
Equitable Resources, Inc.	6,318	229,722
National Fuel Gas Company	4,415	142,958
ONEOK, Inc.	5,100	156,009
Questar Corp.	4,458	326,549
Vectren Corp.	3,977	104,834
Western Gas Resources, Inc.	3,003	142,072
WGL Holdings, Inc.	2,545	78,386

		1,402,368
Healthcare Products - 2.92%
Advanced Medical Optics, Inc. *	3,487	155,102
Beckman Coulter, Inc.	3,248	175,230
Cytyc Corp. *	5,956	171,711
DENTSPLY International, Inc.	4,110	234,229
Edwards Lifesciences Corp. *	3,122	129,095
Gen-Probe, Inc. *	2,657	132,744
Henry Schein, Inc. *	4,556	212,537
INAMED Corp. *	1,900	168,017

The accompanying notes are an integral part of the financial statements. 211

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
STERIS Corp.	3,573	$88,503
Varian Medical Systems, Inc. *	6,876	397,983

		1,865,151
Healthcare Services - 2.02%
Apria Healthcare Group, Inc. *	2,591	59,567
Covance, Inc. *	3,270	184,591
Health Net, Inc. *	5,985	286,981
Lincare Holdings, Inc. *	5,083	207,895
Omnicare, Inc.	6,241	379,765
Renal Care Group, Inc. *	3,572	170,420

		1,289,219
Homebuilders - 1.10%
Beazer Homes USA, Inc.	2,153	136,608
Hovnanian Enterprises, Inc., Class A *	1,872	86,318
M.D.C. Holdings, Inc.	1,714	105,051
Ryland Group, Inc.	2,444	170,469
Toll Brothers, Inc. *	6,185	200,146

		698,592
Hotels & Restaurants - 1.37%
Applebee's International, Inc.	3,987	92,259
Boyd Gaming Corp.	2,285	99,923
Brinker International, Inc.	4,495	187,217
CBRL Group, Inc.	2,444	108,587
Outback Steakhouse, Inc.	3,434	143,575
Ruby Tuesday, Inc.	3,272	93,416
The Cheesecake Factory, Inc. *	4,105	148,437

		873,414
Household Products - 0.62%
Blyth, Inc.	1,393	31,036
Church & Dwight, Inc.	3,362	116,090
Energizer Holdings, Inc. *	3,414	186,507
Tupperware Corp.	2,792	59,162

		392,795
Industrial Machinery - 2.09%
AGCO Corp. *	4,731	92,491
Cooper Cameron Corp. *	5,928	240,084
Donaldson Company, Inc.	3,567	123,632
Flowserve Corp. *	2,889	148,495
FMC Technologies, Inc. *	3,599	168,865
Graco, Inc.	3,583	149,304
Grant Prideco, Inc. *	6,721	271,999
Kennametal, Inc.	2,015	117,837
Tecumseh Products Company, Class A	966	21,841

		1,334,548
Industrials - 0.88%
Crane Company	2,607	100,344
Fastenal Company	6,474	284,273
Harsco Corp.	2,182	174,080

		558,697

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 5.45%
American Financial Group, Inc.	2,432	$100,685
Amerus Group Company	2,020	121,705
Arthur J. Gallagher & Company	4,976	146,742
Brown & Brown, Inc.	5,813	181,773
Everest Re Group, Ltd.	3,234	320,295
Fidelity National Financial, Inc.	9,070	342,483
First American Corp.	5,003	210,926
Hanover Insurance Group, Inc.	2,807	135,999
HCC Insurance Holdings, Inc.	5,530	178,011
Horace Mann Educators Corp.	2,246	41,888
Mercury General Corp.	1,855	103,695
Ohio Casualty Corp.	3,325	101,778
Old Republic International Corp.	11,971	254,863
PMI Group, Inc.	4,681	202,687
Protective Life Corp.	3,643	177,596
Radian Group, Inc.	4,340	246,295
Stancorp Financial Group, Inc.	2,853	154,347
Unitrin, Inc.	2,376	114,880
W.R. Berkley Corp.	5,862	339,351

		3,475,999
Internet Service Provider - 0.13%
Avocent Corp. *	2,557	85,429
Internet Software - 0.99%
Checkfree Corp. *	4,739	234,391
F5 Networks, Inc. *	2,061	139,777
McAfee, Inc. *	8,769	203,967
RSA Security, Inc. *	3,710	54,463

		632,598
Leisure Time - 0.23%
Callaway Golf Company	3,437	56,676
International Speedway Corp., Class A	1,840	87,143

		143,819
Life Sciences - 0.29%
Pharmaceutical Product Development, Inc. *	2,625	182,674
Manufacturing - 1.10%
Carlisle Companies, Inc.	1,594	125,289
Lancaster Colony Corp.	1,331	53,426
Mine Safety Appliances Company	1,378	54,913
Nordson Corp.	1,707	85,214
Pentair, Inc.	5,289	212,353
SPX Corp.	3,440	169,420

		700,615
Medical-Hospitals - 1.14%
Community Health Systems, Inc. *	4,627	175,456
Lifepoint Hospitals, Inc. *	2,984	92,683
Triad Hospitals, Inc. *	4,502	193,856
Universal Health Services, Inc., Class B	2,853	143,306
VCA Antech, Inc. *	4,319	120,716

		726,017

The accompanying notes are an integral part of the financial statements. 212

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products - 0.77%
Precision Castparts Corp.	6,945	$368,363
Timken Company	4,349	124,729

		493,092
Mining - 0.51%
Joy Global, Inc.	6,352	327,509
Mobile Homes - 0.13%
Thor Industries, Inc.	1,807	85,290
Newspapers - 0.49%
Lee Enterprises, Inc.	2,377	83,076
Washington Post Company, Class B	306	230,189

		313,265
Office Furnishings & Supplies - 0.43%
Herman Miller, Inc.	3,609	108,956
HNI Corp.	2,863	166,884

		275,840
Paper - 0.27%
Bowater, Inc.	2,923	76,057
P.H. Glatfelter Company	2,303	37,861
Potlatch Corp. *	1,526	55,607

		169,525
Petroleum Services - 1.86%
ENSCO International, Inc.	8,011	358,012
Pride International, Inc. *	8,282	256,494
Smith International, Inc.	10,474	405,658
Tidewater, Inc.	3,162	165,214

		1,185,378
Pharmaceuticals - 1.95%
Barr Pharmaceuticals, Inc. *	5,624	377,820
Par Pharmaceutical Companies, Inc. *	1,790	53,235
PDL BioPharma, Inc. *	5,898	184,666
Sepracor, Inc. *	5,545	317,784
Valeant Pharmaceuticals International	4,842	86,285
Vertex Pharmaceuticals, Inc. *	5,181	224,026

		1,243,816
Pollution Control - 0.61%
Republic Services, Inc.	6,381	248,029
Stericycle, Inc. *	2,306	139,398

		387,427
Publishing - 0.53%
American Greetings Corp., Class A	3,435	72,066
Media General, Inc., Class A	1,257	62,976
Readers Digest Association, Inc., Class A	5,150	78,228
Scholastic Corp. *	1,864	54,839
Valassis Communications, Inc. *	2,487	68,517

		336,626
Railroads & Equipment - 0.16%
GATX Corp.	2,645	105,007
Real Estate - 3.32%
AMB Property Corp., REIT	4,467	239,655

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Developers Diversified Realty Corp., REIT	5,690	$285,581
Highwoods Properties, Inc., REIT	2,824	91,357
Hospitality Properties Trust, REIT	3,759	167,276
Liberty Property Trust, REIT	4,612	206,525
Mack-California Realty Corp., REIT	3,235	145,252
New Plan Realty Trust, Inc., REIT	5,448	136,472
Regency Centers Corp., REIT	3,548	228,846
The Macerich Company, REIT	3,628	261,397
United Dominion Realty Trust, Inc., REIT	7,171	191,824
Weingarten Realty Investors, REIT	4,201	165,435

		2,119,620
Retail Grocery - 0.07%
Ruddick Corp.	1,819	43,983
Retail Trade - 6.82%
99 Cents Only Stores *	2,508	28,541
Abercrombie & Fitch Company, Class A	4,581	308,393
Advance Auto Parts, Inc. *	5,654	233,793
Aeropostale, Inc. *	2,841	81,508
American Eagle Outfitters, Inc.	6,876	174,925
AnnTaylor Stores Corp. *	3,800	137,940
Barnes & Noble, Inc.	2,751	118,486
BJ's Wholesale Club, Inc. *	3,535	111,918
Borders Group, Inc.	3,490	84,214
CarMax, Inc. *	5,472	171,930
Chico's FAS, Inc. *	9,460	445,093
Claire's Stores, Inc.	5,194	166,416
Dollar Tree Stores, Inc. *	5,561	152,483
Foot Locker, Inc.	8,157	188,508
GameStop Corp., Class A *	2,986	119,530
Michael's Stores, Inc.	6,987	224,283
MSC Industrial Direct Company, Inc., Class A	2,820	133,583
Pacific Sunwear of California, Inc. *	3,877	92,311
Payless ShoeSource, Inc. *	3,586	84,988
PETsMART, Inc.	7,338	190,495
Pier 1 Imports, Inc.	4,532	47,722
Regis Corp.	2,366	90,570
Rent-A-Center, Inc. *	3,710	86,591
Ross Stores, Inc.	7,555	213,958
Saks, Inc. *	7,265	137,309
United Rentals, Inc. *	3,499	114,067
Urban Outfitters, Inc. *	5,768	162,081
Williams-Sonoma, Inc. *	6,033	244,276

		4,345,912
Sanitary Services - 0.30%
Aqua America, Inc.	6,726	193,305
Semiconductors - 3.60%
Atmel Corp. *	22,228	101,137
Credence Systems Corp. *	5,197	45,006
Cree, Inc. *	3,967	118,812
Cypress Semiconductor Corp. *	7,075	125,652
Fairchild Semiconductor International, Inc. *	6,278	109,112

The accompanying notes are an integral part of the financial statements. 213

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Integrated Device Technology, Inc. *	10,435	$154,960
International Rectifier Corp. *	3,700	137,270
Intersil Corp., Class A	8,075	228,846
Lam Research Corp. *	7,108	306,355
Lattice Semiconductor Corp. *	5,939	27,022
MEMC Electronic Materials, Inc. *	8,633	289,119
Micrel, Inc. *	3,411	47,652
Microchip Technology, Inc.	10,986	386,707
Semtech Corp. *	3,808	71,514
Silicon Laboratories, Inc. *	2,343	112,417
Triquint Semiconductor, Inc. *	7,318	34,687

		2,296,268
Software - 0.56%
Activision, Inc. *	14,306	178,825
Advent Software, Inc. *	841	23,380
Macrovision Corp. *	2,661	53,779
McDATA Corp., Class A *	7,996	35,342
Transaction Systems Architects, Inc., Class A *	1,943	64,818

		356,144
Steel - 0.26%
Steel Dynamics, Inc.	2,005	92,230
Worthington Industries, Inc.	3,734	73,186

		165,416
Telecommunications Equipment &
Services - 0.79%
ADTRAN, Inc.	3,540	97,421
Commscope, Inc. *	2,875	68,971
Newport Corp. *	2,088	37,041
Plantronics, Inc.	2,477	85,605
Polycom, Inc. *	4,917	95,488
Powerwave Technologies, Inc. *	5,781	84,865
UTStarcom, Inc. *	5,494	34,338

		503,729
Telephone - 0.58%
Cincinnati Bell, Inc. *	12,867	52,626
Harris Corp.	6,992	319,395

		372,021
Tires & Rubber - 0.04%
Bandag, Inc.	612	26,175
Tobacco - 0.09%
Universal Corp.	1,344	54,661
Transportation - 1.61%
Alexander & Baldwin, Inc.	2,294	111,787
C.H. Robinson Worldwide, Inc.	8,934	400,422
Expeditors International of Washington, Inc.	5,574	433,601
Overseas Shipholding Group, Inc.	1,546	78,181

		1,023,991
Trucking & Freight - 0.87%
CNF, Inc.	2,728	136,891
J.B. Hunt Transport Services, Inc.	6,467	153,009

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight (continued)
Swift Transportation, Inc. *	2,740	$65,322
Werner Enterprises, Inc.	2,697	52,403
YRC Worldwide, Inc. *	3,036	145,242

		552,867

TOTAL COMMON STOCKS (Cost $53,164,406)		$59,489,086

SHORT TERM INVESTMENTS - 6.64%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 03/07/2006 to
03/21/2006	$2,040,000	$2,037,618
Rabobank USA Financial Corp.
4.56% due 03/01/2006	2,000,000	2,000,000
United States Treasury Bills
zero coupon due 04/20/2006	200,000	198,805

TOTAL SHORT TERM INVESTMENTS
(Cost $4,236,423)		$4,236,423

Total Investments (Mid Cap Index Fund)
(Cost $57,400,829) - 99.93%		$63,725,509
Other Assets in Excess of Liabilities - 0.07%		41,777

TOTAL NET ASSETS - 100.00%		$63,767,286

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.12%
Aerospace - 3.17%
Alliant Techsystems, Inc. *	56,515 $	4,318,876
Rockwell Collins, Inc.	83,592	4,442,915

		8,761,791
Air Travel - 4.58%
Gol Linhas Aereas Inteligentes SA, ADR (a)	92,440	3,032,032
JetBlue Airways Corp. * (a)	280,150	3,193,710
Ryanair Holdings PLC, SADR * (a)	66,501	3,530,538
Southwest Airlines Company (a)	172,825	2,898,275

		12,654,555
Apparel & Textiles - 0.66%
Geox SpA	148,000	1,817,313
Biotechnology - 3.35%
Applera Corp.	74,881	2,116,886
Cephalon, Inc. * (a)	54,477	4,329,832
ICOS Corp. * (a)	43,912	1,059,596
Millennium Pharmaceuticals, Inc. *	167,483	1,755,222

		9,261,536
Broadcasting - 1.87%
Sirius Satellite Radio, Inc. * (a)	587,175	3,000,464
Univision Communications, Inc., Class A *	5,000	167,250
XM Satellite Radio Holdings, Inc., Class A * (a)	90,275	1,994,175

		5,161,889

The accompanying notes are an integral part of the financial statements. 214

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services - 4.63%
Corporate Executive Board Company	21,815	$2,181,500
DST Systems, Inc. * (a)	50,800	2,856,484
Equifax, Inc. (a)	95,700	3,506,448
Resources Connection, Inc. * (a)	154,800	4,260,096

		12,804,528
Cellular Communications - 2.33%
American Tower Corp., Class A *	128,649	4,094,898
Crown Castle International Corp. *	74,820	2,345,607

		6,440,505
Commercial Services - 1.37%
Live Nation, Inc. *	212,300	3,789,555
Computers & Business Equipment - 3.11%
Cognizant Technology Solutions Corp.,
Class A *	67,467	3,886,774
Network Appliance, Inc. * (a)	142,400	4,721,984

		8,608,758
Containers & Glass - 1.41%
Jarden Corp. * (a)	129,668	3,888,743
Crude Petroleum & Natural Gas - 1.88%
Chesapeake Energy Corp. (a)	89,028	2,643,241
EOG Resources, Inc. (a)	37,986	2,560,257

		5,203,498
Drugs & Health Care - 1.83%
CV Therapeutics, Inc. * (a)	52,000	1,399,320
Shionogi & Co., Ltd.	263,347	3,651,187

		5,050,507
Electrical Equipment - 1.08%
Tektronix, Inc.	97,046	2,989,017
Energy - 1.64%
Q-Cells AG *	15,692	1,594,041
Suntech Power Holdings Co., Ltd., ADR * (a)	78,600	2,952,216

		4,546,257
Financial Services - 10.37%
Blackrock, Inc., Class A	4,800	682,080
E*TRADE Financial Corp. *	170,395	4,358,704
Eaton Vance Corp.	77,644	2,188,008
Julius Baer Holding, Ltd.	35,851	3,084,075
Melco International Development	1,871,038	2,845,612
Nasdaq Stock Market, Inc. * (a)	101,216	4,100,260
Nuveen Investments, Class A (a)	79,200	3,815,064
State Street Corp. (c)	73,776	4,609,524
TD Ameritrade Holding Corp. *	137,600	2,994,176

		28,677,503
Healthcare Products - 2.09%
Boston Scientific Corp. *	65,900	1,609,278
Kyphon, Inc. * (a)	73,800	2,635,398
The Medicines Company * (a)	75,839	1,546,357

		5,791,033

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services - 3.61%
Covance, Inc. *	71,735	$4,049,441
Coventry Health Care, Inc. *	42,700	2,545,774
IMS Health, Inc. (a)	140,600	3,388,460

		9,983,675
Homebuilders - 4.04%
Centex Corp. (a)	37,300	2,521,853
D.R. Horton, Inc. (a)	76,941	2,624,457
Standard Pacific Corp.	83,929	2,757,068
Walter Industries, Inc. (a)	49,900	3,284,917

		11,188,295
Hotels & Restaurants - 4.11%
Harrah's Entertainment, Inc. (a)	46,075	3,313,714
Panera Bread Company, Class A * (a)	42,800	3,032,808
Starwood Hotels & Resorts Worldwide, Inc.	78,943	5,012,880

		11,359,402
International Oil - 0.83%
Nabors Industries, Ltd. * (a)	34,800	2,295,060
Internet Content - 0.78%
NetFlix, Inc. *	81,000	2,171,610
Internet Service Provider - 0.50%
Salesforce.Com, Inc. * (a)	40,069	1,396,405
Leisure Time - 1.55%
DreamWorks Animation SKG, Class A * (a)	100,239	2,706,453
Las Vegas Sands Corp. * (a)	29,749	1,587,109

		4,293,562
Life Sciences - 1.47%
Pharmaceutical Product Development, Inc. *	58,610	4,078,670
Manufacturing - 1.07%
Roper Industries, Inc.	65,500	2,952,085
Medical-Hospitals - 1.27%
Manor Care, Inc. (a)	84,645	3,500,071
Metal & Metal Products - 1.08%
Cameco Corp.	80,752	2,997,514
Petroleum Services - 1.54%
BJ Services Company	59,684	1,868,706
GlobalSantaFe Corp. (a)	43,302	2,396,333

		4,265,039
Pharmaceuticals - 4.34%
Alkermes, Inc. * (a)	81,601	2,073,481
Amylin Pharmaceuticals, Inc. * (a)	82,967	3,599,109
Elan Corp. PLC, ADR * (a)	94,500	1,200,150
Forest Laboratories, Inc. *	64,762	2,972,576
Vertex Pharmaceuticals, Inc. * (a)	49,776	2,152,314

		11,997,630
Pollution Control - 1.19%
Stericycle, Inc. * (a)	54,304	3,282,677
Real Estate - 2.21%
Host Marriott Corp., REIT (a)	154,125	2,994,649

The accompanying notes are an integral part of the financial statements. 215

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Kimco Realty Corp., REIT (a)	86,451	$3,106,184

		6,100,833
Retail Trade - 8.44%
Abercrombie & Fitch Company, Class A (a)	86,639	5,832,538
Advance Auto Parts, Inc. *	49,274	2,037,480
Kohl's Corp. *	93,600	4,503,096
New York & Co., Inc. * (a)	157,300	2,653,651
Tiffany & Co.	104,307	3,872,919
Williams-Sonoma, Inc. * (a)	109,707	4,442,036

		23,341,720
Semiconductors - 1.35%
Altera Corp. *	173,600	3,478,944
International Rectifier Corp. *	6,900	255,990

		3,734,934
Software - 7.66%
Activision, Inc. *	251,400	3,142,500
Adobe Systems, Inc. (a)	90,500	3,495,110
Cognos, Inc. * (a)	93,811	3,588,271
Red Hat, Inc. * (a)	96,410	2,590,537
THQ, Inc. *	156,084	3,746,016
VeriFone Holdings, Inc. * (a)	175,494	4,633,041

		21,195,475
Telecommunications Equipment &
Services - 3.71%
Comverse Technology, Inc. * (a)	130,803	3,761,894
Polycom, Inc. * (a)	145,900	2,833,378
Tellabs, Inc. * (a)	250,000	3,672,500

		10,267,772

TOTAL COMMON STOCKS (Cost $237,760,317)		$265,849,417

SHORT TERM INVESTMENTS - 30.80%
State Street Navigator Securities
Lending Prime Portfolio (c)	$85,194,265	$85,194,265

TOTAL SHORT TERM INVESTMENTS
(Cost $85,194,265)		$85,194,265

REPURCHASE AGREEMENTS - 4.04%
Repurchase Agreement with Bank of
America dated 02/28/2006 at
4.50% to be repurchased at
$11,180,397 on 03/01/2006,
collaterized by $11,565,000 U.S.
Treasury Bills, zero coupon due
06/15/2006 (valued at
$11,409,974 including interest) (c)	$11,179,000	$11,179,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,179,000)		$11,179,000

Total Investments (Mid Cap Stock Fund)
(Cost $334,133,582) - 130.96%		$362,222,682
Liabilities in Excess of Other Assets - (30.96)%		(85,629,629)

TOTAL NET ASSETS - 100.00%		$276,593,053

Mid Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.94%
Advertising - 1.95%
The Interpublic Group of Companies, Inc. * (a)	408,906 $	4,236,266
Agriculture - 3.59%
Monsanto Company	49,598	4,160,280
Mosaic Company * (a)	228,429	3,632,021

		7,792,301
Apparel & Textiles - 0.08%
Tommy Hilfiger Corp. * (a)	10,193	168,694
Auto Parts - 2.18%
Dana Corp. (a)	247,154	434,991
Genuine Parts Company	96,593	4,300,320

		4,735,311
Broadcasting - 2.30%
Clear Channel Communications, Inc.	114,900	3,251,670
Westwood One, Inc.	155,853	1,737,761

		4,989,431
Business Services - 5.88%
Cadence Design Systems, Inc. * (a)	241,129	4,280,040
R.H. Donnelley Corp. *	63,753	3,888,933
R.R. Donnelley & Sons Company (a)	136,276	4,587,050

		12,756,023
Chemicals - 3.57%
Chemtura Corp. (a)	254,231	2,816,880
Eastman Chemical Company	100,062	4,936,058

		7,752,938
Computers & Business Equipment - 1.07%
Sybase, Inc. * (a)	108,856	2,321,899
Containers & Glass - 4.42%
Ball Corp.	103,922	4,427,077
Pactiv Corp. *	225,473	5,170,096

		9,597,173
Crude Petroleum & Natural Gas - 1.64%
EOG Resources, Inc.	52,915	3,566,471
Electrical Equipment - 1.53%
Hubbell, Inc., Class B (a)	71,637	3,328,971
Electrical Utilities - 5.48%
Ameren Corp. (a)	79,242	4,015,192
CMS Energy Corp. * (a)	239,423	3,371,076
Northeast Utilities (a)	165,021	3,237,712
Puget Energy, Inc. (a)	59,557	1,284,049

		11,908,029
Food & Beverages - 0.40%
ConAgra Foods, Inc. (a)	41,400	870,642
Gas & Pipeline Utilities - 2.08%
NiSource, Inc.	158,751	3,259,158
Southwest Gas Corp. (a)	44,245	1,261,867

		4,521,025

The accompanying notes are an integral part of the financial statements. 216

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products - 1.40%
Bausch & Lomb, Inc.	43,845	$3,034,513
Hotels & Restaurants - 2.21%
Brinker International, Inc. (a)	93,132	3,878,948
Yum! Brands, Inc.	19,282	919,751

		4,798,699
Household Products - 1.82%
Newell Rubbermaid, Inc. (a)	96,879	2,409,381
Tupperware Corp. (a)	72,761	1,541,805

		3,951,186
Industrial Machinery - 3.96%
CNH Global NV	52,908	1,336,985
Cummins, Inc. (a)	34,217	3,705,017
W.W. Grainger, Inc.	47,888	3,545,628

		8,587,630
Insurance - 11.75%
ACE, Ltd.	40,263	2,243,857
Aetna, Inc.	44,528	2,270,928
Conseco, Inc. * (a)	133,563	3,317,705
Everest Re Group, Ltd.	27,970	2,770,149
Genworth Financial, Inc.	77,817	2,476,137
PartnerRe, Ltd. (a)	59,715	3,619,326
PMI Group, Inc. (a)	55,154	2,388,168
SAFECO Corp.	51,200	2,637,312
XL Capital, Ltd., Class A (a)	56,186	3,795,364

		25,518,946
Internet Software - 1.58%
McAfee, Inc. *	147,154	3,422,802
Manufacturing - 1.67%
Snap-on, Inc.	92,934	3,616,991
Metal & Metal Products - 1.74%
Timken Company (a)	131,444	3,769,814
Mining - 1.31%
Potash Corp. of Saskatchewan, Inc.	29,739	2,847,509
Office Furnishings & Supplies - 1.23%
OfficeMax, Inc. (a)	91,345	2,679,149
Paper - 2.94%
Bowater, Inc. (a)	96,165	2,502,213
MeadWestvaco Corp.	139,379	3,877,524

		6,379,737
Petroleum Services - 3.75%
GlobalSantaFe Corp.	77,066	4,264,833
Halliburton Company	57,143	3,885,724

		8,150,557
Pharmaceuticals - 3.76%
King Pharmaceuticals, Inc. *	228,429	3,711,971
Mylan Laboratories, Inc. (a)	193,888	4,459,424

		8,171,395

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Publishing - 0.97%
American Greetings Corp., Class A (a)	100,774	$2,114,239
Real Estate - 1.68%
Host Marriott Corp., REIT (a)	187,322	3,639,667
Retail Grocery - 2.08%
Safeway, Inc.	95,373	2,318,518
The Kroger Company *	109,300	2,190,372

		4,508,890
Retail Trade - 3.21%
Federated Department Stores, Inc.	47,683	3,387,400
Foot Locker, Inc.	154,926	3,580,340

		6,967,740
Telecommunications Equipment &
Services - 6.14%
ADC Telecommunications, Inc. * (a)	120,449	3,049,769
Avaya, Inc. * (a)	270,644	3,009,561
JDS Uniphase Corp. * (a)	910,700	2,768,528
PanAmSat Holding Corp.	61,543	1,545,345
Tellabs, Inc. * (a)	202,111	2,969,010

		13,342,213
Telephone - 3.14%
CenturyTel, Inc. (a)	70,153	2,524,105
Qwest Communications International, Inc. * (a)	679,500	4,294,440

		6,818,545
Travel Services - 2.43%
Sabre Holdings Corp.	218,231	5,265,914

TOTAL COMMON STOCKS (Cost $194,047,609)		$206,131,310

SHORT TERM INVESTMENTS - 30.21%
State Street Navigator Securities
Lending Prime Portfolio (c)	$65,600,494	$65,600,494

TOTAL SHORT TERM INVESTMENTS
(Cost $65,600,494)		$65,600,494

REPURCHASE AGREEMENTS - 5.08%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$11,032,981 on 03/01/2006,
collateralized by $11,090,000
Federal National Mortgage
Association, 5.5% due 07/14/2028
(valued at $11,257,315, including
interest) (c)	$11,032,000	$11,032,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,032,000)		$11,032,000

Total Investments (Mid Cap Value Fund)
(Cost $270,680,103) - 130.23%		$282,763,804
Liabilities in Excess of Other Assets - (30.23)%		(65,640,824)

TOTAL NET ASSETS - 100.00%		$217,122,980

The accompanying notes are an integral part of the financial statements. 217

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Natural Resources Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.54%
Aluminum - 1.57%
Alcoa, Inc.	361,225	$10,591,117
Coal - 1.78%
CONSOL Energy, Inc.	101,043	6,468,773
Massey Energy Company (a)	148,423	5,521,336

		11,990,109
Crude Petroleum & Natural Gas - 8.95%
Burlington Resources, Inc.	105,266	9,492,888
EOG Resources, Inc.	290,269	19,564,131
Newfield Exploration Company * (a)	157,352	6,081,655
Surgutneftegaz, ADR (a)	106,445	7,759,840
XTO Energy, Inc.	414,786	17,375,385

		60,273,899
Domestic Oil - 6.26%
Noble Energy, Inc.	160,764	6,758,519
Suncor Energy, Inc.	278,507	20,802,368
Western Oil Sands, Inc. *	536,311	14,609,526

		42,170,413
Gas & Pipeline Utilities - 1.89%
Equitable Resources, Inc. (a)	153,960	5,597,986
Western Gas Resources, Inc. (a)	150,448	7,117,695

		12,715,681
Gold - 1.91%
Barrick Gold Corp.	193,456	5,294,891
Gold Fields, Ltd.	345,943	7,577,606

		12,872,497
International Oil - 23.89%
Canadian Natural Resources, Ltd.	750,633	40,955,011
China Petroleum and Chemical Corp. ADR (a)	124,465	7,383,264
ConocoPhillips	157,417	9,596,140
EnCana Corp. - CAD	572,954	23,663,302
Lukoil Oil Company, ADR (a)	197,027	15,742,457
Petroleo Brasileiro SA, ADR *	194,749	17,048,328
Royal Dutch Shell PLC, ADR	150,469	9,100,365
Royal Dutch Shell PLC-ADR, Class B shares	115,349	7,270,448
Talisman Energy, Inc.	574,066	30,120,809

		160,880,124
Metal & Metal Products - 13.80%
Alumina, Ltd.	1,559,292	8,039,283
Cameco Corp.	228,322	8,475,313
Companhia Siderurgica Nacional SA, ADR (a)	356,697	10,511,861
Companhia Vale Do Rio Doce, ADR	231,689	10,757,320
Companhia Vale Do Rio Doce, SADR	734,826	29,907,418
Inco, Ltd. (a)	218,179	10,542,409
Vedanta Resources PLC	848,879	14,672,604

		92,906,208
Mining - 10.65%
Aluminum Corp. China, Ltd. ADR (a)	113,272	11,654,556
Anglo American PLC	186,803	6,968,770
Anglo Platinum, Ltd.	206,968	16,538,769

Natural Resources Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mining (continued)
Freeport-McMoran Copper & Gold, Inc.,
Class B (a)	203,830	$10,319,913
Impala Platinum Holdings, Ltd.	56,884	9,691,102
Xstrata PLC	566,001	16,528,605

		71,701,715
Paper - 3.15%
Abitibi Consolidated, Inc.	1,228,619	4,287,880
Domtar, Inc.	141,380	764,049
International Paper Company	493,665	16,177,402

		21,229,331
Petroleum Services - 20.77%
BP PLC, SADR	341,927	22,710,791
Exxon Mobil Corp.	478,405	28,402,905
GlobalSantaFe Corp.	116,623	6,453,917
Halliburton Company	140,451	9,550,668
Petro-Canada	237,831	10,880,037
Repsol YPF SA, SADR	182,276	5,105,551
Total SA, SADR (a)	152,881	19,282,881
Transocean, Inc. *	97,385	7,224,019
Valero Energy Corp.	561,766	30,217,393

		139,828,162
Steel - 1.92%
Mittal Steel Company, NV (a)	389,425	12,897,756

TOTAL COMMON STOCKS (Cost $563,792,568)		$650,057,012

PREFERRED STOCKS - 0.20%
Mining - 0.20%
Anglo American Platinum Corp., Ltd.- ZAR *	42,800	1,340,278

TOTAL PREFERRED STOCKS (Cost $1,196,524)		$1,340,278

WARRANTS - 0.07%
Financial Services - 0.07%
Goldman Sachs International
(Expiration date 06/30/2006; strike
price $0.0001)	17,100	437,875

TOTAL WARRANTS (Cost $388,714)		$437,875

SHORT TERM INVESTMENTS - 12.20%
State Street Navigator Securities
Lending Prime Portfolio (c)	$82,182,802	$82,182,802

TOTAL SHORT TERM INVESTMENTS
(Cost $82,182,802)		$82,182,802

The accompanying notes are an integral part of the financial statements. 218

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Natural Resources Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.03%
Repurchase Agreement with Bank of
America dated 02/28/2006 at
4.50% to be repurchased at
$20,422,553 on 03/01/2006,
collaterized by $21,120,000 U.S.
Treasury Bills, 4.51% due
06/15/2006 (valued at
$20,836,892, including interest) (c)	$20,420,000	$20,420,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,420,000)		$20,420,000

Total Investments (Natural Resources Fund)
(Cost $667,980,608) - 112.04%		$754,437,967
Liabilities in Excess of Other Assets - (12.04)%		(81,044,919)

TOTAL NET ASSETS - 100.00%		$673,393,048

Quantitative Mid Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.97%
Advertising - 1.13%
Getty Images, Inc. * (a)	26,324	$2,133,034
Apparel & Textiles - 3.36%
Carter's, Inc. * (a)	43,481	2,782,349
Coach, Inc. *	98,841	3,530,601

		6,312,950
Auto Parts - 0.94%
O'Reilly Automotive, Inc. *	54,300	1,776,696
Banking - 4.61%
Colonial Bancgroup, Inc. (a)	45,800	1,150,038
Corus Bankshares, Inc. (a)	22,792	1,368,659
Cullen Frost Bankers, Inc. (a)	40,800	2,248,896
Zions Bancorp.	47,240	3,898,245

		8,665,838
Broadcasting - 0.50%
Grupo Televisa SA, SADR	12,100	949,366
Building Materials & Construction - 0.28%
Lennox International, Inc.	16,300	524,045
Business Services - 7.45%
Alliance Data Systems Corp. *	37,750	1,633,065
Corporate Executive Board Company	44,455	4,445,500
Global Payments, Inc.	84,848	4,417,187
MPS Group, Inc. *	108,800	1,647,232
URS Corp. *	43,200	1,883,088

		14,026,072
Cellular Communications - 0.81%
American Tower Corp., Class A *	47,800	1,521,474
Chemicals - 3.03%
Airgas, Inc.	107,061	3,895,950

Quantitative Mid Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Techne Corp. *	30,300 $	1,801,941

		5,697,891
Commercial Services - 0.99%
CB Richard Ellis Group, Inc. *	27,100	1,861,228
Computers & Business Equipment - 1.81%
Cognizant Technology Solutions Corp.,
Class A *	58,979	3,397,780
Containers & Glass - 0.98%
Silgan Holdings, Inc. (a)	46,659	1,839,298
Crude Petroleum & Natural Gas - 3.68%
Chesapeake Energy Corp. (a)	79,749	2,367,748
Patterson-UTI Energy, Inc.	86,550	2,384,452
XTO Energy, Inc.	52,074	2,181,380

		6,933,580
Domestic Oil - 1.84%
Oil States International, Inc. * (a)	59,700	2,061,441
St. Mary Land & Exploration Company (a)	36,300	1,393,557

		3,454,998
Drugs & Health Care - 0.96%
Intuitive Surgical, Inc. * (a)	20,000	1,804,000
Electrical Equipment - 2.76%
AMETEK, Inc.	86,242	3,694,607
Anixter International, Inc. * (a)	32,900	1,505,175

		5,199,782
Electrical Utilities - 1.35%
DPL, Inc.	51,900	1,397,148
Sierra Pacific Resources *	80,200	1,142,048

		2,539,196
Electronics - 2.62%
Amphenol Corp., Class A	30,371	1,525,535
Jabil Circuit, Inc. *	46,623	1,764,681
Thomas & Betts Corp. *	33,200	1,633,440

		4,923,656
Financial Services - 5.32%
Affiliated Managers Group, Inc. * (a)	41,850	4,119,296
AllianceBernstein Holding LP * (a)	29,109	1,870,835
American Capital Strategies, Ltd. (a)	47,300	1,688,610
CIT Group, Inc.	19,152	1,029,803
Nelnet, Inc., Class A * (a)	31,200	1,293,240

		10,001,784
Food & Beverages - 2.93%
Constellation Brands, Inc., Class A *	109,886	2,894,397
Fomento Economico Mexicano SA de CV,
SADR	13,600	1,183,064
Hormel Foods Corp.	41,510	1,429,190

		5,506,651
Forest Products - 0.64%
Rayonier, Inc.	27,800	1,198,180

The accompanying notes are an integral part of the financial statements. 219

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Quantitative Mid Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities - 3.07%
Magellan Midstream Partners LP (a)	55,653	$1,752,513
Questar Corp.	54,962	4,025,966

		5,778,479
Healthcare Services - 3.57%
Express Scripts, Inc. *	13,491	1,177,359
Humana, Inc. *	44,795	2,314,558
Omnicare, Inc. (a)	29,200	1,776,820
Sierra Health Services, Inc. *	34,858	1,453,230

		6,721,967
Hotels & Restaurants - 2.16%
Choice Hotels, Inc. (a)	36,500	1,625,345
Darden Restaurants, Inc.	58,200	2,440,908

		4,066,253
Household Appliances - 0.99%
Black & Decker Corp.	21,856	1,870,436
Industrial Machinery - 1.81%
IDEX Corp.	71,934	3,398,881
Industrials - 1.66%
Harsco Corp.	39,066	3,116,685
Insurance - 4.00%
American Financial Group, Inc.	63,400	2,624,760
PMI Group, Inc.	45,557	1,972,618
W.R. Berkley Corp.	50,665	2,932,997

		7,530,375
Internet Software - 1.30%
F5 Networks, Inc. *	35,980	2,440,164
Leisure Time - 4.50%
International Speedway Corp., Class A	30,479	1,443,485
Penn National Gaming, Inc. *	54,076	1,875,356
Scientific Games Corp., Class A * (a)	76,910	2,351,908
SCP Pool Corp. (a)	64,404	2,799,642

		8,470,391
Life Sciences - 0.87%
Pharmaceutical Product Development, Inc. *	23,600	1,642,324
Medical-Hospitals - 1.06%
Community Health Systems, Inc. *	52,729	1,999,484
Mining - 0.91%
Joy Global, Inc.	33,200	1,711,792
Mutual Funds - 2.27%
Midcap SPDR Trust Series 1 * (a)	30,200	4,267,864
Petroleum Services - 1.18%
Cal Dive International, Inc. * (a)	63,332	2,229,920
Pharmaceuticals - 3.17%
Barr Pharmaceuticals, Inc. * (a)	42,100	2,828,278
Celgene Corp. *	48,078	1,826,964
PDL BioPharma, Inc. * (a)	41,700	1,305,627

		5,960,869

Quantitative Mid Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pollution Control - 1.92%
Republic Services, Inc.	93,000 $	3,614,910
Retail Trade - 4.12%
Barnes & Noble, Inc.	36,700	1,580,669
Chico's FAS, Inc. * (a)	108,121	5,087,093
Payless ShoeSource, Inc. * (a)	45,800	1,085,460

		7,753,222
Sanitary Services - 1.99%
Aqua America, Inc. (a)	130,081	3,738,528
Semiconductors - 3.49%
Intersil Corp., Class A	63,200	1,791,088
Marvell Technology Group, Ltd. *	49,763	3,046,491
Microsemi Corp. *	56,349	1,732,732

		6,570,311
Software - 1.91%
Activision, Inc. *	83,333	1,041,662
Red Hat, Inc. *	43,200	1,160,784
Websense, Inc. *	22,400	1,384,544

		3,586,990
Telecommunications Equipment &
Services - 1.43%
Comverse Technology, Inc. *	93,527	2,689,836
Telephone - 1.14%
Harris Corp.	46,972	2,145,681
Transportation - 1.46%
UTI Worldwide, Inc. (a)	26,200	2,741,306

TOTAL COMMON STOCKS (Cost $164,526,302)		$184,314,167

SHORT TERM INVESTMENTS - 22.50%
Rabobank USA Finance Corp.
4.56% due 03/01/2006	$4,260,000	$4,260,000
State Street Navigator Securities Lending
Prime Portfolio (c)	38,058,720	38,058,720

TOTAL SHORT TERM INVESTMENTS
(Cost $42,318,720)		$42,318,720

Total Investments (Quantitative Mid Cap Fund)
(Cost $206,845,022) - 120.47%		$226,632,887
Liabilities in Excess of Other Assets - (20.47)%		(38,503,455)

TOTAL NET ASSETS - 100.00%		$188,129,432

Quantitative Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.82%
Aerospace - 1.42%
Northrop Grumman Corp.	76,400	$4,897,240
Apparel & Textiles - 0.52%
Coach, Inc. *	49,700	1,775,284

The accompanying notes are an integral part of the financial statements. 220

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Quantitative Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking - 10.93%
Bank of America Corp.	284,000	$13,021,400
KeyCorp (a)	178,900	6,667,603
US Bancorp	234,500	7,248,395
Wachovia Corp.	192,000	10,765,440

		37,702,838
Business Services - 2.19%
Accenture, Ltd., Class A	41,500	1,355,390
Alliance Data Systems Corp. * (a)	76,200	3,296,412
Fair Isaac Corp. (a)	48,800	2,079,856
Pitney Bowes, Inc.	19,600	837,704

		7,569,362
Chemicals - 1.20%
Dow Chemical Company	51,800	2,228,954
Lyondell Chemical Company (a)	91,500	1,914,180

		4,143,134
Coal - 0.84%
CONSOL Energy, Inc.	45,500	2,912,910
Computers & Business Equipment - 1.76%
Apple Computer, Inc. *	21,800	1,494,172
EMC Corp. *	165,800	2,324,516
Network Appliance, Inc. * (a)	67,700	2,244,932

		6,063,620
Construction Materials - 0.42%
Sherwin-Williams Company (a)	31,900	1,453,045
Crude Petroleum & Natural Gas - 4.56%
ChevronTexaco Corp.	129,500	7,314,160
Patterson-UTI Energy, Inc.	190,900	5,259,295
Pogo Producing Company (a)	63,600	3,171,096

		15,744,551
Electrical Equipment - 0.43%
General Electric Company	45,300	1,489,011
Electrical Utilities - 2.50%
TXU Corp.	164,800	8,633,872
Energy - 2.14%
Energen Corp.	109,600	3,916,008
Sempra Energy	72,600	3,473,184

		7,389,192
Financial Services - 15.82%
American Capital Strategies, Ltd. (a)	131,300	4,687,410
Bear Stearns Companies, Inc.	51,500	6,923,660
Citigroup, Inc.	250,300	11,606,411
Countrywide Financial Corp.	174,949	6,032,241
Federal National Mortgage Association	97,380	5,324,738
Goldman Sachs Group, Inc.	51,300	7,248,177
JPMorgan Chase & Company	37,400	1,538,636
Lehman Brothers Holdings, Inc.	25,400	3,707,130
Morgan Stanley	125,900	7,511,194

		54,579,597

Quantitative Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages - 4.51%
Constellation Brands, Inc., Class A * (a)	171,100	$4,506,774
Hershey Foods Corp.	58,500	2,992,275
Pepsi Bottling Group, Inc.	107,700	3,162,072
PepsiCo, Inc.	83,000	4,906,130

		15,567,251
Gas & Pipeline Utilities - 2.11%
Western Gas Resources, Inc. (a)	153,800	7,276,278
Healthcare Products - 1.50%
Johnson & Johnson	41,300	2,380,945
Varian Medical Systems, Inc. * (a)	48,400	2,801,392

		5,182,337
Homebuilders - 0.79%
Meritage Homes Corp. * (a)	46,700	2,733,351
Hotels & Restaurants - 2.87%
Hilton Hotels Corp.	66,900	1,618,980
McDonald's Corp.	237,400	8,287,634

		9,906,614
Industrial Machinery - 1.57%
Ingersoll-Rand Company, Class A	132,000	5,415,960
Industrials - 1.28%
Fastenal Company (a)	100,400	4,408,564
Insurance - 7.25%
American Financial Group, Inc. (a)	74,600	3,088,440
CNA Financial Corp. * (a)	72,600	2,244,792
Endurance Specialty Holdings, Ltd. (a)	144,300	4,545,450
PartnerRe, Ltd. (a)	42,600	2,581,986
Principal Financial Group, Inc.	76,800	3,741,696
Reinsurance Group of America, Inc.	69,200	3,199,116
RenaissanceRe Holdings, Ltd. (a)	125,700	5,599,935

		25,001,415
International Oil - 3.91%
Anadarko Petroleum Corp.	8,400	832,944
ConocoPhillips	184,600	11,253,216
Nabors Industries, Ltd. * (a)	21,500	1,417,925

		13,504,085
Internet Service Provider - 0.62%
Google, Inc., Class A *	5,914	2,144,535
Leisure Time - 0.52%
International Speedway Corp., Class A (a)	37,495	1,775,763
Metal & Metal Products - 0.39%
Southern Copper Corp. (a)	16,800	1,338,120
Mining - 0.51%
Alliance Resource Partners LP (a)	47,500	1,753,225
Petroleum Services - 3.94%
Exxon Mobil Corp.	229,100	13,601,667
Pharmaceuticals - 4.13%
Caremark Rx, Inc. *	75,500	3,756,125
Eli Lilly & Company	66,900	3,720,978

The accompanying notes are an integral part of the financial statements. 221

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Quantitative Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	174,823	$4,578,614
Teva Pharmaceutical Industries, Ltd., SADR	52,000	2,183,480

		14,239,197
Publishing - 1.96%
Gannett Company, Inc.	34,000	2,113,440
Meredith Corp. (a)	84,500	4,655,105

		6,768,545
Real Estate - 3.15%
CBL & Associates Properties, Inc., REIT (a)	78,200	3,331,320
Hospitality Properties Trust, REIT (a)	71,200	3,168,400
Simon Property Group, Inc., REIT	52,800	4,380,816

		10,880,536
Retail Trade - 0.77%
Bed Bath & Beyond, Inc. *	37,200	1,340,688
Dollar Tree Stores, Inc. *	47,400	1,299,708

		2,640,396
Semiconductors - 3.32%
Applied Micro Circuits Corp. * (a)	281,500	1,016,215
Atmel Corp. * (a)	486,900	2,215,395
Conexant Systems, Inc. * (a)	530,600	1,581,188
Marvell Technology Group, Ltd. *	53,200	3,256,904
National Semiconductor Corp.	60,900	1,708,245
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR (a)	173,200	1,685,236

		11,463,183
Software - 0.25%
Citrix Systems, Inc. *	27,000	873,720
Telecommunications Equipment &
Services - 0.28%
Ciena Corp. *	240,800	968,016
Telephone - 4.68%
AT&T Corp.	261,496	7,214,675
BellSouth Corp.	127,200	4,016,976
CenturyTel, Inc. (a)	136,500	4,911,270

		16,142,921
Tobacco - 1.34%
Altria Group, Inc.	64,400	4,630,360
Transportation - 1.65%
Laidlaw International, Inc.	206,000	5,685,600
Trucking & Freight - 0.79%
YRC Worldwide, Inc. * (a)	57,100	2,731,664

TOTAL COMMON STOCKS (Cost $321,234,492)		$340,986,959

SHORT TERM INVESTMENTS - 17.82%
Federal Home Loan Bank Discount Notes
zero coupon. due 03/17/2006	$3,000,000	$2,994,140
Rabobank USA Finance Corp.
4.56% due 03/01/2006	3,090,000	3,090,000

Quantitative Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
State Street Navigator Securities
Lending Prime Portfolio (c)	$55,387,811	$55,387,811

TOTAL SHORT TERM INVESTMENTS
(Cost $61,471,951)		$61,471,951

Total Investments (Quantitative Value Fund)
(Cost $382,706,443) - 116.64%		$402,458,910
Liabilities in Excess of Other Assets - (16.64)%		(57,416,765)

TOTAL NET ASSETS - 100.00%		$345,042,145

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.86%
Hotels & Restaurants - 3.80%
Hilton Hotels Corp. (a)	268,348	$6,494,022
Starwood Hotels & Resorts Worldwide, Inc. (a)	317,984	20,191,984

		26,686,006
Real Estate - 95.06%
AMB Property Corp., REIT (a)	361,300	19,383,745
American Land Lease, Inc., REIT	54,201	1,446,083
Apartment Investment & Management
Company, Class A, REIT (a)	437,003	19,363,603
Archstone-Smith Trust, REIT	669,970	31,756,578
Avalon Bay Communities, Inc., REIT (a)	317,674	32,720,422
BioMed Realty Trust, Inc., REIT (a)	187,800	5,198,304
Boston Properties, Inc., REIT (a)	425,082	35,991,693
Brandywine Realty Trust, REIT (a)	91,457	2,686,092
BRE Properties, Inc., Class A, REIT	123,600	6,720,132
Camden Property Trust, REIT (a)	94,648	6,232,571
CarrAmerica Realty Corp., REIT (a)	98,100	4,067,226
Corporate Office Properties Trust, REIT (a)	148,271	6,156,212
Digital Realty Trust, Inc., REIT (a)	125,898	3,476,044
Duke Realty Corp., REIT (a)	377,250	13,241,475
Entertainment Properties Trust, REIT (a)	100,283	4,146,702
Equity Lifestyle Properties, Inc., REIT	140,571	6,703,831
Equity Office Properties Trust, REIT	1,202,174	37,808,372
Equity One, Inc., REIT	287,153	6,460,942
Equity Residential, REIT (a)	618,420	28,002,057
Essex Property Trust, Inc., REIT (a)	81,444	8,115,894
Federal Realty Investment Trust, REIT (a)	225,416	15,709,241
Felcor Lodging Trust, Inc., REIT	757,800	15,042,330
General Growth Properties, Inc., REIT (a)	523,384	26,373,320
Highwoods Properties, Inc., REIT (a)	159,390	5,156,266
Host Marriott Corp., REIT (a)	1,165,192	22,639,680
Inland Real Estate Corp., REIT (a)	352,033	5,417,788
Kilroy Realty Corp., REIT (a)	86,800	6,494,376
LaSalle Hotel Properties, REIT (a)	150,722	6,021,344
Lexington Corporate Property Trust, REIT	201,574	4,297,558
Liberty Property Trust, REIT	211,728	9,481,180
LTC Properties, Inc., REIT (a)	97,591	2,159,689
The accompanying notes are an integral part of the financial statements. 222

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Mack-California Realty Corp., REIT (a)	177,087	$7,951,206
Nationwide Health Properties, Inc., REIT	173,744	3,912,715
Pan Pacific Retail Properties, Inc., REIT	196,241	13,581,840
ProLogis, REIT	507,052	26,630,371
PS Business Parks, Inc., REIT	79,700	4,239,243
Public Storage, Inc., REIT	354,830	27,683,837
Reckson Associates Realty Corp., REIT (a)	253,800	10,380,420
Regency Centers Corp., REIT (a)	154,200	9,945,900
Senior Housing Properties Trust, REIT (a)	261,373	4,686,418
Simon Property Group, Inc., REIT (a)	712,763	59,137,946
Sovran Self Storage, Inc., REIT	92,352	4,802,304
Taubman Centers, Inc., REIT (a)	225,881	8,976,511
The Macerich Company, REIT	336,144	24,219,175
U-Store-It Trust, REIT (a)	132,995	2,961,799
Ventas, Inc., REIT (a)	587,116	18,200,596
Vornado Realty Trust, REIT	430,089	38,273,620
Washington REIT (a)	123,900	4,140,738

		668,195,389

TOTAL COMMON STOCKS (Cost $612,693,462)		$694,881,395

SHORT TERM INVESTMENTS - 6.90%
State Street Navigator Securities
Lending Prime Portfolio (c)	$48,505,156	$48,505,156

TOTAL SHORT TERM INVESTMENTS
(Cost $48,505,156)		$48,505,156

REPURCHASE AGREEMENTS - 1.07%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$7,519,668 on 03/01/2006,
collateralized by $7,790,000
Federal Home Loan Bank, 6% due
11/15/2024 (valued at $7,673,150,
including interest) (c)	$7,519,000	$7,519,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,519,000)		$7,519,000

Total Investments (Real Estate Securities Fund)
(Cost $668,717,618) - 106.83%		$750,905,551
Liabilities in Excess of Other Assets - (6.83)%		(48,013,725)

TOTAL NET ASSETS - 100.00%		$702,891,826

Real Return Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 99.45%
Treasury Inflation Protected
Securities (d) - 99.05%
0.875% due 04/15/2010 (a)***	$82,805,909	$79,386,936

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
Treasury Inflation Protected
Securities (d) (continued)
1.875% due 07/15/2013 to
07/15/2015 (a)***		$123,563,628	$122,596,689
2.00% due 07/15/2014 to
01/15/2026 (a)***		120,994,052	121,236,889
2.375% due 01/15/2025 (a)***		66,619,960	70,809,756
3.00% due 07/15/2012 (a)***		19,704,780	20,947,107
3.375% due 01/15/2007		8,115,640	8,248,469
3.50% due 01/15/2011 (a)***		39,581,850	42,505,642
3.625% due 01/15/2008 (a)***		51,806,945	53,640,445
3.875% due 04/15/2029 (a)***		74,472,060	101,747,452
3.875% due 01/15/2009 ***		600,085	634,895

			621,754,280
U.S. Treasury Bonds - 0.40%
4.50% due 02/15/2036		2,500,000	2,498,632

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $619,302,372)			$624,252,912

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.66%
Federal National Mortgage
Association - 3.88%
4.678% due 10/01/2044 (b)***		312,212	313,793
5.50% due 03/01/2034 to 09/01/2035 ***		12,084,401	11,979,547
5.50% TBA **		12,200,000	12,083,562

			24,376,902
Small Business Administration - 0.78%
4.88% due 11/01/2024 ***		3,283,837	3,214,621
4.504% due 02/01/2014 ***		1,715,520	1,660,015

			4,874,636

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $28,686,190)			$29,251,538

FOREIGN GOVERNMENT OBLIGATIONS - 0.38%
Canada - 0.08%
Government of Canada
3.00% due 12/01/2036 ***	CAD	418,092	506,417
Russia - 0.30%
Russian Federation
5.00% due 03/31/2030 ***		$1,300,000	1,468,220
8.25% due 03/31/2010 ***		400,000	423,080

			1,891,300

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,315,065)			$2,397,717

CORPORATE BONDS - 1.37%
Banking - 0.03%
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)***		200,000	198,533
Crude Petroleum & Natural Gas - 0.07%
Pemex Project Funding Master Trust
9.25% due 03/30/2018 ***		350,000	446,250

The accompanying notes are an integral part of the financial statements. 223

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services - 1.09%
Citigroup, Inc.
4.7075% due 01/30/2009 (b)***		$600,000	$599,716
General Electric Capital Corp., Series MTN
4.52% due 12/12/2008 (b)***		500,000	499,908
General Motors Acceptance Corp.
4.50% due 07/15/2006 (a)***		5,300,000	5,220,383
Rabobank Nederland
4.64% due 01/15/2009 (b)***		500,000	499,780

			6,819,787

Gas & Pipeline Utilities - 0.02%
El Paso Corp.
7.625% due 08/16/2007 ***		100,000	102,125
Paper - 0.16%
Koch Forest Products, Inc.
6.88% due 12/20/2012		1,000,000	1,000,000

TOTAL CORPORATE BONDS (Cost $8,548,193)			$8,566,695

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.03%
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class 1A1
4.90% due 12/25/2035 (b)***		196,346	196,438

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $195,273)			$196,438

ASSET BACKED SECURITIES - 0.11%
Merrill Lynch Mortgage Investors, Inc., Series
2006-WMC1, Class A2A
4.66% due 01/25/2037 (b)***		500,000	499,922
Soundview Home Equity Loan Trust, Series
2006-1, Class A1
4.65% due 02/25/2036 (b)***		200,000	199,969

TOTAL ASSET BACKED SECURITIES
(Cost $700,000)			$699,891

SHORT TERM INVESTMENTS - 51.38%
Danske Corp.
4.71% due 06/02/2006 ***		$2,800,000	$2,765,931
Government of France
zero coupon due 03/23/2006 ***	EUR	260,000	309,526
State Street Navigator Securities
Lending Prime Portfolio (c)		$318,498,126	318,498,126
UBS Finance (Delaware) LLC
4.44% due 04/28/2006		14,967	14,860
4.66% due 05/22/2006 ***		100,000	98,938
United States Treasury Bills
zero coupon due 06/01/2006		300,000	296,580
zero coupon due 03/02/2006 to
03/16/2006 *** ****		510,000	509,781
zero coupon due 03/02/2006 to
03/16/2006 ****		30,000	29,982

TOTAL SHORT TERM INVESTMENTS
(Cost $322,522,571)			$322,523,724

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.65%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$10,340,919 on 03/01/2006,
collateralized by $10,420,000,
Federal National Mortgage
Assocation, 1.00% due 2/23/2007
(valued at $10,550,250, including
interest) (c)***	$10,340,000	$10,340,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,340,000)		$10,340,000

Total Investments (Real Return Bond Fund)
(Cost $992,609,664) - 159.03%		$998,228,915
Liabilities in Excess of Other Assets - (59.03)%		(370,525,544)

TOTAL NET ASSETS - 100.00%		$627,703,371

Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.92%
Advertising - 1.56%
Ventiv Health, Inc. * (a)	116,900 $	3,256,834
Apparel & Textiles - 4.05%
Hartmarx Corp. * (a)	245,800	2,131,086
Warnaco Group, Inc. * (a)	273,700	6,352,577

		8,483,663
Auto Parts - 3.44%
LKQ Corp. * (a)	327,000	7,200,540
Banking - 7.70%
Boston Private Financial Holdings, Inc. (a)	161,200	4,934,332
First Community Bancorp. (a)	66,100	3,947,492
Placer Sierra Bancshares (a)	195,600	5,140,368
Tierone Corp. (a)	63,500	2,095,500

		16,117,692
Business Services - 3.51%
Escala Group, Inc. * (a)	185,800	4,617,130
Infocrossing, Inc. * (a)	233,100	2,741,256

		7,358,386
Chemicals - 4.23%
Arch Chemicals, Inc. (a)	113,500	3,202,970
Cytec Industries, Inc. (a)	106,100	5,659,374

		8,862,344
Coal - 1.68%
James River Coal Company * (a)	97,100	3,510,165
Computers & Business Equipment - 1.37%
Parametric Technology Corp. *	188,960	2,875,971
Construction Materials - 1.95%
Clarcor, Inc. (a)	120,800	4,089,080

The accompanying notes are an integral part of the financial statements. 224

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cosmetics & Toiletries - 4.01%
Intermediate Parfums, Inc. (a)	267,500 $	4,681,250
Playtex Products, Inc. *	353,700	3,713,850

		8,395,100
Crude Petroleum & Natural Gas - 2.12%
Petroquest Energy, Inc. * (a)	474,900	4,440,315
Domestic Oil - 1.57%
Forest Oil Corp. *	66,300	3,291,795
Electrical Equipment - 2.98%
Encore Wire Corp. * (a)	107,100	3,340,449
Excel Technology, Inc. * (a)	97,100	2,899,406

		6,239,855
Electronics - 6.28%
Daktronics, Inc. (a)	166,400	5,897,216
Trimble Navigation, Ltd. *	177,100	7,245,161

		13,142,377
Gas & Pipeline Utilities - 2.08%
Dresser-Rand Group, Inc. * (a)	172,400	4,359,996
Healthcare Products - 7.91%
Cantel Medical Corp. * (a)	235,200	4,026,624
Hologic, Inc. * (a)	105,300	5,036,499
Inverness Medical Innovations, Inc. * (a)	166,700	4,415,883
Kensey Nash Corp. * (a)	126,100	3,086,928

		16,565,934
Healthcare Services - 1.08%
Healthspring, Inc. *	7,500	177,000
Radiation Therapy Services, Inc. * (a)	73,200	2,078,148

		2,255,148
Industrial Machinery - 3.02%
Presstek, Inc. * (a)	202,100	2,560,607
Watts Industries, Inc., Class A (a)	105,200	3,764,056

		6,324,663
Insurance - 6.63%
James River Group, Inc. * (a)	37,100	890,400
National Interstate Corp. * (a)	104,600	2,229,026
Philadelphia Consolidated Holding Corp. * (a)	56,000	5,992,000
Scottish Re Group, Ltd. (a)	190,900	4,772,500

		13,883,926
Internet Service Provider - 3.14%
Avocent Corp. * (a)	196,900	6,578,429
Internet Software - 1.71%
Lionbridge Technologies, Inc. * (a)	500,300	3,582,148
Leisure Time - 3.09%
Gaylord Entertainment Company * (a)	145,100	6,478,715
Medical-Hospitals - 1.41%
Lifepoint Hospitals, Inc. * (a)	95,200	2,956,912
Petroleum Services - 0.26%
Hercules Offshore, Inc. * (a)	17,700	538,080

Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 1.38%
Prestige Brands Holdings, Inc. * (a)	258,000	$2,884,440
Publishing - 1.90%
Courier Corp. (a)	100,600	3,970,682
Railroads & Equipment - 2.08%
Genesee & Wyoming, Inc., Class A * (a)	95,000	4,346,250
Retail Trade - 3.88%
Build A Bear Workshop, Inc. * (a)	135,800	3,928,694
Cost Plus, Inc. * (a)	218,300	4,189,177

		8,117,871
Sanitary Services - 1.64%
Aqua America, Inc. (a)	119,800	3,443,052
Software - 9.26%
Emageon, Inc. * (a)	119,700	2,100,735
Hyperion Solutions Corp. * (a)	102,300	3,432,165
Parametric Technology Corp. * (a)	0	0
Secure Computing Corp. * (a)	481,500	5,826,150
Take-Two Interactive Software, Inc. * (a)	210,600	3,281,148
Transaction Systems Architects, Inc., Class A *	142,600	4,757,136

		19,397,334

TOTAL COMMON STOCKS (Cost $178,669,224)		$202,947,697

SHORT TERM INVESTMENTS - 44.04%
State Street Navigator Securities
Lending Prime Portfolio (c)	$92,214,294	$92,214,294

TOTAL SHORT TERM INVESTMENTS
(Cost $92,214,294)		$92,214,294

REPURCHASE AGREEMENTS - 3.02%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$6,329,563 on 03/01/2006,
collateralized by $6,540,000
Federal Home Loan Bank, 4.00%
due 03/10/2008 (valued at
$6,548,250, including interest) (c)	$6,329,000	$6,329,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,329,000)		$6,329,000

Total Investments (Small Cap Fund)
(Cost $277,212,518) - 143.98%		$301,490,991
Liabilities in Excess of Other Assets - (43.98)%		(92,093,817)

TOTAL NET ASSETS - 100.00%		$209,397,174

Small Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.32%
Advertising - 0.31%
aQuantive, Inc. *	2,625	$69,799

The accompanying notes are an integral part of the financial statements. 225

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Advertising (continued)
Marchex, Inc., Class B *	959	$21,040
ValueClick, Inc. *	4,066	71,196
Ventiv Health, Inc. *	1,264	35,215

		197,250
Aerospace - 1.38%
AAR Corp. *	1,526	38,623
ARGON ST, Inc. *	444	13,191
Armor Holdings, Inc. *	1,599	93,909
Aviall, Inc. *	1,550	59,133
BE Aerospace, Inc. *	2,677	64,221
Curtiss Wright Corp.	995	61,531
DRS Technologies, Inc.	1,761	92,928
EDO Corp.	778	22,663
Esterline Technologies Corp. *	1,166	48,552
GenCorp, Inc. *	2,568	49,434
HEICO Corp.	1,112	32,715
Herley Industries, Inc. *	715	13,449
Innovative Solutions & Support, Inc. *	677	9,553
Integral Systems, Inc.	612	17,142
K&F Industries Holdings, Inc. *	797	12,338
Moog, Inc., Class A *	1,574	52,823
MTC Technologies, Inc. *	496	13,685
Orbital Sciences Corp., Class A *	2,618	39,872
Sequa Corp., Class A *	301	25,558
Teledyne Technologies, Inc. *	1,552	51,418
Triumph Group, Inc. *	750	31,388
Woodward Governor Company	1,383	44,463

		888,589
Agriculture - 0.13%
Delta & Pine Land Company	1,736	43,938
Tejon Ranch Company *	420	19,908
The Andersons, Inc.	351	19,744

		83,590
Air Freight - 0.06%
ABX Air, Inc. *	2,861	22,945
ExpressJet Holdings, Inc. *	2,158	16,228

		39,173
Air Travel - 0.52%
Airtran Holdings, Inc. *	4,068	72,329
Alaska Air Group, Inc. *	1,279	40,992
Continental Airlines, Inc., Class B *	3,903	90,940
Frontier Airlines, Inc. *	1,759	12,665
Mesa Air Group, Inc. *	1,510	17,244
Republic Airways Holdings, Inc. *	758	10,627
SkyWest, Inc.	2,688	77,871
World Air Holdings, Inc. *	1,176	10,196

		332,864
Aluminum - 0.16%
Aleris International Inc. *	1,443	61,803

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aluminum (continued)
Century Aluminum Company *	1,086	$38,651

		100,454
Amusement & Theme Parks - 0.02%
Great Wolf Resorts, Inc. *	1,286	13,284
Apparel & Textiles - 1.23%
Brown Shoe, Inc.	866	41,308
Carter's, Inc. *	857	54,839
Cherokee, Inc.	426	16,418
Deckers Outdoor Corp. *	511	17,323
dELiA*s, Inc. *	971	8,652
Dixie Group, Inc. *	628	10,287
G & K Services, Class A	939	36,715
Guess, Inc. *	755	27,323
Hartmarx Corp. *	1,357	11,765
Interface, Inc., Class A *	2,226	24,664
Joseph A. Bank Clothiers, Inc. *	801	35,744
Kellwood Company	1,331	34,260
K-Swiss, Inc., Class A	1,198	34,958
Maidenform Brands, Inc. *	681	6,592
Movado Group, Inc.	958	20,884
Oakley, Inc.	1,171	17,823
Oxford Industries, Inc.	667	30,535
Perry Ellis International, Inc. *	545	11,995
Phillips - Van Heusen Corp.	1,536	54,528
Russell Corp.	1,606	22,934
Skechers United States of America, Inc.,
Class A *	1,107	23,468
Stage Stores, Inc.	1,310	38,200
Stride Rite Corp.	1,867	25,951
The Gymboree Corp. *	1,479	33,810
Under Armour, Inc. *	452	12,742
Unifirst Corp.	470	15,750
Warnaco Group, Inc. *	2,191	50,853
Wellman, Inc.	1,631	10,243
Wolverine World Wide, Inc.	2,734	60,312

		790,876
Auto Parts - 0.71%
Accuride Corp. *	559	6,328
Aftermarket Technology Corp. *	1,050	22,785
American Axle & Manufacturing Holdings, Inc.	1,979	32,099
Arvinmeritor, Inc.	3,290	55,075
Commercial Vehicle Group, Inc. *	717	13,121
CSK Auto Corp. *	2,182	34,716
Federal Signal Corp.	2,325	41,641
Hayes Lemmerz International, Inc. *	1,923	6,019
Keystone Automotive Industries, Inc. *	770	34,034
LKQ Corp. *	1,344	29,595
Modine Manufacturing Company	1,617	45,357
Noble International, Ltd.	660	10,131
Pep Boys - Manny, Moe & Jack	2,626	41,228
Standard Motor Products, Inc., Class A	804	8,530

The accompanying notes are an integral part of the financial statements. 226

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts (continued)
Strattec Security Corp. *	234	$9,468
Superior Industries International, Inc.	1,057	22,778
Titan International, Inc.	759	13,161
Visteon Corp. *	6,061	28,244

		454,310
Auto Services - 0.14%
Dollar Thrifty Automotive Group, Inc. *	1,185	47,850
Lithia Motors, Inc., Class A	762	24,415
Midas, Inc. *	831	15,822

		88,087
Automobiles - 0.26%
Americas Car Mart, Inc. *	548	10,094
Monaco Coach Corp.	1,267	18,131
Monro Muffler Brake, Inc.	545	19,718
Rush Enterprises, Inc., Class A *	1,064	19,684
Tenneco, Inc. *	2,057	46,591
United Auto Group, Inc.	1,251	54,093

		168,311
Banking - 8.62%
1st Source Corp.	620	16,523
Alabama National BanCorp	664	46,194
Amcore Financial, Inc.	1,024	30,628
Americanwest BanCorp *	665	16,824
Ameris Bancorp	780	17,940
Ames National Corp.	487	11,995
Anchor BanCorp Wisconsin, Inc.	1,115	33,952
Arrow Financial Corp.	667	17,882
BancorpSouth, Inc.	3,617	86,880
Bank Granite Corp.	842	16,503
Bank Mutual Corp.	2,832	32,115
Bank of the Ozarks, Inc.	595	21,158
BankAtlantic Bancorp, Inc., Class A	2,092	28,556
BankFinancial Corp. *	1,358	21,592
BankUnited Financial Corp., Class A	1,268	35,428
Banner Corp.	614	19,648
Berkshire Hill Bancorp, Inc.	491	16,228
BFC Financial Corp. *	1,445	8,684
Boston Private Financial Holdings, Inc.	1,341	41,048
Brookline Bancorp, Inc.	3,012	45,210
Camden National Corp.	456	15,221
Capital City Bank Group, Inc.	608	21,231
Capital Corp of the West	508	17,089
Capital Crossing Bank *	369	11,841
Capitol Bancorp, Ltd.	639	27,694
Cardinal Financial Corp.	1,385	17,035
Cascade Bancorp	925	24,059
Cathay General Bancorp, Inc.	2,130	75,892
Centennial Bank Holdings Inc *	2,237	26,665
Center Financial Corp.	585	13,554
Central Pacific Financial Corp.	1,449	53,613
Chemical Financial Corp.	1,238	39,851

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Chittenden Corp.	2,175	$62,618
Citizens & Northern Corp.	493	12,562
Citizens Banking Corp.	2,049	54,258
City Bank Lynnwood WA	483	20,441
Coastal Financial Corp.	1,014	13,415
CoBiz, Inc.	831	15,831
Columbia Banking System, Inc.	818	27,428
Community Bank Systems, Inc.	1,462	31,682
Community Banks, Inc.	1,085	30,217
Community Trust Bancorp, Inc.	771	24,456
Corus Bankshares, Inc.	869	52,183
CVB Financial Corp.	2,828	47,256
Digital Insight Corp. *	1,631	53,905
Dime Community Bancorp, Inc.	1,359	18,591
Doral Financial Corp.	4,012	44,774
Enterprise Financial Services Corp.	511	13,639
F.N.B. Corp.	2,725	44,935
Fidelity Bankshares, Inc.	1,081	34,516
Financial Institutions, Inc.	325	6,214
First BanCorp Puerto Rico	3,199	40,499
First Bancorp.	743	16,517
First Charter Corp.	1,468	35,981
First Citizens Bancshares, Inc.	274	51,282
First Commonwealth Financial Corp.	3,392	45,860
First Community Bancorp.	636	37,982
First Community Bancshares, Inc.	568	18,528
First Defiance Financial Corp.	463	12,774
First Financial BanCorp	1,697	28,696
First Financial Bankshares, Inc.	901	32,959
First Financial Corp.	733	21,037
First Financial Holdings, Inc.	696	22,495
First Indiana Corp.	705	19,451
First Merchants Corp.	977	25,168
First Midwest Bancorp, Inc.	2,146	72,170
First Niagara Financial Group, Inc.	5,413	76,269
First Place Financial Corp.	819	19,566
First Republic Bank	1,023	37,125
First State Bancorporation	828	21,379
FirstFed Financial Corp. *	787	47,228
Flagstar Bancorp, Inc.	1,635	25,261
Flushing Financial Corp.	1,093	18,122
Franklin Bank Corp. *	1,073	18,305
Frontier Financial Corp.	1,192	38,406
GB&T Bancshares, Inc.	753	15,700
Glacier Bancorp, Inc.	1,506	47,499
Gold Banc Corp., Inc.	1,933	35,355
Great Southern Bancorp, Inc.	577	16,254
Greater Bay Bancorp	2,413	64,910
Greenhill & Company, Inc.	557	36,372
Hancock Holding Company	1,264	56,438
Hanmi Financial Corp.	1,891	33,943
Harleysville National Corp.	1,349	29,880

The accompanying notes are an integral part of the financial statements. 227

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Heritage Commerce Corp.	717	$16,469
Horizon Financial Corp.	686	16,649
IBERIABANK Corp.	489	28,245
Independent Bank Corp. - MA	799	24,210
Independent Bank Corp. - MI	1,113	30,018
Integra Bank Corp.	866	18,697
Interchange Financial Services Corp.	1,028	19,563
Irwin Financial Corp.	893	17,896
KNBT Bancorp, Inc.	1,637	25,897
Lakeland Bancorp, Inc.	1,096	17,076
Lakeland Financial Corp.	405	17,739
Macatawa Bank Corp.	535	19,554
MAF Bancorp, Inc.	1,531	65,619
Main Street Banks, Inc.	784	20,259
MainSource Financial Group, Inc.	778	14,222
MB Financial, Inc.	1,074	39,480
MBT Financial Corp.	887	14,902
Mercantile Bankcorp.	440	17,085
Mid-State Bancshares	1,123	32,309
Midwest Banc Holdings, Inc.	696	17,887
Nara Bancorp, Inc.	960	16,771
National Penn Bancshares, Inc.	2,120	44,350
Netbank, Inc.	2,331	17,366
Newalliance Bancshares, Inc.	5,346	75,860
Northern Empire Bancshares *	486	12,378
Northwest Bancorp, Inc.	959	21,788
Old National Bancorp	3,222	68,467
Old Second Bancorp, Inc.	733	23,397
Omega Financial Corp.	706	22,959
Oriental Financial Group, Inc.	1,064	15,173
Pacific Capital Bancorp	2,150	76,820
Park National Corp.	578	60,632
Partners Trust Financial Group, Inc.	2,446	28,814
Peapack Gladstone Financial Corp.	558	15,764
Pennfed Financial Services, Inc.	575	10,684
Peoples Bancorp, Inc.	561	16,527
PFF Bancorp, Inc.	945	29,701
PremierWest Bancorp	796	14,169
PrivateBancorp, Inc.	810	30,723
Prosperity Bancshares, Inc.	1,026	29,610
Provident Bankshares Corp.	1,568	57,028
Provident Financial Services, Inc.	3,415	63,519
Provident New York Bancorp	2,037	24,281
R & G Financial Corp., Class B	1,374	16,199
Renasant Corp.	602	20,751
Republic Bancorp, Inc.	3,724	45,172
S & T Bancorp, Inc.	1,304	47,518
S.Y. Bancorp, Inc.	744	18,436
Sandy Spring Bancorp, Inc.	768	27,241
SCBT Financial Corp.	548	19,180
Seacoast Banking Corp. of Florida	695	18,723
Security Bank Corp.	617	14,210

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Signature Bank *	564	$18,274
Simmons First National Corp., Class A	766	21,808
Southwest Bancorp, Inc.	742	16,242
State Bancorp, Inc.	675	10,712
Sterling Bancorp	1,031	20,971
Sterling Bancshares, Inc.	2,197	39,151
Sterling Financial Corp., Pennsylvania	1,287	26,551
Sterling Financial Corp., Washington	1,642	47,519
Suffolk Bancorp	577	19,797
Summit Bankshares, Inc.	741	13,553
Susquehanna Bancshares, Inc.	2,216	53,428
SVB Financial Group *	1,653	84,286
TD Banknorth, Inc.	2,582	79,349
Texas Capital Bancshares, Inc. *	1,100	23,738
Texas Regional Bancshares, Inc., Class A	1,950	60,216
Tierone Corp.	914	30,162
Tompkins Trustco, Inc.	371	17,315
Trico Bancshares	677	17,521
TrustCo Bank Corp.	3,656	45,956
Trustmark Corp.	2,216	66,812
U.S.B. Holding Company, Inc.	629	13,813
UCBH Holdings, Inc.	4,311	77,167
Umpqua Holdings Corp.	2,119	57,065
Union Bankshares Corp.	476	21,472
United Bankshares, Inc.	1,764	66,097
United Community Banks, Inc.	1,534	41,955
Univest Corp. of Pennsylvania	616	15,074
Unizan Financial Corp.	1,122	30,631
Vineyard National Bancorp Company	470	14,100
Virginia Commerce Bancorp, Inc. *	550	19,965
Virginia Financial Group, Inc.	459	18,360
W Holding Company, Inc.	5,079	40,835
Washington Trust Bancorp, Inc.	654	17,769
Wesbanco, Inc.	1,114	35,370
West Bank Corp.	1,000	18,600
West Coast Bancorp.	798	21,538
Westamerica Bancorporation	1,547	83,909
Western Sierra Bancorp *	439	18,890
Wilshire Bancorp, Inc.	831	15,997
Wintrust Financial Corp.	1,118	58,896
Yardville National Bancorp	517	18,586

		5,534,502
Biotechnology - 1.95%
Aastrom Biosciences, Inc. *	4,960	8,482
Applera Corp. - Celera Genomics Group *	3,479	39,974
Arena Pharmaceuticals, Inc. *	1,717	30,408
Arqule, Inc. *	1,604	8,630
Bio Reference Labs, Inc. *	550	9,466
Bio-Rad Laboratories, Inc., Class A *	827	47,395
Cell Therapeutics, Inc. *	3,524	6,801
Cotherix, Inc. *	643	7,407

The accompanying notes are an integral part of the financial statements. 228

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
deCODE genetics, Inc. *	2,615	$24,633
Digene Corp. *	715	29,644
Discovery Laboratories, Inc. *	2,630	19,962
Exelixis, Inc. *	3,969	43,103
Genitope Corp. *	1,222	11,132
Geron Corp. *	3,014	27,005
Human Genome Sciences, Inc. *	6,138	76,848
ICOS Corp. *	3,013	72,704
Integra LifeSciences Holdings Corp. *	980	39,043
Intermune, Inc. *	1,215	23,158
Keryx Biopharmaceuticals, Inc. *	1,317	22,468
Lexicon Genetics, Inc. *	3,176	13,022
Martek Biosciences Corp. *	1,480	50,438
Medarex, Inc. *	5,248	77,461
MGI Pharma, Inc. *	3,626	63,926
Momenta Pharmaceuticals, Inc. *	442	10,537
Monogram Biosciences, Inc. *	6,036	12,012
Myogen, Inc. *	971	36,801
Myriad Genetics, Inc. *	1,733	44,503
Nabi Biopharmaceuticals *	2,795	11,487
Nektar Therapeutics *	4,014	83,933
Neurocrine Biosciences, Inc. *	1,722	112,980
Orchid Cellmark, Inc. *	1,278	8,550
PRA International *	540	14,229
Progenics Pharmaceuticals, Inc. *	960	28,320
Serologicals Corp. *	1,638	39,623
StemCells, Inc. *	2,993	10,865
Tanox, Inc. *	1,174	22,400
Telik, Inc. *	2,473	54,703
Trimeris, Inc. *	879	11,023

		1,255,076
Broadcasting - 0.53%
Citadel Broadcasting Corp.	2,070	23,060
Cox Radio, Inc., Class A *	1,831	25,323
Cumulus Media, Inc., Class A *	2,521	29,244
Emmis Communications Corp., Class A *	1,525	24,964
Entercom Communications Corp. *	1,676	47,213
Entravision Communications Corp., Class A *	3,683	27,365
Gray Television, Inc.	2,118	17,833
Journal Communications, Inc.	1,367	16,828
Mediacom Communications Corp., Class A *	3,010	16,976
Radio One, Inc., Class D *	3,915	32,651
Regent Communications, Inc. *	1,998	9,131
Saga Communications, Inc., Class A *	1,029	9,745
Salem Communications Corp., Class A *	636	8,891
Sinclair Broadcast Group, Inc., Class A	2,231	16,041
Spanish Broadcasting System, Inc., Class A *	1,961	11,001
World Wrestling Entertainment, Inc., Class A	1,095	16,370
WorldSpace, Inc. *	633	7,336

		339,972

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction - 1.30%
Apogee Enterprises, Inc.	1,377	$23,808
Beacon Roofing Supply, Inc. *	792	31,094
Builders FirstSource, Inc. *	588	13,942
Corrections Corp. of America *	1,831	78,751
Dycom Industries, Inc. *	2,302	49,148
Eagle Materials, Inc.	2,565	138,844
ElkCorp.	955	34,476
Griffon Corp. *	1,376	32,364
Hughes Supply, Inc.	3,081	142,496
Infrasource Services, Inc. *	645	11,526
Interline Brands, Inc. *	625	14,531
Lennox International, Inc.	2,355	75,713
Levitt Corp., Class A	808	18,794
LSI Industries, Inc.	992	15,416
NCI Building Systems, Inc. *	977	56,353
Perini Corp. *	929	28,232
Trex Company, Inc. *	570	14,814
WCI Commmunities, Inc. *	1,626	41,040
Williams Scotsman International Inc *	531	11,857

		833,199
Business Services - 4.56%
ABM Industries, Inc.	1,900	35,055
Acxiom Corp.	4,114	106,470
Administaff, Inc.	927	43,986
ADVO, Inc.	1,494	48,032
AMERCO, Inc. *	484	42,999
Arbitron, Inc.	1,491	58,447
Banta Corp.	1,151	56,065
BearingPoint, Inc. *	8,608	76,697
Black Box Corp.	797	38,081
Bowne & Company, Inc.	1,634	24,330
Bright Horizons Family Solutions, Inc. *	1,292	43,295
Catalina Marketing Corp.	2,343	51,968
CDI Corp.	612	14,988
Central Parking Corp.	982	16,007
Clark, Inc.	838	8,849
Coinstar, Inc. *	1,215	31,347
Compucredit Corp. *	946	35,759
COMSYS IT Partners, Inc. *	676	7,889
CoStar Group, Inc. *	782	40,359
CRA International, Inc. *	537	25,105
CSG Systems International, Inc. *	2,369	52,071
DiamondCluster International, Inc., Class A *	1,466	14,323
eFunds Corp. *	2,132	57,735
Electro Rent Corp. *	946	14,095
Ennis Business Forms, Inc.	1,277	25,182
Euronet Worldwide, Inc. *	1,480	51,889
Exponent, Inc. *	467	14,851
FactSet Research Systems, Inc.	1,598	62,562
Forrester Research, Inc. *	657	14,855
FTI Consulting, Inc. *	1,817	50,767

The accompanying notes are an integral part of the financial statements. 229

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Gartner Group, Inc., Class A *	2,626	$36,974
Geo Group, Inc. *	532	12,023
Gevity HR, Inc.	1,308	32,935
Global Cash Access, Inc. *	609	10,292
GSI Commerce, Inc. *	1,544	24,627
Healthcare Services Group, Inc.	1,295	23,906
Heidrick & Struggles International, Inc. *	939	34,743
Hudson Highland Group, Inc. *	1,145	18,996
Huron Consulting Group, Inc. *	347	9,522
Infocrossing, Inc. *	1,081	12,713
Informatica Corp. *	4,100	65,682
Insight Enterprises, Inc. *	2,308	49,691
Intervoice Brite, Inc. *	1,843	15,794
Jackson Hewitt Tax Service, Inc.	1,776	50,438
John H. Harland Company	1,284	46,468
Kanbay International, Inc. *	1,198	20,342
Kelly Services, Inc., Class A	899	24,264
Kforce, Inc. *	1,590	19,255
Korn/Ferry International *	1,621	34,122
Labor Ready, Inc. *	2,500	61,425
LECG Corp. *	741	11,982
MAXIMUS, Inc.	905	33,042
McGrath Rentcorp	995	27,382
MPS Group, Inc. *	4,832	73,156
Navigant Consulting Company *	2,312	45,061
NCO Group, Inc. *	1,543	34,671
Paxar Corp. *	1,665	31,935
Perot Systems Corp., Class A *	3,815	57,645
PHH Corp. *	2,445	69,903
Pre-Paid Legal Services, Inc.	466	16,827
Quest Software, Inc. *	3,016	43,943
Rent-Way, Inc. *	1,437	9,728
Resource America, Inc.	832	13,661
Resources Connection, Inc. *	2,230	61,370
Rollins, Inc.	1,389	26,905
Scansource, Inc. *	603	35,040
Seachange International, Inc. *	1,327	11,956
SFBC International, Inc. *	867	20,461
Sirva, Inc. *	1,145	9,160
Sonicwall, Inc. *	2,565	17,211
Sotheby's Holdings, Inc., Class A *	1,750	36,960
Source Interlink Companies *	1,598	17,178
SOURCECORP, Inc. *	776	19,866
Spherion Corp. *	2,947	29,411
StarTek, Inc.	631	12,431
TALX Corp.	1,342	42,890
Teletech Holdings, Inc. *	1,700	20,995
TETRA Technologies, Inc. *	2,464	43,884
Triple Crown Media, Inc. *	211	1,414
Tyler Technologies, Inc. *	1,798	17,818
URS Corp. *	1,897	82,690
Viad Corp.	1,080	34,571

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Viisage Technology, Inc. *	654	$12,021
Volt Information Sciences, Inc. *	423	10,122
Watson Wyatt & Company Holdings	1,575	48,132
Wind River Systems, Inc. *	3,369	52,118
Wireless Facilities, Inc. *	2,726	12,267
Zhone Technologies, Inc. *	5,359	13,076

		2,927,153
Cable and Television - 0.18%
Charter Communications, Inc., Class A *	17,231	19,816
Lin TV Corp. *	1,377	12,847
LodgeNet Entertainment Corp. *	924	13,158
Superior Essex, Inc. *	897	23,474
Time Warner Telecom, Inc., Class A *	2,404	30,363
TiVo, Inc. *	2,748	15,251

		114,909
Cellular Communications - 0.40%
Brightpoint, Inc. *	1,908	53,977
Dobson Communications Corp., Class A *	6,489	46,980
Novatel Wireless, Inc *	1,382	11,277
RF Micro Devices, Inc. *	8,789	59,150
Syniverse Holdings, Inc. *	840	12,012
UbiquiTel, Inc. *	3,611	35,280
USA Mobility, Inc. *	1,269	36,573

		255,249
Chemicals - 1.37%
A. Schulman, Inc.	1,468	34,395
Albany Molecular Research, Inc. *	1,144	11,543
American Vanguard Corp.	545	15,647
Arch Chemicals, Inc.	1,137	32,086
Balchem Corp.	664	14,256
Cabot Microelectronics Corp. *	1,166	39,784
Calgon Carbon Corp.	1,834	14,269
Cambrex Corp.	1,276	23,632
CF Industries Holdings, Inc.	1,955	34,447
Ferro Corp.	1,976	39,678
Georgia Gulf Corp.	1,604	46,035
Glenayre Technologies, Inc. *	3,297	12,858
H.B. Fuller Company	1,329	53,957
Hercules, Inc. *	5,336	63,232
Innospec Inc	736	17,149
MacDermid, Inc.	1,451	42,688
Minerals Technologies, Inc.	941	50,372
Newmarket Corp. *	848	29,231
Olin Corp.	3,342	70,215
OM Group, Inc. *	1,360	28,846
Pioneer Companies, Inc. *	578	17,409
Polyone Corp. *	4,394	38,360
Rockwood Holdings, Inc. *	961	22,007
Terra Industries, Inc. *	4,383	31,075
Tronox, Inc.	664	10,159
UAP Holding Corp.	1,583	34,446

The accompanying notes are an integral part of the financial statements. 230

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
W. R. Grace & Company *	3,179	$32,267
Westlake Chemical Corp.	625	21,450

		881,493
Coal - 0.10%
Foundation Coal Holdings, Inc.	1,111	44,440
James River Coal Company *	620	22,413

		66,853
Colleges & Universities - 0.19%
Corinthian Colleges, Inc. *	4,310	55,857
DeVry, Inc. *	2,735	64,218

		120,075
Commercial Services - 0.60%
CBIZ, Inc. *	3,039	22,063
Cenveo, Inc. *	2,332	32,858
Chemed Corp.	1,194	66,195
Color Kinetics, Inc. *	678	11,845
First Advantage Corp., Class A *	278	6,622
Morningstar, Inc. *	407	17,350
Odyssey Marine Exploration, Inc. *	2,033	7,624
Providence Service Corp. *	502	15,477
Shaw Group, Inc. *	3,606	120,260
TNS, Inc. *	530	8,533
Vertrue, Inc. *	393	17,315
Waste Services, Inc. *	3,159	10,804
Wright Express Corp. *	1,904	45,772

		382,718
Computers & Business Equipment - 3.03%
3Com Corp. *	18,034	83,858
3D Systems Corp. *	612	11,628
ADE Corp. *	495	16,375
Advanced Digital Information Corp. *	3,045	26,370
Agilysys, Inc.	1,448	20,692
Anteon International Corp. *	1,297	71,711
Applied Films Corp. *	751	14,427
Benchmark Electronics, Inc. *	1,923	67,728
Blue Coat Systems, Inc. *	494	10,488
Brocade Communications Systems, Inc. *	12,675	66,797
Cogent, Inc. *	1,120	26,051
Digi International, Inc. *	1,186	12,892
Dot Hill Systems Corp. *	2,151	14,541
Echelon Corp. *	1,484	12,020
Electronics for Imaging, Inc. *	2,523	67,667
Extreme Networks, Inc. *	5,787	26,794
Falconstor Software, Inc. *	1,264	11,755
FileNET Corp. *	1,939	49,910
Foundry Networks, Inc. *	5,721	80,323
Gateway, Inc. *	12,189	28,766
Henry, Jack & Associates, Inc.	3,393	74,680
Hypercom Corp. *	2,582	19,856
IHS, Inc., Class A *	480	12,067
InPhonic, Inc. *	799	4,490

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Intergraph Corp. *	1,307 $	47,392
Intermec, Inc. *	2,289	70,226
Ixia *	1,554	18,741
Komag, Inc. *	1,354	63,421
Kronos, Inc. *	1,500	61,515
Lexar Media, Inc. *	3,783	25,346
Maxtor Corp. *	11,933	114,557
Merge Technologies, Inc. *	894	17,281
Micros Systems, Inc. *	1,775	76,840
Mobility Electronics, Inc. *	1,318	12,429
MTS Systems Corp.	934	36,912
Ness Technologies, Inc. *	977	10,962
Netscout Systems, Inc. *	1,301	8,795
Palm, Inc. *	1,957	80,824
Parametric Technology Corp. *	5,103	77,665
Phoenix Technology, Ltd. *	1,382	9,577
Plexus Corp. *	2,036	68,328
Quantum Corp. *	8,752	31,245
Radiant Systems, Inc. *	1,167	16,665
RadiSys Corp. *	983	17,930
Rimage Corp. *	504	10,977
SI International, Inc. *	490	15,954
Silicon Storage Technology, Inc. *	4,178	18,884
Sonic Solutions *	1,161	21,072
Standard Microsystems Corp. *	981	31,902
Stratasys, Inc. *	534	14,669
Sykes Enterprises, Inc. *	1,234	16,437
Synaptics, Inc. *	1,050	24,664
Trident Microsystems, Inc. *	2,357	65,855
Witness Systems, Inc. *	1,299	30,435

		1,949,386
Construction & Mining Equipment - 0.47%
A.S.V., Inc. *	847	27,256
Astec Industries, Inc. *	749	26,904
Bucyrus International, Inc., Class A	954	60,083
Carbo Ceramics, Inc.	927	50,753
Dril-Quip, Inc. *	337	17,120
Gulf Islands Fabrication, Inc.	529	12,024
Kaman Corp., Class A	1,063	24,141
Layne Christensen Company *	501	13,973
Washington Group International, Inc. *	1,210	70,628

		302,882
Construction Materials - 1.17%
Ameron International Corp.	428	25,423
Applied Industrial Technologies, Inc.	1,426	61,004
Clarcor, Inc.	2,419	81,883
Comfort Systems USA, Inc.	1,965	21,595
EMCOR Group, Inc. *	1,438	62,683
Granite Construction, Inc.	1,624	75,272
JLG Industries, Inc.	2,360	139,216

The accompanying notes are an integral part of the financial statements. 231

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Regal-Beloit Corp.	1,157	$46,558
Simpson Manufacturing, Inc.	1,696	66,297
Standex International Corp.	685	21,831
Trinity Industries, Inc.	1,922	101,866
Universal Forest Products, Inc.	738	45,631

		749,259
Containers & Glass - 0.43%
Graphic Packaging Corp. *	3,160	8,216
Greif, Inc., Class A	723	41,869
Jarden Corp. *	3,042	91,229
Longview Fibre Company	2,385	44,886
Mobile Mini, Inc. *	710	38,681
Silgan Holdings, Inc.	1,043	41,115
TAL International Group Inc. *	373	7,960

		273,956
Cosmetics & Toiletries - 0.28%
Chattem, Inc. *	849	33,103
Elizabeth Arden, Inc. *	1,247	30,427
Nature's Sunshine Products, Inc.	589	9,995
Nu Skin Enterprises, Inc., Class A	2,655	48,002
Parlux Fragrances, Inc. *	325	11,242
Playtex Products, Inc. *	1,950	20,475
Revlon, Inc., Class A *	7,015	23,711

		176,955
Crude Petroleum & Natural Gas - 1.00%
Bois d'Arc Energy, Inc. *	644	9,660
Cabot Oil & Gas Corp., Class A	2,281	103,238
Cascade Natural Gas Corp.	839	16,444
Cimarex Energy Company *	3,774	160,999
Edge Petroleum Corp. *	833	23,274
Endeavour International Corp. *	2,845	8,763
FX Energy, Inc. *	1,714	9,478
Gasco Energy, Inc. *	3,083	17,604
Goodrich Petroleum Corp. *	505	12,211
Harvest Natural Resources, Inc. *	1,819	16,389
Hydril *	902	60,741
Parallel Petroleum Corp. *	1,640	27,896
Penn Virginia Corp.	876	54,181
Petroquest Energy, Inc. *	1,953	18,261
Swift Energy Company *	1,323	51,279
Toreador Resources Corp. *	686	20,559
Tri-Valley Corp. *	1,166	9,608
W&T Offshore, Inc.	578	22,490

		643,075
Domestic Oil - 1.82%
Atlas America, Inc. *	579	38,787
Berry Petroleum Company, Class A	808	54,580
Brigham Exploration Company *	1,250	10,712
Carrizo Oil & Gas, Inc. *	946	22,032
Comstock Resources, Inc. *	1,912	53,727
Delta Petroleum Corp. *	1,535	29,948

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Domestic Oil (continued)
Encore Aquisition Company *	2,313	$70,870
Energy Partners, Ltd. *	1,574	36,186
Frontier Oil Corp.	2,558	118,308
Giant Industries, Inc. *	680	39,576
Holly Corp.	960	57,312
Houston Exploration Company *	1,333	77,101
KCS Energy, Inc. *	2,322	54,799
McMoran Exploration Company *	1,017	17,991
Meridian Resource Corp. *	4,159	17,634
Oil States International, Inc. *	1,910	65,952
Remington Oil Gas Corp. *	1,100	46,090
St. Mary Land & Exploration Company	2,667	102,386
Stone Energy Corp. *	1,114	46,120
Syntroleum Corp. *	1,867	16,467
TETRA Technologies, Inc. *	1,610	60,536
Warren Resources, Inc. *	1,035	15,142
Whiting Petroleum Corp. *	1,536	62,362
Williams Clayton Energy, Inc. *	295	12,824
World Fuel Services Corp.	1,279	38,754

		1,166,196
Drugs & Health Care - 2.34%
1 800 Contacts *	520	7,025
Abaxis, Inc. *	996	21,902
Abiomed, Inc. *	1,039	10,806
Acadia Pharmaceuticals, Inc. *	872	13,054
Alpharma, Inc., Class A	1,858	56,204
Antigenics, Inc. *	1,515	9,257
Ariad Pharmaceuticals, Inc. *	2,908	19,513
Arrow International, Inc.	1,012	31,311
Beverly Enterprises, Inc. *	5,140	63,530
Bioenvision, Inc. *	1,988	16,739
Biomarin Pharmaceutical, Inc. *	3,501	45,793
Candela Corp. *	1,138	21,793
Cell Genesys, Inc. *	2,268	15,967
CNS, Inc.	690	14,345
Conmed Corp. *	1,405	27,201
Conor Medsystems, Inc. *	406	10,454
Curagen Corp. *	2,329	11,622
Curis, Inc. *	2,489	6,222
CV Therapeutics, Inc. *	2,049	55,139
Datascope Corp.	589	22,470
Dendreon Corp. *	2,829	13,777
Diversa Corp. *	1,260	9,967
DOV Pharmaceutical, Inc. *	1,111	21,387
Durect Corp., Inc. *	1,889	10,748
Enzo Biochem, Inc. *	1,334	17,569
Enzon Pharmaceuticals, Inc. *	2,150	14,534
Gentiva Health Services, Inc. *	1,174	19,559
Healthextras, Inc. *	1,006	31,146
I-Flow Corp. *	992	13,620
Illumina, Inc. *	1,713	43,562

The accompanying notes are an integral part of the financial statements. 232

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
Immucor Corp. *	2,133	$63,606
Immunogen, Inc. *	2,065	9,437
Intuitive Surgical, Inc. *	1,623	146,395
Invacare Corp.	1,443	45,180
K-V Pharmaceutical Company, Class A *	1,716	39,416
Landauer, Inc.	448	20,608
Luminex Corp. *	1,296	18,144
Mannatech, Inc.	788	10,551
Matria Healthcare, Inc. *	976	42,231
Maxygen, Inc. *	1,293	10,060
Mentor Corp.	1,498	64,474
Meridian Bioscience, Inc.	885	19,727
Molina Healthcare, Inc. *	537	15,256
Nanogen, Inc. *	2,510	6,325
NeoPharm, Inc. *	874	8,845
Neurogen Corp. *	1,228	8,277
New River Pharmaceuticals, Inc. *	574	17,553
Northfield Laboratories, Inc. *	1,154	12,082
Option Care, Inc.	1,097	15,380
OraSure Technologies, Inc. *	2,154	20,506
Parexel International Corp. *	1,267	32,461
Perrigo Company	3,992	63,433
Res-Care, Inc. *	1,014	18,546
Savient Pharmaceuticals, Inc. *	3,051	15,774
Seattle Genetics, Inc. *	1,383	7,302
Vital Signs, Inc.	287	14,654
West Pharmaceutical Services, Inc.	1,472	47,531
Zymogenetics, Inc. *	1,456	32,236

		1,502,206
Educational Services - 0.22%
eCollege.com *	876	18,072
Educate, Inc. *	910	7,835
Leapfrog Enterprises, Inc., Class A *	1,552	18,081
Strayer Education, Inc.	694	66,853
Universal Technical Institute, Inc. *	1,032	31,796

		142,637
Electrical Equipment - 1.50%
A.O. Smith Corp.	779	36,068
American Science & Engineering, Inc. *	390	29,675
Anaren, Inc. *	907	15,582
Anixter International, Inc. *	1,466	67,069
Artesyn Technologies, Inc. *	1,828	19,925
Audiovox Corp., Class A *	854	10,906
Baldor Electric Company	1,594	51,406
C & D Technologies, Inc.	1,326	11,324
Cohu, Inc.	1,036	21,880
DTS, Inc. *	882	16,273
Encore Wire Corp. *	779	24,297
Excel Technology, Inc. *	618	18,453
General Cable Corp. *	1,884	50,868
Genlyte Group, Inc. *	1,129	69,863

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Global Power Equipment Group, Inc. *	1,836	$9,290
Greatbatch, Inc. *	1,034	22,862
Littelfuse, Inc. *	1,089	31,298
Methode Electronics, Inc., Class A	1,791	21,976
Metrologic Instruments, Inc. *	583	13,065
Plug Power, Inc. *	2,455	12,496
Power-One, Inc. *	3,567	20,225
Sirf Technology Holdings, Inc. *	1,633	61,123
Ultralife Batteries, Inc. *	780	9,711
Universal Electronics, Inc. *	786	14,117
Varian, Inc. *	1,500	59,850
Vicor Corp.	914	18,179
W.H. Brady Company, Class A	1,923	71,113
Watsco, Inc.	994	69,202
Wesco International, Inc. *	1,480	84,834

		962,930
Electrical Utilities - 1.42%
Allete, Inc.	1,190	55,537
Avista Corp.	2,316	45,394
Black Hills Corp.	1,527	52,788
Central Vermont Public Service Corp.	746	15,972
CH Energy Group, Inc.	760	37,316
Cleco Corp.	2,368	53,256
Connecticut Water Service, Inc.	606	15,368
Duquesne Light Holdings, Inc.	3,642	63,189
El Paso Electric Company *	2,279	46,606
Empire District Electric Company	1,282	28,358
IDACORP, Inc.	1,973	64,991
ITC Holdings Corp.	601	15,662
MGE Energy, Inc.	992	33,252
NorthWestern Corp.	1,689	54,774
Otter Tail Corp.	1,389	43,267
Pike Electric Corp. *	647	12,325
Quanta Services, Inc. *	5,463	74,788
Sierra Pacific Resources *	8,167	116,298
UIL Holding Corp.	696	35,670
Unisource Energy Corp.	1,626	49,447

		914,258
Electronics - 1.81%
Adaptec, Inc. *	5,332	33,378
Analogic Corp.	663	35,769
Ansoft Corp. *	339	13,279
August Technology Corp. *	937	9,417
Bel Fuse, Inc., Class B	573	18,972
Belden CDT, Inc.	2,029	52,308
Bell Microproducts, Inc. *	1,506	9,051
Checkpoint Systems, Inc. *	1,772	50,608
CTS Corp.	1,763	21,773
Cubic Corp.	792	17,123
Daktronics, Inc.	737	26,119
Electro Scientific Industries, Inc. *	1,345	33,571

The accompanying notes are an integral part of the financial statements. 233

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Enersys *	2,190	$29,740
Fargo Electronics, Inc. *	653	12,361
FEI Company *	1,143	22,872
Franklin Electric, Inc.	1,055	47,317
Hutchinson Technology, Inc. *	1,200	33,012
Identix, Inc. *	4,329	35,368
II-VI, Inc. *	1,121	20,391
Imation Corp.	1,552	68,055
Integrated Silicon Solution, Inc. *	1,806	11,414
Itron, Inc. *	1,094	65,049
Keithley Instruments, Inc.	684	10,315
Kemet Corp. *	4,089	36,433
LaBarge, Inc. *	544	9,107
LeCroy Corp. *	651	9,635
LoJack Corp. *	815	18,541
Measurement Specialties, Inc. *	608	14,847
Medis Technologies, Ltd. *	730	13,870
Mentor Graphics Corp. *	3,736	41,955
Mercury Computer Systems, Inc. *	1,039	17,912
Multi-Fineline Electronix, Inc. *	377	21,466
OSI Systems, Inc. *	757	15,708
Park Electrochemical Corp.	954	27,542
Photon Dynamics, Inc. *	825	17,482
Portalplayer, Inc. *	722	18,238
Rogers Corp. *	799	39,183
Supertex, Inc. *	475	15,993
Sycamore Networks, Inc. *	8,305	38,784
Taser International, Inc. *	2,922	27,934
Technitrol, Inc.	1,927	42,163
TTM Technologies, Inc. *	2,000	25,820
Universal Display Corp. *	1,154	16,387
X-Rite, Inc.	1,137	14,497

		1,160,759
Energy - 0.69%
Alon USA Energy, Inc. *	508	9,881
Covanta Holding Corp. *	5,089	88,294
Evergreen Solar, Inc. *	1,862	29,029
Fuelcell Energy, Inc. *	2,281	25,387
Hanover Compressor Company *	4,255	65,016
Headwaters, Inc. *	1,938	71,939
KFx, Inc. *	2,780	58,046
New Jersey Resources Corp.	1,286	57,870
Pioneer Drilling Company *	938	13,498
Quantum Fuel Systems Technologies
Worldwide, Inc. *	2,314	10,482
SunPower Corp, Class A. *	334	14,663

		444,105
Financial Services - 2.76%
Accredited Home Lenders Holding Company *	833	44,407
Ace Cash Express, Inc. *	590	14,532

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Advance America Cash Advance Centers,
Inc.	3,235	$44,999
Advanta Corp., Class B	920	32,264
Archipelago Holdings, Inc. *	1,379	88,808
Asset Acceptance Capital Corp. *	440	8,796
Asta Funding, Inc.	512	17,828
Bankrate, Inc. *	454	16,412
Calamos Asset Management, Inc.	1,110	42,591
Charter Municipal Mortgage Acceptance
Company, SBI	1,963	43,323
City Holding Company	889	32,369
Collegiate Funding Services *	776	15,512
Commercial Capital Bancorp, Inc.	2,113	30,279
Delphi Financial Group, Inc.	1,333	69,423
Encore Capital Group, Inc. *	724	12,482
Federal Agricultural Mortgage Corp., Class C	570	17,020
Financial Federal Corp.	1,265	35,318
Fremont General Corp.	3,038	72,061
Fulton Financial Corp.	830	14,608
GFI Group, Inc. *	285	17,117
Harbor Florida Bancshares, Inc.	1,008	38,314
Heartland Payment Systems, Inc. *	268	5,909
Intercontinental Exchange Inc. *	702	38,435
International Securities Exchange, Inc. *	560	23,638
Investment Technology Group, Inc. *	1,859	84,547
Investors Bancorp Inc. *	1,559	19,410
Investors Real Estate Trust, SBI	2,400	22,704
Ipayment, Inc. *	599	25,595
ITLA Capital Corp. *	336	15,550
Knight Capital Group, Inc. *	5,088	64,058
LaBranche & Company, Inc. *	2,550	36,083
MarketAxess Holdings, Inc. *	1,159	15,241
Moneygram International, Inc.	4,044	115,942
Nasdaq Stock Market, Inc. *	2,093	84,787
National Financial Partners Corp.	1,662	97,809
NBT Bancorp, Inc.	1,562	35,739
Ocwen Financial Corp. *	1,778	17,460
optionsXpress Holdings, Inc.	1,003	30,872
Piper Jaffray Companies, Inc. *	984	48,885
Portfolio Recovery Associates, Inc. *	753	36,829
Sanders Morris Harris Group, Inc.	729	11,649
Stifel Financial Corp. *	428	16,405
SWS Group, Inc.	849	20,690
UMB Financial Corp.	712	48,160
United Community Financial Corp.	1,566	19,168
Waddell & Reed Financial, Inc., Class A	3,605	83,960
World Acceptance Corp. *	930	23,975
WSFS Financial Corp.	321	19,353

		1,771,316
Food & Beverages - 1.37%
Bob Evans Farms, Inc.	1,670	48,714
Buffalo Wild Wings, Inc. *	384	14,565

The accompanying notes are an integral part of the financial statements. 234

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Chiquita Brands International, Inc.	1,961	$33,768
Coca-Cola Bottling Company	296	13,388
Corn Products International, Inc.	3,512	94,684
Denny's Corp. *	4,376	19,473
Domino's Pizza, Inc.	1,495	38,123
Fisher Communications, Inc. *	354	15,151
Flowers Foods, Inc.	2,353	64,708
Gold Kist, Inc. *	2,456	32,591
Green Medium Term Note Coffee, Inc. *	243	9,965
Hain Celestial Group, Inc. *	1,410	32,909
Hansen Natural Corp. *	695	64,871
J & J Snack Foods Corp.	648	22,000
John B. Sanfilippo & Son, Inc. *	458	6,687
Lance, Inc.	1,496	32,523
Nuco2, Inc. *	560	16,772
Peets Coffee & Tea, Inc. *	678	20,299
Performance Food Group Company *	1,772	52,044
Ralcorp Holdings, Inc. *	1,406	54,300
Ruth's Chris Steak House, Inc. *	671	14,440
Sanderson Farms, Inc.	864	20,149
Seabord Corp.	16	23,904
Sensient Technologies Corp.	2,284	40,929
Spartan Stores, Inc.	1,084	12,780
The Steak & Shake Company *	1,343	24,483
Tootsie Roll Industries, Inc.	1,197	33,827
USANA Health Sciences, Inc. *	491	21,187

		879,234
Forest Products - 0.06%
Caraustar Industries, Inc. *	1,451	14,757
Deltic Timber Corp.	504	26,339

		41,096
Funeral Services - 0.09%
Alderwoods Group, Inc. *	1,922	32,828
Stewart Enterprises, Inc., Class A	5,035	25,527

		58,355
Furniture & Fixtures - 0.35%
American Woodmark Corp.	553	18,802
Ethan Allen Interiors, Inc.	1,629	66,317
Furniture Brands International, Inc.	2,273	56,189
Hooker Furniture Corp.	609	9,360
Kimball International, Inc., Class B	1,229	17,415
La-Z-Boy, Inc.	2,472	39,428
Stanley Furniture Company, Inc.	684	17,442

		224,953
Gas & Pipeline Utilities - 1.17%
American States Water Company	829	28,592
Aquila, Inc. *	17,495	68,230
Bill Barrett Corp. *	607	20,104
California Water Service Group	827	36,189
Crosstex Energy, Inc.	302	24,030
Global Industries, Ltd. *	3,908	49,671

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities (continued)
Maverick Tube Corp. *	1,996	$92,874
Middlesex Water Company	702	13,549
Nicor, Inc.	1,986	85,259
Northwest Natural Gas Company	1,303	44,615
Peoples Energy Corp.	1,733	63,618
South Jersey Industries, Inc.	1,330	38,038
Southwest Gas Corp.	1,779	50,737
Southwest Water Company	1,144	20,672
The Laclede Group, Inc.	1,019	34,330
Transmontaigne, Inc. *	2,066	15,578
WGL Holdings, Inc.	2,230	68,684

		754,770
Gold - 0.04%
Royal Gold, Inc.	869	27,313
Healthcare Products - 2.38%
Align Technology, Inc. *	2,959	24,145
American Medical Systems Holdings, Inc. *	3,255	70,536
Arthrocare Corp. *	1,143	51,629
Aspect Medical Systems, Inc. *	777	20,816
Biosite, Inc. *	802	43,372
Bruker BioSciences Corp. *	1,958	8,752
Caliper Life Sciences, Inc. *	1,462	9,693
Cantel Medical Corp. *	564	9,656
Computer Programs & Systems, Inc.	398	18,292
Cyberonics, Inc. *	1,009	27,414
Cypress Biosciences, Inc. *	1,518	9,078
Diagnostic Products Corp.	1,070	49,380
DJ Orthopedics, Inc. *	1,032	35,996
Encore Medical Corp. *	2,065	12,307
Foxhollow Technologies, Inc. *	657	17,450
Haemonetics Corp. *	1,208	62,574
Health Tronics, Inc. *	1,671	12,148
Hologic, Inc. *	2,039	97,525
ICU Medical, Inc. *	680	23,868
Intralase Corp. *	646	11,970
Inverness Medical Innovations, Inc. *	967	25,616
Kensey Nash Corp. *	494	12,093
Kyphon, Inc. *	1,363	48,673
LCA-Vision, Inc.	960	41,856
LifeCell Corp. *	1,514	33,399
Lifeline Systems, Inc. *	620	29,562
Mannkind Corp. *	1,210	20,921
Merit Medical Systems, Inc. *	1,324	18,867
Molecular Devices Corp. *	837	26,642
Nuvasive, Inc. *	767	14,182
Owens & Minor, Inc.	1,866	59,507
Polymedica Corp.	1,145	46,304
PSS World Medical, Inc. *	3,050	52,704
Somanetics Corp. *	505	12,787
SonoSite, Inc. *	748	30,189
STERIS Corp.	3,223	79,834

The accompanying notes are an integral part of the financial statements. 235

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
SurModics, Inc. *	721	$27,946
Sybron Dental Specialties, Inc. *	1,871	71,584
Symmetry Medical, Inc. *	400	8,288
The Medicines Company *	2,340	47,713
Thermogenesis Corp. *	2,347	9,365
Thoratec Corp. *	2,288	46,035
Tripath Imaging, Inc. *	1,531	9,906
Ventana Medical Systems, Inc. *	1,479	53,643
Viasys Healthcare, Inc. *	1,468	42,836
Wright Medical Group, Inc. *	1,402	27,101
Zoll Medical Corp. *	525	13,781

		1,527,935
Healthcare Services - 1.48%
Allied Healthcare International, Inc. *	1,584	7,667
Amedisys, Inc. *	740	23,813
America Service Group, Inc. *	580	10,469
American Dental Partners, Inc. *	638	8,313
American Retirement Corp. *	1,334	35,911
AMN Healthcare Services, Inc. *	601	12,465
Apria Healthcare Group, Inc. *	2,301	52,900
Barrier Therapeutics, Inc. *	782	7,906
Brookdale Senior Living, Inc.	317	10,496
CorVel Corp. *	360	7,020
Cross Country Healthcare, Inc. *	1,558	28,527
Eclipsys Corp. *	1,820	46,810
Genesis HealthCare Corp. *	937	37,246
Healthways Inc *	1,559	67,894
Hooper Holmes, Inc.	3,576	10,156
Horizon Health Corp. *	539	12,435
Intermagnetics General Corp. *	1,997	58,737
Kindred Healthcare, Inc. *	1,335	28,863
Magellan Health Services, Inc. *	1,298	49,571
National Healthcare Corp.	337	13,665
Nitromed, Inc. *	784	9,212
Odyssey Healthcare, Inc. *	1,647	30,996
PainCare Holdings, Inc. *	2,283	6,986
Pediatrix Medical Group, Inc. *	1,076	101,553
Per-Se Technologies, Inc. *	1,465	37,006
Phase Forward, Inc. *	1,085	10,785
Radiation Therapy Services, Inc. *	529	15,018
Symbion, Inc. *	848	19,996
The Advisory Board Company *	908	49,005
United Surgical Partners International, Inc. *	2,037	71,601
US Physical Therapy, Inc. *	678	13,051
Vistacare, Inc. *	589	7,981
WebMD Health Corp. *	298	11,074
Wellcare Health Plans, Inc. *	875	34,081

		949,209
Holdings Companies/Conglomerates - 0.04%
United Industrial Corp.	481	24,849

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Homebuilders - 0.33%
Champion Enterprises, Inc. *	3,576	$55,500
Palm Harbor Homes, Inc. *	509	10,664
Schottenstein Homes, Inc.	585	24,640
Walter Industries, Inc.	1,695	111,582
William Lyon Homes, Inc. *	115	9,786

		212,172
Hotels & Restaurants - 1.37%
AFC Enterprises, Inc. *	1,027	15,960
Ameristar Casinos, Inc.	1,173	25,912
Aztar Corp. *	1,652	49,857
BJ's Restaurants, Inc. *	709	18,002
California Pizza Kitchen, Inc. *	919	27,625
CEC Entertainment, Inc. *	1,632	53,138
CKE Restaurants, Inc.	2,783	47,339
Dave & Buster's, Inc. *	783	14,094
IHOP Corp.	892	45,403
Jack In the Box, Inc. *	1,697	67,880
Krispy Kreme Doughnuts, Inc. *	2,687	18,137
Landry's Restaurants, Inc.	771	23,801
Lodgian, Inc. *	1,317	16,515
Lone Star Steakhouse & Saloon, Inc.	860	23,186
Luby's Cafeterias, Inc. *	1,118	16,669
Magna Entertainment Corp., Class A *	1,908	12,803
Marcus Corp.	1,000	16,430
McCormick & Schmick's Seafood
Restaurants, Inc. *	409	9,583
MTR Gaming Group, Inc. *	1,233	12,293
O'Charley's, Inc. *	1,117	19,838
P.F. Chang's China Bistro, Inc. *	1,221	59,023
Papa Johns International, Inc. *	1,028	33,821
RARE Hospitality International, Inc. *	1,602	51,264
Red Robin Gourmet Burgers, Inc. *	668	26,713
Ruby Tuesday, Inc.	2,988	85,307
Ryan's Restaurant Group, Inc. *	2,035	26,882
Texas Roadhouse, Inc., Class A *	1,990	30,566
Triarc Companies, Inc.	2,071	32,308

		880,349
Household Appliances - 0.29%
Bassett Furniture Industries, Inc.	677	13,059
Consolidated Tomoka Land Company	283	18,395
Drew Industries, Inc. *	738	23,948
Jacuzzi Brands, Inc. *	3,646	35,658
Libbey, Inc.	794	7,035
Lifetime Brands, Inc.	390	8,806
Maytag Corp.	3,747	64,449
Technical Olympic USA, Inc.	749	15,864

		187,214
Household Products - 0.41%
Blyth, Inc.	1,278	28,474
Central Garden & Pet Company *	916	49,794

The accompanying notes are an integral part of the financial statements. 236

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
Martha Stewart Living
Omnimedia, Inc., Class A *	1,060	$18,338
Select Comfort Corp. *	1,701	62,172
Tupperware Corp.	2,491	52,784
TurboChef Technologies, Inc. *	623	8,286
Water Pik Technology, Inc. *	704	19,395
WD-40 Company	878	26,805

		266,048
Industrial Machinery - 2.22%
Actuant Corp., Class A	1,259	69,371
AGCO Corp. *	4,159	81,308
Albany International Corp., Class A	1,347	50,068
Badger Meter, Inc.	312	16,673
Briggs & Stratton Corp.	2,401	85,187
Cascade Corp.	575	29,819
Ceradyne, Inc. *	1,149	69,951
Circor International, Inc.	794	21,914
Cognex Corp.	1,926	52,984
Dionex Corp. *	960	52,675
Energy Conversion Devices, Inc. *	945	44,273
EnPro Industries, Inc. *	997	32,672
Flowserve Corp. *	2,575	132,355
Gardner Denver, Inc. *	1,182	72,528
Gehl Company *	579	19,159
Gorman Rupp Company	546	12,432
Kadant, Inc. *	777	14,678
Kennametal, Inc.	1,756	102,691
Lindsay Manufacturing Company	639	15,656
Lufkin Industries, Inc.	666	34,472
Manitowoc, Inc.	1,393	107,359
Middleby Corp. *	251	23,770
NACCO Industries, Inc., Class A	241	33,451
Presstek, Inc. *	1,452	18,397
Robbins & Myers, Inc.	655	13,742
Rofin Sinar Technologies, Inc. *	722	38,035
Stewart & Stevenson Services, Inc.	1,374	47,334
Tecumseh Products Company, Class A	809	18,291
Tennant Company	396	18,493
Tredegar Industries, Inc.	1,389	22,919
Valmont Industries, Inc.	826	30,042
Watts Industries, Inc., Class A	1,196	42,793

		1,425,492
Industrials - 0.31%
Brookfield Homes Corp.	688	34,200
Clean Harbors, Inc. *	751	24,768
Crane Company	2,416	92,992
GrafTech International, Ltd. *	4,689	23,914
Intevac, Inc. *	1,050	23,027

		198,901
Insurance - 2.03%
21st Century Insurance Group	1,611	26,098

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Alfa Corp.	1,629	$26,194
American Equity Investment Life Holding
Company	1,659	22,214
American Physicians Capital, Inc. *	391	19,272
Argonaut Group, Inc. *	1,350	49,302
Bristol West Holdings, Inc.	892	16,538
Ceres Group, Inc. *	2,081	11,258
Citizens, Inc. Class A *	1,996	10,619
CNA Surety Corp. *	834	14,495
Crawford & Company, Class B	1,347	8,163
Direct General Corp.	805	12,872
Donegal Group, Inc.	558	13,643
FBL Financial Group, Inc., Class A	683	23,372
First Acceptance Corp. *	965	11,821
FPIC Insurance Group, Inc. *	524	18,413
Harleysville Group, Inc.	686	18,062
Hilb, Rogal and Hamilton Company	1,519	58,709
Horace Mann Educators Corp.	2,071	38,624
Infinity Property & Casualty Corp.	1,004	39,819
KMG America Corp. *	1,202	12,621
LandAmerica Financial Group, Inc.	852	56,828
Midland Company	539	18,148
National Western Life Insurance Company,
Class A *	111	24,760
Navigators Group, Inc. *	470	22,043
Ohio Casualty Corp.	2,960	90,606
Phoenix Companies, Inc.	4,501	64,589
PICO Holdings, Inc. *	430	14,521
PMA Capital Corp., Class A *	1,682	16,181
Presidential Life Corp.	1,050	23,006
ProAssurance Corp. *	1,340	68,729
RLI Corp.	1,087	57,307
Safety Insurance Group, Inc.	601	25,981
Selective Insurance Group, Inc.	1,352	73,306
State Auto Financial Corp.	705	22,969
Stewart Information Services Corp.	816	38,311
Tower Group, Inc.	863	15,612
Triad Guaranty, Inc. *	460	20,879
U.S.I. Holdings Corp. *	2,184	31,319
UICI	1,661	60,942
United Fire & Casualty Company	824	29,491
Universal American Financial Corp. *	1,267	19,195
Zenith National Insurance Corp.	1,142	58,813

		1,305,645
International Oil - 0.27%
ATP Oil & Gas Corp. *	861	32,072
Callon Petroleum Company *	686	12,128
Cheniere Energy, Inc. *	2,250	89,213
Parker Drilling Company *	4,544	42,032

		175,445

The accompanying notes are an integral part of the financial statements. 237

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Content - 0.71%
Alloy Inc. *	485	$6,387
AMICAS, Inc. *	2,375	11,661
Applied Digital Solutions, Inc. *	3,130	8,451
Audible, Inc. *	1,160	11,751
Autobytel, Inc. *	2,185	10,204
CMGI, Inc. *	22,582	32,970
CNET Networks, Inc. *	6,010	83,178
Digitas, Inc. *	4,188	59,176
Harris Interactive, Inc. *	2,588	14,545
InfoSpace, Inc. *	1,449	34,935
Internet Cap Group, Inc. *	1,836	16,708
iVillage, Inc. *	2,247	18,313
Jupitermedia Corp. *	958	14,217
NetFlix, Inc. *	1,721	46,140
Netratings, Inc. *	689	8,978
ProQuest Company *	1,207	25,709
RightNow Technologies, Inc. *	538	8,872
Schawk, Inc., Class A	623	15,482
Sohu.com, Inc. *	1,176	24,731
WebSideStory, Inc. *	451	7,067

		459,475
Internet Retail - 0.37%
1-800-Flowers.com, Inc. *	1,448	9,238
Ariba, Inc. *	3,145	32,079
Blue Nile, Inc. *	714	23,826
Drugstore.com, Inc. *	3,373	8,500
HomeStore, Inc. *	6,927	43,086
Navarre Corp. *	1,353	5,182
Nutri/System, Inc. *	1,136	48,814
Overstock.com, Inc. *	505	11,363
Priceline.com, Inc. *	1,183	29,043
Stamps.com, Inc. *	777	25,027

		236,158
Internet Service Provider - 0.46%
Avocent Corp. *	2,337	78,079
C-COR.net Corp. *	2,326	16,515
Earthlink, Inc. *	5,548	55,036
Entrust, Inc. *	3,073	11,370
eSPEED, Inc., Class A *	1,136	9,440
Online Resources Corp. *	1,067	13,551
Redback Networks, Inc. *	1,969	37,312
Terremark Worldwide, Inc. *	1,428	7,683
TriZetto Group, Inc. *	2,016	33,788
United Online, Inc.	2,860	34,349

		297,123
Internet Software - 1.07%
Agile Software Corp. *	2,635	18,287
Click Commerce, Inc. *	407	10,265
Cybersource Corp. *	1,409	11,779
Digital River, Inc. *	1,605	60,412
eResearch Technology, Inc. *	2,406	35,392

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software (continued)
Internet Security Systems, Inc. *	1,822	$42,471
Interwoven, Inc. *	2,011	17,496
Keynote Systems, Inc. *	949	10,676
Lionbridge Technologies, Inc. *	2,229	15,960
MatrixOne, Inc. *	2,555	15,509
NIC, Inc. *	1,654	9,941
Openwave Systems, Inc. *	3,289	65,287
RealNetworks, Inc. *	5,373	42,232
RSA Security, Inc. *	3,372	49,501
S1 Corp. *	3,427	14,119
Safenet, Inc. *	1,158	28,857
Sapient Corp. *	3,850	28,875
Stellent, Inc. *	1,251	13,698
SupportSoft, Inc. *	2,219	9,164
TIBCO Software, Inc. *	10,130	87,827
VASCO Data Security International, Inc. *	1,155	11,538
Vignette Corp. *	1,406	22,637
WebEx Communications, Inc. *	1,554	43,326
WebMethods, Inc. *	2,601	19,351

		684,600
Investment Companies - 0.34%
Apollo Investment Corp.	2,895	54,397
Ares Cap Corp.	1,507	26,131
Capital Southwest Corp.	156	15,031
GAMCO Investors, Inc.	389	17,501
Gladstone Capital Corp.	715	14,636
Gladstone Investment Corp.	901	13,578
Harris & Harris Group, Inc. *	934	12,348
MCG Capital Corp.	2,360	36,108
NGP Capital Resources Company	1,006	14,044
Technology Investment Capital Corp.	816	12,444

		216,218
Leisure Time - 1.27%
4Kids Entertainment, Inc. *	721	12,257
Alliance Gaming Corp. *	2,447	36,216
Arctic Cat, Inc.	722	17,328
Blockbuster, Inc., Class A	8,995	34,811
Bluegreen Corp. *	998	15,838
Callaway Golf Company	3,591	59,216
Carmike Cinemas, Inc.	620	14,768
Churchill Downs, Inc.	404	16,188
Gaylord Entertainment Company *	1,892	84,478
Handleman Company	1,069	10,508
Isle of Capri Casinos, Inc. *	720	21,823
K2, Inc. *	2,294	26,152
Life Time Fitness, Inc. *	1,109	46,534
Mikohn Gaming Corp. *	1,695	13,458
Monarch Casino & Resort, Inc. *	505	13,539
Movie Gallery, Inc.	1,232	3,930
Multimedia Games, Inc. *	1,365	14,455
Pinnacle Entertainment, Inc. *	1,938	54,361

The accompanying notes are an integral part of the financial statements. 238

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time (continued)
RC2 Corp. *	858	$30,914
Riviera Holdings Corp. *	446	7,158
Shuffle Master, Inc. *	1,697	44,343
Six Flags, Inc. *	4,365	46,051
Speedway Motorsports, Inc.	740	26,529
Steinway Musical Instruments, Inc. *	439	14,465
Sturm Ruger & Company, Inc.	1,166	8,395
Sunterra Corp. *	1,001	15,015
The Nautilus Group, Inc.	1,578	25,958
Topps, Inc.	1,845	14,908
Vail Resorts, Inc. *	1,458	48,172
West Marine, Inc. *	690	8,880
WMS Industries, Inc. *	1,019	29,602

		816,250
Life Sciences - 0.17%
American Ecology Corp.	617	11,735
Incyte Corp. *	3,969	23,338
Ionatron, Inc. *	1,136	13,019
Senomyx, Inc. *	1,074	17,463
Symyx Technologies, Inc. *	1,552	45,008

		110,563
Liquor - 0.07%
Boston Beer Company, Inc. *	549	14,675
Central European Distribution Corp. *	790	33,109

		47,784
Manufacturing - 0.86%
Acuity Brands, Inc.	2,064	81,507
Barnes Group, Inc.	826	31,702
Blout International, Inc. *	1,439	23,513
Coherent, Inc. *	1,438	46,677
ESCO Technologies, Inc. *	1,190	60,428
Hexcel Corp. *	2,784	59,912
Kaydon Corp.	1,372	49,392
Lancaster Colony Corp.	1,228	49,292
Mine Safety Appliances Company	1,352	53,877
Nordson Corp.	1,190	59,405
Raven Industries, Inc.	752	26,531
Reddy Ice Holdings, Inc.	563	11,373

		553,609
Medical-Hospitals - 0.56%
AmSurg Corp. *	1,421	31,134
Centene Corp. *	1,991	54,454
Cepheid, Inc. *	2,057	18,842
ev3, Inc. *	480	7,997
IRIS International, Inc. *	797	18,116
Laserscope, Inc. *	945	20,667
Neurometrix, Inc. *	280	10,057
Palomar Medical Technologies, Inc. *	808	25,816
Psychiatric Solutions, Inc. *	2,404	79,404
RehabCare Group, Inc. *	839	16,931
Sunrise Senior Living, Inc. *	1,541	54,644

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Medical-Hospitals (continued)
Vital Images, Inc. *	631	$20,949

		359,011
Metal & Metal Products - 0.90%
A. M. Castle & Company	547	15,491
Commercial Metals Company	2,787	126,223
Dynamic Materials Corp.	287	9,385
Earle M. Jorgensen Company *	921	12,894
Gibraltar Industries, Inc.	1,150	29,337
Matthews International Corp., Class A	1,511	56,119
Metal Management, Inc.	1,021	28,802
Mueller Industries, Inc.	1,727	57,008
NN, Inc.	1,150	14,191
Quanex Corp.	1,156	71,753
Reliance Steel & Aluminum Company	1,323	109,002
Sun Hydraulics, Inc.	354	8,050
Titanium Metals Corp. *	1,048	42,989

		581,244
Mining - 0.75%
Alpha Natural Resources, Inc. *	1,377	29,427
AMCOL International Corp.	1,046	28,880
Brush Wellman, Inc. *	970	16,888
Charles & Colvard, Ltd.	746	10,462
Cleveland-Cliffs, Inc.	1,015	87,341
Coeur d'Alene Mines Corp. *	11,133	61,677
Compass Minerals International, Inc.	977	24,376
Hecla Mining Company *	5,518	27,480
Lincoln Electric Holding, Inc.	1,684	77,733
RTI International Metals, Inc. *	1,042	43,816
Stillwater Mining Company *	1,939	25,226
USEC, Inc.	4,038	50,233

		483,539
Mobile Homes - 0.28%
Coachmen Industries, Inc.	794	9,369
Fleetwood Enterprises, Inc. *	2,623	29,640
Skyline Corp.	395	15,847
Thor Industries, Inc.	1,598	75,426
Winnebago Industries, Inc.	1,559	50,075

		180,357
Newspapers - 0.04%
Journal Register Company	2,028	26,080
Office Furnishings & Supplies - 0.31%
Global Imaging Systems, Inc. *	1,112	40,143
IKON Office Solutions, Inc.	5,319	69,945
The Standard Register Company	859	14,105
United Stationers, Inc. *	1,499	74,200

		198,393
Paper - 0.40%
Bowater, Inc.	2,594	67,496
Buckeye Technologies, Inc. *	1,556	13,708
Chesapeake Corp.	971	12,808

The accompanying notes are an integral part of the financial statements. 239

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper (continued)
Mercer International, Inc. *	1,538	$14,042
Neenah Paper, Inc.	743	22,743
P.H. Glatfelter Company	2,109	34,672
Potlatch Corp. *	1,330	48,465
Rock-Tenn Company, Class A	1,428	18,735
Wausau-Mosinee Paper Corp.	2,081	27,053

		259,722
Petroleum Services - 1.52%
Atwood Oceanics, Inc. *	626	56,453
Bronco Drilling Company, Inc. *	253	6,125
Cal Dive International, Inc. *	3,638	128,094
Grey Wolf, Inc. *	8,992	62,404
Gulfmark Offshore, Inc. *	745	20,428
Hercules Offshore, Inc. *	359	10,914
Hornbeck Offshore Services, Inc. *	751	24,152
Input/Output, Inc. *	3,295	24,910
Lone Star Technologies, Inc. *	1,406	69,878
Newpark Resources, Inc. *	3,978	29,676
Oceaneering International, Inc. *	1,221	67,326
PetroHawk Energy Corp. *	2,390	30,186
Petroleum Development Corp. *	802	34,494
RPC, Inc.	1,078	22,843
SEACOR SMIT, Inc. *	842	61,441
Superior Energy Services, Inc. *	3,661	95,186
TODCO *	2,216	74,280
Universal Compression Holdings, Inc. *	850	37,188
Veritas DGC, Inc. *	1,596	67,239
W-H Energy Services, Inc. *	1,330	52,535

		975,752
Pharmaceuticals - 2.57%
Abgenix, Inc. *	4,225	93,964
Adams Respiratory Therapeutics, Inc. *	386	14,479
Adolor Corp. *	1,910	52,468
Alexion Pharmaceuticals, Inc. *	1,451	54,529
Alkermes, Inc. *	4,263	108,323
Amylin Pharmaceuticals, Inc. *	5,148	223,320
Andrx Corp. *	3,439	67,404
Array BioPharma, Inc. *	1,646	14,896
Atherogenics, Inc. *	1,807	29,129
AVANIR Pharmaceuticals *	1,328	22,762
Bentley Pharmaceuticals, Inc. *	909	16,198
BioScrip, Inc. *	1,852	13,279
Connetics Corp. *	1,679	26,663
Cubist Pharmaceuticals, Inc. *	2,514	55,585
Dusa Pharmaceuticals, Inc. *	894	6,481
Encysive Pharmaceuticals, Inc. *	2,761	25,125
First Horizon Pharmaceutical Corp. *	1,329	27,271
Hi-Tech Pharmacal Company, Inc. *	393	9,684
Idenix Pharmaceuticals, Inc. *	594	12,159
Inspire Pharmaceuticals, Inc. *	2,040	10,302
Isis Pharmaceuticals, Inc. *	3,343	26,878

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Medicis Pharmaceutical Corp., Class A	2,546	$72,408
Nastech Pharmaceutical Company, Inc. *	1,032	21,651
Noven Pharmaceuticals, Inc. *	1,159	17,466
NPS Pharmaceuticals, Inc. *	2,128	32,643
Nuvelo, Inc. *	2,054	35,206
Onyx Pharmaceuticals, Inc. *	1,849	52,696
Pain Therapeutics, Inc. *	1,446	15,602
Par Pharmaceutical Companies, Inc. *	1,617	48,090
Penwest Pharmaceuticals Company *	1,064	24,738
Pharmion Corp. *	1,176	19,428
Pozen, Inc. *	1,187	20,630
Prestige Brands Holdings, Inc. *	1,348	15,071
Regeneron Pharmaceuticals, Inc. *	1,658	27,141
Renovis, Inc. *	1,010	21,877
Rigel Pharmaceuticals, Inc. *	1,129	10,725
Salix Pharmaceuticals, Ltd. *	2,149	33,868
Supergen, Inc. *	2,486	12,654
United Therapeutics Corp. *	1,061	65,400
Vertex Pharmaceuticals, Inc. *	4,451	192,461

		1,650,654
Plastics - 0.06%
Spartech Corp.	1,531	37,050
Pollution Control - 0.02%
Duratek, Inc. *	722	15,826
Publishing - 0.60%
Consolidated Graphics, Inc. *	536	27,374
Courier Corp.	502	19,814
Gemstar-TV Guide International, Inc. *	11,672	35,249
Hollinger International, Inc., Class A	2,828	26,300
Media General, Inc., Class A	993	49,749
Playboy Enterprises, Inc., Class B *	1,076	14,913
PRIMEDIA, Inc. *	7,144	16,145
Readers Digest Association, Inc., Class A	4,666	70,877
Scholastic Corp. *	1,522	44,777
Thomas Nelson, Inc.	614	17,960
Valassis Communications, Inc. *	2,343	64,550

		387,708
Railroads & Equipment - 0.61%
Florida East Coast Indiana, Inc.	1,547	78,649
GATX Corp.	2,052	81,464
Genesee & Wyoming, Inc., Class A *	1,129	51,652
Kansas City Southern *	3,829	88,718
RailAmerica, Inc. *	1,923	19,038
Wabtec Corp.	2,206	72,864

		392,385
Real Estate - 5.95%
Aames Investment Corp., REIT	2,072	11,935
Acadia Realty Trust, REIT	1,386	30,395
Affordable Residential Communities, REIT	1,277	12,080
Agree Realty Corp., REIT	620	19,350

The accompanying notes are an integral part of the financial statements. 240

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Alexander's, Inc., REIT *	95	$22,562
Alexandria Real Estate Equities, Inc., REIT	988	86,964
American Campus Communities, Inc., REIT	870	21,924
American Home Mortgage Investment Corp.,
REIT	1,920	54,720
Anthracite Capital, Inc., REIT	2,570	27,550
Anworth Mortgage Asset Corp., REIT	2,343	17,596
Arbor Realty Trust, Inc. - REIT	652	17,154
Ashford Hospitality Trust, Inc., REIT	1,772	22,132
Avatar Holdings, Inc., REIT *	301	16,805
Bedford Property Investments, Inc., REIT	788	21,134
BioMed Realty Trust, Inc., REIT	2,103	58,211
Boykin Lodging Company, REIT *	973	12,435
Brandywine Realty Trust, REIT	3,992	117,245
California Coastal Communities, Inc. *	412	15,858
Capital Lease Funding, Inc., REIT	1,437	15,577
Capital Trust, Inc., REIT	634	21,429
Cedar Shopping Centers, Inc., REIT	1,086	16,518
CentraCore Properties Trust, REIT	647	17,482
Colonial Properties Trust, REIT	1,798	86,933
Columbia Equity Trust, Inc., REIT	967	16,710
Commercial Net Lease Realty, REIT	2,464	56,056
Corporate Office Properties Trust, REIT	1,367	56,758
Cousins Properties, Inc., REIT	1,835	56,279
Deerfield Triarc Capital Corp., REIT	1,189	15,528
DiamondRock Hospitality Company	1,314	16,859
Digital Realty Trust, Inc., REIT	343	9,470
EastGroup Properties, Inc., REIT	1,026	47,145
ECC Capital Corp., REIT	2,897	4,664
Education Realty Trust, Inc., REIT	1,224	16,524
Entertainment Properties Trust, REIT	1,205	49,827
Equity Inns, Inc., REIT	2,558	39,598
Equity Lifestyle Properties, Inc., REIT	924	44,066
Equity One, Inc., REIT	1,709	38,452
Extra Space Storage, Inc., REIT	1,813	27,195
Felcor Lodging Trust, Inc., REIT	2,330	46,251
Fieldstone Investment Corp., REIT	2,337	27,670
First Industrial Realty Trust, Inc., REIT	1,967	75,887
First Potomac Realty Trust, REIT	863	25,579
Getty Realty Corp., REIT	860	24,381
Glenborough Realty Trust, Inc., REIT	1,501	29,044
Glimcher Realty Trust, REIT	1,736	46,316
GMH Communities Trust, REIT	1,581	26,276
Government Properties Trust, Inc., REIT	1,139	9,727
Gramercy Captial Corp., REIT	688	18,067
Heritage Property Investment Trust, REIT	1,244	47,720
Hersha Hospitality Trust, REIT	1,404	13,296
Highland Hospitality Corp., REIT	2,437	30,024
Highwoods Properties, Inc., REIT	2,466	79,775
Home Properties, Inc., REIT	1,457	71,918
Homebanc Corp., Georgia, REIT	2,818	24,517
Impac Mortgage Holdings, Inc., REIT	3,521	29,260

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Inland Real Estate Corp., REIT	3,219	$49,540
Innkeepers USA Trust, REIT	2,046	35,866
Jer Investors Trust, Inc., REIT	427	7,464
Jones Lang Lasalle, Inc.	1,602	108,423
Kilroy Realty Corp., REIT	1,344	100,558
Kite Realty Group Trust, REIT	1,171	17,717
LaSalle Hotel Properties, REIT	1,418	56,649
Lexington Corporate Property Trust, REIT	2,424	51,680
LTC Properties, Inc., REIT	1,155	25,560
Luminent Mortgage Capital, Inc., REIT	2,023	15,334
Maguire Properties, Inc., REIT	1,625	54,990
MeriStar Hospitality Corp., REIT *	4,107	42,343
MFA Mortgage Investments, Inc., REIT	3,903	23,106
Mid-America Apartment Communities, Inc.,
REIT	913	49,576
MortgageIT Holdings, Inc., REIT	1,193	13,898
National Health Investments, Inc., REIT	1,109	29,522
Nationwide Health Properties, Inc., REIT	3,105	69,925
Newcastle Investment Corp., REIT	2,067	49,443
Newkirk Realty Trust Inc., REIT *	631	10,841
NorthStar Realty Finance Corp., REIT	1,197	12,233
Novastar Financial, Inc., REIT	1,224	37,516
Omega Healthcare Investors, REIT	2,421	31,328
Opteum, Inc. *	1,239	10,792
Parkway Properties, Inc., REIT	674	29,683
Pennsylvania Real Estate
Investment Trust, REIT	1,698	68,599
Post Properties, Inc., REIT	1,840	81,696
PS Business Parks, Inc., REIT	810	43,084
RAIT Investment Trust, REIT	1,267	34,589
Ramco-Gershenson Properties Trust, REIT	779	22,638
Redwood Trust, Inc., REIT	916	37,977
Saul Centers, Inc., REIT	582	22,576
Saxon Capital, Inc., REIT	2,392	23,800
Senior Housing Properties Trust, REIT	2,757	49,433
Sizeler Property Investors, Inc., REIT	1,095	15,878
Sovran Self Storage, Inc., REIT	757	39,364
Spirit Finance Corp., REIT	3,164	38,126
Strategic Hotel Cap, Inc., REIT	1,951	42,142
Sun Communities, Inc., REIT	810	28,042
Sunstone Hotel Investors, Inc., REIT	1,250	36,700
Tanger Factory Outlet Centers, Inc., REIT	1,317	42,539
Tarragon Realty Investments, Inc. *	536	10,361
Taubman Centers, Inc., REIT	2,380	94,581
Town & Country Trust, SBI, REIT	920	37,067
Trammell Crow Company *	1,652	53,657
Trustreet Properties, Inc., REIT	2,824	40,948
Universal Health Realty Income Trust, REIT	623	21,961
Urstadt Biddle Properties, Inc., REIT	1,153	19,624
U-Store-It Trust, REIT	1,489	33,160
Washington REIT	1,993	66,606

The accompanying notes are an integral part of the financial statements. 241

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Winston Hotels, Inc., REIT	1,497	$15,389

		3,819,352
Retail Grocery - 0.39%
Ingles Markets, Inc.	746	12,317
Nash-Finch Company	630	19,530
Pathmark Stores, Inc. *	2,403	24,174
Ruddick Corp.	1,609	38,906
Smart & Final, Inc. *	703	10,615
The Great Atlantic & Pacific Tea Company, Inc. *	803	25,905
United Natural Foods, Inc. *	1,936	64,391
Weis Markets, Inc.	661	29,520
Wild Oats Markets, Inc. *	1,411	25,327

		250,685
Retail Trade - 4.01%
99 Cents Only Stores *	2,059	23,431
A.C. Moore Arts & Crafts, Inc. *	747	13,446
Aaron Rents, Inc., Class B	1,875	49,125
Aeropostale, Inc. *	2,606	74,766
Asbury Automotive Group, Inc. *	652	12,486
Big 5 Sporting Goods Corp.	1,012	22,051
Big Lots, Inc. *	5,319	67,604
Build A Bear Workshop, Inc. *	484	14,002
Building Materials Holding Corp.	649	43,678
Burlington Coat Factory Warehouse Corp.	774	34,861
Cabela's, Inc. *	1,498	28,327
Cache, Inc. *	664	11,540
Casey's General Stores, Inc.	2,346	61,536
Cash America International, Inc.	1,394	37,359
Casual Male Retail Group, Inc. *	1,449	13,200
Cato Corp., Class A	1,484	30,971
Charlotte Russe Holding, Inc. *	743	13,523
Charming Shoppes, Inc. *	5,609	75,105
Childrens Place Retail Stores, Inc. *	985	45,970
Christopher & Banks Corp.	1,730	37,939
Citi Trends, Inc. *	218	9,385
Coldwater Creek, Inc. *	2,500	56,175
Cost Plus, Inc. *	1,085	20,821
DSW Inc., Class A *	583	16,662
Finish Line, Inc.	1,997	33,430
First Cash Financial Services *	1,270	22,123
Fossil, Inc. *	2,286	38,908
Fred's, Inc., Class A	1,909	26,669
FTD Group, Inc. *	741	6,936
GameStop Corp., Class A *	2,545	101,876
Genesco, Inc. *	1,067	43,320
Group 1 Automotive, Inc. *	996	38,127
Guitar Center, Inc. *	1,221	63,199
Haverty Furniture Companies, Inc.	1,058	15,077
Hibbett Sporting Goods, Inc. *	1,693	54,311
Hot Topic, Inc. *	2,138	28,179
J. Jill Group, Inc. *	984	23,252

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Jo Ann Stores, Inc. *	1,126	$14,976
Kenneth Cole Productions, Inc., Class A	469	12,902
Longs Drug Stores Corp.	1,430	54,869
Marinemax, Inc. *	656	20,244
NBTY, Inc. *	2,613	57,225
New York & Co., Inc. *	647	10,915
Pacific Sunwear of California, Inc. *	3,524	83,906
Pantry, Inc. *	807	47,750
Payless ShoeSource, Inc. *	3,129	74,157
PETCO Animal Supplies, Inc. *	2,737	53,262
Pier 1 Imports, Inc.	4,073	42,889
Regis Corp.	2,107	80,656
Restoration Hardware, Inc. *	1,549	8,334
Retail Ventures, Inc. *	845	11,205
School Specialty, Inc. *	1,086	37,880
Shoe Carnival, Inc. *	406	9,123
Sonic Automotive, Inc.	1,391	36,848
Sports Authority, Inc. *	1,230	45,006
Stein Mart, Inc.	1,241	20,700
Steven Madden, Ltd. *	664	21,281
Talbots, Inc.	1,075	28,660
The Buckle, Inc.	381	14,573
The Dress Barn, Inc. *	1,005	43,396
The Wet Seal, Inc., Class A *	2,749	14,597
The Yankee Candle, Inc.	2,153	62,523
Too, Inc. *	1,617	49,205
Tractor Supply Company *	1,533	96,855
Transport World Entertainment Corp. *	1,041	6,246
Tuesday Morning Corp.	1,245	27,402
United Rentals, Inc. *	3,143	102,462
ValueVision Media, Inc., Class A *	1,358	17,260
Zale Corp. *	2,364	61,582

		2,578,259
Sanitary Services - 0.24%
Casella Waste Systems, Inc., Class A *	1,005	14,221
Darling International, Inc. *	3,447	15,098
Flanders Corp. *	723	7,917
Insituform Technologies, Inc., Class A *	1,300	34,983
Waste Connections, Inc. *	2,154	78,922

		151,141
Semiconductors - 4.18%
Actel Corp. *	1,273	18,573
Advanced Analogic Technologies, Inc. *	549	6,555
Advanced Energy Industries, Inc. *	1,328	19,017
American Superconductor Corp. *	1,595	16,078
Amis Holdings, Inc. *	2,101	18,111
Amkor Technology, Inc. *	4,730	42,002
Applied Micro Circuits Corp. *	14,483	52,284
Asyst Technologies, Inc. *	2,449	23,902
Atmel Corp. *	19,627	89,303
ATMI, Inc. *	1,735	52,102

The accompanying notes are an integral part of the financial statements. 242

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Axcelis Technologies, Inc. *	4,814	$33,265
Brooks Automation, Inc. *	3,534	55,448
Cirrus Logic, Inc. *	4,020	30,512
Conexant Systems, Inc. *	22,082	65,804
Credence Systems Corp. *	4,205	36,415
Cymer, Inc. *	1,682	75,656
Cypress Semiconductor Corp. *	6,148	109,188
Diodes, Inc. *	699	26,408
DSP Group, Inc. *	1,331	35,804
Emcore Corp. *	1,872	14,508
Emulex Corp. *	3,884	69,135
Entegris, Inc. *	5,569	58,252
Exar Corp. *	1,690	21,040
Fairchild Semiconductor International, Inc. *	5,530	96,111
FormFactor, Inc. *	1,591	58,612
Genesis Microchip, Inc. *	1,569	33,734
Integrated Device Technology, Inc. *	9,070	134,690
International Displayworks, Inc. *	1,602	10,605
IXYS Corp. *	1,219	13,043
Kopin Corp. *	3,372	14,668
Kulicke & Soffa Industries, Inc. *	2,487	27,854
Lattice Semiconductor Corp. *	5,423	24,675
LTX Corp. *	3,009	17,031
Mattson Technology, Inc. *	2,050	24,764
Micrel, Inc. *	2,914	40,709
Microsemi Corp. *	2,863	88,037
Microtune, Inc. *	2,561	13,829
MIPS Technologies, Inc., Class A *	2,099	17,632
MKS Instruments, Inc. *	1,541	34,457
Netlogic Microsystems, Inc *	506	17,887
OmniVision Technologies, Inc. *	2,660	67,830
ON Semiconductor Corp. *	6,787	44,726
Pericom Semiconductor Corp. *	1,501	13,524
Photronics, Inc. *	1,886	33,137
Pixelworks, Inc. *	2,283	10,296
PLX Technology, Inc. *	1,175	14,194
PMC-Sierra, Inc. *	8,442	86,193
Power Integrations, Inc. *	1,402	34,812
Rambus, Inc. *	4,666	144,879
Rudolph Technologies, Inc. *	700	11,536
Semitool, Inc. *	983	12,415
Semtech Corp. *	3,424	64,303
Sigmatel, Inc. *	1,696	18,232
Silicon Image, Inc. *	3,737	40,808
Silicon Laboratories, Inc. *	1,982	95,096
Skyworks Solutions, Inc. *	7,381	38,824
Tessera Technologies, Inc. *	2,072	64,709
TranSwitch Corp. *	5,351	9,097
Triquint Semiconductor, Inc. *	6,586	31,218
Ultratech, Inc. *	1,150	22,989
Varian Semiconductor Equipment
Associates, Inc. *	1,692	79,795

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Veeco Instruments, Inc. *	1,275	$25,615
Vitesse Semiconductor Corp. *	10,369	32,662
Volterra Semiconductor Corp. *	760	13,232
Zoran Corp. *	2,028	40,114

		2,687,936
Shipbuilding - 0.02%
Maritrans, Inc.	447	10,174
Software - 2.30%
Advent Software, Inc. *	1,026	28,523
Allscripts Healthcare Solution, Inc. *	1,588	29,775
Altiris, Inc. *	1,069	21,177
American Reprographics Company *	666	19,114
ANSYS, Inc. *	1,490	70,656
AsiaInfo Holdings, Inc. *	1,819	7,931
Aspen Technology, Inc. *	2,175	26,057
Blackboard, Inc. *	841	24,229
Borland Software Corp. *	3,829	20,332
Bottomline Technologies, Inc. *	765	9,387
Catapult Communications Corp. *	502	6,983
CIBER, Inc. *	2,585	14,967
Concur Technologies, Inc. *	1,414	21,436
Covansys Corp. *	1,480	22,170
Dendrite International, Inc. *	2,023	26,906
Emageon, Inc. *	750	13,163
Epicor Software Corp. *	2,525	31,361
EPIQ Systems, Inc. *	696	15,291
Equinix, Inc. *	730	38,281
Faro Technologies, Inc. *	562	8,986
InfoUSA, Inc. *	1,599	18,788
Intermediate Telephone, Inc.	1,020	20,023
iPass, Inc. *	2,679	19,771
JDA Software Group, Inc. *	1,403	19,263
Keane, Inc. *	2,188	25,687
Lawson Software, Inc. *	3,004	23,882
Macrovision Corp. *	2,390	48,302
Magma Design Automation, Inc. *	1,724	14,861
Manhattan Associates, Inc. *	1,335	28,129
Mantech International Corp. *	749	21,047
MapInfo Corp. *	1,068	14,407
McDATA Corp., Class A *	7,349	32,483
MicroStrategy, Inc. *	650	59,592
Midway Games, Inc. *	840	8,324
Monolithic Power Systems, Inc. *	859	14,646
MRO Software, Inc. *	998	14,711
NetIQ Corp. *	2,105	23,787
Nuance Communications, Inc. *	5,402	57,801
Open Solutions, Inc. *	955	25,928
Opsware, Inc. *	3,614	28,442
Packeteer, Inc. *	1,617	19,339
PDF Solutions, Inc. *	919	15,522
Progress Software Corp. *	1,778	51,918

The accompanying notes are an integral part of the financial statements. 243

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Quality Systems, Inc. *	352	$24,365
Secure Computing Corp. *	2,283	27,624
Serena Software, Inc. *	1,335	31,907
SPSS, Inc. *	871	28,429
THQ, Inc. *	2,899	69,576
Tradestation Group, Inc. *	1,017	16,150
Transaction Systems Architects, Inc., Class A *	1,783	59,481
Ulticom, Inc. *	652	7,289
Ultimate Software Group, Inc. *	1,156	27,050
VeriFone Holdings, Inc. *	1,176	31,046
Verint Systems, Inc. *	627	22,716
Websense, Inc. *	1,119	69,165

		1,478,176
Steel - 0.96%
Alaska Steel Holding Corp. *	5,180	57,498
Carpenter Technology Corp.	1,138	95,125
Chaparral Steel Company *	1,076	49,292
NS Group, Inc. *	1,039	42,381
Oregon Steel Mills, Inc. *	1,653	62,616
Roanoke Electric Steel Corp.	597	16,686
Ryerson Tull, Inc.	1,181	29,808
Schnitzer Steel Industries, Inc.	1,026	31,909
Steel Dynamics, Inc.	1,875	86,250
Steel Technologies, Inc.	553	15,257
Texas Industries, Inc.	1,060	64,300
Worthington Industries, Inc.	3,210	62,916

		614,038
Telecommunications Equipment &
Services - 2.77%
ADTRAN, Inc.	3,055	84,074
Aeroflex, Inc. *	3,527	45,851
Airspan Networks, Inc. *	1,998	12,288
Applied Signal Technology, Inc.	602	14,111
Arris Group, Inc. *	4,861	61,686
Atheros Communications, Inc. *	1,643	33,813
Broadwing Corp. *	3,109	27,857
Ciena Corp. *	26,856	107,961
Commonwealth Telephone Enterprises, Inc.	1,021	32,958
Commscope, Inc. *	2,547	61,103
Comtech Telecommunications Corp. *	1,011	31,675
Consolidated Communications Holdings, Inc.	812	11,563
CT Communications, Inc.	1,096	14,511
Ditech Communications Corp. *	1,579	16,279
Essex Corp. *	833	18,742
Fairpoint Communications, Inc.	1,387	19,515
Finisar Corp. *	9,720	27,022
General Communication, Inc. *	2,713	30,521
GlobeTel Communications Corp. *	3,341	9,856
Golden Telecom, Inc.	1,018	30,520
Harmonic, Inc. *	3,504	20,218
InterDigital Communication Corp. *	2,526	65,044
Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Intrado, Inc. *	871 $	22,350
Iowa Telecommunications Services, Inc.	1,109	19,629
J2 Global Communications, Inc. *	1,091	47,568
Level 3 Communications, Inc. *	32,689	111,143
Mastec, Inc. *	1,312	16,990
MRV Communications, Inc. *	5,255	15,397
NETGEAR, Inc. *	1,501	25,757
NeuStar, Inc., Class A *	1,136	32,717
Newport Corp. *	1,777	31,524
Oplink Communications, Inc. *	771	12,606
Plantronics, Inc.	2,291	79,177
Polycom, Inc. *	4,571	88,769
Powerwave Technologies, Inc. *	5,110	75,015
Premiere Global Services, Inc. *	3,435	28,201
Price Communications Corp. *	2,179	36,498
RCN Corp. *	1,086	27,150
SBA Communications Corp. *	3,874	87,126
Shenandoah Telecommunications Company	351	15,293
Sonus Networks, Inc. *	11,652	56,512
Spectralink Corp.	978	12,098
SureWest Communications	739	18,682
Symmetricom, Inc. *	2,237	20,066
Tekelec, Inc. *	2,657	35,630
Telkonet, Inc. *	1,825	7,373
Terayon Communication Systems, Inc. *	3,810	10,211
UTStarcom, Inc. *	4,778	29,862
Viasat, Inc. *	1,024	27,494
Westell Technologies, Inc., Class A *	2,683	12,744

		1,780,750
Telephone - 0.21%
Centennial Communications Corp., Class A *	1,045	7,931
Cincinnati Bell, Inc. *	11,682	47,779
IDT Corp. *	2,745	32,638
North Pittsburgh Systems, Inc.	849	17,269
TALK America Holdings, Inc. *	1,479	12,616
Valor Communications Group, Inc.	1,425	17,599

		135,832
Tires & Rubber - 0.14%
Bandag, Inc.	560	23,951
Cooper Tire & Rubber Company	2,977	44,358
Myers Indiana, Inc.	1,307	20,912

		89,221
Tobacco - 0.18%
Alliance One International, Inc.	4,333	19,282
Schweitzer Mauduit International, Inc.	777	19,969
Universal Corp.	1,220	49,617
Vector Group, Ltd.	1,301	24,212

		113,080
Toys, Amusements & Sporting Goods - 0.06%
Jakks Pacific, Inc. *	1,212	30,082

The accompanying notes are an integral part of the financial statements. 244

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Toys, Amusements & Sporting Goods
(continued)
Russ Berrie & Company, Inc.	630	$8,562

		38,644
Transportation - 0.37%
Bristow Group, Inc *	1,107	33,055
Dynamex, Inc. *	681	13,838
Frozen Food Express Industries, Inc. *	918	10,704
Kirby Corp. *	1,032	63,261
Marten Transport, Ltd. *	822	19,226
Pacer International, Inc.	1,802	57,394
SCS Transportation, Inc. *	798	21,570
U. S. Xpress Enterprises, Inc., Class A *	562	9,588
USA Truck, Inc. *	235	6,916

		235,552
Travel Services - 0.05%
Ambassadors Group, Inc.	833	20,150
Pegasus Solutions, Inc. *	1,142	10,552

		30,702
Trucking & Freight - 0.65%
Arkansas Best Corp.	1,200	49,872
EGL, Inc. *	1,527	61,767
Forward Air Corp.	1,542	54,710
Heartland Express, Inc.	2,183	50,493
Hub Group, Inc., Class A *	930	38,781
Knight Transportation, Inc.	2,685	53,136
Old Dominion Freight Lines, Inc. *	1,354	35,692
Wabash National Corp.	1,487	29,695
Werner Enterprises, Inc.	2,405	46,729

		420,875
Utility Service - 0.03%
SJW Corp.	386	19,817

TOTAL COMMON STOCKS (Cost $52,692,462)		$60,590,622

RIGHTS - 0.00%
Cosmetics & Toiletries - 0.00%
Revlon, Inc. (Expiration date 03/20/2006) *	7,015	421

TOTAL RIGHTS (Cost $0)		$421

SHORT TERM INVESTMENTS - 5.63%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 03/07/2006 to
03/21/2006	$1,420,000	$1,417,678
Rabobank USA Finance Corp.
4.56% due 03/01/2006	2,000,000	2,000,000
United States Treasury Bills
zero coupon due 04/20/2006	200,000	198,805

TOTAL SHORT TERM INVESTMENTS
(Cost $3,616,483)		$3,616,483

Total Investments (Small Cap Index Fund)
(Cost $56,308,945) - 99.95%		$64,207,526
Other Assets in Excess of Liabilities - 0.05%		31,506

TOTAL NET ASSETS - 100.00%		$64,239,032

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.29%
Aerospace - 0.56%
Alliant Techsystems, Inc. * (a)	19,180 $	1,465,736
Air Freight - 0.28%
ExpressJet Holdings, Inc. *	97,724	734,884
Aluminum - 0.97%
Century Aluminum Company * (a)	71,308	2,537,852
Apparel & Textiles - 0.72%
Wolverine World Wide, Inc. (a)	85,614	1,888,645
Auto Parts - 3.67%
American Axle & Manufacturing Holdings, Inc. (a)	69,557	1,128,214
BorgWarner, Inc. (a)	89,310	4,980,819
Commercial Vehicle Group, Inc. * (a)	121,712	2,227,330
Noble International, Ltd. (a)	84,702	1,300,176

		9,636,539
Auto Services - 0.90%
Lithia Motors, Inc., Class A (a)	57,756	1,850,502
Spartan Motors, Inc. (a)	46,271	496,488

		2,346,990
Automobiles - 1.78%
Rush Enterprises, Inc., Class A * (a)	19,628	363,118
United Auto Group, Inc. (a)	99,807	4,315,655

		4,678,773
Banking - 0.85%
Bank of the Ozarks, Inc. (a)	34,745	1,235,532
Cathay General Bancorp, Inc. (a)	28,124	1,002,058

		2,237,590
Building Materials & Construction - 2.17%
Builders FirstSource, Inc. * (a)	178,649	4,235,768
Eagle Materials, Inc. (a)	26,640	1,442,023

		5,677,791
Business Services - 0.82%
Exponent, Inc. * (a)	14,400	457,920
SRA International, Inc., Class A * (a)	49,300	1,701,836

		2,159,756
Computers & Business Equipment - 3.63%
CACI International, Inc., Class A * (a)	46,892	2,826,181
Digi International, Inc. * (a)	239,402	2,602,299
Komag, Inc. * (a)	25,100	1,175,684
Sonic Solutions * (a)	161,105	2,924,056

		9,528,220
Construction & Mining Equipment - 1.33%
Pason Systems, Inc.	122,836	3,486,470
Construction Materials - 1.02%
Universal Forest Products, Inc. (a)	43,218	2,672,169

The accompanying notes are an integral part of the financial statements. 245

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas - 1.49%
Cimarex Energy Company * (a)	42,000	$1,791,720
Unit Corp. *	39,531	2,101,863

		3,893,583
Domestic Oil - 2.24%
Brigham Exploration Company * (a)	189,257	1,621,933
Oil States International, Inc. * (a)	75,176	2,595,827
TETRA Technologies, Inc. * (a)	44,180	1,661,168

		5,878,928
Drugs & Health Care - 0.56%
Qiagen NV * (a)	98,000	1,461,180
Electrical Equipment - 2.32%
AMETEK, Inc. (a)	100,195	4,292,354
FLIR Systems, Inc. * (a)	69,000	1,782,960

		6,075,314
Electrical Utilities - 0.42%
Allete, Inc. (a)	23,841	1,112,659
Electronics - 0.65%
TTM Technologies, Inc. * (a)	132,632	1,712,279
Energy - 2.75%
Headwaters, Inc. * (a)	57,418	2,131,356
New Jersey Resources Corp. (a)	32,445	1,460,025
Southwestern Energy Company * (a)	113,046	3,627,646

		7,219,027
Financial Services - 6.04%
Accredited Home Lenders Holding Company * (a)	80,640	4,298,918
Ace Cash Express, Inc. * (a)	108,776	2,679,153
Affiliated Managers Group, Inc. * (a)	50,820	5,002,213
Asset Acceptance Capital Corp. * (a)	15,710	314,043
Commercial Capital Bancorp, Inc. (a)	165,380	2,369,895
Harbor Florida Bancshares, Inc. (a)	31,300	1,189,713

		15,853,935
Healthcare Products - 3.40%
American Medical Systems Holdings, Inc. * (a)	53,600	1,161,512
Merit Medical Systems, Inc. * (a)	106,302	1,514,804
Orthofix International NV *	59,356	2,463,274
Polymedica Corp. (a)	63,616	2,572,631
Respironics, Inc. * (a)	33,376	1,213,551

		8,925,772
Homebuilders - 4.16%
Beazer Homes USA, Inc. (a)	14,400	913,680
Comstock Homebuilding Companies, Inc. * (a)	89,342	835,348
Meritage Homes Corp. * (a)	62,100	3,634,713
Ryland Group, Inc. (a)	79,212	5,525,037

		10,908,778
Household Appliances - 1.70%
Drew Industries, Inc. * (a)	54,544	1,769,953
Technical Olympic USA, Inc. (a)	126,586	2,681,091

		4,451,044

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 0.70%
Tempur-Pedic International, Inc. * (a)	155,248	$1,831,926
Industrial Machinery - 5.56%
Actuant Corp., Class A (a)	53,557	2,950,991
Ceradyne, Inc. * (a)	62,212	3,787,467
FMC Technologies, Inc. * (a)	30,983	1,453,722
Graco, Inc. (a)	52,004	2,167,007
Middleby Corp. *	27,556	2,609,553
Rush Enterprises, Inc., Class B *	94,165	1,626,229

		14,594,969
Insurance - 3.15%
American Equity Investment Life Holding
Company (a)	28,400	380,276
Aspen Insurance Holdings, Ltd. (a)	98,810	2,293,380
Assured Guaranty, Ltd. (a)	49,753	1,313,479
Hub International, Ltd.	40,723	1,164,678
Max Re Capital, Ltd. (a)	22,300	544,343
Scottish Re Group, Ltd. (a)	51,882	1,297,050
Triad Guaranty, Inc. * (a)	28,143	1,277,411

		8,270,617
Internet Content - 0.89%
Schawk, Inc., Class A (a)	93,800	2,330,930
Internet Service Provider - 0.53%
Tom Online, Inc., ADR * (a)	62,600	1,395,980
Leisure Time - 0.88%
Penn National Gaming, Inc. * (a)	66,449	2,304,451
Manufacturing - 2.48%
AptarGroup, Inc.	19,368	1,027,473
Carlisle Companies, Inc. (a)	42,155	3,313,383
Raven Industries, Inc. (a)	61,526	2,170,637

		6,511,493
Medical-Hospitals - 0.62%
VCA Antech, Inc. * (a)	58,068	1,623,001
Metal & Metal Products - 1.14%
Quanex Corp. (a)	26,700	1,657,269
Reliance Steel & Aluminum Company (a)	16,192	1,334,059

		2,991,328
Mining - 1.51%
AMCOL International Corp. (a)	143,810	3,970,594
Mobile Homes - 2.49%
Thor Industries, Inc. (a)	83,178	3,926,001
Winnebago Industries, Inc. (a)	80,673	2,591,217

		6,517,218
Petroleum Services - 0.84%
Core Laboratories NV * (a)	47,966	2,199,241
Railroads & Equipment - 1.78%
Genesee & Wyoming, Inc., Class A *	101,982	4,665,677
Real Estate - 16.28%
Aames Investment Corp., REIT (a)	345,147	1,988,047

The accompanying notes are an integral part of the financial statements. 246

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
American Home Mortgage Investment Corp.,
REIT (a)	185,643	$5,290,825
Anthracite Capital, Inc., REIT (a)	105,856	1,134,776
Ashford Hospitality Trust, Inc., REIT (a)	226,189	2,825,101
CentraCore Properties Trust, REIT (a)	16,966	458,421
Corporate Office Properties Trust, REIT (a)	40,447	1,679,359
Equity One, Inc., REIT (a)	107,273	2,413,643
First Potomac Realty Trust, REIT (a)	29,000	859,560
Gramercy Captial Corp., REIT (a)	46,004	1,208,065
Jer Investors Trust, Inc., REIT (a)	167,548	2,928,739
KKR Financial Corp., REIT	200,237	4,579,420
LaSalle Hotel Properties, REIT (a)	84,280	3,366,986
Luminent Mortgage Capital, Inc., REIT (a)	72,611	550,391
MortgageIT Holdings, Inc., REIT (a)	86,700	1,010,055
New Century Financial Corp., REIT (a)	49,802	1,929,828
Newcastle Investment Corp., REIT (a)	156,765	3,749,819
RAIT Investment Trust, REIT (a)	107,043	2,922,274
Redwood Trust, Inc., REIT	56,046	2,323,667
Saxon Capital, Inc., REIT (a)	80,000	796,000
SL Green Realty Corp., REIT	7,911	687,545

		42,702,521
Retail Grocery - 0.62%
Ruddick Corp. (a)	44,471	1,075,309
United Natural Foods, Inc. * (a)	16,845	560,264

		1,635,573
Retail Trade - 2.56%
Cabela's, Inc. * (a)	100,740	1,904,994
First Cash Financial Services * (a)	104,372	1,818,160
Guitar Center, Inc. * (a)	35,397	1,832,149
Ritchie Brothers Auctioneers, Inc.	24,510	1,169,862

		6,725,165
Semiconductors - 1.58%
Diodes, Inc. * (a)	109,996	4,155,649
Software - 0.30%
Websense, Inc. * (a)	12,817	792,219
Steel - 0.49%
NS Group, Inc. * (a)	31,300	1,276,727
Telecommunications Equipment &
Services - 1.43%
J2 Global Communications, Inc. * (a)	40,800	1,778,880
NETGEAR, Inc. * (a)	114,348	1,962,212

		3,741,092
Trucking & Freight - 4.03%
Landstar Systems, Inc.	27,268	1,270,416
Old Dominion Freight Lines, Inc. * (a)	122,187	3,220,849
Oshkosh Truck Corp. (a)	106,934	6,066,366

		10,557,631

TOTAL COMMON STOCKS (Cost $220,157,079)		$247,337,916

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 50.80%
State Street Navigator Securities
Lending Prime Portfolio (c)	$133,253,392	$133,253,392

TOTAL SHORT TERM INVESTMENTS
(Cost $133,253,392)		$133,253,392

REPURCHASE AGREEMENTS - 5.10%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$13,381,189 on 03/01/2006,
collateralized by $14,485,000
Federal National Mortgage
Association, 5.55% due
07/10/2028 (valued at
$13,650,997 including interest) (c)	$13,380,000	$13,380,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,380,000)		$13,380,000

Total Investments (Small Cap Opportunities Fund)
(Cost $366,790,471) - 150.19%		$393,971,308
Liabilities in Excess of Other Assets - (50.19)%		(131,647,317)

TOTAL NET ASSETS - 100.00%		$262,323,991

Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.77%
Aerospace - 0.67%
Alliant Techsystems, Inc. *	6,590	$503,608
Teledyne Technologies, Inc. *	1,938	64,206

		567,814
Air Travel - 0.37%
Frontier Airlines, Inc. * (a)	4,054	29,189
Mesa Air Group, Inc. * (a)	3,607	41,192
SkyWest, Inc. (a)	8,420	243,927

		314,308
Apparel & Textiles - 1.33%
Brown Shoe, Inc. (a)	7,400	352,980
DHB Industries, Inc. * (a)	15,300	71,145
Guess, Inc. * (a)	19,000	687,610
Phillips - Van Heusen Corp.	500	17,750

		1,129,485
Auto Parts - 0.84%
Accuride Corp. *	4,618	52,276
Aftermarket Technology Corp. *	819	17,772
Arvinmeritor, Inc.	2,720	45,533
Commercial Vehicle Group, Inc. *	2,322	42,493
TRW Automotive Holdings Corp. * (a)	21,740	556,544

		714,618
Banking - 5.34%
Anchor BanCorp Wisconsin, Inc. (a)	500	15,225
Astoria Financial Corp.	3,800	108,946

The accompanying notes are an integral part of the financial statements. 247

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
BancFirst Corp.	1,176	$99,490
Bank of Hawaii Corp.	16,965	905,931
Capital Crossing Bank * (a)	490	15,724
Center Financial Corp. (a)	3,676	85,173
City National Corp.	7,977	605,933
Commerce Bancshares, Inc. (a)	5,672	292,392
Community Trust Bancorp, Inc. (a)	488	15,479
Corus Bankshares, Inc. (a)	13,017	781,671
Cullen Frost Bankers, Inc. (a)	3,197	176,219
Downey Financial Corp. (a)	17,537	1,114,476
First Citizens Bancshares, Inc. (a)	650	121,654
First Indiana Corp.	1,250	34,487
First Regional Bancorp * (a)	676	56,581
Old Second Bancorp, Inc. (a)	1,419	45,294
Wilmington Trust Corp.	1,312	56,167

		4,530,842
Biotechnology - 0.33%
Bio-Rad Laboratories, Inc., Class A *	298	17,078
Millipore Corp. * (a)	977	67,736
PRA International *	7,531	198,442

		283,256
Broadcasting - 0.22%
New Frontier Media, Inc. * (a)	2,300	16,399
Sinclair Broadcast Group, Inc., Class A (a)	23,137	166,355

		182,754
Building Materials & Construction - 1.06%
BlueLinx Holdings, Inc. (a)	2,819	44,766
Lennox International, Inc.	26,500	851,975

		896,741
Business Services - 5.83%
Acxiom Corp.	10,860	281,057
Arbinet-Thexchange. Inc. * (a)	4,900	31,164
Dun & Bradstreet Corp. *	439	31,933
Escala Group, Inc. * (a)	10,650	264,652
Ezcorp, Inc., Class A *	2,722	58,877
Global Payments, Inc.	28,003	1,457,836
John H. Harland Company	19,583	708,709
Kendle International, Inc. *	5,675	180,181
R.H. Donnelley Corp. *	9,805	598,105
Sotheby's Holdings, Inc., Class A *	20,685	436,867
Spherion Corp. *	14,600	145,708
Tech Data Corp. *	13,509	561,029
Teletech Holdings, Inc. *	15,000	185,250

		4,941,368
Cable and Television - 0.05%
LodgeNet Entertainment Corp. *	2,997	42,677
Cellular Communications - 0.19%
Brightpoint, Inc. *	2,291	64,812
Tessco Technologies, Inc. *	5,373	99,401

		164,213

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals - 2.27%
A. Schulman, Inc.	887	$20,782
Albany Molecular Research, Inc. * (a)	1,616	16,306
Celanese Corp., Series A	14,020	300,028
Eastman Chemical Company	4,000	197,320
Glenayre Technologies, Inc. * (a)	17,800	69,420
Olin Corp. (a)	17,620	370,196
Pioneer Companies, Inc. * (a)	7,788	234,575
Terra Industries, Inc. * (a)	65,127	461,750
UAP Holding Corp. (a)	11,900	258,944

		1,929,321
Coal - 0.09%
Massey Energy Company	2,000	74,400
Commercial Services - 0.30%
Vertrue, Inc. * (a)	5,699	251,098
Computers & Business Equipment - 4.74%
Agilysys, Inc.	27,458	392,375
CalAmp Corp. *	11,688	117,464
Electronics for Imaging, Inc. *	2,600	69,732
Gerber Scientific, Inc. * (a)	7,643	79,411
Intergraph Corp. * (a)	16,753	607,464
Komag, Inc. * (a)	23,911	1,119,991
Lasercard Corp. * (a)	2,681	48,982
MTS Systems Corp.	10,081	398,401
Plexus Corp. *	28,000	939,680
Sybase, Inc. *	651	13,886
Sykes Enterprises, Inc. * (a)	17,460	232,567

		4,019,953
Construction & Mining Equipment - 0.04%
Kaman Corp., Class A	1,614	36,654
Construction Materials - 5.39%
Applied Industrial Technologies, Inc.	22,828	976,582
Columbus McKinnon Corp. *	3,900	104,910
JLG Industries, Inc.	20,138	1,187,941
Louisiana-Pacific Corp.	16,833	478,562
Universal Forest Products, Inc.	6,300	389,529
USG Corp. * (a)	16,933	1,430,500

		4,568,024
Containers & Glass - 1.14%
Greif, Inc., Class A (a)	7,610	440,695
Silgan Holdings, Inc.	13,248	522,236

		962,931
Cosmetics & Toiletries - 0.48%
Playtex Products, Inc. *	38,600	405,300
Crude Petroleum & Natural Gas - 0.77%
Harvest Natural Resources, Inc. * (a)	29,394	264,840
Penn Virginia Corp.	300	18,555
Pogo Producing Company	5,332	265,853
Swift Energy Company *	2,596	100,621

		649,869

The accompanying notes are an integral part of the financial statements. 248

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Domestic Oil - 1.59%
Frontier Oil Corp. (a)	22,642	$1,047,193
Giant Industries, Inc. * (a)	4,731	275,344
St. Mary Land & Exploration Company	639	24,531

		1,347,068
Drugs & Health Care - 1.74%
Alliance Imaging, Inc. * (a)	9,640	56,683
Alpharma, Inc., Class A	32,024	968,726
Candela Corp. *	6,700	128,305
CNS, Inc. (a)	5,732	119,168
Nutraceutical International Corp. *	8,093	116,297
Vital Signs, Inc.	1,322	67,501
West Pharmaceutical Services, Inc.	710	22,926

		1,479,606
Electrical Equipment - 1.61%
A.O. Smith Corp. (a)	22,667	1,049,482
American Science & Engineering, Inc. * (a)	600	45,654
Ampex Corp. *	982	19,984
Greatbatch, Inc. * (a)	688	15,212
Lamson & Sessions Company * (a)	8,350	197,143
Watsco, Inc. (a)	600	41,772

		1,369,247
Electrical Utilities - 0.51%
Allegheny Energy, Inc. *	9,250	330,780
Pepco Holdings, Inc. (a)	4,100	97,457

		428,237
Electronics - 3.77%
Ansoft Corp. *	1,584	62,045
Arrow Electronics, Inc. * (a)	28,117	978,191
Avnet, Inc. *	15,334	385,343
AVX Corp. (a)	11,348	187,923
Imation Corp.	1,405	61,609
Itron, Inc. * (a)	2,369	140,861
LoJack Corp. *	2,590	58,923
Multi-Fineline Electronix, Inc. * (a)	6,620	376,943
Teleflex, Inc.	13,102	847,044
Zygo Corp. *	5,989	102,951

		3,201,833
Energy - 1.30%
Energen Corp.	30,936	1,105,343
Financial Services - 1.99%
Americredit Corp. *	12,412	366,154
Calamos Asset Management, Inc. (a)	1,188	45,584
City Holding Company (a)	2,913	106,062
Nelnet, Inc., Class A *	1,100	45,595
Raymond James Financial, Inc.	12,171	523,110
Stifel Financial Corp. * (a)	1,700	65,161
Taylor Capital Group, Inc. (a)	866	32,691
Westcorp, Inc.	7,018	504,243

		1,688,600

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages - 2.61%
Chiquita Brands International, Inc. (a)	15,085	$259,764
Del Monte Foods Company	26,543	288,788
Domino's Pizza, Inc.	30,636	781,218
Gold Kist, Inc. *	2,310	30,654
Hansen Natural Corp. * (a)	200	18,668
M & F Worldwide Corp. * (a)	7,776	128,304
PepsiAmericas, Inc.	3,642	87,116
Seabord Corp. (a)	377	563,238
Spartan Stores, Inc. (a)	4,900	57,771

		2,215,521
Forest Products - 0.27%
Rayonier, Inc. (a)	5,400	232,740
Funeral Services - 0.12%
Alderwoods Group, Inc. * (a)	6,183	105,606
Gas & Pipeline Utilities - 1.69%
Nicor, Inc. (a)	20,710	889,080
UGI Corp.	24,079	540,574

		1,429,654
Healthcare Products - 4.29%
Cantel Medical Corp. *	800	13,696
Cutera, Inc. * (a)	11,736	317,928
Dade Behring Holdings, Inc.	22,715	828,643
DENTSPLY International, Inc.	2,272	129,481
Edwards Lifesciences Corp. *	6,570	271,670
Haemonetics Corp. * (a)	14,333	742,450
Health Tronics, Inc. * (a)	4,090	29,734
Henry Schein, Inc. *	400	18,660
Hologic, Inc. *	2,266	108,383
ICU Medical, Inc. * (a)	7,587	266,304
IDEXX Laboratories, Inc. * (a)	400	31,432
Kinetic Concepts, Inc. *	1,314	48,749
Molecular Devices Corp. * (a)	700	22,281
PetMed Express, Inc. * (a)	12,245	228,859
PSS World Medical, Inc. * (a)	4,800	82,944
Respironics, Inc. *	2,350	85,446
SurModics, Inc. * (a)	9,486	367,677
Sybron Dental Specialties, Inc. * (a)	702	26,859
Zoll Medical Corp. *	657	17,246

		3,638,442
Healthcare Services - 2.78%
Genesis HealthCare Corp. * (a)	6,381	253,645
Magellan Health Services, Inc. * (a)	19,203	733,362
Odyssey Healthcare, Inc. * (a)	1,500	28,230
Pediatrix Medical Group, Inc. * (a)	300	28,314
Per-Se Technologies, Inc. * (a)	3,615	91,315
Sierra Health Services, Inc. *	29,300	1,221,517

		2,356,383
Holdings Companies/Conglomerates - 0.02%
United Industrial Corp. (a)	400	20,664

The accompanying notes are an integral part of the financial statements. 249

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Homebuilders - 1.65%
NVR, Inc. * (a)	1,858	$1,399,074
Hotels & Restaurants - 1.29%
Luby's Cafeterias, Inc. * (a)	13,387	199,600
Main Street Restaurant Group, Inc. * (a)	8,386	46,123
Papa Johns International, Inc. * (a)	25,818	849,412

		1,095,135
Industrial Machinery - 1.58%
Cummins, Inc. (a)	10,009	1,083,775
Flow International Corp. * (a)	9,936	129,863
Mitcham Industries Inc * (a)	7,455	124,871

		1,338,509
Industrials - 0.45%
Clean Harbors, Inc. * (a)	11,528	380,193
Insurance - 4.32%
American Financial Group, Inc.	4,870	201,618
Conseco, Inc. *	17,603	437,259
First American Corp.	7,655	322,735
FPIC Insurance Group, Inc. * (a)	400	14,056
LandAmerica Financial Group, Inc. (a)	16,319	1,088,477
Philadelphia Consolidated Holding Corp. *	563	60,241
Protective Life Corp.	7,211	351,536
Safety Insurance Group, Inc. (a)	5,626	243,212
Selective Insurance Group, Inc. (a)	2,761	149,701
Zenith National Insurance Corp. (a)	15,434	794,851

		3,663,686
International Oil - 0.54%
Callon Petroleum Company * (a)	12,800	226,304
Parker Drilling Company * (a)	24,900	230,325

		456,629
Internet Service Provider - 1.66%
Earthlink, Inc. *	86,389	856,979
TriZetto Group, Inc. * (a)	11,409	191,215
United Online, Inc. (a)	29,923	359,375

		1,407,569
Leisure Time - 1.25%
Bluegreen Corp. * (a)	5,749	91,237
DreamWorks Animation SKG, Class A *	30,178	814,806
Handleman Company (a)	1,200	11,796
Steinway Musical Instruments, Inc. *	4,232	139,444

		1,057,283
Manufacturing - 1.23%
Acuity Brands, Inc.	700	27,643
Blout International, Inc. * (a)	21,000	343,140
Mettler-Toledo International, Inc. *	11,068	670,278

		1,041,061
Medical-Hospitals - 0.16%
Air Methods Corp * (a)	1,600	37,936
Community Health Systems, Inc. *	2,465	93,473

		131,409

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products - 3.68%
Commercial Metals Company	4,260	$192,935
Metal Management, Inc.	18,114	510,996
Quanex Corp.	16,037	995,417
Reliance Steel & Aluminum Company (a)	16,713	1,376,984
Shiloh Industries, Inc *	3,016	49,161

		3,125,493
Mining - 0.33%
Cleveland-Cliffs, Inc. (a)	3,246	279,318
Office Furnishings & Supplies - 0.02%
CompX International, Inc. (a)	1,227	20,908
Petroleum Services - 3.50%
McDermott International, Inc. *	22,023	1,135,286
SEACOR SMIT, Inc. * (a)	3,590	261,962
Tesoro Petroleum Corp. (a)	7,258	438,456
Veritas DGC, Inc. * (a)	26,961	1,135,867

		2,971,571
Pharmaceuticals - 2.41%
Alkermes, Inc. * (a)	44,374	1,127,544
King Pharmaceuticals, Inc. *	46,173	750,311
United Therapeutics Corp. * (a)	500	30,820
ViroPharma, Inc. * (a)	6,800	131,580

		2,040,255
Publishing - 0.58%
Consolidated Graphics, Inc. *	3,830	195,598
John Wiley & Sons, Inc Class A	500	18,825
Playboy Enterprises, Inc., Class B * (a)	6,900	95,634
Scholastic Corp. *	6,096	179,344

		489,401
Railroads & Equipment - 0.33%
Kansas City Southern * (a)	11,934	276,511
Real Estate - 2.13%
Boykin Lodging Company, REIT *	6,336	80,974
CBL & Associates Properties, Inc., REIT	20,393	868,742
Innkeepers USA Trust, REIT	9,310	163,204
MeriStar Hospitality Corp., REIT * (a)	18,436	190,075
Mission West Properties, Inc., REIT (a)	8,196	87,697
PS Business Parks, Inc., REIT	2,000	106,380
Saul Centers, Inc., REIT (a)	1,200	46,548
Tanger Factory Outlet Centers, Inc., REIT	2,700	87,210
Taubman Centers, Inc., REIT	4,363	173,386

		1,804,216
Retail Trade - 7.97%
Barnes & Noble, Inc.	20,224	871,048
Blair Corp.	1,700	70,125
Bon-Ton Stores, Inc. (a)	2,400	65,328
Building Materials Holding Corp. (a)	13,609	915,886
Burlington Coat Factory Warehouse Corp. (a)	400	18,016
Genesco, Inc. * (a)	8,035	326,221
Longs Drug Stores Corp. (a)	21,238	814,902
Pantry, Inc. * (a)	15,219	900,508

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Payless ShoeSource, Inc. *	36,314	$860,642
Sonic Automotive, Inc. (a)	28,300	749,667
Sportsman's Guide, Inc. *	826	20,890
Steven Madden, Ltd. * (a)	3,985	127,719
The Dress Barn, Inc. * (a)	23,625	1,020,127

		6,761,079
Semiconductors - 0.70%
Cymer, Inc. * (a)	4,513	202,995
Netlogic Microsystems, Inc * (a)	1,370	48,429
OmniVision Technologies, Inc. * (a)	6,981	178,016
ON Semiconductor Corp. * (a)	25,121	165,547

		594,987
Software - 1.21%
Actuate Corp. * (a)	9,700	37,636
Aspen Technology, Inc. * (a)	9,415	112,792
DucoCorp, Inc. *	2,500	19,437
Novell, Inc. *	72,600	690,426
SPSS, Inc. *	5,100	166,464

		1,026,755
Steel - 0.16%
Chaparral Steel Company * (a)	1,837	84,153
Novamerican Stee, Inc *	800	32,128
Olympic Steel, Inc. (a)	784	20,666

		136,947
Telecommunications Equipment &
Services - 0.64%
ADTRAN, Inc.	7,718	212,400
Iowa Telecommunications Services, Inc. (a)	1,200	21,240
Premiere Global Services, Inc. *	38,030	312,226

		545,866
Telephone - 0.66%
CenturyTel, Inc. (a)	9,671	347,963
TALK America Holdings, Inc. * (a)	22,840	194,825
Valor Communications Group, Inc. (a)	1,686	20,822

		563,610
Tires & Rubber - 0.89%
Goodyear Tire & Rubber Company * (a)	52,785	756,409
Tobacco - 1.02%
Loews Corp. - Carolina Group (a)	18,304	869,257
Toys, Amusements & Sporting Goods - 1.49%
Hasbro, Inc.	12,754	258,779
Jakks Pacific, Inc. * (a)	40,400	1,002,728

		1,261,507
Transportation - 0.59%
Bristow Group, Inc * (a)	679	20,275
Kirby Corp. *	3,197	195,976
Laidlaw International, Inc.	10,273	283,535

		499,786

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Travel Services - 0.02%
Ambassadors Group, Inc.	600	$14,514
Trucking & Freight - 1.57%
Arkansas Best Corp.	3,353	139,351
EGL, Inc. *	3,000	121,350
Forward Air Corp. (a)	4,365	154,870
Heartland Express, Inc.	8,330	192,673
Knight Transportation, Inc. (a)	11,394	225,487
Landstar Systems, Inc.	8,502	396,108
Navistar International Corp. *	500	14,675
Old Dominion Freight Lines, Inc. * (a)	3,300	86,988

		1,331,502

TOTAL COMMON STOCKS (Cost $76,735,181)		$84,625,010

SHORT TERM INVESTMENTS - 40.78%
State Street Navigator Securities
Lending Prime Portfolio (c)	$34,585,798	$34,585,798

TOTAL SHORT TERM INVESTMENTS
(Cost $34,585,798)		$34,585,798

REPURCHASE AGREEMENTS - 0.44%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$375,033 on 03/01/2006,
collateralized by $410,000 FNMA
5.50% due 7/14/2028 (valued at
$384,946 including interest) (c)	$375,000	$375,000

TOTAL REPURCHASE AGREEMENTS
(Cost $375,000)		$375,000

Total Investments (Small Company Fund)
(Cost $111,695,979) - 140.99%		$119,585,808
Liabilities in Excess of Other Assets - (40.99)%		(34,765,983)

TOTAL NET ASSETS - 100.00%		$84,819,825

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.72%
Advertising - 0.62%
ValueClick, Inc. *	22,690	$397,302
Apparel & Textiles - 2.70%
Joseph A. Bank Clothiers, Inc. *	17,473	779,448
Warnaco Group, Inc. *	21,627	501,963
Wolverine World Wide, Inc.	20,653	455,605

		1,737,016
Banking - 2.82%
East West Bancorp, Inc.	12,014	452,808
PrivateBancorp, Inc.	7,593	288,002
SVB Financial Group *	9,891	504,342

The accompanying notes are an integral part of the financial statements. 251

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Texas Capital Bancshares, Inc. *	12,866	$277,648
Texas Regional Bancshares, Inc., Class A	9,344	288,543

		1,811,343
Biotechnology - 3.64%
Integra LifeSciences Holdings Corp. *	15,324	610,508
MGI Pharma, Inc. *	18,727	330,157
Millipore Corp. *	7,769	538,625
Myriad Genetics, Inc. *	16,543	424,824
Nektar Therapeutics *	20,857	436,120

		2,340,234
Building Materials & Construction - 1.49%
Eagle Materials, Inc.	17,700	958,101
Business Services - 5.54%
Corporate Executive Board Company	6,472	647,200
CoStar Group, Inc. *	10,608	547,479
Euronet Worldwide, Inc. *	19,677	689,876
Global Payments, Inc.	10,970	571,098
Jackson Hewitt Tax Service, Inc.	79	2,243
Korn/Ferry International *	26,282	553,236
MPS Group, Inc. *	36,298	549,552

		3,560,684
Chemicals - 1.04%
Rockwood Holdings, Inc. *	15,841	362,759
The Scotts Company, Class A	6,384	305,730

		668,489
Computers & Business Equipment - 2.15%
Blue Coat Systems, Inc. *	7,255	154,024
Kronos, Inc. *	11,166	457,918
Merge Technologies, Inc. *	16,395	316,915
Micros Systems, Inc. *	10,515	455,194

		1,384,051
Construction Materials - 1.59%
JLG Industries, Inc.	11,442	674,964
Regal-Beloit Corp.	8,567	344,736

		1,019,700
Crude Petroleum & Natural Gas - 1.70%
Hydril *	7,200	484,848
Unit Corp. *	11,429	607,680

		1,092,528
Domestic Oil - 2.07%
Encore Aquisition Company *	17,830	546,311
Range Resources Corp.	19,220	459,935
Whiting Petroleum Corp. *	7,988	324,313

		1,330,559
Drugs & Health Care - 1.45%
Immucor Corp. *	13,866	413,484
Mentor Corp.	12,077	519,794

		933,278

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 2.77%
FLIR Systems, Inc. *	21,309	$550,625
Varian, Inc. *	14,467	577,233
Wesco International, Inc. *	11,349	650,525

		1,778,383
Electrical Utilities - 0.24%
Pike Electric Corp. *	8,180	155,829
Electronics - 3.08%
Mercury Computer Systems, Inc. *	18,577	320,267
Orbotech, Ltd. ADR *	12,796	304,929
Thomas & Betts Corp. *	14,459	711,383
Trimble Navigation, Ltd. *	15,669	641,019

		1,977,598
Financial Services - 1.96%
Affiliated Managers Group, Inc. *	6,824	671,686
Jefferies Group, Inc.	10,284	586,600

		1,258,286
Healthcare Products - 5.06%
American Medical Systems Holdings, Inc. *	26,807	580,908
Cyberonics, Inc. *	16,181	439,638
Gen-Probe, Inc. *	13,084	653,676
Nuvasive, Inc. *	30,121	556,937
ResMed, Inc. *	13,753	558,234
Wright Medical Group, Inc. *	23,887	461,736

		3,251,129
Healthcare Services - 3.74%
Cerner Corp. *	12,604	524,704
Pediatrix Medical Group, Inc. *	7,464	704,452
Per-Se Technologies, Inc. *	22,629	571,609
The Advisory Board Company *	11,182	603,493

		2,404,258
Holdings Companies/Conglomerates - 1.24%
United Industrial Corp.	15,450	798,147
Hotels & Restaurants - 3.69%
Applebee's International, Inc.	13,562	313,825
Choice Hotels, Inc.	10,365	461,553
Jack In the Box, Inc. *	15,096	603,840
P.F. Chang's China Bistro, Inc. *	12,172	588,395
RARE Hospitality International, Inc. *	12,761	408,352

		2,375,965
Household Appliances - 0.76%
The Toro Company	10,548	486,579
Household Products - 1.43%
Church & Dwight, Inc.	13,048	450,547
Tempur-Pedic International, Inc. *	39,831	470,006

		920,553
Industrial Machinery - 2.22%
Actuant Corp., Class A	8,913	491,106
Ceradyne, Inc. *	5,994	364,915

The accompanying notes are an integral part of the financial statements. 252

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
FMC Technologies, Inc. *	12,124	$568,858

		1,424,879
Insurance - 1.64%
HCC Insurance Holdings, Inc.	16,047	516,553
ProAssurance Corp. *	10,429	534,903

		1,051,456
Internet Content - 0.80%
Digitas, Inc. *	36,477	515,420
Internet Software - 1.93%
F5 Networks, Inc. *	7,579	514,008
Safenet, Inc. *	13,872	345,690
Sapient Corp. *	50,458	378,435

		1,238,133
Leisure Time - 0.73%
RC2 Corp. *	13,097	471,885
Manufacturing - 0.47%
Blout International, Inc. *	18,560	303,270
Medical-Hospitals - 2.17%
AmSurg Corp. *	14,316	313,663
Lifepoint Hospitals, Inc. *	14,682	456,023
VCA Antech, Inc. *	22,443	627,282

		1,396,968
Mining - 0.81%
Lincoln Electric Holding, Inc.	11,320	522,531
Petroleum Services - 4.05%
Atwood Oceanics, Inc. *	5,439	490,489
Core Laboratories NV *	15,947	731,170
Grey Wolf, Inc. *	59,286	411,445
Superior Energy Services, Inc. *	19,601	509,626
Veritas DGC, Inc. *	10,986	462,840

		2,605,570
Pharmaceuticals - 3.67%
Alkermes, Inc. *	20,379	517,830
Amylin Pharmaceuticals, Inc. *	8,450	366,561
Encysive Pharmaceuticals, Inc. *	29,599	269,351
First Horizon Pharmaceutical Corp. *	22,747	466,768
NPS Pharmaceuticals, Inc. *	15,287	234,503
United Therapeutics Corp. *	8,214	506,311

		2,361,324
Pollution Control - 1.02%
Stericycle, Inc. *	10,901	658,966
Real Estate - 0.45%
BioMed Realty Trust, Inc., REIT	10,502	290,695
Retail Grocery - 0.87%
United Natural Foods, Inc. *	16,873	561,196
Retail Trade - 5.36%
BJ's Wholesale Club, Inc. *	15,358	486,234
Charlotte Russe Holding, Inc. *	14,264	259,605

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Childrens Place Retail Stores, Inc. *	11,840	$552,573
Coldwater Creek, Inc. *	23,263	522,720
Dicks Sporting Goods, Inc. *	13,032	493,913
Guitar Center, Inc. *	8,033	415,788
New York & Co., Inc. *	11,616	195,962
Regis Corp.	13,637	522,024

		3,448,819
Semiconductors - 6.49%
Cirrus Logic, Inc. *	47,614	361,390
Emulex Corp. *	22,684	403,775
FormFactor, Inc. *	20,400	751,536
Genesis Microchip, Inc. *	14,418	309,987
Microsemi Corp. *	29,495	906,971
Power Integrations, Inc. *	18,041	447,958
Tessera Technologies, Inc. *	17,226	537,968
Varian Semiconductor Equipment
Associates, Inc. *	9,659	455,519

		4,175,104
Software - 4.30%
Allscripts Healthcare Solution, Inc. *	20,630	386,813
ANSYS, Inc. *	10,912	517,447
Avid Technology, Inc. *	8,247	386,289
Blackboard, Inc. *	18,929	545,344
Epicor Software Corp. *	33,742	419,076
MicroStrategy, Inc. *	5,568	510,474

		2,765,443
Steel - 1.14%
Carpenter Technology Corp.	8,777	733,670
Telecommunications Equipment &
Services - 4.64%
Aeroflex, Inc. *	40,115	521,495
NETGEAR, Inc. *	26,776	459,476
NeuStar, Inc., Class A *	14,117	406,569
NICE Systems, Ltd. *	6,484	337,557
Polycom, Inc. *	27,423	532,555
SBA Communications Corp. *	32,410	728,901

		2,986,553
Toys, Amusements & Sporting Goods - 0.70%
Marvel Entertainment, Inc. *	24,320	450,406
Transportation - 0.75%
Kirby Corp. *	7,824	479,611
Trucking & Freight - 3.73%
Forward Air Corp.	11,644	413,129
Heartland Express, Inc.	17,583	406,695
Knight Transportation, Inc.	23,498	465,026
Old Dominion Freight Lines, Inc. *	20,411	538,034
Swift Transportation, Inc. *	24,286	578,978

		2,401,862

TOTAL COMMON STOCKS (Cost $56,331,793)		$63,483,773

The accompanying notes are an integral part of the financial statements. 253

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.53%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
4.25% to be repurchased at
$980,116 on 03/01/2006,
collateralized by $1,050,000
Federal National Mortgage
Association, 3.25% due 2/15/2009
(valued at $1,003,490, including
interest) (c)	$980,000	$980,000

TOTAL REPURCHASE AGREEMENTS
(Cost $980,000)		$980,000

Total Investments (Small Company Growth Fund)
(Cost $57,311,793) - 100.25%		$64,463,773
Liabilities in Excess of Other Assets - (0.25)%		(157,991)

TOTAL NET ASSETS - 100.00%		$64,305,782

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.01%
Aerospace - 1.15%
EDO Corp. (a)	52,700	$1,535,151
Woodward Governor Company	78,600	2,526,990

		4,062,141
Apparel & Textiles - 0.90%
Culp, Inc. * (a)	40,000	198,000
G & K Services, Class A (a)	76,100	2,975,510

		3,173,510
Auto Parts - 0.23%
Accuride Corp. * (a)	71,000	803,720
Auto Services - 1.05%
Dollar Thrifty Automotive Group, Inc. * (a)	92,000	3,714,960
Banking - 6.74%
Boston Private Financial Holdings, Inc. (a)	39,700	1,215,217
East West Bancorp, Inc. (a)	138,000	5,201,220
First Republic Bank (a)	141,500	5,135,035
Netbank, Inc. (a)	126,000	938,700
SVB Financial Group * (a)	109,000	5,557,910
Texas Regional Bancshares, Inc., Class A (a)	188,200	5,811,616

		23,859,698
Biotechnology - 1.53%
Exelixis, Inc. * (a)	137,700	1,495,422
Lexicon Genetics, Inc. * (a)	150,000	615,000
Myriad Genetics, Inc. * (a)	129,600	3,328,128

		5,438,550
Broadcasting - 0.29%
Saga Communications, Inc., Class A * (a)	109,400	1,036,018
Building Materials & Construction - 0.35%
ElkCorp. (a)	34,200	1,234,620

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services - 4.28%
Electro Rent Corp. * (a)	119,500	$1,780,550
FTI Consulting, Inc. * (a)	99,300	2,774,442
McGrath Rentcorp (a)	142,600	3,924,352
MPS Group, Inc. * (a)	253,400	3,836,476
StarTek, Inc. (a)	89,700	1,767,090
Wireless Facilities, Inc. * (a)	243,700	1,096,650

		15,179,560
Chemicals - 2.57%
Airgas, Inc. (a)	106,100	3,860,979
Arch Chemicals, Inc. (a)	89,500	2,525,690
MacDermid, Inc. (a)	93,000	2,736,060

		9,122,729
Commercial Services - 0.22%
Live Nation, Inc. *	44,700	797,895
Construction & Mining Equipment - 0.65%
Carbo Ceramics, Inc. (a)	42,200	2,310,450
Construction Materials - 4.39%
Ameron International Corp. (a)	39,500	2,346,300
Florida Rock Industries, Inc. (a)	83,337	4,801,045
JLG Industries, Inc. (a)	142,700	8,417,873

		15,565,218
Crude Petroleum & Natural Gas - 1.48%
Penn Virginia Corp. (a)	84,700	5,238,695
Domestic Oil - 3.74%
Forest Oil Corp. * (a)	97,000	4,816,050
TETRA Technologies, Inc. * (a)	133,500	5,019,600
Union Drilling, Inc. * (a)	27,600	346,380
Whiting Petroleum Corp. * (a)	75,400	3,061,240

		13,243,270
Drugs & Health Care - 1.99%
Arrow International, Inc. (a)	59,200	1,831,648
Diversa Corp. * (a)	165,000	1,305,150
Landauer, Inc. (a)	35,200	1,619,200
West Pharmaceutical Services, Inc. (a)	71,500	2,308,735

		7,064,733
Electrical Equipment - 1.90%
C & D Technologies, Inc. (a)	104,000	888,160
Genlyte Group, Inc. * (a)	48,300	2,988,804
Littelfuse, Inc. * (a)	73,444	2,110,780
Methode Electronics, Inc., Class A (a)	61,800	758,286

		6,746,030
Electrical Utilities - 2.25%
Black Hills Corp. (a)	72,600	2,509,782
Cleco Corp.	88,400	1,988,116
El Paso Electric Company * (a)	95,000	1,942,750
Otter Tail Corp. (a)	37,300	1,161,895
Pike Electric Corp. * (a)	19,100	363,855

		7,966,398

The accompanying notes are an integral part of the financial statements. 254

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics - 2.39%
Analogic Corp. (a)	22,200	$1,197,690
Belden CDT, Inc. (a)	102,450	2,641,161
Franklin Electric, Inc. (a)	103,000	4,619,550

		8,458,401
Financial Services - 0.39%
American Capital Strategies, Ltd. (a)	38,500	1,374,450
Food & Beverages - 0.18%
Centerplate, Inc. (a)	50,600	656,788
Forest Products - 0.87%
Deltic Timber Corp. (a)	58,800	3,072,888
Furniture & Fixtures - 0.69%
Stanley Furniture Company, Inc. (a)	95,400	2,432,700
Gas & Pipeline Utilities - 1.08%
Southwest Gas Corp. (a)	57,300	1,634,196
Valley National Gases, Inc.	32,200	697,130
Vectren Corp. (a)	57,100	1,505,156

		3,836,482
Gold - 0.70%
Meridian Gold, Inc. * (a)	97,400	2,468,116
Healthcare Products - 1.26%
Owens & Minor, Inc. (a)	140,000	4,464,600
Hotels & Restaurants - 1.58%
RARE Hospitality International, Inc. * (a)	130,250	4,168,000
Ruby Tuesday, Inc. (a)	50,000	1,427,500

		5,595,500
Industrial Machinery - 1.13%
IDEX Corp. (a)	84,450	3,990,262
Insurance - 4.41%
Markel Corp. * (a)	9,200	3,022,660
Max Re Capital, Ltd.	105,000	2,563,050
Midland Company (a)	67,600	2,276,092
ProAssurance Corp. *	118,600	6,082,994
Scottish Re Group, Ltd. (a)	45,800	1,145,000
Triad Guaranty, Inc. *	11,899	540,096

		15,629,892
Internet Software - 0.59%
RSA Security, Inc. * (a)	143,300	2,103,644
Investment Companies - 1.61%
Allied Capital Corp. (a)	90,800	2,664,072
First Financial Fund, Inc. (a)	166,198	2,690,746
Hercules Technology Growth Capital, Inc.	33,000	356,400

		5,711,218
Leisure Time - 1.30%
SCP Pool Corp. (a)	106,000	4,607,820
Life Sciences - 0.58%
Symyx Technologies, Inc. * (a)	71,000	2,059,000
Manufacturing - 2.18%
AptarGroup, Inc.	68,400	3,628,620

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Nordson Corp.	82,000	$4,093,440

		7,722,060
Metal & Metal Products - 2.94%
Gibraltar Industries, Inc. (a)	123,100	3,140,281
Matthews International Corp., Class A (a)	124,000	4,605,360
Metal Management, Inc. (a)	94,200	2,657,382

		10,403,023
Mobile Homes - 1.03%
Skyline Corp. (a)	47,000	1,885,640
Winnebago Industries, Inc. (a)	55,500	1,782,660

		3,668,300
Mutual Funds - 0.85%
iShares Russell 2000 Index Fund (a)	17,500	1,270,150
iShares Russell 2000 Value Index Fund (a)	24,400	1,740,696

		3,010,846
Newspapers - 0.39%
Journal Register Company (a)	106,500	1,369,590
Paper - 0.66%
Chesapeake Corp. (a)	33,800	445,822
Wausau-Mosinee Paper Corp. (a)	145,600	1,892,800

		2,338,622
Petroleum Services - 2.89%
Atwood Oceanics, Inc. * (a)	29,200	2,633,256
Lone Star Technologies, Inc. * (a)	40,300	2,002,910
TODCO * (a)	98,800	3,311,776
W-H Energy Services, Inc. * (a)	57,900	2,287,050

		10,234,992
Pharmaceuticals - 0.11%
Pharmion Corp. *	22,800	376,656
Publishing - 0.09%
Courier Corp. (a)	7,700	303,919
Railroads & Equipment - 1.09%
Genesee & Wyoming, Inc., Class A *	84,500	3,865,875
Real Estate - 6.67%
Bedford Property Investments, Inc., REIT (a)	71,000	1,904,220
Columbia Equity Trust, Inc., REIT (a)	54,000	933,120
First Potomac Realty Trust, REIT	92,200	2,732,808
Glenborough Realty Trust, Inc., REIT (a)	56,000	1,083,600
Innkeepers USA Trust, REIT	82,100	1,439,213
Kilroy Realty Corp., REIT (a)	89,500	6,696,390
LaSalle Hotel Properties, REIT	89,000	3,555,550
Strategic Hotel Cap, Inc., REIT (a)	138,900	3,000,240
Washington REIT (a)	68,500	2,289,270

		23,634,411
Retail Grocery - 0.71%
Nash-Finch Company (a)	40,100	1,243,100
Wild Oats Markets, Inc. * (a)	70,800	1,270,860

		2,513,960

The accompanying notes are an integral part of the financial statements. 255

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade - 5.45%
Aaron Rents, Inc., Class A	5,350	$131,075
Aaron Rents, Inc., Class B (a)	237,400	6,219,880
Casey's General Stores, Inc. (a)	122,600	3,215,798
CSS Industries, Inc. (a)	69,000	2,125,200
Fred's, Inc., Class A (a)	101,400	1,416,558
Hancock Fabrics, Inc. (a)	93,100	386,365
Haverty Furniture Companies, Inc. (a)	157,000	2,237,250
Stein Mart, Inc. (a)	215,000	3,586,200

		19,318,326
Sanitary Services - 2.49%
Casella Waste Systems, Inc., Class A * (a)	162,900	2,305,035
Insituform Technologies, Inc., Class A * (a)	133,100	3,581,721
Synagro Technologies, Inc. (a)	99,900	477,522
Waste Connections, Inc. * (a)	66,700	2,443,888

		8,808,166
Semiconductors - 2.26%
ATMI, Inc. * (a)	62,100	1,864,863
Brooks Automation, Inc. * (a)	255,798	4,013,471
Entegris, Inc. * (a)	204,137	2,135,273

		8,013,607
Software - 3.38%
Packeteer, Inc. * (a)	136,200	1,628,952
Progress Software Corp. * (a)	110,000	3,212,000
SPSS, Inc. * (a)	96,400	3,146,496
Websense, Inc. * (a)	64,300	3,974,383

		11,961,831
Steel - 1.32%
Carpenter Technology Corp. (a)	56,000	4,681,040
Telecommunications Equipment &
Services - 0.45%
Premiere Global Services, Inc. * (a)	192,600	1,581,246
Tires & Rubber - 0.41%
Myers Indiana, Inc. (a)	89,800	1,436,800
Tobacco - 0.14%
Alliance One International, Inc. (a)	108,000	480,600
Transportation - 3.58%
Kirby Corp. * (a)	77,000	4,720,100
Macquarie Infrastructure Company Trust (a)	73,300	2,536,180
UTI Worldwide, Inc. (a)	51,900	5,430,297

		12,686,577
Trucking & Freight - 2.45%
Landstar Systems, Inc. (a)	186,000	8,665,740

TOTAL COMMON STOCKS (Cost $297,698,856)		$340,096,143

SHORT TERM INVESTMENTS - 38.87%
State Street Navigator Securities
Lending Prime Portfolio (c)	$127,033,163	$127,033,163

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
T. Rowe Price Reserve Investment
Fund (c)	$10,661,019	$10,661,019

TOTAL SHORT TERM INVESTMENTS
(Cost $137,694,182)		$137,694,182

REPURCHASE AGREEMENTS - 0.90%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$3,178,282 on 03/01/2006,
collateralized by $3,315,000
Federal Home Loan Bank, 3.625%
due 11/14/2008 (valued at
$3,244,556, including interest) (c)	$3,178,000	$3,178,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,178,000)		$3,178,000

Total Investments (Small Company Value Fund)
(Cost $438,571,038) - 135.78%		$480,968,325
Liabilities in Excess of Other Assets - (35.78)%		(126,738,409)

TOTAL NET ASSETS - 100.00%		$354,229,916

Special Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.53%
Aerospace - 2.52%
DRS Technologies, Inc. (a)	18,612	$982,155
HEICO Corp., Class A	34,201	889,568
Orbital Sciences Corp., Class A * (a)	61,505	936,721

		2,808,444
Air Travel - 0.92%
Airtran Holdings, Inc. * (a)	31,500	560,070
SkyWest, Inc. (a)	16,153	467,952

		1,028,022
Apparel & Textiles - 0.98%
Timberland Company, Class A *	31,104	1,090,195
Auto Parts - 0.78%
Lear Corp. (a)	41,478	865,231
Banking - 11.42%
Amcore Financial, Inc. (a)	26,052	779,215
BancTrust Financial Group, Inc. (a)	17,451	384,969
Cascade Financial Corp.	5,869	107,109
Central Pacific Financial Corp. (a)	29,633	1,096,421
City Bank Lynnwood WA (a)	3,693	156,288
Cullen Frost Bankers, Inc. (a)	17,580	969,010
First Charter Corp. (a)	35,197	862,678
First Security Group, Inc. (a)	58,191	621,480
First State Bancorporation (a)	36,475	941,784
IBERIABANK Corp. (a)	6,852	395,772
Investors Financial Services Corp. (a)	12,500	563,875

The accompanying notes are an integral part of the financial statements. 256

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Special Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Midwest Banc Holdings, Inc. (a)	37,410	$961,437
Pacific Capital Bancorp (a)	32,098	1,146,862
Sterling Bancorp (a)	18,402	374,297
Tompkins Trustco, Inc. (a)	5,797	270,546
UCBH Holdings, Inc. (a)	73,100	1,308,490
Umpqua Holdings Corp. (a)	42,525	1,145,198
Webster Financial Corp. (a)	13,653	643,739

		12,729,170
Business Services - 5.30%
Black Box Corp.	21,244	1,015,038
John H. Harland Company	17,847	645,883
Korn/Ferry International * (a)	9,463	199,196
Labor Ready, Inc. *	49,964	1,227,615
Perot Systems Corp., Class A * (a)	73,454	1,109,890
Tech Data Corp. *	13,409	556,876
Watson Wyatt & Company Holdings (a)	37,773	1,154,343

		5,908,841
Chemicals - 2.86%
Cabot Microelectronics Corp. * (a)	16,510	563,321
Georgia Gulf Corp. (a)	22,300	640,010
Lyondell Chemical Company	19,774	413,672
Olin Corp. (a)	34,102	716,483
OM Group, Inc. * (a)	40,200	852,642

		3,186,128
Computers & Business Equipment - 0.27%
Rimage Corp. * (a)	13,890	302,524
Construction & Mining Equipment - 1.17%
National Oilwell, Inc. *	21,467	1,306,911
Construction Materials - 1.60%
EMCOR Group, Inc. *	29,634	1,291,746
Patrick Industries, Inc. *	47,053	494,057

		1,785,803
Containers & Glass - 1.32%
Smurfit-Stone Container Corp. *	112,535	1,476,459
Cosmetics & Toiletries - 1.25%
Steiner Leisure, Ltd. * (a)	32,668	1,392,637
Crude Petroleum & Natural Gas - 1.63%
Newfield Exploration Company *	9,484	366,557
Western Refining, Inc.	20,600	334,544
XTO Energy, Inc.	26,668	1,117,122

		1,818,223
Domestic Oil - 1.19%
Denbury Resources, Inc. * (a)	46,830	1,327,631
Educational Services - 0.67%
Leapfrog Enterprises, Inc., Class A *	64,357	749,759
Electrical Equipment - 1.12%
Tektronix, Inc.	40,667	1,252,544
Electrical Utilities - 0.20%
MGE Energy, Inc. (a)	6,705	224,752

Special Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics - 2.59%
ATI Technologies, Inc. * (a)	58,455	$928,265
Bel Fuse, Inc., Class B (a)	9,056	299,844
Mercury Computer Systems, Inc. * (a)	55,015	948,459
Woodhead Industries, Inc. (a)	48,780	707,310

		2,883,878
Energy - 0.46%
New Jersey Resources Corp.	11,502	517,590
Financial Services - 2.10%
Financial Federal Corp. (a)	24,716	690,304
Portfolio Recovery Associates, Inc. * (a)	32,858	1,607,085
Thomas Weisel Partners Group Inc * (a)	1,900	40,603

		2,337,992
Food & Beverages - 1.41%
Del Monte Foods Company	133,761	1,455,320
Pilgrims Pride Corp.	4,800	110,688

		1,566,008
Furniture & Fixtures - 0.72%
Furniture Brands International, Inc. (a)	32,669	807,578
Gas & Pipeline Utilities - 0.44%
Northwest Natural Gas Company (a)	14,289	489,255
Healthcare Services - 3.39%
AMERIGROUP Corp. * (a)	31,940	683,197
Apria Healthcare Group, Inc. *	31,581	726,047
Cross Country Healthcare, Inc. * (a)	55,505	1,016,296
MedQuist, Inc. *	36,465	510,510
National Dentex Corp. *	41,837	836,740

		3,772,790
Hotels & Restaurants - 1.00%
O'Charley's, Inc. * (a)	62,891	1,116,944
Industrial Machinery - 4.37%
Albany International Corp., Class A (a)	30,483	1,133,053
IDEX Corp.	30,262	1,429,880
Kennametal, Inc.	18,187	1,063,576
Sauer-Danfoss, Inc. (a)	57,981	1,243,692

		4,870,201
Industrials - 2.44%
Crane Company	37,484	1,442,759
Harsco Corp.	15,977	1,274,645

		2,717,404
Insurance - 5.73%
CNA Surety Corp. * (a)	42,226	733,888
EMC Insurance Group, Inc. (a)	44,800	1,098,496
Midland Company	29,242	984,578
PMI Group, Inc.	32,233	1,395,689
RLI Corp. (a)	15,885	837,457
Triad Guaranty, Inc. *	29,424	1,335,556

		6,385,664
Internet Software - 0.31%
McAfee, Inc. *	14,762	343,364

The accompanying notes are an integral part of the financial statements. 257

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Special Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time - 0.41%
K2, Inc. * (a)	40,132	$457,505
Manufacturing - 5.17%
AptarGroup, Inc.	18,627	988,162
Kaydon Corp. (a)	34,627	1,246,572
Pentair, Inc.	36,940	1,483,141
Roper Industries, Inc.	30,668	1,382,207
Snap-on, Inc.	17,055	663,781

		5,763,863
Medical-Hospitals - 0.76%
RehabCare Group, Inc. *	42,167	850,930
Metal & Metal Products - 2.70%
Gibraltar Industries, Inc.	43,919	1,120,374
Mueller Industries, Inc.	23,102	762,597
Timken Company	39,239	1,125,374

		3,008,345
Mutual Funds - 6.07%
iShares Nasdaq Biotechnology Index Fund * (a)	13,950	1,173,334
iShares Russell 2000 Value Index Fund (a)	78,323	5,587,563

		6,760,897
Office Furnishings & Supplies - 1.85%
IKON Office Solutions, Inc. (a)	69,984	920,290
United Stationers, Inc. *	23,071	1,142,014

		2,062,304
Paper - 0.39%
Pope & Talbot, Inc. (a)	57,064	431,975
Petroleum Services - 0.26%
Superior Well Services, Inc. * (a)	11,765	288,831
Pharmaceuticals - 1.07%
Bentley Pharmaceuticals, Inc. * (a)	67,083	1,195,419
Railroads & Equipment - 1.05%
Wabtec Corp. (a)	35,479	1,171,871
Real Estate - 4.95%
American Land Lease, Inc., REIT	16,898	450,839
Cousins Properties, Inc., REIT (a)	28,947	887,804
Duke Realty Corp., REIT	12,109	425,026
Equity One, Inc., REIT	24,429	549,652
Host Marriott Corp., REIT	38,595	749,901
LaSalle Hotel Properties, REIT	23,620	943,619
Liberty Property Trust, REIT	10,696	478,967
Pan Pacific Retail Properties, Inc., REIT	14,937	1,033,790

		5,519,598
Retail Trade - 2.80%
Cato Corp., Class A (a)	60,568	1,264,054
Deb Shops, Inc. (a)	15,825	500,861
Dillard's, Inc., Class A (a)	28,271	697,446
The Buckle, Inc. (a)	17,077	653,195

		3,115,556
Semiconductors - 1.62%
Exar Corp. * (a)	49,883	621,043

Special Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Varian Semiconductor Equipment
Associates, Inc. *	25,043	$1,181,028

		1,802,071

Software - 2.06%
Dendrite International, Inc. * (a)	37,137	493,922
EPIQ Systems, Inc. * (a)	39,317	863,794
NetIQ Corp. * (a)	82,909	936,872

		2,294,588

Tires & Rubber - 1.01%
Cooper Tire & Rubber Company (a)	75,690	1,127,781
Transportation - 0.91%
Kirby Corp. *	16,569	1,015,680
Travel Services - 0.29%
Pegasus Solutions, Inc. * (a)	35,001	323,409
Trucking & Freight - 1.00%
Arkansas Best Corp.	26,803	1,113,933

TOTAL COMMON STOCKS (Cost $95,547,403)		$105,366,498

CORPORATE BONDS - 0.09%
Metal & Metal Products - 0.09%
Mueller Industries, Inc.
6.00% due 11/01/2014 (a)	$109,000	102,460

TOTAL CORPORATE BONDS (Cost $106,271)		$102,460

SHORT TERM INVESTMENTS - 35.74%
State Street Navigator Securities
Lending Prime Portfolio (c)	$39,827,991	$39,827,991

TOTAL SHORT TERM INVESTMENTS
(Cost $39,827,991)		$39,827,991

REPURCHASE AGREEMENTS - 10.01%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$11,157,992 on 03/01/2006,
collateralized by $12,035,000
FNMA, 5.57% due 06/30/2028
(valued at $11,384,051, including
interest) (c)	$11,157,000	$11,157,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,157,000)		$11,157,000

Total Investments (Special Value Fund)
(Cost $146,638,665) - 140.37%		$156,453,949
Liabilities in Excess of Other Assets - (40.37)%		(44,993,148)

TOTAL NET ASSETS - 100.00%		$111,460,801

The accompanying notes are an integral part of the financial statements. 258

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 17.82%
Aerospace - 0.31%
Lockheed Martin Corp.	14,100	$1,027,467
Raytheon Company	22,900	993,860

		2,021,327
Aluminum - 0.11%
Alcoa, Inc.	24,500	718,340
Auto Parts - 0.11%
Genuine Parts Company	16,200	721,224
Automobiles - 0.04%
Ford Motor Company	33,100	263,807
Banking - 0.85%
AmSouth Bancorp.	390	10,822
Bank of America Corp.	19,160	878,486
Bank of Ireland - London	4,000	71,243
Bank of Ireland	26,000	463,388
BB&T Corp.	300	11,859
Citizens Banking Corp.	300	7,944
Comerica, Inc.	180	10,318
Fifth Third Bancorp.	33,900	1,310,235
Mercantile Bankshares Corp.	11,400	435,480
National City Corp.	13,070	454,836
Northern Trust Corp.	6,600	347,952
Regions Financial Corp.	660	22,955
SunTrust Banks, Inc.	12,900	933,573
US Bancorp	2,530	78,202
Wells Fargo Company	7,400	475,080

		5,512,373
Biotechnology - 0.11%
MedImmune, Inc. *	19,200	700,608
Broadcasting - 0.11%
CBS Corp., Class B	29,450	720,347
Business Services - 0.05%
Cendant Corp.	17,800	295,836
Cable and Television - 0.68%
Cablevision Systems New York Group,
Class A *	10,300	270,375
Comcast Corp., Class A *	39,600	1,062,468
EchoStar Communications Corp., Class A *	14,400	422,928
Rogers Communications, Inc.	5,875	235,176
Time Warner, Inc.	85,100	1,473,081
Viacom, Inc. *	23,850	953,046

		4,417,074
Cellular Communications - 0.15%
Motorola, Inc.	33,400	714,760
Nextel Partners, Inc., Class A *	9,850	276,391

		991,151
Chemicals - 0.25%
Chemtura Corp.	19,300	213,844
E.I. Du Pont De Nemours & Company	29,590	1,190,702

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Hercules, Inc. *	19,200	$227,520

		1,632,066
Computers & Business Equipment - 0.52%
Cisco Systems, Inc. *	44,200	894,608
Hewlett-Packard Company	31,000	1,017,110
International Business Machines Corp.	18,100	1,452,344

		3,364,062
Construction Materials - 0.12%
Vulcan Materials Company	9,500	750,500
Cosmetics & Toiletries - 0.60%
Avon Products, Inc.	29,900	862,615
Colgate-Palmolive Company	26,600	1,449,168
International Flavors & Fragrances, Inc.	24,500	848,435
Kimberly-Clark Corp.	11,900	704,242

		3,864,460
Crude Petroleum & Natural Gas - 0.52%
Amerada Hess Corp.	9,260	1,280,751
ChevronTexaco Corp.	37,050	2,092,584

		3,373,335
Domestic Oil - 0.05%
Murphy Oil Corp.	7,200	337,464
Drugs & Health Care - 0.21%
Wyeth	27,000	1,344,600
Electrical Equipment - 0.64%
Cooper Industries, Ltd., Class A	11,100	929,070
General Electric Company	97,300	3,198,251

		4,127,321
Electrical Utilities - 0.20%
FirstEnergy Corp.	14,640	747,811
Pinnacle West Capital Corp.	8,400	344,820
TECO Energy, Inc.	11,900	203,014

		1,295,645
Electronics - 0.13%
Sony Corp.	18,000	859,326
Energy - 0.43%
Duke Energy Corp.	44,740	1,270,616
Progress Energy, Inc.	18,700	829,906
Xcel Energy, Inc.	36,030	668,717

		2,769,239
Financial Services - 1.47%
Charles Schwab Corp.	77,100	1,249,791
Citigroup, Inc.	12,840	595,391
Federal National Mortgage Association	11,000	601,480
Janus Capital Group, Inc.	2,700	59,211
JPMorgan Chase & Company	67,930	2,794,640
Mellon Financial Corp.	37,200	1,342,548
Morgan Stanley	27,100	1,616,786
State Street Corp. (c)	19,500	1,218,360

The accompanying notes are an integral part of the financial statements. 259

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Washington Mutual, Inc.	240	$10,248

		9,488,455
Food & Beverages - 0.64%
Campbell Soup Company	26,900	837,397
General Mills, Inc.	21,300	1,049,025
H.J. Heinz Company	9,700	367,339
McCormick & Company, Inc.	15,000	492,450
The Coca-Cola Company	33,700	1,414,389

		4,160,600
Gas & Pipeline Utilities - 0.20%
NiSource, Inc.	53,660	1,101,640
Williams Companies, Inc.	9,695	209,121

		1,310,761
Healthcare Products - 0.38%
Baxter International, Inc.	17,500	662,375
Boston Scientific Corp. *	23,800	581,196
Johnson & Johnson	21,000	1,210,650

		2,454,221
Hotels & Restaurants - 0.09%
McDonald's Corp.	16,600	579,506
Household Products - 0.28%
Fortune Brands, Inc.	8,900	690,195
Newell Rubbermaid, Inc.	45,900	1,141,533

		1,831,728
Industrial Machinery - 0.33%
Deere & Company	18,500	1,410,995
Pall Corp.	24,500	720,790

		2,131,785
Insurance - 1.02%
American International Group, Inc.	14,100	935,676
Chubb Corp.	5,500	526,625
Lincoln National Corp.	18,700	1,061,599
Marsh & McLennan Companies, Inc.	61,900	1,913,329
SAFECO Corp.	7,300	376,023
St. Paul Travelers Companies, Inc.	22,800	979,944
UnumProvident Corp.	37,800	782,082

		6,575,278
International Oil - 0.40%
Anadarko Petroleum Corp.	9,400	932,104
Royal Dutch Shell PLC, ADR	27,720	1,676,506

		2,608,610
Leisure Time - 0.16%
Walt Disney Company	37,800	1,058,022
Liquor - 0.21%
Anheuser-Busch Companies, Inc.	33,300	1,383,282
Manufacturing - 0.41%
Eaton Corp.	7,300	508,591
Honeywell International, Inc.	41,200	1,687,140

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Tyco International, Ltd.	17,100	$441,009

		2,636,740
Newspapers - 0.26%
Dow Jones & Company, Inc.	24,600	999,990
Knight-Ridder, Inc.	11,400	684,228

		1,684,218
Office Furnishings & Supplies - 0.16%
Avery Dennison Corp.	17,100	1,026,000
Paper - 0.37%
International Paper Company	58,070	1,902,954
MeadWestvaco Corp.	17,920	498,534

		2,401,488
Petroleum Services - 0.60%
BP PLC, SADR	15,600	1,036,152
Exxon Mobil Corp.	34,700	2,060,139
Schlumberger, Ltd.	6,900	793,500

		3,889,791
Pharmaceuticals - 0.96%
Abbott Laboratories	21,800	963,124
Bristol-Myers Squibb Company	33,600	776,160
Eli Lilly & Company	11,400	634,068
Merck & Company, Inc.	50,140	1,747,880
Pfizer, Inc.	56,715	1,485,366
Schering-Plough Corp.	32,900	608,650

		6,215,248
Photography - 0.15%
Eastman Kodak Company	33,600	942,480
Publishing - 0.39%
The New York Times Company, Class A	45,400	1,281,188
Tribune Company	40,800	1,248,480

		2,529,668
Railroads & Equipment - 0.42%
Norfolk Southern Corp.	16,500	844,470
Union Pacific Corp.	21,400	1,894,970

		2,739,440
Real Estate - 0.09%
Equity Residential, REIT	300	13,584
Simon Property Group, Inc., REIT	5,600	464,632
Weingarten Realty Investors, REIT	2,585	101,797

		580,013
Retail Grocery - 0.04%
Sysco Corp.	9,500	285,855
Retail Trade - 0.38%
Home Depot, Inc.	14,900	628,035
RadioShack Corp.	18,900	369,495
Wal-Mart Stores, Inc.	31,400	1,424,304

		2,421,834
Sanitary Services - 0.17%
Synagro Technologies, Inc.	26,900	128,582

The accompanying notes are an integral part of the financial statements. 260

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sanitary Services (continued)
Waste Management, Inc.	30,000	$997,800

		1,126,382
Semiconductors - 0.29%
Analog Devices, Inc.	21,800	831,452
Intel Corp.	27,100	558,260
Texas Instruments, Inc.	16,500	492,525

		1,882,237
Software - 0.24%
Microsoft Corp.	56,600	1,522,540
lecommunications Equipment &
Services - 0.31%
Lucent Technologies, Inc. *	104,600	292,880
Nokia Oyj, SADR	49,300	915,994
Telus Corp., Non Voting Shares	15,205	590,866
Telus Corp.	4,300	168,940

		1,968,680
Telephone - 0.98%
ALLTEL Corp.	17,600	1,111,440
AT&T Corp.	68,235	1,882,604
Qwest Communications International, Inc. *	172,900	1,092,728
Sprint Corp.	48,700	1,170,261
Verizon Communications, Inc.	31,100	1,048,070

		6,305,103
Tobacco - 0.08%
UST, Inc.	12,820	498,441
Toys, Amusements & Sporting Goods - 0.15%
Mattel, Inc.	58,100	978,985

TOTAL COMMON STOCKS (Cost $107,743,249)		$115,297,496

PREFERRED STOCKS - 0.14%
Broadcasting - 0.05%
Spanish Broadcasting System, Series B *	300	324,000
Energy - 0.02%
NRG Energy, Inc. *	100	121,175
Telecommunications Equipment &
Services - 0.07%
Lucent Technologies Capital Trust I *	475	457,781

TOTAL PREFERRED STOCKS (Cost $924,484)		$902,956

U.S. TREASURY OBLIGATIONS - 6.92%
Treasury Inflation Protected
Securities (d) - 0.92%
0.875% due 04/15/2010	$1,626,899	1,559,726
1.875% due 07/15/2013	267,958	266,251
2.00% due 07/15/2014 to 01/15/2026	1,878,225	1,881,236
2.375% due 01/15/2025	780,129	829,193
3.375% due 01/15/2007	621,255	631,423
3.50% due 01/15/2011	93,879	100,813
3.625% due 01/15/2008	700,649	725,446

		5,994,088

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Bonds - 3.04%
4.50% due 02/15/2036	$200,000	$199,891
5.375% due 02/15/2031	2,320,000	2,582,541
5.50% due 08/15/2028	290,000	323,327
6.00% due 02/15/2026	1,316,000	1,538,178
6.125% due 08/15/2029	437,000	527,592
6.25% due 08/15/2023 to 05/15/2030	3,028,000	3,644,266
6.375% due 08/15/2027	55,000	67,500
6.50% due 11/15/2026	800,000	990,594
7.125% due 02/15/2023	1,411,000	1,805,915
7.50% due 11/15/2016	980,000	1,213,477
7.625% due 02/15/2025	1,706,000	2,327,757
7.875% due 02/15/2021	631,000	843,420
8.00% due 11/15/2021	270,000	367,854
8.50% due 02/15/2020	880,000	1,218,525
8.875% due 02/15/2019	1,450,000	2,033,342

		19,684,179
U.S. Treasury Notes - 2.86%
zero coupon due 05/26/2006	38,000	9,500
2.50% due 05/31/2006	3,000,000	2,984,064
3.125% due 01/31/2007	216,000	212,912
3.50% due 05/31/2007	235,000	231,530
3.50% due 11/15/2006 ***	1,000,000	991,406
3.875% due 02/15/2013	130,000	124,328
4.00% due 03/15/2010 to 02/15/2015	995,000	965,020
4.125% due 05/15/2015	1,350,000	1,303,225
4.25% due 08/15/2013 to 11/15/2014	5,140,000	5,016,432
4.75% due 05/15/2014	2,025,000	2,043,271
4.875% due 02/15/2012	2,845,000	2,883,342
5.00% due 08/15/2011	850,000	866,037
5.75% due 08/15/2010	820,000	857,124

		18,488,191
U.S. Treasury Strips - 0.10%
zero coupon due 05/15/2020	1,250,000	640,747

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $44,302,259)		$44,807,205

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.98%
Federal Farm Credit Bank - 0.10%
1.875% due 01/16/2007	640,000	623,410
Federal Home Loan Bank - 0.18%
3.00% due 04/15/2009	600,000	566,762
5.25% due 06/18/2014	590,000	603,734

		1,170,496
Federal Home Loan Mortgage Corp. - 2.67%
2.75% due 03/15/2008	650,000	623,055
4.00% due 12/15/2009	425,000	411,919
4.50% due 10/01/2007 to 09/01/2035	2,080,550	1,995,045
4.522% due 09/01/2032	72,456	72,048
4.545% due 09/01/2035	346,079	336,957
4.72% due 08/01/2035	503,095	490,864
5.00% due 01/01/2009 to 11/01/2035	7,297,757	7,115,183

The accompanying notes are an integral part of the financial statements. 261

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
5.055% due 11/01/2035	$275,948	$272,102
5.125% due 07/15/2012	1,960,000	1,979,237
5.428% due 01/01/2036	138,979	138,377
5.50% due 03/01/2018 to 04/01/2029	1,741,419	1,748,953
6.00% due 11/01/2011 to 12/01/2033	338,618	343,696
6.50% due 05/01/2017 to 01/01/2036	1,583,721	1,621,210
7.00% due 02/01/2024 to 06/01/2032	93,898	97,121
7.50% due 05/01/2024 to 06/01/2024	6,366	6,684
10.50% due 05/01/2019	1,161	1,196

		17,253,647
Federal National Mortgage
Association - 5.71%
2.50% due 06/15/2006	215,000	213,554
3.25% due 08/15/2008	325,000	312,595
3.55% due 11/15/2007	1,100,000	1,075,197
3.825% due 10/01/2033	228,389	222,727
4.026% due 07/01/2027	2,683	2,680
4.25% due 07/15/2007	780,000	773,007
4.375% due 09/15/2012	410,000	398,540
4.50% due 05/01/2018 to 07/01/2035	4,052,180	3,914,517
4.5955% due 02/17/2009 (b)	260,000	255,759
4.625% due 10/15/2014	780,000	766,571
4.694% due 09/01/2035	606,215	591,626
5.00% due 01/01/2009 to 09/01/2035	2,194,257	2,155,766
5.319% due 12/01/2035	233,757	232,308
5.376% due 12/01/2035	290,925	289,840
5.455% due 01/01/2019	2,229	2,244
5.50% due 07/01/2013 to 12/01/2034	11,320,905	11,280,498
5.544% due 12/01/2035	453,859	452,984
5.685% due 12/01/2035	149,580	150,111
5.715% due 01/01/2036	1,024,558	1,031,168
5.75% due 02/15/2008	580,000	589,056
6.00% due 04/01/2014 to 01/01/2036	8,735,938	8,833,038
6.50% due 06/01/2013 to 07/01/2032	1,310,782	1,344,815
7.00% due 12/01/2029 to 02/01/2030	3,766	3,902
7.125% due 06/15/2010 to 01/15/2030	1,840,000	2,090,154

		36,982,657
Government National Mortgage
Association - 12.32%
4.00% due 09/15/2018	886,778	847,665
4.50% due 09/15/2018 to 11/15/2035	3,690,206	3,535,859
5.00% due 02/15/2018 to 12/01/2099	19,994,742	19,686,707
5.50% due 01/15/2018 to 08/15/2035	17,560,205	17,616,032
5.50% TBA **	3,095,076	3,101,761
6.00% due 05/15/2013 to 12/01/2099	15,294,617	15,592,396
6.00% TBA **	4,573,012	4,659,051
6.50% due 07/15/2009 to 12/01/2099	8,374,642	8,690,211
6.50% TBA **	1,065,443	1,100,567
6.75% due 02/15/2041	318,284	328,501
7.00% due 09/15/2012 to 12/15/2034	2,849,490	2,974,299
7.50% due 09/15/2012 to 06/15/2032	589,226	619,767

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
8.00% due 08/15/2007 to 06/20/2029		$459,934	$492,032
8.50% due 07/15/2008 to 02/15/2027		122,614	131,896
9.00% due 03/15/2009 to 05/15/2024		73,585	79,321
9.25% due 10/15/2016 to 12/15/2019		8,183	8,904
9.50% due 06/15/2009 to 12/15/2024		22,734	24,739
9.75% due 09/15/2016 to 02/15/2021		5,553	6,082
10.00% due 02/15/2016 to 03/15/2026		91,317	100,845
10.25% due 05/15/2020 to 11/15/2020		4,908	5,421
10.50% due 09/15/2015 to 07/15/2019		11,250	12,486
11.00% due 12/15/2009 to 07/20/2020		44,149	47,898
11.50% due 03/15/2010 to 11/15/2019		22,927	25,107
11.75% due 08/15/2013		1,724	1,928
12.00% due 10/15/2010 to 06/15/2015		19,409	21,733
12.25% due 03/15/2014 to 07/20/2015		1,662	1,823
12.50% due 04/15/2010 to 07/15/2015		7,869	8,638
12.75% due 12/20/2013 to 12/20/2014		1,870	2,057
13.00% due 01/15/2011 to 09/20/2015		6,533	7,253
13.50% due 05/15/2010 to 01/15/2015		4,655	5,194

			79,736,173

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $135,528,263)			$135,766,383

FOREIGN GOVERNMENT OBLIGATIONS - 10.58%
Argentina - 0.19%
Republic of Argentina
zero coupon, Step up to 2.5% on
03/31/2009 due 12/31/2038		225,000	90,225
0.63%, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	700,000	123,881
.34% due 12/15/2035 (b)		1,466,445	29,792
4.50% due 12/15/2035 (b)		$425,000	32,300
4.889% due 08/03/2012 (b)		825,000	676,912
City of Buenos Aires
7.875% due 04/11/2011		300,000	301,410

			1,254,520
Australia - 0.23%
Commonwealth of Australia
8.00% due 03/01/2008	AUD	170,000	132,302
Queensland Treasury Corp., Series 15G
6.00% due 10/14/2015		1,790,000	1,385,758

			1,518,060
Austria - 0.23%
Republic of Austria
5.50% due 01/15/2010	EUR	568,000	732,395
5.875% due 07/15/2006		546,000	658,319
6.25% due 07/15/2027		49,000	79,819

			1,470,533
Belgium - 0.27%
Kingdom of Belgium
4.25% due 09/28/2013		484,000	608,026
5.00% due 03/28/2035		260,000	376,578

The accompanying notes are an integral part of the financial statements. 262

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Belgium (continued)
Kingdom of Belgium (continued)
6.25% due 03/28/2007	EUR	246,000	$303,464
7.00% due 05/15/2006		394,000	473,749

			1,761,817
Brazil - 0.52%
Federative Republic of Brazil
6.00% due 05/15/2009	BRL	535,000	238,434
6.00% due 08/15/2010		130,000	54,555
6.00% due 05/15/2045		150,000	90,631
6.00% due 08/15/2024		145,000	90,749
7.875% due 03/07/2015		$50,000	55,900
8.00% due 01/15/2018		795,000	890,003
8.75% due 02/04/2025		375,000	452,813
8.875% due 10/14/2019		150,000	180,750
10.125% due 05/15/2027		425,000	583,312
11.00% due 08/17/2040		275,000	364,788
12.50% due 01/05/2016	BRL	350,000	172,399
14.50% due 10/15/2009		$150,000	195,375

			3,369,709
Canada - 0.54%
Government of Canada
4.00% due 09/01/2010	CAD	1,975,000	1,730,121
5.00% due 06/01/2014		645,000	600,473
5.75% due 06/01/2033		195,000	215,511
Province of British Columbia
5.70% due 06/18/2029		190,000	193,392
Province of Ontario
5.00% due 03/08/2014		367,000	336,160
Province of Quebec
9.375% due 01/16/2023		186,000	250,389
Province of Ontario
6.375% due 10/12/2010	NZD	220,000	143,967

			3,470,013
Colombia - 0.06%
Republic of Colombia
10.75% due 01/15/2013		$165,000	211,200
11.75% due 02/25/2020		100,000	149,750

			360,950
Denmark - 0.10%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	1,077,000	190,124
7.00% due 11/10/2024		364,000	83,415
8.00% due 03/15/2006		2,330,000	372,943

			646,482
Finland - 0.03%
Republic of Finland
5.00% due 07/04/2007	EUR	136,000	166,569
France - 0.68%
Government of France
2.25% due 03/12/2006		910,000	1,084,744
4.00% due 10/25/2014		655,000	811,426
5.00% due 10/25/2016		227,000	305,629

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
France (continued)
Government of France (continued)
5.50% due 04/25/2029	EUR	637,000	$965,500
5.75% due 10/25/2032		767,000	1,218,976

			4,386,275
Germany - 1.61%
Federal Republic of Germany
2.00% due 03/10/2006		910,000	1,084,733
3.25% due 07/04/2015		1,874,000	2,195,016
4.25% due 01/04/2014		672,000	845,328
4.50% due 01/04/2013		1,900,000	2,415,538
4.75% due 07/04/2028		264,000	362,063
4.75% due 07/04/2034		625,000	876,520
5.50% due 01/04/2031		679,000	1,039,050
6.00% due 07/04/2007		1,308,000	1,620,869

			10,439,117
Greece - 0.01%
Republic of Greece
4.60% due 05/20/2013		70,000	88,943
Indonesia - 0.12%
Republic of Indonesia
7.50% due 01/15/2016		$425,000	442,000
7.50% due 01/15/2016		100,000	104,750
8.50% due 10/12/2035		175,000	198,625

			745,375
Iraq - 0.08%
Republic of Iraq, Series REGS
5.80% due 01/15/2028		750,000	535,312
Ireland - 0.06%
Republic of Ireland
4.00% due 04/18/2010	EUR	96,000	117,807
5.00% due 04/18/2013		185,000	242,889

			360,696
Israel - 0.19%
Israel Government Bond - Shahar, Series 2682
7.50% due 03/31/2014	ILS	5,135,000	1,242,296
Italy - 0.78%
Republic of Italy
4.25% due 08/01/2014	EUR	427,000	532,996
4.75% due 03/15/2006		1,900,000	2,266,744
5.00% due 10/15/2007		332,000	407,598
6.00% due 11/01/2007		1,025,000	1,279,692
6.00% due 05/01/2031		271,000	423,727
7.25% due 11/01/2026		75,000	130,594
Lottomatica SpA/pre-Newgames SpA merger
4.80% due 12/22/2008		30,000	36,451

			5,077,802
Jamaica - 0.10%
Government of Jamaica
9.00% due 06/02/2015		$215,000	230,050
10.625% due 06/20/2017		350,000	407,750

			637,800

The accompanying notes are an integral part of the financial statements. 263

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Japan - 1.58%
Government of Japan
0.50% due 06/20/2008	JPY	352,150,000	$3,036,063
0.80% due 09/20/2010		146,800,000	1,253,746
0.80% due 12/10/2015		83,000,000	719,138
1.00% due 12/20/2012		114,850,000	968,889
1.10% due 09/20/2012		67,450,000	573,984
1.30% due 12/20/2013		138,400,000	1,180,192
1.50% due 03/20/2015		89,400,000	768,943
1.90% due 03/20/2025		90,500,000	772,758
2.00% due 06/20/2022		55,200,000	486,000
2.00% due 12/20/2033		36,600,000	301,272
2.20% due 06/22/2020		18,000,000	163,625

			10,224,610
Lebanon - 0.04%
Republic of Lebanon
8.50% due 01/19/2016		$245,000	263,987
Malaysia - 0.03%
Malaysia Government Bond, Series 4/05
3.756% due 04/28/2011	MYR	781,000	210,082
Mexico - 0.83%
Government of Mexico
4.625% due 10/08/2008		$415,000	410,020
6.375% due 01/16/2013		190,000	200,070
6.625% due 03/03/2015		295,000	319,338
7.50% due 04/08/2033		65,000	78,975
8.00% due 12/24/2008	MXN	1,175,000	113,593
8.00% due 12/28/2006		1,750,000	168,428
8.00% due 12/19/2013		4,600,000	443,650
8.125% due 12/30/2019		$285,000	352,687
9.00% due 12/22/2011	MXN	29,800,000	3,013,179
9.50% due 12/18/2014		2,424,000	254,930

			5,354,870
Netherlands - 0.07%
Kingdom of Netherlands
5.00% due 07/15/2011	EUR	188,000	242,704
5.50% due 01/15/2028		137,000	205,735

			448,439
Panama - 0.03%
Republic of Panama
6.70% due 01/26/2036		$163,000	165,445
Peru - 0.05%
Republic of Peru
8.375% due 05/03/2016		275,000	319,000
Philippines - 0.11%
Republic of Philippines
9.50% due 02/02/2030		200,000	239,500
9.875% due 01/15/2019		200,000	241,000
10.625% due 03/16/2025		175,000	227,062

			707,562

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Poland - 0.06%
Republic of Poland, Series 0509
6.00% due 05/24/2009	PLN	1,220,000 $	404,196
Portugal - 0.18%
Republic of Portugal
3.00% due 07/17/2006	EUR	849,000	1,013,440
5.15% due 06/15/2011		118,000	152,485

			1,165,925

Russia - 0.20%
Russian Federation
5.00% due 03/31/2030		$1,150,000	1,298,810
Serbia - 0.19%
Republic of Serbia
zero coupon, Step up to 6.75% on
11/01/2009 due 11/01/2024		1,324,000	1,220,728
South Africa - 0.14%
Republic of South Africa
6.50% due 06/02/2014		365,000	393,744
Republic of South Africa, Series R153
13.00% due 08/31/2010	ZAR	2,486,000	491,658

			885,402

Spain - 0.24%
Kingdom of Spain
4.00% due 01/31/2010	EUR	46,000	56,397
5.75% due 07/30/2032		127,000	201,569
6.00% due 01/31/2008		1,037,000	1,303,435

			1,561,401

Sweden - 0.10%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	5,000,000	667,828
Turkey - 0.39%
Republic of Turkey
7.375% due 02/05/2025		$265,000	282,888
15.00% due 02/10/2010	TRY	605,000	507,927
20.00% due 10/17/2007		1,200,000	1,068,656
Republic of Turkey
6.875% due 03/17/2036		$625,000	634,375

			2,493,846

Ukraine - 0.02%
Republic of Ukraine
7.65% due 06/11/2013		100,000	107,580
United Kingdom - 0.30%
Government of United Kingdom
4.25% due 06/07/2032	GBP	1,050,000	1,948,960
Uruguay - 0.03%
Republic of Uruguay
9.25% due 05/17/2017		$150,000	178,125
Venezuela - 0.11%
Republic of Venezuela
7.65% due 04/21/2025		130,000	141,700
9.25% due 09/15/2027		225,000	289,125

The accompanying notes are an integral part of the financial statements. 264

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Venezuela (continued)
Republic of Venezuela (continued)
13.625% due 08/15/2018		$200,000	$311,000

			741,825
Vietnam - 0.08%
Socialist Republic of Vietnam
6.875% due 01/15/2016		525,000	542,996

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $67,446,842)			$68,443,886

CORPORATE BONDS - 27.46%
Advertising - 0.39%
Advanstar Communications, Inc.
10.75% due 08/15/2010		200,000	219,000
12.00% due 02/15/2011		175,000	183,750
Advanstar Communications, Inc., Series B
15.00% due 10/15/2011		200,000	209,500
Lamar Advertising Company
2.875% due 12/31/2010		275,000	311,105
R H Donnelley Finance Corp.
8.875% due 01/15/2016		1,175,000	1,224,937
10.875% due 12/15/2012		350,000	393,750

			2,542,042
Aerospace - 0.33%
Aviall, Inc.
7.625% due 07/01/2011		225,000	232,312
BE Aerospace, Inc.
8.50% due 10/01/2010		75,000	80,625
BE Aerospace, Inc., Series B
8.875% due 05/01/2011		250,000	261,875
Boeing Company
8.75% due 08/15/2021		55,000	74,295
GenCorp, Inc.
9.50% due 08/15/2013		550,000	596,750
Moog, Inc.
6.25% due 01/15/2015		225,000	222,750
Northrop Grumman Corp.
7.125% due 02/15/2011		50,000	53,806
7.75% due 03/01/2016		35,000	41,317
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	26,000	32,127
Sequa Corp.
9.00% due 08/01/2009		$25,000	26,937
TransDigm, Inc.
8.375% due 07/15/2011		150,000	156,750
United Technologies Corp.
5.40% due 05/01/2035		190,000	189,385
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011		200,000	187,500

			2,156,429
Agriculture - 0.21%
Bunge, Ltd.
4.375% due 12/15/2008		365,000	355,791

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Agriculture (continued)
Cargill, Inc.
6.25% due 05/01/2006	$140,000	$140,310
Case New Holland, Inc.
9.25% due 08/01/2011	325,000	348,563
Phosphate Resource Partners LP
7.00% due 02/15/2008	100,000	96,500
Terra Capital, Inc.
11.50% due 06/01/2010	150,000	167,250
United Agri Products, Inc.
8.25% due 12/15/2011	225,000	237,375

		1,345,789

Air Travel - 0.01%
Air Jamaica, Ltd., Series REGS
9.375% due 07/08/2015	75,000	78,469
Aluminum - 0.05%
Alcoa, Inc.
4.25% due 08/15/2007	55,000	54,290
Century Aluminum Company
7.50% due 08/15/2014	250,000	260,000

		314,290

Amusement & Theme Parks - 0.06%
Universal City Development Partners
11.75% due 04/01/2010	375,000	417,656
Apparel & Textiles - 0.29%
Broder Brothers, Series B
11.25% due 10/15/2010	225,000	224,437
Collins & Aikman Floorcoverings, Inc.
9.75% due 02/15/2010	250,000	236,250
INVISTA
9.25% due 05/01/2012	925,000	982,813
Jones Apparel Group, Inc.
7.875% due 06/15/2006	55,000	55,295
Quiksilver, Inc.
6.875% due 04/15/2015	50,000	48,250
Rafaella Apparel Group, Inc.
11.25% due 06/15/2011	300,000	298,500

		1,845,545

Auto Parts - 0.17%
Accuride Corp.
8.50% due 02/01/2015	250,000	248,750
Autocam Corp.
10.875% due 06/15/2014	150,000	102,375
Commercial Vehicle Group Inc
8.00% due 07/01/2013	50,000	49,750
Rexnord Corp.
10.125% due 12/15/2012	525,000	577,500
Visteon Corp.
7.00% due 03/10/2014	175,000	129,938

		1,108,313

Auto Services - 0.04%
Adesa, Inc.
7.625% due 06/15/2012	250,000	253,750
The accompanying notes are an integral part of the financial statements. 265

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Automobiles - 0.36%
DaimlerChrysler NA Holding Corp.
4.05% due 06/04/2008		$60,000 $	58,250
4.75% due 01/15/2008		110,000	108,659
6.50% due 11/15/2013		230,000	237,737
7.30% due 01/15/2012		40,000	42,908
8.50% due 01/18/2031		60,000	73,151
DaimlerChrysler NA Holding Corp., Series D, MTN
4.96% due 09/10/2007 (b)		70,000	70,209
ERAC USA Finance Company
5.60% due 05/01/2015		240,000	238,306
Hertz Corp., Class A
8.875% due 01/01/2014		675,000	705,375
10.50% due 01/01/2016		725,000	781,187

			2,315,782
Banking - 1.41%
Australia & New Zealand Banking Group,
Ltd., EMTN
4.45% due 02/05/2015 (b)	EUR	39,000	48,063
BAC Capital Trust VI
5.625% due 03/08/2035		$335,000	329,427
Banca Intesa SpA, EMTN
5.85% due 05/08/2014 (b)	EUR	52,000	66,333
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)		60,000	73,726
Bank Nederlandse Gemeenten, EMTN
4.00% due 07/15/2014		45,000	55,170
Bank of America Corp.
5.25% due 02/01/2007		$150,000	150,211
Bank of Ireland
6.45% due 02/10/2010	EUR	49,000	64,758
Bank One Corp.
5.25% due 01/30/2013		$200,000	198,724
Banknorth Capital Trust I, Series B
10.52% due 05/01/2027		25,000	27,490
Banque du Liban, Series ECD
10.00% due 04/25/2015		300,000	353,250
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	36,000	47,161
BB&T Corp.
6.50% due 08/01/2011		$290,000	307,869
BNP Paribas, EMTN
5.25% due 12/17/2012	EUR	36,000	46,971
Colonial Bank, N.A.
9.375% due 06/01/2011		$185,000	212,773
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	51,000	71,027
Deutsche Bank AG
5.125% due 01/31/2013		52,000	67,120
European Investment Bank
6.75% due 11/17/2008	NZD	215,000	143,412
Greenpoint Capital Trust I
9.10% due 06/01/2027		$25,000	27,081
HBOS PLC
3.125% due 01/12/2007		170,000	167,258

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)	EUR	54,000 $	66,829
HBOS PLC, MTN
6.00% due 11/01/2033		$170,000	180,063
HSBC Bank PLC
7.625% due 06/15/2006		95,000	95,680
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)	EUR	61,000	74,848
HSBC Holdings PLC, Series 2018
9.875% due 04/08/2018	GBP	40,000	90,799
Hudson United Bancorp
8.20% due 09/15/2006		$20,000	20,287
Huntington National Bank, BKNT
4.375% due 01/15/2010		220,000	213,154
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		15,000	14,298
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	36,000	47,030
Islandsbanki HF
4.76% due 10/15/2008 (b)		$200,000	200,092
Keybank NA
5.80% due 07/01/2014		40,000	41,104
Keybank NA, Series BKNT
4.412% due 03/18/2008		55,000	54,477
KeyCorp, MTN, Series G
4.70% due 05/21/2009		45,000	44,444
KfW Bankengruppe, EMTN
4.75% due 12/07/2010	GBP	524,000	926,621
Kreditanstalt fuer Wiederaufbau
6.375% due 02/17/2015	NZD	1,415,000	1,414,012
Kreditanstalt fuer Wiederaufbau, EMTN
6.50% due 11/15/2011		530,000	351,612
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	140,000	264,859
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$110,000	106,087
Marshall & Ilsley Bank, BKNT
3.80% due 02/08/2008		110,000	107,397
4.125% due 09/04/2007		50,000	49,296
Nordea Bank Finland PLC, EMTN
5.75% due 03/26/2014 (b)	EUR	52,000	65,997
Northern Rock PLC, EMTN
5.75% due 02/28/2017	GBP	49,000	89,259
Northern Trust Company, BKNT
4.60% due 02/01/2013		$120,000	116,149
Rabobank Nederland, EMTN
3.125% due 07/19/2010	EUR	75,000	88,363
Regions Bank, BKNT
2.90% due 12/15/2006		$120,000	118,045
Royal Bank of Scotland PLC, EMTN
zero coupon, Step up to 6.935% on
09/08/2014 due 06/29/2049 (b)	GBP	49,000	91,819
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)	EUR	64,000	76,711
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)		64,000	75,710

The accompanying notes are an integral part of the financial statements. 266

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)		$200,000	$197,629
Suncorp-Metway, Ltd.
4.625% due 06/15/2013		30,000	28,629
Svensk Exportkredit AB
2.875% due 01/26/2007		130,000	127,899
Svenska Handelsbanken, EMTN
6.125% due 03/29/2049 (b)	GBP	49,000	88,786
US Bancorp, MTN, Series P
4.50% due 07/29/2010		$190,000	185,131
Wachovia Corp.
4.66% due 07/20/2007 (b)		65,000	65,079
5.50% due 08/01/2035		110,000	106,114
6.40% due 04/01/2008		90,000	92,359
Webster Capital Trust II, Series B
10.00% due 04/01/2027		35,000	37,980
Webster Financial Corp.
5.125% due 04/15/2014		200,000	194,366
Wells Fargo & Company
4.20% due 01/15/2010		205,000	198,264
4.5638% due 03/23/2007 (b)		230,000	230,184
Westpac Banking Corp.
2.875% due 06/25/2008	EUR	21,000	24,831

			9,120,117
Biotechnology - 0.07%
Amgen, Inc.
4.00% due 11/18/2009		$130,000	125,073
Genentech, Inc.
4.40% due 07/15/2010		125,000	121,606
4.75% due 07/15/2015		205,000	197,627

			444,306
Broadcasting - 0.64%
Allbritton Communications Company
7.75% due 12/15/2012		350,000	352,187
CanWest Media, Inc.
8.00% due 09/15/2012		425,000	435,625
Charter Communications Operating LLC
8.00% due 04/30/2012		775,000	780,813
CSC Holdings, Inc.
7.25% due 07/15/2008		425,000	430,313
Fisher Communications, Inc.
8.625% due 09/15/2014		225,000	236,531
Gray Television, Inc.
9.25% due 12/15/2011		375,000	398,906
Liberty Media Corp.
5.991% due 09/17/2006 (b)		35,000	35,159
News America, Inc.
6.20% due 12/15/2034		370,000	366,038
6.40% due 12/15/2035		220,000	221,381
7.375% due 10/17/2008		125,000	130,760
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013		250,000	245,000
Viacom, Inc.
5.625% due 05/01/2007		190,000	190,299

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Broadcasting (continued)
Vivendi Universal SA
3.875% due 02/15/2012	EUR	27,000	$31,985
XM Satellite Radio Holdings, Inc.
12.00% due 06/15/2010		$175,000	195,563
14 due 12/31/2009		100,000	107,250

			4,157,810
Building Materials & Construction - 0.22%
Ainsworth Lumber Company, Ltd.
7.25% due 10/01/2012		75,000	70,125
Brand Services, Inc.
12.00% due 10/15/2012		350,000	371,875
Building Materials Corporation of America
7.75% due 08/01/2014		350,000	346,500
CRH America, Inc.
6.40% due 10/15/2033		65,000	69,029
Dycom Industries, Inc.
8.125% due 10/15/2015		200,000	208,000
Texas Industries, Inc.
7.25% due 07/15/2013		375,000	388,125

			1,453,654
Buildings - 0.05%
D.R. Horton, Inc.
4.875% due 01/15/2010		280,000	270,833
5.625% due 09/15/2014		40,000	38,296

			309,129
Business Services - 0.69%
Affinity Group, Inc.
9.00% due 02/15/2012		350,000	350,000
10.875% due 02/15/2012		105,438	99,111
FTI Consulting, Inc.
7.625% due 06/15/2013		250,000	261,875
GTECH Holdings Corp.
4.50% due 12/01/2009		250,000	245,935
4.75% due 10/15/2010		30,000	29,632
Insurance Auto Auctions, Inc.
11.00% due 04/01/2013		250,000	260,625
Invensys PLC
9.875% due 03/15/2011		275,000	284,625
Nebraska Book Company, Inc.
8.625% due 03/15/2012		350,000	329,000
Quintiles Transnational Corp.
10.00% due 10/01/2013		275,000	305,250
SunGard Data Systems, Inc.
9.125% due 08/15/2013		1,073,000	1,141,404
10.25% due 08/15/2015		438,000	459,353
Universal Compression, Inc.
7.25% due 05/15/2010		275,000	284,625
Xerox Corp.
6.875% due 08/15/2011		175,000	180,906
7.20% due 04/01/2016		75,000	79,875
7.625% due 06/15/2013		125,000	132,656

			4,444,872

The accompanying notes are an integral part of the financial statements. 267

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cable and Television - 0.77%
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		$80,000	$83,962
8.375% due 05/01/2007		120,000	124,234
Comcast Corp.
4.95% due 06/15/2016		425,000	397,057
5.65% due 06/15/2035		75,000	68,633
6.50% due 11/15/2035		105,000	106,417
Cox Communications, Inc.
7.75% due 11/01/2010		430,000	462,861
Cox Enterprises, Inc.
4.375% due 05/01/2008		135,000	131,322
DirecTV Holdings LLC
6.375% due 06/15/2015		500,000	498,125
8.375% due 03/15/2013		50,000	53,625
EchoStar Communications Corp.
5.75% due 05/15/2008		150,000	147,375
Echostar DBS Corp.
5.75% due 10/01/2008		15,000	14,812
6.625% due 10/01/2014		425,000	413,313
Mediacom Broadband LLC
8.50% due 10/15/2015		100,000	96,000
11.00% due 07/15/2013		150,000	160,500
Rainbow National Services LLC
8.75% due 09/01/2012		100,000	107,750
Rogers Cable, Inc.
5.50% due 03/15/2014		160,000	151,800
6.75% due 03/15/2015		250,000	255,625
Shaw Communications, Inc.
7.40% due 10/17/2007	CAD	45,000	41,064
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		$450,000	459,563
8.75% due 12/15/2011		25,000	26,281
Time Warner Entertainment Company LP
7.25% due 09/01/2008		475,000	494,555
8.375% due 03/15/2023		246,000	289,503
Videotron Ltee
6.375% due 12/15/2015		100,000	99,000
6.875% due 01/15/2014		315,000	322,088

			5,005,465
Cellular Communications - 1.13%
America Movil SA de CV
6.375% due 03/01/2035		245,000	247,858
American Cellular Corp.
10.00% due 08/01/2011		200,000	217,500
American Tower Corp.
3.00% due 08/15/2012		100,000	164,875
7.125% due 10/15/2012		250,000	261,875
7.25% due 12/01/2011		50,000	52,500
7.50% due 05/01/2012		50,000	52,750
AT&T Broadband Corp.
8.375% due 03/15/2013		320,000	366,889
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		120,000	133,066
8.75% due 03/01/2031		170,000	225,600

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
Centennial Communications Corp.
8.125% due 02/01/2014		$25,000	$25,500
10.00% due 01/01/2013		75,000	78,000
10.125% due 06/15/2013		125,000	136,875
Cingular Wireless Services, Inc.
8.125% due 05/01/2012		10,000	11,458
Digicel, Ltd.
9.25% due 09/01/2012		250,000	262,500
Dobson Cellular Systems, Inc.
9.875% due 11/01/2012		225,000	245,812
Dobson Communications Corp.
8.875% due 10/01/2013		200,000	201,500
Horizon PCS, Inc.
11.375% due 07/15/2012		125,000	143,750
IWO Holdings, Inc.
zero coupon, Step up to 10.75% on
01/15/2010 due 01/15/2015		125,000	92,500
mmO2 PLC, EMTN
6.375% due 01/25/2007	EUR	33,000	40,481
Motorola, Inc.
7.50% due 05/15/2025		$80,000	95,542
Nextel Communications, Inc.
6.875% due 10/31/2013		1,290,000	1,350,501
7.375% due 08/01/2015		180,000	190,363
Nextel Partners, Inc.
8.125% due 07/01/2011		200,000	212,000
Rogers Wireless, Inc.
7.50% due 03/15/2015		50,000	54,250
7.6163% due 12/15/2010 (b)		100,000	103,500
8.00% due 12/15/2012		975,000	1,040,813
9.625% due 05/01/2011		200,000	231,500
Rural Cellular Corp.
9.875% due 02/01/2010		150,000	160,500
10.43% due 11/01/2012 (b)		100,000	103,000
UbiquiTel Operating Company
9.875% due 03/01/2011		300,000	330,000
US Unwired, Inc., Series B
10.00% due 06/15/2012		250,000	282,500
Verizon Wireless Capital LLC
5.375% due 12/15/2006		165,000	165,313

			7,281,071
Chemicals - 0.45%
Arco Chemical Company
10.25% due 11/01/2010		100,000	110,000
Chemtura Corp.
9.875% due 08/01/2012		50,000	56,375
Compass Minerals International, Inc., Series B
zero coupon, Step up to 12.00% on
06/01/2008 due 06/01/2013		475,000	422,750
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.,
Series A
zero coupon, Step up to 10.00% on
10/01/2009 due 10/01/2014		225,000	176,062

The accompanying notes are an integral part of the financial statements. 268

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.,
Series B
zero coupon, Step up to 10.50% on
10/01/2009 due 10/01/2014		$275,000	$213,812
Dow Chemical Company
6.125% due 02/01/2011		120,000	124,487
Dow Chemical Company, EMTN
4.375% due 06/25/2010	EUR	38,000	46,429
Equistar Chemicals LP
8.75% due 02/15/2009		$25,000	25,937
Hercules, Inc.
6.75% due 10/15/2029		75,000	73,500
Huntsman LLC
11.625% due 10/15/2010		150,000	171,000
IMC Global, Inc.
10.875% due 08/01/2013		25,000	28,750
IMC Global, Inc., Series B
10.875% due 06/01/2008		50,000	55,375
11.25% due 06/01/2011		25,000	26,813
Lubrizol Corp.
4.625% due 10/01/2009		60,000	58,409
Lyondell Chemical Company
9.50% due 12/15/2008		59,000	61,655
10.50% due 06/01/2013		325,000	363,188
11.125% due 07/15/2012		100,000	110,500
Lyondell Chemical Company, Series A
9.625% due 05/01/2007		100,000	103,500
Praxair, Inc.
4.75% due 07/15/2007		85,000	84,693
Rhodia SA
10.25% due 06/01/2010		292,000	328,500
Rockwood Specialties Group, Inc.
10.625% due 05/15/2011		225,000	247,500

			2,889,235
Coal - 0.20%
Alpha Natural Resources LLC
10.00% due 06/01/2012		225,000	247,500
Foundation PA Coal Company
7.25% due 08/01/2014		400,000	410,000
James River Coal Company
9.375% due 06/01/2012		250,000	260,625
Massey Energy Company
6.625% due 11/15/2010		50,000	51,125
6.875% due 12/15/2013		350,000	349,125

			1,318,375
Commercial Services - 0.11%
Brickman Group, Ltd., Series B
11.75% due 12/15/2009		450,000	495,000
Mac-Gray Corp.
7.625% due 08/15/2015		225,000	230,625

			725,625
Computers & Business Equipment - 0.13%
Cisco Systems, Inc.
5.25% due 02/22/2011		290,000	290,496

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Computers & Business Equipment
(continued)
International Business Machines Corp., MTN
2.375% due 11/01/2006	$120,000	$117,948
3.80% due 02/01/2008	180,000	175,779
Unisys Corp.
7.875% due 04/01/2008	175,000	173,906
8.00% due 10/15/2012	75,000	73,125

		831,254
Construction & Mining Equipment - 0.05%
JLG Industries, Inc.
8.375% due 06/15/2012	200,000	211,500
Terex Corp.
7.375% due 01/15/2014	100,000	103,000

		314,500
Containers & Glass - 0.51%
AEP Industries, Inc.
7.875% due 03/15/2013	250,000	250,000
Ball Corp.
6.875% due 12/15/2012	575,000	585,062
BWAY Corp.
10.00% due 10/15/2010	225,000	237,375
Graphic Packaging International Corp.
8.50% due 08/15/2011	125,000	125,625
9.50% due 08/15/2013	75,000	71,250
Greif, Inc.
8.875% due 08/01/2012	100,000	106,250
Owens-Brockway Glass Container, Inc.
7.75% due 05/15/2011	100,000	105,000
8.25% due 05/15/2013	425,000	443,062
8.75% due 11/15/2012	255,000	274,125
8.875% due 02/15/2009	350,000	364,437
Owens-Illinois, Inc., Series 2008
7.35% due 05/15/2008	75,000	75,938
Plastipak Holdings, Inc.
8.50% due 12/15/2015	125,000	129,063
Sealed Air Corp.
5.375% due 04/15/2008	230,000	229,282
Silgan Holdings, Inc.
6.75% due 11/15/2013	125,000	124,063
Stone Container Corp.
9.75% due 02/01/2011	75,000	76,781
Stone Container Finance
7.375% due 07/15/2014	125,000	115,938

		3,313,251
Cosmetics & Toiletries - 0.09%
Chattem, Inc.
7.00% due 03/01/2014	350,000	351,750
Spectrum Brands, Inc.
7.375% due 02/01/2015	250,000	215,625
8.50% due 10/01/2013	50,000	45,625

		613,000
Crude Petroleum & Natural Gas - 0.74%
Amerada Hess Corp.
7.375% due 10/01/2009	75,000	80,009

The accompanying notes are an integral part of the financial statements. 269

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
Amerada Hess Corp. (continued)
7.875% due 10/01/2029	$220,000	$269,429
Atlantic Richfield Corp.
9.125% due 03/01/2011	105,000	122,923
Chesapeake Energy Corp.
6.375% due 06/15/2015	450,000	450,000
6.50% due 08/15/2017	175,000	176,094
6.50% due 08/15/2017	125,000	125,781
6.625% due 01/15/2016	375,000	380,625
7.00% due 08/15/2014	155,000	160,812
Compton Petroleum Finance Corp.
7.625% due 12/01/2013	450,000	460,125
Denbury Resources, Inc.
7.50% due 04/01/2013	400,000	416,000
7.50% due 12/15/2015	100,000	104,750
EnCana Corp.
4.60% due 08/15/2009	190,000	186,431
6.50% due 08/15/2034	45,000	50,264
EnCana Holdings Finance Corp.
5.80% due 05/01/2014	200,000	206,714
Encore Acquisition Company
7.25% due 12/01/2017	350,000	356,125
Hilcorp Energy I LP
7.75% due 11/01/2015	200,000	202,500
10.50% due 09/01/2010	375,000	416,250
Plains Exploration & Production Company
8.75% due 07/01/2012	275,000	295,625
Sempra Energy
5.24% due 05/21/2008 (b)	180,000	180,402
Transocean, Inc.
7.50% due 04/15/2031	110,000	137,815

		4,778,674
Domestic Oil - 0.63%
AmeriGas Partners LP
7.25% due 05/20/2015	800,000	812,000
ConocoPhillips
5.90% due 10/15/2032	180,000	191,035
Devon Energy Corp.
2.75% due 08/01/2006	100,000	98,955
Devon Financing Corp., ULC
6.875% due 09/30/2011	270,000	290,258
7.875% due 09/30/2031	185,000	235,542
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015	140,000	135,355
5.15% due 09/01/2014	195,000	193,019
Forest Oil Corp.
8.00% due 12/15/2011	100,000	109,000
Magnum Hunter Resources, Inc.
9.60% due 03/15/2012	75,000	81,000
Range Resources Corp.
6.375% due 03/15/2015	600,000	604,500
7.375% due 07/15/2013	25,000	26,188
Stone Energy Corp.
8.25% due 12/15/2011	175,000	177,625

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Domestic Oil (continued)
Swift Energy Company
7.625% due 07/15/2011	$200,000	$206,000
9.375% due 05/01/2012	25,000	26,875
Valero Energy Corp.
3.50% due 04/01/2009	240,000	228,114
4.75% due 04/01/2014	65,000	62,116
Whiting Petroleum Corp.
7.00% due 02/01/2014	280,000	280,700
7.25% due 05/01/2013	300,000	303,750

		4,062,032
Drugs & Health Care - 0.06%
Biovail Corp.
7.875% due 04/01/2010	200,000	206,000
Warner Chilcott Corp.
8.75% due 02/01/2015	200,000	196,500

		402,500
Educational Services - 0.07%
AAC Group Holding Corp.
zero coupon, Step up to 10.25% on
10/01/2008 due 10/01/2012	200,000	149,750
American Achievement Corp.
8.25% due 04/01/2012	275,000	281,531

		431,281
Electrical Equipment - 0.10%
Exelon Generation Company LLC
5.35% due 01/15/2014	220,000	217,665
General Cable Corp.
9.50% due 11/15/2010	200,000	215,000
Telex Communications Holdings, Inc.
11.50% due 10/15/2008	225,000	240,750

		673,415
Electrical Utilities - 1.43%
AES Corp.
7.75% due 03/01/2014	135,000	142,594
8.875% due 02/15/2011	275,000	297,687
9.00% due 05/15/2015	830,000	904,700
9.375% due 09/15/2010	300,000	329,250
Alabama Power Company
4.99% due 08/25/2009 (b)	160,000	160,507
Alabama Power Company, Series CC
3.50% due 11/15/2007	150,000	146,026
Allegheny Energy Supply Company LLC
7.80% due 03/15/2011	50,000	53,375
8.25 due 04/15/2012	50,000	54,937
Appalachian Power Company
4.8506% due 06/29/2007 (b)	70,000	70,178
Arizona Public Service Company
4.65% due 05/15/2015	45,000	41,689
Black Hills Corp.
6.50% due 05/15/2013	235,000	238,365
CE Electric UK Funding Company
6.995% due 12/30/2007	200,000	203,666
Centerpoint Energy, Inc., Series B
5.875% due 06/01/2008	110,000	110,983

The accompanying notes are an integral part of the financial statements. 270

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Centerpoint Energy, Inc., Series B (continued)
7.25% due 09/01/2010		$205,000	$218,184
CMS Energy Corp.
8.50% due 04/15/2011		50,000	54,500
9.875% due 10/15/2007		475,000	508,250
Consumers Energy Company
5.65% due 04/15/2020		65,000	63,532
Dominion Resources, Inc.
4.125% due 02/15/2008		65,000	63,585
Edison SpA, EMTN
5.125% due 12/10/2010	EUR	30,000	37,978
El Paso Electric Company
6.00% due 05/15/2035		$245,000	243,072
Elia System Operator SA
4.75% due 05/13/2014	EUR	51,000	64,618
Enbw International Finance BV, EMTN
5.875% due 02/28/2012		36,000	47,926
Energy East Corp.
5.75% due 11/15/2006		$125,000	125,444
Entergy Louisiana LLC
5.83% due 11/01/2010		35,000	34,889
FirstEnergy Corp.
6.45% due 11/15/2011		305,000	318,967
FirstEnergy Corp., Series A
5.50% due 11/15/2006		70,000	70,130
Midwest Generation LLC
8.75% due 05/01/2034		425,000	464,312
Mirant Americas Generation LLC
8.30% due 05/01/2011 ^		525,000	549,281
Mission Energy Holding Co.
13.50% due 07/15/2008		100,000	115,250
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	22,000	27,488
National Power Corp.
9.0238% due 08/23/2011 (b)		$200,000	219,497
Nevada Power Company
5.875% due 01/15/2015		45,000	45,082
Pacific Gas & Electric Company
6.05% due 03/01/2034		235,000	243,184
Pepco Holdings, Inc.
5.50% due 08/15/2007		110,000	110,278
Pinnacle West Capital Corp.
6.40% due 04/01/2006		250,000	250,380
PPL Capital Funding, Inc.
4.33% due 03/01/2009		285,000	274,853
PSEG Power LLC
6.875% due 04/15/2006		115,000	115,231
RWE Finance BV, EMTN
5.375% due 04/18/2008	EUR	33,000	40,989
6.375% due 06/03/2013	GBP	49,000	93,665
San Diego Gas & Electric Company
5.35% due 05/15/2035		$60,000	58,043
Scottish Power UK PLC
8.375% due 02/20/2017	GBP	39,000	87,770
Sierra Pacific Resources
8.625% due 03/15/2014		$800,000	873,067

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Southern California Edison Company
4.65% due 04/01/2015		$55,000	$52,383
Tri-State Generation & Transmission Association
6.04% due 01/31/2018		110,000	110,797
TXU Corp., Series O
4.80% due 11/15/2009		60,000	57,653
Vattenfall Treasury AB, EMTN
6.00% due 04/03/2009	EUR	35,000	44,784
Virginia Electric and Power Company
4.50% due 12/15/2010		$35,000	33,684
6.00% due 01/15/2036		310,000	310,961
Westar Energy, Inc.
5.10% due 07/15/2020		185,000	173,560
Western Power Distribution Holdings, Ltd.
6.875% due 12/15/2007		160,000	162,045
Wisconsin Electric Power Company
3.50% due 12/01/2007		120,000	116,606

			9,235,875
Electronics - 0.08%
Celestica, Inc.
7.875% due 07/01/2011		250,000	255,000
L-3 Communications Corp., Series B
6.375% due 10/15/2015		275,000	274,313

			529,313
Energy - 0.76%
Duke Capital Corp.
4.302% due 05/18/2006		260,000	259,537
Duke Capital LLC
6.25% due 02/15/2013		170,000	176,311
Duke Capital LLC, Series B
6.75% due 07/15/2018		90,000	96,559
Enterprise Products Operating LP
4.95% due 06/01/2010		175,000	171,127
Enterprise Products Operating LP, Series B
4.00% due 10/15/2007		80,000	78,203
5.60% due 10/15/2014		120,000	119,103
Ferrellgas Partners LP
8.75% due 06/15/2012		250,000	253,125
Mirant North America LLC
7.375% due 12/31/2013		1,275,000	1,308,469
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008		50,000	52,836
NRG Energy, Inc.
7.25% due 02/01/2014		400,000	410,000
7.375% due 02/01/2016		1,155,000	1,189,650
Orion Power Holdings, Inc.
12.00% due 05/01/2010		350,000	400,750
Peabody Energy Corp.
6.875% due 03/15/2013		200,000	205,500
Progress Energy, Inc.
6.75% due 03/01/2006		130,000	130,000
TXU Energy Company LLC
6.125% due 03/15/2008		45,000	45,521

The accompanying notes are an integral part of the financial statements. 271

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Xcel Energy, Inc.
7.00% due 12/01/2010		$30,000	$31,942

			4,928,633
Financial Services - 3.03%
AIG SunAmerica Global Financing XII
5.30% due 05/30/2007		75,000	75,047
Alamosa Delaware, Inc.
11.00% due 07/31/2010		425,000	473,875
Altria Finance Cayman Islands, Ltd.
5.625% due 06/24/2008	EUR	61,000	75,994
American Express Credit Corp.
5.30% due 12/02/2015		$50,000	50,126
American Express Credit Corp., EMTN
3.625% due 10/13/2009	EUR	55,000	65,904
American General Finance Corp., Series I, MTN
5.40% due 12/01/2015		$250,000	247,312
American Honda Finance Corp., MTN
2.875% due 04/03/2006		95,000	94,839
Arch Western Finance LLC
6.75% due 07/01/2013		275,000	275,687
Aries Vermogensverwaltung GmbH, Series REGS
9.60% due 10/25/2014		560,000	720,384
BCP Crystal Holdings Corp.
9.625% due 06/15/2014		500,000	559,375
Boeing Capital Corp., MTN, Series X
6.35% due 11/15/2007		160,000	163,024
Capital One Bank
5.125% due 02/15/2014		220,000	215,519
6.50% due 06/13/2013		330,000	348,907
Capital One Financial Corp.
4.738% due 05/17/2007		160,000	158,865
Caterpillar Financial Services Corp., MTN, Series F
4.50% due 09/01/2008		140,000	137,860
Chukchansi Economic Development Authority
4.469% due 11/15/2012		150,000	153,750
CIT Group, Inc.
5.00% due 02/01/2015		350,000	337,902
5.50% due 11/30/2007		65,000	65,294
CIT Group, Inc., GMTN
4.25% due 09/22/2011	EUR	50,000	60,803
CIT Group, Inc., MTN
4.8988% due 08/15/2008 (b)		$115,000	115,123
Citigroup, Inc.
3.875% due 05/21/2010	EUR	65,000	78,796
5.30% due 01/07/2016		$285,000	284,588
5.75% due 05/10/2006		130,000	130,209
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		480,000	461,003
Dollar Financial Group, Inc.
9.75% due 11/15/2011		200,000	210,500
E*TRADE Financial Corp.
8.00% due 06/15/2011		500,000	526,250
Erac USA Finance Co.
6.75% due 05/15/2007		150,000	151,363

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Ford Motor Credit Company
5.45% due 03/21/2007 (b)		$50,000	$49,240
5.625% due 06/06/2006	EUR	42,000	50,153
5.70% due 11/16/2006 (b)		$110,000	108,903
5.80% due 01/12/2009		330,000	296,507
6.17% due 01/15/2010 (b)		100,000	90,083
6.50% due 01/25/2007		60,000	59,269
7.00% due 10/01/2013		115,000	101,065
7.375% due 10/28/2009		2,175,000	2,009,093
Franklin Resources, Inc.
3.70% due 04/15/2008		60,000	58,218
Fund American Companies, Inc.
5.875% due 05/15/2013		205,000	204,345
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	49,000	90,878
General Electric Capital Corp.
6.125% due 02/22/2011		$220,000	228,744
General Electric Capital Corp., EMTN
5.125% due 06/20/2007	EUR	52,000	63,551
General Electric Capital Corp., Series A, MTN
5.00% due 06/15/2007		$130,000	129,833
6.00% due 06/15/2012		260,000	270,779
General Motors Acceptance Corp.
5.55% due 07/16/2007 (b)		180,000	171,485
5.625% due 05/15/2009		360,000	325,981
6.00% due 10/16/2006	EUR	63,000	74,525
6.75% due 12/01/2014		$600,000	530,063
6.875% due 08/28/2012		325,000	289,574
7.75% due 01/19/2010		625,000	589,037
GIE Suez Alliance, EMTN
5.125% due 06/24/2015	EUR	47,000	61,403
Global Cash Access LLC
8.75% due 03/15/2012		$325,000	348,969
Goldman Sachs Capital, Inc.
6.345% due 02/15/2034		510,000	531,582
Goldman Sachs Group, Inc.
4.25% due 08/04/2010	EUR	48,000	58,836
4.655% due 07/02/2007 (b)		$65,000	65,102
HSBC Finance Corp.
5.00% due 06/30/2015		230,000	221,572
5.75% due 01/30/2007		95,000	95,534
HSBC USA, Inc.
4.625% due 04/01/2014		100,000	95,192
International Lease Finance Corp.
3.75% due 08/01/2007		160,000	156,737
5.125% due 11/01/2010		110,000	108,746
6.375% due 03/15/2009		90,000	92,598
International Lease Finance Corp., EMTN
4.125% due 10/09/2008	EUR	45,000	54,508
iPCS, Inc.
11.50% due 05/01/2012		$125,000	143,437
Jefferies Group, Inc.
6.25% due 01/15/2036		260,000	258,247
John Deere Capital Corp.
3.90% due 01/15/2008		85,000	83,190

The accompanying notes are an integral part of the financial statements. 272

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
John Deere Capital Corp. (continued)
7.00% due 03/15/2012		$200,000	$217,984
JPMorgan Chase & Company
3.125% due 12/11/2006		125,000	123,164
JPMorgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	39,000	47,995
JSG Funding PLC
7.75% due 04/01/2015		$275,000	250,250
9.625% due 10/01/2012		225,000	235,688
Legg Mason, Inc.
6.75% due 07/02/2008		165,000	170,427
Lehman Brothers Holdings, Inc.
3.50% due 08/07/2008		290,000	279,008
Mangrove Bay Pass Through Trust
6.102% due 07/15/2033 (b)		200,000	196,064
MBNA America Bank NA, EMTN
4.625% due 08/03/2009		300,000	295,373
MBNA Europe Funding Plc, EMTN
4.50% due 01/23/2009	EUR	33,000	40,498
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	49,000	92,652
Merrill Lynch & Company, Inc.
7.00% due 03/15/2006		$5,000	5,003
Merrill Lynch & Company, Inc., EMTN
4.625% due 10/02/2013	EUR	48,000	60,068
Merrill Lynch & Company, Inc., Series CPI
4.33% due 03/02/2009 (b)		$150,000	146,522
Merrill Lynch & Company, Inc., Series MTNC
4.25% due 02/08/2010		200,000	193,617
Morgan Stanley
6.10% due 04/15/2006		75,000	75,111
National Rural Utilities Cooperative Finance Corp.
3.875% due 02/15/2008		200,000	195,271
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	55,000	64,954
Nell AF SARL
8.375% due 08/15/2015		$400,000	402,000
8.375% due 08/15/2015	EUR	50,000	61,992
Nisource Finance Corp.
5.3438% due 11/23/2009 (b)		$140,000	140,472
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010		120,000	116,265
Residential Capital Corp.
6.125% due 11/21/2008		251,000	250,626
SLM Corp., MTN
5.625% due 08/01/2033		45,000	44,419
SLM Corp., MTN, Series A
4.8229% due 01/26/2009 (b)		220,000	220,463
SLM Corp., Series CPI
4.30% due 04/01/2009 (b)		365,000	355,116
Stripes Acquisition LLC
10.625% due 12/15/2013		200,000	209,000
Sun Life Canada US Capital Trust
8.526% due 05/29/2049		270,000	289,110
The Bear Stearns Companies, Inc.
4.00% due 01/31/2008		150,000	146,987

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Toyota Motor Credit Corp.
2.875% due 08/01/2008		$235,000	$223,432
UBS AG
4.50% due 09/16/2019	EUR	62,000	78,063

			19,632,872

Food & Beverages - 0.49%
B&G Foods Holding Corp.
8.00% due 10/01/2011		$500,000	512,500
Birds Eye Foods, Inc.
11.875% due 11/01/2008		75,000	76,500
Cott Beverages USA, Inc.
8.00% due 12/15/2011		265,000	272,287
Del Monte Corp.
8.625% due 12/15/2012		325,000	346,125
Dole Food, Inc.
8.625% due 05/01/2009		125,000	126,563
8.875% due 03/15/2011		150,000	151,313
General Mills, Inc.
6.449% due 10/15/2006		150,000	151,184
Kraft Foods, Inc.
4.625% due 11/01/2006		105,000	104,644
5.625% due 11/01/2011		180,000	182,258
Le*Nature's, Inc.
10.00% due 06/15/2013		200,000	210,000
McCormick & Company, Inc.
5.20% due 12/15/2015		430,000	426,650
McCormick & Company, Inc., MTN
3.35% due 04/15/2009		110,000	105,494
Panamerican Beverages, Inc.
7.25% due 07/01/2009		35,000	36,750
PepsiAmericas, Inc.
4.875% due 01/15/2015		55,000	53,659
Pierre Foods, Inc.
9.875% due 07/15/2012		100,000	103,750
The Wornick Company
10.875% due 07/15/2011		200,000	208,500
Tricon Global Restaurants, Inc.
7.65% due 05/15/2008		60,000	62,847
William Wrigley Jr. Company
4.65% due 07/15/2015		60,000	57,789

			3,188,813

Forest Products - 0.02%
Weyerhaeuser Company
7.375% due 03/15/2032		115,000	129,269
Furniture & Fixtures - 0.10%
Norcraft Companies LP
9.00% due 11/01/2011		225,000	232,594
Norcraft Holdings LP
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012		175,000	125,562
Sealy Mattress Company
8.25% due 06/15/2014		300,000	313,500

			671,656

The accompanying notes are an integral part of the financial statements. 273

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities - 0.88%
ANR Pipeline Company
8.875% due 03/15/2010	$110,000	$117,543
Aquila Canada Finance Corp.
7.75% due 06/15/2011	200,000	206,500
Atlas Pipeline Partners LP
8.125% due 12/15/2015	100,000	104,000
Atmos Energy Corp.
4.00% due 10/15/2009	230,000	219,087
5.95% due 10/15/2034	40,000	39,687
Boardwalk Pipelines LLC
5.50% due 02/01/2017	90,000	88,547
Colorado Interstate Gas Company
5.95% due 03/15/2015	300,000	295,941
6.80% due 11/15/2015	400,000	418,824
Copano Energy LLC
8.125% due 03/01/2016	250,000	260,000
Dynegy Holdings, Inc.
9.875% due 07/15/2010	525,000	573,562
10.125% due 07/15/2013	450,000	506,250
El Paso Natural Gas Company, Series A
7.625% due 08/01/2010	15,000	15,784
El Paso Production Holding Company
7.75% due 06/01/2013	125,000	131,875
Kinder Morgan Finance Company ULC
5.35% due 01/05/2011	130,000	129,166
5.70% due 01/05/2016	340,000	340,046
National Gas Company
6.05% due 01/15/2036	105,000	104,459
Panhandle Eastern Pipe Line Company
4.80% due 08/15/2008	155,000	152,672
Panhandle Eastern Pipe Line Company, Series B
2.75% due 03/15/2007	130,000	126,563
Piedmont Natural Gas Company
6.00% due 12/19/2033	15,000	15,709
Roseton/Danskammer, Series A
7.27% due 11/08/2010	200,000	203,208
Southern Natural Gas Company
8.875% due 03/15/2010	460,000	492,026
Sunoco, Inc.
4.875% due 10/15/2014	30,000	28,825
Williams Companies, Inc.
7.625% due 07/15/2019	50,000	55,000
7.75% due 06/15/2031	100,000	110,375
8.125% due 03/15/2012	700,000	766,500
8.75% due 03/15/2032	25,000	30,250
Williams Companies, Inc., Series A
7.50% due 01/15/2031	125,000	134,688

		5,667,087
Gold - 0.02%
Newmont Mining Corp.
5.875% due 04/01/2035	130,000	127,884
Healthcare Products - 0.16%
CDRV Investors, Inc.
zero coupon, Step up to 9.625% on
01/01/2010 due 01/01/2015	175,000	119,875

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Healthcare Products (continued)
Fresenius Medical Care Capital Trust
7.875% due 02/01/2008		$280	$289,800
7.875% due 06/15/2011		25,000	26,500
Medtronic, Inc., Series B
4.375% due 09/15/2010		145,000	140,790
4.75% due 09/15/2015		330,000	317,024
VWR International, Inc.
6.875% due 04/15/2012		50,000	49,750
8.00% due 04/15/2014		100,000	100,000

			1,043,739
Healthcare Services - 0.30%
Concentra Operating Corp.
9.125% due 06/01/2012		200,000	208,500
9.50% due 08/15/2010		75,000	78,188
DaVita, Inc.
6.625% due 03/15/2013		150,000	152,250
7.25% due 03/15/2015		325,000	331,500
Team Health, Inc.
11.25% due 12/01/2013		225,000	232,875
UnitedHealth Group Inc
5.25% due 03/15/2011		235,000	235,408
US Oncology, Inc.
9.00% due 08/15/2012		150,000	160,500
10.75% due 08/15/2014		75,000	82,875
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		150,000	156,375
WellPoint, Inc.
4.25% due 12/15/2009		40,000	38,568
5.00% due 01/15/2011		280,000	276,416

			1,953,455
Holdings Companies/Conglomerates - 0.24%
Hutchison Whampoa Finance, Ltd.
5.875% due 07/08/2013	EUR	42,000	55,445
6.95% due 08/01/2007		$100,000	102,395
Leucadia National Corp.
7.00% due 08/15/2013		415,000	419,150
Marquee Holdings, Inc.
zero coupon, Step up to 12.00% on
08/15/2009 due 08/15/2014		125,000	76,406
Visant Corp.
7.625% due 10/01/2012		425,000	431,375
Visant Holding Corp.
zero coupon, Step up to 10.25% on
12/01/2008 due 12/01/2013		575,000	439,156

			1,523,927
Homebuilders - 0.21%
Centex Corp.
4.55% due 11/01/2010		75,000	71,714
5.45% due 08/15/2012		260,000	255,352
KB Home
6.25% due 06/15/2015		35,000	33,232
Lennar Corp.
5.125% due 10/01/2010		20,000	19,525

The accompanying notes are an integral part of the financial statements. 274

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Homebuilders (continued)
Lennar Corp., Series B
5.2469% due 03/19/2009 (b)	$70,000	$70,062
5.60% due 05/31/2015	205,000	197,580
MDC Holdings, Inc., MTN
5.375% due 12/15/2014	60,000	55,606
NVR, Inc.
5.00% due 06/15/2010	115,000	111,206
Pulte Homes, Inc.
4.875% due 07/15/2009	70,000	68,186
7.875% due 08/01/2011	240,000	261,278
Ryland Group, Inc.
5.375% due 01/15/2015	20,000	18,670
WCI Communities, Inc.
9.125% due 05/01/2012	200,000	202,000

		1,364,411

Hotels & Restaurants - 0.43%
American Casino & Entertainment Properties LLC
7.85% due 02/01/2012	400,000	409,000
CCM Merger, Inc.
8.00% due 08/01/2013	150,000	149,250
Harrah's Operating Company, Inc.
5.50% due 07/01/2010	295,000	293,855
7.50% due 01/15/2009	110,000	115,642
HMH Properties, Inc., Series B
7.875% due 08/01/2008	25,000	25,156
Landry's Restaurants, Inc., Series B
7.50% due 12/15/2014	300,000	290,250
Majestic Holding Company LLC
zero coupon, Step up to 12.5% on
10/15/2008 due 10/15/2011	125,000	87,500
Majestic Star Casino LLC
9.50% due 10/15/2010	75,000	80,250
O'Charleys, Inc.
9.00% due 11/01/2013	250,000	256,875
Poster Financial Group, Inc.
8.75% due 12/01/2011	300,000	315,000
Real Mex Restaurants, Inc.
10.00% due 04/01/2010	165,000	178,612
Resorts International Hotel and Casino, Inc.
11.50% due 03/15/2009	25,000	27,563
The Restaurant Company
10.00% due 10/01/2013	275,000	264,000
Yum! Brands, Inc.
7.70% due 07/01/2012	250,000	276,828

		2,769,781

Household Appliances - 0.02%
Gregg Appliances, Inc.
9.00% due 02/01/2013	150,000	141,750
Household Products - 0.13%
Church & Dwight Company, Inc.
6.00% due 12/15/2012	275,000	273,625
Clorox Company
4.6138% due 12/14/2007 (b)	80,000	80,163
Resolution Performance Products, Inc.
9.50% due 04/15/2010	225,000	232,875

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Household Products (continued)
Simmons Bedding Company
7.875% due 01/15/2014		$100,000	$96,000
10.00% due 12/15/2014		250,000	150,000

			832,663

Industrial Machinery - 0.16%
Columbus McKinnon Corp.
8.875% due 11/01/2013		250,000	263,125
Dresser Rand Group, Inc.
7.375% due 11/01/2014		454,000	472,160
Grant Prideco, Inc.
6.125% due 08/15/2015		300,000	302,250

			1,037,535

Insurance - 0.59%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		150,000	153,582
Allstate Financial Global Funding
5.25% due 02/01/2007		300,000	299,734
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	49,000	91,463
ASIF II, EMTN
5.625% due 02/01/2012		49,000	89,416
Cigna Corp.
7.40% due 05/15/2007		$80,000	81,797
Cincinnati Financial Corp.
6.92% due 05/15/2028		150,000	168,297
Genworth Financial, Inc.
5.75% due 06/15/2014		180,000	184,275
Highmark, Inc.
6.80% due 08/15/2013		225,000	240,472
ING Security Life Institutional Funding
2.70% due 02/15/2007		195,000	189,770
Jefferson-Pilot Capital Trust A
8.14% due 01/15/2046		120,000	126,749
Marsh & McLennan Companies, Inc.
3.625% due 02/15/2008		45,000	43,502
MassMutual Global Funding II
3.25% due 06/15/2007		140,000	136,181
Monumental Global Funding, Ltd., EMTN
5.375% due 03/13/2009	EUR	39,000	49,034
Nationwide Financial Services, Inc.
5.90% due 07/01/2012		$200,000	205,919
Nationwide Mutual Insurance Company
6.60% due 04/15/2034		135,000	137,423
New York Life Global Funding
4.625% due 08/16/2010		235,000	229,796
NLV Financial Corp.
7.50% due 08/15/2033		160,000	175,867
Ohio National Financial Services, Inc.
6.35% due 04/01/2013		15,000	15,756
Pacific Life Funding LLC
5.50% due 05/14/2009	EUR	39,000	49,265
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	49,000	87,666
Principal Financial Global Funding LLC, EMTN
4.50% due 01/22/2009	EUR	39,000	47,639

The accompanying notes are an integral part of the financial statements. 275

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Principal Life Global Funding I
5.25% due 01/15/2013		$190,000	$189,758
Principal Life Income Funding Trusts
5.20% due 11/15/2010		40,000	39,924
Prudential Funding LLC, MTN
6.60% due 05/15/2008		150,000	154,305
RLI Corp.
5.95% due 01/15/2014		35,000	34,424
Security Benefit Life Insurance Company
7.45% due 10/01/2033		95,000	109,794
The St. Paul Companies, Inc.
5.75% due 03/15/2007		55,000	54,964
Transamerica Capital II
7.65% due 12/01/2026		135,000	156,663
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		170,000	170,993
Travelers Insurance Company Institutional
Funding, Ltd.
5.75% due 12/06/2011	GBP	49,000	89,837
Travelers Property Casualty Corp.
3.75% due 03/15/2008		$40,000	38,998

			3,843,263
International Oil - 0.56%
Canadian Natural Resources, Ltd.
6.45% due 06/30/2033		75,000	81,017
Newfield Exploration Company
6.625% due 09/01/2014		35,000	36,137
OAO Gazprom, Series REGS
9.625% due 03/01/2013		590,000	713,133
Ocean Rig Norway AS
8.375% due 07/01/2013		200,000	216,000
Pemex Project Funding Master Trust
5.75% due 12/15/2015		350,000	349,475
5.791% due 06/15/2010 (b)		395,000	406,850
6.625% due 06/15/2035		230,000	240,005
6.625% due 06/15/2035		335,000	349,573
7.75% due 09/28/2049		345,000	360,180
Pemex Project Funding Master Trust, Series regs
6.625% due 06/15/2035		200,000	208,700
Petro-Canada
5.95% due 05/15/2035		265,000	268,401
PF Export Receivables Master Trust
6.436% due 06/01/2015		76,658	75,780
Repsol International Finance BV, EMTN
4.625% due 10/08/2014	EUR	35,000	43,081
YPF SA, MTN, Series C
10.00% due 11/02/2028		$220,000	261,800

			3,610,132
Investment Companies - 0.01%
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	36,000	47,823
Leisure Time - 1.20%
AMC Entertainment, Inc.
8.00% due 03/01/2014		$300,000	261,000
11.00% due 02/01/2016		300,000	301,875

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
AMF Bowling Worldwide, Inc.
10.00% due 03/01/2010	$200,000	$204,500
Boyd Gaming Corp.
6.75% due 04/15/2014	225,000	224,437
7.75% due 12/15/2012	175,000	183,094
8.75% due 04/15/2012	125,000	133,750
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	725,000	540,125
9.00% due 02/01/2013	250,000	264,375
Herbst Gaming, Inc.
7.00% due 11/15/2014	375,000	375,000
8.125% due 06/01/2012	75,000	78,187
International Speedway Corp.
4.20% due 04/15/2009	90,000	86,960
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	175,000	172,812
Mandalay Resort Group
10.25% due 08/01/2007	175,000	185,719
MGM Mirage, Inc.
6.00% due 10/01/2009	305,000	303,475
6.75% due 09/01/2012	15,000	15,244
8.50% due 09/15/2010	450,000	487,687
9.75% due 06/01/2007	300,000	314,250
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	175,000	176,969
Movie Gallery, Inc.
11.00% due 05/01/2012	300,000	197,250
Penn National Gaming, Inc.
6.75% due 03/01/2015	450,000	452,250
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	200,000	208,000
Royal Caribbean Cruises, Ltd.
8.00% due 05/15/2010	90,000	97,341
Speedway Motorsports, Inc.
6.75% due 06/01/2013	310,000	314,650
Station Casinos, Inc.
6.00% due 04/01/2012	140,000	140,000
6.50% due 02/01/2014	200,000	200,000
6.875% due 03/01/2016	655,000	666,462
Town Sports International, Inc.
9.625% due 04/15/2011	75,000	78,563
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	325,000	324,188
Warner Music Group
7.375% due 04/15/2014	275,000	275,688
Worldspan LP/WS Financing Corp.
10.9988% due 02/15/2011 (b)	350,000	308,000
Wynn Las Vegas LLC
6.625% due 12/01/2014	175,000	172,375

		7,744,226
Life Sciences - 0.07%
Fisher Scientific International, Inc.
6.125% due 07/01/2015	425,000	425,531

The accompanying notes are an integral part of the financial statements. 276

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Manufacturing - 0.19%
Aearo Company
8.25% due 04/15/2012		$250,000	$273,750
Koppers, Inc.
9.875% due 10/15/2013		375,000	405,000
Tyco International Group SA
5.80% due 08/01/2006		135,000	135,282
6.375% due 10/15/2011		390,000	404,127
Tyco International Group SA, EMTN
5.50% due 11/19/2008	EUR	10,000	12,398

			1,230,557
Medical-Hospitals - 0.55%
Community Health Systems, Inc.
6.50% due 12/15/2012		$200,000	198,000
CRC Health Corp.
10.75% due 02/01/2016		225,000	232,312
Genesis Healthcare Corp.
8.00% due 10/15/2013		400,000	421,000
HCA, Inc.
6.375% due 01/15/2015		500,000	499,215
6.50% due 02/15/2016		325,000	323,881
8.75% due 09/01/2010		650,000	714,927
Tenet Healthcare Corp.
6.375% due 12/01/2011		350,000	315,875
6.50% due 06/01/2012		125,000	112,813
Triad Hospitals, Inc.
7.00% due 05/15/2012		75,000	76,500
7.00% due 11/15/2013		625,000	630,469

			3,524,992
Metal & Metal Products - 0.32%
Earle M. Jorgensen Company
9.75% due 06/01/2012		450,000	488,250
Falconbridge, Ltd.
6.20% due 06/15/2035		135,000	132,008
Gibraltar Industries, Inc.
8.00% due 12/01/2015		425,000	428,187
Hawk Corp.
8.75% due 11/01/2014		156,000	157,560
Metals USA, Inc.
11.125% due 12/01/2015		100,000	107,500
Mobile Mini, Inc.
9.50% due 07/01/2013		190,000	208,525
Neenah Foundary Company
11.00% due 09/30/2010		150,000	166,500
Novelis, Inc.
7.25% due 02/15/2015		325,000	315,250
Rio Tinto Finance PLC, EMTN
5.125% due 05/10/2007	EUR	27,000	32,933
Vale Overseas, Ltd.
6.25% due 01/11/2016		$60,000	61,440

			2,098,153
Mining - 0.04%
Barrick Gold Finance Company
4.875% due 11/15/2014		30,000	28,930
Placer Dome, Inc.
6.375% due 03/01/2033		15,000	15,733

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Mining (continued)
Placer Dome, Inc. (continued)
6.45% due 10/15/2035	$25,000	$26,594
Rio Tinto Finance USA, Ltd.
2.625% due 09/30/2008	140,000	131,461
Teck Cominco, Ltd.
5.375% due 10/01/2015	75,000	73,612

		276,330
Newspapers - 0.01%
E.W. Scripps Company
4.30% due 06/30/2010	50,000	47,863
Office Furnishings & Supplies - 0.11%
ACCO Brands Corp.
7.625% due 08/15/2015	200,000	185,500
IKON Office Solutions, Inc.
7.75% due 09/15/2015	175,000	176,750
Interface, Inc.
9.50% due 02/01/2014	25,000	25,625
10.375% due 02/01/2010	300,000	327,750

		715,625
Paper - 0.29%
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008	75,000	70,969
6.95% due 12/15/2006	10,000	10,087
8.55% due 08/01/2010	50,000	49,375
Boise Cascade LLC
7.125% due 10/15/2014	335,000	318,250
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013	80,000	76,952
8.625% due 08/15/2010	220,000	245,691
Jefferson Smurfit Corp.
8.25% due 10/01/2012	200,000	195,500
Longview Fibre Company
10.00% due 01/15/2009	375,000	393,750
NewPage Corp.
10.00% due 05/01/2012	25,000	26,125
10.93% due 05/01/2012 (b)	175,000	183,750
12.00% due 05/01/2013	125,000	128,125
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	200,000	184,000

		1,882,574
Petroleum Services - 0.26%
Allis-Chalmers Energy, Inc.
9.00% due 01/15/2014	150,000	150,000
BP Canada Finance Company
3.375% due 10/31/2007	60,000	58,415
Chaparral Energy, Inc.
8.50% due 12/01/2015	325,000	343,687
Halliburton Company
5.50% due 10/15/2010	335,000	338,920
Hanover Compressor Company
9.00% due 06/01/2014	100,000	109,000
Hanover Equipment Trust
8.75% due 09/01/2011	275,000	290,125

The accompanying notes are an integral part of the financial statements. 277

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Petroleum Services (continued)
Premcor Refining Group, Inc.
6.75% due 02/01/2011		$120,000	$126,093
Pride International, Inc.
7.375% due 07/15/2014		225,000	240,188

			1,656,428
Pharmaceuticals - 0.22%
Abbott Laboratories
5.625% due 07/01/2006		90,000	90,217
AmerisourceBergen Corp.
5.625% due 09/15/2012		250,000	248,696
Aventis SA, EMTN
4.25% due 09/15/2010	EUR	65,000	79,718
Hospira, Inc.
4.95% due 06/15/2009		$80,000	79,057
Merck & Company, Inc.
2.50% due 03/30/2007		100,000	97,258
Mylan Laboratories, Inc.
5.75% due 08/15/2010		150,000	149,625
Omnicare, Inc.
6.75% due 12/15/2013		350,000	356,125
6.875% due 12/15/2015		125,000	127,500
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		180,000	178,678

			1,406,874
Photography - 0.08%
Eastman Kodak Company
7.25% due 11/15/2013		540,000	530,675
Plastics - 0.08%
Covalence Specialty Materials Corp.
10.25% due 03/01/2016		500,000	518,125
Pollution Control - 0.03%
Aleris International, Inc.
9.00% due 11/15/2014		200,000	211,000
Publishing - 0.32%
Dex Media East LLC
9.875% due 11/15/2009		150,000	160,875
12.125% due 11/15/2012		250,000	288,437
Dex Media West LLC
8.50% due 08/15/2010		25,000	26,500
9.875% due 08/15/2013		225,000	249,188
Haights Cross Operating Company
11.75% due 08/15/2011		225,000	234,844
Houghton Mifflin Company
8.25% due 02/01/2011		200,000	209,000
Mail-Well I Corp.
9.625% due 03/15/2012		275,000	295,625
Medianews Group, Inc.
6.375% due 04/01/2014		75,000	67,875
6.875% due 10/01/2013		300,000	279,750
Morris Publishing Group LLC
7.00% due 08/01/2013		300,000	281,250

			2,093,344

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Railroads & Equipment - 0.11%
Canadian National Railway Company
6.25% due 08/01/2034	$285,000	$316,100
Norfolk Southern Corp.
5.59% due 05/17/2025	30,000	29,912
6.00% due 04/30/2008	240,000	243,589
7.25% due 02/15/2031	35,000	42,283
Union Pacific Corp.
5.75% due 10/15/2007	85,000	85,759

		717,643
Real Estate - 0.41%
Archstone-Smith Operating Trust, REIT
5.25% due 05/01/2015	180,000	176,522
5.625% due 08/15/2014	15,000	15,148
Arden Realty LP, REIT
5.20% due 09/01/2011	60,000	60,255
AvalonBay Communities, Inc., REIT
4.95% due 03/15/2013	60,000	58,101
BF Saul, REIT
7.50% due 03/01/2014	150,000	153,750
Camden Property Trust, REIT
4.375% due 01/15/2010	90,000	86,997
Developers Diversified Realty Corp., REIT
3.875% due 01/30/2009	170,000	162,289
Felcor Lodging LP, REIT
8.83% due 06/01/2011 (b)	225,000	234,000
9.00% due 06/01/2011	75,000	82,875
Host Marriott LP, REIT
6.375% due 03/15/2015	75,000	74,812
7.125% due 11/01/2013	150,000	154,875
Host Marriott LP, Series M, REIT
7.00% due 08/15/2012	100,000	102,000
iStar Financial, Inc.
5.80% due 03/15/2011	60,000	60,516
iStar Financial, Inc., REIT
6.05% due 04/15/2015	45,000	45,721
iStar Financial, Inc., Series B, REIT
4.875% due 01/15/2009	90,000	88,627
5.125% due 04/01/2011	190,000	185,790
Kimco Realty Corp., MTN, REIT
4.904% due 02/18/2015	60,000	57,263
Meristar Hospitality Corp., REIT
9.00% due 01/15/2008	100,000	106,000
9.125% due 01/15/2011	150,000	174,000
Simon Property Group LP, REIT
3.75% due 01/30/2009	180,000	172,336
5.375% due 06/01/2011	55,000	54,729
Ventas Realty LP, REIT
6.75% due 06/01/2010	130,000	132,763
Ventas Realty LP/Ventas Capital Corp.
6.50% due 06/01/2016	150,000	150,750
Vornado Realty LP, REIT
4.50% due 08/15/2009	80,000	77,367

		2,667,486

The accompanying notes are an integral part of the financial statements. 278

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Retail - 0.14%
JC Penney Company, Inc.
7.375% due 08/15/2008		$100,000	$104,374
Leslie's Poolmart
7.75% due 02/01/2013		350,000	355,250
NationsRent, Inc.
9.50% due 10/15/2010		200,000	219,250
Sunstate Equipment Company LLC
10.50% due 04/01/2013		225,000	234,000

			912,874
Retail Grocery - 0.19%
Couche-Tard US LP
7.50% due 12/15/2013		375,000	390,937
Delhaize America, Inc.
8.125% due 04/15/2011		45,000	48,906
Pathmark Stores, Inc.
8.75% due 02/01/2012		175,000	166,250
Safeway, Inc.
4.125% due 11/01/2008		65,000	62,698
Sysco Corp.
5.375% due 09/21/2035		100,000	97,328
The Kroger Company
7.80% due 08/15/2007		110,000	113,563
8.05% due 02/01/2010		300,000	325,377

			1,205,059
Retail Trade - 0.45%
Fortune Brands, Inc.
5.125% due 01/15/2011		210,000	207,453
FTD, Inc.
7.75% due 02/15/2014		400,000	394,000
GSC Holdings Corp.
8.00% due 10/01/2012		1,000,000	997,500
Home Depot, Inc.
3.75% due 09/15/2009		115,000	110,092
Jean Coutu Group, Inc.
7.625% due 08/01/2012		275,000	275,000
Target Corp.
7.50% due 07/15/2006		55,000	55,521
The Pantry, Inc.
7.75% due 02/15/2014		375,000	382,500
Wal-Mart Stores, Inc.
4.75% due 01/29/2013	GBP	49,000	86,230
5.25% due 09/01/2035		$235,000	226,473
6.875% due 08/10/2009		155,000	163,873

			2,898,642
Sanitary Services - 0.34%
Allied Waste North America, Inc.
7.875% due 04/15/2013		185,000	192,400
8.50% due 12/01/2008		225,000	237,094
Allied Waste North America, Inc., Series B
8.875% due 04/01/2008		680,000	714,850
9.25% due 09/01/2012		175,000	189,875
Casella Waste Systems, Inc.
9.75% due 02/01/2013		750,000	800,625
Oakmont Asset Trust
4.514% due 12/22/2008		20,000	19,424

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Sanitary Services (continued)
Waste Management, Inc.
7.375% due 05/15/2029		$15,000	$17,397

			2,171,665
Semiconductors - 0.34%
Flextronics International, Ltd.
6.25% due 11/15/2014		250,000	248,750
Freescale Semiconductor, Inc.
6.875% due 07/15/2011		435,000	447,506
7.125% due 07/15/2014		475,000	501,719
Intel Corp.
2.95% due 12/15/2035		250,000	220,938
Spansion LLC
11.25% due 01/15/2016		175,000	168,875
STATS ChipPAC, Ltd.
6.75% due 11/15/2011		100,000	98,000
7.50% due 07/19/2010		500,000	510,000

			2,195,788
Software - 0.22%
Activant Solutions, Inc.
10.53% due 04/01/2010 (b)		100,000	102,500
10.53% due 04/01/2010 (b)		200,000	205,000
Oracle Corp.
5.00% due 01/15/2011		730,000	720,662
SS&C Technologies, Inc.
11.75% due 12/01/2013		100,000	105,000
UGS Corp.
10.00% due 06/01/2012		275,000	301,469

			1,434,631
Steel - 0.04%
Gerdau Ameristeel Corp.
10.375% due 07/15/2011		225,000	247,219
Telecommunications Equipment &
Services - 0.70%
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014		175,000	178,500
Deutsche Telekom International Finance BV
3.875% due 07/22/2008		85,000	82,625
6.625% due 07/11/2011	EUR	60,000	80,873
7.50% due 05/29/2007		26,000	32,585
Eircom Funding
8.25% due 08/15/2013		$300,000	320,625
France Telecom SA
7.20% due 03/01/2006		130,000	130,000
8.00% due 03/01/2011		120,000	132,306
France Telecom SA, EMTN
7.00% due 12/23/2009	EUR	40,000	53,285
8.125% due 01/28/2033		10,000	16,824
Insight Midwest LP
9.75% due 10/01/2009		$100,000	103,250
Intelsat, Ltd.
9.614% due 01/15/2012 (b)		400,000	408,000
Lucent Technologies, Inc.
8.00% due 08/01/2031		236,000	239,278

The accompanying notes are an integral part of the financial statements. 279

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
Panamsat Corp.
9.00% due 08/15/2014		$300,000	$316,500
Panamsat Holding Corp.
zero coupon, Step up to 10.375% on
11/01/2009 due 11/01/2014		25,000	17,781
SBC Communications, Inc.
5.10% due 09/15/2014		80,000	77,699
Syniverse Technologies Inc., Series B
7.75% due 08/15/2013		225,000	225,563
Telefonica Europe BV
7.75% due 09/15/2010		200,000	217,242
Telus Corp.
7.50% due 06/01/2007		200,000	205,295
8.00% due 06/01/2011		170,000	189,678
Time Warner Telecom, Inc.
10.125% due 02/01/2011		425,000	446,250
Verizon Global Funding Corp.
6.125% due 06/15/2007		110,000	111,313
7.25% due 12/01/2010		65,000	69,992
7.75% due 12/01/2030		285,000	333,735
Wind Acquisition Finance SA
10.75% due 12/01/2015		450,000	481,500
Zeus Special Subsidiary, Ltd.
zero coupon, Step up to 9.25% on
02/01/2010 due 02/01/2015		100,000	68,500

			4,539,199
Telephone - 0.59%
AT&T Corp.
9.05%, Step down to 7.3% on 05/15/2006
due 11/15/2011 (b)		50,000	54,771
AT&T, Inc.
4.9506% due 11/14/2008 (b)		100,000	100,183
5.30% due 11/15/2010		340,000	338,980
BellSouth Corp.
4.8738% due 11/15/2007 (b)		110,000	110,131
MCI, Inc.
7.688% due 05/01/2009		275,000	283,250
Qwest Corp.
7.741% due 06/15/2013 (b)		125,000	136,563
7.875% due 09/01/2011		350,000	374,500
8.875% due 03/15/2012		200,000	224,000
Sprint Capital Corp.
6.875% due 11/15/2028		440,000	479,441
7.625% due 01/30/2011		295,000	322,539
Telecom Italia Capital SA
4.00% due 01/15/2010		150,000	141,895
5.25% due 11/15/2013		285,000	275,230
6.00% due 09/30/2034		120,000	113,477
Telecom Italia Finance SA, EMTN
5.875% due 01/24/2008	EUR	14,000	17,451
6.875% due 01/24/2013		52,000	71,582
7.75% due 01/24/2033		11,000	16,944
Telefonica Europe BV, Series EMTN
5.125% due 02/14/2013		30,000	37,470

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Telefonos de Mexico SA de CV
4.50% due 11/19/2008		$120,000	$117,555
4.75% due 01/27/2010		155,000	151,539
5.50% due 01/27/2015		150,000	147,745
US LEC Corp.
12.7163% due 10/01/2009 (b)		300,000	325,875

			3,841,121
Tobacco - 0.10%
Altria Group, Inc.
7.20% due 02/01/2007		130,000	131,579
BAT International Finance PLC, EMTN
5.125% due 07/09/2013	EUR	61,000	77,154
Imperial Tobacco Finance PLC, EMTN
6.875% due 06/13/2012	GBP	49,000	93,485
RJ Reynolds Tobacco Holdings, Inc.
6.50% due 07/15/2010		$345,000	346,725

			648,943
Toys, Amusements & Sporting Goods - 0.06%
K2, Inc.
7.375% due 07/01/2014		410,000	413,075
Transportation - 0.30%
Bombardier, Inc.
6.30% due 05/01/2014		375,000	338,437
6.75% due 05/01/2012		875,000	826,875
CHC Helicopter Corp.
7.375% due 05/01/2014		450,000	459,563
Grupo Transportacion Ferroviaria Mexicana, S.A.
de C.V.
9.375% due 05/01/2012		125,000	137,656
Petroleum Helicopters, Series B
9.375% due 05/01/2009		150,000	157,875

			1,920,406
Utility Service - 0.05%
Public Service Company of New Mexico
4.40% due 09/15/2008		210,000	204,489
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	50,000	63,078
5.875% due 02/01/2012		30,000	39,749

			307,316

TOTAL CORPORATE BONDS (Cost $176,090,530)			$177,710,876

CONVERTIBLE BONDS - 0.09%
Insurance - 0.00%
Fortis Insurance NV
7.75% due 01/26/2008		$25,000	30,750
Internet Retail - 0.05%
Amazon.com, Inc.
4.75% due 02/01/2009		350,000	335,125

The accompanying notes are an integral part of the financial statements. 280

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Telecommunications Equipment &
Services - 0.04%
Juniper Networks, Inc.
zero coupon due 06/15/2008	$225,000	$239,906

TOTAL CONVERTIBLE BONDS (Cost $604,906)		$605,781

MUNICIPAL BONDS - 0.25%
California - 0.07%
California State Public Works Board
5.00% due 01/01/2021	225,000	238,615
State of California
5.25% due 04/01/2034	100,000	106,924
5.50% due 11/01/2033	100,000	110,294

		455,833

District of Columbia - 0.04%
District of Columbia, Series A
5.00% due 06/01/2016	260,000	277,545
Georgia - 0.07%
Atlanta Georgia Airport Passenger FAC Charge
Revenue
5.00% due 01/01/2033	420,000	438,279
Kansas - 0.02%
Kansas Development Finance Authority
5.501% due 05/01/2034	120,000	123,817
Nevada - 0.04%
Clark County Nevada School District
5.00% due 06/15/2018	220,000	235,976
Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027	60,000	63,792

TOTAL MUNICIPAL BONDS (Cost $1,566,255)		$1,595,242

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.25%
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A1
3.878% due 09/11/2036	90,479	86,676
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	796,000	768,252
Banc of America Commercial Mortgage, Inc.,
Series 2004-6, Class A1
3.801% due 12/10/2042	150,433	146,861
Banc of America Mortgage Securities,
Series 2003-L, Class 2A2
4.2639% due 01/25/2034 (b)	582,232	569,819
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
4.1192% due 02/25/2034 (b)	321,702	314,039
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
4.199% due 05/25/2034 (b)	142,144	138,223
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.7607% due 09/25/2034 (b)	334,323	328,765

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.9332% due 10/25/2034 (b)	$160,060	$157,377
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.1068% due 11/25/2035 (b)	550,205	544,779
Bear Stearns Commercial Mortgage
Securities, Series 1998-C1, Class A2
6.44% due 06/16/2030	600,000	613,877
Bear Stearns Commercial Mortgage
Securities, Series 2002-TOP8, Class A2
4.83% due 08/15/2038	320,000	312,765
Bear Stearns Commercial Mortgage
Securities, Series 2004-PWR6, Class A1
3.688% due 11/11/2041	116,919	114,403
Bear Stearns Commercial Mortgage
Securities, Series 2005-PW10, Class A1
5.085% due 12/11/2040	1,007,623	1,005,301
Bear Stearns Commercial Mortgage
Securities, Series 2005-PWR8, Class A4
4.674% due 06/11/2041	578,000	551,567
Bear Stearns Commercial Mortgage
Securities, Series 2005-PWR9, Class A1
4.498% due 09/15/2042	155,352	152,710
Bear Stearns Commercial Mortgage
Securities, Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	462,000	449,483
Bear Stearns Commercial Mortgage
Securities, Series 2005-T18, Class A1
4.274% due 02/13/2042 (b)	543,189	531,918
Bear Stearns Commercial Mortgage
Securities, Series 2005-T20, Class A1
4.94% due 10/12/2042	43,367	43,104
Citigroup Commercial Mortgage
Trust, Series 2004-C2, Class A1
3.787% due 10/15/2041	106,419	103,885
Citigroup Mortgage Loan Trust, Inc.
4.70% due 02/25/2036	945,000	926,322
Commercial Mortgage Pass Through
Certificates, Series 2005-LP5, Class A1
4.235% due 05/10/2043	508,639	499,440
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class A2
4.609% due 02/15/2038	149,000	145,640
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	629,000	666,639
Federal Home Loan Mortgage Corp. Stated Final,
Series 2004-SF4, Class B
2.37% due 12/15/2009	113,819	110,104
Federal Home Loan Mortgage Corp. Stated Final,
Series 2004-SF4, Class C
3.32% due 12/15/2011	64,000	60,395
Federal Home Loan Mortgage Corp. Strips, Series
1998-199, Class PO
zero coupon PO due 08/01/2028	13,985	11,414

The accompanying notes are an integral part of the financial statements. 281

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
1993-1633, Class PL
6.50% due 03/15/2023	$139,425	$139,744
Federal Home Loan Mortgage Corp., Series
1994-1671, Class G
6.50% due 08/15/2023	13,887	13,920
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	440,460	431,445
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	267,000	35,640
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	103,756	11,239
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	306,447	20,661
Federal Home Loan Mortgage Corp., Series
2003-2631, Class LI
4.50% IO due 06/15/2011	126,035	4,260
Federal Home Loan Mortgage Corp., Series
2003-2631, Class MV
4.00% due 01/15/2022	191,000	188,665
Federal Home Loan Mortgage Corp., Series
2003-2631, Class PC
4.50% due 03/15/2016	1,224,000	1,195,725
Federal Home Loan Mortgage Corp., Series
2003-2681, Class PC
5.00% due 01/15/2019	255,000	253,030
Federal Home Loan Mortgage Corp., Series
2003-2686, Class JG
5.50% due 04/15/2028	847,000	844,590
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	317,344	318,249
Federal Home Loan Mortgage Corp., Series
2004-2844, Class PQ
5.00% due 05/15/2023	149,000	148,431
Federal Home Loan Mortgage Corp., Series
2004-2872, Class YB
5.00% due 06/15/2023	318,000	316,232
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	814,000	801,532
Federal Home Loan Mortgage Corp., Series
2004-2890, Class PB
5.00% due 11/15/2027	798,000	785,775
Federal Home Loan Mortgage Corp., Series
2005-2934, Class NB
5.00% due 01/15/2028	106,000	104,302
Federal Home Loan Mortgage Corp., Series
2005-46, Class CN
5.00% due 01/25/2020	313,000	309,757
Federal National Mortgage Association Interest
Strip, Series 2002-319, Class 2
6.50% IO due 02/01/2032	54,234	12,272

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
1993-8, Class L
9.00% due 01/25/2008	$8,077	$8,252
Federal National Mortgage Association, Series
2002-43, Class A
6.00% due 06/25/2016	1,664	1,664
Federal National Mortgage Association, Series
2002-74, Class PJ
5.00% due 03/25/2015	615,000	612,131
Federal National Mortgage Association, Series
2003-40, Class NI
5.50% IO due 11/25/2028	119,518	8,610
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	494,000	482,364
Federal National Mortgage Association, Series
2004-21, Class AC
4.00% due 05/25/2016	106,000	103,047
GE Capital Commercial
Mortgage Corp., Series 2001-1, Class A2
6.531% due 05/15/2033	440,000	463,707
GE Capital Commercial
Mortgage Corp., Series 2005-C4, Class A1
5.082% due 11/10/2045	564,004	563,498
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	322,000	331,214
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	70,651	71,738
Government National Mortgage Association, Series
1998-6, Class EA
zero coupon PO due 03/16/2028	51,572	44,474
Government National Mortgage Association, Series
1999-15, Class PB
5.00% due 08/16/2028	39,046	38,957
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	473,300	482,546
Government National Mortgage Association, Series
2003-3, Class LM
5.50% due 02/20/2032	401,000	400,260
Government National Mortgage Association, Series
2003-49, Class A
2.212% due 10/16/2017	113,522	106,550
Government National Mortgage Association, Series
2003-49, Class C
4.485% due 10/16/2033 (b)	67,000	62,733
Government National Mortgage Association, Series
2003-70, Class TD
5.50% due 10/20/2030	908,000	907,174
Government National Mortgage Association, Series
2003-73, Class B
5.064% due 09/16/2026 (b)	432,000	427,516
Government National Mortgage Association, Series
2004-103, Class A
3.878% due 12/16/2019	128,742	125,342

The accompanying notes are an integral part of the financial statements. 282

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association, Series
2004-23, Class B
2.946% due 03/16/2019	$529,000	$502,605
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030 (b)	56,000	54,770
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	928,000	935,656
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A2
3.835% due 06/10/2036	460,431	450,855
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	146,000	141,476
GS Mortgage Securities Corp II,
Series 2004-GG2, Class A2
4.293% due 08/01/2038	236,000	231,654
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2001-CIB2, Class A2
6.244% due 04/15/2035	243,220	247,105
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2001-CIBC, Class A3
6.26% due 03/15/2033	283,000	294,782
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4, Class A1
4.613% due 10/15/2042	45,111	44,524
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	621,000	605,798
LB-UBS Commercial Mortgage Trust, Series
2006-C1, Class A1
5.018% due 02/15/2031	262,096	261,717
LB-UBS Commercial Mortgage Trust, Series
2006-C1, Class A4
5.156% due 02/15/2031	842,500	835,523
LB-UBS Commercial Mortgage
Trust, Series 2003-C8, Class A1
3.636% due 11/15/2027	875,513	851,024
LB-UBS Commercial Mortgage
Trust, Series 2004-C2, Class A2
3.246% due 03/15/2029	233,000	220,995
LB-UBS Commercial Mortgage
Trust, Series 2004-C4, Class A2
4.567% due 06/15/2029 (b)	457,000	449,571
LB-UBS Commercial Mortgage
Trust, Series 2005-C1, Class A4
4.742% due 02/15/2030	133,000	127,936
Morgan Stanley Dean Witter
Capita I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	70,939	71,357
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	366,000	379,765
Vendee Mortgage Trust, Series 1996-3, Class 4
9.6047% due 03/15/2025 (b)	20,030	21,388

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual, Inc., Series 2004-AR1, Class A
4.229% due 03/25/2034 (b)	$250,186	$243,971

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $27,621,148)		$27,503,476

ASSET BACKED SECURITIES - 1.35%
Bank One Auto Securitization Trust,
Series 2003-1, Class A3
1.82% due 09/20/2007	50,518	50,303
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	71,976	72,903
Capital Auto Receivables Asset
Trust, Series 2004-1, Class A4
2.64% due 11/17/2008	191,000	185,571
Capital Auto Receivables Asset
Trust, Series 2004-1, Class CTFS
2.84% due 09/15/2010	149,000	144,465
Capital One Multi-Asset Execution
Trust, Series 2004-A8, Class A8
4.70% due 08/15/2014 (b)	999,000	1,002,809
Capital One Multi-Asset Execution
Trust, Series 2005-A7, Class A7
4.70% due 06/15/2015	468,000	459,491
Capital One Prime Auto Receivables Trust, Series
2006-1, Class A4
5.01% due 11/15/2011	260,000	259,964
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-2, Class 1M1
5.599% due 09/25/2031	37,932	37,728
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-4, Class 2A1
4.9506% due 10/25/2032 (b)	21,613	21,706
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2003-3, Class 1A6
3.717% due 10/25/2014	250,000	236,005
Chase Issuance Trust, Series 2005-A7, Class A7
4.55% due 03/15/2013	511,000	500,945
Chase Manhattan Auto Owner
Trust, Series 2003-A, Class A4
2.06% due 12/15/2009	344,736	337,064
Citibank Credit Card Issuance
Trust, Series 2001-A6, Class A6
5.65% due 06/16/2008	149,000	149,410
CNH Equipment Trust, Series 2003-B, Class A4B
3.38% due 02/15/2011	250,000	244,389
Credit-Based Asset Servicing and
Securitization, Series 2005-CB5, Class AF2
4.831% due 08/25/2035	293,000	288,164
GE Equipment Small Ticket LLC, Series 2005-1A,
Class A4
4.51% due 12/22/2014	337,000	331,097
GS Auto Loan Trust, Series 2004-1, Class A3
2.13% due 11/15/2007	32,612	32,349
Harley-Davidson Motorcycle
Trust, Series 2003-3, Class A2
2.76% due 05/15/2011	91,894	90,463

The accompanying notes are an integral part of the financial statements. 283

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Harley-Davidson Motorcycle
Trust, Series 2003-4, Class A2
2.69% due 04/15/2011	$97,000	$94,150
Hertz Vehicle Financing LLC,
Series 2004-1A, Class A2
2.38% due 05/25/2008	265,000	257,926
Honda Auto Receivables Owner
Trust, Series 2003-5, Class A4
2.96% due 04/20/2009	194,000	189,361
Household Affinity Credit Card Master Note
Trust I, Series 2003-1, Class A
4.69% due 02/15/2010 (b)	106,000	106,232
Hyundai Auto Receivables
Trust, Series 2003-A, Class A4
3.02% due 10/15/2010	150,000	145,981
John Deere Owner Trust, Series 2003-A, Class A3
1.79% due 04/15/2007	3,634	3,628
John Deere Owner Trust, Series 2005-A, Class A4
4.16% due 05/15/2012	50,000	48,837
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	140,000	139,342
MBNA Credit Card Master Note
Trust, Series 2005-A6, Class A6
4.50% due 01/15/2013	247,000	244,390
MBNA Master Credit Card Trust
USA, Series 2000-D, Class A
4.77% due 09/15/2009 (b)	225,000	225,486
Navistar Financial Corp. Owner
Trust, Series 2003-B, Class A3
4.77% due 04/15/2008 (b)	136,562	136,696
New Century Home Equity Loan
Trust, Series 2005-A, Class A6
4.954% due 08/25/2035	555,000	534,044
New Century Home Equity Loan
Trust, Series 2005-A, Class M2
5.344% due 08/25/2035	215,000	207,744
Nissan Auto Receivables Owner
Trust, Series 2004-A, Class A4
2.76% due 07/15/2009	191,000	185,082
Onyx Acceptance Owner
Trust, Series 2005-A, ClassA4
3.91% due 09/15/2011	250,000	243,977
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	447,000	471,377
PP&L Transition Bond Company LLC,
Series 1999-1, Class A8
7.15% due 06/25/2009	111,000	115,931
PSE&G Transition Funding LLC, Series 2001-1,
Class A6
6.61% due 06/15/2015	131,000	141,698
Reliant Energy Transport Bond
Company, Series 2001-1, Class A4
5.63% due 09/15/2015	334,000	342,890
Residential Asset Mortgage
Products, Inc., Series 2003-RZ2, Class A1
3.60% due 04/25/2033	44,668	43,240

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
Residential Asset Mortgage
Products, Inc., Series 2004-RZ3, Class AI2
3.42% due 10/25/2027 (b)		$62,809	$62,343
Sovereign Bank Home Equity Loan
Trust, Series 2000-1, Class A6
7.25% due 02/25/2015		8,988	9,151
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17% due 02/15/2011		150,000	146,533
WFS Financial Owner Trust, Series 2004-1, Class
A4
2.81% due 08/22/2011		213,000	206,181

TOTAL ASSET BACKED SECURITIES
(Cost $8,773,212)			$8,747,046

SUPRANATIONAL OBLIGATIONS - 0.38%
Supranational - 0.38%
Eurofima, EMTN
6.50% due 08/22/2011	AUD	555,000	428,515
European Investment Bank, Series EMTN
6.00% due 07/15/2009	NZD	835,000	543,258
6.50% due 09/10/2014		2,200,000	1,456,323

			2,428,096

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,510,515)			$2,428,096

SHORT TERM INVESTMENTS - 4.49%
T. Rowe Price Reserve Investment
Fund (c)		$29,031,923	$29,031,923

TOTAL SHORT TERM INVESTMENTS
(Cost $29,031,923)			$29,031,923

REPURCHASE AGREEMENTS - 5.18%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$33,555,982 on 03/01/2006,
collateralized by $26,615,000 U.S.
Treasury Bond 7.25% due
08/15/2022 (valued at
$34,227,981, including interest) (c)		$33,553,000	$33,553,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,553,000)			$33,553,000

Total Investments (Spectrum Income Fund)
(Cost $635,696,586) - 99.89%			$646,393,366
Other Assets in Excess of Liabilities - 0.11%			698,576

TOTAL NET ASSETS - 100.00%			$647,091,942

The accompanying notes are an integral part of the financial statements. 284

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 0.29%
Broadcasting - 0.06%
Liberty Global, Inc., Class A *	7,685	$156,082
Liberty Global, Inc., Series C *	7,685	149,089

		305,171
Cellular Communications - 0.15%
American Tower Corp., Class A *	23,747	755,867
Household Products - 0.03%
Home Interiors *	674,617	182,147
Telecommunications Equipment &
Services - 0.05%
Telewest Global, Inc. *	10,197	243,199

TOTAL COMMON STOCKS (Cost $1,342,339)		$1,486,384

WARRANTS - 0.01%
Government of Mexico - 0.01%
Government of Mexico
(Expiration Date 10/10/2006; strike
price $25.00)	5,000	22,500

TOTAL WARRANTS (Cost $12,500)		$22,500

U.S. TREASURY OBLIGATIONS - 15.69%
U.S. Treasury Bonds - 2.39%
4.125% due 08/15/2010 (a)	$5,000,000	4,899,805
4.25% due 08/15/2014 (a)	1,275,000	1,242,777
5.25% due 11/15/2028 to 02/15/2029 (a)	3,250,000	3,514,456
5.50% due 08/15/2028 (a)	1,375,000	1,533,018
6.125% due 08/15/2029 (a)****	800,000	965,844

		12,155,900
U.S. Treasury Notes - 13.30%
3.625% due 01/15/2010 (a)	5,150,000	4,965,527
3.875% due 05/15/2010 (a)	8,300,000	8,058,785
4.00% due 03/15/2010 to 02/15/2014 (a)	32,450,000	31,643,761
4.25% due 11/15/2014 to 08/15/2015 (a)	14,575,000	14,198,507
5.00% due 02/15/2011 (a)	8,700,000	8,853,607

		67,720,187

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $80,343,587)		$79,876,087

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.38%
Federal Home Loan Mortgage Corp. - 5.64%
5.00% TBA **	29,650,000	28,723,437
8.00% due 05/01/2010	12,175	12,645
8.50% due 05/01/2008	7,968	8,190

		28,744,272
Federal National Mortgage
Association - 30.73%
4.00% TBA **	13,300,000	12,639,150
4.50% TBA **	10,700,000	10,071,375
5.00% TBA **	42,450,000	41,229,563
5.50% TBA **	77,000,000	76,278,125
6.00% TBA **	9,600,000	9,686,995
6.50% due 10/01/2032	895,805	919,042

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
6.50% TBA **		$5,300,000	$5,425,875
7.50% due 07/01/2030 to 02/01/2031		71,961	75,332
8.00% due 07/01/2027 to 08/01/2027		73,890	78,901
8.80% due 01/25/2019		67,639	71,376
10.40% due 04/25/2019		24,623	26,480

			156,502,214
Government National Mortgage
Association - 0.01%
7.50% due 04/15/2022 to 02/15/2028		26,812	28,230

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $184,379,029)			$185,274,716

OREIGN GOVERNMENT OBLIGATIONS - 5.13%
Argentina - 0.17%
Republic of Argentina, Series PGDP
.34% due 12/15/2035 (b)	ARS	2,818,991	57,270
4.50% due 12/15/2035 (a)(b)		$1,105,896	84,048
5.83% due 12/31/2033 (b)	ARS	1,009,091	431,200
8.28% due 12/31/2033 (a)		$296,963	297,261

			869,779
Brazil - 1.17%
Federative Republic of Brazil
5.25% due 04/15/2012 (b)		1,298,495	1,298,495
7.875% due 03/07/2015 (a)		225,000	251,550
8.00% due 01/15/2018 (a)		2,350,000	2,630,825
8.75% due 02/04/2025		1,475,000	1,781,062

			5,961,932
Bulgaria - 0.04%
Republic of Bulgaria
8.25% due 01/15/2015		175,000	210,158
Canada - 0.34%
Province of Quebec Canada
4.60% due 05/26/2015 (a)		1,800,000	1,742,371
Colombia - 0.29%
Republic of Colombia
8.125% due 05/21/2024 (a)		550,000	642,950
10.00% due 01/23/2012		250,000	304,375
10.75% due 01/15/2013 (a)		425,000	544,000

			1,491,325
Ecuador - 0.08%
Republic of Ecuador
zero coupon, Step up to 10% on
08/15/2006 due 08/15/2030 (b)		425,000	420,750
Italy - 0.17%
Republic of Italy
5.804% due 10/25/2032		800,000	874,460
Mexico - 0.91%
Government of Mexico
5.875% due 01/15/2014		1,225,000	1,255,625
6.375% due 01/16/2013		1,875,000	1,974,375

The accompanying notes are an integral part of the financial statements. 285

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Mexico (continued)
Government of Mexico (continued)
8.125% due 12/30/2019	$800,000	$990,000
10.375% due 02/17/2009	350,000	399,000

		4,619,000
Panama - 0.18%
Republic of Panama
6.70% due 01/26/2036	359,000	364,385
7.25% due 03/15/2015	500,000	537,500

		901,885
Peru - 0.19%
Republic of Peru
5.00% Step up to 6.89% on 03/07/2007
due 03/07/2017 (b)	328,000	322,260
5.00% Step up to 6.94% on 03/07/2007
due 03/07/2017 (b)	245,000	239,487
8.75% due 11/21/2033	125,000	153,125
9.875% due 02/06/2015	200,000	249,000

		963,872
Philippines - 0.39%
Republic of Philippines
8.375% due 03/12/2009	225,000	240,188
8.875% due 03/17/2015 (a)	350,000	396,375
9.50% due 02/02/2030 (a)	200,000	239,500
9.875% due 01/15/2019	500,000	602,500
10.625% due 03/16/2025	375,000	486,562

		1,965,125
Poland - 0.10%
Republic of Poland
5.25% due 01/15/2014 (a)	500,000	503,000
Russia - 0.35%
Russian Federation
8.25% due 03/31/2010	475,000	502,407
11.00% due 07/24/2018	875,000	1,295,963

		1,798,370
South Africa - 0.06%
Republic of South Africa
6.50% due 06/02/2014	275,000	296,656
Turkey - 0.37%
Republic of Turkey
7.375% due 02/05/2025	975,000	1,040,813
9.00% due 06/30/2011 (a)	550,000	627,000
11.50% due 01/23/2012	175,000	222,687

		1,890,500
Ukraine - 0.04%
Republic of Ukraine
6.875% due 03/04/2011 (a)	200,000	204,560
Venezuela - 0.28%
Republic of Venezuela
9.375% due 01/13/2034	400,000	518,400

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Venezuela (continued)
Republic of Venezuela (continued)
10.75% due 09/19/2013	$725,000	$913,500

		1,431,900

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $24,957,706)		$26,145,643

CORPORATE BONDS - 29.85%
Advertising - 0.31%
Lamar Media Corp.
6.625% due 08/15/2015	150,000	151,688
R H Donnelley Finance Corp.
8.875% due 01/15/2016	500,000	521,250
RH Donnelley Corp.
6.875% due 01/15/2013	100,000	94,000
6.875% due 01/15/2013	175,000	164,500
RH Donnelley Finance Corp., Series I
10.875% due 12/15/2012	300,000	337,500
Vertis, Inc.
9.75% due 04/01/2009	300,000	310,500

		1,579,438

Aerospace - 0.43%
Alliant Techsystems, Inc.
8.50% due 05/15/2011	200,000	209,250
Argo-Tech Corp.
9.25% due 06/01/2011	225,000	238,500
DRS Technologies, Inc.
6.875% due 11/01/2013	400,000	399,000
7.625% due 02/01/2018	25,000	25,687
Goodrich Corp.
7.50% due 04/15/2008	550,000	572,763
Moog, Inc.
6.25% due 01/15/2015	250,000	247,500
Sequa Corp.
9.00% due 08/01/2009	475,000	511,813

		2,204,513

Agriculture - 0.14%
Case New Holland, Inc.
7.125% due 03/01/2014	225,000	225,562
Pilgrim's Pride Corp.
9.25% due 11/15/2013	200,000	209,500
UAP Holding Corp.
zero coupon, Step up to 10.75% on
01/15/2008 due 07/15/2012	75,000	66,938
United Agri Products, Inc.
8.25% due 12/15/2011	175,000	184,625

		686,625

Air Travel - 0.01%
Continental Airlines, Inc.
6.541% due 09/15/2008	46,339	43,570
Aluminum - 0.04%
IMCO Recycling, Inc.
10.375% due 10/15/2010	200,000	220,000
The accompanying notes are an integral part of the financial statements. 286

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Amusement & Theme Parks - 0.04%
Six Flags, Inc.
9.625% due 06/01/2014	$125,000	$126,875
9.75% due 04/15/2013	75,000	76,688

		203,563
Apparel & Textiles - 0.18%
Collins & Aikman Floorcoverings, Inc.
9.75% due 02/15/2010	250,000	236,250
Levi Strauss & Company
7.73% due 04/01/2012	75,000	77,438
9.75% due 01/15/2015	175,000	186,375
12.25% due 12/15/2012	225,000	257,062
Quiksilver, Inc.
6.875% due 04/15/2015 (a)	186,000	179,490

		936,615
Auto Parts - 0.12%
Keystone Automotive Operations
9.75% due 11/01/2013	150,000	130,875
Tenneco Automotive, Inc.
8.625% due 11/15/2014 (a)	250,000	248,750
TRW Automotive, Inc.
9.375% due 02/15/2013	200,000	217,000

		596,625
Automobiles - 0.65%
DaimlerChrysler NA Holding Corp.
4.05% due 06/04/2008	1,650,000	1,601,873
Ford Motor Company
6.625% due 10/01/2028	150,000	100,500
7.45% due 07/16/2031 (a)	1,325,000	940,750
8.90% due 01/15/2032	100,000	77,000
General Motors Corp.
8.25% due 07/15/2023 (a)	100,000	68,750
8.375% due 07/15/2033 (a)	625,000	440,625
Hertz Corp., Class A
8.875% due 01/01/2014	100,000	104,500

		3,333,998
Banking - 1.19%
Bank of America Corp.
7.40% due 01/15/2011	2,100,000	2,290,369
Capital One Bank
5.75% due 09/15/2010	1,250,000	1,270,598
Standard Chartered Bank
8.00% due 05/30/2031	1,945,000	2,489,709

		6,050,676
Broadcasting - 0.93%
CanWest Media, Inc.
8.00% due 09/15/2012	400,000	410,000
Charter Communications Holdings
zero coupon, Step up to 11.75% on
05/15/2006 due 05/15/2014	625,000	325,000
zero coupon, Step up to 12.125% on
01/15/2007 due 01/15/2015	75,000	34,500
11.00% due 10/01/2015	400,000	336,500
Charter Communications I Holdings LLC
10.00% due 05/15/2014	75,000	39,000

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Broadcasting (continued)
Charter Communications I Holdings LLC (continued)
13.5 due 01/15/2014	$125,000	$81,250
Charter Communications Operating LLC
8.375% due 04/30/2014	225,000	226,687
CSC Holdings, Inc.
7.00% due 04/15/2012	250,000	241,875
7.625% due 07/15/2018	25,000	24,344
8.125% due 08/15/2009	325,000	335,156
CSC Holdings, Inc., Series B
7.625% due 04/01/2011 (a)	125,000	125,937
8.125% due 07/15/2009	25,000	25,781
Emmis Communications Corp.
10.3663% due 06/15/2012 (b)	51,429	51,429
News America, Inc.
5.30% due 12/15/2014 (a)	1,975,000	1,943,359
Radio One, Inc.
6.375% due 02/15/2013	225,000	216,000
8.875% due 07/01/2011	200,000	210,000
Salem Communications Corp.
7.75% due 12/15/2010	100,000	102,625

		4,729,443
Building Materials & Construction - 0.09%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	575,000	304,750
Brand Services, Inc.
12.00% due 10/15/2012	125,000	132,812

		437,562
Business Services - 0.35%
Allied Security Escrow Corp.
11.375% due 07/15/2011	200,000	188,000
Conveo Corp.
7.875% due 12/01/2013 (a)	175,000	173,250
Interep National Radio Sales, Inc., Series B, Class A
10.00% due 07/01/2008 (a)	125,000	106,406
Invensys PLC
9.875% due 03/15/2011 (a)	175,000	181,125
Iron Mountain, Inc.
7.75% due 01/15/2015	175,000	177,188
8.25% due 07/01/2011	125,000	126,875
8.625% due 04/01/2013	300,000	312,750
SunGard Data Systems, Inc.
9.125% due 08/15/2013	100,000	106,375
Xerox Capital Trust I
8.00% due 02/01/2027	400,000	414,000

		1,785,969
Cable and Television - 1.14%
Atlantic Broadband Finance LLC
9.375% due 01/15/2014	300,000	279,000
CCO Holdings LLC
8.75% due 11/15/2013	250,000	243,750
DirecTV Holdings LLC
6.375% due 06/15/2015	375,000	373,594
8.375% due 03/15/2013	175,000	187,687

The accompanying notes are an integral part of the financial statements. 287

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Echostar DBS Corp.
6.625% due 10/01/2014	$825,000	$802,312
7.125% due 02/01/2016	50,000	49,500
Lodgenet Entertainment Corp.
9.50% due 06/15/2013	250,000	270,000
Mediacom Broadband LLC
8.50% due 10/15/2015	75,000	72,000
11.00% due 07/15/2013	150,000	160,500
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013	125,000	125,000
Rainbow National Services LLC
10.375% due 09/01/2014	25,000	28,281
Rogers Cable, Inc.
6.25% due 06/15/2013	25,000	24,844
8.75% due 05/01/2032	350,000	415,625
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	300,000	306,375
8.75% due 12/15/2011	75,000	78,844
Time Warner, Inc.
7.625% due 04/15/2031	1,725,000	1,961,849
Videotron Ltee
6.375% due 12/15/2015	200,000	198,000
Young Broadcasting, Inc.
10.00% due 03/01/2011 (a)	250,000	223,438

		5,800,599
Cellular Communications - 1.13%
American Tower Corp.
7.125% due 10/15/2012	250,000	261,875
7.50% due 05/01/2012 (a)	25,000	26,375
AT&T Broadband Corp.
8.375% due 03/15/2013	1,425,000	1,633,802
AT&T Wireless Services, Inc.
8.75% due 03/01/2031	1,175,000	1,559,292
Centennial Communications Corp.
8.125% due 02/01/2014 (a)	300,000	306,000
10.00% due 01/01/2013 (a)	125,000	130,000
Dobson Cellular Systems, Inc.
8.375% due 11/01/2011	100,000	106,000
Nextel Communications, Inc.
6.875% due 10/31/2013	200,000	209,380
7.375% due 08/01/2015	750,000	793,180
SBA Communications Corp.
8.50% due 12/01/2012	75,000	82,500
SBA Telecommunication /
SBA Communications Corp.
zero coupon, Step up to 9.75% on
12/15/2007 due 12/15/2011	175,000	165,813
UbiquiTel Operating Company
9.875% due 03/01/2011	250,000	275,000
US Unwired, Inc., Series B
10.00% due 06/15/2012 (a)	200,000	226,000

		5,775,217
Chemicals - 0.56%
Arco Chemical Company
9.80% due 02/01/2020	75,000	82,500

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Equistar Chemicals LP
10.625% due 05/01/2011	$200,000	$217,500
Ethyl Corp.
8.875% due 05/01/2010	200,000	209,000
Huntsman ICI Chemicals
10.125% due 07/01/2009 (a)	50,000	51,250
Huntsman International LLC
9.875% due 03/01/2009	200,000	209,500
IMC Global, Inc.
10.875% due 08/01/2013	25,000	28,750
Lyondell Chemical Company
11.125% due 07/15/2012	225,000	248,625
Methanex Corp.
8.75% due 08/15/2012 (a)	200,000	220,500
Millennium America, Inc.
9.25% due 06/15/2008	400,000	411,000
Nalco Company
8.875% due 11/15/2013 (a)	175,000	183,312
Nova Chemicals Corp
6.50% due 01/15/2012	125,000	120,313
PQ Corp.
7.50% due 02/15/2013	400,000	384,000
Rhodia SA
7.625% due 06/01/2010	300,000	305,250
Westlake Chemical Corp.
6.625% due 01/15/2016	200,000	199,750

		2,871,250

Coal - 0.04%
Massey Energy Company
6.625% due 11/15/2010	200,000	204,500
Computers & Business Equipment - 0.10%
Seagate Technology Holdings
8.00% due 05/15/2009	200,000	208,000
Unisys Corp.
8.00% due 10/15/2012	300,000	292,500

		500,500

Construction & Mining Equipment - 0.07%
Terex Corp.
7.375% due 01/15/2014	100,000	103,000
10.375% due 04/01/2011	225,000	237,375

		340,375

Construction Materials - 0.02%
Nortek, Inc.
8.50% due 09/01/2014	125,000	124,688
Containers & Glass - 0.28%
Graphic Packaging International Corp.
8.50% due 08/15/2011	400,000	402,000
Owens-Brockway Glass Container, Inc.
7.75% due 05/15/2011	200,000	210,000
8.25% due 05/15/2013	50,000	52,125
Owens-Illinois, Inc., Series 2008
7.35% due 05/15/2008 (a)	325,000	329,062
Pliant Corp.
12.75% due 06/15/2010 ^	75,000	18,375

The accompanying notes are an integral part of the financial statements. 288

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Containers & Glass (continued)
Radnor Holdings Corp.
11.00% due 03/15/2010	$125,000	$95,000
Stone Container Corp.
8.375% due 07/01/2012	100,000	98,000
Tekni-Plex, Inc.
8.75% due 11/15/2013	225,000	206,438

		1,411,000
Correctional Facilities - 0.08%
Corrections Corporation of America
6.25% due 03/15/2013	150,000	148,875
6.75% due 01/31/2014	275,000	279,812

		428,687
Cosmetics & Toiletries - 0.09%
Del Laboratories, Inc.
8.00% due 02/01/2012 (a)	200,000	164,750
9.68% due 11/01/2011 (b)	50,000	51,000
Jafra Cosmetics International, Inc.
10.75% due 05/15/2011	150,000	163,312
Spectrum Brands, Inc.
7.375% due 02/01/2015	87,000	75,038

		454,100
Crude Petroleum & Natural Gas - 0.81%
Burlington Resources Finance Company
5.60% due 12/01/2006	1,325,000	1,328,876
Chesapeake Energy Corp.
6.25% due 01/15/2018	325,000	324,594
6.625% due 01/15/2016	275,000	279,125
7.00% due 08/15/2014	200,000	207,500
EnCana Holdings Finance Corp.
5.80% due 05/01/2014	1,675,000	1,731,226
Plains Exploration & Production Company
7.125% due 06/15/2014 (a)	250,000	260,625

		4,131,946
Domestic Oil - 1.02%
Devon Financing Corp., ULC
6.875% due 09/30/2011	1,550,000	1,666,293
Exco Resources, Inc.
7.25% due 01/15/2011	400,000	408,000
Forest Oil Corp.
8.00% due 12/15/2011	325,000	354,250
Magnum Hunter Resources, Inc.
9.60% due 03/15/2012	250,000	270,000
Stone Energy Corp.
8.25% due 12/15/2011	400,000	406,000
Swift Energy Company
7.625% due 07/15/2011	400,000	412,000
Valero Energy Corp.
4.75% due 06/15/2013 (a)	1,375,000	1,322,458
Whiting Petroleum Corp.
7.00% due 02/01/2014 (a)	200,000	200,500
7.25% due 05/01/2013	175,000	177,188

		5,216,689

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Drugs & Health Care - 0.50%
Humana, Inc.
6.30% due 08/01/2018	$1,675,000	$1,748,266
Rite Aid Corp.
6.125% due 12/15/2008 (a)	100,000	96,250
7.50% due 01/15/2015	250,000	240,938
8.125% due 05/01/2010	75,000	76,500
The Jean Coutu Group (PJC), Inc.
8.50% due 08/01/2014 (a)	400,000	382,000

		2,543,954
Electrical Utilities - 1.06%
AES Corp.
7.75% due 03/01/2014	225,000	237,656
8.875% due 02/15/2011 (a)	225,000	243,563
9.375% due 09/15/2010	350,000	384,125
Appalachian Power Company
5.95% due 05/15/2033	1,500,000	1,498,437
Calpine Corp.
8.50% due 07/15/2010 (a)	300,000	279,000
8.75% due 07/15/2013 (a)	50,000	46,500
Calpine Generating Company LLC
13.2163% due 04/01/2011 (b)	200,000	218,000
Edison Mission Energy
9.875% due 04/15/2011	444,000	511,710
Entergy Gulf States
6.20% due 07/01/2033	725,000	700,808
Mirant Americas Generation LLC
8.30% due 05/01/2011 ^	395,000	413,269
Reliant Energy, Inc.
6.75% due 12/15/2014	425,000	384,094
9.25% due 07/15/2010	125,000	127,031
9.50% due 07/15/2013 (a)	350,000	357,000

		5,401,193
Electronics - 0.18%
L-3 Communications Corp.
7.625% due 06/15/2012	550,000	576,125
Motors & Gears, Inc., Series D
10.75% due 11/15/2006	200,000	195,500
Muzak, LLC/Muzak Finance Corp.
9.875% due 03/15/2009	250,000	146,250

		917,875
Energy - 0.54%
Duke Energy Company
4.20% due 10/01/2008	1,225,000	1,192,252
El Paso Energy
7.375% due 12/15/2012 (a)	475,000	492,813
Inergy, L.P.
6.875% due 12/15/2014	200,000	190,500
NRG Energy, Inc.
7.25% due 02/01/2014	150,000	153,750
7.375% due 02/01/2016	700,000	721,000

		2,750,315
Financial Services - 7.12%
Alamosa Delaware, Inc.
11.00% due 07/31/2010	225,000	250,875

The accompanying notes are an integral part of the financial statements. 289

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
BCP Crystal Holdings Corp.
9.625% due 06/15/2014	$250,000	$279,687
Chukchansi Economic Development Authority
8.00% due 11/15/2013	200,000	206,000
CIT Group, Inc.
7.75% due 04/02/2012	1,775,000	1,983,862
Corporacion Andina de Fomento
6.875% due 03/15/2012	1,346,000	1,451,989
Countrywide Home Loan
4.00% due 03/22/2011 (a)	3,100,000	2,899,470
Diageo Finance BV
5.30% due 10/28/2015	2,925,000	2,910,281
Ford Motor Credit Company
4.95% due 01/15/2008	875,000	806,076
6.625% due 06/16/2008	250,000	232,749
7.875% due 06/15/2010	1,875,000	1,734,126
General Motors Acceptance Corp.
6.75% due 12/01/2014	675,000	596,321
6.875% due 09/15/2011 (a)	1,600,000	1,432,598
7.25% due 03/02/2011	25,000	22,842
8.00% due 11/01/2031 (a)	175,000	159,817
Global Cash Access LLC
8.75% due 03/15/2012	250,000	268,438
Hexion US Finance Corp/Hexion Nova Scotia
Finance ULC
9.00% due 07/15/2014	425,000	437,219
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	2,850,000	2,865,199
International Lease Finance Corp.
5.875% due 05/01/2013 (a)	2,575,000	2,629,029
iPCS, Inc.
11.50% due 05/01/2012	250,000	286,875
J.P. Morgan Chase & Company
6.625% due 03/15/2012 (a)	1,750,000	1,862,835
JSG Funding PLC
9.625% due 10/01/2012	125,000	130,938
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010	2,975,000	2,891,051
MBNA Corp, Series MTN
6.25% due 01/17/2007 (a)	563,000	568,355
Morgan Stanley
4.75% due 04/01/2014	2,650,000	2,527,141
Nell AF SARL
8.375% due 08/15/2015 (a)	197,000	197,985
Sensus Metering Systems, Inc.
8.625% due 12/15/2013	300,000	287,250
TRAINS HY-2005-1
7.651% due 06/15/2015 (b)	6,094,268	6,254,243
Yell Finance BV
zero coupon, Step up to 13.5% on
08/01/2006 due 08/01/2011	75,000	77,531

		36,250,782
Food & Beverages - 0.20%
Ahold Lease USA, Inc., Series A-1
7.82% due 01/02/2020	67,184	71,887

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
Del Monte Corp.
8.625% due 12/15/2012	$200,000	$213,000
Doane Pet Care Company
10.75% due 03/01/2010	50,000	53,812
Dole Food, Inc.
7.25% due 06/15/2010	325,000	312,813
8.875% due 03/15/2011	125,000	126,094
Pinnacle Foods Holding Corp.
8.25% due 12/01/2013	250,000	245,000

		1,022,606
Furniture & Fixtures - 0.07%
Sealy Mattress Company
8.25% due 06/15/2014 (a)	350,000	365,750
Gas & Pipeline Utilities - 0.76%
Atlas Pipeline Partners LP
8.125% due 12/15/2015	200,000	208,000
Dynegy Holdings, Inc.
6.875% due 04/01/2011 (a)	150,000	149,625
9.875% due 07/15/2010	575,000	628,187
10.125% due 07/15/2013	50,000	56,250
El Paso Corp.
7.75% due 01/15/2032 (a)	250,000	265,625
7.875% due 06/15/2012	500,000	530,000
Targa Resources, Inc.
8.50% due 11/01/2013	175,000	185,500
United Utilities PLC
4.55% due 06/19/2018	950,000	846,788
Williams Companies, Inc.
7.625% due 07/15/2019	25,000	27,500
7.875% due 09/01/2021	375,000	419,063
8.75% due 03/15/2032	450,000	544,500

		3,861,038
Healthcare Products - 0.05%
Accellent, Inc.
10.50% due 12/01/2013	250,000	262,500
Healthcare Services - 0.70%
Ameripath, Inc.
10.50% due 04/01/2013	275,000	290,125
DaVita, Inc.
7.25% due 03/15/2015 (a)	400,000	408,000
Extendicare Health Services, Inc.
6.875% due 05/01/2014	25,000	25,937
9.50% due 07/01/2010	200,000	211,250
National Mentor, Inc.
9.625% due 12/01/2012	275,000	292,875
Quest Diagnostics, Inc.
5.45% due 11/01/2015	1,500,000	1,494,315
Tenet Healthcare Corp.
9.25% due 02/01/2015	200,000	200,500
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	475,000	495,188

The accompanying notes are an integral part of the financial statements. 290

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
Vanguard Health Holding Company, Inc. LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	$200,000	$148,000

		3,566,190

Holdings Companies/Conglomerates - 0.01%
ERP Operating LP
5.25% due 09/15/2014	25,000	24,717
Hotels & Restaurants - 0.36%
CCM Merger, Inc.
8.00% due 08/01/2013	175,000	174,125
Gaylord Entertainment Company
6.75% due 11/15/2014	300,000	296,250
Hilton Hotels Corp.
7.625% due 12/01/2012 (a)	250,000	270,216
Park Place Entertainment Corp.
9.375% due 02/15/2007	250,000	259,062
Sbarro, Inc.
11.00% due 09/15/2009	300,000	306,750
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	175,000	192,063
Turning Stone Casino Resort
9.125% due 12/15/2010	300,000	312,000

		1,810,466

Household Appliances - 0.01%
Applica, Inc.
10.00% due 07/31/2008	25,000	24,250
Household Products - 0.11%
Resolution Performance Products, Inc.
8.00% due 12/15/2009	150,000	154,500
13.50% due 11/15/2010	250,000	267,500
Simmons Bedding Company
7.875% due 01/15/2014 (a)	150,000	144,000

		566,000

Industrial Machinery - 0.16%
Dresser Rand Group, Inc.
7.375% due 11/01/2014	300,000	312,000
Grant Prideco, Inc.
6.125% due 08/15/2015	75,000	75,562
NMHG Holding Company
10.00% due 05/15/2009	400,000	422,000

		809,562

International Oil - 0.21%
OAO Gazprom, Series REGS
9.625% due 03/01/2013	150,000	181,305
Pemex Project Funding Master Trust
5.75% due 12/15/2015	300,000	299,550
6.625% due 06/15/2035	150,000	156,525
Pogo Producing Co.
6.875% due 10/01/2017	200,000	201,500
Vintage Petroleum, Inc.
7.875% due 05/15/2011 (a)	225,000	234,783

		1,073,663

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time - 1.02%
AMC Entertainment, Inc.
11.00% due 02/01/2016	$250,000	$251,562
AMF Bowling Worldwide, Inc.
10.00% due 03/01/2010	250,000	255,625
Boyd Gaming Corp.
6.75% due 04/15/2014 (a)	400,000	399,000
Caesars Entertainment, Inc.
7.00% due 04/15/2013	250,000	264,547
Choctaw Resort Development Enterprise
7.25% due 11/15/2019	250,000	255,000
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	350,000	260,750
Herbst Gaming, Inc.
8.125% due 06/01/2012	250,000	260,625
Isle Capri Casinos, Inc.
7.00% due 03/01/2014	350,000	350,000
Kerzner International Ltd.
6.75% due 10/01/2015	300,000	297,750
Las Vegas Sands Corp.
6.375% due 02/15/2015	250,000	242,500
MGM Mirage, Inc.
6.625% due 07/15/2015 (a)	150,000	150,562
6.75% due 09/01/2012 (a)	475,000	482,719
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	150,000	151,688
7.125% due 08/15/2014	150,000	154,500
Penn National Gaming, Inc.
6.75% due 03/01/2015	300,000	301,500
6.875% due 12/01/2011	100,000	102,000
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	400,000	416,000
Station Casinos, Inc.
6.50% due 02/01/2014	400,000	400,000
6.875% due 03/01/2016	175,000	178,063

		5,174,391
Manufacturing - 0.49%
Blount, Inc.
8.875% due 08/01/2012	150,000	157,500
KI Holdings, Inc.
zero coupon, Step up to 9.875% on
11/15/2009 due 11/15/2014	450,000	319,500
Park-Ohio Industries, Inc.
8.375% due 11/15/2014	175,000	157,500
Trinity Industries, Inc.
6.50% due 03/15/2014	250,000	250,625
Tyco International Group SA
6.125% due 11/01/2008	1,600,000	1,626,850

		2,511,975
Medical-Hospitals - 0.47%
Community Health Systems, Inc.
6.50% due 12/15/2012 (a)	300,000	297,000
Genesis Healthcare Corp.
8.00% due 10/15/2013	175,000	184,187

The accompanying notes are an integral part of the financial statements. 291

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals (continued)
HCA, Inc.
6.375% due 01/15/2015 (a)	$575,000	$574,098
7.05% due 12/01/2027	75,000	71,728
7.50% due 12/15/2023	25,000	25,347
7.69% due 06/15/2025	25,000	25,846
IASIS Healthcare LLC
8.75% due 06/15/2014	375,000	380,625
Tenet Healthcare Corp.
6.875% due 11/15/2031	125,000	101,875
7.375% due 02/01/2013	125,000	114,688
9.875% due 07/01/2014 (a)	225,000	228,938
Triad Hospitals, Inc.
7.00% due 11/15/2013	400,000	403,500

		2,407,832
Metal & Metal Products - 0.13%
Mueller Group, Inc.
10.00% due 05/01/2012	200,000	219,000
Mueller Holdings, Inc.
zero coupon, Step up to 14.75% on
04/15/2009 due 04/15/2014	60,000	48,600
Novelis, Inc.
7.25% due 02/15/2015 (a)	425,000	412,250

		679,850
Office Furnishings & Supplies - 0.12%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	150,000	151,500
Interface, Inc.
9.50% due 02/01/2014	100,000	102,500
10.375% due 02/01/2010	150,000	163,875
Tempur-Pedic/Tempur Products
10.25% due 08/15/2010	175,000	187,250

		605,125
Paper - 0.59%
Abitibi-Consolidated, Inc.
7.75% due 06/15/2011	75,000	70,781
8.375% due 04/01/2015 (a)	340,000	321,300
8.55% due 08/01/2010	50,000	49,375
8.85% due 08/01/2030	210,000	184,537
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	225,000	216,563
Boise Cascade LLC
7.125% due 10/15/2014	350,000	332,500
Bowater Canada Finance Corp.
7.95% due 11/15/2011	175,000	171,500
Bowater, Inc.
6.50% due 06/15/2013 (a)	100,000	91,000
Buckeye Technologies, Inc.
8.00% due 10/15/2010	200,000	195,500
8.50% due 10/01/2013	100,000	101,750
9.25% due 09/15/2008	100,000	100,000
Jefferson Smurfit Corp.
8.25% due 10/01/2012 (a)	534,000	521,985
Newark Group, Inc.
9.75% due 03/15/2014	225,000	195,750

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Paper (continued)
Norske Skog Canada, Ltd.
8.625% due 06/15/2011	$250,000	$247,500
Smurfit Capital Funding PLC
7.50% due 11/20/2025	200,000	184,000

		2,984,041

Petroleum Services - 0.34%
Chaparral Energy, Inc.
8.50% due 12/01/2015	350,000	370,125
Gaz Capital for Gazprom, Series REGS
8.625% due 04/28/2034	800,000	1,036,000
Hanover Compressor Company
zero coupon due 03/31/2007	225,000	207,000
Hanover Equipment Trust
8.75% due 09/01/2011	100,000	105,500

		1,718,625

Pharmaceuticals - 0.54%
Omnicare, Inc.
6.875% due 12/15/2015	200,000	204,000
Valeant Pharmaceuticals International
7.00% due 12/15/2011	425,000	416,500
Wyeth
5.50% due 03/15/2013	2,100,000	2,120,973

		2,741,473

Plastics - 0.06%
Berry Plastics Corp.
10.75% due 07/15/2012	300,000	326,250
Pollution Control - 0.00%
Safety-Kleen Services, Inc.
9.25% due 06/01/2008 ^	175,000	875
Publishing - 0.32%
Block Communications, Inc.
8.25% due 12/15/2015	200,000	198,000
Cadmus Communications Corp.
8.375% due 06/15/2014	250,000	253,750
CBD Media Holdings, LLC
9.25% due 07/15/2012	250,000	254,687
Dex Media East LLC
12.125% due 11/15/2012	125,000	144,219
Dex Media West LLC
8.50% due 08/15/2010	150,000	159,000
9.875% due 08/15/2013	75,000	83,063
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	100,000	84,000
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	200,000	168,000
Houghton Mifflin Company
zero coupon, Step up to 11.50% on
10/15/2008 due 10/15/2013 (a)	150,000	124,500
Mail-Well I Corp.
9.625% due 03/15/2012	125,000	134,375

		1,603,594

The accompanying notes are an integral part of the financial statements. 292

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate - 0.88%
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	$1,175,000	$1,225,200
Felcor Lodging LP, REIT
9.00% due 06/01/2011	300,000	331,500
Host Marriott LP, REIT
6.375% due 03/15/2015 (a)	200,000	199,500
7.125% due 11/01/2013	500,000	516,250
iStar Financial, Inc., REIT
5.15% due 03/01/2012	1,550,000	1,511,050
Meristar Hospitality Corp., REIT
9.125% due 01/15/2011	150,000	174,000
Meristar Hospitality Operating Partnership LP, REIT
10.50% due 06/15/2009 (a)	125,000	132,969
Omega Healthcare Investors, Inc., REIT
7.00% due 01/15/2016	400,000	401,000

		4,491,469
Retail - 0.06%
Carrols Corp.
9.00% due 01/15/2013 (a)	175,000	177,187
Leslie's Poolmart
7.75% due 02/01/2013 (a)	150,000	152,250

		329,437
Retail Grocery - 0.24%
Safeway, Inc.
7.25% due 02/01/2031 (a)	1,100,000	1,202,480
Retail Trade - 0.34%
Finlay Fine Jewelry Corp.
8.375% due 06/01/2012	125,000	111,250
FTD, Inc.
7.75% due 02/15/2014	225,000	221,625
Limited Brands, Inc.
6.95% due 03/01/2033 (a)	1,075,000	1,100,186
Neiman Marcus Group, Inc.
10.375% due 10/15/2015 (a)	125,000	131,562
PETCO Animal Supplies, Inc.
10.75% due 11/01/2011	175,000	188,563

		1,753,186
Sanitary Services - 0.15%
Allied Waste North America, Inc.
7.25% due 03/15/2015	250,000	253,750
8.50% due 12/01/2008	125,000	131,719
Allied Waste North America, Inc., Series B
7.375% due 04/15/2014 (a)	250,000	245,625
9.25% due 09/01/2012	125,000	135,625

		766,719
Semiconductors - 0.12%
Amkor Technology, Inc.
7.75% due 05/15/2013 (a)	150,000	142,125
9.25% due 02/15/2008	300,000	304,500
10.50% due 05/01/2009 (a)	175,000	174,125

		620,750

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services - 0.46%
Insight Midwest LP
10.50% due 11/01/2010		$225,000	$237,093
Intelsat, Ltd.
9.614% due 01/15/2012 (b)		100,000	102,000
Lucent Technologies, Inc.
6.45% due 03/15/2029		825,000	696,094
Panamsat Corp.
9.00% due 08/15/2014		75,000	79,125
United States West Communications, Inc.
6.875% due 09/15/2033		1,147,000	1,101,120
Zeus Special Subsidiary, Ltd.
zero coupon, Step up to 9.25% on
02/01/2010 due 02/01/2015		175,000	119,875

			2,335,307

Telephone - 1.43%
Qwest Communications International, Inc.
7.50% due 02/15/2014 (a)		87,000	89,393
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014 (a)		306,000	314,415
Qwest Corp.
7.50% due 06/15/2023 (a)		85,000	86,275
8.875% due 03/15/2012		125,000	140,000
Sprint Capital Corp.
8.375% due 03/15/2012		1,700,000	1,952,999
Telecom Italia Capital SA
5.25% due 10/01/2015		2,050,000	1,958,215
Telefonos de Mexico SA de CV
8.75% due 01/31/2016	MXN	2,000,000	191,189
Verizon Florida, Inc., Series F
6.125% due 01/15/2013 (a)		$2,500,000	2,524,570

			7,257,056

Transportation - 0.23%
Horizon Lines LLC
9.00% due 11/01/2012		122,000	129,015
Union Pacific Corp.
3.625% due 06/01/2010		1,100,000	1,028,636

			1,157,651

TOTAL CORPORATE BONDS (Cost $150,884,789)			$151,987,095

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.33%
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032		525,000	590,128
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034		613,835	617,323
Commercial Mortgage Pass-Through Certificates,
Series 2003-FL9, Class E
5.57% due 11/15/2015 (b)		245,254	245,446
First Boston Mortgage Securities Corp. STRIP,
Series D, IO
10.965% due 05/25/2017		28,975	8,118

The accompanying notes are an integral part of the financial statements. 293

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
First Union National Bank Commercial Mortgage,
Series 2000-C1
0.5265% IO due 05/17/2032 (b)	$24,261,606	$639,257
Green Tree Financial Corp.,
Series 1997-6, Class A8
7.07% due 01/15/2029	1,320,791	1,356,789
Merit Securities Corp., Series 11PA, Class B2
5.88% due 09/28/2032 (b)	1,578,924	1,541,240
Structured Asset Mortgage Investments Inc.,
Series 2005-AR3, Class 2A1
5.6435% due 08/25/2035 (b)	1,745,084	1,787,026

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,818,037)		$6,785,327

ASSET BACKED SECURITIES - 1.62%
Ameriquest Mortgage Securities, Inc.,
Series 2004-R11, Class M5
5.7806% due 11/25/2034 (b)	575,000	584,933
Amortizing Residential Corp. Trust,
Series 2002-BC6, Class M2
5.7806% due 08/25/2032 (b)	689,067	692,290
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
6.47% due 04/15/2033 (b)	790,000	795,037
Bear Stearns Asset Backed Securities NIM,
Series 2003-HE1N, Class N1
6.50% due 08/25/2005	713	713
Bear Stearns Asset Backed Securities NIM,
Series 2004-FR1N, Class A1
5.00% due 05/25/2034	45,024	44,881
Bear Stearns Asset Backed Securities NIM,
Series 2004-HE6N, Class A1
5.25% due 08/25/2034	67,632	67,442
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
5.8306% due 06/25/2034 (b)	750,000	760,283
Countrywide Asset-Backed Certificates,
Series 2004-5N, Class N1
5.50% due 10/25/2035	80,215	80,047
Merrill Lynch Mortgage Investors, Inc. Series
2005-WM1N, Class N1
5.00% due 09/25/2035	357,788	354,749
Metris Master Trust, Series 2001-2, Class B
5.65% due 11/20/2009 (b)	900,000	900,874
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035	1,309,740	1,362,735
Novastar Home Equity Loan, Series 2005-2, Class
M11
7.5806% due 10/25/2035 (b)	700,000	609,982
Novastar Home Equity Loan,
Series 2003-4, Class M2
6.2056% due 02/25/2034 (b)	250,000	253,869
Novastar Home Equity Loan,
Series 2004-1, Class M4
5.5556% due 06/25/2034 (b)	575,000	577,569

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Option One Mortgage Loan Trust, Series 2004-2,
Class M7
8.0806% due 05/25/2034 (b)	$550,000	$531,539
Residential Asset Securities Corp.,
Series 2002-KS2, Class MII2
5.6806% due 04/25/2032 (b)	172,442	172,526
Sail Net Interest Margin Notes, Series 2004-11A,
Class A2
4.75% due 01/27/2035	120,368	119,666
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034	57,144	56,927
Sail Net Interest Margin Notes, Series 2004-4A,
Class A
5.00% due 04/27/2034	24,858	24,847
Sail Net Interest Margin Notes, Series 2004-BN2A,
Class A
5.00% due 12/27/2034	264,061	263,344

TOTAL ASSET BACKED SECURITIES
(Cost $8,306,554)		$8,254,253

SHORT TERM INVESTMENTS - 36.64%
Atomium Funding Corp.
4.54% due 03/13/2006 ***	$13,600,000	$13,579,418
DaimlerChrysler North America Holding Corp.
4.65% due 03/13/2006 ***	6,800,000	6,789,460
Ebury Finance Ltd
4.54% due 03/13/2006 ***	13,600,000	13,579,419
Four Winds Funding Corp.
4.57% due 03/13/2006 ***	6,800,000	6,789,641
Giro Balanced Funding Corp.
4.54% due 03/13/2006 ***	13,600,000	13,579,419
Mica Funding LLC
4.54% due 03/13/2006 ***	4,636,000	4,628,984
Morrigan TRR Funding LLC
4.57% due 03/13/2006 ***	13,600,000	13,579,283
Ormond Quay Funding LLC
4.53% due 03/13/2006 ***	13,600,000	13,579,464
State Street Navigator Securities Lending
Prime Portfolio (c)	100,471,016	100,471,016

TOTAL SHORT TERM INVESTMENTS
(Cost $186,576,104)		$186,576,104

REPURCHASE AGREEMENTS - 28.10%
Greenwich Capital Repurchase
Agreement dated 02/28/2006 at
4.55% to be repurchased at
$63,080,972 on 03/01/2006,
collateralized by $50,000,000
Federal Home Loan Mortgage
Corp., 4.375% due 11/16/2007
(valued at $50,312,500, including
interest) and $11,745,000 Federal
National Mortgage Association,
6.21% due 08/06/2038 (valued at
$14,049,956 including interest) ***	$63,073,000	$63,073,000

The accompanying notes are an integral part of the financial statements. 294

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS (continued)
Repurchase Agreement with Bank of
America dated 02/28/2006 at
4.47% to be repurchased at
$80,009,933 on 03/01/2006,
collateralized by $81,705,000
Federal Home Loan Mortgage
Corp., 5.395% due 02/28/2011
(valued at $81,602,869, including
interest) (c)***	$80,000,000	$80,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $143,073,000)		$143,073,000

Total Investments (Strategic Bond Fund)
(Cost $786,693,645) - 155.04%		$789,481,109
Liabilities in Excess of Other Assets - (55.04)%		(280,254,021)

TOTAL NET ASSETS - 100.00%		$509,227,088

Strategic Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.16%
Banking - 4.12%
Bank of America Corp.	121,581 $	5,574,489
Broadcasting - 2.07%
CBS Corp., Class B	114,333	2,796,585
Building Materials & Construction - 3.12%
Masco Corp.	135,559	4,228,085
Computers & Business Equipment - 2.32%
Sun Microsystems, Inc. *	751,258	3,132,746
Containers & Glass - 2.73%
Owens-Illinois, Inc. *	197,399	3,699,257
Cosmetics & Toiletries - 1.33%
Estee Lauder Companies, Inc., Class A	47,981	1,795,449
Crude Petroleum & Natural Gas - 3.55%
Apache Corp.	24,360	1,630,171
Devon Energy Corp.	54,094	3,171,531

		4,801,702

Drugs & Health Care - 4.44%
Wyeth	120,640	6,007,872
Financial Services - 14.40%
JPMorgan Chase & Company	158,116	6,504,892
Mellon Financial Corp.	138,377	4,994,026
Merrill Lynch & Company, Inc.	36,062	2,784,347
PNC Financial Services Group, Inc.	74,034	5,208,292

		19,491,557

Industrial Machinery - 1.13%
Cooper Cameron Corp. *	37,742	1,528,551
Insurance - 5.02%
Allstate Corp.	60,135	3,294,195

Strategic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Conseco, Inc. *	140,691	$3,494,765

		6,788,960
International Oil - 2.20%
Noble Corp.	40,325	2,980,421
Internet Software - 4.67%
Symantec Corp. *	374,364	6,323,008
Leisure Time - 4.11%
International Game Technology, Inc.	25,212	901,833
Walt Disney Company	166,507	4,660,531

		5,562,364
Liquor - 0.51%
Molson Coors Brewing Company, Class B (a)	11,093	696,086
Manufacturing - 3.35%
Tyco International, Ltd.	175,673	4,530,607
Medical-Hospitals - 2.19%
Tenet Healthcare Corp. *	374,832	2,957,424
Newspapers - 1.47%
Knight-Ridder, Inc.	33,255	1,995,965
Office Furnishings & Supplies - 1.83%
OfficeMax, Inc.	84,375	2,474,719
Paper - 1.38%
Bowater, Inc.	71,685	1,865,244
Petroleum Services - 2.81%
GlobalSantaFe Corp.	68,682	3,800,862
Pharmaceuticals - 4.16%
Merck & Company, Inc.	161,377	5,625,602
Publishing - 0.14%
The New York Times Company, Class A (a)	6,660	187,945
Retail Trade - 6.29%
Family Dollar Stores, Inc.	106,523	2,739,772
Gap, Inc.	196,758	3,647,893
Wal-Mart Stores, Inc.	46,800	2,122,848

		8,510,513
Software - 4.18%
Compuware Corp. *	341,065	2,800,143
Oracle Corp. *	230,371	2,861,208

		5,661,351
Telecommunications Equipment &
Services - 3.91%
Nortel Networks Corp. * (a)	1,851,289	5,294,686
Telephone - 9.18%
Sprint Corp.	236,252	5,677,136
Verizon Communications, Inc.	200,250	6,748,425

		12,425,561
Toys, Amusements & Sporting Goods - 1.55%
Mattel, Inc.	124,216	2,093,040

TOTAL COMMON STOCKS (Cost $125,873,648)		$132,830,651

The accompanying notes are an integral part of the financial statements. 295

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Strategic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 7.30%
Jupiter Security Corp.
zero coupon due 03/01/2006	$3,540,000	$3,540,000
State Street Navigator Securities Lending
Prime Portfolio (c)	6,331,582	6,331,582

TOTAL SHORT TERM INVESTMENTS
(Cost $9,871,582)		$9,871,582

Total Investments (Strategic Value Fund)
(Cost $135,745,230) - 105.46%		$142,702,233
Liabilities in Excess of Other Assets - (5.46)%		(7,383,445)

TOTAL NET ASSETS - 100.00%		$135,318,788

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 2.12%
Treasury Inflation Protected
Securities (d) - 0.60%
2.00% due 01/15/2026 ***	$3,470,915	$3,491,251
2.375% due 01/15/2025 ***	1,983,980	2,108,754
3.625% due 04/15/2028 ***	486,776	635,965

		6,235,970
U.S. Treasury Bonds - 1.52%
4.50% due 02/15/2036	13,700,000	13,692,506
5.25% due 11/15/2028 to 02/15/2029 ***	2,100,000	2,271,122

		15,963,628

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $22,057,312)		$22,199,598

U.S. GOVERNMENT AGENCY OBLIGATIONS - 56.20%
Federal National Mortgage
Association - 56.20%
3.719% due 07/01/2034 ***	1,054,802	1,041,347
4.39% due 11/01/2034 (b)***	2,202,664	2,178,684
4.396% due 03/01/2035 (b)***	987,885	974,467
4.460% due 01/01/2035 ***	871,723	857,749
4.526% due 05/01/2035 (b)***	2,336,464	2,310,249
4.84% due 06/01/2035 ***	2,414,409	2,384,513
5.020% due 11/01/2035 (b)***	1,666,818	1,716,504
5.50% due 11/01/2035 (b)	361,802	358,573
5.50% due 06/01/2035 (b)***	1,127,095	1,117,037
5.50% due 12/01/2034 to 12/01/2035 ***	209,759,024	208,000,820
5.50% TBA **	371,000,000	367,508,125
		588,448,068

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $586,346,880)		$588,448,068

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 1.13%
Brazil - 1.13%
Federative Republic of Brazil
8.00% due 01/15/2018 ***	$10,600,000	$11,866,700

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $10,753,700)		$11,866,700

CORPORATE BONDS - 8.09%
Automobiles - 0.95%
DaimlerChrysler NA Holding Corp.
4.70% due 03/07/2007 (b)***	10,000,000	10,005,180
Banking - 2.09%
BNP Paribas
5.186% due 06/29/2049 (b)***	6,000,000	5,759,166
HSBC Bank USA
4.57% due 09/21/2007 (b)***	5,000,000	5,008,360
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)***	5,000,000	5,990,680
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)***	5,200,000	5,138,349

		21,896,555

Electrical Utilities - 0.29%
FirstEnergy Corp., Series A
5.50% due 11/15/2006 ***	3,000,000	3,005,568
Financial Services - 3.88%
American Express Credit Corp.
4.59% due 12/12/2007 (b)***	2,100,000	2,100,145
Atlantic & Western Re, Ltd., Series A
10.5194% due 01/09/2007 (b)	250,000	250,000
Bear Stearns Companies, Inc.
4.81% due 04/29/2008 (b)***	5,300,000	5,310,171
CIT Group, Inc.
4.5669% due 12/19/2007 (b)***	5,000,000	5,000,555
Citigroup, Inc.
4.5594% due 12/26/2008 (b)***	1,400,000	1,399,523
4.73% due 05/02/2008 (b)***	5,000,000	5,001,885
Goldman Sachs Group, Inc., Series MTN
4.81% due 11/10/2008 (b)***	3,000,000	3,000,570
Goldman Sachs Group, Inc., Series MTNB
4.5913% due 12/22/2008 (b)***	2,800,000	2,799,720
John Deere Capital Corp., Series MTND
4.5994% due 06/28/2006 (b)***	700,000	700,170
Lehman Brothers Holdings, Inc., Series MTN
4.71% due 12/23/2010 (b)***	10,000,000	10,008,900
Morgan Stanley, Series GMTN
4.825% due 02/09/2009 (b)***	5,100,000	5,098,184

		40,669,823

International Oil - 0.08%
Pemex Project Funding Master Trust
5.75% due 12/15/2015 ***	800,000	798,800
Software - 0.24%
Oracle Corp and Ozark Holding, Inc.
4.81% due 01/13/2009 (b)***	2,500,000	2,499,750

The accompanying notes are an integral part of the financial statements. 296

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone - 0.15%
BellSouth Corp.
4.258% due 04/26/2006 (b)***	$1,600,000	$1,598,307
Tobacco - 0.41%
Philip Morris Companies, Inc.
7.75% due 01/15/2027 ***	3,600,000	4,267,955

TOTAL CORPORATE BONDS (Cost $84,517,336)		$84,741,938

MUNICIPAL BONDS - 1.57%
Iowa - 0.12%
Tobacco Settlement Authority of Iowa, Series A
6.50% due 06/01/2023 ***	1,200,000	1,208,916
Nevada - 0.01%
Truckee Meadows Water Authority
5.00% due 07/01/2036 ***	67,000	77,233
Pennsylvania - 0.44%
Pennsylvania Higher Educational Facilties Authority
4.75% due 07/15/2035 ***	4,500,000	4,588,425
Texas - 0.53%
Eagle Mountain & Saginaw Independent School
District/TX
4.75% due 08/15/2033 ***	5,500,000	5,570,950
Virginia - 0.04%
Tobacco Settlement Financing Corp.
5.625% due 06/01/2037 ***	400,000	410,260
Washington - 0.14%
Grant County Public Utility District No 2 Priest Rapids
5.00% due 01/01/2030 ***	1,400,000	1,473,206
Wisconsin - 0.29%
Badger Tobacco Asset Securitization Corp.
6.125% due 06/01/2027 ***	2,900,000	3,075,624

TOTAL MUNICIPAL BONDS (Cost $16,209,245)		$16,404,614

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.59%
American Home Mortgage Investment Trust, Series
2004-4, Class 4A
4.39% due 02/25/2045 ***	503,298	490,962
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class 1A1
4.90% due 12/25/2035 (b)***	2,061,636	2,062,599
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A2A
4.70% due 12/25/2035 ***	684,840	678,978
Countrywide Alternative Loan Trust,
Series 2005-81, Class A1
4.8606% due 02/25/2037 (b)***	9,768,718	9,238,944
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 02/20/2036 ***	873,213	865,054
CS First Boston Mortgage Securities Corp., Series
2005-C6, Class A1
4.938% due 12/15/2040 ***	1,670,911	1,660,940

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series 2637,
Class F
4.97% due 06/15/2018 (b)***	$550,713	$551,188
Federal Home Loan Mortgage Corp., Series 2844,
Class PR
5.00% due 09/15/2017 ***	3,710,340	3,700,039
Federal Home Loan Mortgage Corp., Series 3036,
Class NA
5.00% due 07/15/2024 ***	4,600,000	4,571,694
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
4.678% due 02/25/2045 (b)***	580,952	586,277
Federal National Mortgage Association, Series
2005-33, Class QA
5.00% due 06/25/2027 ***	3,830,214	3,803,584
Federal National Mortgage Association,
Series 2003-W6, Class F
4.9306% due 09/25/2042 (b)***	3,385,736	3,405,290
Federal National Mortgage Association,
Series 2005-120, Class NF
4.6806% due 01/25/2021 (b)***	46,139,418	45,974,784
Federal National Mortgage Association,
Series 2006-5, Class 3A2
4.6893% due 05/25/2035 (b)***	500,000	492,031
GE Capital Commercial Mortgage Corp., Series
2002-3A, Class A1
4.229% due 12/10/2037 ***	7,445,520	7,262,237
Government National Mortgage Association, Series
2003-4, Class LA
4.00% due 07/16/2027 ***	881,908	871,062
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030 ***	2,095,006	2,086,945
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
5.01% due 12/15/2030 (b)***	9,169,020	9,171,457
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR8, Class A1A
4.8606% due 02/25/2036 (b)***	998,359	997,536
Structured Asset Securities Corp., Series
2005-AR1, Class A3
4.6806% due 09/25/2035 (b)***	8,386,526	8,386,211
Washington Mutual, Inc., Series 2001-7, Class A
4.674% due 05/25/2041 (b)***	1,241,560	1,245,998
Washington Mutual, Inc., Series 2005-AR19, Class
A1A1
4.8506% due 12/25/2045 (b)***	9,869,476	9,886,825
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)***	3,400,000	3,366,797

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $122,058,931)		$121,357,432

ASSET BACKED SECURITIES - 9.49%
American Express Credit Account Master Trust,
Series 2001-2, Class A
5.53% due 10/15/2008 (b)***	12,244,000	12,244,000

The accompanying notes are an integral part of the financial statements. 297

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Argent Securities, Inc., Series 2005-W4, Class A2A
4.7206% due 02/25/2036 (b)***	$5,658,067	$5,660,721
First NLC Trust, Series 2005-3, Class AV1
4.6906% due 12/25/2035 (b)***	1,391,740	1,391,769
Fremont Home Loan Trust, 2005-E, Class 2A1
4.6706% due 01/25/2036 (b)***	2,070,876	2,070,869
GE-WMC Mortgage Securities LLC,
Series 2005-2, Class A2A
4.6806% due 12/25/2035 (b)***	34,096,119	34,058,818
GSR Mortgage Loan Trust,
Series 2005-HEL1, Class A2A
4.6806% due 11/25/2030 (b)***	2,083,649	2,083,649
Home Equity Mortgage Trust, Series 2005-HF1,
Class A2A
4.6906% due 02/25/2036 (b)***	1,940,105	1,940,163
Indymac Residential Asset Backed Trust,
Series 2005-D, Class AII1
4.6806% due 03/25/2036 (b)***	2,016,295	2,016,610
Merrill Lynch Mortgage Investors, Inc., Series
2005-SL1, Class A
4.7806% due 06/25/2035 (b)***	8,781,278	8,782,879
Metris Master Trust, Series 2001-2, Class A
4.89% due 11/20/2009 (b)***	1,600,000	1,600,922
Morgan Stanley ABS Capital I, Series 2004-OP1,
Class A2A
4.83% due 11/25/2034 (b)***	1,428,646	1,428,657
Nissan Auto Lease Trust, Series 2004-A, Class A3
2.90% due 08/15/2007 ***	933,525	927,056
Option One Mortgage Loan Trust, Series 2005-4,
Class A2
4.6806% due 11/25/2035 (b)***	4,448,675	4,449,411
SLM Student Loan Trust, Series 2003-11, Class A2
4.5413% due 03/15/2013 (b)***	867,064	866,974
SLM Student Loan Trust, Series 2004-8, Class A2
4.6429% due 07/25/2013 (b)***	2,023,308	2,023,688
SLM Student Loan Trust, Series 2005-1, Class A1
4.6329% due 01/26/2015 (b)***	2,312,635	2,309,667
SLM Student Loan Trust, Series 2005-2, Class A2
4.6329% due 01/25/2013 (b)***	8,376,206	8,372,671
Soundview Home Equity Loan Trust,
Series 2005-B, Class A1
4.6906% due 05/25/2035 (b)***	560,889	560,845
Structured Asset Securities Corp.,
Series 2005-S7, Class A1
4.7106% due 12/25/2035 (b)***	3,918,069	3,917,922
Wachovia Auto Owner Trust,
Series 2005-B, Class A2
4.82% due 02/20/2009 ***	2,700,000	2,694,937

TOTAL ASSET BACKED SECURITIES
(Cost $99,475,005)		$99,402,228

OPTIONS - 0.02%
Call Options - 0.02%
Chicago Mercantile Exchange American Purchase
Call on Eurodollar
Expiration 03/13/2006 at $95.25 *	315,000	788

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS (continued)
Call Options (continued)
Over The Counter European Style Call
Expiration 08/07/2006 at $4.50 *		25,000,000	$5,250
Expiration 12/22/2006 at $4.80 *		29,000,000	200,970

			207,008
Put Options - 0.00%
Chicago Mercantile Exchange American Purchase
Put on Eurodollar
Expiration 12/18/2006 at $92.00 *		2,650,000	6,625
Expiration 09/18/2006 at $92.50 *		2,290,000	5,725
Expiration 12/18/2006 at $92.75 *		635,000	1,587
Expiration 06/19/2006 at $93.00 *		200,000	500
Expiration 06/19/2006 at $93.50 *		1,550,000	3,875
Expiration 06/19/2006 at $94.00 *		600,000	1,500
Expiration 12/18/2006 at $95.25 *		1,737,500	4,344

			24,156

TOTAL OPTIONS (Cost $294,789)			$231,164

SHORT TERM INVESTMENTS - 41.18%
Bank of Ireland
4.68% due 05/23/2006 ***		$28,500,000	$28,192,485
Barclays Bank PLC NY
4.485% due 01/29/2007 ***		10,200,000	10,198,474
Barclays U.S. Funding LLC
4.645% due 05/15/2006 ***		20,400,000	20,202,587
Cox Communications, Inc.
3.00% due 07/17/2006 ***		2,000,000	2,000,000
Danske Corp.
4.51% due 03/27/2006 ***		28,500,000	28,407,169
4.515% due 04/26/2006 ***		500,000	496,488
4.70% due 06/01/2006 ***		2,300,000	2,272,374
DNB NORBank ASA
4.255% due 03/08/2006 ***		2,800,000	2,797,683
Florida Power Corp.
4.63% due 04/28/2006 ***		4,500,000	4,466,433
Fortis Funding LLC
4.50% due 03/01/2006 ***		28,500,000	28,500,000
Government of France
zero coupon due 05/24/2006 to
07/20/2006 ***	EUR	6,370,000	7,534,845
Federal Republic of Germany
zero coupon due 05/17/2006 to
06/14/2006 ***		69,920,000	82,915,266
Government of France
zero coupon due 03/23/2006 ***		3,530,000	4,202,264
Ixis Corp.
4.60% due 05/04/2006 ***		$27,200,000	26,977,564
4.66% due 05/22/2006 ***		3,500,000	3,462,849
4.69% due 06/05/2006 ***		700,000	691,245
Spain Letras del Tesoro
zero coupon due 06/23/2006 ****	EUR	14,490,000	17,142,491
Rabobank USA Financial Corp.
4.55% due 03/01/2006 ***		$28,700,000	28,700,000
Sanpaola Imi US Financial Company
4.665% due 05/23/2006 ***		28,500,000	28,193,471

The accompanying notes are an integral part of the financial statements. 298

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Societe Generale North America, Inc.
4.495% due 03/03/2006 ***	$13,100,000	$13,096,729
Swedish Housing Finance Corp., Statens
Bostadsfinansieringsaktiebolag
4.34% due 03/06/2006 ***	26,200,000	26,184,207
Total SA
4.55% due 03/01/2006 ***	24,200,000	24,200,000
UBS Finance (Delaware) LLC
4.43% due 04/10/2006 ***	10,300,000	10,249,301
4.48% due 05/10/2006 ***	2,200,000	2,180,836
4.505% due 04/24/2006 ***	3,500,000	3,476,349
4.55% due 03/01/2006 ***	300,000	300,000
4.66% due 05/22/2006 ***	8,300,000	8,211,900
4.67% due 05/23/2006 ***	7,100,000	7,023,555
United States Treasury Bills
zero coupon due 06/01/2006	2,235,000	2,209,520
zero coupon due 03/02/2006 to
03/16/2006 *** ****	5,965,000	5,960,084
zero coupon due 03/16/2006 ****	710,000	708,865

TOTAL SHORT TERM INVESTMENTS
(Cost $432,680,058)		$431,155,034

REPURCHASE AGREEMENTS - 3.21%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$33,545,982 on 03/01/2006,
collateralized by $34,205,000, U.S.
Treasury Notes, 2.00 % due
05/15/2006 (valued at
$34,216,356, including interest) (c)***	$33,543,000	$33,543,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,543,000)		$33,543,000

Total Investments (Total Return Fund)
(Cost $1,407,936,256) - 134.60%		$ 1,409,349,776
Liabilities in Excess of Other Assets - (34.60)%		(362,269,142)

TOTAL NET ASSETS - 100.00%		$ 1,047,080,634

U.S. Global Leaders Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.09%
Biotechnology - 9.45%
Amgen, Inc. *	281,740	$21,268,553
Genzyme Corp. *	271,707	18,840,163

		40,108,716
Business Services - 5.04%
Automatic Data Processing, Inc.	462,848	21,378,949
Computers & Business Equipment - 4.93%
Dell, Inc. *	722,270	20,945,830
Cosmetics & Toiletries - 8.34%
Colgate-Palmolive Company	277,167	15,100,058

U.S. Global Leaders Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)
Procter & Gamble Company	338,360	$20,277,915

		35,377,973
Electrical Equipment - 3.92%
General Electric Company	505,799	16,625,613
Financial Services - 3.55%
State Street Corp. (c)	241,164	15,067,927
Food & Beverages - 10.11%
Starbucks Corp. *	374,712	13,609,540
The Coca-Cola Company	400,625	16,814,231
William Wrigley Jr. Company	196,416	12,480,273

		42,904,044
Healthcare Products - 9.30%
Johnson & Johnson	322,844	18,611,957
Medtronic, Inc.	386,882	20,872,284

		39,484,241
Insurance - 3.81%
American International Group, Inc.	243,914	16,186,133
Internet Retail - 3.89%
eBay, Inc. *	411,897	16,500,594
Leisure Time - 3.19%
Electronic Arts, Inc. *	260,796	13,553,568
Pharmaceuticals - 3.95%
Teva Pharmaceutical Industries, Ltd., SADR	399,173	16,761,274
Retail Grocery - 3.48%
Sysco Corp.	491,043	14,775,484
Retail Trade - 16.40%
Costco Wholesale Corp.	276,719	14,190,150
Home Depot, Inc.	404,143	17,034,628
Staples, Inc.	1,197,921	29,396,981
Wal-Mart Stores, Inc.	198,214	8,990,987

		69,612,746
Software - 5.50%
Microsoft Corp.	867,206	23,327,841
Trucking & Freight - 4.23%
United Parcel Service, Inc., Class B	240,280	17,951,319

TOTAL COMMON STOCKS (Cost $417,020,516)		$420,562,252

REPURCHASE AGREEMENTS - 3.04%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$12,927,149 on 03/01/2006,
collateralized by $13,390,000
Federal Home Loan Bank, 6.00%
due 11/15/2024 (valued at
$13,189,150 including interest) (c)	$12,926,000	$12,926,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,926,000)		$12,926,000

The accompanying notes are an integral part of the financial statements. 299

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Total Investments (U.S. Global Leaders Growth Fund)
(Cost $429,946,516) - 102.13%		$433,488,252
Liabilities in Excess of Other Assets - (2.13)%		(9,055,509)

TOTAL NET ASSETS - 100.00%		$424,432,743

U.S. Government Securities Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 16.25%
U.S. Treasury Bonds - 0.08%
6.625% due 02/15/2027 ****	$128,000	$160,940
U.S. Treasury Notes - 16.17%
3.375% due 10/15/2009	2,574,000	2,465,511
3.375% due 11/15/2008 ****	926,000	896,013
3.50% due 05/31/2007 ***	10,171,000	10,020,815
4.00% due 02/15/2014 to 02/15/2015	5,516,000	5,283,521
4.00% due 04/15/2010 ***	5,278,000	5,151,207
4.25% due 08/15/2015	2,445,000	2,381,775
4.50% due 11/15/2015	5,000,000	4,964,060

		31,162,902

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $31,522,739)		$31,323,842

U.S. GOVERNMENT AGENCY OBLIGATIONS - 77.25%
Federal Home Loan Bank - 1.13%
5.80% due 09/02/2008	2,145,000	2,182,870
Federal Home Loan Mortgage Corp. - 20.52%
5.00% due 08/01/2033	1,797,457	1,748,311
5.00% TBA **	21,000,000	20,343,750
5.50% TBA **	15,500,000	15,364,375
6.00% due 10/01/2010 to 12/01/2028	622,350	630,440
6.50% due 07/01/2006 to 12/01/2010	52,498	53,181
7.00% due 02/01/2011 to 06/01/2032	934,340	965,431
7.50% due 05/01/2007	7,569	7,680
8.25% due 07/01/2006	48	48
9.00% due 10/01/2017	16,452	17,053
9.50% due 08/01/2020	30,282	33,276
11.75% due 12/01/2013	1,903	2,111
12.00% due 07/01/2020	10,913	11,864

		39,546,608
Federal National Mortgage
Association - 55.10%
4.5955% due 02/17/2009 (b)	1,544,000	1,518,817
5.00% TBA **	40,000,000	38,850,000
5.50% due 04/01/2018 to 05/01/2018	2,327,500	2,339,353
5.50% TBA **	33,000,000	32,731,875
6.00% due 02/01/2017	1,453,412	1,482,147
6.00% TBA **	17,000,000	17,154,054
6.50% due 02/01/2026 to 07/01/2032	2,193,955	2,266,675
6.50% TBA **	5,000,000	5,118,750
6.527% due 05/25/2030 (b)	1,158,293	1,183,644
7.00% due 07/01/2022 to 01/01/2034	1,105,052	1,144,058
7.50% due 09/01/2029 to 02/01/2031	182,693	191,352
8.00% due 06/01/2017 to 03/01/2033	483,594	516,211
8.25% due 09/01/2008	1,694	1,729
8.50% due 02/01/2009	772	794
8.50% due 08/01/2019 ***	212,368	228,144

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
8.75% due 08/01/2009 to 10/01/2011	$37,803	$38,790
9.00% due 05/01/2021	8,588	9,313
11.50% due 09/15/2013 to 09/01/2019	40,983	44,753
11.75% due 12/01/2015	11,776	12,874
12.00% due 01/01/2013 to 04/20/2016	101,115	114,087
12.50% due 01/01/2013 to 09/20/2015	47,504	52,037
13.50% due 11/15/2014	27,574	30,657

		106,164,949
Government National Mortgage
Association - 0.50%
6.50% due 02/15/2034 to 09/15/2034	470,941	490,834
7.50% due 03/15/2026 to 12/15/2027	232,491	244,724
8.50% due 06/15/2025	204,465	222,259
11.00% due 09/15/2015	695	756

		958,573

U.S. GOVERNMENT AGENCY OBLIGATIONS - 77.25%
Federal Home Loan Mortgage Corp.
4.50% due 04/15/2032	240,246	217,062
5.50% due 01/15/2023	4,277,114	152,026
Federal National Mortgage Association,
Series 2003-W14, Class 2A
5.0219% due 01/25/2043 (b)	1,119,059	1,134,835

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $148,458,001)		$148,853,000

SHORT TERM INVESTMENTS - 57.56%
Federal Home Loan Bank Discount Notes
zero coupon due 03/08/2006	$25,000,000	$24,978,611
United States Treasury Bills
4.23% due 03/09/2006 ***	71,000,000	70,932,629
4.245% due 03/02/2006 ***	15,000,000	14,998,231

TOTAL SHORT TERM INVESTMENTS
(Cost $110,892,851)		$110,909,471

REPURCHASE AGREEMENTS - 15.66%
Greenwich Capital Repurchase
Agreement dated 02/28/2006 at
4.55% to be repurchased at
$30,191,815 on 03/01/2006,
collateralized by $30,770,000
Federal National Mortgage
Association, 4.75% due
12/15/2010 (valued at
$30,842,609, including interest) (c)***	$30,188,000	$30,188,000

TOTAL REPURCHASE AGREEMENTS
(Cost $30,188,000)		$30,188,000

Total Investments (U.S. Government Securities Fund)
(Cost $321,061,591) - 166.72%		$321,274,313
Liabilities in Excess of Other Assets - (66.72)%		(128,576,579)

TOTAL NET ASSETS - 100.00%		$192,697,734

The accompanying notes are an integral part of the financial statements. 300

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 94.19%
Advertising - 1.59%
R H Donnelley Finance Corp.
8.875% due 01/15/2016	$780,000	$813,150
Sheridan Group, Inc.
10.25% due 08/15/2011	1,180,000	1,222,775
Vertis, Inc.
9.75% due 04/01/2009	600,000	621,000

		2,656,925

Aerospace - 0.38%
Sequa Corp., Series B
8.875% due 04/01/2008	600,000	628,500
Aluminum - 0.07%
IMCO Recycling, Inc.
10.375% due 10/15/2010	100,000	110,000
Apparel & Textiles - 0.47%
Levi Strauss & Company
12.25% due 12/15/2012	600,000	685,500
Phillips-Van Heusen
7.25% due 02/15/2011	100,000	102,750

		788,250

Auto Parts - 1.12%
ArvinMeritor, Inc.
8.75% due 03/01/2012	130,000	127,400
Federal-Mogul Corp.
7.375% due 01/15/2006 ^	300,000	115,500
7.50% due 01/15/2009 ^	300,000	115,500
IAP Worldwide Services, Inc.
12.625% due 06/22/2013 (b)(f)	500,000	508,750
Lear Corp., Series B
5.75% due 08/01/2014	145,000	113,462
8.11% due 05/15/2009 (a)	130,000	114,725
Meritor Automotive, Inc.
6.80% due 02/15/2009	130,000	127,400
TRW Automotive, Inc.
9.375% due 02/15/2013	600,000	651,000

		1,873,737

Automobiles - 2.26%
Asbury Automotive Group, Inc.
9.00% due 06/15/2012	900,000	927,000
Ford Motor Company
7.45% due 07/16/2031 (a)	1,375,000	976,250
General Motors Corp.
8.375% due 07/15/2033 (a)	910,000	641,550
Hertz Corp., Class A
8.875% due 01/01/2014	415,000	433,675
10.50% due 01/01/2016 (a)	170,000	183,175
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013	600,000	601,500

		3,763,150

Banking - 1.22%
Bombardier Capital, Inc., MTN
6.125% due 06/29/2006	800,000	799,000
Capital One Financial Corp.
7.25% due 05/01/2006	300,000	301,121

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Chevy Chase Bank
6.875% due 12/01/2013	$900,000	$927,000

		2,027,121
Broadcasting - 2.99%
Charter Communications Operating LLC
8.00% due 04/30/2012	700,000	705,250
8.375% due 04/30/2014	2,600,000	2,619,500
CSC Holdings, Inc.
7.25% due 07/15/2008	600,000	607,500
Fisher Communications, Inc.
8.625% due 09/15/2014	1,000,000	1,051,250

		4,983,500
Building Materials & Construction - 1.17%
Ainsworth Lumber Company, Ltd.
7.25% due 10/01/2012	600,000	561,000
Masonite International
6.21% due 04/06/2013 (b)(f)	997,487	977,667
Panolam Industries International, Inc.
10.75% due 10/01/2013	435,000	417,600

		1,956,267
Business Services - 2.62%
Affinity Group, Inc.
9.00% due 02/15/2012	300,000	300,000
CCC Information Services Group
7.07% due 02/13/2013 (b)(f)	500,000	500,000
Cornell Companies, Inc.
10.75% due 07/01/2012	600,000	634,500
SunGard Data Systems, Inc.
3.75% due 01/15/2009	125,000	116,250
4.875% due 01/15/2014	600,000	534,000
9.125% due 08/15/2013	1,000,000	1,063,750
10.25% due 08/15/2015	675,000	707,906
Williams Scotsman International, Inc.
8.50% due 10/01/2015	500,000	515,000

		4,371,406
Cable and Television - 3.89%
CCO Holdings LLC
8.6163% due 12/15/2010 (b)	600,000	600,000
8.75% due 11/15/2013	600,000	585,000
CSC Holdings, Inc.
7.875% due 12/15/2007	1,200,000	1,230,000
DirecTV Holdings LLC
6.375% due 06/15/2015	2,400,000	2,391,000
EchoStar DBS Corp.
7.125% due 02/01/2016	1,250,000	1,237,500
Videotron Ltee
6.875% due 01/15/2014	425,000	434,562

		6,478,062
Cellular Communications - 4.72%
Centennial Communications Corp.
10.00% due 01/01/2013 (a)	370,000	384,800
Dobson Cellular Systems, Inc.
8.375% due 11/01/2011	600,000	636,000
9.43% due 11/01/2011 (b)	600,000	624,000

The accompanying notes are an integral part of the financial statements. 301

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
Dobson Cellular Systems, Inc. (continued)
9.875% due 11/01/2012 (a)	$600,000	$655,500
Dobson Communications Corp.
8.875% due 10/01/2013	2,100,000	2,115,750
Nextel Communications, Inc.
6.875% due 10/31/2013	600,000	628,140
7.375% due 08/01/2015	600,000	634,544
Rural Cellular Corp.
8.25% due 03/15/2012	1,100,000	1,155,000
9.875% due 02/01/2010	550,000	588,500
UbiquiTel Operating Company
9.875% due 03/01/2011	400,000	440,000

		7,862,234
Chemicals - 0.57%
Equistar Chemicals LP
10.125% due 09/01/2008	205,000	220,375
Lyondell Chemical Company, Series A
9.625% due 05/01/2007	395,000	408,825
Nova Chemicals Corp.
7.561% due 11/15/2013 (b)	310,000	316,200

		945,400
Coal - 0.94%
James River Coal Company
9.375% due 06/01/2012	625,000	651,563
Massey Energy Company
6.875% due 12/15/2013	920,000	917,700

		1,569,263
Commercial Services - 0.37%
Mac-Gray Corp.
7.625% due 08/15/2015	600,000	615,000
Containers & Glass - 1.88%
Crown Cork & Seal Company, Inc.
8.00% due 04/15/2023	800,000	780,000
Crown Holdings, Inc.
7.75% due 11/15/2015	475,000	495,188
Graham Packaging Company
8.50% due 10/15/2012	600,000	611,250
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	1,200,000	1,251,000

		3,137,438
Correctional Facilities - 0.56%
Corrections Corporation of America
6.25% due 03/15/2013	600,000	595,500
6.75% due 01/31/2014	335,000	340,863

		936,363
Crude Petroleum & Natural Gas - 2.42%
AmeriGas Partners LP
7.125% due 05/20/2016	770,000	773,850
Chesapeake Energy Corp.
6.625% due 01/15/2016	600,000	609,000
6.875% due 01/15/2016	600,000	615,000
6.875% due 11/15/2020	125,000	128,437
7.50% due 09/15/2013 (a)	600,000	638,250

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
Encore Acquisition Company
6.00% due 07/15/2015	$365,000	$346,750
Hanover Equipment Trust, Series A
8.50% due 09/01/2008	441,000	455,333
Tesoro Corp.
6.625% due 11/01/2015	470,000	473,525

		4,040,145
Domestic Oil - 0.68%
Eagle Rock Energy
2.00% due 12/01/2012 (b)(f)	375,000	376,875
Petroleum Geo-Services
7.00% due 12/15/2012 (b)(f)	750,000	759,375

		1,136,250
Electrical Utilities - 0.40%
Nevada Power Company
5.95% due 03/15/2016	250,000	251,174
Tenaska Alabama Partners LP
7.00% due 06/30/2021	397,314	410,114

		661,288
Electronics - 1.04%
Communications & Power Industries, Inc.
8.00% due 02/01/2012	1,100,000	1,130,250
L-3 Communications Corp., Series B
6.375% due 10/15/2015	600,000	598,500

		1,728,750
Energy - 1.39%
NRG Energy, Inc.
6.57% due 01/31/2013 (b)(f)	1,500,000	1,512,195
7.25% due 02/01/2014	225,000	230,625
7.375% due 02/01/2016	550,000	566,500

		2,309,320
Financial Services - 13.12%
Alamosa Delaware, Inc.
8.50% due 01/31/2012	2,330,000	2,516,400
Ameritrade Holding Corp.
6.04% due 12/31/2012 (b)(f)	2,000,000	2,012,180
Ashton Woods USA
9.50% due 10/01/2015	500,000	470,000
Chukchansi Economic Development Authority
4.469% due 11/15/2012	125,000	128,125
8.00% due 11/15/2013	120,000	123,600
Consolidated Communications Holdings
9.75% due 04/01/2012	96,000	102,600
Dow Jones CDX HY, Series 5-T1
8.75% due 12/29/2010	6,471,630	6,617,242
Dow Jones CDX NA HY, Series 5-T2
7.25% due 12/29/2010	500,000	494,062
Ford Motor Credit Company
7.00% due 10/01/2013 (a)	1,775,000	1,559,921
7.25% due 10/25/2011	430,000	384,564
General Motors Acceptance Corp.
6.75% due 12/01/2014 (a)	800,000	706,750
6.875% due 08/28/2012	200,000	178,199

The accompanying notes are an integral part of the financial statements. 302

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
General Motors Acceptance Corp. (continued)
8.00% due 11/01/2031 (a)	$2,410,000	$2,200,904
H&E Equipment Finance Corp.
11.125% due 06/15/2012	425,000	473,344
Linsco Private Ledger Holding
7.736% due 06/27/2013 (b)(f)	1,750,000	1,747,813
Markwest Energy Partners LP
6.875% due 11/01/2014	300,000	282,000
Penhall International, Corp.
11.20% due 11/01/2010 (b)(f)	500,000	505,000
Stripes Acquisition LLC
10.625% due 12/15/2013	160,000	167,200
Thornburg Mortgage, Inc.
8.00% due 05/15/2013	700,000	691,250
Wolf Hollow, 1st Lien LP
6.635% due 06/19/2012 (b)(f)	500,000	504,375

		21,865,529
Food & Beverages - 1.74%
American Seafoods Group LLC
10.125% due 04/15/2010	275,000	290,812
B&G Foods Holding Corp.
8.00% due 10/01/2011 (a)	600,000	615,000
Del Monte Corp.
8.625% due 12/15/2012 (a)	600,000	639,000
Doane Pet Care Company
10.75% due 03/01/2010	200,000	215,250
Dole Food, Inc.
7.25% due 06/15/2010	600,000	577,500
Mrs. Fields Famous Brands LLC
11.50% due 03/15/2011	300,000	248,250
Pierre Foods, Inc.
9.875% due 07/15/2012 (a)	300,000	311,250

		2,897,062
Funeral Services - 0.64%
Service Corp. International
6.50% due 03/15/2008	600,000	606,000
7.00% due 06/15/2017	425,000	434,031
7.70% due 04/15/2009 (a)	25,000	26,250

		1,066,281
Gas & Pipeline Utilities - 4.70%
Colorado Interstate Gas Company
6.80% due 11/15/2015	375,000	392,647
El Paso Corp.
6.75% due 05/15/2009	300,000	302,100
7.42% due 02/15/2037	250,000	252,187
7.625% due 08/16/2007	200,000	204,250
7.75% due 01/15/2032 (a)	1,075,000	1,142,188
7.875% due 06/15/2012	1,900,000	2,014,000
Pacific Energy Partners LP
6.25% due 09/15/2015 (a)	300,000	298,500
Targa Resources, Inc.
6.34% due 08/31/2012 (b)(f)	478,639	483,426
Transmontaigne, Inc.
9.125% due 06/01/2010	600,000	616,500

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Williams Companies, Inc.
6.375% due 10/01/2010	$500,000	$501,250
6.5363% due 10/01/2010 (b)	400,000	408,000
8.75% due 03/15/2032	1,000,000	1,210,000

		7,825,048

Healthcare Services - 2.05%
Healthsouth Corp.
7.375% due 10/01/2006	1,400,000	1,414,000
Matria Healthcare, Inc., Tranche B
8.75% due 01/19/2007 (b)(f)	320,513	323,718
Matria Healthcare, Inc., Tranche C
8.75% due 01/19/2012 (b)(f)	679,487	679,487
QTC Management
7.09% due 11/10/2012 (b)(f)	1,000,000	1,005,000

		3,422,205

Holdings Companies/Conglomerates - 0.60%
Central Garden & Pet Company
6.175% due 05/14/2009 (b)(f)	1,000,000	1,000,000
Homebuilders - 0.28%
Quality Home Brands
11.53% due 11/04/2012 (b)(f)	470,000	471,763
Hotels & Restaurants - 3.85%
Buffets, Inc.
11.25% due 07/15/2010	1,225,000	1,274,000
CCM Merger, Inc.
8.00% due 08/01/2013	100,000	99,500
Denny's Corp.
10.00% due 10/01/2012	1,500,000	1,567,500
Friendly Ice Cream Corp.
8.375% due 06/15/2012 (a)	280,000	261,800
Hilton Hotels Corp.
6.045% due 02/22/2011 (b)(f)	410,000	410,000
HMH Properties, Inc., Series B
7.875% due 08/01/2008	1,100,000	1,106,875
MGM MIrage, Inc.
6.50% due 07/31/2009	100,000	101,000
O'Charleys, Inc.
9.00% due 11/01/2013	1,350,000	1,387,125
Real Mex Restaurants, Inc.
10.00% due 04/01/2010	200,000	216,500

		6,424,300

Household Appliances - 0.46%
ALH Finance LLC
8.50% due 01/15/2013 (a)	600,000	579,000
Fedders North America, Inc.
9.875% due 03/01/2014	300,000	186,000

		765,000

Housing & Urban Development - 0.19%
Beazer Homes USA, Inc.
8.375% due 04/15/2012	300,000	312,000
Industrial Machinery - 0.69%
Columbus McKinnon Corp.
8.875% due 11/01/2013	200,000	210,500

The accompanying notes are an integral part of the financial statements. 303

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial Machinery (continued)
Columbus McKinnon Corp. (continued)
10.00% due 08/01/2010	$195,000	$214,744
JLG Industries, Inc.
8.25% due 05/01/2008	700,000	731,500

		1,156,744
Internet Content - 0.23%
Global eXchange Services, Inc.
9.08% due 07/29/2011 (b)(f)	380,000	374,300
Leisure Time - 7.07%
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012 (a)	1,050,000	1,094,625
Aztar Corp.
7.875% due 06/15/2014 (a)	400,000	416,000
Bombardier Recreational Products, Inc.
8.375% due 12/15/2013	1,100,000	1,155,000
Hard Rock Hotel, Inc.
8.875% due 06/01/2013	200,000	217,250
Majestic Star Casino LLC
9.50% due 10/15/2010 (a)	595,000	636,650
MGM Mirage, Inc.
6.00% due 10/01/2009 (a)	700,000	696,500
6.625% due 07/15/2015 (a)	550,000	552,062
8.50% due 09/15/2010 (a)	600,000	650,250
Mohegan Tribal Gaming Authority
6.125% due 02/15/2013 (a)	500,000	495,625
Penn National Gaming, Inc.
6.875% due 12/01/2011	600,000	612,000
River Rock Entertainment Authority
9.75% due 11/01/2011	600,000	649,500
San Pasqual Casino Development Group
8.00% due 09/15/2013	500,000	510,000
Speedway Motorsports, Inc.
6.75% due 06/01/2013	900,000	913,500
Station Casinos, Inc.
6.00% due 04/01/2012	800,000	800,000
6.625% due 03/15/2018	800,000	798,000
6.875% due 03/01/2016 (a)	300,000	305,250
Wynn Las Vegas LLC
6.625% due 12/01/2014 (a)	1,300,000	1,280,500

		11,782,712
Medical-Hospitals - 2.09%
HCA, Inc.
5.50% due 12/01/2009	300,000	295,192
6.75% due 07/15/2013	300,000	305,585
7.875% due 02/01/2011	1,900,000	2,030,258
Skilled Healthcare Group, Inc.
11.00% due 01/15/2014	825,000	860,063

		3,491,098
Metal & Metal Products - 0.28%
USEC, Inc.
6.75% due 01/20/2009	490,000	474,075
Office Furnishings & Supplies - 0.30%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	500,000	505,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Paper - 1.68%
Abitibi-Consolidated, Inc.
6.95% due 04/01/2008	$1,293,000 $	1,271,989
Buckeye Technologies, Inc.
8.00% due 10/15/2010	300,000	293,250
Domtar, Inc.
7.125% due 08/15/2015 (a)	600,000	502,500
Neenah Paper, Inc.
7.375% due 11/15/2014	800,000	728,000

		2,795,739
Petroleum Services - 0.11%
Chaparral Energy, Inc.
8.50% due 12/01/2015	170,000	179,775
Pharmaceuticals - 0.62%
AmerisourceBergen Corp.
5.875% due 09/15/2015	405,000	407,572
Mylan Laboratories, Inc.
5.75% due 08/15/2010	200,000	199,500
Omnicare, Inc.
6.875% due 12/15/2015 (a)	420,000	428,400

		1,035,472
Publishing - 2.16%
American Media Operations, Inc.
8.875% due 01/15/2011	330,000	280,500
Dex Media East LLC
12.125% due 11/15/2012	300,000	346,125
Houghton Mifflin Company
8.25% due 02/01/2011	800,000	836,000
9.875% due 02/01/2013 (a)	600,000	654,000
Medianews Group, Inc.
6.875% due 10/01/2013	400,000	373,000
Primedia, Inc.
8.00% due 05/15/2013	600,000	537,000
8.875% due 05/15/2011	600,000	577,500

		3,604,125
Railroads & Equipment - 0.63%
Greenbrier Companies, Inc.
8.375% due 05/15/2015	200,000	210,000
8.375% due 05/15/2015	800,000	840,000

		1,050,000
Real Estate - 3.32%
BF Saul, REIT
7.50% due 03/01/2014	1,800,000	1,845,000
Capital Automotive REIT
6.12% due 12/16/2010 (b)(f)	720,000	723,002
Felcor Suites LP, REIT
7.625% due 10/01/2007	1,420,000	1,455,500
Host Marriott LP, Series M, REIT
7.00% due 08/15/2012	1,100,000	1,122,000
Kimball Hill Homes, Inc.
10.50% due 12/15/2012	410,000	393,600

		5,539,102

The accompanying notes are an integral part of the financial statements. 304

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail - 2.60%
Ferrellgas Escrow LLC
6.75% due 05/01/2014	$500,000	$487,500
NationsRent, Inc.
9.50% due 10/15/2010	700,000	767,375
9.50% due 05/01/2015 (a)	285,000	307,800
PEP Boys - Manny, Moe & Jack
7.50% due 12/15/2014 (a)	800,000	726,000
Sunstate Equipment Company LLC
10.50% due 04/01/2013	300,000	312,000
Toys R Us, Inc.
7.307% due 12/01/2008	1,750,000	1,737,610

		4,338,285
Retail Grocery - 0.37%
Couche-Tard US LP
7.50% due 12/15/2013	300,000	312,750
Stater Brothers Holdings, Inc.
8.125% due 06/15/2012 (a)	300,000	303,000

		615,750
Retail Trade - 1.25%
Neff Corp.
11.25% due 06/15/2012	585,000	634,725
Payless Shoesource, Inc.
8.25% due 08/01/2013	1,100,000	1,157,750
Suburban Propane Partners LP
6.875% due 12/15/2013	300,000	289,500

		2,081,975
Sanitary Services - 1.27%
Allied Waste North America, Inc.
6.50% due 11/15/2010	800,000	796,000
7.25% due 03/15/2015	200,000	203,000
7.875% due 04/15/2013	800,000	832,000
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	300,000	287,250

		2,118,250
Semiconductors - 0.80%
Avago Technologies Financial Services
10.125% due 12/01/2013	675,000	717,187
11.875% due 12/01/2015	585,000	618,638

		1,335,825
Telecommunications Equipment &
Services - 2.53%
Citizens Communications Company
7.625% due 08/15/2008	1,100,000	1,145,375
Hawaiian Telcom Communications, Inc.
12.50% due 05/01/2015 (a)	590,000	559,025
Intelsat Ltd.
5.25% due 11/01/2008	1,700,000	1,606,500
Panamsat Corp.
9.00% due 08/15/2014	700,000	738,500
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	150,000	161,813

		4,211,213

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone - 4.60%
Cincinnati Bell, Inc.
7.00% due 02/15/2015 (a)	$530,000	$529,337
7.25% due 07/15/2013	600,000	620,250
GTE Hawaiian Telephone Company, Series B
7.375% due 09/01/2006	600,000	600,000
Qwest Corp.
7.625% due 06/15/2015	300,000	321,750
7.875% due 09/01/2011	600,000	642,000
8.875% due 03/15/2012	2,700,000	3,024,000
Valor Telecommunications Enterprise
7.75% due 02/15/2015	1,850,000	1,926,313

		7,663,650

Tobacco - 0.42%
RJ Reynolds Tobacco Holdings, Inc.
6.50% due 07/15/2010	700,000	703,500
Transportation - 0.79%
Bombardier, Inc.
6.75% due 05/01/2012 (a)	1,400,000	1,323,000

TOTAL CORPORATE BONDS (Cost $154,838,408)		$157,007,147

SHORT TERM INVESTMENTS - 13.01%
State Street Navigator Securities
Lending Prime Portfolio (c)	$21,693,548	$21,693,548

TOTAL SHORT TERM INVESTMENTS
(Cost $21,693,548)		$21,693,548

REPURCHASE AGREEMENTS - 6.62%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$11,028,980 on 03/01/2006,
collateralized by $11,940,000
Federal National Mortgage
Association, 5.55% due
07/10/2028 (valued at
$11,262,531 including interest) (c)	$11,028,000	$11,028,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,028,000)		$11,028,000

Total Investments (U.S. High Yield Bond Fund)
(Cost $187,559,956) - 113.82%		$189,728,695
Liabilities in Excess of Other Assets - (13.82)%		(23,040,998)

TOTAL NET ASSETS - 100.00%		$166,687,697

U.S. Multi Sector Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.65%
Advertising - 0.14%
Omnicom Group, Inc.	19,100	$1,524,562
Aerospace - 1.20%
Boeing Company	19,400	1,410,186

The accompanying notes are an integral part of the financial statements. 305

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace (continued)
General Dynamics Corp.	18,100	$2,231,187
Goodrich Corp.	30,700	1,284,488
Lockheed Martin Corp.	50,500	3,679,935
Rockwell Collins, Inc.	21,400	1,137,410
Teledyne Technologies, Inc. *	7,200	238,536
United Technologies Corp.	51,400	3,006,900

		12,988,642
Agriculture - 0.21%
Archer-Daniels-Midland Company	71,500	2,267,980
The Andersons, Inc.	900	50,625

		2,318,605
Air Freight - 0.02%
ExpressJet Holdings, Inc. *	30,800	231,616
Air Travel - 0.08%
Alaska Air Group, Inc. *	8,700	278,835
SkyWest, Inc.	20,900	605,473

		884,308
Apparel & Textiles - 0.77%
Brown Shoe, Inc.	2,800	133,560
Coach, Inc. *	5,700	203,604
Columbia Sportswear Company *	2,000	100,720
Jones Apparel Group, Inc.	49,500	1,431,540
K-Swiss, Inc., Class A	14,800	431,864
Liz Claiborne, Inc.	33,600	1,210,608
Mohawk Industries, Inc. *	32,300	2,794,273
Oakley, Inc.	28,900	439,858
Oxford Industries, Inc.	2,300	105,294
Quiksilver, Inc. *	11,300	163,850
Stride Rite Corp.	7,700	107,030
Timberland Company, Class A *	18,600	651,930
VF Corp.	10,700	586,360
Weyco Group, Inc.	2,000	38,580

		8,399,071
Auto Parts - 0.82%
American Axle & Manufacturing Holdings, Inc.	10,300	167,066
AutoZone, Inc. *	32,900	3,180,772
CSK Auto Corp. *	13,900	221,149
Genuine Parts Company	67,400	3,000,648
Johnson Controls, Inc.	7,600	541,652
Keystone Automotive Industries, Inc. *	2,400	106,080
Lear Corp.	12,400	258,664
O'Reilly Automotive, Inc. *	35,600	1,164,832
TRW Automotive Holdings Corp. *	9,900	253,440

		8,894,303
Auto Services - 0.34%
AutoNation, Inc. *	164,800	3,445,968
Dollar Thrifty Automotive Group, Inc. *	3,800	153,444
Lithia Motors, Inc., Class A	3,700	118,548

		3,717,960

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.68%
Ford Motor Company	423,100	$3,372,107
General Motors Corp.	59,900	1,216,569
PACCAR, Inc.	36,800	2,571,216
United Auto Group, Inc.	5,200	224,848

		7,384,740
Banking - 0.38%
Anchor BanCorp Wisconsin, Inc.	2,800	85,260
BancFirst Corp.	100	8,460
BB&T Corp.	12,700	502,031
Comerica, Inc.	9,000	515,880
First Indiana Corp.	5,000	137,950
Macatawa Bank Corp.	900	32,895
National City Corp.	50,200	1,746,960
Northern Trust Corp.	15,400	811,888
Park National Corp.	100	10,490
Republic Bancorp, Inc., Class A	400	8,000
Wilmington Trust Corp.	6,200	265,422

		4,125,236
Biotechnology - 0.94%
Applera Corp.	19,900	562,573
Genentech, Inc. *	111,000	9,511,590
Millipore Corp. *	1,500	103,995

		10,178,158
Broadcasting - 0.01%
Sinclair Broadcast Group, Inc., Class A	7,900	56,801
Building Materials & Construction - 0.51%
American Standard Companies, Inc.	72,500	2,869,550
Eagle Materials, Inc.	9,600	519,648
Lennox International, Inc.	17,900	575,485
LSI Industries, Inc.	11,100	172,494
Masco Corp.	44,000	1,372,360

		5,509,537
Business Services - 1.87%
Administaff, Inc.	7,000	332,150
Affiliated Computer Services, Inc., Class A *	49,500	3,114,540
Cadence Design Systems, Inc. *	5,900	104,725
Catalina Marketing Corp.	6,100	135,298
CDI Corp.	2,500	61,225
Compucredit Corp. *	21,700	820,260
CSG Systems International, Inc. *	7,600	167,048
Deluxe Corp.	11,800	292,286
DST Systems, Inc. *	3,400	191,182
Equifax, Inc.	32,900	1,205,456
FactSet Research Systems, Inc.	14,100	552,015
Fair Isaac Corp.	17,000	724,540
First Data Corp.	54,100	2,441,533
Forrester Research, Inc. *	3,200	72,352
H & R Block, Inc.	16,100	359,030
Hudson Highland Group, Inc. *	10,500	174,195
Jacobs Engineering Group, Inc. *	12,300	1,054,602

The accompanying notes are an integral part of the financial statements. 306

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Lightbridge, Inc. *	10,600	$103,986
MAXIMUS, Inc.	5,800	211,758
Moody's Corp.	29,600	1,983,200
NCR Corp. *	9,300	372,837
Paychex, Inc.	8,100	324,405
Pitney Bowes, Inc.	91,600	3,914,984
Pre-Paid Legal Services, Inc.	10,800	389,988
Robert Half International, Inc.	5,400	193,968
SOURCECORP, Inc. *	3,300	84,480
Syntel, Inc.	600	10,200
Tech Data Corp. *	21,700	901,201

		20,293,444
Cable and Television - 0.01%
Time Warner Telecom, Inc., Class A *	9,800	123,774
Cellular Communications - 0.49%
Brightpoint, Inc. *	33,600	950,544
Motorola, Inc.	205,100	4,389,140

		5,339,684
Chemicals - 0.12%
Air Products & Chemicals, Inc.	19,700	1,263,952
Colleges & Universities - 0.08%
Apollo Group, Inc., Class A *	1,200	59,256
ITT Educational Services, Inc. *	13,400	830,800

		890,056
Commercial Services - 0.01%
Cenveo, Inc. *	6,700	94,403
Vertrue, Inc. *	1,000	44,060

		138,463
Computers & Business Equipment - 4.44%
Apple Computer, Inc. *	4,800	328,992
CDW Corp.	8,300	471,938
Dell, Inc. *	669,500	19,415,500
Diebold, Inc.	32,200	1,288,000
Hewlett-Packard Company	708,500	23,245,885
Ingram Micro, Inc., Class A *	52,800	1,044,384
Lexmark International, Inc. *	22,600	1,064,234
MTS Systems Corp.	2,500	98,800
Rimage Corp. *	2,500	54,450
Sybase, Inc. *	23,200	494,856
Sykes Enterprises, Inc. *	14,900	198,468
Western Digital Corp. *	21,700	482,825

		48,188,332
Construction & Mining Equipment - 0.02%
Kaman Corp., Class A	8,100	183,951
Construction Materials - 0.54%
EMCOR Group, Inc. *	9,400	409,746
Florida Rock Industries, Inc.	18,100	1,042,741
Granite Construction, Inc.	6,100	282,735
Lafarge Corp.	400	33,148
Martin Marietta Materials, Inc.	20,600	2,008,500

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Simpson Manufacturing, Inc.	9,100	$355,719
Universal Forest Products, Inc.	7,500	463,725
USG Corp. *	12,500	1,056,000
Vulcan Materials Company	2,800	221,200

		5,873,514
Containers & Glass - 0.07%
Greif, Inc., Class A	5,200	301,132
Owens-Illinois, Inc. *	24,400	457,256

		758,388
Cosmetics & Toiletries - 0.29%
Colgate-Palmolive Company	49,400	2,691,312
Nature's Sunshine Products, Inc.	7,600	128,972
Playtex Products, Inc. *	29,400	308,700

		3,128,984
Crude Petroleum & Natural Gas - 1.99%
Amerada Hess Corp.	7,400	1,023,494
Apache Corp.	14,600	977,032
Burlington Resources, Inc.	55,000	4,959,900
Devon Energy Corp.	70,200	4,115,826
Helmerich & Payne, Inc.	3,100	203,887
Marathon Oil Corp.	46,000	3,247,600
Occidental Petroleum Corp.	37,500	3,432,750
Pogo Producing Company	9,400	468,684
Sunoco, Inc.	42,400	3,141,840

		21,571,013
Domestic Oil - 0.06%
Houston Exploration Company *	2,000	115,680
McMoran Exploration Company *	4,800	84,912
St. Mary Land & Exploration Company	11,900	456,841

		657,433
Drugs & Health Care - 1.03%
Meridian Bioscience, Inc.	12,300	274,167
Vital Signs, Inc.	300	15,318
Wyeth	217,800	10,846,440

		11,135,925
Electrical Equipment - 0.31%
American Power Conversion Corp.	53,200	1,086,876
Cohu, Inc.	4,000	84,480
Emerson Electric Company	11,900	973,539
Genlyte Group, Inc. *	11,500	711,620
Watsco, Inc.	7,700	536,074

		3,392,589
Electrical Utilities - 0.98%
Allete, Inc.	3,600	168,012
Black Hills Corp.	7,300	252,361
CenterPoint Energy, Inc.	45,200	586,244
CMS Energy Corp. *	7,000	98,560
Constellation Energy Group, Inc.	8,800	516,912
Edison International	30,100	1,335,236
Exelon Corp.	58,700	3,352,357
The accompanying notes are an integral part of the financial statements. 307

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
FirstEnergy Corp.	29,500	$1,506,860
The AES Corp. *	120,100	2,077,730
TXU Corp.	14,000	733,460

		10,627,732
Electronics - 0.48%
Agilent Technologies, Inc. *	24,100	867,600
Amphenol Corp., Class A	13,300	668,059
Arrow Electronics, Inc. *	9,100	316,589
Avnet, Inc. *	46,600	1,171,058
Bell Microproducts, Inc. *	5,200	31,252
Imation Corp.	7,300	320,105
Jabil Circuit, Inc. *	11,000	416,350
Synopsys, Inc. *	44,000	962,280
Teleflex, Inc.	7,600	491,340

		5,244,633
Financial Services - 5.28%
A.G. Edwards, Inc.	19,000	849,300
Asset Acceptance Capital Corp. *	2,200	43,978
Charles Schwab Corp.	206,200	3,342,502
Citigroup, Inc.	54,300	2,517,891
Countrywide Financial Corp.	2,600	89,648
E*TRADE Financial Corp. *	19,400	496,252
Federal Home Loan Mortgage Corp.	42,700	2,877,553
Federal National Mortgage Association	410,500	22,446,140
Federated Investors, Inc., Class B	3,800	147,782
Fiserv, Inc. *	39,600	1,643,400
Franklin Resources, Inc.	29,900	3,070,132
Investment Technology Group, Inc. *	7,400	336,552
ITLA Capital Corp. *	1,300	60,164
Legg Mason, Inc.	15,600	2,037,204
Lehman Brothers Holdings, Inc.	18,100	2,641,695
Nelnet, Inc., Class A *	2,500	103,625
PNC Financial Services Group, Inc.	20,600	1,449,210
State Street Corp. (c)	30,000	1,874,400
Student Loan Corp.	2,900	636,521
Taylor Capital Group, Inc.	800	30,200
TD Ameritrade Holding Corp. *	53,300	1,159,808
United Panam Financial Corp. *	2,600	69,940
Washington Mutual, Inc.	213,100	9,099,370
Westcorp, Inc.	4,700	337,695

		57,360,962
Food & Beverages - 2.55%
Chiquita Brands International, Inc.	18,000	309,960
Dean Foods Company *	29,800	1,116,606
Flowers Foods, Inc.	11,400	313,500
General Mills, Inc.	2,400	118,200
Hormel Foods Corp.	2,600	89,518
Kraft Foods, Inc., Class A	72,000	2,166,480
National Beverage Corp. *	400	3,456
Pepsi Bottling Group, Inc.	15,200	446,272
PepsiCo, Inc.	48,300	2,855,013

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Performance Food Group Company *	12,500	$367,125
Sanderson Farms, Inc.	11,800	275,176
Sara Lee Corp.	113,400	2,003,778
Sensient Technologies Corp.	6,700	120,064
Starbucks Corp. *	140,900	5,117,488
The Coca-Cola Company	265,000	11,122,050
Tyson Foods, Inc., Class A	85,400	1,155,462
USANA Health Sciences, Inc. *	3,600	155,340

		27,735,488
Furniture & Fixtures - 0.02%
Furniture Brands International, Inc.	4,700	116,184
La-Z-Boy, Inc.	6,900	110,055

		226,239
Gas & Pipeline Utilities - 0.18%
Kinder Morgan, Inc.	9,100	844,298
Questar Corp.	15,700	1,150,025

		1,994,323
Healthcare Products - 4.28%
Baxter International, Inc.	2,800	105,980
C.R. Bard, Inc.	5,000	327,450
Computer Programs & Systems, Inc.	7,400	340,104
Johnson & Johnson	770,200	44,402,030
Medtronic, Inc.	12,500	674,375
Owens & Minor, Inc.	13,400	427,326
Patterson Companies, Inc. *	2,300	82,892
St. Jude Medical, Inc. *	2,100	95,760

		46,455,917
Healthcare Services - 8.20%
AMERIGROUP Corp. *	16,600	355,074
AMN Healthcare Services, Inc. *	3,400	70,516
Cardinal Health, Inc.	146,100	10,606,860
Express Scripts, Inc. *	89,300	7,793,211
HCA, Inc.	17,100	819,090
Health Net, Inc. *	43,100	2,066,645
Humana, Inc. *	49,900	2,578,333
Kindred Healthcare, Inc. *	4,200	90,804
Lincare Holdings, Inc. *	62,500	2,556,250
McKesson Corp.	265,100	14,349,863
Medco Health Solutions, Inc. *	1,800	100,296
National Healthcare Corp.	700	28,385
Omnicare, Inc.	2,100	127,785
Quest Diagnostics, Inc.	15,000	793,050
UnitedHealth Group, Inc.	740,700	43,130,961
Weight Watchers International, Inc. *	33,600	1,762,992
Wellpoint, Inc. *	23,626	1,814,241

		89,044,356
Holdings Companies/Conglomerates - 0.23%
Loews Corp.	27,500	2,537,150
Homebuilders - 2.03%
Centex Corp.	40,400	2,731,444

The accompanying notes are an integral part of the financial statements. 308

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Homebuilders (continued)
D.R. Horton, Inc.	13,800	$470,718
Hovnanian Enterprises, Inc., Class A *	1,900	87,609
KB Home	69,900	4,685,397
Lennar Corp., Class A	31,500	1,885,590
M.D.C. Holdings, Inc.	28,000	1,716,120
NVR, Inc. *	3,600	2,710,800
Pulte Homes, Inc.	95,900	3,683,519
Ryland Group, Inc.	42,400	2,957,400
Schottenstein Homes, Inc.	10,700	450,684
Standard Pacific Corp.	12,000	394,200
William Lyon Homes, Inc. *	3,000	255,300

		22,028,781
Hotels & Restaurants - 1.99%
Ameristar Casinos, Inc.	1,100	24,299
Applebee's International, Inc.	53,600	1,240,304
Brinker International, Inc.	32,700	1,361,955
CBRL Group, Inc.	27,800	1,235,154
Darden Restaurants, Inc.	93,000	3,900,420
Jack In the Box, Inc. *	16,000	640,000
Marriott International, Inc., Class A	36,700	2,510,280
McDonald's Corp.	95,100	3,319,941
Papa Johns International, Inc. *	35,500	1,167,950
Ryan's Restaurant Group, Inc. *	14,600	192,866
Sonic Corp. *	19,800	625,878
Wendy's International, Inc.	51,400	2,976,060
Yum! Brands, Inc.	49,700	2,370,690

		21,565,797
Household Appliances - 0.55%
Black & Decker Corp.	10,000	855,800
Whirlpool Corp.	56,900	5,109,051

		5,964,851
Household Products - 0.45%
Blyth, Inc.	18,300	407,724
Energizer Holdings, Inc. *	9,300	508,059
Fortune Brands, Inc.	12,400	961,620
Newell Rubbermaid, Inc.	102,500	2,549,175
Tupperware Corp.	20,200	428,038

		4,854,616
Industrial Machinery - 0.77%
Badger Meter, Inc.	300	16,032
Caterpillar, Inc.	54,900	4,012,092
Circor International, Inc.	400	11,040
Flowserve Corp. *	11,400	585,960
ITT Industries, Inc.	15,600	819,000
NACCO Industries, Inc., Class A	2,300	319,240
Terex Corp. *	1,400	110,810
W.W. Grainger, Inc.	34,100	2,524,764

		8,398,938
Industrials - 0.01%
Lawson Products, Inc.	2,700	95,553

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 7.99%
21st Century Insurance Group	1,900	$30,780
Aetna, Inc.	11,400	581,400
AFLAC, Inc.	206,000	9,527,500
Allstate Corp.	71,700	3,927,726
Ambac Financial Group, Inc.	40,100	3,013,515
American Financial Group, Inc.	7,800	322,920
American International Group, Inc.	101,100	6,708,996
Amerus Group Company	13,500	813,375
Aon Corp.	59,300	2,348,873
Brown & Brown, Inc.	26,600	831,782
Chubb Corp.	39,500	3,782,125
CIGNA Corp.	52,800	6,481,200
Commerce Group, Inc.	6,900	372,669
Conseco, Inc. *	38,500	956,340
Erie Indemnity Company, Class A	7,000	371,490
Fidelity National Financial, Inc.	60,700	2,292,032
First American Corp.	43,700	1,842,392
Great American Financial Resources, Inc.	700	13,846
Hanover Insurance Group, Inc.	16,600	804,270
Hartford Financial Services Group, Inc.	18,400	1,515,792
HCC Insurance Holdings, Inc.	21,000	675,990
Jefferson-Pilot Corp.	35,500	2,138,875
LandAmerica Financial Group, Inc.	10,900	727,030
Lincoln National Corp.	29,600	1,680,392
Marsh & McLennan Companies, Inc.	27,800	859,298
MBIA, Inc.	25,900	1,521,366
MetLife, Inc.	36,500	1,829,380
MGIC Investment Corp.	38,700	2,467,125
National Western Life Insurance Company,
Class A *	900	200,754
Old Republic International Corp.	115,975	2,469,108
PMI Group, Inc.	21,300	922,290
Presidential Life Corp.	4,200	92,022
Principal Financial Group, Inc.	13,100	638,232
Progressive Corp.	69,100	7,424,795
Protective Life Corp.	14,700	716,625
Prudential Financial, Inc.	34,400	2,650,176
Radian Group, Inc.	12,600	715,050
Safety Insurance Group, Inc.	2,000	86,460
St. Paul Travelers Companies, Inc.	95,600	4,108,888
Stancorp Financial Group, Inc.	23,400	1,265,940
State Auto Financial Corp.	1,200	39,096
Stewart Information Services Corp.	8,700	408,465
Torchmark, Inc.	49,300	2,695,231
Transatlantic Holdings, Inc.	6,000	366,840
Triad Guaranty, Inc. *	2,400	108,936
United Fire & Casualty Company	7,500	268,425
Universal American Financial Corp. *	26,000	393,900
UnumProvident Corp.	94,400	1,953,136
W.R. Berkley Corp.	10,700	619,423
Zenith National Insurance Corp.	3,100	159,650

		86,741,921

The accompanying notes are an integral part of the financial statements. 309

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil - 1.48%
Anadarko Petroleum Corp.	77,700	$7,704,732
ConocoPhillips	136,900	8,345,424

		16,050,156
Internet Content - 0.00%
Schawk, Inc., Class A	1,500	37,275
Internet Service Provider - 0.34%
Earthlink, Inc. *	8,800	87,296
Google, Inc., Class A *	9,800	3,553,676

		3,640,972
Leisure Time - 0.18%
Bluegreen Corp. *	4,600	73,002
MGM Mirage, Inc. *	23,300	861,401
Polaris Industries, Inc.	16,600	830,830
SCP Pool Corp.	3,300	143,451

		1,908,684
Life Sciences - 0.06%
Pharmaceutical Product Development, Inc. *	10,100	702,859
Liquor - 0.09%
Brown Forman Corp., Class B	14,300	1,006,148
Manufacturing - 0.79%
AptarGroup, Inc.	500	26,525
Barnes Group, Inc.	3,200	122,816
Harley-Davidson, Inc.	144,600	7,592,946
Rockwell Automation, Inc.	700	47,719
SPX Corp.	16,200	797,850

		8,587,856
Medical-Hospitals - 0.02%
Health Management Associates, Inc., Class A	600	12,774
Universal Health Services, Inc., Class B	3,000	150,690

		163,464
Metal & Metal Products - 0.07%
Crown Holdings, Inc. *	3,800	69,540
Quanex Corp.	3,500	217,245
Reliance Steel & Aluminum Company	5,700	469,623

		756,408
Mining - 0.02%
Lincoln Electric Holding, Inc.	4,900	226,184
Mobile Homes - 0.11%
Thor Industries, Inc.	17,000	802,400
Winnebago Industries, Inc.	11,500	369,380

		1,171,780
Office Furnishings & Supplies - 0.44%
Herman Miller, Inc.	9,200	277,748
HNI Corp.	9,700	565,413
Office Depot, Inc. *	105,400	3,760,672
The Standard Register Company	7,600	124,792

		4,728,625
Petroleum Services - 0.73%
Baker Hughes, Inc.	11,800	802,046

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
BJ Services Company	5,400	$169,074
Exxon Mobil Corp.	105,600	6,269,472
Halliburton Company	10,600	720,800

		7,961,392
Pharmaceuticals - 6.77%
Abbott Laboratories	183,300	8,098,194
Allergan, Inc.	9,700	1,050,122
AmerisourceBergen Corp.	99,600	4,580,604
Barr Pharmaceuticals, Inc. *	25,900	1,739,962
Forest Laboratories, Inc. *	116,300	5,338,170
Merck & Company, Inc.	492,600	17,172,036
Pfizer, Inc.	1,353,200	35,440,308
Watson Pharmaceuticals, Inc. *	3,600	107,928

		73,527,324
Photography - 0.32%
Eastman Kodak Company	124,600	3,495,030
Publishing - 0.09%
Gannett Company, Inc.	12,600	783,216
Valassis Communications, Inc. *	6,000	165,300

		948,516
Railroads & Equipment - 0.51%
Burlington Northern Santa Fe Corp.	39,800	3,129,872
CSX Corp.	8,100	448,578
Union Pacific Corp.	21,500	1,903,825
Wabtec Corp.	3,200	105,696

		5,587,971
Real Estate - 0.04%
CBL & Associates Properties, Inc., REIT	8,900	379,140
Retail Grocery - 2.46%
Albertsons, Inc.	97,200	2,472,768
Ingles Markets, Inc.	7,000	115,570
Nash-Finch Company	16,200	502,200
Ruddick Corp.	10,400	251,472
Safeway, Inc.	260,200	6,325,462
SUPERVALU, Inc.	108,700	3,434,920
Sysco Corp.	120,600	3,628,854
The Kroger Company *	481,100	9,641,244
Weis Markets, Inc.	500	22,330
Whole Foods Market, Inc.	5,100	325,788

		26,720,608
Retail Trade - 12.33%
Abercrombie & Fitch Company, Class A	47,200	3,177,504
Advance Auto Parts, Inc. *	19,700	814,595
Barnes & Noble, Inc.	6,900	297,183
Bed Bath & Beyond, Inc. *	163,300	5,885,332
Best Buy Company, Inc.	21,100	1,136,446
BJ's Wholesale Club, Inc. *	28,300	895,978
Bon-Ton Stores, Inc.	2,300	62,606
Burlington Coat Factory Warehouse Corp.	6,800	306,272
Casey's General Stores, Inc.	7,700	201,971

The accompanying notes are an integral part of the financial statements. 310

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Cato Corp., Class A	17,700	$369,399
Charlotte Russe Holding, Inc. *	6,500	118,300
Chico's FAS, Inc. *	35,000	1,646,750
Claire's Stores, Inc.	9,700	310,788
Costco Wholesale Corp.	35,100	1,799,928
Dollar General Corp.	143,900	2,506,738
Dollar Tree Stores, Inc. *	4,800	131,616
Family Dollar Stores, Inc.	41,700	1,072,524
Federated Department Stores, Inc.	10,800	767,232
Fossil, Inc. *	14,200	241,684
Hibbett Sporting Goods, Inc. *	6,800	218,144
Home Depot, Inc.	1,169,700	49,302,855
Hot Topic, Inc. *	32,900	433,622
Longs Drug Stores Corp.	22,400	859,488
Lowe's Companies, Inc.	482,600	32,903,668
Nordstrom, Inc.	49,400	1,877,200
Pacific Sunwear of California, Inc. *	3,800	90,478
Pantry, Inc. *	10,300	609,451
Payless ShoeSource, Inc. *	16,100	381,570
Retail Ventures, Inc. *	5,500	72,930
Ross Stores, Inc.	58,700	1,662,384
Sonic Automotive, Inc.	13,400	354,966
Staples, Inc.	30,500	748,470
Steven Madden, Ltd.	6,600	211,530
Talbots, Inc.	16,900	450,554
The Buckle, Inc.	4,100	156,825
The Men's Wearhouse, Inc. *	34,500	1,080,540
The TJX Companies, Inc.	79,400	1,944,506
Tiffany & Co.	15,500	575,515
Too, Inc. *	2,600	79,118
United Rentals, Inc. *	12,700	414,020
Walgreen Company	327,200	14,678,192
Wal-Mart Stores, Inc.	66,100	2,998,296

		133,847,168
Semiconductors - 3.10%
Applied Materials, Inc.	47,100	863,814
Broadcom Corp., Class A *	12,450	561,370
Emulex Corp. *	24,600	437,880
Intel Corp.	907,700	18,698,620
International Rectifier Corp. *	5,500	204,050
Micrel, Inc. *	28,900	403,733
Microchip Technology, Inc.	11,100	390,720
National Semiconductor Corp.	48,400	1,357,620
NVIDIA Corp. *	13,700	645,681
QLogic Corp. *	38,400	1,579,776
Silicon Laboratories, Inc. *	2,000	95,960
Texas Instruments, Inc.	282,200	8,423,670

		33,662,894
Shipbuilding - 0.00%
Maritrans, Inc.	1,700	38,692

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 1.10%
Adobe Systems, Inc.	122,300	$4,723,226
BEA Systems, Inc. *	77,200	885,484
BMC Software, Inc. *	18,400	402,408
Citrix Systems, Inc. *	26,600	860,776
Compuware Corp. *	12,600	103,446
Intuit, Inc. *	25,200	1,224,216
JDA Software Group, Inc. *	7,700	105,721
Mantech International Corp. *	3,500	98,350
MRO Software, Inc. *	1,800	26,532
Neoware Systems, Inc. *	5,400	132,462
Oracle Corp. *	241,600	3,000,672
THQ, Inc. *	9,200	220,800
Transaction Systems Architects, Inc., Class A *	5,300	176,808

		11,960,901
Telecommunications Equipment &
Services - 0.72%
ADTRAN, Inc.	12,800	352,256
Corning, Inc. *	171,200	4,178,992
Intrado, Inc. *	3,500	89,810
QUALCOMM, Inc.	67,000	3,163,070

		7,784,128
Telephone - 5.68%
ALLTEL Corp.	130,700	8,253,705
AT&T Corp.	668,900	18,454,951
BellSouth Corp.	75,800	2,393,764
CenturyTel, Inc.	28,200	1,014,636
Harris Corp.	16,200	740,016
TALK America Holdings, Inc. *	3,800	32,414
Verizon Communications, Inc.	913,300	30,778,210

		61,667,696
Tires & Rubber - 0.04%
Goodyear Tire & Rubber Company *	30,000	429,900
Tobacco - 2.93%
Altria Group, Inc.	416,800	29,967,920
Universal Corp.	10,200	414,834
UST, Inc.	35,600	1,384,128

		31,766,882
Toys, Amusements & Sporting Goods - 0.04%
Mattel, Inc.	24,900	419,565
Transportation - 0.46%
C.H. Robinson Worldwide, Inc.	46,900	2,102,058
Expeditors International of Washington, Inc.	27,800	2,162,562
Laidlaw International, Inc.	9,700	267,720
Pacer International, Inc.	14,200	452,270

		4,984,610
Trucking & Freight - 0.31%
Fedex Corp.	22,600	2,423,624
Oshkosh Truck Corp.	5,200	294,996

The accompanying notes are an integral part of the financial statements. 311

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight (continued)
Swift Transportation, Inc. *	29,200	$696,128

		3,414,748

TOTAL COMMON STOCKS (Cost $978,686,523)		$1,027,607,874

SHORT TERM INVESTMENTS - 0.26%
United States Treasury Bills
3.81% due 03/23/2006 ****	$2,800,000	$2,792,574

TOTAL SHORT TERM INVESTMENTS
(Cost $2,793,263)		$2,792,574

REPURCHASE AGREEMENTS - 4.95%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$53,819,784 on 03/01/2006,
collateralized by $54,755,000
Federal Home Loan Mortgage,
5.25% due 10/19/2015 (valued at
$54,891,888, including interest) (c)	$53,815,000	$53,815,000

TOTAL REPURCHASE AGREEMENTS
(Cost $53,815,000)		$53,815,000

Total Investments (U.S. Multi Sector Fund)
(Cost $1,035,294,786) - 99.86%		$1,084,215,448
Other Assets in Excess of Liabilities - 0.14%		1,487,685

TOTAL NET ASSETS - 100.00%		$1,085,703,133

Value & Restructuring Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.95%
Advertising - 0.51%
The Interpublic Group of Companies, Inc. *	86,421	$895,322
Aerospace - 2.63%
Empresa Brasileira de Aeronautica SA, ADR	59,714	2,373,632
United Technologies Corp.	38,766	2,267,811

		4,641,443
Air Travel - 1.70%
Copa Holdings SA, Class A *	8,973	206,828
Gol Linhas Aereas Inteligentes SA, ADR	85,174	2,793,707

		3,000,535
Banking - 0.52%
Doral Financial Corp.	81,418	908,625
Broadcasting - 3.37%
CBS Corp., Class B	62,865	1,537,678
Liberty Media Corp., Series A *	88,418	728,564
XM Satellite Radio Holdings, Inc., Class A *	166,465	3,677,212

		5,943,454
Building Materials & Construction - 0.78%
Eagle Materials, Inc., Class B	25,602	1,374,571

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services - 1.47%
Cendant Corp.	96,100 $	1,597,182
Deluxe Corp.	39,895	988,199

		2,585,381
Cable and Television - 0.90%
EchoStar Communications Corp., Class A *	54,065	1,587,889
Cellular Communications - 3.05%
America Movil S.A. de C.V., Series L	155,175	5,389,228
Chemicals - 4.01%
Celanese Corp., Series A	84,162	1,801,067
CF Industries Holdings, Inc.	58,971	1,039,069
Lanxess AG *	38,404	1,330,005
PPG Industries, Inc.	35,268	2,138,299
Tronox, Inc.	50,708	775,832

		7,084,272
Coal - 3.50%
CONSOL Energy, Inc.	64,533	4,131,403
Foundation Coal Holdings, Inc.	43,751	1,750,040
International Coal Group, Inc. *	35,231	301,225

		6,182,668
Computers & Business Equipment - 0.49%
International Business Machines Corp.	10,860	871,406
Construction Materials - 1.79%
Lafarge Corp.	38,173	3,163,397
Cosmetics & Toiletries - 0.82%
Avon Products, Inc.	49,861	1,438,490
Crude Petroleum & Natural Gas - 6.20%
Burlington Resources, Inc.	49,068	4,424,952
CNX Gas Corp. *	6,750	145,395
Devon Energy Corp.	67,684	3,968,313
Mariner Energy LLC *	37,240	763,420
W&T Offshore, Inc.	41,895	1,630,135

		10,932,215
Domestic Oil - 1.41%
Noble Energy, Inc.	59,124	2,485,573
Drugs & Health Care - 0.57%
Wyeth	20,120	1,001,976
Electrical Utilities - 1.71%
CenterPoint Energy, Inc.	32,931	427,115
Enel SpA	144,443	1,200,218
Public Service Enterprise Group, Inc.	20,149	1,398,139

		3,025,472
Electronics - 1.88%
Harman International Industries, Inc.	30,000	3,310,500
Energy - 1.51%
Duke Energy Corp.	38,806	1,102,090
Rosetta Resources, Inc. *	86,842	1,563,156

		2,665,246

The accompanying notes are an integral part of the financial statements. 312

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services - 11.16%
Amvescap PLC	80,906	$1,542,068
CIT Group, Inc.	23,474	1,262,197
Citigroup, Inc.	58,191	2,698,317
Federal Home Loan Mortgage Corp.	35,618	2,400,297
Friedman, Billings, Ramsey Group, Inc.	79,038	787,218
JPMorgan Chase & Company	53,636	2,206,585
Lehman Brothers Holdings, Inc.	20,041	2,924,984
Morgan Stanley	48,858	2,914,868
PNC Financial Services Group, Inc.	24,826	1,746,509
Washington Mutual, Inc.	28,398	1,212,595

		19,695,638
Food & Beverages - 2.98%
ConAgra Foods, Inc.	57,439	1,207,942
Dean Foods Company *	71,502	2,679,180
Kraft Foods, Inc., Class A	30,190	908,417
Vintage Wine Trust, Inc.	46,550	465,500

		5,261,039
Furniture & Fixtures - 0.76%
Leggett & Platt, Inc.	57,056	1,339,675
Healthcare Products - 1.33%
Baxter International, Inc.	62,200	2,354,270
Healthcare Services - 1.08%
HCA, Inc.	39,904	1,911,402
Holdings Companies/Conglomerates - 1.16%
Loews Corp.	22,257	2,053,431
Homebuilders - 2.97%
Centex Corp.	77,607	5,247,009
Hotels & Restaurants - 0.25%
Morgans Hotel Group Co. *	22,740	443,430
Household Appliances - 2.96%
Black & Decker Corp.	60,990	5,219,524
Household Products - 1.09%
Newell Rubbermaid, Inc.	77,533	1,928,246
Industrial Machinery - 0.75%
AGCO Corp. *	67,347	1,316,634
Insurance - 4.54%
ACE, Ltd.	52,637	2,933,460
Marsh & McLennan Companies, Inc.	50,745	1,568,528
MetLife, Inc.	44,469	2,228,786
People's Choice *	60,727	333,999
Primus Guaranty, Ltd. *	75,243	940,537

		8,005,310
International Oil - 4.01%
ConocoPhillips	41,042	2,501,920
Petroleo Brasileiro SA, ADR *	52,281	4,576,679

		7,078,599
Investment Companies - 1.27%
Apollo Investment Corp.	55,562	1,044,010

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Investment Companies (continued)
MCG Capital Corp.	78,231	$1,196,934

		2,240,944
Manufacturing - 1.04%
Tyco International, Ltd.	71,201	1,836,274
Metal & Metal Products - 1.18%
Southern Copper Corp.	26,115	2,080,060
Mining - 0.58%
Alpha Natural Resources, Inc. *	47,492	1,014,904
Petroleum Services - 1.37%
PetroHawk Energy Corp. *	40,200	507,726
TODCO *	56,741	1,901,958

		2,409,684
Pharmaceuticals - 1.77%
AmerisourceBergen Corp.	54,862	2,523,103
Bristol-Myers Squibb Company	26,360	608,916

		3,132,019
Railroads & Equipment - 1.74%
Union Pacific Corp.	34,663	3,069,409
Real Estate - 2.07%
DiamondRock Hospitality Company	79,718	1,022,782
Fieldstone Investment Corp., REIT	43,449	514,436
Host Marriott Corp., REIT	48,115	934,874
Saxon Capital, Inc., REIT	22,726	226,124
Taberna Realty Finance Trust, REIT	10,654	141,166
Ventas, Inc., REIT	26,079	808,449

		3,647,831
Retail Trade - 4.01%
The TJX Companies, Inc.	77,488	1,897,681
United Rentals, Inc. *	105,552	3,440,995
Zale Corp. *	66,720	1,738,056

		7,076,732
Telecommunications Equipment &
Services - 1.72%
Nokia Oyj, SADR	87,671	1,628,927
Plantronics, Inc.	40,845	1,411,603

		3,040,530
Telephone - 4.21%
Harris Corp.	107,037	4,889,450
Sprint Corp.	73,990	1,777,980
Valor Communications Group, Inc.	61,837	763,687

		7,431,117
Tobacco - 1.63%
Loews Corp. - Carolina Group	60,456	2,871,055
Transportation - 0.47%
Aries Maritime Transport, Ltd.	16,428	231,799
Arlington Tankers, Ltd.	26,326	601,549

		833,348

The accompanying notes are an integral part of the financial statements. 313

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight - 1.03%
Ryder Systems, Inc.	41,042	$1,819,802

TOTAL COMMON STOCKS (Cost $155,589,335)		$172,845,579

PREFERRED STOCKS - 1.01%
Chemicals - 0.27%
Celanese Corp. *	15,516	471,299
Financial Services - 0.74%
Ford Motor Company Capital Trust II *	43,356	1,313,687

TOTAL PREFERRED STOCKS (Cost $1,740,364)		$1,784,986

REPURCHASE AGREEMENTS - 0.95%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$1,678,149 on 03/01/2006,
collateralized by $1,740,000
Federal Home Loan Bank, 6.00%
due 11/15/2024 (valued at
$1,713,900, including interest) (c)	$1,678,000	$1,678,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,678,000)		$1,678,000

Total Investments (Value & Restructuring Fund)
(Cost $159,007,699) - 99.91%		$176,308,565
Other Assets in Excess of Liabilities - 0.09%		156,858

TOTAL NET ASSETS - 100.00%		$176,465,423

Vista Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.78%
Aerospace - 1.28%
BE Aerospace, Inc. * (a)	58,300 $	1,398,617
Agriculture - 0.83%
Archer-Daniels-Midland Company	28,434	901,927
Banking - 0.52%
Unibanco - Uniao De Bancos Brasileiros SA,
ADR	6,400	562,880
Broadcasting - 0.22%
Grupo Televisa SA, SADR	3,070	240,872
Business Services - 0.80%
Jacobs Engineering Group, Inc. *	10,145	869,832
Cellular Communications - 13.52%
America Movil S.A. de C.V., Series L	113,022	3,925,254
American Tower Corp., Class A *	103,612	3,297,970
Crown Castle International Corp. *	71,900	2,254,065
NII Holdings, Inc., Class B *	103,200	5,285,904

		14,763,193

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Coal - 1.04%
Peabody Energy Corp.	23,492	$1,133,959
Commercial Services - 2.22%
Mitsui Fudosan Company, Ltd.	51,000	1,069,884
Shaw Group, Inc. * (a)	40,500	1,350,675

		2,420,559
Computers & Business Equipment - 2.04%
Apple Computer, Inc. *	27,800	1,905,412
Electronics for Imaging, Inc. *	2,536	68,015
Rackable Systems, Inc. *	6,578	259,371

		2,232,798
Construction & Mining Equipment - 2.08%
National Oilwell, Inc. *	37,281	2,269,667
Construction Materials - 5.05%
Cemex SA de C.V., SADR	29,961	1,850,391
EMCOR Group, Inc. *	13,400	584,106
JLG Industries, Inc. (a)	33,100	1,952,569
Martin Marietta Materials, Inc.	11,600	1,131,000

		5,518,066
Crude Petroleum & Natural Gas - 1.01%
Helmerich & Payne, Inc.	16,838	1,107,435
Electrical Equipment - 2.27%
General Cable Corp. * (a)	20,500	553,500
Watsco, Inc. (a)	11,200	779,744
Wesco International, Inc. *	19,942	1,143,075

		2,476,319
Electrical Utilities - 1.63%
Quanta Services, Inc. * (a)	129,620	1,774,498
Electronics - 1.59%
Agilent Technologies, Inc. *	32,732	1,178,352
ATI Technologies, Inc. * (a)	11,121	176,602
Vishay Intertechnology, Inc. *	26,225	380,787

		1,735,741
Energy - 2.57%
Evergreen Solar, Inc. *	17,851	278,297
Southwestern Energy Company *	72,342	2,321,455
SunPower Corp, Class A. *	4,802	210,808

		2,810,560
Financial Services - 9.09%
Affiliated Managers Group, Inc. * (a)	14,400	1,417,392
AllianceBernstein Holding LP *	9,200	591,284
E*TRADE Financial Corp. *	75,993	1,943,901
Investment Technology Group, Inc. *	33,792	1,536,860
Janus Capital Group, Inc.	73,800	1,618,434
Jefferies Group, Inc. (a)	10,000	570,400
Nasdaq Stock Market, Inc. * (a)	27,217	1,102,561
TD Ameritrade Holding Corp. *	52,553	1,143,553

		9,924,385
Healthcare Products - 1.67%
Hologic, Inc. *	15,346	733,999

The accompanying notes are an integral part of the financial statements. 314

John Hancock Funds II Portfolio of investments — February 28, 2006 (Unaudited) (showing percentage of total net assets)

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Varian Medical Systems, Inc. *	18,800	$1,088,144

		1,822,143
Healthcare Services - 5.09%
Express Scripts, Inc. *	22,435	1,957,903
Humana, Inc. *	40,627	2,099,197
Omnicare, Inc. (a)	24,711	1,503,664

		5,560,764
Industrial Machinery - 4.71%
Alstom RGPT *	6,700	573,496
Daifuku Co Ltd *	30,000	562,006
Gardner Denver, Inc. *	8,800	539,968
Manitowoc, Inc. (a)	30,648	2,362,041
Terex Corp. *	14,000	1,108,100

		5,145,611
Industrials - 4.65%
ABB, Ltd. *	99,800	1,194,936
Foster Wheeler, Ltd. * (a)	80,928	3,884,544

		5,079,480
Insurance - 2.26%
Aetna, Inc.	27,202	1,387,302
Aon Corp.	13,300	526,813
W.R. Berkley Corp.	9,600	555,744

		2,469,859
International Oil - 0.99%
ATP Oil & Gas Corp. * (a)	13,800	514,050
Weatherford International, Ltd. *	13,100	564,872

		1,078,922
Internet Retail - 0.54%
Nutri/System, Inc. * (a)	13,600	584,392
Leisure Time - 1.91%
International Game Technology, Inc.	30,200	1,080,254
Tokyu Land Corp.	114,000	1,010,731

		2,090,985
Life Sciences - 2.00%
Pharmaceutical Product Development, Inc. *	31,357	2,182,134
Medical-Hospitals - 0.53%
Psychiatric Solutions, Inc. * (a)	17,400	574,722
Metal & Metal Products - 3.66%
Precision Castparts Corp.	38,445	2,039,123
Titanium Metals Corp. * (a)	47,816	1,961,412

		4,000,535
Petroleum Services - 5.12%
Diamond Offshore Drilling, Inc. (a)	29,500	2,283,005
McDermott International, Inc. *	64,200	3,309,510

		5,592,515
Pharmaceuticals - 0.48%
Forest Laboratories, Inc. *	11,500	527,850

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade - 3.48%
Abercrombie & Fitch Company, Class A	16,300	$1,097,316
Chico's FAS, Inc. *	23,889	1,123,977
Circuit City Stores, Inc.	43,200	1,038,096
Yamada Denki Company, Ltd.	5,000	542,151

		3,801,540
Semiconductors - 8.16%
Advanced Micro Devices, Inc. *	65,705	2,540,812
Brooks Automation, Inc. *	32,900	516,201
Cymer, Inc. *	13,000	584,740
Diodes, Inc. * (a)	14,800	559,144
Intersil Corp., Class A	43,200	1,224,288
Lam Research Corp. *	12,400	534,440
Marvell Technology Group, Ltd. *	17,600	1,077,472
MEMC Electronic Materials, Inc. *	19,000	636,310
Microsemi Corp. *	18,934	582,220
OmniVision Technologies, Inc. * (a)	25,537	651,194

		8,906,821
Software - 0.51%
Satyam Computer Services, Ltd., ADR (a)	13,600	559,640
Steel - 3.73%
Allegheny Technologies, Inc.	36,378	1,837,453
Oregon Steel Mills, Inc. * (a)	59,000	2,234,920

		4,072,373
Telecommunications Equipment &
Services - 1.53%
SBA Communications Corp. * (a)	74,300	1,671,007

TOTAL COMMON STOCKS (Cost $94,409,692)		$107,862,601

SHORT TERM INVESTMENTS - 21.96%
State Street Navigator Securities
Lending Prime Portfolio (c)	$23,978,603	$23,978,603

TOTAL SHORT TERM INVESTMENTS
(Cost $23,978,603)		$23,978,603

REPURCHASE AGREEMENTS - 2.89%
Repurchase Agreement with State
Street Corp. dated 02/28/2006 at
3.20% to be repurchased at
$3,159,281 on 03/01/2006,
collateralized by $3,420,000
Federal National Mortgage
Association, 5.55% due
07/10/2028 (valued at $3,223,087
including interest) (c)	$3,159,000	$3,159,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,159,000)		$3,159,000

Total Investments (Vista Fund)
(Cost $121,547,295) - 123.63%		$135,000,204
Liabilities in Excess of Other Assets - (23.63)%		(25,802,361)

TOTAL NET ASSETS - 100.00%		$109,197,843

The accompanying notes are an integral part of the financial statements. 315

John Hancock Funds II

Portfolio of investments — February 28, 2006 (Unaudited)

(showing percentage of total net assets)

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations
ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EUR	- European Currency
FIM	- Finnish Markka
FRF	- French Franc
DEM	- German Deutsche Mark
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
ITL	- Italian Lira
IEP	- Irish Punt
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NLG	- Netherlands Guilder
NZD	- New Zealand Dollar
NOK	- Norweigan Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
ZAR	- South African Rand

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
OTC	- Over The Counter
PCL	- Public Company Limited
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

^	Non-Income producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Floating Rate Note
(c)	Investment is an affiliate of the Trust's subadvisor or custodian bank
(d)	Principal amount of security is adjusted for inflation
(e)	Security Fair Valued on February 28, 2006
(f)	Term Loan
**	Purchased on a forward commitment (Note 2)
***	At February 28, 2006, all or a portion of this security was pledged to cover forward commitments purchased.
****	At February 28, 2006, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements. 316

John Hancock Funds II Notes to Financial Statements (Unaudited)

1. ORGANIZATION The John Hancock Funds II (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. It is a series company, which means that it has several funds, each with a stated investment objective that it pursues through separate investment policies.

The Trust currently consists of 53 separate investment funds (the “Funds”), 48 of which are presented herein.

500 Index	International Small Cap	Small Cap Index
Active Bond	International Stock	Small Cap Opportunities
All Cap Growth	International Value	Small Company
All Cap Value	Investment Quality Bond	Small Company Growth
Blue Chip Growth	Large Cap	Small Company Value
Capital Appreciation	Large Cap Value	Special Value
Core Bond	Mid Cap Core	Spectrum Income
Core Equity	Mid Cap Index	Strategic Bond
Emerging Growth	Mid Cap Stock	Strategic Value
Emerging Small Company	Mid Cap Value	Total Return
Equity-Income	Natural Resources	U.S. Global Leaders Growth
Fundamental Value	Quantitative Mid Cap	U.S. Government Securities
Global Bond	Quantitative Value	U.S. High Yield Bond
High Yield	Real Estate Securities	U.S. Multi Sector
International Equity Index	Real Return Bond	Value & Restructuring
International Opportunities	Small Cap	Vista

Each of the Funds, with the exception of Core Equity, Global Bond, Natural Resources, Real Estate Securities, Real Return Bond, U.S. Global Leaders Growth, and U.S. Multi Sector, is diversified for purposes of the Investment Company Act of 1940, as amended.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. Class NAV shares are sold to the Lifestyle Portfolios, which are other funds of the Trust, and to certain institutional investors. John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

The Funds offer two classes of shares. Class 1 shares are offered for all Funds with the exception of 500 Index, International Equity Index, Mid Cap Index, Small Cap Index, Small Company Growth, Spectrum Income, U.S. Multi Sector, Value & Restructuring, and Vista and Class NAV shares are offered for all Funds with the exception of Emerging Small Company. The Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class 1 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

2. SIGNIFICANT ACCOUNTING POLICIES In the preparation of the financial statements, the Funds follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security Valuation The net asset value of the shares of each Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 P.M. Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in State Street Navigator Securities Lending Prime Portfolio are valued at their net asset value each business day. All other securities held by the Funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Funds will, on an ongoing basis, monitor for “significant market events.” A “significant market event” may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for all Funds that invest in foreign markets that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such Funds will be recommended to the Trust’s Pricing Committee where applicable.

John Hancock Funds II Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Fair value pricing of securities is intended to help ensure that the net asset value of a Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase Agreements Each Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be credit-worthy by John Hancock Investment Management Services, LLC (the “Adviser”). Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and
(ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Certain Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the U. S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

Security Transactions and Related Investment Income Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund becomes aware of such dividends, net of all taxes. Original issue discounts are accreted for financial and tax reporting purposes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

From time to time, certain of the Funds may invest in Real Estate Investment Trusts (“REITs”) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Multi-class Operations All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense Allocation Expenses not directly attributable to a particular Fund are allocated based on the relative share of net assets of each Fund at the time the expense was incurred. Class-specific expenses, such as Distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Purchased and Written Options All Funds may purchase and sell put and call options on securities (whether or not it holds the securities in its Fund), securities indices, currencies and futures contracts.

When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When a Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If a Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

John Hancock Funds II Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The Funds may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Written options for the period ended February 28, 2006 were as follows:

	Number of Contracts	Premiums Received

Global Bond
Outstanding, beginning of period	—	—
Options written	88,701,711	$1,346,557
Option closed	(1,200,000)	(12,706)
Options expired	(88)	(31,481)
Outstanding, end of period	87,501,623	$1,302,370

Real Return Bond
Outstanding, beginning of period	—	—
Options written	766	$208,271
Options expired	(542)	(160,749)
Outstanding, end of period	224	$47,522

Total Return
Outstanding, beginning of period	—	—
Options written	28,902,098	$1,403,704
Options expired	(2,700,904)	(282,456)
Outstanding, end of period	26,201,194	$1,121,248

Value & Restructuring
Outstanding, beginning of period	—	—
Options written	656	$429,163
Option closed	(328)	(285,945)
Options exercised	(138)	(69,968)
Outstanding, end of period	190	$73,250

The following is a summary of open written options outstanding at February 28, 2006:

Fund	Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value

Global Bond	Calls

	Eurodollar Midcurve 1 Year Futures	490	$95.50	Mar 2006	($3,063)
	Eurodollar Midcurve 1 Year Futures	516	95.25	Jun 2006	(106,425)
	Interest Rate Swap 3 Month LIBOR	62,000,000	4.78	Aug 2006	(185,132)
	Swap Option 3 Month LIBOR	7,800,000	4.85	Dec 2006	(57,977)

		69,801,006			($352,597)

	Puts

	Eurodollar Midcurve 1 Year Futures	200	$94.875	Mar 2006	($5,000)
	Interest Rate Swap 3 Month LIBOR	1,200,000	4.50	Mar 2006	(23)
	Japanese Yen	2,500,000	112.00	May 2006	(22,977)
	Interest Rate Swap 3 Month LIBOR	9,800,000	5.35	Jun 2006	(65,072)
	Eurodollar Midcurve 1 Year Futures	417	94.75	Jun 2006	(49,519)
	Interest Rate Swap 3 Month LIBOR	4,200,000	5.20	Jun 2006	(16,506)

		17,700,617			($159,097)

Real Return Bond	Calls

	U.S.Treasury Notes Futures	99	$110.00	Mar 2006	($1,547)
	U.S.Treasury Notes Futures	13	110.00	May 2006	(2,437)

		112			($3,984)

	Puts

	U.S.Treasury Notes Futures	99	$106.00	Mar 2006	—
	U.S.Treasury Notes Futures	13	107.00	May 2006	($6,297)

		112			($6,297)

John Hancock Funds II Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
Fund	Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value

Total Return	Calls

	Eurodollar Midcurve 1 Year Futures	126	$95.50	Mar 2006	($788)
	Eurodollar Futures	38	95.50	Sep 2006	(1,900)
	U.S.Treasury Notes 10 Year Futures	40	110.00	May 2006	(6,875)
	Swap Option 3 Month LIBOR	12,000,000	4.85	Dec 2006	(89,196)
	Swap Option 3 Month LIBOR	11,000,000	4.53	Aug 2006	(10,505)

		23,000,204			($109,264)

	Puts

	Eurodollar Futures	47	$95.00	Dec 2006	($30,256)
	Eurodollar Futures	421	95.25	Dec 2006	(447,313)
	Eurodollar Futures	70	95.25	Dec 2006	(74,375)
	Eurodollar Futures	50	95.00	Sep 2006	(27,812)
	Eurodollar Futures	34	95.50	Dec 2006	(52,700)
	Eurodollar Futures	40	95.25	Mar 2007	(41,250)
	Eurodollar Futures	260	95.25	Sep 2006	(269,750)
	Eurodollar Futures	38	95.50	Sep 2006	(60,325)
	Eurodollar Futures	30	95.25	Dec 2006	(31,875)
	Japanese Yen	3,200,000	112.00	May 2006	(29,411)

		3,200,990			($1,065,067)

Value & Restructuring	Calls

	Todco	51	$45.00	Mar 2006	($255)
	Devon Energy Corp.	139	70.00	Apr 2006	(3,475)

		190			($3,730)

Securities Lending All Funds may lend securities in amounts up to 33 1/3% of each Fund’s total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and marked to market to the value of the loaned securities on a daily basis. The Funds may bear the risk of delay in recovery of, or even of loss of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Fund securities will only be made to firms deemed by the subadvisers to be creditworthy. The Funds receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. At February 28, 2006 the values of securities loaned and of cash collateral were as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral

Active Bond	$62,669,745	$63,952,895
All Cap Growth	4,153,432	4,252,196
All Cap Value	20,071,291	20,547,958
Blue Chip Growth	67,063,189	68,562,354
Capital Appreciation	2,293,149	2,341,825
Emerging Growth	65,899,564	67,564,512
Equity-Income	87,442,964	89,633,044
Fundamental Value	76,724,965	78,446,424
Global Bond	13,513,896	13,793,450
High Yield	331,498,919	338,457,704
International Equity Index	22,972,433	24,089,643
International Opportunities	46,210,367	47,889,360
International Small Cap	22,735,901	23,860,955
International Stock	152,846,814	160,743,448
International Value	150,628,179	158,239,011
Large Cap	2,080,777	2,128,439
Large Cap Value	5,984,498	6,127,940
Mid Cap Core	50,440,068	51,567,685
Mid Cap Stock	83,159,941	85,194,265
Mid Cap Value	63,810,791	65,600,494
Natural Resources	80,304,638	82,182,802
Quantitative Mid Cap	37,219,029	38,058,720
Quantitative Value	54,005,024	55,387,811

John Hancock Funds II Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Fund	Value of Securities Loaned	Value of Cash Collateral

Real Estate Securities	$47,412,541	$48,505,156
Real Return Bond	312,130,477	318,498,126
Small Cap	89,987,734	92,214,294
Small Cap Opportunities	130,104,006	133,253,392
Small Company	33,784,081	34,585,798
Small Company Value	124,033,044	127,033,163
Special Value	38,867,372	39,827,991
Strategic Bond	98,455,905	100,471,016
Strategic Value	6,056,133	6,331,582
U.S. High Yield Bond	21,245,630	21,693,548
Vista	23,446,851	23,978,603

Dollar Rolls All Funds may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A Fund may also be compensated by the receipt of a commitment fee. As the holder, the counter-party receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Futures All Funds may purchase and sell financial futures contracts and options on those contracts. The Funds invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Funds.

Upon entering into futures contracts, a Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at February 28, 2006:

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Appreciation (Depreciation)

500 Index	S&P 500 Index	68	Long	Mar 2006	$111,273

					$111,273

Global Bond	Eurodollar	503	Long	Sep 2006	($337,588)
	10-Year German Euro-BUND	257	Long	Mar 2006	(181,538)
	Japan 10-Year Government Bonds	68	Long	Mar 2006	(518,237)
	U.S. 10-Year Treasury Notes	755	Long	Jun 2006	107,438
	5-Year German Euro-BOBL	181	Long	Mar 2006	(178,706)
	U.S. 5-Year Treasury Notes	1,850	Long	Jun 2006	(30,296)
	Euribor	257	Long	May 2006	—
	Euribor	158	Long	May 2006	—

					($1,138,927)

International Equity Index	JSE Shares Index	95	Long	Mar 2006	$173,439
	MSCI Taiwan Index	124	Long	Mar 2006	(17,230)

					$156,209

International Stock	TOPIX Index	196	Long	Mar 2006	$908,627
	CAC 40 10 Euro Index	19	Long	Mar 2006	(12,133)
	DAX Index	147	Long	Mar 2006	1,785,517
	S&P/MIB 30 Index	32	Long	Mar 2006	471,930
	IBEX 35 Index	3	Long	Mar 2006	139
	Hang Seng Stock Index	2	Long	Mar 2006	(93)
	OMX 30 Stockholm Stock Index	19	Long	Mar 2006	(3,050)
	FTSE 100 Index	43	Short	Mar 2006	13,383
	SPI 200 Index	184	Short	Mar 2006	(89,735)
	S&P/Toronto Stock Exchange 60 Index	184	Short	Mar 2006	(893,322)

					$2,181,263

John Hancock Funds II Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Appreciation (Depreciation)

Investment Quality Bond	U.S. 10-Year Treasury Notes	44	Short	Jun 2006	($18,008)

					($18,008)

Large Cap	S&P 500 Index	10	Long	Mar 2006	($4,775)

					($4,775)

Mid Cap Index	S&P Mid Cap 400 Index	11	Long	Mar 2006	$68,873

					$68,873

Real Return Bond	Eurodollar	249	Long	Sep 2007	($125,113)
	Eurodollar	249	Long	Mar 2007	($174,538)
	Eurodollar	108	Long	Dec 2007	($64,700)
	Eurodollar	249	Long	Jun 2007	($149,538)
	Eurodollar	141	Long	Dec 2006	($111,662)
	U.S. 10-Year Treasury Notes	37	Long	Jun 2006	$12,141
	U.S. Treasury Bonds	328	Short	Jun 2006	($192,187)
	U.S. 5-Year Treasury Notes	32	Short	Jun 2006	($4,000)

					($809,597)

Small Cap Index	Russell 2000 Index	9	Long	Mar 2006	$144,812

					$144,812

Spectrum Income	U.K. Treasury Bonds	5	Short	Jun 2006	$3,851
	U.S. 2-Year Treasury Notes	5	Short	Mar 2006	4,453
	U.S. 2-Year Treasury Notes	12	Short	Jun 2006	(48)
	U.S. 10-Year Treasury Notes	9	Short	Jun 2006	(2,368)
	U.S. Treasury Bonds	3	Short	Jun 2006	(727)
	U.S. 10-Year Treasury Notes	10	Long	Jun 2006	2,851
	U.S. Treasury Bonds	8	Long	Jun 2006	1,905

					$9,917

Strategic Bond	U.S. 10-Year Treasury Notes	35	Long	Mar 2006	($17,905)

					($17,905)

Total Return	Eurodollar	979	Long	Sep 2007	($353,279)
	Eurodollar	1,249	Long	Mar 2007	(658,175)
	Eurodollar	427	Long	Dec 2007	(205,950)
	Eurodollar	1,253	Long	Jun 2007	(507,812)
	Eurodollar	827	Long	Dec 2007	(514,050)
	U.S. Treasury Bonds	82	Long	Mar 2006	19,218
	U.S. 5-Year Treasury Notes	263	Long	Jun 2006	(20,548)
	5-Year Euro - BOBL	100	Short	Mar 2006	107,855

					($2,132,741)

U.S. Government Securities	U.S. 5-Year Treasury Notes	22	Long	Mar 2006	($15,036)
	U.S. 2-Year Treasury Notes	32	Long	Mar 2006	(22,975)
	U.S. 10-Year Treasury Notes	92	Short	Mar 2006	38,466

					$455

U.S. Multi Sector	S&P 500 Index	99	Long	Mar 2006	$297,078

					$297,078

Swap Contracts All Funds may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). The Funds settle accrued net receivable or payable balances under the swap contracts on a periodic basis. Accrued interest receivable or payable on the swap contracts is recorded as realized gain or loss. The Funds record changes in the value of the swaps as unrealized gains or losses on swap contracts.

John Hancock Funds II Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Funds may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Funds had the following interest rate swap contracts open at February 28, 2006:

	Notional		Payments Made	Payments Received	Termination	Appreciation
Fund	Amount	Currency	by Portfolio	by Portfolio	Date	(Depreciation)

Global Bond
	6,000,000	NZD	Fixed 6.50%	3 Month BBR	Feb 2008	$4,011
	36,900,000	GBP	6 Month BBA LIBOR	Fixed 5.00%	Sep 2010	848,198
	10,000,000	GBP	6 Month BBA LIBOR	Fixed 5.00%	Sep 2010	229,864
	7,100,000	GBP	6 Month BBA LIBOR	Fixed 5.00%	Sep 2010	159,186
	4,000,000	GBP	6 Month BBA LIBOR	Fixed 5.00%	Sep 2010	89,682
	96,700,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2011	314,051
	71,100,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2011	230,910
	18,500,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	(636,639)
	9,700,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	(277,830)
	200,000	CAD	Fixed 5.50%	3 Month CBK	Dec 2014	(5,692)
	7,100,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2016	41,900
	3,400,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2016	20,065
	12,100,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2016	71,407
	1,500,000	GBP	Fixed 4.00%	6 Month BBA LIBOR	Dec 2025	(10,583)
	1,100,000	GBP	Fixed 4.00%	6 Month BBA LIBOR	Dec 2025	(7,761)
	2,700,000	GBP	Fixed 5.00%	6 Month BBA LIBOR	Jun 2034	(524,340)
	2,600,000	GBP	Fixed 5.00%	6 Month BBA LIBOR	Jun 2034	(504,920)
	1,800,000	GBP	Fixed 5.00%	6 Month BBA LIBOR	Jun 2034	(213,793)
	2,200,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	466,082
	1,100,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	233,895
	1,500,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	314,721
	10,500,000	EUR	6 Month BBA LIBOR	Fixed 6.00%	Jun 2034	2,203,044

						$3,045,458

Real Return Bond
	2,200,000	EUR	FRCPXTOB	Fixed 2.04%	Feb 2011	($4,929)
	3,100,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2013	13,256
	5,500,000	EUR	FRCPXTOB	Fixed 2.1375%	Jan 2016	—
	5,000,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2016	29,506

						$37,833

Total Return
	20,400,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2008	($43,202)
	20,000,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2011	(64,954)
	1,300,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2035	(9,564)
	400,000	GBP	Fixed 4.00%	6 Month BBA LIBOR	Dec 2035	(15,386)
	2,700,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2036	(35,389)
	1,700,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2036	(22,282)

						($190,777)

BBA — British Bankers Association
BBR — Bank Bill Rate
CBK — Canadian Bank Rate
FRCPXTOB — French CPI Ex Tobacco Daily Reference Index

Currency symbols are defined as follows:

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
NZD	New Zealand Dollar

John Hancock Funds II Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Forward Foreign Currency Contracts All Funds, with the exception of U.S. Government Securities, may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Funds could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At February 28, 2006 certain Funds entered into forward foreign currency contracts, which contractually obligate the Funds to deliver currencies at future dates. Open forward foreign currency contracts at February 28, 2006 were as follows:

		Principal Amount	Settlement	Appreciation
Fund	Currency	Covered by Contract	Date	(Depreciation)

Global Bond	Buys

	Australian Dollar	3,515,000	Mar 2006	($11,844)
	Danish Kroner	27,028,000	Mar 2006	37,580
	Swedish Krona	26,619,000	Mar 2006	57,901
	Swedish Krona	7,000,000	Mar 2006	(33,770)
	Australian Dollar	1,866,000	Mar 2006	4,321
	Australian Dollar	1,866,000	Mar 2006	7,400
	Australian Dollar	704,000	Mar 2006	2,359
	Japanese Yen	18,533,640,000	Mar 2006	3,123,863
	Japanese Yen	80,000,000	Mar 2006	13,456
	Japanese Yen	554,395,300	Mar 2006	95,144
	Japanese Yen	65,879,000	Mar 2006	9,082
	Japanese Yen	43,000,000	Mar 2006	26
	Japanese Yen	400,135,000	Mar 2006	56,324
	Pound Sterling	740,210	Mar 2006	(28)
	Australian Dollar	2,751,000	Mar 2006	4,331
	Euro	700,000	Mar 2006	(954)
	Euro	365,000	Mar 2006	157
	Euro	96,110,000	Mar 2006	460,823
	Japanese Yen	40,000,000	Mar 2006	4,160
	Canadian Dollar	12,544,000	Mar 2006	129,921
	Pound Sterling	17,942,000	Mar 2006	246,715
	Polish Zloty	758,000	May 2006	1,302
	Brazilian Real	1,130,000	Jul 2006	24,896
	Chilean Peso	112,100,000	Jul 2006	4,814
	Peruvian Nouveau Sol	1,726,000	Aug 2006	(1,108)
	Indian Rupee	7,958,000	Aug 2006	490
	New Taiwan Dollar	23,926,000	Aug 2006	(2,829)
	Singapore Dollar	401,000	Aug 2006	1,350
	South African Rand	379,000	Aug 2006	(641)
	South Korean Won	1,446,869,000	Aug 2006	(5,103)
	Mexican Peso	3,030,000	Aug 2006	1,074

				$4,231,212

	Sells

	New Zealand Dollar	1,381,680	Mar 2006	$24,653
	New Zealand Dollar	1,378,601	Mar 2006	20,770
	Japanese Yen	1,725,161	Mar 2006	(4,704)
	Euro	884,019	Mar 2006	659
	Pound Sterling	102,974	Mar 2006	(516)
	Pound Sterling	273,667	Mar 2006	(1,724)
	Euro	314,616	Apr 2006	4,793

				$43,931

John Hancock Funds II Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

		Principal Amount	Settlement	Appreciation
Fund	Currency	Covered by Contract	Date	(Depreciation)

International Equity Index	Buys

	South African Rand	13,955,000	Mar 2006	$82,306
	South African Rand	495,000	Mar 2006	(2,091)

				$80,215

International Stock	Buys

	Danish Kroner	1,606,840	May 2006	$247
	Japanese Yen	780,850,000	May 2006	153,843
	Japanese Yen	780,850,000	May 2006	156,584
	Japanese Yen	780,850,000	May 2006	148,064
	Japanese Yen	1,096,689,650	May 2006	214,566
	Japanese Yen	780,850,000	May 2006	142,532
	Japanese Yen	780,850,000	May 2006	135,069
	Japanese Yen	780,850,000	May 2006	129,320
	Norwegian Krone	21,747,312	May 2006	15,315
	Norwegian Krone	21,747,312	May 2006	17,902
	Norwegian Krone	21,747,312	May 2006	9,345
	Norwegian Krone	21,747,312	May 2006	(1,674)
	Norwegian Krone	21,747,312	May 2006	8,777
	Norwegian Krone	21,747,312	May 2006	2,783
	Norwegian Krone	21,747,312	May 2006	1,518
	Swedish Krona	40,878,257	May 2006	(19,240)
	Swedish Krona	40,878,257	May 2006	(16,984)
	Swedish Krona	71,242,277	May 2006	(136,808)
	Swedish Krona	40,878,257	May 2006	(49,333)
	Swedish Krona	40,878,257	May 2006	(16,233)
	Swedish Krona	40,878,257	May 2006	(41,165)
	Swedish Krona	40,878,257	May 2006	(41,350)

				$813,078

	Sells

	Australian Dollar	3,248,542	May 2006	($30,412)
	Australian Dollar	3,259,494	May 2006	(19,460)
	Australian Dollar	3,261,634	May 2006	(17,320)
	Australian Dollar	3,257,416	May 2006	(21,538)
	Canadian Dollar	2,330,654	May 2006	(37,407)
	Canadian Dollar	2,334,592	May 2006	(33,469)
	Danish Kroner	2,691,615	May 2006	(13,239)
	Danish Kroner	2,705,248	May 2006	394
	Euro	3,571,766	May 2006	(12,616)
	Euro	3,587,727	May 2006	3,345
	Hong Kong Dollar	1,977,310	May 2006	155
	Hong Kong Dollar	1,977,450	May 2006	295
	Pound Sterling	5,855,067	May 2006	(59,343)
	Pound Sterling	5,849,480	May 2006	(64,931)
	Pound Sterling	5,857,951	May 2006	(56,460)
	Pound Sterling	5,874,465	May 2006	(39,946)
	Pound Sterling	5,857,618	May 2006	(56,793)
	Pound Sterling	10,463,422	May 2006	(27,905)
	Pound Sterling	5,872,073	May 2006	(42,338)

				($528,988)

John Hancock Funds II Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

		Principal Amount	Settlement	Appreciation
Fund	Currency	Covered by Contract	Date	(Depreciation)

Real Return Bond	Sells

	Canadian Dollar	477,889	Mar 2006	($5,696)
	Euro	307,924	Mar 2006	(1,252)

				($6,948)

Spectrum Income	Buys

	Australian Dollar	47,439	May 2006	$185
	Canadian Dollar	1,870,311	May 2006	21,322
	Czech Koruna	2,797,000	May 2006	56
	Danish Kroner	470,487	May 2006	(40)
	Hungarian Forint	28,340,000	May 2006	(1,198)
	Indian Rupee	15,201,600	May 2006	399
	Israeli Shekel	3,924,276	May 2006	4,249
	Japanese Yen	1,566,710,067	May 2006	120,849
	New Taiwan Dollar	5,740,000	May 2006	(1,059)
	Norwegian Krone	930,000	May 2006	1,333
	Polish Zloty	489,218	May 2006	1,382
	Pound Sterling	1,201,334	May 2006	7,079
	South African Rand	175,042	May 2006	250
	South Korean Won	1,319,458,500	May 2006	3,566
	Swedish Krona	11,113,085	May 2006	(19,186)
	Euro	1,524,283	May 2006	(9,295)
	Philippine Peso	18,041,580	Jul 2006	6,791
	Yuan Renminbi	5,099,277	Oct 2006	1,104

				$137,787

	Sells

	Australian Dollar	1,509,477	Mar 2006	($5,492)
	New Zealand Dollar	1,481,705	Mar 2006	57,405
	Mexican Peso	1,474,155	Mar 2006	(4,853)
	New Zealand Dollar	293,767	Apr 2006	6,086
	Australian Dollar	202,056	May 2006	(36)
	Canadian Dollar	2,473,915	May 2006	(81)
	Danish Kroner	250,000	May 2006	5,016
	Euro	3,761,348	May 2006	8,871
	Israeli Shekel	663,872	May 2006	(2,776)
	Japanese Yen	3,530,805	May 2006	(63,202)
	Mexican Peso	2,138,323	May 2006	(16,049)
	New Taiwan Dollar	178,040	May 2006	(147)
	New Zealand Dollar	1,977,452	May 2006	41,981
	Polish Zloty	149,910	May 2006	1,157
	Pound Sterling	545,585	May 2006	(445)
	South African Rand	122,781	May 2006	1,578
	Yuan Renminbi	652,081	Oct 2006	(2,023)

				$26,990

John Hancock Funds II Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

		Principal Amount	Settlement	Appreciation
Fund	Currency	Covered by Contract	Date	(Depreciation)

Total Return	Buys

	Japanese Yen	1,070,132,000	Mar 2006	$147,534
	Pound Sterling	2,196,000	Mar 2006	30,197
	Japanese Yen	76,071,000	May 2006	14,827

				$192,558

	Sells

	Euro	24,474,634	Mar 2006	($99,472)
	Euro	79,754,508	Mar 2006	223,386
	Euro	10,498,128	Apr 2006	305,070

				$428,984

Vista	Sells

	Euro	126,616	Mar 2006	($471)
	Euro	151,785	Mar 2006	(592)
	Japanese Yen	1,595,213	Mar 2006	(12,006)
	Swiss Franc	592,652	Mar 2006	(1,005)

				($14,074)

Forward Commitments All Funds may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Funds at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The Fund may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Fund’s net asset value starting on the day the Fund agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments.

Federal Income Taxes Each Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of Income and Gains The Funds record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Funds with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a return of capital.

Capital Accounts The Funds report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Advisory Fees The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Fund, subject to the supervision of the Board of Trustees. Under the Advisory Agreement each Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of the listed below rates, expressed as percentages of the Aggregate Net Assets of each Fund. Aggregate Net Assets include the net assets of the Fund and, in most cases, the net assets of one or more other funds, for the period during which the subadviser to the Fund also serves as the subadviser to the other fund(s).

500 Index: 0.470% - first $500 million; and 0.460% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and 500 Index, a series of John Hancock Trust (“JHT”))

Active Bond: 0.600% - at all asset levels
(Aggregate Net Assets include the net assets of the Fund)

All Cap Growth: 0.900% - first $500 million; and 0.850% - excess over $500 million. Effective January 1, 2006, the Adviser voluntarily reduced the advisory fees as follows: 0.850% - first $500 million, 0.825% - next $500 million; and 0.800% - excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund)

John Hancock Funds II Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

All Cap Value: 0.850% - first $250 million; 0.800% - next $250 million; and 0.750% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and All Cap Value, a series of JHT)

Blue Chip Growth: 0.825% - first $1 billion; and 0.800% - excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and Blue Chip Growth, a series of JHT)

Capital Appreciation: 0.850% - first $300 million; and 0.800% - excess over $300 million.
(Aggregate Net Assets include the net assets of the Fund and Capital Appreciation, a series of JHT)

Core Bond: 0.690% - first $200 million; 0.640% - next $200 million; and 0.600% - excess over $400 million.
(Aggregate Net Assets include the net assets of the Fund and Core Bond, a series of JHT)

Core Equity: 0.850% - first $350 million; and 0.750% - excess over $350 million.
(Aggregate Net Assets include the net assets of the Fund and Core Equity, a series of JHT)

Emerging Growth: 0.800% - at all asset levels.
(Aggregate Net Assets include the net assets of the Fund and Emerging Growth, a series of JHT)

Emerging Small Company: 1.000% - first $500 million; 0.970% - next $500 million; and 0.950% - excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and Emerging Small Company, a series of JHT)

Equity-Income: 0.825% - first $1 billion; and 0.800% - excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and Equity-Income, a series of JHT)

Fundamental Value: 0.850% - first $50 million; 0.800% - next $450 million; and 0.750% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and Fundamental Value, a series of JHT)

Global Bond: 0.700% - at all asset levels.
(Aggregate Net Assets include the net assets of the Fund)

High Yield: 0.725% - first $500 million; and 0.650% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and High Yield, a series of JHT)

International Equity Index: 0.550% - first $100 million; and 0.530% - excess over $100 million.
(Aggregate Net Assets include the net assets of the Fund and International Equity Index A, a series of JHT)

International Opportunities: 1.000% - first $250 million; 0.950% - next $250 million; and 0.900% -excess over $500 million.
Effective January 1, 2006, the Adviser voluntarily reduced the advisory fees as follows:
0.900% - first $750 million, 0.850% - next $750 million; and 0.800% - excess over $1.5 billion.
(Aggregate Net Assets include the net assets of the Fund and International Opportunities, a series of JHT)

International Small Cap: 1.050% - first $200 million; 0.950% - next $300 million; and 0.850% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and International Small Cap, a series of JHT)

International Stock: 0.920% - first $100 million; 0.895% - next $900 million; and 0.880% - excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and International Stock, a series of JHT)

International Value: 0.950% - first $200 million; 0.850% - next $300 million; and 0.800% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund, International Value, a series of JHT and Global, a series of JHT)

Investment Quality Bond: 0.600% - first $500 million; and 0.550% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and Investment Quality Bond, a series of JHT)

Large Cap: 0.850% - first $250 million; 0.800% - next $250 million; and 0.750% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and Large Cap, a series of JHT)

Large Cap Value: 0.850% - first $300 million; 0.825% - next $200 million; and 0.800% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and Large Cap Value, a series of JHT)

Mid Cap Core: 0.950% - first $10 million; 0.900% - next $40 million; 0.875% - next $150 million; 0.850% - next $300 million; and 0.825% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund)

Mid Cap Index: 0.490% - first $250 million; 0.480% - next $250 million; and 0.460% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and Mid Cap Index, a series of JHT)

Mid Cap Stock: 0.875% - first $200 million; 0.850% - next $300 million; and 0.825% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and Mid Cap Stock, a series of JHT)

Mid Cap Value: 0.900% - first $200 million; 0.850% - next $300 million; and 0.825% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and Mid Cap Value, a series of JHT)

John Hancock Funds II Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED
Natural Resources: 1.050% - first $50 million; and 1.000% - excess over $50 million.
(Aggregate Net Assets include the net assets of the Fund and Natural Resources, a series of JHT)

Quantitative Mid Cap: 0.750% - first $200 million; and 0.650% - excess over $200 million.
(Aggregate Net Assets include the net assets of the Fund and Quantitative Mid Cap, a series of JHT)

Quantitative Value: 0.700% - first $500 million; 0.650% - next $500 million; and 0.600% - excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and Quantitative Value, a series of JHT)

Real Estate Securities: 0.700% - at all asset levels.
(Aggregate Net Assets include the net assets of the Fund and Real Estate Securities, a series of JHT)

Real Return Bond: 0.700% - at all asset levels.
(Aggregate Net Assets include the net assets of the Fund)

Small Cap: 0.850% - at all asset levels.
(Aggregate Net Assets include the net assets of the Fund and Small Cap, a series of JHT)

Small Cap Index: 0.490% - first $250 million; 0.480% - next $250 million; and 0.460% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and Small Cap Index, a series of JHT)

Small Cap Opportunities: 1.000% - first $500 million; and 0.950% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and Small Cap Opportunities, a series of JHT)

Small Company: 1.050% - first $125 million; and 1.000% - excess over $125 million.
(Aggregate Net Assets include the net assets of the Fund and Small Company, a series of JHT)

Small Company Growth: 1.050% - first $250 million; and 1.000% - excess over $250 million.
(Aggregate Net Assets include the net assets of the Fund. However, the applicable rate is 1.000% of all net assets of the Fund when the aggregate net assets of the following exceed $1 billion: the
Fund, All Cap Growth Fund and Mid Cap Core Fund of John Hancock Funds II, and Small Company Growth, All Cap Growth and Mid Cap Core of JHT.)

Small Company Value: 1.050% - first $500 million; and 1.000% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and Small Company Value, a series of JHT)

Special Value: 1.000% - first $500 million; and 0.950% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and Special Value, a series of JHT)

Spectrum Income: 0.800% - first $250 million; and 0.725% - excess over $250 million.
(Aggregate Net Assets include the net assets of the Fund and Spectrum Income, a series of JHT)

Strategic Bond: 0.725% - first $500 million; and 0.650% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and Strategic Bond, a series of JHT)

Strategic Value: 0.850% - first $300 million; 0.825% - next $300 million; 0.800% - next $300 million; 0.775% - next $600 million; and 0.700% - excess over $1.5 billion.
(Aggregate Net Assets include the net assets of the Fund and Strategic Value, a series of JHT)

Total Return: 0.700% - at all asset levels.
(Aggregate Net Assets include the net assets of the Fund)

U.S. Global Leaders Growth: 0.7125% - first $500 million; and 0.675% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and U.S. Global Leaders Growth, a series of JHT)

U.S. Government Securities: 0.650% - first $500 million; and 0.550% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and U.S. Government Securities, a series of JHT)

U.S. High Yield Bond: 0.750% - first $200 million; and 0.720% - excess over $200 million.
(Aggregate Net Assets include the net assets of the Fund and U.S. High Yield Bond, a series of JHT)

U.S. Multi Sector: 0.780% - first $500 million; 0.760% - next $500 million; 0.750% - next $1.5 billion; and 0.740% - excess over $2.5 billion.
(Aggregate Net Assets include the net assets of the Fund and U.S. Multi Sector, a series of JHT)

Value & Restructuring: 0.850% - first $500 million; and 0.800% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and Value & Restructuring, a series of JHT)

Vista: 0.900% - first $250 million; 0.850% - next $250 million; 0.825% - next $500 million; and 0.800% - excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and Vista, a series of JHT)

John Hancock Funds II Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Expense Reimbursement The Adviser agreed to voluntarily reduce its advisory fee or reimburse each Fund if the total of all expenses (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, extraordinary expenses not incurred in the ordinary course of the Funds’ business, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the Funds dealing with services for shareholders and others with beneficial interests in shares of the Funds) exceed the following:

- 0.05% of average daily net assets of 500 Index and International Equity Index;

- 0.75% of average daily net assets of Global Bond, International Opportunities, International Small Cap, International Stock, International Value, Mid Cap Index and Small Cap Index;

- 0.06% of average daily net assets of Emerging Small Company; and

- 0.50% of average daily net assets in the case of all other Funds.

In addition, the Adviser voluntarily agreed to waive a portion of its advisory fee for Blue Chip Growth, Emerging Small Company, Equity-Income, International Value, Mid Cap Index, Small Cap Index, Small Company Value and Spectrum Income in the amount of $57,625, $9,971, $46,376, $56,339, $2,885, $2,851, $34,174 and $25,222, respectively.

The Adviser reserves the right to terminate this limitation at any time.

Administration Fees The Funds have an agreement with the Adviser that requires the Funds to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Funds, including the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution Plan The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Funds have adopted a Distribution Plan with respect to Class 1, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Funds. Accordingly, the Funds make monthly payments to JH Funds at an annual rate not to exceed 0.05% of average daily net asset value of Class 1. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Trustees’ Fees The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Fund based on its average daily net asset value.

4. GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. TRANSACTIONS WITH AFFILIATES In accordance with the provisions of Rule 17a-7 under the Investment Company Act of 1940, the following Funds purchased securities from other investment companies managed by the Adviser:

Fund	Securities	Fund	Securities

Active Bond	$30,301,592	Large Cap Value	$51,521,227
All Cap Growth	98,798,769	Mid Cap Core	38,570,448
All Cap Value	86,922,640	Mid Cap Stock	124,413,857
Blue Chip Growth	316,533,066	Mid Cap Value	110,022,338
Capital Appreciation	73,055,233	Natural Resources	175,862,266
Core Bond	54,735,339	Quantitative Mid Cap	119,725,249
Core Equity	137,955,468	Quantitative Value	218,234,113
Emerging Growth	220,368,575	Real Estate Securities	231,747,990
Emerging Small Company	80,407,901	Real Return Bond	30,716,184
Equity-Income	314,487,283	Small Cap	52,695,271
Fundamental Value	181,255,872	Small Cap Opportunities	72,118,864
Global Bond	144,533,513	Small Company	17,136,629
High Yield	243,144,865	Small Company Value	164,993,124
International Opportunities	84,657,804	Special Value	11,223,102
International Small Cap	93,201,858	Strategic Bond	106,952,521
International Stock	160,507,420	Strategic Value	35,432,428
International Value	279,045,705	Total Return	214,557,112
Investment Quality Bond	59,092,020	U.S. Global Leaders Growth	100,184,303
Large Cap	30,397,391	U.S. Government Securities	33,508,063
		U.S. High Yield Bond	41,274,193

The trades were executed at the last sale price at the end of the day on October 14, 2005. All transactions were executed in accordance with Rule 17a-7 policies and procedures approved by the Board of Trustees on September 23, 2005.

Effective October 28, 2005, approximately $12 billion of assets held in separate accounts of John Hancock Life Insurance Company (USA) and invested in certain unaffiliated mutual funds were transferred into the Funds of John Hancock Funds II. All costs associated with the transfer of these assets were borne by the Adviser. In addition, the Adviser or the sub-adviser to the following Funds made payments to the Funds during the period: All Cap Value in the amount of $457,281 effective December 20, 2005; International Opportunities in the amount of $3,948,536 effective December 30, 2005; and Mid Cap Stock in the amount of $1,357,491 effective January 27, 2006. These payments were made to reimburse the Funds for any lost investment opportunity that may have resulted from the timing of the investment of these assets that was effective October 28, 2005.

John Hancock Funds II Notes to Financial Statements (Unaudited)

6. LINE OF CREDIT The Funds have entered into an agreement which enables them to participate, with other funds managed by the Adviser, in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made primarily to temporarily finance the repurchase of capital shares. They may also be used to temporarily finance purchase or sale of securities. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% per annum. In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Fund on a prorated basis based on average net assets. For the period ended February 28, 2006 there were no borrowings under the line of credit.

7. CAPITAL SHARES Share activities for the Funds for period ended February 28, 2006 were as follows:

500 Index	Period ended 2-28-06[c]
	Shares	Amount

Class NAV shares
Sold	25,551,074	$265,270,480
Distributions reinvested	77,276	847,720

Net increase (decrease)	25,628,350	$266,118,200
c Period from 10-29-05 (commencement of operations) to 2-28-06.

Active Bond	Period ended 2-28-06[d]
	Shares	Amount

Class 1 shares
Sold	3,970,452	$38,159,068
Distributions reinvested	23,216	223,338
Repurchased	(288,072)	(2,774,277)
Net increase (decrease)	3,705,596	$35,608,129

Class NAV shares
Sold	37,081,989	$355,777,385
Distributions reinvested	229,241	2,203,004
Repurchased	(95,451)	(919,277)
Net increase (decrease)	37,215,779	$357,061,112

Net increase (decrease)	40,921,375	$392,669,241
d Class 1 and Class NAV shares began operations on 10-15-05 and 10-27-05, respectively.

All Cap Growth	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	2,192,414	$34,056,844
Distributions reinvested	923	15,666
Repurchased	(133,996)	(2,251,755)
Net increase (decrease)	2,059,341	$31,820,755

Class NAV shares
Sold	6,269,370	$98,232,881
Distributions reinvested	2,919	49,558
Net increase (decrease)	6,272,289	$98,282,439

Net increase (decrease)	8,331,630	$130,103,194
a Period from 10-15-05 (commencement of operations) to 2-28-06.

All Cap Value	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	1,311,006	$18,246,267
Distributions reinvested	1,978	29,388
Repurchased	(136,320)	(2,038,128)
Net increase (decrease)	1,176,664	$16,237,527

Class NAV shares
Sold	11,187,012	$155,722,519
Distributions reinvested	18,130	268,692
Net increase (decrease)	11,205,142	$155,991,211

Net increase (decrease)	12,381,806	$172,228,738
a Period from 10-15-05 (commencement of operations) to 2-28-06.

John Hancock Funds II Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Blue Chip Growth	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	7,414,455	$122,806,494
Distributions reinvested	5,306	96,099
Repurchased	(378,750)	(6,669,464)
Net increase (decrease)	7,041,011	$116,233,129

Class NAV shares
Sold	57,027,957	$957,502,698
Distributions reinvested	44,161	798,874
Repurchased	(168,634)	(2,965,390)
Net increase (decrease)	56,903,484	$955,336,182

Net increase (decrease)	63,944,495	$1,071,569,311
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Capital Appreciation	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	1,889,634	$17,826,844
Repurchased	(109,957)	(1,092,625)
Net increase (decrease)	1,779,677	$16,734,219

Class NAV shares
Sold	28,009,122	$263,611,365
Repurchased	(238,202)	(2,352,332)
Net increase (decrease)	27,770,920	$261,259,033

Net increase (decrease)	29,550,597	$277,993,252
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Core Bond	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	31,671	$397,007
Distributions reinvested	73	911
Repurchased	(1,070)	(13,407)
Net increase (decrease)	30,674	$384,511

Class NAV shares
Sold	13,942,345	$174,171,997
Distributions reinvested	91,474	1,142,506
Repurchased	(2,064)	(25,865)
Net increase (decrease)	14,031,755	$175,288,638

Net increase (decrease)	14,062,429	$175,673,149
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Core Equity	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	592,824	$8,280,474
Repurchased	(29,123)	(432,690)
Net increase (decrease)	563,701	$7,847,784

Class NAV shares
Sold	33,622,792	$468,998,544
Repurchased	(609,027)	(9,172,421)
Net increase (decrease)	33,013,765	$459,826,123

Net increase (decrease)	33,577,466	$467,673,907
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Emerging Growth	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	13,751,629	$225,491,011
Repurchased	(7,543,616)	(123,852,338)
Net increase (decrease)	6,208,013	$101,638,673

Class NAV shares
Sold	2,347,198	$38,509,694
Repurchased	(39,470)	(692,706)
Net increase (decrease)	2,307,728	$37,816,988

Net increase (decrease)	8,515,741	$139,455,661

a Period from 10-15-05 (commencement of operations) to 2-28-06.

John Hancock Funds II Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Emerging Small Company	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	1,877,330	$53,048,601
Repurchased	(137,010)	(4,191,066)
Net increase (decrease)	1,740,320	$48,857,535

Class NAV shares
Sold	1,100,027	$30,997,159
Repurchased	(1,100,027)	(30,756,765)
Net increase (decrease)	—	$240,394

Net increase (decrease)	1,740,320	$49,097,929
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Equity-Income	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	9,977,103	$160,199,580
Distributions reinvested	35,892	612,671
Repurchased	(385,984)	(6,535,370)
Net increase (decrease)	9,627,011	$154,276,881

Class NAV shares
Sold	39,227,744	$634,810,505
Distributions reinvested	139,155	2,371,194
Repurchased	(20,773)	(345,897)
Net increase (decrease)	39,346,126	$636,835,802

Net increase (decrease)	48,973,137	$791,112,683
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Fundamental Value	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	3,749,428	$54,162,473
Distributions reinvested	7,132	109,544
Repurchased	(106,302)	(1,609,378)
Net increase (decrease)	3,650,258	$52,662,639

Class NAV shares
Sold	39,187,550	$571,792,504
Distributions reinvested	80,076	1,226,769
Repurchased	(8,096)	(119,942)
Net increase (decrease)	39,259,530	$572,899,331

Net increase (decrease)	42,909,788	$625,561,970
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Global Bond	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	2,917,693	$42,461,405
Distributions reinvested	15,790	227,540
Repurchased	(319,388)	(4,594,895)
Net increase (decrease)	2,614,095	$38,094,050

Class NAV shares
Sold	34,705,083	$500,913,673
Distributions reinvested	194,896	2,800,652
Repurchased	(72,519)	(1,035,698)
Net increase (decrease)	34,827,460	$502,678,627

Net increase (decrease)	37,441,555	$540,772,677
a Period from 10-15-05 (commencement of operations) to 2-28-06.

John Hancock Funds II Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

High Yield	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	4,027,104	$40,706,893
Distributions reinvested	46,771	473,790
Repurchased	(324,109)	(3,311,113)
Net increase (decrease)	3,749,766	$37,869,570

Class NAV shares
Sold	137,053,082	$1,383,334,948
Distributions reinvested	1,649,072	16,639,138
Repurchased	(271,467)	(2,752,259)
Net increase (decrease)	138,430,687	$1,397,221,827

Net increase (decrease)	142,180,453	$1,435,091,397
a Period from 10-15-05 (commencement of operations) to 2-28-06.

International Equity Index	Period ended 2-28-06[c]
	Shares	Amount

Class NAV shares
Sold	10,576,953	$165,389,497
Distributions reinvested	125,191	2,080,681
Repurchased	(75,984)	(1,298,240)

Net increase (decrease)	10,626,160	$166,171,938
c Period from 10-29-05 (commencement of operations) to 2-28-06.

International Opportunities	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	180,963	$2,678,695
Distributions reinvested	2,942	42,136
Repurchased	(9,585)	(140,939)
Net increase (decrease)	174,320	$2,579,892

Class NAV shares
Sold	26,997,359	$368,225,318
Distributions reinvested	1,294,924	18,582,164
Repurchased	(755,487)	(11,122,764)
Net increase (decrease)	27,536,796	$375,684,718

Net increase (decrease)	27,711,116	$378,264,610
a Period from 10-15-05 (commencement of operations) to 2-28-06.

International Small Cap	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	1,859,493	$34,462,298
Distributions reinvested	3,177	59,757
Repurchased	(221,952)	(4,201,511)
Net increase (decrease)	1,640,718	$30,320,544

Class NAV shares
Sold	25,567,040	$465,549,831
Distributions reinvested	54,397	1,022,670
Repurchased	(22,354)	(420,031)
Net increase (decrease)	25,599,083	$466,152,470

Net increase (decrease)	27,239,801	$496,473,014
a Period from 10-15-05 (commencement of operations) to 2-28-06.

John Hancock Funds II Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

International Stock	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	2,469,327	$29,772,930
Distributions reinvested	49,782	625,258
Repurchased	(150,001)	(1,864,976)
Net increase (decrease)	2,369,108	$28,533,212

Class NAV shares
Sold	69,853,987	$827,718,211
Distributions reinvested	1,555,823	19,525,582
Repurchased	(1,328,315)	(16,655,645)
Net increase (decrease)	70,081,495	$830,588,148

Net increase (decrease)	72,450,603	$859,121,360
a Period from 10-15-05 (commencement of operations) to 2-28-06.

International Value	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	7,140,855	$108,735,984
Distributions reinvested	22,472	353,039
Repurchased	(279,476)	(4,355,438)
Net increase (decrease)	6,883,851	$104,733,585

Class NAV shares
Sold	54,049,335	$808,713,637
Distributions reinvested	183,500	2,875,449
Repurchased	(162,141)	(2,590,323)
Net increase (decrease)	54,070,694	$808,998,763

Net increase (decrease)	60,954,545	$913,732,348
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Investment Quality Bond	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	2,970,755	$35,178,481
Distributions reinvested	23,086	272,643
Repurchased	(202,582)	(2,399,494)
Net increase (decrease)	2,791,259	$33,051,630

Class NAV shares
Sold	7,105,998	$83,955,627
Distributions reinvested	58,406	689,195
Repurchased	(35,589)	(421,728)
Net increase (decrease)	7,128,815	$84,223,094

Net increase (decrease)	9,920,074	$117,274,724
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Large Cap	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	214,285	$3,030,651
Distributions reinvested	100	1,427
Repurchased	(109,133)	(1,549,401)
Net increase (decrease)	105,252	$1,482,677

Class NAV shares
Sold	11,646,054	$157,218,581
Distributions reinvested	14,836	212,012
Net increase (decrease)	11,660,890	$157,430,593

Net increase (decrease)	11,766,142	$158,913,270

a Period from 10-15-05 (commencement of operations) to 2-28-06.

John Hancock Funds II Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Large Cap Value	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	638,932	$13,176,257
Distributions reinvested	1,106	24,236
Repurchased	(58,509)	(1,266,182)
Net increase (decrease)	581,529	$11,934,311

Class NAV shares
Sold	6,525,001	$133,720,033
Distributions reinvested	13,349	293,006
Net increase (decrease)	6,538,350	$134,013,039

Net increase (decrease)	7,119,879	$145,947,350
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Mid Cap Core	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	506,151	$8,110,447
Distributions reinvested	480	8,276
Repurchased	(23,190)	(393,620)
Net increase (decrease)	483,441	$7,725,103

Class NAV shares
Sold	19,757,361	$317,229,951
Distributions reinvested	21,720	374,238
Net increase (decrease)	19,779,081	$317,604,189

Net increase (decrease)	20,262,522	$325,329,292
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Mid Cap Index	Period ended 2-28-06[c]
	Shares	Amount

Class NAV shares
Sold	3,368,106	$56,928,168
Distributions reinvested	5,412	98,937

Net increase (decrease)	3,373,518	$57,027,105
c Period from 10-29-05 (commencement of operations) to 2-28-06.

Mid Cap Stock	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	6,591,155	$92,347,833
Distributions reinvested	7,197	110,835
Repurchased	(161,963)	(2,449,457)
Net increase (decrease)	6,436,389	$90,009,211

Class NAV shares
Sold	10,468,630	$146,872,717
Distributions reinvested	12,654	195,005
Repurchased	(12,861)	(193,438)
Net increase (decrease)	10,468,423	$146,874,284

Net increase (decrease)	16,904,812	$236,883,495
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Mid Cap Value	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	4,672,309	$82,834,932
Distributions reinvested	8,173	156,020
Repurchased	(134,537)	(2,515,334)
Net increase (decrease)	4,545,945	$80,475,618

Class NAV shares
Sold	6,795,131	$121,089,866
Distributions reinvested	12,119	230,981
Net increase (decrease)	6,807,250	$121,320,847

Net increase (decrease)	11,353,195	$201,796,465

a Period from 10-15-05 (commencement of operations) to 2-28-06.

John Hancock Funds II Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Natural Resources	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	1,929,288	$57,166,298
Distributions reinvested	1,596	51,094
Repurchased	(180,237)	(5,618,896)
Net increase (decrease)	1,750,647	$51,598,496

Class NAV shares
Sold	23,578,533	$674,582,319
Distributions reinvested	21,664	691,085
Repurchased	(5,042,157)	(151,337,884)
Net increase (decrease)	18,558,040	$523,935,520

Net increase (decrease)	20,308,687	$575,534,016
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Quantitative Mid Cap	Period ended 2-28-06[d]
	Shares	Amount

Class 1 shares
Sold	9,656,852	$131,826,789
Distributions reinvested	4,513	67,202
Repurchased	(344,770)	(5,036,014)
Net increase (decrease)	9,316,595	$126,857,977

Class NAV shares
Sold	2,861,457	$39,558,858
Distributions reinvested	1,504	22,396
Net increase (decrease)	2,862,961	$39,581,254

Net increase (decrease)	12,179,556	$166,439,231
d Class 1 and Class NAV shares began operations on 10-15-05 and 10-27-05, respectively.

Quantitative Value	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	11,590,966	$163,560,152
Distributions reinvested	20,598	316,796
Repurchased	(6,188,664)	(88,334,912)
Net increase (decrease)	5,422,900	$75,542,036

Class NAV shares
Sold	16,426,174	$234,366,703
Distributions reinvested	59,655	917,492
Repurchased	(10,149)	(152,737)
Net increase (decrease)	16,475,680	$235,131,458

Net increase (decrease)	21,898,580	$310,673,494
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Real Estate Securities	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	5,705,744	$131,901,365
Distributions reinvested	39,680	993,592
Repurchased	(396,146)	(9,760,392)
Net increase (decrease)	5,349,278	$123,134,565

Class NAV shares
Sold	21,295,969	$499,822,797
Distributions reinvested	153,456	3,836,410
Repurchased	(538,692)	(13,693,798)
Net increase (decrease)	20,910,733	$489,965,409

Net increase (decrease)	26,260,011	$613,099,974

a Period from 10-15-05 (commencement of operations) to 2-28-06.

John Hancock Funds II Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Real Return Bond	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	1,227,291	$16,581,583
Distributions reinvested	10,547	140,167
Repurchased	(109,694)	(1,476,615)
Net increase (decrease)	1,128,144	$15,245,135

Class NAV shares
Sold	45,256,032	$604,972,631
Distributions reinvested	402,138	5,308,220
Repurchased	(32,911)	(439,493)
Net increase (decrease)	45,625,259	$609,841,358

Net increase (decrease)	46,753,403	$625,086,493
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Small Cap	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	32,179	$472,306
Repurchased	(5,409)	(78,191)
Net increase (decrease)	26,770	$394,115

Class NAV shares
Sold	13,696,604	$185,137,581
Repurchased	(29,225)	(438,331)
Net increase (decrease)	13,667,379	$184,699,250

Net increase (decrease)	13,694,149	$185,093,365
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Small Cap Index	Period ended 2-28-06[c]
	Shares	Amount

Class NAV shares
Sold	3,976,538	$55,951,009
Distributions reinvested	5,687	86,672

Net increase (decrease)	3,982,225	$56,037,681
c Period from 10-29-05 (commencement of operations) to 2-28-06.

Small Cap Opportunities	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	1,179,618	$25,458,533
Distributions reinvested	2,275	52,542
Repurchased	(59,898)	(1,360,841)
Net increase (decrease)	1,121,995	$24,150,234

Class NAV shares
Sold	9,771,939	$208,700,510
Distributions reinvested	21,585	496,243
Net increase (decrease)	9,793,524	$209,196,753

Net increase (decrease)	10,915,519	$233,346,987
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Small Company	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	402,945	$6,256,229
Repurchased	(19,044)	(314,389)
Net increase (decrease)	383,901	$5,941,840

Class NAV shares
Sold	4,651,307	$70,603,715
Repurchased	(57,873)	(982,707)
Net increase (decrease)	4,593,434	$69,621,008

Net increase (decrease)	4,977,335	$75,562,848

a Period from 10-15-05 (commencement of operations) to 2-28-06.

John Hancock Funds II Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Small Company Growth	Period ended 2-28-06[b]
	Shares	Amount

Class NAV shares
Sold	5,640,644	$56,548,324

Net increase (decrease)	5,640,644	$56,548,324
b Period from 10-29-05 (commencement of operations) to 2-28-06.

Small Company Value	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	6,170,136	$130,498,511
Distributions reinvested	11,964	272,671
Repurchased	(224,992)	(5,130,855)
Net increase (decrease)	5,957,108	$125,640,327

Class NAV shares
Sold	8,696,355	$184,783,636
Distributions reinvested	17,657	401,689
Repurchased	(11,255)	(262,418)
Net increase (decrease)	8,702,757	$184,922,907

Net increase (decrease)	14,659,865	$310,563,234
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Special Value	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	150,708	$2,865,794
Distributions reinvested	60	1,203
Repurchased	(7,726)	(157,108)
Net increase (decrease)	143,042	$2,709,889

Class NAV shares
Sold	5,222,567	$98,734,853
Distributions reinvested	3,993	80,457
Net increase (decrease)	5,226,560	$98,815,310

Net increase (decrease)	5,369,602	$101,525,199
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Spectrum Income	Period ended 2-28-06[b]
	Shares	Amount

Class NAV shares
Sold	62,773,651	$628,631,793
Distributions reinvested	394,581	3,989,211
Repurchased	(41,575)	(418,153)

Net increase (decrease)	63,126,657	$632,202,851
b Period from 10-29-05 (commencement of operations) to 2-28-06.

Strategic Bond	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	3,418,684	$40,526,323
Distributions reinvested	28,020	332,313
Repurchased	(177,323)	(2,108,853)
Net increase (decrease)	3,269,381	$38,749,783

Class NAV shares
Sold	38,868,749	$459,918,793
Distributions reinvested	323,699	3,832,601
Repurchased	(41,243)	(489,564)
Net increase (decrease)	39,151,205	$463,261,830

Net increase (decrease)	42,420,586	$502,011,613

a Period from 10-15-05 (commencement of operations) to 2-28-06.

John Hancock Funds II Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Strategic Value	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	1,297,525	$13,420,984
Distributions reinvested	1,752	18,908
Repurchased	(91,531)	(986,034)
Net increase (decrease)	1,207,746	$12,453,858

Class NAV shares
Sold	11,210,981	$115,583,452
Distributions reinvested	16,987	182,610
Net increase (decrease)	11,227,968	$115,766,062

Net increase (decrease)	12,435,714	$128,219,920
a Period from 10-15-05 (commencement of operations) to 2-28-06.

Total Return	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	8,374,816	$114,755,432
Distributions reinvested	52,640	721,705
Repurchased	(303,791)	(4,171,129)
Net increase (decrease)	8,123,665	$111,306,008

Class NAV shares
Sold	67,687,909	$923,152,829
Distributions reinvested	421,069	5,760,221
Repurchased	(178,075)	(2,438,702)
Net increase (decrease)	67,930,903	$926,474,348

Net increase (decrease)	76,054,568	$1,037,780,356
a Period from 10-15-05 (commencement of operations) to 2-28-06.

U.S. Global Leaders Growth	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	1,853,602	$23,746,090
Distributions reinvested	798	10,881
Repurchased	(102,343)	(1,369,496)
Net increase (decrease)	1,752,057	$22,387,475

Class NAV shares
Sold	29,987,022	$397,714,310
Distributions reinvested	14,554	198,525
Net increase (decrease)	30,001,576	$397,912,835

Net increase (decrease)	31,753,633	$420,300,310
a Period from 10-15-05 (commencement of operations) to 2-28-06.

U.S. Government Securities	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	3,705,330	$50,171,864
Distributions reinvested	24,343	328,635
Repurchased	(315,211)	(4,266,743)
Net increase (decrease)	3,414,462	$46,233,756

Class NAV shares
Sold	10,772,472	$145,384,289
Distributions reinvested	72,313	974,052
Repurchased	(97,674)	(1,318,996)
Net increase (decrease)	10,747,111	$145,039,345

Net increase (decrease)	14,161,573	$191,273,101

a Period from 10-15-05 (commencement of operations) to 2-28-06.

John Hancock Funds II Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

U.S. High Yield Bond	Period ended 2-28-06[a]
	Shares	Amount

Class 1 shares
Sold	58,080	$748,606
Distributions reinvested	136	1,743
Repurchased	(13,077)	(169,098)
Net increase (decrease)	45,139	$581,251

Class NAV shares
Sold	12,530,528	$160,097,268
Distributions reinvested	160,060	2,045,560
Net increase (decrease)	12,690,588	$162,142,828

Net increase (decrease)	12,735,727	$162,724,079
a Period from 10-15-05 (commencement of operations) to 2-28-06.

U.S. Multi Sector	Period ended 2-28-06[b]
	Shares	Amount

Class NAV shares
Sold	101,914,226	$1,023,363,825
Distributions reinvested	134,960	1,421,127
Repurchased	(27,371)	(282,604)

Net increase (decrease)	102,021,815	$1,024,502,348
b Period from 10-29-05 (commencement of operations) to 2-28-06.

Value & Restructuring	Period ended 2-28-06[b]
	Shares	Amount

Class NAV shares
Sold	15,977,733	$160,240,003
Distributions reinvested	37,778	406,118
Repurchased	(234,006)	(2,550,460)

Net increase (decrease)	15,781,505	$158,095,661
b Period from 10-29-05 (commencement of operations) to 2-28-06.

Vista	Period ended 2-28-06[b]
	Shares	Amount

Class NAV shares
Sold	9,679,275	$97,277,527

Net increase (decrease)	9,679,275	$97,277,527

b Period from 10-29-05 (commencement of operations) to 2-28-06.

John Hancock Funds II Notes to Financial Statements (Unaudited)

8. INVESTMENT TRANSACTIONS The following summarizes the securities transactions (except for short-term investments) for the Funds for the period ended February 28, 2006:

		Purchases	Sales and Maturities
FUND	U.S. Government	Other Issuers	U.S. Government	Other Issuers
500 Index	—	$247,680,387	—	$2,835,796
Active Bond	$810,032,344	167,774,561	$562,577,099	23,468,413
All Cap Growth	—	183,505,036	—	56,537,334
All Cap Value	—	199,296,460	—	33,057,634
Blue Chip Growth	—	1,171,093,062	—	109,081,833
Capital Appreciation	—	335,591,057	—	60,939,005
Core Bond	455,938,110	170,592,222	391,994,178	46,437,092
Core Equity	—	479,813,534	—	18,832,942
Emerging Growth	5,940,288	250,186,282	2,995,623	119,626,049
Emerging Small Company	—	90,631,865	—	43,233,512
Equity-Income	—	789,826,652	—	34,940,120
Fundamental Value	—	596,411,827	—	4,805,980
Global Bond	559,770,071	859,654,814	527,245,514	427,377,621
High Yield	—	1,557,107,271	—	244,167,880
International Equity Index	—	159,645,637	—	1,605,066
International Opportunities	—	524,943,554	—	168,180,486
International Small Cap	—	590,290,658	—	149,725,678
International Stock	7,660,655	1,362,979,094	—	568,297,623
International Value	—	1,141,836,488	—	283,479,438
Investment Quality Bond	51,209,484	70,775,041	16,354,703	2,461,688
Large Cap	—	170,607,708	—	16,646,635
Large Cap Value	—	181,600,992	—	35,937,616
Mid Cap Core	—	396,238,526	—	138,073,736
Mid Cap Index	—	55,796,765	—	2,865,369
Mid Cap Stock	—	353,785,748	—	126,770,017
Mid Cap Value	—	215,127,324	—	24,259,122
Natural Resources	—	970,544,551	—	411,476,800
Quantitative Mid Cap	—	228,846,620	—	66,274,439
Quantitative Value	—	474,732,153	—	167,092,008
Real Estate Securities	—	763,848,199	—	155,169,748
Real Return Bond	874,490,638	92,727,574	257,534,344	48,892,331
Small Cap	—	219,552,792	—	41,181,212
Small Cap Index	—	54,502,436	—	1,868,727
Small Cap Opportunities	—	263,014,162	—	44,274,816
Small Company	—	110,607,896	—	35,337,751
Small Company Growth	—	65,953,794	—	10,388,095
Small Company Value	—	322,622,223	—	26,117,829
Special Value	—	101,464,774	—	5,897,273
Spectrum Income	273,969,917	628,276,486	158,845,607	163,083,033
Strategic Bond	396,075,435	259,647,130	172,204,998	30,248,311
Strategic Value	—	142,418,169	—	16,560,563
Total Return	2,232,888,492	467,406,934	1,741,686,238	19,965,549
U.S. Global Leaders Growth	—	426,017,954	—	9,265,106
U.S. Government Securities	311,038,922	—	130,765,150	—
U.S. High Yield Bond	—	189,956,086	—	35,157,886
U.S. Multi Sector	—	1,803,995,729	—	831,576,382
Value & Restructuring	—	166,956,655	—	10,135,309
Vista	—	171,133,999	—	75,056,743

John Hancock Funds II Notes to Financial Statements (Unaudited)

INVESTMENT TRANSACTIONS, CONTINUED

At February 28, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/ (depreciation) of investment securities for federal income tax purposes is as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Appreciation	(Depreciation)	Appreciation/(Depreciation)
500 Index	$19,774,881	($3,272,704)	$16,502,177
Active Bond	1,313,399	(1,211,995)	101,404
All Cap Growth	13,734,434	(1,387,326)	12,347,108
All Cap Value	16,678,490	(1,539,540)	15,138,950
Blue Chip Growth	92,655,143	(10,443,633)	82,211,510
Capital Appreciation	22,144,011	(2,631,436)	19,512,575
Core Bond	376,778	(599,006)	(222,228)
Core Equity	38,789,681	(5,608,277)	33,181,404
Emerging Growth	24,970,081	(3,519,778)	21,450,303
Emerging Small Company	7,926,578	(882,213)	7,044,365
Equity-Income	63,123,307	(6,922,111)	56,201,196
Fundamental Value	37,586,831	(7,031,092)	30,555,739
Global Bond	873,022	(2,758,391)	(1,885,369)
High Yield	32,858,517	(11,617,469)	21,241,048
International Equity Index	23,905,601	(2,433,899)	21,471,702
International Opportunities	61,137,057	(2,953,463)	58,183,594
International Small Cap	65,212,511	(11,164,809)	54,047,702
International Stock	108,099,709	(9,429,060)	98,670,649
International Value	91,332,561	(16,708,579)	74,623,982
Investment Quality Bond	588,122	(592,307)	(4,185)
Large Cap	11,769,847	(1,988,730)	9,781,117
Large Cap Value	12,532,558	(1,317,380)	11,215,178
Mid Cap Core	20,618,471	(2,450,620)	18,167,851
Mid Cap Index	7,212,656	(887,976)	6,324,680
Mid Cap Stock	33,251,019	(5,161,919)	28,089,100
Mid Cap Value	17,355,761	(5,272,060)	12,083,701
Natural Resources	93,694,769	(7,237,410)	86,457,359
Quantitative Mid Cap	21,871,689	(2,083,824)	19,787,865
Quantitative Value	24,299,321	(4,546,854)	19,752,467
Real Estate Securities	82,480,571	(292,638)	82,187,933
Real Return Bond	6,061,466	(442,215)	5,619,251
Small Cap	28,572,464	(4,293,991)	24,278,473
Small Cap Index	9,004,320	(1,105,739)	7,898,581
Small Cap Opportunities	31,863,923	(4,683,086)	27,180,837
Small Company	9,458,642	(1,568,813)	7,889,829
Small Company Growth	8,273,178	(1,121,198)	7,151,980
Small Company Value	47,201,962	(4,804,675)	42,397,287
Special Value	11,419,164	(1,603,880)	9,815,284
Spectrum Income	13,803,688	(3,106,908)	10,696,780
Strategic Bond	4,511,525	(1,724,061)	2,787,464
Strategic Value	10,328,824	(3,371,821)	6,957,003
Total Return	4,193,531	(2,780,011)	1,413,520
U.S. Global Leaders Growth	13,307,661	(9,765,925)	3,541,736
U.S. Government Securities	663,492	(450,770)	212,722
U.S. High Yield Bond	2,845,431	(676,692)	2,168,739
U.S. Multi Sector	66,600,182	(17,679,520)	48,920,662
Value & Restructuring	20,260,336	(2,959,470)	17,300,866
Vista	14,345,761	(892,852)	13,452,909

John Hancock Funds II Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited)

This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

EVALUATION BY THE BOARD OF TRUSTEES

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each series of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board will regularly evaluate the Trust’s advisory and subadvisory arrangements, including consideration of the six factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The six factors to be regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows;

4. whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

5. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust; and

6. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all six factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure: factors (1), (2) and (6) are of primary relevance; factors (3) and (4) generally are less signifi-cant to the Trustees’ considerations because subadvisory fees are paid to subadvisers by the Adviser and not directly by the Funds, and issues pertaining to economies of scale are considered in connection with the approval of the advisory fees that are paid directly by the Funds; and with respect to those subadvisers that are not affiliated with the Adviser, because the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length, factor (5) generally is also less signifi-cant to the Trustees’ considerations except in those circumstances in which such attention may be warranted because the comparative fee information considered in connection with factor (6) indicates that the subadvisory fees will materially exceed those normally charged under comparable circumstances.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

APPROVAL OF ADVISORY AGREEMENT

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the six factors that it considers, the Board:

1 (a) considered the high value to the Trust of JHIMS’s long relationship with investment companies within the same fund complex as the Trust, the skills and competency which JHIMS has demonstrated in managing the affairs and subadvisory relationships of these other investment companies, JHIMS’s ability to oversee and monitor the subadvisers’ investment performance and compliance programs and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement;

2 reviewed the investment performance of comparably managed funds of each of the Funds; the comparative performance of their respective benchmarks and comparable funds (i.e., funds having approximately the same investment objective); and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the comparably managed funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and each of their subadvisers;

3 & 4 reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (a) that to the extent that Funds have sub-advisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (b) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (c) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

5 (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) and considered an analysis presented by JHIMS regarding the estimated net profitability to JHIMS of the advisory fee structure;

(b) reviewed the profitability of the JHIMS’ relationship with the Funds in terms of the total amount of annual advisory fees it is estimated to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS will derive reputational and other indirect benefits from providing advisory services to the Funds, and

John Hancock Funds II Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited) — continued

APPROVAL OF ADVISORY AGREEMENT, CONTINUED

(d) noted that JHIMS will pay the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees to be paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

6 reviewed comparative information with respect to the proposed advisory fee rates and concluded that the Trust’s anticipated advisory fees are within the range of those incurred by other comparable funds and that the Trust’s advisory structure is thus competitive within the industry. In considering the proposed advisory fee rates, the Board took into account the high level of services expected to be provided to the Funds and the other factors considered.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

APPROVAL OF SUBADVISORY AGREEMENTS

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(1) information relating to each subadviser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and, if applicable, past subadvisory services to affiliated funds of the Trust;

(2) the investment performance of comparatively managed funds of the Fund and comparative performance information relating to the comparatively managed fund’s benchmark and comparable funds;

(3) the proposed subadvisory fee for each Fund and comparative fee information; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

1 The Subadviser has extensive experience and demonstrated skills as a manager;

2 Although not without variation, the current and historical performance of the comparably managed funds of Subadviser to the Funds generally has been within the range of the current and historical performance of comparable funds and the comparably managed funds’ respective benchmarks;

3 With respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser and generally are within the range of industry norms; and

4 The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements that would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust’s Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

5 As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (ranging from $1 to $12 million) if the Subadvisory Agreement with respect to any of the following Funds to be subadvised by GMO is terminated within a five year period from the date of its effectiveness: U.S. Core Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value Opportunities Fund and Growth Opportunities Fund.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the Subadvisory Agreement with respect to any of the Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust Funds subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO Subadvisory Agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the Sub-advisory Agreement with respect to each of the Funds subadvised by GMO, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the Subadvisory Agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser's fiduciary duty and the Board's fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

Additional information that the Board considered for a particular fund is set forth in Appendix A.

John Hancock Funds II Appendix A

Performance of Comparable
Fund	Funds as of June 30, 2005	Estimated Fees and Expenses	Comments

500 Index	Performance of the 500 Index	Subadvisory fees for this Fund are	The Board noted that performance of
	Trust of John Hancock Trust	lower than its peer group median.	the comparable fund is within the
(MFC Global Investment	(“JHT”) has lagged its benchmark		expected tracking error guidelines
Management (U.S.A.) Limited)	index over the one, three and five	Advisory fees for this Fund are	gross of fees over all available time
	year periods.	higher than its peer group median.	periods, and the relatively small range
among the funds in its peer group.
	Performance of this Fund has	Total expenses for this Fund are
	lagged its peer group average over	higher than its peer group median.
the one and five year periods.

Performance of this Fund has
outperformed its peer group
average over the five year period.

Active Bond	Performance of the Active Bond	Subadvisory fees for this Fund are
	Trust of JHT has lagged its	lower than the peer group median.
(Declaration Management &	benchmark index over the five
Research LLC)	year period.	Advisory fees for this Fund are
higher than the peer group median.
(John Hancock Advisers)	Performance of this Fund has
	outperformed its benchmark index	Total expenses for this Fund are
	over the one and three year periods.	lower than the peer group median.

Performance of this Fund has
outperformed its peer group
average over the one, three and
five year periods.

All Cap Growth	Performance of the All Cap Growth	Subadvisory fees for this Fund are	The Board noted that AIM announced
	Trust of JHT has lagged its	higher than the peer group median.	a manager change on September 16,
(A I M Capital	benchmark index over the one		2005 with respect to the comparable
Management, Inc.)	and three year periods.	Advisory fees for this Fund are	fund and this Fund and that JHIMS
		higher than the peer group median.	will provide a report at the next
	Performance of this Fund has		Board meeting.
	outperformed its benchmark index	Total expenses for this Fund are
	over the five year period.	lower than the peer group median.

Performance of this Fund has
lagged its peer group average over
the one, three and five year periods.

All Cap Value	Performance of the All Cap Value	Subadvisory fees for this Fund are
	Trust of JHT has lagged its	higher than the peer group median.
(Lord, Abbett & Co.)	benchmark index over the one and
	three year periods.	Advisory fees for this Fund are
higher than the peer group median.
Performance of this Fund has
	lagged its peer group average over	Total expenses for this Fund are
	the one year period.	lower than the peer group median.

Performance of this Fund has
outperformed its peer group
average over the three year period.

John Hancock Funds II Appendix A — continued

Performance of Comparable
Fund	Funds as of June 30, 2005	Estimated Fees and Expenses	Comments

Blue Chip Growth	Performance of the Blue Chip	Subadvisory fees for this Fund are	The Board noted that this Fund should
	Growth Trust of JHT has lagged its	higher than the peer group median.	be closely monitored since the
(T. Rowe Price Associates, Inc.)	benchmark index over the one,		performance of the comparable fund
	three and five year periods.	Advisory fees for this Fund are	had lagged its benchmark for certain
		higher than the peer group median.	time periods.
Performance of this Fund has
	outperformed its peer group	Total expenses for this Fund are
	average over the one, three and	lower than the peer group median.
five year periods.

Capital Appreciation	Performance of the Capital	Subadvisory fees for this Fund are
	Appreciation Trust of JHT has	higher than the peer group median.
(Jennison Associates LLC)	lagged its benchmark index over
	the three year period.	Advisory fees for this Fund are
higher than the peer group median.
Performance of this Fund has
	outperformed its benchmark index	Total expenses for this Fund are
	over the one year period.	lower than the peer group median.

Performance of this Fund has
outperformed its peer group
average over the one and three
year periods.

Core Bond	Performance of the Wells Capital	Subadvisory fees for this Fund are
	Core Bond retail fund has	lower than the peer group median.
(Wells Capital	outperformed its benchmark
Management, Inc.)	index in the one, three and five	Advisory fees for this Fund are
	year periods.	higher than the peer group median.

	Performance of this Fund has	Total expenses for this Fund are
	outperformed its peer group	higher than the peer group median.
average in the one, three and five
year periods.

Core Equity	Performance of the Core Equity	Subadvisory fees for this Fund are
	Trust of JHT has outperformed its	higher than the peer group median.
(Legg Mason Funds	benchmark index over the one
Management, Inc.)	year period.	Advisory fees for this Fund are
higher than the peer group median.
Performance of this Fund has
	outperformed its peer group	Total expenses for this Fund are
	average over the one year period.	lower than the peer group median.

Emerging Growth	Performance of the Emerging	Subadvisory fees for this Fund are
	Growth Trust of JHT has lagged its	lower than the peer group median.
(MFC Global Investment	benchmark index over the one
Management (U.S.A.) Limited)	year period.	Advisory fees for this Fund are
lower than the peer group median.
Performance of this Fund has
	lagged its peer group average over	Total expenses for this Fund are
	the one year period.	lower than the peer group median.

John Hancock Funds II Appendix A — continued

Performance of Comparable
Fund	Funds as of June 30, 2005	Estimated Fees and Expenses	Comments

Emerging Small Company	Performance of the Emerging	Subadvisory fees for this Fund are	The Board noted that JHIMS will be
	Small Company Trust of JHT has	higher than the peer group median.	meeting with the manager for an
(Franklin Advisers, Inc.)	lagged its benchmark index over		update in the 4th quarter and will
	the one, three and five year periods.	Advisory fees for this Fund are	provide a report at the next Board
		higher than the peer group median.	meeting.
Performance of this Fund has
	lagged its peer group average over	Total expenses for this Fund are
	the one, three and five year periods.	lower than the peer group median.

Equity-Income	Performance of the Equity-Income	Subadvisory fees for this Fund are
	Trust of JHT has lagged its	higher than the peer group median.
(T. Rowe Price Associates, Inc.)	benchmark index over the one
	and three year periods.	Advisory fees for this Fund are
higher than the peer group median.
Performance of this Fund has
	outperformed its benchmark	Total expenses for this Fund are
	index over the five year period.	lower than the peer group median.

Performance of this Fund has
lagged its peer group average over
the one year period.

Performance of this Fund has
outperformed its peer group
average over the three and five
year periods.

Fundamental Value	Performance of the Fundamental	Subadvisory fees for this Fund are
	Value Trust of JHT has	equal to the peer group median.
(Davis Selected Advisers, L.P.)	outperformed its benchmark
	index over the one and three	Advisory fees for this Fund are
	year periods.	higher than the peer group median.

	Performance of this Fund has	Total expenses for this Fund are
	outperformed its peer group	lower than the peer group median.
average over the one and three
year periods.

Global Bond	Performance of the Global Bond	Subadvisory fees for this Fund are
	Trust of JHT has lagged its	higher than the peer group median.
(Pacific Investment	benchmark index over the one
Management Company)	year period.	Advisory fees for this Fund are
higher than the peer group median.
Performance of this Fund has
	outperformed its benchmark	Total expenses for this Fund are
	index over the three and five	lower than the peer group median.
year periods.

Performance of this Fund has
lagged its peer group average over
the one year period.

Performance of this Fund has
outperformed its peer group
average over the three and five
year periods.

John Hancock Funds II Appendix A — continued

Performance of Comparable
Fund	Funds as of June 30, 2005	Estimated Fees and Expenses	Comments

High Yield	Performance of the High Yield	Subadvisory fees for this Fund are	The Board noted that SBAM assumed
	Trust of JHT has lagged its	lower than the peer group median.	subadvisory responsibilities for the
(Salomon Brothers	benchmark index over the three		comparable fund in May 2003 and
Asset Management, Inc.)	and five year periods.	Advisory fees for this Fund are	that performance has exceeded the
(“SBAM”)		higher than the peer group median.	peer group average and benchmark
	Performance of this Fund has		index over the one year time period
	outperformed its benchmark	Total expenses for this Fund are	ended June 30, 2005.
	index over the one year period.	lower than the peer group median.

Performance of this Fund has
lagged its peer group average over
the three and five year periods.

Performance of this Fund has
outperformed its peer group
average over the one year period.

International Equity Index	Performance of the International	Subadvisory fees for this Fund are	The Board noted that performance of
	Equity-Index Trust of JHT has	higher than its peer group median.	the comparable fund is within the
(SSgA Funds	lagged its benchmark index over		expected tracking error guidelines
Management, Inc.)	the one, three and five year periods.	Advisory fees for this Fund are	gross of fees. The Board further noted
		higher than its peer group median.	the manager change effective
	Performance of this Fund has		March 25, 2004.
	outperformed its peer group	Total expenses for this Fund are
	average over the one, three and	higher than its peer group median.
five year periods.

International Opportunities	Performance of the Marsico	Subadvisory fees for this Fund are
	International Opportunities retail	higher than the peer group median.
(Marsico Capital	fund has lagged behind its
Management, LLC)	benchmark index over the one	Advisory fees for this Fund are
	and three year periods.	higher than the peer group median.

	Performance of this Fund has	Total expenses for this Fund are
	underperformed its peer group	lower than the peer group median.
average over the one year period.

Performance of this Fund has
outperformed its peer group
average over the three year period.

International Small Cap	Performance of the International	Subadvisory fees for this Fund are	The Board noted that Templeton
	Small Cap Trust of JHT has lagged	lower than the peer group median.	assumed management responsibilities
(Templeton Investment	its benchmark index over the one,		for the comparable fund in May 2003.
Counsel, Inc.)	three and five year periods.	Advisory fees for this Fund are	Although relative returns have lagged
		lower than the peer group median.	the benchmark index and peer group
	Performance of this Fund has		average, this Fund is within 2 basis
	lagged its peer group average over	Total expenses for this Fund are	points of the peer group average since
	the one, three and five year periods.	lower than the peer group median.	new management took over in
May 2003.

John Hancock Funds II Appendix A — continued

Performance of Comparable
Fund	Funds as of June 30, 2005	Estimated Fees and Expenses	Comments

International Stock	Performance of the International	Subadvisory fees for this Fund are	The Board noted the subadvisor to the
	Stock Trust of JHT has lagged its	higher than the peer group median.	comparable fund was changed to
(Grantham, Mayo, Van	benchmark index over the one,		GMO on August 1, 2005.
Otterloo & Co., LLC) (“GMO”)	three and five year periods.	Advisory fees for this Fund are
lower than the peer group median.
Performance of this Fund has
	lagged its peer group average over	Total expenses for this Fund are
	the three year period.	higher than the peer group median.

Performance of this Fund has
outperformed its peer group
average over the one and five
year periods.

International Value	Performance of the International	Subadvisory fees for this Fund are
	Value Trust of JHT has	lower than the peer group median.
(Templeton Investment	outperformed its benchmark
Counsel, Inc.)	index over the one, three and five	Advisory fees for this Fund are
	year periods.	lower than the peer group median.

	Performance of this Fund has	Total expenses for this Fund are
	lagged its peer group average over	lower than the peer group median.
the five year period.

Performance of this Fund has
outperformed its peer group
average over the one and three
year periods.

Investment Quality Bond	Performance of the Investment	Subadvisory fees for this Fund are	The Board noted that this Fund
	Quality Bond Trust of JHT has	lower than the peer group median.	should be closely monitored since the
(Wellington Management	lagged its benchmark index over		performance of the comparable fund
Company, LLP)	the five year period.	Advisory fees for this Fund are	was below its peer group and had
		higher than the peer group median.	lagged its benchmark over the five
	Performance of this Fund has out-		year period.
	performed its benchmark index	Total expenses for this Fund are
	over the one and three year periods.	lower than the peer group median.

Performance of this Fund has
lagged its peer group average over
the one, three and five year periods.

Large Cap	Performance of the UBS Large Cap	Subadvisory fees for this Fund are
	retail fund has outperformed its	higher than the peer group median.
(UBS Global	benchmark index over the one,
Asset Management)	three and five year periods.	Advisory fees for this Fund are
higher than the peer group median.
Performance of this Fund has
	outperformed its peer group	Total expenses for this Fund are
	average over the one, three and	lower than the peer group median.
five year periods.

Large Cap Value	Performance of the Large Cap	Subadvisory fees for this Fund are
	Value Trust of JHT has	higher than the peer group median.
(Fund Asset Management, L.P.	outperformed its benchmark
(Mercury Advisors)	index over the one year period.	Advisory fees for this Fund are
higher than the peer group median.
Performance of this Fund has
	outperformed its peer group	Total expenses for this Fund are
	average over the one year period.	lower than the peer group median.

John Hancock Funds II Appendix A — continued

Performance of Comparable
Fund	Funds as of June 30, 2005	Estimated Fees and Expenses	Comments

Mid Cap Core	Performance of the Mid Cap Core	Subadvisory fees for this Fund are	The Board noted that this Fund
	Trust of JHT has lagged its	higher than the peer group median.	should be closely monitored since the
(A I M Capital	benchmark index over the one		performance of the comparable fund
Management, Inc.)	year period.	Advisory fees for this Fund are	was below benchmark and peer group
		higher than the peer group median.	over the one year period.
Performance of this Fund has
	lagged its peer group average	Total expenses for this Fund are
	over the one year period.	lower than the peer group median.

Mid Cap Index	Performance of the Mid Cap	Subadvisory fees for this Fund are	The Board noted that performance is
	Index Trust of JHT has lagged its	lower than its peer group median.	within the expected tracking error
(MFC Global Investment	benchmark index over the one,		guidelines gross of fees over all
Management (U.S.A.) Limited)	three and five year periods.	Advisory fees for this Fund are	available time periods, and also noted
		higher than its peer group median.	the relatively small range among the
	Performance of this Fund has		peer group.
	lagged its peer group average over	Total expenses for this Fund are
	the three year period.	higher than its peer group median.

Performance of this Fund has
outperformed its peer group
average over the one and five
year periods.

Mid Cap Stock	Performance of the Mid Cap	Subadvisory fees for this Fund are
	Stock Trust of JHT has lagged its	lower than the peer group median.
(Wellington Management	benchmark index over the one
Company, LLP)	year period.	Advisory fees for this Fund are
higher than the peer group median.
Performance of this Fund has
	outperformed its benchmark	Total expenses for this Fund are
	index over the three and five	lower than the peer group median.
year periods.

Performance of this Fund has
outperformed its peer group
average over the one, three and
five year periods.

Mid Cap Value	Performance of the Mid Cap	Subadvisory fees for this Fund are
	Value Trust of JHT has lagged its	higher than the peer group median.
(Lord, Abbett & Co.)	benchmark index over the one
	and three year periods.	Advisory fees for this Fund are
higher than the peer group median.
Performance of this Fund has
	outperformed its peer group	Total expenses for this Fund are
	average over the one and three	lower than the peer group median.
year periods.

Natural Resources	Performance of the Natural	Subadvisory fees for this Fund are
	Resources Trust of JHT has	higher than the peer group median.
(Wellington Management	outperformed its benchmark
Company, LLP)	index over the one year period.	Advisory fees for this Fund are
higher than the peer group median.
Performance of this Fund has
	outperformed its peer group	Total expenses for this Fund are
	average over the one year period.	lower than the peer group median.

John Hancock Funds II Appendix A — continued

Performance of Comparable
Fund	Funds as of June 30, 2005	Estimated Fees and Expenses	Comments

Quantitative Mid Cap	Performance of the Quantitative	Subadvisory fees for this Fund are
	Mid Cap Trust of JHT has	lower than the peer group median.
(MFC Global Investment	outperformed its benchmark
Management (U.S.A.) Limited)	index over the one and three	Advisory fees for this Fund are
	year periods.	lower than the peer group median.

	Performance of this Fund has	Total expenses for this Fund are
	outperformed its peer group	lower than the peer group median.
average over the one and three
year periods.

Quantitative Value	Performance of the Quantitative	Subadvisory fees for this Fund are
	Value Trust of JHT has	higher than the peer group median.
(MFC Global Investment	outperformed its benchmark
Management (U.S.A.) Limited)	index over the one year period.	Advisory fees for this Fund are
lower than the peer group median.
Performance of this Fund has
	outperformed its peer group	Total expenses for this Fund are
	average over the one year period.	lower than the peer group median.

Real Estate Securities	Performance of the Real Estate	Subadvisory fees for this Fund are	The Board noted the comparable
	Securities Trust of JHT has lagged	lower than the peer group median.	fund’s change in subadviser in 2002
(Deutsche Asset	its benchmark index over the		and that this Fund’s longer term
Management, Inc.)	five year period.	Advisory fees for this Fund are	performance reflects the performance
		lower than the peer group median.	of the previous subadviser.
Performance of this Fund has
	outperformed its benchmark	Total expenses for this Fund are
	index over the one and three	lower than the peer group median.
year periods.

Performance of this Fund has
lagged its peer group average over
the five year period.

Performance of this Fund has
outperformed its peer group
average over the one and three
year periods.

Real Return Bond	Performance of the Real Return	Subadvisory fees for this Fund are
	Bond Trust of JHT has lagged its	higher than the peer group median.
(Pacific Investment	benchmark index over the one
Management Company)	year period.	Advisory fees for this Fund are
higher than its peer group median.
Performance of this Fund has
	outperformed its peer group	Total expenses for this Fund are
	average over the one year period.	higher than the peer group median.

John Hancock Funds II Appendix A — continued

Performance of Comparable
Fund	Funds as of June 30, 2005	Estimated Fees and Expenses	Comments

Small Cap	Performance of the Independence	Subadvisory fees for this Fund are
	Small Cap retail fund has	higher than the peer group median.
(Independence	outperformed its benchmark
Investment LLC)	index over the one and five	Advisory fees for this Fund are
	year periods.	higher than the peer group median.

	Performance of this Fund has	Total expenses for this Fund are
	lagged behind its benchmark	higher than the peer group median.
index over the three year period.

Performance of this Fund has
outperformed its peer group
average over the one and five
year periods.

Performance of this Fund has
lagged behind its peer group
average over the three year period.

Small Cap Index	Performance of the Small Cap	Subadvisory fees for this Fund are	The Board noted that performance is
	Index Trust of JHT has lagged its	lower than its peer group median.	within the expected tracking error
(MFC Global Investment	benchmark index over the one,		guidelines gross of fees over all
Management (U.S.A.) Limited)	three and five year periods.	Advisory fees for this Fund are	available time periods.
higher than its peer group median.
Performance of this Fund has
	lagged its peer group average over	Total expenses for this Fund are
	the one, three and five year periods.	higher than its peer group median.

Small Cap Opportunities	Performance of the Small Cap	Subadvisory fees for this Fund are
	Opportunities Trust of JHT has	higher than the peer group median.
(Munder Capital Management)	outperformed its benchmark index
	over the one year period.	Advisory fees for this Fund are
higher than the peer group median.
Performance of this Fund has
	outperformed its peer group	Total expenses for this Fund are
	average over the one year period.	lower than the peer group median.

Small Company	Performance of the Small	Subadvisory fees for this Fund are
	Company Trust of JHT has	higher than the peer group median.
(American Century	outperformed its benchmark
Investment Management, Inc.)	index over the one year period.	Advisory fees for this Fund are
higher than the peer group median.
Performance of this Fund has
	outperformed its peer group	Total expenses for this Fund are
	average over the one year period.	higher than the peer group median.

Small Company Growth	Performance of the AIM Small	Subadvisory fees for this Fund are
	Company Growth retail fund has	higher than the peer group median.
(A I M Capital	outperformed its benchmark
Management, Inc.)	index over the one year period.	Advisory fees for this Fund are
higher than the peer group median.
Performance for this Fund has
	lagged behind its benchmark	Total expenses for this Fund are
	index over the three and five	higher than the peer group median.
year periods.

Performance for this Fund has
lagged behind its peer group
average over the one, three and
five year periods.

John Hancock Funds II Appendix A — continued

Performance of Comparable
Fund	Funds as of June 30, 2005	Estimated Fees and Expenses	Comments

Small Company Value	Performance of the Small	Subadvisory fees for this Fund are	The Board noted that T. Rowe Price
	Company Trust of JHT has	higher than the peer group median.	assumed management responsibilities
(T. Rowe Price Associates, Inc.)	lagged its benchmark index		in May 2001. Although relative returns
	over the one, three and five	Advisory fees for this Fund are	have lagged the benchmark index and
	year periods.	higher than the peer group median.	peer group average, the Fund is within
the range of the peer group average for
	Performance of this Fund has	Total expenses for this Fund are	the last four years and the manager’s
	lagged its peer group average	lower than the peer group median.	longer term composite (eight years)
	over the one, three and five		is strong.
year periods.

Special Value	Performance of the Special Value	Subadvisory fees for this Fund are	The Board took into account
	Trust of JHT has lagged its	higher than the peer group median.	management’s discussion of the
(Salomon Brothers	benchmark index over the one		factors that contributed to the
Asset Management, Inc.)	year period.	Advisory fees for this Fund are	comparable fund’s performance,
		higher than the peer group median.	including the effect of current
	Performance of this Fund has		market conditions.
	lagged its peer group average over	Total expenses for this Fund are
	the one year period.	higher than the peer group median.

Spectrum Income	Performance of the T. Rowe Price	Subadvisory fees for this Fund are
	Spectrum Income retail fund has	higher than the peer group median.
(T. Rowe Price Associates, Inc.)	outperformed its benchmark index
	in the one and three year periods.	Advisory fees for this Fund are
higher than the peer group median.
Performance of this Fund has
	lagged behind its benchmark	Total expenses for this Fund are
	index over the five year periods.	lower than the peer group median.

Performance of this Fund has
lagged behind its peer group
average over the one, and three
year periods.

Performance of this Fund has
outperformed its peer group
average over the five year period.

Strategic Bond	Performance of the Strategic Bond	Subadvisory fees for this Fund are
	Trust of JHT has outperformed its	lower than the peer group median.
(Salomon Brothers	benchmark index over the one,
Asset Management, Inc.)	three and five year periods.	Advisory fees for this Fund are
higher than the peer group median.
Performance of this Fund has
	lagged its peer group average over	Total expenses for this Fund are
	the one and three year periods.	lower than the peer group median.

Performance of this Fund has
outperformed its peer group
average over the five year period.

Strategic Value	Performance of the Strategic	Subadvisory fees for this Fund are
	Value Trust of JHT has lagged its	higher than the peer group median.
(Massachusetts Financial	benchmark index over the one
Services Company)	and three year periods.	Advisory fees for this Fund are
higher than the peer group median.
Performance of this Fund has
	outperformed its peer group	Total expenses for this Fund are
	average over the one and three	lower than the peer group median.
year periods.

John Hancock Funds II Appendix A — continued

Performance of Comparable
Fund	Funds as of June 30, 2005	Estimated Fees and Expenses	Comments

Total Return	Performance of the Total Return	Subadvisory fees for this Fund are
	Trust of JHT has outperformed	equal to the peer group median.
(Pacific Investment	its benchmark index over the one,
Management Company)	three and five year periods.	Advisory fees for this Fund are
higher than the peer group median.
Performance of this Fund has
	outperformed its peer group	Total expenses for this Fund are
	average over the one, three and	higher than the peer group median.
five year periods.

U.S. Global Leaders Growth	Performance of the U.S. Global	Subadvisory fees for this Fund are	The Board took into account
	Leaders Growth Trust of JHT has	lower than the peer group median.	management’s discussion of the
(Sustainable Growth	lagged its benchmark index over		comparable fund’s performance,
Advisers, L.P.)	the one year period.	Advisory fees for this Fund are	including the effect of current market
		lower than the peer group median.	conditions on the fund’s performance.
Performance of this Fund has
	lagged its peer group average over	Total expenses for this Fund are
	the one year period.	higher than the peer group median.

U.S. Government Securities	Performance of the U.S.	Subadvisory fees for this Fund are
	Government Securities Trust of	higher than the peer group median.
(Salomon Brothers	JHT has lagged its benchmark
Asset Management, Inc.)	index over the three and five	Advisory fees for this Fund are
	year periods.	higher than the peer group median.

	Performance of this Fund has	Total expenses for this Fund are
	outperformed its benchmark	lower than the peer group median.
index over the one year period.

Performance of this Fund has
outperformed its peer group
average over the one, three and
five year periods.

U.S. High Yield Bond	Performance of the Wells Capital	Subadvisory fees for this Fund are
	U.S. High Yield Bond retail fund	lower than the peer group median.
(Wells Capital	has lagged behind its benchmark
Management, Inc.)	index over the one and three	Advisory fees for this Fund are
	year periods.	higher than the peer group median.

	Performance of this Fund has	Total expenses for this Fund are
	outperformed its benchmark	higher than the peer group median.
index over the five year period.

Performance of this Fund has
lagged behind its peer group
average over the one and three
year periods.

Performance of this Fund has
outperformed its peer group
average over the five year period.

John Hancock Funds II Appendix A — continued

Performance of Comparable
Fund	Funds as of June 30, 2005	Estimated Fees and Expenses	Comments

U.S. Multi Sector	Performance of the GMO Retail	Subadvisory fees for this Fund are
	U.S. Multi Sector fund has	higher than the peer group median.
(Grantham, Mayo, Van	outperformed its benchmark
Otterloo & Co., LLC)	index over the one, three and	Advisory fees for this Fund are
	five year periods.	higher than the peer group median.

	Performance of this Fund has	Total expenses for this Fund are
	outperformed its peer group	lower than the peer group median.
average over the one, three and
five year periods.

Value & Restructuring	Performance of the UST Value &	Subadvisory fees for this Fund are
	Restructuring retail fund has	higher than the peer group median.
(UST Advisers, Inc.)	outperformed its benchmark
	index over the one, three and five	Advisory fees for this Fund are
	year periods.	higher than the peer group median.

	Performance of this Fund has	Total expenses for this Fund are
	outperformed its peer group	lower than the peer group median.
average over the one, three and
five year periods.

Vista	Performance of the American	Subadvisory fees for this Fund are
	Century Vista retail fund has	higher than the peer group median.
(American Century	lagged behind its benchmark
Investment Management, Inc.)	index over the one and three	Advisory fees for this Fund are
	year period.	higher than the peer group median.

	Performance of this Fund has	Total expenses for this Fund are
	outperformed behind its	higher than the peer group median.
benchmark index over the five
year period.

Performance of this Fund has
lagged behind its peer group
average over the one year period.

Performance of this Fund has
outperformed its peer group
average over the three and five
year periods.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY From time to time, mutual funds are required to vote proxies related to the securities held by the Funds. Each of the John Hancock Funds II Funds vote proxies according to the Trust’s proxy voting policies and procedures approved by the Board of Trustees. A description of the Trust’s proxy voting policies and procedures and the proxy results are available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Management of the Trust

Trustees

James R. Boyle
Charles L. Bardelis
Peter S. Burgess
Elizabeth G. Cook
William H. Cunningham
Charles L. Ladner
Hassell H. McLellan
James M. Oates

Officers

Keith F. Hartstein, President
John G. Vrysen, Chief Financial Officer
Gordon M. Shone, Treasurer
Betsy A. Seel, Secretary and Chief Legal Officer
George M. Boyd, Assistant Secretary
Francis V. Knox, Vice President and Chief Compliance Officer

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock

601 Congress Street
Boston MA 02210-2805

JHF2SA 2/06

JOHN HANCOCK

Lifestyle Aggressive Portfolio

2.28.2006 Semiannual Report

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 12

For more information
page 33

To Our Shareholders,

After producing modest returns in 2005, the stock market started off strong in the first two months of 2006. The major indexes all advanced and produced two-month returns that were already half as much as the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 2.93% through February 2006, versus 4.91% last year in total. Investors were encouraged solid corporate earnings, a slower-growing economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of their 18-month campaign of rising interest rates

Although a solid yearly beginning has typically augured well for the rest of the year, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The portfolio seeks
long-term growth
of capital. Current
income is not a
consideration. To
pursue this goal,
the portfolio, which
is a fund-of-funds,
normally invests
100% of its assets
in underlying
funds which
invest primarily in
equity securities.

Since inception[a]
 * Equities performed quite well during the reporting period. Oil price volatility has not diminished the underlying support that equities have received from strong corporate earnings and solid economic growth.

* All the underlying funds produced positive results during the reporting period and the Lifestyle Aggressive Portfolio outperformed the S&P 500 index.

* The Portfolio benefited most from allocations to funds that invest in small- and mid-cap stocks, as well as funds that invest in
non-U.S. equities.

Total returns for the Portfolio are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 began operations on 10-18-05 and Class 1 began operation on 10-15-05.

Asset Allocation
Equity	% of Total
U.S. Large Cap	38.00
International	24.00
U.S. Small Cap	14.00
U.S. Mid Cap	13.00
International Small Cap	6.00
Natural Resources	5.00

As a percentage of the Portfolio’s net assets on February 28, 2006.

1

FROM THE MANAGEMENT TEAM OF MFC GLOBAL INVESTMENT MANAGEMENT

MANAGERS’ REPORT

JOHN HANCOCK Lifestyle Aggressive Portfolio

For the reporting period of October 18, 2005 through February 28, 2006, all major equity indexes posted positive results, while bonds advanced modestly. The dominant influence of energy on the economy and on business profitability kept equity and oil prices locked in contrary motion: equities fell in December and January as oil prices firmed, and rallied in October, November and February as oil prices declined. Oil price volatility has not diminished the underlying support that equities have received from strong corporate earnings and solid economic growth.

“For the reporting period of October 18, 2005 through February 28, 2006, all major equity indexes posted positive results while bonds advanced modestly.”

U.S. small-cap stocks were the best performers over the reporting period, followed by mid-cap stocks. Large-cap stocks continued to trail, which is consistent with the last two years of unremarkable performance. Small- and mid-cap growth stocks beat their value counterparts, while value stocks outperformed in the large-cap area. International stocks produced strong results during this period, outperforming U.S. equities by approximately 6%. This performance was bolstered by strong results in Japan and Germany.

Performance results

From inception October 18, 2005 (for Class I inception is October 15, 2005) through February 28, 2006, John Hancock Lifestyle Aggressive Portfolio’s Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class I shares posted total returns of 11.38%, 11.14%, 11.14%, 11.25%, 11.38%, 11.44% and 11.48%, respectively, at net asset value. That compared with the 8.42% return of the Portfolio’s benchmark Standard & Poor’s 500 Index.

2

Performance explanation

This portfolio outperformed its benchmark since inception. Performance was aided by non-traditional asset classes such as natural resources and international small-cap stocks. Resilient oil prices and strengthening industrial and precious metals lifted the Wellington-managed Natural Resources Fund to a strong gain in the period. Though volatile as individual portfolios, International Small Cap Fund (+10.92%, Templeton) and Natural Resources Fund (+16.04%) provided excellent returns. The risks inherent in these asset classes, which have small allocations in this Lifestyle Aggressive Portfolio, are diffused by the Portfolio’s broad diversification.

Allocations to traditional equity asset classes also added value, particularly the exposure to non-U.S. funds and small- and mid-cap funds. International Opportunities Fund (+19.39%, Marsico), a growth-oriented fund, led the way on the non-U.S. side. In the mid- and small-cap portion of the portfolio, Mid Cap Stock Fund (+18.17%, Wellington) and Small Company Value Fund (+14.91%, T. Rowe Price) were top performers.

“Performance was aided by non-traditional asset classes such as natural resources and international small-cap stocks.”

In the U.S. large-cap portion of the portfolio, U.S. Multi-Sector Fund (GMO) was the main detractor from performance. This was due in large part to the fund’s positioning in higher-quality names. The fund’s management team continues to believe that low-quality stocks are extremely overvalued and that high-quality equities represent the best opportunity within the U.S. Other funds in the large-cap space helped to offset this fund’s poor relative results, leading to a positive relative return from the overall large-cap allocation. Solid results were generated by two growth funds, All Cap Growth Fund (AIM) and Capital Appreciation Fund (Jennison), and a value fund, Quantitative Value Fund (MFC). Both growth funds had excellent stock selection in the technology sector, and Capital Appreciation Fund also benefited from its energy positions. All Cap Growth Fund was able to achieve favorable results across most of the sectors in which the strategy invested.

3

Positioning and outlook

Lifestyle Aggressive Portfolio is well diversified across a wide range of asset classes and investment styles, including non-traditional asset classes. The Portfolio has a 30% allocation to non-U.S. equity funds, including a 6% allocation to non-U.S. small-cap funds. Other notable equity allocations include a 27% allocation to mid-and small-cap funds and a 5% position in the Natural Resources Fund (Wellington). No major changes were made during this short time period outside of the regular rebalancing process.

“We believe that the long-awaited shift in favor of higher-quality stocks will occur sooner rather than later, and we are well positioned for this impending change...”

We believe that the long-awaited shift in favor of higher-quality stocks will occur sooner rather than later, and we are well positioned for this impending change within our large-cap allocations. We remain vigilant in our evaluation of the areas that have experienced excellent relative and absolute gains recently, including natural resources and small- and mid-cap stocks. In our view, valuations in these areas are not as attractive as they were three years ago. In many cases, however, the fundamentals remain strong. As always, we will make adjustments to further enhance the risk-reward profile of the Portfolio as opportunities arise.

4

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in small-cap stocks. See the prospectus for the risks of investing in high-yield bonds.

5

A LOOK AT PERFORMANCE For the period ending February 28, 2006

With maximum sales charge (POP)

Cumulative total returns
Since inception[a]

Class A	5.84%

Class B	6.14

Class C	10.14

Class R3[b]	11.25

Class R4[b]	11.38

Class R5[b]	11.44

Class 1[b]	11.48

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on inception date.

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05.

b For certain types of investors as described in the Fund’s Class R3, Class R4, Class R5 and Class 1 share prospectuses.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

	Class B	Class C	Class R3[a]	Class R4[a]	Class R5[a]	Class 1[a]
Period beginning	10-18-05	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05

Without
sales charge	$11,114	$11,114	$11,125	$11,138	$11,144	$11,148

With maximum
sales charge	10,614	11,014	11,125	11,138	11,144	11,148

Index	10,842	10,842	10,842	10,842	10,842	10,874

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

a For certain types of investors as described in the Fund’s Class R3, Class R4, Class R5 and Class 1 share prospectuses.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

 * Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.

 * Ongoing operating expenses including management fees,
distribution and service fees (if applicable) and other fund expenses.

In addition to the operating expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied operating expenses and transaction costs and the Fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on inception date with the same investment held until February 28, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on inception date	on 2-28-06	ended 2-28-06[a]

Class Ab	$1,113.80	$2.33
Class Bb	1,111.40	5.07
Class Cb	1,111.40	5.07
Class R3[b]	1,112.50	2.75
Class R4[b]	1,113.80	1.80
Class R5[b]	1,114.40	0.85
Class 1[b]	1,114.80	0.53

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over

8

the period. Simply divide your account value at February 28, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on inception date with the same investment held until February 28, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on inception date	on 2-28-06	ended 2-28-06[a]

Class Ab	$1,016.20	$2.22
Class Bb	1,013.60	4.83
Class Cb	1,013.60	4.83
Class R3[b]	1,015.80	2.62
Class R4[b]	1,016.70	1.71
Class R5[b]	1,017.60	0.81
Class 1[b]	1,018.30	0.50

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Fund's annualized expense ratio of 0.60%, 1.32%, 1.32%, 0.72%, 0.47%, 0.23% and 0.12% for Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class 1, respectively, multiplied by the average account value over the period, multiplied by number of days in the inception period /365 or 366 (to reflect the one-half year period). b Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05.

9

F I N A N C I A L   S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on February 28, 2006 (unaudited)

Lifestyle Aggressive Fund portfolio of investments, showing all underlying funds.

Issuer	Shares	Value

Investment Companies 100.01%		$2,221,823,210
(Cost $2,019,206,817)
John Hancock Funds II

All Cap Growth Fund Class NAV	2,564,041	$44,204,071

All Cap Value Fund Class NAV	2,868,535	44,204,118

Blue Chip Growth Fund Class NAV	6,131,567	110,858,731

Capital Appreciation Fund Class NAV	8,733,052	88,640,473

Core Equity Fund Class NAV	4,445,937	66,422,304

Emerging Growth Fund Class NAV	2,307,728	44,331,451

Equity-Income Fund Class NAV	3,820,467	66,476,125

Fundamental Value Fund Class NAV	5,798,296	88,713,923

International Equity Index Fund Class NAV	5,048,563	89,157,627

International Opportunities Fund Class NAV	5,731,507	89,526,141

International Small Cap Fund Class NAV	6,580,600	134,375,853

International Stock Fund Class NAV	13,583,032	179,431,848

International Value Fund Class NAV	10,778,670	177,740,267

Large Cap Fund Class NAV	3,059,106	44,204,087

Large Cap Value Fund Class NAV	981,511	21,985,845

Mid Cap Core Fund Class NAV	5,063,174	88,858,705

Mid Cap Stock Fund Class NAV	2,715,175	44,447,416

Mid Cap Value Fund Class NAV	3,473,969	66,422,283

Natural Resources Fund Class NAV	3,344,149	110,858,547

Quantitative Mid Cap Fund Class NAV	2,862,961	44,204,118

Quantitative Value Fund Class NAV	4,214,613	66,422,303

Small Cap Fund Class NAV	4,356,284	66,607,581

Small Cap Opportunities Fund Class NAV	1,843,461	44,279,941

Small Company Fund Class NAV	2,594,139	44,204,122

Small Company Value Fund Class NAV	2,763,020	66,726,932

Special Value Fund Class NAV	2,134,533	44,312,913

U.S. Global Leaders Growth Fund Class NAV	1,653,118	22,102,189

See notes to financial statements.

10

F I N A N C I A L   S TAT E M E N T S

Issuer	Shares	Value
John Hancock Funds II — continued

U.S. Multi Sector Fund Class NAV	16,700,672	$177,695,147

Vista Fund Class NAV	3,936,893	44,408,149

Total investments 100.01%		$2,221,823,210

Liabilities in excess of other assets (0.01)%		($169,353)

Total net assets 100.00%		$2,221,653,857
Percentages are stated as a percent of net assets of the Fund.

See notes to financial statements.

11

F I N A N C I A L   S TAT E M E N T S

ASSETS AND
LIABILITIES

February 28, 2006
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments in affiliated funds, at value
(cost $2,019,206,817)	$2,221,823,210
Receivable for shares sold	1,847,154
Receivable from affiliates	72,222
Other assets	3,697
Total assets	2,223,746,283

Liabilities
Due to custodian	150,866
Payable for investments purchased	1,675,177
Payable to affiliates
Fund administration fees	39,687
Transfer agent fees	3,394
Other payables and accrued expenses	223,302
Total liabilities	2,092,426

Net assets
Capital paid-in	2,018,095,506
Accumulated net realized gain on investments	1,621,650
Net unrealized appreciation on investments	202,616,393
Distributions in excess of net investment income	(679,692)
Net assets	$2,221,653,857

Net asset value per share
Based on net asset values and shares outstanding —
the Funds have an unlimited number of shares
authorized with no par value
Class A ($11,778,200 ÷ 841,487 shares)	$14.00
Class B ($3,023,713 ÷ 216,107 shares)	$13.99
Class C ($5,498,195 ÷ 392,875 shares)	$13.99
Class R3 ($145,837 ÷ 10,422 shares)	$13.99
Class R4 ($143,498 ÷ 10,251 shares)	$14.00
Class R5 ($171,686 ÷ 12,260 shares)	$14.00
Class 1 ($2,200,892,728 ÷ 157,523,142 shares)	$13.97

Maximum offering price per share
Class Aa ($14.00 ÷ 95%)	$14.74

a On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

12

F I N A N C I A L   S TAT E M E N T S

OPERATIONS

For the period ended
February 28, 2006[a]
(unaudited)

This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Income distributions received from affiliated underlying funds	$11,032,304
Total investment income	11,032,304

Expenses
Investment management fees (Note III)	294,085
Distribution and service fees (Note III)	359,171
Transfer agent fees (Note III)	3,607
Blue sky fees (Note III)	33,084
Printing and postage fees (Note III)	41,606
Fund administration fees (Note III)	39,755
Audit and legal fees	19,398
Custodian fees	4,268
Trustees’ fees (Note III)	9,988
Registration and filing fees	115,085
Miscellaneous	7,827
Total expenses	927,874
Less expense reductions (Note III)	(72,432)
Net expenses	855,442
Net investment income	10,176,862

Realized and unrealized gain
Net realized gain on investments	1,493,229
Capital gain distributions received from
affiliated underlying funds	128,421
Change in net unrealized appreciation of investments	202,616,393
Net realized and unrealized gain	204,238,043
Increase in net assets from operations	$214,414,905

aPeriod from 10-15-05 (commencement of operations) to 2-28-06.

See notes to financial statements.

13

F I N A N C I A L   S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed since
the inception of
the Fund. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

Period
ended
2-28-06[a]

Increase (decrease) in net assets
From operations
Net investment income	$10,176,862
Net realized gain	1,621,650
Change in net unrealized appreciation	202,616,393
Increase in net assets resulting
from operations	214,414,905
Distributions to shareholders
From net investment income
Class A	(10,791)
Class B	(2,807)
Class C	(4,862)
Class R3	(460)
Class R4	(512)
Class R5	(565)
Class 1	(10,836,557)
(10,856,554)
From Fund share transactions	2,018,095,506

Net assets
End of period	$2,221,653,857
Distributions in excess of net investment income	($679,692)

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05. Unaudited.

See notes to financial statements.

14

F I N A N C I A L   H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the commencement of operations of the Fund.

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$12.63
Net investment income[h]	—[j]
Net realized and unrealized
gain on investments	1.43
Total from
investment operations	1.43
Less distributions
From net investment income	(0.06)
(0.06)
Net asset value, end of period	$14.00
Total return[k,l] (%)	11.38[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$12
Ratio of net expenses
to average net assets[q] (%)	0.60[r]
Ratio of gross expenses
to average net assets[p,q] (%)	2.41[r]
Ratio of net investment income
to average net assets[v] (%)	0.04[r]
Portfolio turnover (%)	2[m]

See notes to financial statements.

15

F I N A N C I A L   H I G H L I G H T S

CLASS B SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$12.63
Net investment loss[h]	(0.01)
Net realized and unrealized
gain on investments	1.41
Total from
investment operations	1.40
Less distributions
From net investment income	(0.04)
(0.04)
Net asset value, end of period	$13.99
Total return[k,l] (%)	11.14[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$3
Ratio of net expenses
to average net assets[q] (%)	1.32[r]
Ratio of gross expenses
to average net assets[p,q] (%)	4.41[r]
Ratio of net investment loss
to average net assets[v] (%)	(0.17)[r]
Portfolio turnover (%)	2[m]

See notes to financial statements.

16

F I N A N C I A L   H I G H L I G H T S

CLASS C SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$12.63
Net investment loss[h]	(0.01)
Net realized and unrealized
gain on investments	1.42
Total from
investment operations	1.41
Less distributions
From net investment income	(0.05)
(0.05)
Net asset value, end of period	$13.99
Total return[k,l] (%)	11.14[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$5
Ratio of net expenses
to average net assets[q] (%)	1.32[r]
Ratio of gross expenses
to average net assets[p,q] (%)	3.81[r]
Ratio of net investment loss
to average net assets[v] (%)	(0.17)[r]
Portfolio turnover (%)	2[m]

See notes to financial statements.

17

F I N A N C I A L   H I G H L I G H T S

CLASS R3 SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$12.63
Net investment income[h]	0.03
Net realized and unrealized
gain on investments	1.39
Total from
investment operations	1.42
Less distributions
From net investment income	(0.06)
(0.06)
Net asset value, end of period	$13.99
Total return[k,l] (%)	11.25[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses
to average net assets[q] (%)	0.72[r]
Ratio of gross expenses
to average net assets[p,q] (%)	16.57[r]
Ratio of net investment income
to average net assets[v] (%)	0.70[r]
Portfolio turnover (%)	2[m]

See notes to financial statements.

18

F I N A N C I A L   H I G H L I G H T S

CLASS R4 SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$12.63
Net investment income[h]	0.04
Net realized and unrealized
gain on investments	1.39
Total from
investment operations	1.43
Less distributions
From net investment income	(0.06)
(0.06)
Net asset value, end of period	$14.00
Total return[k,l] (%)	11.38[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses
to average net assets[q] (%)	0.47[r]
Ratio of gross expenses
to average net assets[p,q] (%)	15.78[r]
Ratio of net investment income
to average net assets[v] (%)	0.89[r]
Portfolio turnover (%)	2[m]

See notes to financial statements.

19

F I N A N C I A L   H I G H L I G H T S

CLASS R5 SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$12.63
Net investment income[h]	0.06
Net realized and unrealized
gain on investments	1.38
Total from
investment operations	1.44
Less distributions
From net investment income	(0.07)
(0.07)
Net asset value, end of period	$14.00
Total return[k,l] (%)	11.44[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses
to average net assets[q] (%)	0.23[r]
Ratio of gross expenses
to average net assets[p,q] (%)	16.26[r]
Ratio of net investment income
to average net assets[v] (%)	1.21[r]
Portfolio turnover (%)	2[m]

See notes to financial statements.

20

F I N A N C I A L   H I G H L I G H T S

CLASS 1 SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$12.60
Net investment income[h]	0.07
Net realized and unrealized
gain on investments	1.37
Total from
investment operations	1.44
Less distributions
From net investment income	(0.07)
(0.07)
Net asset value, end of period	$13.97
Total return[k] (%)	11.48[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$2,201
Ratio of net expenses
to average net assets[q] (%)	0.12[r]
Ratio of net investment income
to average net assets[v] (%)	1.48[r]
Portfolio turnover (%)	2[m]

a  Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05. Unaudited.

h  Based on the average of the shares outstanding.

i  Less than $500,000.

j  Less than $0.01 per share.

k  Assumes dividend reinvestment and does not reflect the effect of sales charges.

l  Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p  Does not take into consideration expense reductions during the period shown.

q  Does not include expenses of the investment companies in which the Fund invests.

r Annualized.

v  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See notes to financial statements.
21

NOTES TO STATEMENTS Unaudited

I. Organization

The John Hancock Lifestyle Aggressive Portfolio (the “Fund”) is a non-diversified series of John Hancock Funds II (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended.

The Fund operates as a “fund of funds”, which invests in shares of mutual funds (“underlying funds”) managed by affiliates of John Hancock Investment Management Services, LLC (the “Adviser”). The Adviser is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”). Each underlying fund’s accounting policies are outlined in the underlying fund’s shareholder report, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Internet site at www.sec.gov, File # 811-21779, CIK 0001331971.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class R3, Class R4, Class R5, and Class 1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

At February 28, 2006 John Hancock USA, an indirect subsidiary of MFC, owned 7,937 Class R3, Class R4 and Class R5 shares of beneficial interest of the Fund.

II. Significant
accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 P.M. Eastern Time. Investments in underlying funds are valued at their respective net asset values each business day, or at fair value as determined in good faith in accordance with procedures approved by the Trustees.

22

Securities in the underlying fund’s portfolios are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost.

Repurchase agreements

The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and
related investment income

Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income on investment securities is recorded on the ex-dividend date.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses not directly attributable to a particular Fund or class of shares are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as transfer agency fees, blue sky fees, printing and postage fees and distribution and service fees, are accrued daily and charged directly to the respective share classes. Expenses in the Fund’s Statements of Operations reflect the expenses of the Fund and do not include any indirect expenses related to the underlying funds. Because the underlying funds have varied expense levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of
income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized

23

gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifi-cations among certain capital accounts, without affecting its net asset value.

III. Investment
advisory and
other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of the Fund, subject to the supervision of the Board of Trustees. Under the Advisory Agreement the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $7,500,000,000 of the Fund’s aggregate daily net assets and (b) 0.04% of the Fund’s aggregate daily net assets in excess of $7,500,000,000. Aggregate net assets include the net assets of the five Lifestyle Portfolios of the Trust (the Lifestyle Aggressive, the Lifestyle Balanced, the Lifestyle Conservative, the Lifestyle Growth and the Lifestyle Moderate) and the five Lifestyle Portfolios of John Hancock Trust (the Lifestyle Aggressive 1000, the Lifestyle Growth 820, the Lifestyle Balanced 640, the Lifestyle Moderate 460 and the Lifestyle Conservative 280). The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has contractually agreed to waive advisory fees or reimburse Fund’s expenses for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the classes, at least until November 1, 2006. Accordingly, the expense reductions related to this expense limitation amounted to $24,895, $11,940, $15,712, $6,540, $6,589 and $6,546 for Class A, Class B, Class C, Class R3, Class R4, and Class R5, respectively, for the period ended February 28, 2006. The Adviser reserves the right to terminate this limitation in the future.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plans

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly-owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50%, 0.25%, and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has also adopted a Service Plan with respect to Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Fund pays up to 0.15%, 0.10% and 0.05% of average daily net assets of

24

Class R3, Class R4 and Class R5 shares, respectively, for certain other services. There were no servicing fees during the period ended February 28, 2006.

Sales charges

Class A shares are assessed up-front sales charges. During the period ended February 28, 2006, JH Funds received net up-front sales charges of $197,071 with regard to sales of Class A shares. Of this amount, $32,125 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $162,736 was paid as sales commissions to unrelated broker-dealers and $2,210 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2006, CDSCs received by JH Funds amounted to $8 for Class B shares and $193 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class R3, Class R4 and Class R5 share average daily net assets. This agreement is effective until December 31, 2006. Signature Services reserves the right to terminate this limitation in the future.

In addition, Signature Service has voluntarily agreed to further limit transfer agent fees for Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. Accordingly, the transfer agent fees reductions amounted to $69, $72 and $69 for Class R3, Class R4 and Class R5 shares, respectively, during the period ended February 28, 2006. Signature Services reserves the right to terminate this limitation at any time.

25

Expenses under the agreements described above for the period ended February 28, 2006, were as follows:

	Distribution	Transfer		Printing and
Share Class	fees	agent	Blue sky	postage

Class A	$4,124	$1,803	$5,514	$20,722
Class B	3,858	587	5,514	6,807
Class C	6,309	937	5,514	10,821
Class R3	205	92	5,514	1,067
Class R4	107	96	5,514	1,117
Class R5	N/A	92	5,514	1,072
Class 1	344,568	—	—	—
Total	$359,171	$3,607	$33,084	$41,606

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated based on each fund’s average daily net asset value.

IV. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

26

V. Capital shares

Share activities for the Fund for the period ended February 28, 2006 were as follows:

	Period ended 2-28-06[a]
	Shares	Amount

Class A shares
Sold	846,179	$11,660,716
Distributions reinvested	739	9,867
Repurchased	(5,431)	(75,472)
Net increase	841,487	$11,595,111

Class B shares
Sold	219,075	$3,000,126
Distributions reinvested	161	2,152
Repurchased	(3,129)	(43,026)
Net increase	216,107	$2,959,252

Class C shares
Sold	395,100	$5,424,411
Distributions reinvested	283	3,787
Repurchased	(2,508)	(34,514)
Net increase	392,875	$5,393,684

Class R3 shares
Sold	10,422	$134,888
Net increase	10,422	$134,888

Class R4 shares
Sold	10,251	$132,394
Net increase	10,251	$132,394

Class R5 shares
Sold	12,443	$163,064
Repurchased	(183)	(2,585)
Net increase	12,260	$160,479

Class 1 shares
Sold	157,730,313	$2,000,550,607
Distributions reinvested	812,945	10,836,557
Repurchased	(1,020,116)	(13,667,466)
Net increase	157,523,142	$1,997,719,698

Net increase	159,006,544	$2,018,095,506

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05.

27

VI. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2006, aggregated $2,068,688,086 and $50,974,498, respectively.

The cost of investments owned on February 28, 2006, including short-term investments, for federal income tax purposes, was $2,019,206,817. Gross unrealized appreciation and depreciation of investments aggregated $203,063,618 and $447,225, respectively, resulting in net unrealized appreciation of $202,616,393. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

VII. Investment
in affiliated
underlying funds

The Fund invests primarily in the underlying funds that  are managed by affiliates of the Adviser. The Fund does not invest in the underlying funds for the purpose of exercising management or control.

A summary of the Fund’s transactions in the securities of affiliated issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer, during the period ended February 28, 2006 is set forth below.

Affiliate —	Shares	Shares	Ending Share		Ending
Class NAV	Purchased	Sold	Amount	Proceeds	Value

All Cap Growth	2,564,122	81	2,564,041	$40,528,071	$44,204,071
All Cap Value	2,868,620	85	2,868,535	40,093,361	44,204,118
Blue Chip Growth	6,132,074	507	6,131,567	103,207,032	110,858,731
Capital Appreciation	8,781,471	48,419	8,733,052	82,660,321	88,640,473
Core Equity	4,537,577	91,640	4,445,937	62,084,338	66,422,304
Emerging Growth	2,347,460	39,732	2,307,728	37,816,989	44,331,451
Equity-Income	3,821,321	854	3,820,467	61,955,762	66,476,125
Fundamental Value	5,799,691	1,395	5,798,296	84,678,142	88,713,923
International Equity Index	5,048,680	117	5,048,563	79,064,552	89,157,627
International
Opportunities	5,916,437	184,930	5,731,507	78,293,098	89,526,141
International Small Cap	6,606,531	25,931	6,580,600	119,821,085	134,375,853
International Stock	13,863,368	280,336	13,583,032	161,304,993	179,431,848
International Value	10,808,960	30,290	10,778,670	161,498,801	177,740,267
Large Cap	3,059,186	80	3,059,106	41,388,042	44,204,087
Large Cap Value	982,121	610	981,511	20,143,367	21,985,845
Mid Cap Core	5,063,254	80	5,063,174	81,399,081	88,858,705
Mid Cap Stock	2,730,140	14,965	2,715,175	38,117,378	44,447,416
Mid Cap Value	3,474,367	398	3,473,969	62,025,037	66,422,283
Natural Resources	4,100,214	756,065	3,344,149	94,855,489	110,858,547
Quantitative Mid Cap	2,863,021	60	2,862,961	39,581,254	44,204,118
Quantitative Value	4,214,712	99	4,214,613	60,402,829	66,422,303
Small Cap	4,363,003	6,719	4,356,284	58,863,037	66,607,581
Small Cap Opportunities	1,843,827	366	1,843,461	39,445,858	44,279,941
Small Company	2,598,898	4,759	2,594,139	39,394,484	44,204,122
Small Company Value	2,766,707	3,687	2,763,020	58,857,386	66,726,932
Special Value	2,134,901	368	2,134,533	40,343,023	44,312,913
U.S. Global
Leaders Growth	2,483,627	830,509	1,653,118	22,308,569	22,102,189
U.S. Multi Sector	16,701,277	605	16,700,672	167,908,430	177,695,147
Vista	3,936,995	102	3,936,893	39,618,327	44,408,149

28

Evaluation of Advisory and Subadvisory Agreement by the Board
of Trustees (unaudited)

This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each series of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board will regularly evaluate the Trust’s advisory and subadvisory arrangements, including consideration of the six factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The six factors to be regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows;

4. whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

5. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust; and

6. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all six factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure: factors (1), (2) and (6) are of primary relevance; factors (3) and (4) generally are less significant to the Trustees’ considerations because subad-visory fees are paid to subadvisers by the Adviser and not directly by the Funds, and issues pertaining to economies of scale are considered in connection with the approval of the advisory fees that are paid directly by the Funds; and with respect to those subadvisers that are not affiliated with the Adviser, because the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length, factor (5) generally is also less significant to the Trustees’ considerations except in those circumstances in which such attention may be warranted because the comparative fee information considered in connection with factor (6) indicates that the subadvisory fees will materially exceed those normally charged under comparable circumstances.

29

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the six factors that it considers, the Board:

1(a) considered the high value to the Trust of JHIMS’s long relationship with investment companies within the same fund complex as the Trust, the skills and competency which JHIMS has demonstrated in managing the affairs and subadvisory relationships of these other investment companies, JHIMS’s ability to oversee and monitor the subadvis-ers’ investment performance and compliance programs and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement;

2 reviewed the investment performance of comparably managed funds of each of the Funds; the comparative performance of their respective benchmarks and comparable funds (i.e., funds having approximately the same investment objective); and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the comparably managed funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and each of their subadvisers;

3 & 4 reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (a) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (b) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (c) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

5 (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) and considered an analysis presented by JHIMS

30

regarding the estimated net profitability to JHIMS of the advisory fee structure;

(b) reviewed the profitability of the JHIMS’ relationship with the Funds in terms of the total amount of annual advisory fees it is estimated to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS will derive reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the sub-advisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees to be paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

6 reviewed comparative information with respect to the proposed advisory fee rates and concluded that the Trust’s anticipated advisory fees are within the range of those incurred by other comparable funds and that the Trust’s advisory structure is thus competitive within the industry. In considering the proposed advisory fee rates, the Board took into account the high level of services expected to be provided to the Funds and the other factors considered.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

1 information relating to each subad-viser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and, if applicable, past sub-advisory services to affiliated funds of the Trust;

2 the investment performance of comparatively managed funds of the Fund and comparative performance information relating to the comparatively managed fund’s benchmark and comparable funds;

3 the proposed subadvisory fee for each Fund and comparative fee information; and

4 information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

1 The Subadviser has extensive experience and demonstrated skills as a manager;

2 Although not without variation, the current and historical performance of the comparably managed funds of Subadviser to the Funds generally has been within the range of the current and historical performance of comparable funds and the comparably managed funds’ respective benchmarks;

3 With respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the

31

Adviser and the subadviser and generally are within the range of industry norms; and

4 The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements that would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

Additional information that the Board considered for a particular fund is set forth below.

Performance of
	Comparable Funds	Estimated Fees
Fund	as of June 30, 2005	and Expenses

Lifestyle Aggressive	Performance of the	Advisory fees for this Fund
	Lifestyle Aggressive	are lower than its peer
(MFC Global	1000 Trust of JHT has	group median.
Investment	outperformed its
Management (U.S.A.)	benchmark index over	Total expenses for this
Limited	the one, three and five	Fund are higher than its
	year periods.	peer group median.

32

For more information

The Portfolio’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Gordon M. Shone	Principal distributor
James M. Oates, Chairman*	Vice President and Treasurer	John Hancock Funds, LLC
Charles L. Bardelis *	Betsy A. Seel	601 Congress Street
James R. Boyle†	Assistant Vice President,	Boston, MA 02210-2805
Peter S. Burgess *	Secretary and
Elizabeth G. Cook	Chief Legal Officer	Custodian
William H. Cunningham	George Boyd	State Street Bank & Trust Co.
Charles L. Ladner *	Senior Counsel, Assistant	225 Franklin Street
Hassell H. McClellan	Vice President and	Boston, MA 02110
*Members of the Audit Committee	Assistant Secretary
†Non-Independent Trustee	Francis V. Knox, Jr.	Transfer agent
	Vice President and Chief	John Hancock Signature
Officers	Compliance Officer	Services, Inc.
Keith F. Hartstein		1 John Hancock Way,
President	Investment adviser	Suite 1000
John G. Vrysen	John Hancock Investment	Boston, MA 02217-1000
Executive Vice President and	Management Services, LLC
Chief Financial Officer	601 Congress Street	Legal counsel
	Boston, MA 02210-2805	Kirkpatrick & Lockhart
Nicholson Graham LLP
1 Lincoln Street
Boston, MA 02111

The Portfolio’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Portfolio’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

33

John Hancock

JOHN HANCOCK FUNDS

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifestyle Aggressive Portfolio.

960SA 2/06
4/06

JOHN HANCOCK

Lifestyle Balanced Portfolio

2.28.2006 **Semiannual Report**

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 12

For more information
page 33

To Our Shareholders,

After producing modest returns in 2005, the stock market started off strong in the first two months of 2006. The major indexes all advanced and produced two-month returns that were already half as much as the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 2.93% through February 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a slower-growing economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of their 18-month campaign of rising interest rates.

Although a solid yearly beginning has typically augured well for the rest of the year, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Portfolio seeks a
balance between a
high level of current
income and growth
of capital, with a
greater emphasis on
growth of capital.
To pursue this goal,
the Portfolio, which
is a fund of funds,
normally invests
approximately 40%
of its assets in
underlying funds
which invest
primarily in fixed-
income securities
and approximately
60% of its assets
in underlying
funds which
invest primarily in
equity securities.

Since inceptiona

*  Equities performed quite well during the reporting period while most U.S. fixed income segments were only modestly positive.

*  All but one of the underlying funds produced positive results during the reporting period and the Lifestyle Balanced Portfolio outperformed the S&P 500 Index.

*  The equity portion of the Portfolio benefited most from allocations to funds that invest in small- and mid-cap stocks as well as funds that invest in non-U.S. equities, while the fixed income portion benefited most from funds that invest in high yield bonds.

Total returns for the Portfolio are at net asset value with all distributions reinvested.
These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 began operations on 10-18-05 and Class 1 began operation on 10-15-05.

Asset Allocation
Equity	% of Total	Fixed Income	% of Total
U.S. Large Cap	36.00	High Yield Bond	14.00
International	10.00	Intermediate Term Bond	9.00
Real Estate	5.00	Multi-Sector Bond	8.00
Natural Resources	4.00	Treasury Inflation
U.S. Small Cap	3.00	Protected Securities	5.00
International Small Cap	2.00	Global Bond	3.00
U.S. Mid Cap	1.00

As a percentage of the Portfolio’s net assets on February 28, 2006.

1

FROM THE MANAGEMENT TEAM OF MFC GLOBAL INVESTMENT MANAGEMENT

MANAGERS’ REPORT

JOHN HANCOCK

Lifestyle Balanced Portfolio

For the reporting period of October 18, 2005 through February 28, 2006, all major equity indexes posted positive results, while bonds advanced modestly. The dominant influence of energy on the economy and on business profitability kept equity and oil prices locked in contrary motion: equities fell in December and January as oil prices firmed, and rallied in October, November and February as oil prices declined. Oil price volatility has not diminished the underlying support that equities have received from strong corporate earnings and solid economic growth.

U.S. small-cap stocks were the best performers over the reporting period followed by mid-cap stocks. Large-cap stocks continued to trail, which is consistent with the last two years of unremarkable performance. Small- and mid-cap growth stocks beat their value counterparts, while value stocks outperformed in the large-cap area. International stocks produced strong results during this period, outperforming U.S. equities by approximately 6%. This performance was bolstered by strong results in Japan and Germany.

“For the reporting period of October 18, 2005 through February 28, 2006, all major equity indexes posted positive results, while bonds advanced modestly.”

While equities performed quite well during the reporting period, most U.S. fixed-income segments were only modestly positive. One exception came from high yield issues, which significantly outperformed other fixed-income areas as investors searched for yield. In terms of non-U.S. fixed-income, hedged strategies outperformed unhedged portfolios due to the strengthening of the U.S. dollar against most currencies, namely the Euro, Yen and Sterling.

Performance results

From inception October 18, 2005 (for Class I inception is October 15, 2005) through February 28, 2006, John Hancock Lifestyle Balanced Portfolio’s Class A, Class B, Class C, Class R3,

2

Class R4, Class R5 and Class I shares posted total returns of 7.40%, 7.17%, 7.25%, 7.28%, 7.41%, 7.46% and 7.49%, respectively, at net asset value. That compared with the 5.62% return of the Portfolio’s benchmark index — a 60/40 blend of the Standard & Poor’s 500 Index and the Lehman Brothers Aggregate Bond Index.

Performance explanation

This portfolio outperformed its benchmark since inception. Both the equity and fixed-income components of the portfolio contributed to the positive outcome. Performance of the equity portion was aided by non-traditional asset classes such as natural resources, international small-cap stocks and Real Estate Investment Trusts (REITs). Resilient oil prices and strengthening industrial and precious metals lifted the Wellington-managed Natural Resources Fund (+16.04%) to a strong gain in the period. Real Estate Securities Fund (+17.27%, Deutsche Asset Management) also delivered excellent gains as REITs continued to outperform the S&P 500 Index for the sixth straight year. Though volatile as individual portfolios, International Small Cap Fund (+10.92%, Templeton), Natural Resources Fund and Real Estate Securities Fund provided excellent returns. The risks inherent in these asset classes, which have small allocations in Lifestyle Balanced Portfolio, are diffused by the Portfolio’s broad diversification.

“Both the equity and fixed-income components of the portfolio contributed to the positive outcome.”

Allocations to traditional equity asset classes also added value, particularly the exposure to non-U.S. funds and small- and mid-cap funds. International Opportunities Fund (+19.39%, Marsico), a growth-oriented fund, led the way on the non-U.S. side. In the mid- and small-cap portions of the Portfolio, Mid-Cap Stock Fund (+18.17%, Wellington) and Small Company Value Fund (+14.91%, T. Rowe Price) were top performers.

In the U.S. large-cap portion of the Portfolio, U.S. Multi-Sector Fund (GMO) was the main detractor from performance. This was due in large part to the fund’s positioning in higher-quality names. The fund’s management team continues to believe that low-quality stocks are extremely overvalued and that high-quality equities represent the best opportunity within the U.S.

3

The best relative results in the fixed-income portion of the portfolio were generated by high yield funds. Although spreads have become historically tight in relation to other fixed-income options, investors have continued to flock to high yield bonds in an effort to capture any incremental yield over traditional fixed-income vehicles. Allocations to multi-sector bond funds also added value. These funds are designed to outperform the broad fixed-income market with a similar amount of risk by allocating across a wide range of sectors, including emerging-market debt, high yield and non-U.S. sovereign debt. Over the current reporting period, Spectrum Income Fund (+3.19%, T. Rowe Price) benefited from allocations to high yield and emerging-market debt.

The main detractor from performance within fixed-income was Global Bond Fund (-0.71%, PIMCO). Because the strategy does not hedge the underlying currency of its foreign bond holdings, the rallying U.S. dollar hurt performance. While global bonds detracted from results during this period, allocations to non-traditional fixed-income asset classes such as global bonds and TIPS help to diversify Lifestyle Balanced Portfolio over the long term.

“Lifestyle Balanced Portfolio is well diversified across a wide range of asset classes and investment styles, including non-traditional asset classes.”

Positioning and outlook

Lifestyle Balanced Portfolio is well diversified across a wide range of asset classes and investment styles, including non-traditional asset classes. The Portfolio has a 12% weighting in non-U.S. equity funds, including a 2% position dedicated to non-U.S. small caps.

4

Other notable equity allocations include a 4% position in the Natural Resources Fund (Wellington) and a 5% position in Real Estate Securities Fund (Deutsche Asset Management). On the fixed-income front, the Portfolio has meaningful stakes in high-yield funds (13%), a 3% position in Global Bond Fund (PIMCO) and a 5% position in Real Return Fund (PIMCO). No major changes were made during this short time period outside of the regular rebalancing process.

We believe that the long-awaited shift in favor of higher-quality stocks will occur sooner rather than later, and we are well positioned for this impending change within our large-cap allocations. We remain vigilant in our evaluation of the areas that have experienced excellent relative and absolute gains recently, including real estate, natural resources, high yield and small- and mid-cap stocks. In our view, valuations in these areas are not as attractive as they were three years ago (for example, high-yield spreads over treasuries have tightened significantly and cash-flow multiples for REIT securities have been higher than historical averages). In many cases, however, the fundamentals remain strong. As always, we will make adjustments to further enhance the risk-reward profile of the Portfolio as opportunities arise.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in small-cap stocks. See the prospectus for the risks of investing in high-yield bonds.

5

A LOOK AT PERFORMANCE

For the period ending February 28, 2006

With maximum sales charge (POP)

Cumulative total returns
Since inception[a]

Class A	2.05%

Class B	2.17

Class C	6.25

Class R3[b]	7.28

Class R4[b]	7.41

Class R5[b]	7.46

Class 1[b]	7.49

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operation on 10-18-05 and Class 1 shares began operation on 10-15-05.

b For certain types of investors as described in the Fund’s Class R3, Class R4, Class R5 and Class 1 share prospectuses.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R3[a]	Class R4[a]	Class R5[a]	Class 1[a]
Period beginning	10-18-05	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05

Without
sales charge	$10,717	$10,725	$10,728	$10,741	$10,746	$10,749

With maximum
sales charge	10,217	10,625	10,728	10,741	10,746	10,749

Index	10,562	10,562	10,562	10,562	10,562	10,583

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

A blended index is used combining 60% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 40% of the Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

a For certain types of investors as described in the Fund’s Class R3, Class R4, Class R5 and Class 1 share prospectuses.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*  Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

*  Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

In addition to the operating expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied operating expenses and transaction costs and the Fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on inception date, with the same investment held until February 28, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on inception date	on 2-28-06	ended 2-28-06[a]

Class Ab	$1,074.00	$2.39
Class Bb	1,071.70	5.08
Class Cb	1,072.50	4.97
Class R3[b]	1,072.80	2.69
Class R4[b]	1,074.10	1.76
Class R5[b]	1,074.60	0.83
Class 1[b]	1,074.90	0.52

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over

8

the period. Simply divide your account value at February 28, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on inception date, with the same investment held until February 28, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on inception date	on 2-28-06	ended 2-28-06[a]

Class Ab	$1,016.10	$2.32
Class Bb	1,013.50	4.93
Class Cb	1,013.60	4.83
Class R3[b]	1,015.80	2.62
Class R4[b]	1,016.70	1.71
Class R5[b]	1,017.60	0.81
Class 1[b]	1,018.30	0.50

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Fund’s annualized expense ratio of 0.62%, 1.34%, 1.32%, 0.72%, 0.46%, 0.22% and 0.12% for Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class 1, respectively, multiplied by the average account value over the period, multiplied by number of days in the inception period /365 or 366 (to reflect the one-half year period).

b Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05.

9

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on February 28, 2006 (unaudited)

Lifestyle Balanced Fund portfolio of investments, showing all underlying funds.

Issuer	Shares	Value

Investment Companies 100.01%		$6,146,991,790
(Cost $5,794,023,720)
John Hancock Funds II

500 Index Fund Class NAV	10,981,181	$121,561,677

Active Bond Fund Class NAV	12,645,237	122,279,441

Blue Chip Growth Fund Class NAV	27,119,853	490,326,946

Core Bond Fund Class NAV	9,730,960	122,318,171

Core Equity Fund Class NAV	12,247,494	182,977,562

Equity-Income Fund Class NAV	17,581,464	305,917,478

Fundamental Value Fund Class NAV	11,959,322	182,977,622

Global Bond Fund Class NAV	12,894,828	184,782,892

High Yield Fund Class NAV	71,299,636	740,090,223

International Opportunities Fund Class NAV	8,172,317	127,651,585

International Small Cap Fund Class NAV	6,107,139	124,707,770

International Stock Fund Class NAV	18,770,090	247,952,889

International Value Fund Class NAV	14,838,955	244,694,362

Large Cap Fund Class NAV	4,176,667	60,352,837

Large Cap Value Fund Class NAV	2,712,684	60,764,127

Mid Cap Stock Fund Class NAV	3,790,913	62,057,251

Natural Resources Fund Class NAV	7,407,859	245,570,520

Real Estate Securities Fund Class NAV	11,586,528	310,055,480

Real Return Bond Fund Class NAV	22,977,302	308,355,391

Small Cap Fund Class NAV	4,002,307	61,195,267

Small Cap Opportunities Fund Class NAV	2,558,706	61,460,113

Small Company Value Fund Class NAV	2,553,164	61,658,900

Spectrum Income Fund Class NAV	29,972,249	307,215,548

Strategic Bond Fund Class NAV	15,336,968	184,043,611

Strategic Value Fund Class NAV	11,227,968	122,160,295

Total Return Fund Class NAV	22,358,830	307,881,082

U.S. Global Leaders Growth Fund Class NAV	13,775,462	184,177,926

See notes to financial statements.

10

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
John Hancock Funds II — continued

U.S. High Yield Bond Fund Class NAV	9,336,428	$122,213,844

U.S. Multi Sector Fund Class NAV	34,528,877	367,387,254

Value & Restructuring Fund Class NAV	10,930,566	122,203,726

Total investments 100.01%		$6,146,991,790

Liabilities in excess of other assets (0.01)%		($499,371)

Total net assets 100.00%		$6,146,492,419

Percentages are stated as a percent of net assets of the Fund.

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

February 28, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments in affiliated funds, at value
(cost $5,794,023,720)	$6,146,991,790
Receivable for shares sold	4,323,595
Receivable from affiliates	143,769
Other assets	10,641
Total assets	6,151,469,795

Liabilities
Due to custodian	912,125
Payable for investments purchased	3,382,566
Payable for shares repurchased	10,256
Payable to affiliates
Fund administration fees	112,291
Transfer agent fees	9,637
Other payables and accrued expenses	550,501
Total liabilities	4,977,376

Net assets
Capital paid-in	5,791,976,018
Accumulated net realized gain on investments	3,262,804
Net unrealized appreciation on investments	352,968,070
Distributions in excess of net investment income	(1,714,473)
Net assets	$6,146,492,419

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($22,132,341 ÷ 1,553,094 shares)	$14.25
Class B ($6,270,359 ÷ 440,338 shares)	$14.24
Class C ($19,151,610 ÷ 1,344,079 shares)	$14.25
Class R3 ($182,623 ÷ 12,823 shares)	$14.24
Class R4 ($237,308 ÷ 16,655 shares)	$14.25
Class R5 ($1,101,457 ÷ 77,295 shares)	$14.25
Class 1 ($6,097,416,721 ÷ 429,037,669 shares)	$14.21

Maximum offering price per share
Class Aa ($14.25 ÷ 95%)	$15.00

a On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

12

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the period ended February 28, 2006[a] (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Income distributions received from affiliated underlying funds	$37,784,866
Total investment income	37,784,866

Expenses
Investment management fees (Note III)	828,332
Distribution and service fees (Note III)	1,012,116
Transfer agent fees (Note III)	10,080
Blue sky fees (Note III)	33,084
Printing and postage fees (Note III)	117,104
Fund administration fees (Note III)	112,507
Audit and legal fees	42,332
Custodian fees	4,268
Trustees’ fees (Note III)	29,239
Registration and filing fees	325,691
Miscellaneous	21,480
Total expenses	2,536,233
Less expense reductions (Note III)	(144,136)
Net expenses	2,392,097
Net investment income	35,392,769

Realized and unrealized gain
Net realized gain on investments	4,108,332
Capital gain distributions received
from affiliated underlying funds	569,605
Change in net unrealized appreciation of investments	352,968,070
Net realized and unrealized gain	357,646,007
Increase in net assets from operations	$393,038,776

a Period from 10-15-05 (commencement of operations) to 2-28-06.

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed since
the inception of
the Fund. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

Period
ended
2-28-06[a]

Increase (decrease) in net assets
From operations
Net investment income	$35,392,769
Net realized gain	4,677,937
Change in net unrealized appreciation	352,968,070
Increase in net assets resulting
from operations	393,038,776
Distributions to shareholders
From net investment income
Class A	(40,713)
Class B	(10,958)
Class C	(23,406)
Class R3	(568)
Class R4	(619)
Class R5	(3,176)
Class 1	(37,027,802)
From net realized gain
Class A	(1,728)
Class B	(612)
Class C	(1,299)
Class R3	(26)
Class R4	(26)
Class R5	(123)
Class 1	(1,411,319)
(38,522,375)
From Fund share transactions	5,791,976,018

Net assets
End of period	$6,146,492,419
Distributions in excess of net investment income	($1,714,473)

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05. Unaudited.

See notes to financial statements.

14

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the commencement of operations of the Fund.

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$13.35
Net investment income[h]	0.04
Net realized and unrealized
gain on investments	0.94
Total from
investment operations	0.98
Less distributions
From net investment income	(0.08)
From net realized gain	—[j]
(0.08)
Net asset value, end of period	$14.25
Total return[k,l] (%)	7.40[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$22
Ratio of net expenses
to average net assets[q] (%)	0.62[r]
Ratio of gross expenses
to average net assets[p,q] (%)	2.49[r]
Ratio of net investment income
to average net assets[v] (%)	0.82[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

15

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$13.35
Net investment income[h]	0.01
Net realized and unrealized
gain on investments	0.94
Total from
investment operations	0.95
Less distributions
From net investment income	(0.06)
From net realized gain	—[j]
(0.06)
Net asset value, end of period	$14.24
Total return[k,l] (%)	7.17[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$6
Ratio of net expenses
to average net assets[q] (%)	1.34[r]
Ratio of gross expenses
to average net assets[p,q] (%)	3.81[r]
Ratio of net investment income
to average net assets[v] (%)	0.18 [r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

16

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$13.35
Net investment loss[h]	(0.01)
Net realized and unrealized
gain on investments	0.97
Total from
investment operations	0.96
Less distributions
From net investment income	(0.06)
From net realized gain	—[j]
(0.06)
Net asset value, end of period	$14.25
Total return[k,l] (%)	7.25[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$19
Ratio of net expenses
to average net assets[q] (%)	1.32[r]
Ratio of gross expenses
to average net assets[p,q] (%)	3.15[r]
Ratio of net investment loss
to average net assets[v] (%)	(0.11)[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

17

F I N A N C I A L H I G H L I G H T S

CLASS R3 SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$13.35
Net investment income[h]	0.05
Net realized and unrealized
gain on investments	0.92
Total from
investment operations	0.97
Less distributions
From net investment income	(0.08)
From net realized gain	—[j]
(0.08)
Net asset value, end of period	$14.24
Total return[k,l] (%)	7.28[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses
to average net assets[q] (%)	0.72[r]
Ratio of gross expenses
to average net assets[p,q] (%)	15.96[r]
Ratio of net investment income
to average net assets[v] (%)	0.92[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

18

F I N A N C I A L H I G H L I G H T S

CLASS R4 SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$13.35
Net investment income[h]	0.05
Net realized and unrealized
gain on investments	0.93
Total from
investment operations	0.98
Less distributions
From net investment income	(0.08)
From net realized gain	—[j]
(0.08)
Net asset value, end of period	$14.25
Total return[k,l] (%)	7.41[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses
to average net assets[q] (%)	0.46[r]
Ratio of gross expenses
to average net assets[p,q] (%)	13.33[r]
Ratio of net investment income
to average net assets[v] (%)	0.89[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

19

F I N A N C I A L H I G H L I G H T S

CLASS R5 SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$13.35
Net investment income[h]	0.01
Net realized and unrealized
gain on investments	0.98
Total from
investment operations	0.99
Less distributions
From net investment income	(0.09)
From net realized gain	—[j]
(0.09)
Net asset value, end of period	$14.25
Total return[k,l] (%)	7.46[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1
Ratio of net expenses
to average net assets[q] (%)	0.22[r]
Ratio of gross expenses
to average net assets[p,q] (%)	4.75[r]
Ratio of net investment income
to average net assets[v] (%)	0.26[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

20

F I N A N C I A L H I G H L I G H T S

CLASS 1 SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$13.31
Net investment income[h]	0.09
Net realized and unrealized
gain on investments	0.90
Total from
investment operations	0.99
Less distributions
From net investment income	(0.09)
From net realized gain	—[j]
(0.09)
Net asset value, end of period	$14.21
Total return[k,l] (%)	7.49[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$6,097
Ratio of net expenses
to average net assets[q] (%)	0.12[r]
Ratio of net investment income
to average net assets[v] (%)	1.82[r]
Portfolio turnover (%)	3[m]

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05. Unaudited.

h Based on the average of the shares outstanding.

i Less than $500,000.

j Less than $0.01 per share.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Fund invests.

r Annualized.

v Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See notes to financial statements.

21

NOTES TO STATEMENTS

Unaudited

I. Organization

The John Hancock Lifestyle Balanced Portfolio (the “Fund”) is a non-diversified series of John Hancock Funds II (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended.

The Fund operates as a “fund of funds”, which invests in shares of mutual funds (“underlying funds”) managed by affiliates of John Hancock Investment Management Services, LLC (the “Adviser”). The Adviser is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”). Each underlying fund’s accounting policies are outlined in the underlying fund’s shareholder report, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Internet site at www.sec.gov, File # 811-21779, CIK 0001331971.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class R3, Class R4, Class R5, and Class 1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

At February 28, 2006 John Hancock USA, an indirect subsidiary of MFC, owned 7,513 Class R3, Class R4 and Class R5 shares of beneficial interest of the Fund.

II. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 P.M. Eastern Time. Investments in underlying funds are valued at their respective net asset values each business day, or at fair value as determined in good faith in accordance with procedures approved by the Trustees.

22

Securities in the underlying funds’ portfolios are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost.

Repurchase agreements

The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income on investment securities is recorded on the ex-dividend date.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses not directly attributable to a particular Fund or class of shares are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as transfer agency fees, blue sky fees, printing and postage fees and distribution and service fees, are accrued daily and charged directly to the respective share classes. Expenses in the Fund’s Statements of Operations reflect the expenses of the Fund and do not include any indirect expenses related to the underlying funds. Because the underlying funds have varied expense levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized

23

gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts, without affecting its net asset value.

III. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of the Fund, subject to the supervision of the Board of Trustees. Under the Advisory Agreement the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $7,500,000,000 of the Fund’s aggregate daily net assets and (b) 0.04% of the Fund’s aggregate daily net assets in excess of $7,500,000,000. Aggregate net assets include the net assets of the five Lifestyle Portfolios of the Trust (the Lifestyle Aggressive, the Lifestyle Balanced, the Lifestyle Conservative, the Lifestyle Growth and the Lifestyle Moderate) and the five Lifestyle Portfolios of John Hancock Trust (the Lifestyle Aggressive 1000, the Lifestyle Growth 820, the Lifestyle Balanced 640, the Lifestyle Moderate 460 and the Lifestyle Conservative 280). The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has contractually agreed to waive advisory fees or reimburse Fund’s expenses for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the classes, at least until November 1, 2006. Accordingly, the expense reductions related to this expense limitation amounted to $55,346, $22,834, $42,377, $6,519, $6,652 and $9,967 for Class A, Class B, Class C, Class R3, Class R4 and Class R5, respectively, for the period ended February 28, 2006. The Adviser reserves the right to terminate this limitation in the future.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plans

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly-owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50%, 0.25%, and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has also adopted a Service Plan with respect to Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Fund pays up to 0.15%, 0.10% and 0.05% of average daily net assets of Class R3, Class R4 and

24

Class R5 shares, respectively, for certain other services. There were no servicing fees during the period ended February 28, 2006.

Sales charges

Class A shares are assessed up-front sales charges. During the period ended February 28, 2006, JH Funds received net up-front sales charges of $421,226 with regard to sales of Class A shares. Of this amount, $69,415 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $339,947 was paid as sales commissions to unrelated broker-dealers and $11,864 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2006, CDSCs received by JH Funds amounted to $249 for Class B shares and $846 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class R3, Class R4 and Class R5 share average daily net assets. This agreement is effective until December 31, 2006. Signature Services reserves the right to terminate this limitation in the future. In addition, Signature Service has voluntarily agreed to further limit transfer agent fees for Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. Accordingly, the transfer agent fees reductions amounted to $66, $75 and $300 for Class R3, Class R4 and Class R5 shares, respectively, during the period ended February 28, 2006. Signature Services reserves the right to terminate this limitation at any time.

25

Expenses under the agreements described above for the period ended February 28, 2006, were as follows:

	Distribution	Transfer		Printing and
Share Class	fees	agent	Blue sky	postage

Class A	$8,875	$4,543	$5,514	$52,776
Class B	9,239	1,564	5,514	18,247
Class C	23,143	3,385	5,514	39,163
Class R3	212	88	5,514	1,046
Class R4	129	100	5,514	1,187
Class R5	N/A	400	5,514	4,685
Class 1	970,518	—	—	—
Total	$1,012,116	$10,080	$33,084	$117,104

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated based on each fund’s average daily net asset value.

IV. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

26

V. Capital shares

Share activities for the Fund for the period ended February 28, 2006 were as follows:

	Period ended 2-28-06[a]
	Shares	Amount

Class A shares
Sold	1,576,547	$22,134,082
Distributions reinvested	2,565	35,470
Repurchased	(26,018)	(368,040)
Net increase	1,553,094	$21,801,512

Class B shares
Sold	445,759	$6,236,513
Distributions reinvested	743	10,287
Repurchased	(6,164)	(86,821)
Net increase	440,338	$6,159,979

Class C shares
Sold	1,355,817	$19,084,356
Distributions reinvested	1,410	19,531
Repurchased	(13,148)	(186,531)
Net increase	1,344,079	$18,917,356

Class R3 shares
Sold	12,823	$175,456
Net increase	12,823	$175,456

Class R4 shares
Sold	17,773	$245,899
Repurchased	(1,118)	(15,954)
Net increase	16,655	$229,945

Class R5 shares
Sold	77,988	$1,081,539
Distributions reinvested	188	2,602
Repurchased	(881)	(12,436)
Net increase	77,295	$1,071,705

Class 1 shares
Sold	427,038,807	$5,716,214,876
Distributions reinvested	2,789,486	38,439,121
Repurchased	(790,624)	(11,033,932)
Net increase	429,037,669	$5,743,620,065

Net increase	432,481,953	$5,791,976,018

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05.

27

VI. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2006, aggregated $5,966,790,545 and $176,875,158, respectively.

The cost of investments owned on February 28, 2006, including short-term investments, for federal income tax purposes, was $5,794,023,720. Gross unrealized appreciation and depreciation of investments aggregated $354,380,405 and $1,412,335, respectively, resulting in net unrealized appreciation of $352,968,070. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

VII. Investment in affiliated underlying funds

The Fund invests primarily in the underlying funds  “that are managed by affili-ates of the Adviser. The Fund does not invest in the underlying funds for the purpose of exercising management or control. A summary of the Fund’s transactions in the securities of affiliated issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer, during the period ended February 28, 2006 is set forth below.

Affiliate —	Shares	Shares	Ending Share		Ending
Class NAV	Purchased	Sold	Amount	Proceeds	Value

500 Index	10,981,302	121	10,981,181	$114,002,555	$121,561,677
Active Bond	12,645,270	33	12,645,237	121,344,145	122,279,441
Blue Chip Growth	27,130,636	10,783	27,119,853	455,514,782	490,326,946
Core Bond	9,730,984	24	9,730,960	121,540,607	122,318,171
Core Equity	12,321,889	74,395	12,247,494	170,506,485	182,977,562
Equity-Income	17,582,525	1,061	17,581,464	284,425,211	305,917,478
Fundamental Value	11,959,434	112	11,959,322	174,665,661	182,977,622
Global Bond	12,896,092	1,264	12,894,828	186,195,346	184,782,892
High Yield	71,317,824	18,188	71,299,636	719,635,887	740,090,223
International
Opportunities	8,213,967	41,650	8,172,317	111,520,251	127,651,585
International Small Cap	6,107,270	131	6,107,139	111,202,971	124,707,770
International Stock	18,770,594	504	18,770,090	222,345,072	247,952,889
International Value	14,839,542	587	14,838,955	222,001,366	244,694,362
Large Cap	4,177,136	469	4,176,667	56,107,926	60,352,837
Large Cap Value	2,712,710	26	2,712,684	55,657,368	60,764,127
Mid Cap Stock	3,790,944	31	3,790,913	53,319,697	62,057,251
Natural Resources	9,423,753	2,015,894	7,407,859	208,966,667	245,570,520
Real Estate Securities	11,760,257	173,729	11,586,528	271,672,226	310,055,480
Real Return Bond	22,977,364	62	22,977,302	307,124,167	308,355,391
Small Cap	4,002,883	576	4,002,307	54,163,025	61,195,267
Small Cap
Opportunities	2,559,048	342	2,558,706	54,596,076	61,460,113
Small Company Value	2,553,237	73	2,553,164	54,339,190	61,658,900
Spectrum Income	29,972,328	79	29,972,249	300,217,317	307,215,548
Strategic Bond	15,339,030	2,062	15,336,968	181,504,335	184,043,611
Strategic Value	11,228,139	171	11,227,968	115,766,062	122,160,295
Total Return	22,358,893	63	22,358,830	305,014,039	307,881,082
U.S. Global
Leaders Growth	13,776,063	601	13,775,462	182,397,418	184,177,926
U.S. High Yield Bond	9,336,452	24	9,336,428	119,351,976	122,213,844
U.S. Multi Sector	34,529,513	636	34,528,877	346,584,014	367,387,254
Value & Restructuring	10,930,744	178	10,930,566	109,651,547	122,203,726

28

Evaluation of Advisory and Subadvisory Agreement by the Board of Trustees (unaudited)

This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each series of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board will regularly evaluate the Trust’s advisory and subadvisory arrangements, including consideration of the six factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The six factors to be regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows;

4. whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

5. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust; and

6. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all six factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure: factors (1), (2) and (6) are of primary relevance; factors (3) and (4) generally are less significant to the Trustees’ considerations because subad-visory fees are paid to subadvisers by the Adviser and not directly by the Funds, and issues pertaining to economies of scale are considered in connection with the approval of the advisory fees that are paid directly by the Funds; and with respect to those subadvisers that are not affiliated with the Adviser, because the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length, factor (5) generally is also less significant to the Trustees’ considerations except in those circumstances in which such attention may be warranted because the comparative fee information considered in connection with factor (6) indicates that the subadvisory fees will materially exceed those normally charged under comparable circumstances.

29

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affili-ates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the six factors that it considers, the Board:

1(a) considered the high value to the Trust of JHIMS’s long relationship with investment companies within the same fund complex as the Trust, the skills and competency which JHIMS has demonstrated in managing the affairs and subadvisory relationships of these other investment companies, JHIMS’s ability to oversee and monitor the subadvis-ers’ investment performance and compliance programs and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement;

2 reviewed the investment performance of comparably managed funds of each of the Funds; the comparative performance of their respective benchmarks and comparable funds (i.e., funds having approximately the same investment objective); and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the comparably managed funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and each of their subadvisers;

3 & 4 reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (a) that to the extent that Funds have subad-visory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (b) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (c) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

5 (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) and considered an analysis presented by JHIMS

30

regarding the estimated net profitability to JHIMS of the advisory fee structure;

(b) reviewed the profitability of the JHIMS’ relationship with the Funds in terms of the total amount of annual advisory fees it is estimated to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS will derive reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the sub-advisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees to be paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

6 reviewed comparative information with respect to the proposed advisory fee rates and concluded that the Trust’s anticipated advisory fees are within the range of those incurred by other comparable funds and that the Trust’s advisory structure is thus competitive within the industry. In considering the proposed advisory fee rates, the Board took into account the high level of services expected to be provided to the Funds and the other factors considered.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

1 information relating to each subad-viser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and, if applicable, past sub-advisory services to affiliated funds of the Trust;

2 the investment performance of comparatively managed funds of the Fund and comparative performance information relating to the comparatively managed fund’s benchmark and comparable funds;

3 the proposed subadvisory fee for each Fund and comparative fee information; and

4 information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

1 The Subadviser has extensive experience and demonstrated skills as a manager;

2 Although not without variation, the current and historical performance of the comparably managed funds of Subadviser to the Funds generally has been within the range of the current and historical performance of comparable funds and the comparably managed funds’ respective benchmarks;

3 With respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the

31

Adviser and the subadviser and generally are within the range of industry norms; and

4 The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements that would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

Additional information that the Board considered for a particular fund is set forth below.

Performance of
	Comparable Funds	Estimated Fees
Fund	as of June 30, 2005	and Expenses

Lifestyle Balanced	Performance of the	Advisory fees for this Fund
	Lifestyle Balanced 820	are lower than its peer
(MFC Global	Trust of JHT has	group median.
Investment	outperformed its
Management (U.S.A.)	benchmark index over	Total expenses for this
Limited	the one, three and five	Fund are higher than its
	year periods.	peer group median.

32

For more information

The Portfolio’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Gordon M. Shone	Principal distributor
James M. Oates, Chairman*	Vice President and Treasurer	John Hancock Funds, LLC
Charles L. Bardelis *	Betsy A. Seel	601 Congress Street
James R. Boyle†	Assistant Vice President,	Boston, MA 02210-2805
Peter S. Burgess *	Secretary and
Elizabeth G. Cook	Chief Legal Officer	Custodian
William H. Cunningham		State Street Bank & Trust Co.
Charles L. Ladner *	George Boyd	225 Franklin Street
Hassell H. McClellan	Senior Counsel, Assistant	Boston, MA 02110
*Members of the Audit Committee	Vice President and
†Non-Independent Trustee	Assistant Secretary	Transfer agent
John Hancock Signature
	Francis V. Knox, Jr.	Services, Inc.
Officers	Vice President and Chief	1 John Hancock Way,
Keith F. Hartstein	Compliance Officer	Suite 1000
President		Boston, MA 02217-1000
Investment adviser
John G. Vrysen	John Hancock Investment	Legal counsel
Executive Vice President and	Management Services, LLC	Kirkpatrick & Lockhart
Chief Financial Officer	601 Congress Street	Nicholson Graham LLP
	Boston, MA 02210-2805	1 Lincoln Street
Boston, MA 02111

The Portfolio’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Portfolio’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

33

John Hancock

JOHN HANCOCK FUNDS

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifestyle Balanced Portfolio.

070SA 2/06
4/06

JOHN HANCOCK

Lifestyle Conservative Portfolio

2.28.2006 Semiannual Report

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 11

For more information
page 33

To Our Shareholders,

After producing modest returns in 2005, the stock market started off strong in the first two months of 2006. The major indexes all advanced and produced two-month returns that were already half as much as the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 2.93% through February 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a slower-growing economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of their 18-month campaign of rising interest rates.

Although a solid yearly beginning has typically augured well for the rest of the year, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Portfolio seeks a
balance between a
high level of current
income and growth
of capital, with a
greater emphasis
on income. To
pursue this goal,
the Portfolio, which
is a fund of funds,
normally invests
approximately
80% of its assets
in underlying
funds which invest
primarily in fixed-
income securities
and approximately
20% of its assets
in underlying
funds which invest
primarily in equity
securities.

Since inception[a]
*  U.S. fixed income segments were only modestly positive during the reporting period but equities performed quite well.

*  All but one of the underlying funds produced positive results during the reporting period, and the Lifestyle Conservative Portfolio outperformed the index.

*  The equity portion of the Portfolio benefited most from allocations to funds that invest in small- and mid-cap stocks as well as funds that invest in non-U.S. equities, while the fixed-income portion benefited most from funds that invest in high yield bonds.

Total returns for the Portfolio are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 began operations on 10-18-05 and Class 1 began operation on 10-15-05.

Asset Allocation
Equity	% of Total	Fixed Income	% of Total
U.S. Large Cap	10.00	Intermediate Term Bond	28.00
International	5.00	Multi-Sector Bond	16.00
Real Estate	5.00	Short-Term Bond	11.00
		Global Bond	8.00
		High Yield Bond	8.00
		Long-Term Bond	5.00
		Treasury Inflation
		Protected Securities	4.00

As a percentage of the Portfolio’s net assets on February 28, 2006.

1

FROM THE MANAGEMENT TEAM OF MFC GLOBAL INVESTMENT MANAGEMENT

MANAGERS’ REPORT

JOHN HANCOCK Lifestyle Conservative Portfolio

For the reporting period of October 18, 2005 through February 28, 2006, all major equity indexes posted positive results, while bonds advanced modestly. The dominant influence of energy on the economy and on business profitability kept equity and oil prices locked in contrary motion: Equities fell in December and January as oil prices firmed, and rallied in October, November and February as oil prices declined. Oil price volatility has not diminished the underlying support that equities have received from strong corporate earnings and solid economic growth.

“For the reporting period of October 18, 2005 through February 28, 2006, all major equity indexes posted positive results, while bonds advanced modestly.”

U.S. small-cap stocks were the best performers over the reporting period followed by mid-cap stocks. Large-cap stocks continued to trail, which is consistent with the last two years of unremarkable performance. Small-and mid-cap growth stocks beat their value counterparts, while value stocks outperformed in the large-cap area. International stocks produced strong results during this period, outperforming U.S. equities by approximately 6%. This performance was bolstered by strong results in Japan and Germany.

While equities performed quite well during the reporting period, most U.S. fixed-income segments were only modestly positive. One exception came from high-yield issues, which significantly outperformed other fixed-income areas as investors searched for yield. In terms of non-U.S. fixed-income, hedged strategies outperformed unhedged portfolios due to the strengthening of the U.S. dollar against most currencies, namely the Euro, Yen and Sterling.

Performance results

From inception October 18, 2005 (for Class I inception is October 15, 2005) through February 28, 2006, John Hancock Lifestyle Conservative Portfolio’s Class A, Class B, Class C, Class R3,

2

Class R4, Class R5 and Class I shares posted total returns of 3.52%, 3.28%, 3.21%, 3.38%, 3.51%, 3.56% and 3.66%, respectively, at net asset value. That compared with the 2.85% return of the Portfolio’s benchmark index — a 20/80 blend of the Standard & Poor’s 500 Index and the Lehman Brothers Aggregate Bond Index.

Performance explanation

This Portfolio outperformed its benchmark since inception. Both the equity and fixed-income components of the Portfolio contributed to the positive outcome. Performance of the equity portion was aided by Real Estate Securities Fund (+17.27%, Deutsche Asset Management), which delivered excellent gains as REITs continued to outperform the S&P 500 Index for the sixth straight year. While real estate can be volatile as an individual investment, the risks inherent in this asset class are diffused by the broad diversification of Lifestyle Conservative Portfolio.

“Allocations to traditional equity asset classes also added value, particularly the exposure to non-U.S. funds.”

Allocations to traditional equity asset classes also added value, particularly the exposure to non-U.S. funds. International Stock (+13.38%, GMO), a value-oriented fund, led the way on the non-U.S. side. Domestically, the large-cap portion of the portfolio delivered a slight positive contribution. U.S. Multi Sector (GMO) Fund was the main detractor from performance. This was due in large part to the fund’s positioning in higher-quality names. The fund’s management team continues to believe that low quality stocks are extremely overvalued and that high-quality equities represent the best opportunity within the U.S. The negative relative result from U.S. Multi Sector Fund was offset by other managers in the space, particularly by the solid return from Value and Restructuring Fund (12.07%, Excelsior).

The best relative results in the fixed-income portion of the Portfolio were generated by high yield funds. Although spreads have become historically tight in relation to other fixed-income options, investors have continued to flock to high yield bonds in an effort to capture any incremental yield over traditional fixed-income asset classes. Allocations to multi-sector bond funds also added value. These funds are designed to outperform the broad

3

fixed-income market with a similar amount of risk by allocating across a wide range of sectors, including emerging-market debt, high yield and non-U.S. sovereign debt. Over the current reporting period, Spectrum Income Fund (+3.19%, T. Rowe Price) benefited from allocations to high yield and emerging-market debt.

“Lifestyle Conservative Portfolio is well diversified across a wide range of asset classes and investment styles, including non-traditional asset classes.”

The main detractor from performance within fixed income was Global Bond (–0.71%, PIMCO). Because the strategy does not hedge the underlying currency of its foreign bond holdings, the rallying U.S. dollar hurt performance. While global bonds detracted from results during this period, allocations to non-traditional fixed-income asset classes such as global bonds and TIPS help to diversify Lifestyle Conservative Portfolio over the long term.

Positioning and outlook

Lifestyle Conservative Portfolio is well diversified across a wide range of asset classes and investment styles, including non-traditional asset classes. The Portfolio has a 5% weighting in non-U.S. equity funds and a 5% position in the Real Estate Securities Fund (Deutsche Asset Management). On the fixed-income front, the portfolio has meaningful stake in high yield funds (8%), an 8% position in Global Bond Fund (PIMCO) and a 4% position in Real Return Bond Fund (PIMCO). No major changes were made during this short time period outside of the regular rebalancing process.

Portfolio diversification as a percentage of net assets on 2-28-06

4

We believe that the long-awaited shift in favor of higher-quality stocks will occur sooner rather than later, and we are well positioned for this impending change within our large-cap allocations. We remain vigilant in our evaluation of the areas that have experienced excellent relative and absolute gains recently, including real estate, natural resources and high yield. In our view, valuations in these areas are not as attractive as they were three years ago (for example, high yield spreads over treasuries have tightened significantly, and cash flow multiples for REIT securities have been higher than historical averages). In many cases, however, the fundamentals remain strong. As always, we will make adjustments to further enhance the risk-reward profile of the Portfolio as opportunities arise.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in small-cap stocks. See the prospectus for the risks of investing in high-yield bonds.

5

A LOOK AT PERFORMANCE For the period ending February 28, 2006

With maximum sales charge (POP)

Cumulative total returns
Since inception[a]

Class A	–1.64%

Class B	–1.72

Class C	2.21

Class R3[b]	3.38

Class R4[b]	3.51

Class R5[b]	3.56

Class 1[b]	3.66

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05.

b For certain types of investors as described in the Fund’s Class R3, Class R4, Class R5 and Class 1 share prospectuses.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Period beginning	10-18-05	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05

Without
sales charge	$10,328	$10,321	$10,338	$10,351	$10,356	$10,366

With maximum
sales charge	9,828	10,221	10,338	10,351	10,356	10,366

Index	10,285	10,285	10,285	10,285	10,285	10,294

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

A blended index is used combining 20% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 80% of the Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 For certain types of investors as described in the Fund’s Class R3, Class R4, Class R5 and Class 1 share prospectuses.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*  Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.

*  Ongoing operating expenses including management fees,
distribution and service fees (if applicable) and other fund expenses.

In addition to the operating expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied operating expenses and transaction costs and the Fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on inception date, with the same investment held until February 28, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on inception date	on 2-28-06	ended 2-28-06[a]

Class Ab	$1,035.20	$2.34
Class Bb	1,032.80	5.08
Class Cb	1,032.10	4.88
Class R3[b]	1,033.80	2.75
Class R4[b]	1,035.10	1.83
Class R5[b]	1,035.60	0.81
Class 1[b]	1,036.60	0.51

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over

8

the period. Simply divide your account value at February 28, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on inception date, with the same investment held until February 28, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on inception date	on 2-28-06	ended 2-28-06[a]

Class Ab	$1,016.10	$2.32
Class Bb	1,013.40	5.03
Class Cb	1,013.60	4.83
Class R3[b]	1,015.70	2.72
Class R4[b]	1,016.60	1.81
Class R5[b]	1,017.60	0.81
Class 1[b]	1,018.30	0.50

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

[a] Expenses are equal to the Fund’s annualized expense ratio of 0.62%, 1.35%,
1.32%, 0.73%, 0.48%, 0.23% and 0.12% for Class A, Class B, Class C, Class R3,
Class R4, Class R5 and Class 1, respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period /365 or
366 (to reflect the one-half year period).

[b] Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on
10-18-05 and Class 1 shares began operation on 10-15-05.

9

F I N A N C I A L   S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on February 28, 2006 (unaudited)

Lifestyle Conservative Fund portfolio of investments, showing all underlying funds.

Issuer	Shares	Value

Investment Companies 100.01%		$1,022,222,840
(Cost $994,509,853)
John Hancock Funds II

Active Bond Fund Class NAV	10,572,744	$102,238,435

Blue Chip Growth Fund Class NAV	1,129,759	20,426,042

Core Bond Fund Class NAV	1,622,159	20,390,543

Equity-Income Fund Class NAV	1,173,766	20,423,523

Fundamental Value Fund Class NAV	1,332,422	20,386,054

Global Bond Fund Class NAV	5,729,008	82,096,685

High Yield Fund Class NAV	6,889,604	71,514,086

International Stock Fund Class NAV	1,550,231	20,478,549

International Value Fund Class NAV	1,856,206	30,608,836

Investment Quality Bond Fund Class NAV	4,296,986	51,091,161

Real Estate Securities Fund Class NAV	1,907,845	51,053,924

Real Return Bond Fund Class NAV	3,046,777	40,887,746

Spectrum Income Fund Class NAV	8,969,923	91,941,706

Strategic Bond Fund Class NAV	5,958,405	71,500,857

Total Return Fund Class NAV	11,886,315	163,674,552

U.S. Government Securities Fund Class NAV	8,271,343	112,490,265

U.S. High Yield Bond Fund Class NAV	781,931	10,235,482

U.S. Multi Sector Fund Class NAV	1,917,119	20,398,143

Value & Restructuring Fund Class NAV	1,823,457	20,386,251

Total investments 100.01%		$1,022,222,840

Liabilities in excess of other assets (0.01)%		($98,130)

Total net assets 100.00%		$1,022,124,710

Percentages are stated as a percent of net assets of the Fund.

See notes to financial statements.

10

F I N A N C I A L   S TAT E M E N T S

ASSETS AND
LIABILITIES

February 28, 2006
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments in affiliated funds, at value
(cost $994,509,853)	$1,022,222,840
Receivable for investments sold	69
Receivable for shares sold	628,334
Receivable from affiliates	51,014
Total assets	1,022,902,257

Liabilities
Due to custodian	917
Payable for investments purchased	624,776
Payable to affiliates
Fund administration fees	19,499
Transfer agent fees	1,397
Other payables and accrued expenses	130,958
Total liabilities	777,547

Net assets
Capital paid-in	993,559,243
Accumulated net realized gain on investments	837,185
Net unrealized appreciation on investments	27,712,987
Accumulated net investment income	15,295
Net assets	$1,022,124,710

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($4,138,640 ÷ 305,716 shares)	$13.54
Class B ($955,248 ÷ 70,586 shares)	$13.53
Class C ($1,394,639 ÷ 103,127 shares)	$13.52
Class R3 ($102,848 ÷ 7,601 shares)	$13.53
Class R4 ($105,194 ÷ 7,771 shares)	$13.54
Class R5 ($231,278 ÷ 17,075 shares)	$13.54
Class 1 ($1,015,196,863 ÷ 74,994,214 shares)	$13.54

Maximum offering price per share
Class Aa ($13.54 ÷ 95%)	$14.25

a On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

11

F I N A N C I A L   S TAT E M E N T S

OPERATIONS
For the period ended
February 28, 2006[a]
(unaudited)

This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses) for
the period stated.

Investment income
Income distributions received from affiliated underlying funds	$7,037,529
Total investment income	7,037,529

Expenses
Investment management fees (Note III)	142,609
Distribution and service fees (Note III)	172,052
Transfer agent fees (Note III)	1,627
Blue sky fees (Note III)	33,084
Printing and postage fees (Note III)	19,752
Fund administration fees (Note III)	19,537
Audit and legal fees	10,007
Custodian fees	4,268
Trustees’ fees (Note III)	6,994
Registration and filing fees	56,556
Miscellaneous	5,709
Total expenses	472,195
Less expense reductions (Note III)	(51,242)
Net expenses	420,953
Net investment income	6,616,576

Realized and unrealized gain
Net realized gain on investments	713,820
Capital gain distributions received from affiliated
underlying funds	123,365
Change in net unrealized appreciation of investments	27,712,987
Net realized and unrealized gain	28,550,172
Increase in net assets from operations	$35,166,748

[a] Period from 10-15-05 (commencement of operations) to 2-28-06.

See notes to financial statements.

12

F I N A N C I A L   S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

Period
ended
2-28-06[a]

Increase (decrease) in net assets
From operations
Net investment income	$6,616,576
Net realized gain	837,185
Change in net unrealized appreciation	27,712,987
Increase in net assets resulting
from operations	35,166,748
Distributions to shareholders
From net investment income
Class A	(7,612)
Class B	(1,428)
Class C	(1,179)
Class R3	(559)
Class R4	(610)
Class R5	(881)
Class 1	(6,589,012)
(6,601,281)
From Fund share transactions	993,559,243

Net assets
End of period	$1,022,124,710
Accumulated net investment income	$15,295

[a] Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on
10-18-05 and Class 1 shares began operation on 10-15-05. Unaudited.

See notes to financial statements.

13

F I N A N C I A L   H I G H L I G H T S

FINANCIAL HIGHLIGHTS
CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the commencement of operations of the Fund.

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$13.16
Net investment income[h]	0.05
Net realized and unrealized
gain on investments	0.41
Total from
investment operations	0.46
Less distributions
From net investment income	(0.08)
(0.08)
Net asset value, end of period	$13.54
Total return[k,l] (%)	3.52[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$4
Ratio of net expenses
to average net assets[q] (%)	0.62[r]
Ratio of gross expenses
to average net assets[p,q] (%)	3.26[r]
Ratio of net investment income
to average net assets[v] (%)	0.96[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

14

F I N A N C I A L   H I G H L I G H T S

CLASS B SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$13.16
Net investment income[h]	0.01
Net realized and unrealized
gain on investments	0.42
Total from
investment operations	0.43
Less distributions
From net investment income	(0.06)
(0.06)
Net asset value, end of period	$13.53
Total return[k,l] (%)	3.28[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1
Ratio of net expenses
to average net assets[q] (%)	1.35[r]
Ratio of gross expenses
to average net assets[p,q] (%)	7.60[r]
Ratio of net investment income
to average net assets[v] (%)	0.18[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

15

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$13.16
Net investment loss[h]	(0.01)
Net realized and unrealized
gain on investments	0.43
Total from
investment operations	0.42
Less distributions
From net investment income	(0.06)
(0.06)
Net asset value, end of period	$13.52
Total return[k,l] (%)	3.21[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1
Ratio of net expenses
to average net assets[q] (%)	1.32[r]
Ratio of gross expenses
to average net assets[p,q] (%)	6.23[r]
Ratio of net investment loss
to average net assets[v] (%)	(0.26)[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

16

F I N A N C I A L   H I G H L I G H T S

CLASS R3 SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$13.16
Net investment income[h]	0.06
Net realized and unrealized
gain on investments	0.38
Total from
investment operations	0.44
Less distributions
From net investment income	(0.07)
(0.07)
Net asset value, end of period	$13.53
Total return[k,l] (%)	3.38[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses
to average net assets[q] (%)	0.73[r]
Ratio of gross expenses
to average net assets[p,q] (%)	18.18[r]
Ratio of net investment income
to average net assets[v] (%)	1.24[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

17

F I N A N C I A L   H I G H L I G H T S

CLASS R4 SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$13.16
Net investment income[h]	0.07
Net realized and unrealized
gain on investments	0.39
Total from
investment operations	0.46
Less distributions
From net investment income	(0.08)
(0.08)
Net asset value, end of period	$13.54
Total return[k,l] (%)	3.51[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses
to average net assets[q] (%)	0.48[r]
Ratio of gross expenses
to average net assets[p,q] (%)	17.90[r]
Ratio of net investment income
to average net assets[v] (%)	1.48[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

18

F I N A N C I A L   H I G H L I G H T S

CLASS R5 SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$13.16
Net investment income[h]	0.05
Net realized and unrealized
gain on investments	0.42
Total from
investment operations	0.47
Less distributions
From net investment income	(0.09)
(0.09)
Net asset value, end of period	$13.54
Total return[k,l] (%)	3.56[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses
to average net assets[q] (%)	0.23[r]
Ratio of gross expenses
to average net assets[p,q] (%)	11.59[r]
Ratio of net investment income
to average net assets[v] (%)	1.10[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

19

F I N A N C I A L   H I G H L I G H T S

CLASS 1 SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$13.15
Net investment income[h]	0.10
Net realized and unrealized
gain on investments	0.38
Total from
investment operations	0.48
Less distributions
From net investment income	(0.09)
(0.09)
Net asset value, end of period	$13.54
Total return[k] (%)	3.66[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1,015
Ratio of net expenses
to average net assets[q] (%)	0.12[r]
Ratio of net investment income
to average net assets[v] (%)	1.98[r]
Portfolio turnover (%)	3[m]

a  Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05. Unaudited.

h  Based on the average of the shares outstanding.

i  Less than $500,000.

k  Assumes dividend reinvestment and does not reflect the effect of sales charges.

l  Total returns would have been lower had certain expenses not been reduced during the period shown.
m Not annualized.

p  Does not take into consideration expense reductions during the period shown.

q  Does not include expenses of the investment companies in which the Fund invests.

r  Annualized.

v  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See notes to financial statements.

20

NOTES TO STATEMENTS
Unaudited

I. Organization

The John Hancock Lifestyle Conservative Portfolio (the “Fund”) is a non-diversified series of John Hancock Funds II (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended.

The Fund operates as a “fund of funds”, which invests in shares of mutual funds (“underlying funds”) managed by affiliates of John Hancock Investment Management Services, LLC (the “Adviser”). The Adviser is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”). Each underlying fund’s accounting policies are outlined in the underlying fund’s shareholder report, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Internet site at www.sec.gov, File # 811-21779, CIK 0001331971.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class R3, Class R4, Class R5, and Class 1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

At February 28, 2006 John Hancock USA, an indirect subsidiary of MFC, owned 7,605 Class B, Class C, Class R3, Class R4 and Class R5 shares of beneficial interest of the Fund.

II. Significant
accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 P.M. Eastern Time. Investments in underlying funds are valued at their respective net asset values each business day, or at fair value as determined in good faith in accordance with procedures

21

approved by the Trustees. Securities in the underlying funds’ portfolios are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost.

Repurchase agreements

The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income on investment securities is recorded on the ex-dividend date.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses not directly attributable to a particular Fund or class of shares are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as transfer agency fees, blue sky fees, printing and postage fees and distribution and service fees, are accrued daily and charged directly to the respective share classes. Expenses in the Fund’s Statements of Operations reflect the expenses of the Fund and do not include any indirect expenses related to the underlying funds. Because the underlying funds have varied expense levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated

22

undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts, without affecting its net asset value.

III. Investment advisory and other agreements

Advisory Fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of the Fund, subject to the supervision of the Board of Trustees. Under the Advisory Agreement the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $7,500,000,000 of the Fund’s aggregate daily net assets and (b) 0.04% of the Fund’s aggregate daily net assets in excess of $7,500,000,000. Aggregate net assets include the net assets of the five Lifestyle Portfolios of the Trust (the Lifestyle Aggressive, the Lifestyle Balanced, the Lifestyle Conservative, the Lifestyle Growth and the Lifestyle Moderate) and the five Lifestyle Portfolios of John Hancock Trust (the Lifestyle Aggressive 1000, the Lifestyle Growth 820, the Lifestyle Balanced 640, the Lifestyle Moderate 460 and the Lifestyle Conservative 280). The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has contractually agreed to waive advisory fees or reimburse Fund’s expenses for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the classes, at least until November 1, 2006. Accordingly, the expense reductions related to this expense limitation amounted to $14,716, $8,012, $8,320, $6,501, $6,501 and $6,964 for Class A, Class B, Class C, Class R3, Class R4 and Class R5, respectively, for the period ended February 28, 2006. The Adviser reserves the right to terminate this limitation in the future.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plans

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly-owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50%, 0.25%, and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has also adopted a Service Plan with respect to Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Fund pays up to 0.15%, 0.10% and 0.05% of average daily net assets of Class R3, Class R4 and

23

Class R5 shares, respectively, for certain other services. There were no servicing fees during the period ended February 28, 2006.

Sales charges

Class A shares are assessed up-front sales charges. During the period ended February 28, 2006, JH Funds received net up-front sales charges of $33,671 with regard to sales of Class A shares. Of this amount, $5,758 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $27,913 was paid as sales commissions to unrelated broker-dealers and none was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2006, JH Funds received no CDSCs with regard to Class B and Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class R3, Class R4 and Class R5 share average daily net assets. This agreement is effective until December 31, 2006. Signature Services reserves the right to terminate this limitation in the future. In addition, Signature Service has voluntarily agreed to further limit transfer agent fees for Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. Accordingly, the transfer agent fees reductions amounted to $66, $66 and $96 for Class R3, Class R4 and Class R5 shares, respectively, during the period ended February 28, 2006. Signature Services reserves the right to terminate this limitation at any time.

24

Expenses under the agreements described above for the period ended February 28, 2006, were as follows:
	Distribution	Transfer		Printing and
Share Class	fees	agent	Blue sky	postage

Class A	$1,673	$840	$5,514	$9,756
Class B	1,278	226	5,514	2,626
Class C	1,691	257	5,514	2,968
Class R3	185	88	5,514	1,023
Class R4	93	88	5,514	1,024
Class R5	N/A	128	5,514	1,513
Class 1	167,132	—	—	842
Total	$172,052	$1,627	$33,084	$19,752

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated based on each fund’s average daily net asset value.

IV. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

25

V. Capital shares

Share activities for the Fund for the period ended February 28, 2006 were as follows:

	Period ended 2-28-06[a]
	Shares	Amount

Class A shares
Sold	316,474	$4,244,663
Distributions reinvested	447	5,951
Repurchased	(11,205)	(150,902)
Net increase	305,716	$4,099,712

Class B shares
Sold	70,626	$946,714
Distributions reinvested	61	813
Repurchased	(101)	(1,363)
Net increase	70,586	$946,164

Class C shares
Sold	103,089	$1,383,102
Distributions reinvested	38	509
Net increase	103,127	$1,383,611

Class R3 shares
Sold	7,601	$100,033
Net increase	7,601	$100,033

Class R4 shares
Sold	7,771	$102,335
Net increase	7,771	$102,335

Class R5 shares
Sold	17,149	$227,303
Distributions reinvested	17	220
Repurchased	(91)	(1,214)
Net increase	17,075	$226,309

Class 1 shares
Sold	76,466,007	$1,006,365,462
Distributions reinvested	495,787	6,589,012
Repurchased	(1,967,580)	(26,253,395)
Net increase	74,994,214	$986,701,079

Net increase	75,506,090	$993,559,243

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05, respectively.

26

VI. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2006, aggregated $1,020,872,798 and $27,076,764, respectively.

The cost of investment owned on February 28, 2006, including short-term investments, for federal income tax purposes, was $994,509,853. Gross unrealized appreciation and depreciation of investments aggregated $28,288,811 and $575,824, respectively, resulting in net unrealized appreciation of $27,712,987. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

VII. Investment in affiliated underlying funds

The Fund invests primarily in the underlying funds that are managed by affiliates of the Adviser. The Fund does not invest in the underlying funds for the purpose of exercising management or control.

A summary of the Fund’s transactions in the securities of affiliated issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer, during the period ended February 28, 2006 is set forth below.

Affiliate —	Shares	Shares	Ending	Share	Ending
Class NAV	Purchased	Sold	Amount	Proceeds	Value

Active Bond	10,672,833	100,089	10,572,744	$101,419,894	$102,238,435
Blue Chip Growth	1,205,409	75,650	1,129,759	18,859,655	20,426,042
Core Bond	1,627,571	5,412	1,622,159	20,256,318	20,390,543
Equity-Income	1,227,535	53,769	1,173,766	18,883,935	20,423,523
Fundamental Value	1,380,181	47,759	1,332,422	19,303,749	20,386,054
Global Bond	5,802,792	73,784	5,729,008	82,689,689	82,096,685
High Yield	7,037,847	148,243	6,889,604	69,470,846	71,514,086
International Stock	1,715,414	165,183	1,550,231	18,243,244	20,478,549
International Value	1,987,545	131,339	1,856,206	27,603,782	30,608,836
Investment
Quality Bond	4,347,846	50,860	4,296,986	50,769,094	51,091,161
Real Estate Securities	2,172,441	264,596	1,907,845	44,379,048	51,053,924
Real Return Bond	3,087,109	40,332	3,046,777	40,737,775	40,887,746
Spectrum Income	9,041,559	71,636	8,969,923	89,753,792	91,941,706
Strategic Bond	6,034,726	76,321	5,958,405	70,476,037	71,500,857
Total Return	12,048,269	161,954	11,886,315	162,042,679	163,674,552
U.S. Government
Securities	8,398,013	126,670	8,271,343	111,577,484	112,490,265
U.S. High Yield Bond	782,329	398	781,931	9,995,076	10,235,482
U.S. Multi Sector	1,997,150	80,031	1,917,119	19,175,891	20,398,143
Value & Restructuring	2,008,215	184,758	1,823,457	18,158,048	20,386,251

27

Evaluation of Advisory and Subadvisory Agreement by the Board of Trustees (unaudited)

This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each series of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board will regularly evaluate the Trust’s advisory and subadvisory arrangements, including consideration of the six factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The six factors to be regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows;

4. whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

5. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust; and

6. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all six factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure: factors (1), (2) and (6) are of primary relevance; factors (3) and (4) generally are less significant to the Trustees’ considerations because subad-visory fees are paid to subadvisers by the Adviser and not directly by the Funds, and issues pertaining to economies of scale are considered in connection with the approval of the advisory fees that are paid directly by the Funds; and with respect to those subadvisers that are not affiliated with the Adviser, because the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length, factor (5) generally is also less significant to the Trustees’ considerations except in those circumstances in which such attention may be warranted because the comparative fee information considered in connection with factor (6) indicates that the subadvisory fees will materially exceed those normally charged under comparable circumstances.

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In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affili-ates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the six factors that it considers, the Board:

1(a) considered the high value to the Trust of JHIMS’s long relationship with investment companies within the same fund complex as the Trust, the skills and competency which JHIMS has demonstrated in managing the affairs and subadvisory relationships of these other investment companies, JHIMS’s ability to oversee and monitor the subadvis-ers’ investment performance and compliance programs and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement;

2 reviewed the investment performance of comparably managed funds of each of the Funds; the comparative performance of their respective benchmarks and comparable funds (i.e., funds having approximately the same investment objective); and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the comparably managed funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and each of their subadvisers;

3 & 4 reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (a) that to the extent that Funds have subad-visory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (b) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (c) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

5 (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) and considered an analysis presented by JHIMS

29

regarding the estimated net profitability to JHIMS of the advisory fee structure;

(b) reviewed the profitability of the JHIMS’ relationship with the Funds in terms of the total amount of annual advisory fees it is estimated to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS will derive reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the sub-advisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees to be paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

6 reviewed comparative information with respect to the proposed advisory fee rates and concluded that the Trust’s anticipated advisory fees are within the range of those incurred by other comparable funds and that the Trust’s advisory structure is thus competitive within the industry. In considering the proposed advisory fee rates, the Board took into account the high level of services expected to be provided to the Funds and the other factors considered.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

1 information relating to each subad-viser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and, if applicable, past sub-advisory services to affiliated funds of the Trust;

2 the investment performance of comparatively managed funds of the Fund and comparative performance information relating to the comparatively managed fund’s benchmark and comparable funds;

3 the proposed subadvisory fee for each Fund and comparative fee information; and

4 information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

1 The Subadviser has extensive experience and demonstrated skills as a manager;

2 Although not without variation, the current and historical performance of the comparably managed funds of Subadviser to the Funds generally has been within the range of the current and historical performance of comparable funds and the comparably managed funds’ respective benchmarks;

3 With respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the

30

Adviser and the subadviser and generally are within the range of industry norms; and

4 The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements that would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

Additional information that the Board considered for a particular fund is set forth below.

Performance of
	Comparable Funds	Estimated Fees
Fund	as of June 30, 2005	and Expenses

Lifestyle Conservative	Performance of the	Advisory fees for this Fund
	Lifestyle Conservative	are lower than its peer
(MFC Global	280 Trust of JHT has	group median.
Investment	outperformed its
Management	benchmark index over	Total expenses for this
(U.S.A.) Limited	the one, three and five	Fund are higher than its
	year periods.	peer group median.

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OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

32

For more information

The Portfolio’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Gordon M. Shone	Principal distributor
James M. Oates, Chairman*	Vice President and Treasurer	John Hancock Funds, LLC
Charles L. Bardelis *	Betsy A. Seel	601 Congress Street
James R. Boyle†	Assistant Vice President,	Boston, MA 02210-2805
Peter S. Burgess *	Secretary and
Elizabeth G. Cook	Chief Legal Officer	Custodian
William H. Cunningham	George Boyd	State Street Bank & Trust Co.
Charles L. Ladner *	Senior Counsel, Assistant	225 Franklin Street
Hassell H. McClellan	Vice President and	Boston, MA 02110
*Members of the Audit Committee	Assistant Secretary
†Non-Independent Trustee	Francis V. Knox, Jr.	Transfer agent
	Vice President and Chief	John Hancock Signature
Officers	Compliance Officer	Services, Inc.
Keith F. Hartstein		1 John Hancock Way,
President	Investment adviser	Suite 1000
John G. Vrysen	John Hancock Investment	Boston, MA 02217-1000
Executive Vice President and	Management Services, LLC
Chief Financial Officer	601 Congress Street	Legal counsel
	Boston, MA 02210-2805	Kirkpatrick & Lockhart
Nicholson Graham LLP
1 Lincoln Street
Boston, MA 02111

The Portfolio’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Portfolio’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

33

John Hancock

JOHN HANCOCK FUNDS

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifestyle Conservative Portfolio.

980SA 2/06
4/06

JOHN HANCOCK

Lifestyle Growth Portfolio

2.28.2006 **Semiannual Report**

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 12

For more information
page 37

To Our Shareholders,

After producing modest returns in 2005, the stock market started off strong in the first two months of 2006. The major indexes all advanced and produced two-month returns that were already half as much as the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 2.93% through February 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a slower-growing economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of their 18-month campaign of rising interest rates.

Although a solid yearly beginning has typically augured well for the rest of the year, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Portfolio seeks
long-term growth
of capital. Current
income is also a
consideration. To
pursue this goal,
the Portfolio, which
is a fund of funds,
normally invests
approximately
20% of its assets
in underlying
funds which invest
primarily in fixed-
income securities
and approximately
80% of its assets in
underlying funds
which invest
primarily in equity
securities.

Since inceptiona

 * Equities performed quite well during the reporting period, while most U.S. fixed income segments were only modestly positive.

 * All but one of the underlying funds produced positive results and the Lifestyle Growth Portfolio outperformed the index.

 * The equity portion of the Portfolio benefited most from allocations to funds that invest in small- and mid-cap stocks as well as funds that invest in non-U.S. equities, while the fixed-income portion benefited most from funds that invest in high yield bonds.

Total returns for the Portfolio are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 began operations on 10-18-05 and Class 1 began operation on 10-15-05.

Asset Allocation
Equity	% of Total	Fixed Income	% of Total
U.S. Large Cap	39.00	High Yield Bond	7.00
International	16.00	Intermediate Term Bond	4.00
U.S. Mid Cap	8.00	Multi-Sector Bond	4.00
U.S. Small Cap	7.00	Treasury Inflation
International Small Cap	4.00	Protected Securities	3.00
Natural Resources	4.00	Global Bond	2.00
Real Estate	2.00

As a percentage of the Portfolio’s net assets on February 28, 2006.

1

FROM THE MANAGEMENT TEAM OF MFC GLOBAL INVESTMENT MANAGEMENT

MANAGERS’
REPORT

JOHN HANCOCK
Lifestyle
Growth Portfolio

For the reporting period of October 18, 2005 through February 28, 2006, all major equity indexes posted positive results, while bonds advanced modestly. The dominant influence of energy on the economy and on business profitability kept equity and oil prices locked in contrary motion: Equities fell in December and January as oil prices firmed, and rallied in October, November and February as oil prices declined. Oil price volatility has not diminished the underlying support that equities have received from strong corporate earnings and solid economic growth.

U.S. small-cap stocks were the best performers over the reporting period followed by mid-cap stocks. Large-cap stocks continued to trail, which is consistent with the last two years of unremarkable performance. Small- and mid-cap growth stocks beat their value counterparts while value stocks outperformed in the large-cap area. International stocks produced strong results during this period, outperforming U.S. equities by approximately 6%. This performance was bolstered by strong results in Japan and Germany.

“For the reporting period of
October 18, 2005 through
February 28, 2006, all major
equity indexes posted positive
results, while bonds advanced
modestly.”

While equities performed quite well during the reporting period, most U.S. fixed-income segments were only modestly positive. One exception came from high yield issues, which significantly outperformed other fixed-income areas as investors searched for yield. In terms of non-U.S. fixed income, hedged strategies outperformed unhedged portfolios due to the strengthening of the U.S. dollar against most currencies, namely the Euro, Yen and Sterling.

Performance results

From inception October 18, 2005 (for Class I inception is October 15, 2005) through February 28, 2006, John Hancock Lifestyle Growth Portfolio’s Class A, Class B, Class C, Class R3,

2

Class R4, Class R5 and Class I shares posted total returns of 9.12%, 8.89%, 8.89%, 9.00%, 9.13%, 9.19% and 9.22%, respectively, at net asset value. That compared with the 7.01% return of the Portfolio’s benchmark index — a 80/20 blend of the Standard & Poor’s 500 Index and the Lehman Brothers Aggregate Bond Index.

Performance explanation

This Portfolio outperformed its benchmark since inception. Both the equity and fixed-income components of the Portfolio contributed to the positive outcome. Performance of the equity portion was aided by non-traditional asset classes such as natural resources, international small-cap stocks and Real Estate Investment Trusts (REITs). Resilient oil prices and strengthening industrial and precious metals lifted the Wellington-managed Natural Resources Fund (+16.04%) to a strong gain in the period. Real Estate Securities (+17.27%, Deutsche Asset Management) also delivered excellent gains as REITs continued to outperform the S&P 500 for the sixth straight year. Though volatile as individual portfolios, International Small Cap Fund (+10.92%, Templeton), Natural Resources Fund, and Real Estate Securities Fund provided excellent returns. The risks inherent in these asset classes, which have small allocations in Lifestyle Growth Portfolio, are diffused by the portfolio’s broad diversification.

“Both the equity and fixed-income
components of the Portfolio
contributed to the positive
outcome.”

Allocations to traditional equity asset classes also added value, particularly the exposure to non-U.S. funds and small- and mid-cap funds. International Opportunities Fund (+19.39%, Marsico), a growth-oriented fund, led the way on the non-U.S. side. In the mid- and small-cap portion of the Portfolio, Mid-Cap Stock Fund (+18.17%, Wellington) and Small Company Value Fund (+14.91%, T. Rowe Price) were top performers.

In the U.S. large-cap portion of the portfolio, U.S. Multi-Sector Fund (GMO) was the main detractor from performance. This was due in large part to the fund’s positioning in higher-quality names. The fund’s management team continues to believe that low-quality stocks are extremely overvalued and that high-quality equities represent the best opportunity within the U.S.

3

The best relative results in the fixed-income portion of the Portfolio were generated by high yield funds. Although spreads have become historically tight in relation to other fixed-income options, investors have continued to flock to high yield bonds in an effort to capture any incremental yield over traditional fixed-income asset classes. Allocations to multi-sector bond funds also added value. These funds are designed to outperform the broad fixed-income market with a similar amount of risk by allocating across a wide range of sectors, including emerging-market debt, high yield and non-U.S. sovereign debt. Over the current reporting period, Spectrum Income Fund (+3.19%, T. Rowe Price) benefited from allocations to high yield and emerging-market debt.

The main detractor from performance within fixed income was Global Bond Fund (-0.71%, PIMCO). Because the strategy does not hedge the underlying currency of its foreign bond holdings, the rallying U.S dollar hurt performance. While global bonds detracted from results during this period, allocations to non-traditional fixed-income asset classes such as global bonds and TIPS help to diversify Lifestyle Growth Portfolio over the long term.

“We believe that the long-awaited
shift in favor of higher quality
stocks will occur sooner
rather than later, and we are
well positioned.”

Positioning and outlook

Lifestyle Growth Portfolio is well diversified across a wide range of asset classes and investment styles, including non-traditional asset classes. The Portfolio has a 20% weighting in non-US equity funds, including a 4% position dedicated to non-US small cap. Other

4

notable equity allocations include a 4% position in the Natural Resources Fund (Wellington) and a 2% position in Real Estate Securities Fund (Deutsche Asset Management). On the fixed-income front, the Portfolio has a meaningful stake (7%) in high yield funds, a 2% position in Global Bond Fund (PIMCO) and a 3% position in Real Return Fund (PIMCO). No major changes were made during this short time period outside of the regular rebalancing process.

We believe that the long-awaited shift in favor of higher-quality stocks will occur sooner rather than later, and we are well positioned for this impending change within our large-cap allocations. We remain vigilant in our evaluation of the areas that have experienced excellent relative and absolute gains recently, including real estate, natural resources, high yield and small- and mid-cap stocks. In our view, valuations in these areas are not as attractive as they were three years ago (for example, high yield spreads over treasuries have tightened significantly and cash-flow multiples for REIT securities have been higher than historical averages). In many cases, however, the fundamentals remain strong. As always, we will make adjustments to further enhance the risk-reward profile of the Portfolio as opportunities arise.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in small-cap stocks. See the prospectus for the risks of investing in high-yield bonds.

5

A LOOK AT
PERFORMANCE
For the period ending
February 28, 2006

With maximum sales charge (POP)

Cumulative total returns
Since inception[a]

Class A	3.68%

Class B	3.89

Class C	7.89

Class R3[b]	9.00

Class R4[b]	9.13

Class R5[b]	9.19

Class 1[b]	9.22

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening (prior day’s close) on the inception date.

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05.

 b For certain types of investors as described in the Fund’s Class R3, Class R4, Class R5 and Class 1 share prospectuses.

6

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 invest-
ment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R3[a]	Class R4[a]	Class R5[a]	Class 1[a]
Period beginning	10-18-05	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05

Without
sales charge	$10,889	$10,889	$10,900	$10,913	$10,919	$10,922

With maximum
sales charge	10,389	10,789	10,900	10,913	10,919	10,922

Index	10,701	10,701	10,701	10,701	10,701	10,727

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

A blended index is used combining 80% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 20% of the Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

a For certain types of investors as described in the Fund’s Class R3, Class R4, Class R5 and Class 1 share prospectuses.

7

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

 * Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

 * Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

In addition to the operating expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied operating expenses and transaction costs and the Fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on inception date with the same investment held until February 28, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on inception date	on 2-28-06	ended 2-28-06[a]

Class Ab	$1,091.20	$2.30
Class Bb	1,088.90	5.01
Class Cb	1,088.90	5.01
Class R3[b]	1,090.00	2.72
Class R4[b]	1,091.30	1.78
Class R5[b]	1,091.90	0.84
Class 1[b]	1,092.20	0.52

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over

8

the period. Simply divide your account value at February 28, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on inception date with the same investment held until February 28, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on inception date	on 2-28-06	ended 2-28-06[a]

Class Ab	$1,016.20	$2.22
Class Bb	1,013.60	4.83
Class Cb	1,013.60	4.83
Class R3[b]	1,015.80	2.62
Class R4[b]	1,016.70	1.71
Class R5[b]	1,017.60	0.81
Class 1[b]	1,018.30	0.50

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Fund’s annualized expense ratio of 0.61%, 1.32%, 1.31%, 0.72%, 0.47% 0.22% and 0.12% for Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class 1, respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period /365 or 366 (to reflect the one-half year period).

b Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05.

9

F I N A N C I A L S TAT E M E N T S

FUND’S
INVESTMENTS
Securities owned
by the Fund on
February 28, 2006
(unaudited)

Lifestyle Growth Fund portfolio of investments, showing
all underlying funds.

Issuer	Shares	Value

Total investments 100.01%		$6,476,733,289

(Cost $6,007,700,997)
John Hancock Funds II

500 Index Fund Class NAV	11,605,597	$128,473,962

All Cap Growth Fund Class NAV	3,708,247	63,930,186

All Cap Value Fund Class NAV	8,336,607	128,467,114

Blue Chip Growth Fund Class NAV	17,852,271	322,769,055

Capital Appreciation Fund Class NAV	19,037,868	193,234,361

Core Equity Fund Class NAV	12,934,032	193,234,441

Equity-Income Fund Class NAV	14,831,807	258,073,445

Fundamental Value Fund Class NAV	16,862,860	258,001,761

Global Bond Fund Class NAV	9,095,095	130,332,705

High Yield Fund Class NAV	43,935,488	456,050,365

International Equity Index Fund Class NAV	3,661,405	64,660,417

International Opportunities Fund Class NAV	12,538,804	195,856,116

International Small Cap Fund Class NAV	12,911,345	263,649,662

International Stock Fund Class NAV	29,718,573	392,582,344

International Value Fund Class NAV	23,528,815	387,990,153

Large Cap Fund Class NAV	4,425,117	63,942,938

Large Cap Value Fund Class NAV	2,844,155	63,709,075

Mid Cap Core Fund Class NAV	14,715,907	258,264,161

Mid Cap Index Fund Class NAV	3,373,518	63,759,489

Mid Cap Stock Fund Class NAV	3,962,335	64,863,420

Mid Cap Value Fund Class NAV	3,333,281	63,732,338

Natural Resources Fund Class NAV	7,806,032	258,769,955

Quantitative Value Fund Class NAV	12,261,067	193,234,411

Real Estate Securities Fund Class NAV	4,874,389	130,438,639

Real Return Bond Fund Class NAV	14,570,360	195,534,225

Small Cap Fund Class NAV	4,196,225	64,160,276

Small Cap Index Fund Class NAV	3,982,225	64,233,292

See notes to financial statements.

10

F I N A N C I A L   S TAT E M E N T S

Issuer	Shares	Value
John Hancock Funds II — continued

Small Cap Opportunities Fund Class NAV	5,391,357	$129,500,393

Small Company Growth Fund Class NAV	5,640,544	64,302,200

Small Company Value Fund Class NAV	2,676,832	64,645,495

Special Value Fund Class NAV	3,092,026	64,190,462

Spectrum Income Fund Class NAV	12,645,071	129,611,983

Strategic Bond Fund Class NAV	10,818,858	129,826,297

Total Return Fund Class NAV	18,923,426	260,575,577

U.S. Global Leaders Growth Fund Class NAV	14,572,996	194,840,951

U.S. Multi Sector Fund Class NAV	42,529,952	452,518,684

Vista Fund Class NAV	5,742,282	64,772,941

Total investments 100.01%		$6,476,733,289

Liabilities in excess of other assets (0.01)%		($464,048)

Total net assets 100.00%		$6,476,269,241

Percentages are stated as a percent of net assets of the Fund.

See notes to financial statements.

11

ASSETS AND
LIABILITIES

February 28, 2006
(unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in affiliated funds, at value
(cost $6,007,700,997)	$6,476,733,289
Receivable for shares sold	4,219,827
Receivable from affiliates	156,217
Other assets	13,137
Total assets	6,481,122,470

Liabilities

Due to custodian	929,151
Payable for investments purchased	3,216,488
Payable for shares repurchased	1,000
Payable to affiliates
Fund administration fees	117,539
Transfer agent fees	10,872
Other payables and accrued expenses	578,179
Total liabilities	4,853,229

Net assets

Capital paid-in	6,005,083,287
Accumulated net realized gain on investments	4,306,052
Net unrealized appreciation on investments	469,032,292
Distributions in excess of net investment income	(2,152,390)
Net assets	$6,476,269,241

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($32,729,320 ÷ 2,259,294 shares)	$14.49
Class B ($6,414,210 ÷ 442,905 shares)	$14.48
Class C ($21,056,396 ÷ 1,454,110 shares)	$14.48
Class R3 ($194,149 ÷ 13,405 shares)	$14.48
Class R4 ($135,389 ÷ 9,346 shares)	$14.49
Class R5 ($1,154,774 ÷ 79,689 shares)	$14.49
Class 1 ($6,414,585,003 ÷ 443,904,454 shares)	$14.45

Maximum offering price per share

Class Aa ($14.49 ÷ 95%)	$15.25

a On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

12

F I N A N C I A L   S TAT E M E N T S

OPERATIONS
For the period ended
February 28, 2006a
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$36,013,276
Total investment income	36,013,276

Expenses

Investment management fees (Note III)	868,020
Distribution and service fees (Note III)	1,061,403
Transfer agent fees (Note III)	11,276
Blue sky fees (Note III)	33,084
Printing and postage fees (Note III)	130,761
Fund administration fees (Note III)	117,756
Audit and legal fees	44,157
Custodian fees	4,268
Trustees’ fees (Note III)	26,217
Registration and filing fees	340,886
Interest	6,204
Miscellaneous	15,320
Total expenses	2,659,352
Less expense reductions (Note III)	(156,419)
Net expenses	2,502,933
Net investment income	33,510,343

Realized and unrealized gain

Net realized gain on investments	3,886,191
Capital gain distributions received from affiliated
underlying funds	419,861
Change in net unrealized appreciation of investments	469,032,292
Net realized and unrealized gain	473,338,344
Increase in net assets from operations	$506,848,687

a Period from 10-15-05 (commencement of operations) to 2-28-06.

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed since the inception of the Fund. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

Period
ended
2-28-06a

Increase (decrease) in net assets

From operations
Net investment income	$33,510,343
Net realized gain	4,306,052
Change in net unrealized appreciation	469,032,292
Increase in net assets resulting
from operations	506,848,687
Distributions to shareholders
From net investment income
Class A	(46,836)
Class B	(6,890)
Class C	(19,011)
Class R3	(519)
Class R4	(571)
Class R5	(2,527)
Class 1	(35,586,379)
(35,662,733)
From Fund share transactions	6,005,083,287

Net assets

End of period	$6,476,269,241
Distributions in excess of
net investment income	($2,152,390)

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05. Unaudited.

See notes to financial statements.

14

F I N A N C I A L   H I G H L I G H T S

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the commencement of operations of the Fund.

Period ended

Per share operating performance

Net asset value,
beginning of period	$13.35
Net investment income[h]	0.03
Net realized and unrealized
gain on investments	1.18
Total from
investment operations	1.21
Less distributions
From net investment income	(0.07)
(0.07)
Net asset value, end of period	$14.49
Total return[k,l] (%)	9.12[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$33
Ratio of net expenses
to average net assets[q] (%)	0.61[r]
Ratio of gross expenses
to average net assets[p,q] (%)	2.34[r]
Ratio of net investment income
to average net assets[v] (%)	0.56[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

15

F I N A N C I A L   H I G H L I G H T S

CLASS B SHARES

Period ended	2-28-06[a]

Per share operating performance

Net asset value,
beginning of period	$13.35
Net investment loss[h]	(0.01)
Net realized and unrealized
gain on investments	1.20
Total from
investment operations	1.19
Less distributions
From net investment income	(0.06)
(0.06)
Net asset value, end of period	$14.48
Total return[k,l] (%)	8.89[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$6
Ratio of net expenses
to average net assets[q] (%)	1.32[r]
Ratio of gross expenses
to average net assets[p,q] (%)	3.70[r]
Ratio of net investment loss
to average net assets[v] (%)	(0.16)[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

16

F I N A N C I A L   H I G H L I G H T S

CLASS C SHARES

Period ended	2-28-06[a]

Per share operating performance

Net asset value,
beginning of period	$13.35
Net investment loss[h]	(0.02)
Net realized and unrealized
gain on investments	1.21
Total from
investment operations	1.19
Less distributions
From net investment income	(0.06)
(0.06)
Net asset value, end of period	$14.48
Total return[k,l] (%)	8.89 [m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$21
Ratio of net expenses
to average net assets[q] (%)	1.31[r]
Ratio of gross expenses
to average net assets[p,q] (%)	3.11[r]
Ratio of net investment loss
to average net assets[v] (%)	(0.33)[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

17

F I N A N C I A L   H I G H L I G H T S

CLASS R3 SHARES

Period ended	2-28-06[a]

Per share operating performance

Net asset value,
beginning of period	$13.35
Net investment income[h]	0.04
Net realized and unrealized
gain on investments	1.16
Total from
investment operations	1.20
Less distributions
From net investment income	(0.07)
(0.07)
Net asset value, end of period	$14.48
Total return[k,l] (%)	9.00[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses
to average net assets[q] (%)	0.72[r]
Ratio of gross expenses
to average net assets[p,q] (%)	15.62[r]
Ratio of net investment income
to average net assets[v] (%)	0.75[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

18

F I N A N C I A L   H I G H L I G H T S

CLASS R4 SHARES

Period ended	2-28-06[a]

Per share operating performance

Net asset value,
beginning of period	$13.35
Net investment income[h]	0.06
Net realized and unrealized
gain on investments	1.16
Total from
investment operations	1.22
Less distributions
From net investment income	(0.08)
(0.08)
Net asset value, end of period	$14.49
Total return[k,l] (%)	9.13[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses
to average net assets[q] (%)	0.47[r]
Ratio of gross expenses
to average net assets[p,q] (%)	16.72[r]
Ratio of net investment income
to average net assets[v] (%)	1.12[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

19

F I N A N C I A L   H I G H L I G H T S

CLASS R5 SHARES

Period ended	2-28-06[a]

Per share operating performance

Net asset value,
beginning of period	$13.35
Net investment income[h]	0.01
Net realized and unrealized
gain on investments	1.21
Total from
investment operations	1.22
Less distributions
From net investment income	(0.08)
(0.08)
Net asset value, end of period	$14.49
Total return[k,l] (%)	9.19[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1
Ratio of net expenses
to average net assets[q] (%)	0.22[r]
Ratio of gross expenses
to average net assets[p,q] (%)	4.94[r]
Ratio of net investment income
to average net assets[v] (%)	0.15[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

20

F I N A N C I A L   H I G H L I G H T S

CLASS 1 SHARES

Period ended	2-28-06 [a]

Per share operating performance

Net asset value,
beginning of period	$13.31
Net investment income[h]	0.09
Net realized and unrealized
gain on investments	1.13
Total from
investment operations	1.22
Less distributions
From net investment income	(0.08)
(0.08)
Net asset value, end of period	$14.45
Total return[k] (%)	9.22[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$6,415
Ratio of net expenses
to average net assets[q] (%)	0.12[r]
Ratio of net investment income
(loss) to average net assets[v] (%)	1.65[r]
Portfolio turnover (%)	3[m]

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05. Unaudited
.
h Based on the average of the shares outstanding.

i Less than $500,000.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Fund invests.

r Annualized.

v Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See notes to financial statements.

21

NOTES TO
STATEMENTS
Unaudited

I. Organization

The John Hancock Lifestyle Growth Portfolio (the “Fund”) is a non-diversified series of John Hancock Funds II (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended.

The Fund operates as a “fund of funds”, which invests in shares of mutual funds (“underlying funds”) managed by affiliates of John Hancock Investment Management Services, LLC (the “Adviser”). The Adviser is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”). Each underlying fund’s accounting policies are outlined in the underlying fund’s shareholder report, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Internet site at www.sec.gov, File # 811-21779, CIK 0001331971.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class R3, Class R4, Class R5, and Class 1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

At February 28, 2006 John Hancock USA, an indirect subsidiary of MFC, owned 7,513 Class R3, Class R4 and Class R5 shares of beneficial interest of the Fund.

II. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 P.M. Eastern Time. Investments in underlying funds are valued at their respective net asset values each business day, or at fair value as determined in good faith in accordance with procedures approved by the Trustees.

22

Securities in the underlying funds’ portfolios are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost.

Repurchase agreements

The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income on investment securities is recorded on the ex-dividend date.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses not directly attributable to a particular Fund or class of shares are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as transfer agency fees, blue sky fees, printing and postage fees and distribution and service fees, are accrued daily and charged directly to the respective share classes. Expenses in the Fund’s Statements of Operations reflect the expenses of the Fund and do not include any indirect expenses related to the underlying funds. Because the underlying funds have varied expense levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized

23

gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts, without affecting its net asset value.

III. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of the Fund, subject to the supervision of the Board of Trustees. Under the Advisory Agreement the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $7,500,000,000 of the Fund’s aggregate daily net assets and (b) 0.04% of the Fund’s aggregate daily net assets in excess of $7,500,000,000. Aggregate net assets include the net assets of the five Lifestyle Portfolios of the Trust (the Lifestyle Aggressive, the Lifestyle Balanced, the Lifestyle Conservative, the Lifestyle Growth and the Lifestyle Moderate) and the five Lifestyle Portfolios of John Hancock Trust (the Lifestyle Aggressive 1000, the Lifestyle Growth 820, the Lifestyle Balanced 640, the Lifestyle Moderate 460 and the Lifestyle Conservative 280). The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has contractually agreed to waive advisory fees or reimburse Fund’s expenses for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the classes, at least until November 1, 2006. Accordingly, the expense reductions related to this expense limitation amounted to $71,690, $19,086, $42,741, $6,527, $6,548 and $9,425 for Class A, Class B, Class C, Class R3, Class R4 and Class R5, respectively, for the period ended February 28, 2006. The Adviser reserves the right to terminate this limitation in the future.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plans

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly-owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50%, 0.25%, and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has also adopted a Service Plan with respect to Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Fund pays up to 0.15%, 0.10% and 0.05% of average daily net assets of Class R3, Class R4 and Class R5 shares, respectively,

24

for certain other services. There were no servicing fees during the period ended February 28, 2006.

Sales charges

Class A shares are assessed up-front sales charges. During the period ended February 28, 2006, JH Funds received net up-front sales charges of $606,012 with regard to sales of Class A shares. Of this amount, $99,425 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $498,237 was paid as sales commissions to unrelated broker-dealers and $8,350 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2006, CDSCs received by JH Funds amounted to $330 for Class B shares and $488 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class R3, Class R4 and Class R5 share average daily net assets. This agreement is effective until December 31, 2006. Signature Services reserves the right to terminate this limitation in the future. In addition, Signature Service has voluntarily agreed to further limit  transfer agent fees for Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. Accordingly, the transfer agent fees reductions amounted to $69, $69 and $264 for Class R3, Class R4 and Class R5 shares, respectively, during the period ended February 28, 2006. Signature Services reserves the right to terminate this limitation at any time.

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Expenses under the agreements described above for the period ended February 28, 2006, were as follows:

	Distribution	Transfer		Printing and
Share Class	fees	agent	Blue sky	postage

Class A	$12,499	$6,071	$5,514	$70,307
Class B	8,031	1,238	5,514	14,370
Class C	23,821	3,431	5,514	39,586
Class R3	218	92	5,514	1,056
Class R4	100	92	5,514	1,073
Class R5	N/A	352	5,514	4,121
Class 1	1,016,734	—	—	248
Total	$1,061,403	$11,276	$33,084	$130,761

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated based on each fund’s average daily net asset value.

IV. Guarantees and Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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V. Capital shares

Share activities for the Fund for the period ended February 28, 2006 were as follows:

	Period ended 2-28-06 [a]
	Shares	Amount

Class A shares

Sold	2,287,854	$32,632,382
Distributions reinvested	3,180	44,453
Repurchased	(31,740)	(454,113)
Net increase	2,259,294	$32,222,722

Class B shares

Sold	448,775	$6,390,226
Distributions reinvested	435	6,092
Repurchased	(6,305)	(90,318)
Net increase	442,905	$6,306,000

Class C shares

Sold	1,460,635	$20,858,902
Distributions reinvested	1,181	16,531
Repurchased	(7,706)	(110,140)
Net increase	1,454,110	$20,765,293

Class R3 shares

Sold	13,405	$185,180
Net increase	13,405	$185,180

Class R4 shares

Sold	9,346	$126,802
Net increase	9,346	$126,802

Class R5 shares

Sold	81,858	$1,150,887
Distributions reinvested	136	1,904
Repurchased	(2,305)	(32,516)
Net increase	79,689	$1,120,275

Class 1 shares

Sold	443,752,147	$5,942,380,950
Distributions reinvested	2,554,658	35,586,379
Repurchased	(2,402,351)	(33,610,314)
Net increase	443,904,454	$5,944,357,015

Net increase	448,163,203	$6,005,083,287

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 share began operations on 10-18-05 and Class 1 shares began operation on 10-15-05.

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VI. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2006, aggregated $6,167,356,076 and $163,541,270, respectively.

The cost of investments owned on February 28, 2006, including short-term investments, for federal income tax purposes, was $6,007,700,997. Gross unrealized appreciation and depreciation of investments aggregated $469,847,833 and $815,541, respectively, resulting in net unrealized appreciation of $469,032,292. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

VII. Investment in affiliated underlying funds

The Fund invests primarily in the underlying funds that are managed by affiliates of the Adviser. The Fund does not invest in the underlying funds for the purpose of exercising management or control.

A summary of the Fund’s transactions in the securities of affiliated issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer, during the period ended February 28, 2006 is set forth below.

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Affiliate —	Shares	Shares	Ending Share		Ending
Class NAV	Purchased	Sold	Amount	Proceeds	Value

500 Index	11,605,597	—	11,605,597	$120,595,521	$128,473,962
All Cap Growth	3,708,635	388	3,708,247	58,267,896	63,930,186
All Cap Value	8,337,047	440	8,336,607	116,146,450	128,467,114
Blue Chip Growth	17,935,324	83,053	17,852,271	299,619,614	322,769,055
Capital Appreciation	19,229,802	191,934	19,037,868	179,070,961	193,234,361
Core Equity	13,270,674	336,642	12,934,032	180,240,005	193,234,441
Equity-Income	14,832,195	388	14,831,807	240,245,218	258,073,445
Fundamental Value	16,863,718	858	16,862,860	246,032,425	258,001,761
Global Bond	9,095,095	—	9,095,095	131,148,246	130,332,705
High Yield	44,043,515	108,027	43,935,488	443,581,615	456,050,365
International
Equity Index	3,661,405	—	3,661,405	57,267,787	64,660,417
International
Opportunities	12,990,574	451,770	12,538,804	171,036,554	195,856,116
International
Small Cap	12,911,357	12	12,911,345	235,091,812	263,649,662
International Stock	30,223,007	504,434	29,718,573	352,342,785	392,582,344
International Value	23,529,247	432	23,528,815	351,925,064	387,990,153
Large Cap	4,425,117	—	4,425,117	59,934,624	63,942,938
Large Cap Value	2,844,448	293	2,844,155	58,253,019	63,709,075
Mid Cap Core	14,715,907	—	14,715,907	236,205,100	258,264,161
Mid Cap Index	3,373,518	—	3,373,518	57,027,102	63,759,489
Mid Cap Stock	3,962,767	432	3,962,335	55,437,206	64,863,420
Mid Cap Value	3,333,620	339	3,333,281	59,295,808	63,732,338
Natural Resources	10,088,789	2,282,757	7,806,032	220,113,351	258,769,955
Quantitative Value	12,272,405	11,338	12,261,067	174,968,423	193,234,411
Real Estate Securities	4,910,555	36,166	4,874,389	114,500,935	130,438,639
Real Return Bond	14,570,370	10	14,570,360	194,725,740	195,534,225
Small Cap	4,196,661	436	4,196,225	56,761,395	64,160,276
Small Cap Index	3,982,225	—	3,982,225	56,037,677	64,233,292
Small Cap Opportunities	5,391,360	3	5,391,357	115,154,815	129,500,393
Small Company Growth	5,640,544	—	5,640,544	56,547,320	64,302,200
Small Company Value	2,677,407	575	2,676,832	56,663,056	64,645,495
Special Value	3,092,026	—	3,092,026	58,472,284	64,190,462
Spectrum Income	12,645,071	—	12,645,071	126,697,264	129,611,983
Strategic Bond	10,819,362	504	10,818,858	128,030,738	129,826,297
Total Return	18,923,433	7	18,923,426	258,071,320	260,575,577
U.S. Global
Leaders Growth	14,573,018	22	14,572,996	193,362,305	194,840,951
U.S. Multi Sector	42,529,964	12	42,529,952	427,136,525	452,518,684
Vista	5,742,293	11	5,742,282	57,658,198	64,772,941

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Evaluation of Advisory and Subadvisory Agreement by the Board of Trustees (unaudited)

This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each series of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board will regularly evaluate the Trust’s advisory and subadvisory arrangements, including consideration of the six factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The six factors to be regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows;

4. whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

5. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust; and

6. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all six factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure: factors (1), (2) and (6) are of primary relevance; factors (3) and (4) generally are less significant to the Trustees’ considerations because subad-visory fees are paid to subadvisers by the Adviser and not directly by the Funds, and issues pertaining to economies of scale are considered in connection with the approval of the advisory fees that are paid directly by the Funds; and with respect to those subadvisers that are not affiliated with the Adviser, because the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length, factor (5) generally is also less significant to the Trustees’ considerations except in those circumstances in which such attention may be warranted because the comparative fee information considered in connection with factor (6) indicates that the subadvisory fees will materially exceed those normally charged under comparable circumstances.

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In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affili-ates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the six factors that it considers, the Board:

1(a) considered the high value to the Trust of JHIMS’s long relationship with investment companies within the same fund complex as the Trust, the skills and competency which JHIMS has demonstrated in managing the affairs and subadvisory relationships of these other investment companies, JHIMS’s ability to oversee and monitor the subadvis-ers’ investment performance and compliance programs and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement;

2 reviewed the investment performance of comparably managed funds of each of the Funds; the comparative performance of their respective benchmarks and comparable funds (i.e., funds having approximately the same investment objective); and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the comparably managed funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and each of their subadvisers;

3 & 4 reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (a) that to the extent that Funds have subad-visory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (b) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (c) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

5 (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) and considered an analysis presented by JHIMS

31

regarding the estimated net profitability to JHIMS of the advisory fee structure;

(b) reviewed the profitability of the JHIMS’ relationship with the Funds in terms of the total amount of annual advisory fees it is estimated to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS will derive reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the sub-advisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees to be paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

6 reviewed comparative information with respect to the proposed advisory fee rates and concluded that the Trust’s anticipated advisory fees are within the range of those incurred by other comparable funds and that the Trust’s advisory structure is thus competitive within the industry. In considering the proposed advisory fee rates, the Board took into account the high level of services expected to be provided to the Funds and the other factors considered.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

1 information relating to each subad-viser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and, if applicable, past sub-advisory services to affiliated funds of the Trust;

2 the investment performance of comparatively managed funds of the Fund and comparative performance information relating to the comparatively managed fund’s benchmark and comparable funds;

3 the proposed subadvisory fee for each Fund and comparative fee information; and

4 information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

1 The Subadviser has extensive experience and demonstrated skills as a manager;

2 Although not without variation, the current and historical performance of the comparably managed funds of Subadviser to the Funds generally has been within the range of the current and historical performance of comparable funds and the comparably managed funds’ respective benchmarks;

3 With respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the

32

Adviser and the subadviser and generally are within the range of industry norms; and

4 The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements that would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

Additional information that the Board considered for a particular fund is set forth below.

Performance of
	Comparable Funds	Estimated Fees
Fund	as of June 30, 2005	and Expenses

Lifestyle Growth	Performance of the	Advisory fees for this Fund
	Lifestyle Growth 820	are lower than its peer
(MFC Global	Trust of JHT has	group median.
Investment	outperformed its
Management	benchmark index over	Total expenses for this
(U.S.A.) Limited	the one, three and five	Fund are higher than its
	year periods.	peer group median.

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OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

34

ELECTRONIC
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How does electronic delivery benefit you?

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Sign up for electronic delivery today at

www.jhfunds.com/edelivery

35

OUR WEB SITE

A wealth of information —
www.jhfunds.com

View the latest information for your account.

Transfer money from one account to another.

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Use our online calculators to help you with your
financial goals.

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Access forms, applications and tax information.

36

For more information

The Portfolio’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Gordon M. Shone	Principal distributor
James M. Oates, Chairman*	Vice President and Treasurer	John Hancock Funds, LLC
Charles L. Bardelis *	Betsy A. Seel	601 Congress Street
James R. Boyle†	Assistant Vice President,	Boston, MA 02210-2805
Peter S. Burgess *	Secretary and
Elizabeth G. Cook	Chief Legal Officer	Custodian
William H. Cunningham	George Boyd	State Street Bank & Trust Co.
Charles L. Ladner *	Senior Counsel, Assistant	225 Franklin Street
Hassell H. McClellan	Vice President and	Boston, MA 02110
*Members of the Audit Committee	Assistant Secretary
†Non-Independent Trustee	Francis V. Knox, Jr.	Transfer agent
	Vice President and Chief	John Hancock Signature
	Compliance Officer	Services, Inc.
1 John Hancock Way,
Officers		Suite 1000
Keith F. Hartstein		Boston, MA 02217-1000
President	Investment adviser
John G. Vrysen	John Hancock Investment	Legal counsel
Executive Vice President and	Management Services, LLC	Kirkpatrick & Lockhart
Chief Financial Officer	601 Congress Street	Nicholson Graham LLP
	Boston, MA 02210-2805	1 Lincoln Street
Boston, MA 02111

The Portfolio’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Portfolio’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

37

John Hancock

JOHN HANCOCK FUNDS

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifestyle Growth Portfolio.

040SA 2/06
4/06

JOHN HANCOCK

Lifestyle Moderate Portfolio

2.28.2006 Semiannual Report

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Funds investments
page 10

Financial statements
page 12

For more information
page 33

To Our Shareholders,

After producing modest returns in 2005, the stock market started off strong in the first two months of 2006. The major indexes all advanced and produced two-month returns that were already half as much as the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 2.93% through February 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a slower-growing economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of their 18-month campaign of rising interest rates.

Although a solid yearly beginning has typically augured well for the rest of the year, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Portfolio seeks a
balance between a
high level of current
income and growth
of capital with a
greater emphasis
on income. To
pursue this goal,
the Portfolio, which
is a fund-of-funds,
normally invests
approximately 60%
of its assets in
underlying funds,
which invest
primarily in fixed
income securities
and approximately
40% of its assets
in underlying
funds, which
invest primarily
in equity securities.

Since inceptiona

*  U.S. fixed income segments were only modestly positive during the reporting period, but equities performed quite well.

*  All but one of the underlying funds produced positive results during the reporting period and the Lifestyle Moderate Portfolio outperformed the index.

*  The equity portion of the Portfolio benefited most from allocations to funds that invest in non-U.S. equities, while the fixed income portion benefited most from funds that invest in high yield bonds.

Total returns for the Portfolio are at net asset value with all distributions reinvested.
These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 began operations on
10-18-05 and Class 1 began operation on 10-15-05.

Asset Allocation
Equity	% of Total	Fixed Income	% of Total
U.S. Large Cap	21.00	Intermediate Term Bond	22.00
International	11.00	High Yield Bond	12.00
Real Estate	4.00	Multi-Sector Bond	12.00
U.S. Mid Cap	4.00	Global Bond	6.00
		Treasury Inflation
		Protected Securities	4.00
		Long Term Bond	2.00
		Short Term Bond	2.00

As a percentage of the Portfolio’s net assets on February 28, 2006.

1

FROM THE MANAGEMENT TEAM OF MFC GLOBAL INVESTMENT MANAGEMENT

MANAGERS’ REPORT

JOHN HANCOCK Lifestyle Moderate Portfolio

For the reporting period of October 18, 2005 through February 28, 2006, all major equity indexes posted positive results, while bonds advanced modestly. The dominant influence of energy on the economy and on business profitability kept equity and oil prices locked in contrary motion: equities fell in December and January as oil prices firmed, and rallied in October, November and February as oil prices declined. Oil price volatility has not diminished the underlying support that equities have received from strong corporate earnings and solid economic growth.

U.S. small-cap stocks were the best performers over the reporting period followed by mid-cap stocks. Large-cap stocks continued to trail, which is consistent with the last two years of unremarkable performance. Small- and mid-cap growth stocks beat their value counterparts, while value stocks outperformed in the large-cap area. International stocks produced strong results during this period, outperforming U.S. equities by approximately 6%. This performance was bolstered by strong results in Japan and Germany.

“For the reporting period of October 18, 2005 through February 28, 2006, all major equity indexes posted positive results, while bonds advanced modestly.”

While equities performed quite well during the reporting period, most U.S. fixed-income segments were only modestly positive. One exception came from high yield issues, which significantly outperformed other fixed-income areas as investors searched for yield. In terms of non-U.S. fixed-income, hedged strategies outperformed unhedged portfolios due to the strengthening of the U.S. dollar against most currencies, namely the Euro, Yen and Sterling.

Performance results

From inception October 18, 2005 (for Class 1 inception is October 15, 2005) through February 28, 2006, John Hancock Lifestyle Moderate Portfolio’s Class A, Class B, Class C, Class R3,

2

Class R4, Class R5 and Class I shares posted total returns of 5.42%, 5.20%, 5.20%, 5.31%, 5.44%, 5.57% and 5.50%, respectively, at net asset value. That compared with the 4.23% return of the Portfolio’s benchmark index — a 40/60 blend of the Standard & Poor’s 500 Index and the Lehman Brothers Aggregate Bond Index.

Performance explanation

This Portfolio outperformed its benchmark since inception. Both the equity and fixed-income components of the Portfolio contributed to the positive outcome. Performance of the equity portion was aided by Real Estate Securities Fund (+17.27%, Deutsche Asset Management), which delivered excellent gains as Real Estate Investment Trusts (REITs) continued to outperform the S&P 500 for the sixth straight year. While real estate can be volatile as an individual investment, the risks inherent in this asset class are diffused by the broad diversification of the Lifestyle Moderate Portfolio.

Allocations to traditional equity asset classes also added value,  particularly the exposure to non-U.S. funds and small-cap funds. International Opportunities Fund (+19.39%, Marsico), a growth-oriented fund, led the way on the non-U.S. side. In the small-cap portion of the portfolio, Small Company Fund (+18.17%, American Century) and Small Company Value Fund (+14.91%, T. Rowe Price), were top performers.

“Both the equity and fixed-income components of the portfolio contributed to the positive outcome.”

In the U.S. large-cap portion of the Portfolio, U.S. Multi-Sector Fund (GMO) was the main detractor from performance. This was due in large part to the fund’s positioning in higher-quality names. The fund’s management team continues to believe that low-quality stocks are extremely overvalued and that high-quality equities represent the best opportunity within the U.S.

The best relative results in the fixed-income portion of the Portfolio were generated by high yield funds. Although spreads have become historically tight in relation to other fixed-income options, investors have continued to flock to high-yield bonds in an effort to capture any incremental yield over traditional fixed-income vehicles. Allocations to multi-sector bond funds also added value. These

3

funds are designed to outperform the broad fixed-income market with a similar amount of risk by allocating across a wide range of sectors, including emerging-market debt, high yield and non-U.S. sovereign debt. Over the current reporting period, Spectrum Income Fund (+3.19%, T. Rowe Price) benefited from allocations to high yield and emerging-market debt.

The main detractor from performance within fixed-income was Global Bond Fund (-0.71%, PIMCO). Because the strategy does not hedge the underlying currency of its foreign bond holdings, the rallying U.S dollar hurt performance. While global bonds detracted from results during this period, allocations to non-traditional fixed-income asset classes such as global bonds and TIPS help to diversify Lifestyle Moderate Portfolio over the long term.

“Lifestyle Moderate Portfolio is well diversified across a wide range of asset classes and investment styles, including non-traditional asset classes.”

Positioning and outlook

Lifestyle Moderate Portfolio is well diversified across a wide range of asset classes and investment styles, including non-traditional asset classes. The Portfolio has an 11% weighting in non-U.S. equity funds and a 4% position in the Real Estate Securities Fund (Deutsche Asset Management). On the fixed-income front, the Portfolio has a meaningful stake in high yield funds (12%), a 6% position in Global Bond Fund (PIMCO) and a 5% position in Real Return Fund (PIMCO). No major changes were made during this short time period outside of the regular rebalancing process.

4

We believe that the long-awaited shift in favor of higher-quality stocks will occur sooner rather than later, and we are well positioned for this impending change within our large-cap allocations. We remain vigilant in our evaluation of the areas that have experienced excellent relative and absolute gains recently, including real estate, natural resources, high yield and small- and mid-cap stocks. In our view, valuations in these areas are not as attractive as they were three years ago (for example, high yield spreads over treasuries have tightened significantly and cash-flow multiples for REIT securities have been higher than historical averages). In many cases, however, the fundamentals remain strong. As always, we will make adjustments to further enhance the risk-reward profile of the Portfolio as opportunities arise.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in small-cap stocks. See the prospectus for the risks of investing in high-yield bonds.

5

A LOOK AT PERFORMANCE

For the period ending February 28, 2006

With maximum sales charge (POP)

Cumulative total returns
Since inception[a]

Class A	0.16%

Class B	0.20

Class C	4.20

Class R3[b]	5.31

Class R4[b]	5.44

Class R5[b]	5.57

Class 1[b]	5.50

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05.

b For certain types of investors as described in the Fund’s Class R3, Class R4, Class R5 and Class 1 share prospectuses.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Period beginning	10-18-05	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05

Without
sales charge	$10,520	$10,520	$10,531	$10,544	$10,557	$10,550

With maximum
sales charge	10,020	10,420	10,531	10,544	10,557	10,550

Index	10,423	10,423	10,423	10,423	10,423	10,438

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of February 28, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

A blended index is used when combining 40% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 60% of the Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 For certain types of investors as described in the Fund’s Class R3, Class R4, Class R5 and Class 1 share prospectuses.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*  Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

*  Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

In addition to the operating expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied operating expenses and transaction costs and the Fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on inception date, with the same investment held until February 28, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on inception date	on 2-28-06	ended 2-28-06[a]

Class Ab	$1,054.20	$2.26
Class Bb	1,052.00	4.92
Class Cb	1,052.00	5.03
Class R3[b]	1,053.10	2.77
Class R4[b]	1,054.40	1.85
Class R5[b]	1,055.70	0.82
Class 1[b]	1,055.00	0.51

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over

8

the period. Simply divide your account value at February 28, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on inception date, with the same investment held until February 28, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on inception date	on 2-28-06	ended 2-28-06[a]

Class Ab	$1,016.20	$2.22
Class Bb	1,013.60	4.83
Class Cb	1,013.50	4.93
Class R3[b]	1,015.70	2.72
Class R4[b]	1,016.60	1.81
Class R5[b]	1,017.60	0.81
Class 1[b]	1,018.30	0.50

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Fund’s annualized expense ratio of 0.61%, 1.32%, 1.33%, 0.73%, 0.48%, 0.22% and 0.12% for Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class 1, respectively, multiplied by the average account value over the period, multiplied by number of days since inception /365 or 366 (to reflect the one-half year period).

b Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05.

9

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on February 28, 2006 (unaudited)

Lifestyle Moderate Fund portfolio of investments, showing all underlying funds.

Issuer	Shares	Value

Investment Companies 100.01%		$1,692,148,929
(Cost $1,619,749,654)
John Hancock Funds II

500 Index Fund Class NAV	3,041,572	$33,670,198

Active Bond Fund Class NAV	13,997,798	135,358,708

Blue Chip Growth Fund Class NAV	4,670,034	84,434,208

Core Bond Fund Class NAV	2,678,635	33,670,446

Core Equity Fund Class NAV	3,386,301	50,591,341

Equity-Income Fund Class NAV	1,938,622	33,732,016

Fundamental Value Fund Class NAV	3,306,630	50,591,443

Global Bond Fund Class NAV	7,108,529	101,865,221

High Yield Fund Class NAV	16,305,961	169,255,873

International Equity Index Fund Class NAV	1,916,192	33,839,943

International Opportunities Fund Class NAV	1,094,170	17,090,928

International Stock Fund Class NAV	6,459,572	85,330,948

International Value Fund Class NAV	3,068,050	50,592,147

Investment Quality Bond Fund Class NAV	2,831,829	33,670,447

Real Estate Securities Fund Class NAV	2,541,972	68,023,180

Real Return Bond Fund Class NAV	5,030,821	67,513,622

Small Cap Fund Class NAV	1,112,564	17,011,097

Small Company Fund Class NAV	1,999,295	34,067,987

Small Company Value Fund Class NAV	709,741	17,140,244

Spectrum Income Fund Class NAV	11,539,314	118,277,966

Strategic Bond Fund Class NAV	7,036,975	84,443,701

Total Return Fund Class NAV	14,762,334	203,277,335

U.S. Government Securities Fund Class NAV	2,475,768	33,670,451

U.S. High Yield Bond Fund Class NAV	2,572,228	33,670,466

See notes to financial statements.

10

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
John Hancock Funds II – continued

U.S. Multi Sector Fund Class NAV	6,345,195	$67,512,877

Value & Restructuring Fund Class NAV	3,027,383	33,846,136

Total investments 100.01%		$1,692,148,929

Liabilities in excess of other assets (0.01)%		($139,396)

Total net assets 100.00%		$1,692,009,533

Percentages are stated as a percent of net assets of the Fund.

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

February 28, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments in affiliated funds, at value
(cost $1,619,749,654)	$1,692,148,929
Receivable for investments sold	213
Receivable for shares sold	1,427,117
Receivable from affiliates	60,558
Other assets	3,299
Total assets	1,693,640,116

Liabilities
Due to custodian	39,335
Payable for investments purchased	1,382,892
Payable for shares repurchased	165
Payable to affiliates
Fund administration fees	31,471
Transfer agent fees	2,208
Other payables and accrued expenses	174,512
Total liabilities	1,630,583

Net assets
Capital paid-in	1,618,785,880
Accumulated net realized gain on investments	1,351,135
Net unrealized appreciation on investments	72,399,275
Distributions in excess of net investment income	(526,757)
Net assets	$1,692,009,533

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($5,727,908 ÷ 422,763 shares)	$13.55
Class B ($1,629,029 ÷ 120,315 shares)	$13.54
Class C ($3,654,723 ÷ 269,906 shares)	$13.54
Class R3 ($104,657 ÷ 7,728 shares)	$13.54
Class R4 ($107,410 ÷ 7,928 shares)	$13.55
Class R5 ($503,368 ÷ 37,129 shares)	$13.56
Class 1 ($1,680,282,438 ÷ 124,066,106 shares)	$13.54

Maximum offering price per share
Class Aa ($13.55 ÷ 95%)	$14.26

a On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

12

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the period ended February 28, 2006[a] (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Income distributions received from affiliated underlying funds	$11,931,752
Total investment income	11,931,752

Expenses
Investment management fees (Note III)	231,199
Distribution and service fees (Note III)	280,506
Transfer agent fees (Note III)	2,501
Blue sky fees (Note III)	33,084
Printing and postage fees (Note III)	29,192
Fund administration fees (Note III)	31,533
Audit and legal fees	11,639
Custodian fees	4,268
Trustees’ fees (Note III)	5,203
Registration and filing fees	91,282
Miscellaneous	5,527
Total expenses	725,934
Less expense reductions (Note III)	(60,849)
Net expenses	665,085
Net investment income	11,266,667

Realized and unrealized gain
Net realized gain on investments	1,213,409
Capital gain distributions received from affiliated
underlying funds	137,726
Change in net unrealized appreciation of investments	72,399,275
Net realized and unrealized gain	73,750,410
Increase in net assets from operations	$85,017,077

aPeriod from 10-15-05 (commencement of operations) to 2-28-06.

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed since
the inception of
the Fund. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

Period
ended
2-28-06[a]

Increase (decrease) in net assets
From operations
Net investment income	$11,266,667
Net realized gain	1,351,135
Change in net unrealized appreciation	72,399,275
Increase in net assets resulting
from operations	85,017,077
Distributions to shareholders
From net investment income
Class A	(9,583)
Class B	(2,422)
Class C	(6,068)
Class R3	(653)
Class R4	(704)
Class R5	(1,434)
Class 1	(11,772,560)
(11,793,424)
From Fund share transactions	1,618,785,880

Net assets
End of period	$1,692,009,533
Distributions in excess of net investment income	($526,757)

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05. Unaudited.

See notes to financial statements.

14

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the commencement of operations of the Fund.

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$12.94
Net investment income[h]	0.04
Net realized and unrealized
gain on investments	0.66
Total from
investment operations	0.70
Less distributions
From net investment income	(0.09)
(0.09)
Net asset value, end of period	$13.55
Total return[k,l] (%)	5.42[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$6
Ratio of net expenses
to average net assets[q] (%)	0.61[r]
Ratio of gross expenses
to average net assets[p,q] (%)	3.03[r]
Ratio of net investment income
to average net assets[v] (%)	0.89[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

15

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$12.94
Net investment income[h]	—[j]
Net realized and unrealized
gain on investments	0.67
Total from
investment operations	0.67
Less distributions
From net investment income	(0.07)
(0.07)
Net asset value, end of period	$13.54
Total return[k,l] (%)	5.20[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$2
Ratio of net expenses
to average net assets[q] (%)	1.32[r]
Ratio of gross expenses
to average net assets[p,q] (%)	5.46[r]
Ratio of net investment income
to average net assets[v] (%)	0.06[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

16

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	2-28-06 [a]

Per share operating performance
Net asset value,
beginning of period	$12.94
Net investment income[h]	0.01
Net realized and unrealized
gain on investments	0.66
Total from
investment operations	0.67
Less distributions
From net investment income	(0.07)
(0.07)
Net asset value, end of period	$13.54
Total return[k,l] (%)	5.20[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$4
Ratio of net expenses
to average net assets[q] (%)	1.33[r]
Ratio of gross expenses
to average net assets[p,q] (%)	4.19[r]
Ratio of net investment income
to average net assets[v] (%)	0.18[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

17

F I N A N C I A L H I G H L I G H T S

CLASS R3 SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$12.94
Net investment income[h]	0.06
Net realized and unrealized
gain on investments	0.62
Total from
investment operations	0.68
Less distributions
From net investment income	(0.08)
(0.08)
Net asset value, end of period	$13.54
Total return[k,l] (%)	5.31[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses
to average net assets[q] (%)	0.73[r]
Ratio of gross expenses
to average net assets[p,q] (%)	17.99[r]
Ratio of net investment income
to average net assets[v] (%)	1.33[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

18

F I N A N C I A L H I G H L I G H T S

CLASS R4 SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$12.94
Net investment income[h]	0.08
Net realized and unrealized
gain on investments	0.62
Total from
investment operations	0.70
Less distributions
From net investment income	(0.09)
(0.09)
Net asset value, end of period	$13.55
Total return[k,l] (%)	5.44[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses
to average net assets[q] (%)	0.48[r]
Ratio of gross expenses
to average net assets[p,q] (%)	17.71[r]
Ratio of net investment income
to average net assets[v] (%)	1.58[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

19

F I N A N C I A L H I G H L I G H T S

CLASS R5 SHARES

Period ended	2-28-06[a]

Per share operating performance
Net asset value,
beginning of period	$12.94
Net investment income[h]	0.03
Net realized and unrealized
gain on investments	0.69
Total from
investment operations	0.72
Less distributions
From net investment income	(0.10)
(0.10)
Net asset value, end of period	$13.56
Total return[k,l] (%)	5.57[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1
Ratio of net expenses
to average net assets[q] (%)	0.22[r]
Ratio of gross expenses
to average net assets[p,q] (%)	7.38[r]
Ratio of net investment income
to average net assets[v] (%)	0.71[r]
Portfolio turnover (%)	3[m]

See notes to financial statements.

20

F I N A N C I A L H I G H L I G H T S

CLASS 1 SHARES

Period ended	2-28-06 [a]

Per share operating performance
Net asset value,
beginning of period	$12.93
Net investment income[h]	0.10
Net realized and unrealized
gain on investments	0.61
Total from
investment operations	0.71
Less distributions
From net investment income	(0.10)
(0.10)
Net asset value, end of period	$13.54
Total return[k] (%)	5.50[m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1,680
Ratio of net expenses
to average net assets[q] (%)	0.12[r]
Ratio of net investment income
to average net assets[v] (%)	2.08[r]
Portfolio turnover (%)	3[m]

a	Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05. Unaudited.
h	Based on the average of the shares outstanding.
i	Less than $500,000.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment and does not reflect the effect of sales charges.
l	Total returns would have been lower had certain expenses not been reduced during the period shown.
m Not annualized.
p	Does not take into consideration expense reductions during the period shown.
q	Does not include expenses of the investment companies in which the Fund invests.
r	Annualized.
v	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See notes to financial statements.

21

NOTES TO STATEMENTS

Unaudited

I. Organization

The John Hancock Lifestyle Moderate Portfolio (the “Fund”) is a non-diversified series of John Hancock Funds II (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended.

The Fund operates as a “fund of funds”, which invests in shares of mutual funds (“underlying funds”) managed by affiliates of John Hancock Investment Management Services, LLC (the “Adviser”). The Adviser is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”). Each underlying fund’s accounting policies are outlined in the underlying fund’s shareholder report, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Internet site at www.sec.gov, File # 811-21779, CIK 0001331971.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class R3, Class R4, Class R5, and Class 1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

At February 28, 2006 John Hancock USA, an indirect subsidiary of MFC, owned 7,734 Class B, Class R3, Class R4 and Class R5 shares of beneficial interest of the Fund.

II. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 P.M. Eastern Time. Investments in underlying funds are valued at their respective net asset values each business day, or at fair value as determined in good faith in accordance with procedures approved by the Trustees.

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Securities in the underlying funds’ portfolios are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost.

Repurchase agreements

The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income on investment securities is recorded on the ex-dividend date.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses not directly attributable to a particular Fund or class of shares are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as transfer agency fees, blue sky fees, printing and postage fees and distribution and service fees, are accrued daily and charged directly to the respective share classes. Expenses in the Fund’s Statements of Operations reflect the expenses of the Fund and do not include any indirect expenses related to the underlying funds. Because the underlying funds have varied expense levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

23

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryfor-ward is available). Accordingly, the Fund may periodically make reclassifi-cations among certain capital accounts, without affecting its net asset value.

III. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of the Fund, subject to the supervision of the Board of Trustees. Under the Advisory Agreement the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $7,500,000,000 of the Fund’s aggregate daily net assets and (b) 0.04% of the Fund’s aggregate daily net assets in excess of $7,500,000,000. Aggregate net assets include the net assets of the five Lifestyle Portfolios of the Trust (the Lifestyle Aggressive, the Lifestyle Balanced, the Lifestyle Conservative, the Lifestyle Growth and the Lifestyle Moderate) and the five Lifestyle Portfolios of John Hancock Trust (the Lifestyle Aggressive 1000, the Lifestyle Growth 820, the Lifestyle Balanced 640, the Lifestyle Moderate 460 and the Lifestyle Conservative 280). The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has contractually agreed to waive advisory fees or reimburse Fund’s expenses for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the classes, at least until November 1, 2006. Accordingly, the expense reductions related to this expense limitation amounted to $15,965, $9,380, $14,314, $6,511, $6,512 and $7,876 for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares, respectively, for the period ended February 28, 2006. The Adviser reserves the right to terminate this limitation in the future.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plans

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly-owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50%, 0.25%, and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment

24

of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has also adopted a Service Plan with respect to Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Fund pays up to 0.15%, 0.10% and 0.05% of average daily net assets of Class R3, Class R4 and Class R5 shares, respectively, for certain other services. There were no servicing fees during the period ended February 28, 2006.

Sales charges

Class A shares are assessed up-front sales charges. During the period ended February 28, 2006, JH Funds received net up-front sales charges of $105,962 with regard to sales of Class A shares. Of this amount, $17,785 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $84,953 was paid as sales commissions to unrelated broker-dealers and $3,224 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2006, CDSCs received by JH Funds amounted to $111 for Class B shares and $31 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class R3, Class R4 and Class R5 share average daily net assets. This agreement is effective until December 31, 2006. Signature Services reserves the right to terminate this limitation in the future. In addition, Signature Service has voluntarily agreed to further limit transfer agent fees for Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. Accordingly, the transfer agent fees reductions amounted to $66, $66 and $159 for Class R3, Class R4 and Class R5 shares, respectively, during the period ended February 28, 2006. Signature Services reserves the right to terminate this limitation at any time.

25

Expenses under the agreements described above for the period ended February 28, 2006, were as follows:

	Distribution	Transfer		Printing and
Share Class	fees	agent	Blue sky	postage

Class A	$1,980	$962	$5,514	$11,105
Class B	2,263	352	5,514	4,089
Class C	5,000	799	5,514	9,293
Class R3	187	88	5,514	1,034
Class R4	94	88	5,514	1,035
Class R5	N/A	212	5,514	2,477
Class 1	270,982	—	—	159
Total	$280,506	$2,501	$33,084	$29,192

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated based on each fund’s average daily net asset value.

IV. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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V. Capital shares

Share activities for the Fund for the period ended February 28, 2006 were as follows:

	Period ended 2-28-06[a]
	Shares	Amount

Class A shares
Sold	424,140	$5,685,096
Distributions reinvested	619	8,199
Repurchased	(1,996)	(26,871)
Net increase	422,763	$5,666,424

Class B shares
Sold	126,066	$1,686,357
Distributions reinvested	100	1,326
Repurchased	(5,851)	(78,522)
Net increase	120,315	$1,609,161

Class C shares
Sold	269,816	$3,609,472
Distributions reinvested	370	4,904
Repurchased	(280)	(3,766)
Net increase	269,906	$3,610,610

Class R3 shares
Sold	7,728	$100,000
Net increase	7,728	$100,000

Class R4 shares
Sold	7,928	$102,708
Net increase	7,928	$102,708

Class R5 shares
Sold	37,291	$493,469
Distributions reinvested	51	680
Repurchased	(213)	(2,839)
Net increase	37,129	$491,310

Class 1 shares
Sold	124,779,209	$1,616,805,883
Distributions reinvested	890,511	11,772,560
Repurchased	(1,603,614)	(21,372,776)
Net increase	124,066,106	$1,607,205,667

Net increase	124,931,875	$1,618,785,880

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on10-15-05.

27

VI.Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2006, aggregated $1,665,544,509 and $47,008,263, respectively.

The cost of investment owned on February 28, 2006, including short-term investments, for federal income tax purposes, was $1,619,749,654. Gross unrealized appreciation and depreciation of investments aggregated $73,173,594 and $774,319, respectively, resulting in net unrealized appreciation of $72,399,275. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

VII. Investment in affiliated underlying funds

The Fund invests primarily in the underlying funds that are managed by affili-ates of the Adviser. The Fund does not invest in the underlying funds for the purpose of exercising management or control.

A summary of the Fund’s transactions in the securities of affiliated issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer, during the period ended February 28, 2006 is set forth below.

Affiliate —	Shares	Shares	Ending Share		Ending
Class NAV	Purchased	Sold	Amount	Proceeds	Value

500 Index	3,043,119	1,547	3,041,572	$31,520,122	$33,670,198
Active Bond	14,019,607	21,809	13,997,798	134,296,857	135,358,708
Blue Chip Growth	4,747,229	77,195	4,670,034	78,135,089	84,434,208
Core Bond	2,678,730	95	2,678,635	33,453,791	33,670,446
Core Equity	3,532,669	146,368	3,386,301	46,995,290	50,591,341
Equity-Income	1,938,689	67	1,938,622	31,325,676	33,732,016
Fundamental Value	3,306,735	105	3,306,630	48,219,352	50,591,443
Global Bond	7,133,322	24,793	7,108,529	102,645,352	101,865,221
High Yield	16,414,973	109,012	16,305,961	164,533,493	169,255,873
International
Equity Index	1,996,893	80,701	1,916,192	29,839,603	33,839,943
International
Opportunities	1,182,874	88,704	1,094,170	14,834,823	17,090,928
International Stock	6,907,567	447,995	6,459,572	76,352,077	85,330,948
International Value	3,134,085	66,035	3,068,050	45,969,771	50,592,147
Investment Quality Bond	2,832,430	601	2,831,829	33,453,999	33,670,447
Real Estate Securities	2,657,671	115,699	2,541,972	59,413,198	68,023,180
Real Return Bond	5,040,200	9,379	5,030,821	67,253,684	67,513,622
Small Cap	1,147,524	34,960	1,112,564	14,911,790	17,011,097
Small Company	2,057,573	58,278	1,999,295	30,226,524	34,067,987
Small Company Value	721,056	11,315	709,741	15,063,271	17,140,244
Spectrum Income	11,553,026	13,712	11,539,314	115,533,476	118,277,966
Strategic Bond	7,043,443	6,468	7,036,975	83,250,657	84,443,701
Total Return	14,836,478	74,144	14,762,334	201,346,320	203,277,335
U.S. Government
Securities	2,797,295	321,527	2,475,768	33,461,861	33,670,451
U.S. High Yield Bond	2,572,319	91	2,572,228	32,869,992	33,670,466
U.S. Multi Sector	6,345,371	176	6,345,195	63,597,486	67,512,877
Value & Restructuring	3,092,492	65,109	3,027,383	30,285,064	33,846,136

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Evaluation of Advisory and Subadvisory Agreement by the Board of Trustees (unaudited)

This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each series of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board will regularly evaluate the Trust’s advisory and subadvisory arrangements, including consideration of the six factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The six factors to be regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows;

4. whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

5. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust; and

6. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all six factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure: factors (1), (2) and (6) are of primary relevance; factors (3) and (4) generally are less significant to the Trustees’ considerations because subad-visory fees are paid to subadvisers by the Adviser and not directly by the Funds, and issues pertaining to economies of scale are considered in connection with the approval of the advisory fees that are paid directly by the Funds; and with respect to those subadvisers that are not affiliated with the Adviser, because the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length, factor (5) generally is also less significant to the Trustees’ considerations except in those circumstances in which such attention may be warranted because the comparative fee information considered in connection with factor (6) indicates that the subadvisory fees will materially exceed those normally charged under comparable circumstances.

29

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affili-ates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the six factors that it considers, the Board:

1(a) considered the high value to the Trust of JHIMS’s long relationship with investment companies within the same fund complex as the Trust, the skills and competency which JHIMS has demonstrated in managing the affairs and subadvisory relationships of these other investment companies, JHIMS’s ability to oversee and monitor the subadvis-ers’ investment performance and compliance programs and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement;

2 reviewed the investment performance of comparably managed funds of each of the Funds; the comparative performance of their respective benchmarks and comparable funds (i.e., funds having approximately the same investment objective); and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the comparably managed funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and each of their subadvisers;

3 & 4 reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (a) that to the extent that Funds have subad-visory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (b) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (c) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

5 (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) and considered an analysis presented by JHIMS

30

regarding the estimated net profitability to JHIMS of the advisory fee structure;

(b) reviewed the profitability of the JHIMS’ relationship with the Funds in terms of the total amount of annual advisory fees it is estimated to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS will derive reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the sub-advisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees to be paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

6 reviewed comparative information with respect to the proposed advisory fee rates and concluded that the Trust’s anticipated advisory fees are within the range of those incurred by other comparable funds and that the Trust’s advisory structure is thus competitive within the industry. In considering the proposed advisory fee rates, the Board took into account the high level of services expected to be provided to the Funds and the other factors considered.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

1 information relating to each subad-viser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and, if applicable, past sub-advisory services to affiliated funds of the Trust;

2 the investment performance of comparatively managed funds of the Fund and comparative performance information relating to the comparatively managed fund’s benchmark and comparable funds;

3 the proposed subadvisory fee for each Fund and comparative fee information; and

4 information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

1 The Subadviser has extensive experience and demonstrated skills as a manager;

2 Although not without variation, the current and historical performance of the comparably managed funds of Subadviser to the Funds generally has been within the range of the current and historical performance of comparable funds and the comparably managed funds’ respective benchmarks;

3 With respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the

31

Adviser and the subadviser and generally are within the range of industry norms; and

4 The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements that would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

Additional information that the Board considered for a particular fund is set forth below.

Performance of
	Comparable Funds	Estimated Fees
Fund	as of June 30, 2005	and Expenses

Lifestyle Moderate	Performance of the	Advisory fees for this Fund
	Lifestyle Moderate 460	are lower than its peer
(MFC Global	Trust of JHT has	group median.
Investment	outperformed its
Management	benchmark index over	Total expenses for this
(U.S.A.) Limited	the one, three and five	Fund are higher than its
	year periods.	peer group median.

32

For more information

The Portfolio’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Gordon M. Shone	Principal distributor
James M. Oates, Chairman*	Vice President and Treasurer	John Hancock Funds, LLC
Charles L. Bardelis *	Betsy A. Seel	601 Congress Street
James R. Boyle†	Assistant Vice President,	Boston, MA 02210-2805
Peter S. Burgess *	Secretary and
Elizabeth G. Cook	Chief Legal Officer	Custodian
William H. Cunningham	George Boyd	State Street Bank & Trust Co.
Charles L. Ladner *	Senior Counsel, Assistant	225 Franklin Street
Hassell H. McClellan	Vice President and	Boston, MA 02110
*Members of the Audit Committee	Assistant Secretary
†Non-Independent Trustee	Francis V. Knox, Jr.	Transfer agent
	Vice President and Chief	John Hancock Signature
Officers	Compliance Officer	Services, Inc.
Keith F. Hartstein		1 John Hancock Way,
President	Investment adviser	Suite 1000
John G. Vrysen	John Hancock Investment	Boston, MA 02217-1000
Executive Vice President and	Management Services, LLC
Chief Financial Officer	601 Congress Street	Legal counsel
	Boston, MA 02210-2805	Kirkpatrick & Lockhart
Nicholson Graham LLP
1 Lincoln Street
Boston, MA 02111

The Portfolio’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Portfolio’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

33

JOHN HANCOCK FUNDS

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifestyle Moderate Portfolio.

9700SA 2/06
4/06

ITEM 2. CODE OF ETHICS.

(a) Not Applicable (b) Not Applicable (c) Not Applicable (d) Not Applicable (e) Not Applicable (f) Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable (b) Not Applicable (c) Not Applicable (d) Not Applicable (e) Not Applicable (f) Not Applicable (g) Not Applicable (h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Included with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASES.

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(A) NOT APPLICABLE

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF KEITH F. HARTSTEIN, PRESIDENT (CHIEF EXECUTIVE OFFICER) AND JOHN G. VRYSEN, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF KEITH F. HARTSTEIN, PRESIDENT (CHIEF EXECUTIVE OFFICER) AND JOHN G. VRYSEN, CHIEF FINANCIAL OFFICER

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

/s/ Keith F. Hartstein President and Chief Executive Officer
Date: May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Keith F. Hartstein President and Chief Executive Officer Date: May 8, 2006 /s/ John G. Vrysen Chief Financial Officer Date: May 8, 2006